UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-08399

PIMCO Variable Insurance Trust

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Variable Insurance Trust

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

●	PIMCO All Asset Portfolio Administrative Class

●	PIMCO All Asset Portfolio Advisor Class

●	PIMCO All Asset Portfolio Class M

●	PIMCO All Asset Portfolio Institutional Class

●	PIMCO Balanced Allocation Portfolio Administrative Class

●	PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class

●	PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class

●	PIMCO CommodityRealReturn® Strategy Portfolio Class M

●	PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class

●	PIMCO Dynamic Bond Portfolio Administrative Class

●	PIMCO Dynamic Bond Portfolio Advisor Class

●	PIMCO Dynamic Bond Portfolio Class M

●	PIMCO Dynamic Bond Portfolio Institutional Class

●	PIMCO Emerging Markets Bond Portfolio Administrative Class

●	PIMCO Emerging Markets Bond Portfolio Advisor Class

●	PIMCO Emerging Markets Bond Portfolio Class M

●	PIMCO Emerging Markets Bond Portfolio Institutional Class

●	PIMCO Global Bond Opportunities Portfolio (Unhedged) Administrative Class

●	PIMCO Global Bond Opportunities Portfolio (Unhedged) Advisor Class

●	PIMCO Global Bond Opportunities Portfolio (Unhedged) Institutional Class

●	PIMCO Global Core Bond (Hedged) Portfolio Administrative Class

●	PIMCO Global Diversified Allocation Portfolio Administrative Class

●	PIMCO Global Diversified Allocation Portfolio Advisor Class

●	PIMCO Global Managed Asset Allocation Portfolio Administrative Class

●	PIMCO Global Managed Asset Allocation Portfolio Advisor Class

●	PIMCO Global Managed Asset Allocation Portfolio Institutional Class

●	PIMCO High Yield Portfolio Administrative Class

●	PIMCO High Yield Portfolio Advisor Class

●	PIMCO High Yield Portfolio Institutional Class

●	PIMCO Income Portfolio Administrative Class

●	PIMCO Income Portfolio Advisor Class

●	PIMCO Income Portfolio Institutional Class

●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Administrative Class

●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class

●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Institutional Class

●	PIMCO International Bond Portfolio (Unhedged) Administrative Class

●	PIMCO International Bond Portfolio (Unhedged) Advisor Class

●	PIMCO International Bond Portfolio (Unhedged) Institutional Class

●	PIMCO Long-Term U.S. Government Portfolio Administrative Class

●	PIMCO Long-Term U.S. Government Portfolio Advisor Class

●	PIMCO Long-Term U.S. Government Portfolio Institutional Class

●	PIMCO Low Duration Portfolio Administrative Class

●	PIMCO Low Duration Portfolio Advisor Class

●	PIMCO Low Duration Portfolio Institutional Class

●	PIMCO Real Return Portfolio Administrative Class

●	PIMCO Real Return Portfolio Advisor Class

●	PIMCO Real Return Portfolio Institutional Class

●	PIMCO Short-Term Portfolio Administrative Class

●	PIMCO Short-Term Portfolio Advisor Class

●	PIMCO Short-Term Portfolio Institutional Class

●	PIMCO Total Return Portfolio Administrative Class

●	PIMCO Total Return Portfolio Advisor Class

●	PIMCO Total Return Portfolio Institutional Class

(b)	Not applicable to the Registrant.

Administrative Class

PIMCO Balanced Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Balanced Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$44	0.86%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to performance, as U.S. equities posted positive returns.

• Long exposure to Japanese equities contributed to performance, as Japanese equities posted positive returns.

• Long exposure to eurozone equities contributed to performance, as eurozone equities posted positive returns.

• Long exposure to U.S. duration detracted from performance, as rates rose.

• Long exposure to the Japanese yen detracted from performance, as the yen depreciated against the U.S. dollar.

• Long exposure to the euro detracted from performance, as the euro depreciated against the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	MSCI World Index	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,929	$9,840	$9,893	$9,975
8/31/14	$10,092	$10,057	$10,071	$10,085
9/30/14	$9,830	$9,784	$9,897	$10,017
10/31/14	$9,912	$9,848	$9,985	$10,115
11/30/14	$10,086	$10,045	$10,141	$10,187
12/31/14	$9,915	$9,883	$10,048	$10,196
1/31/15	$10,020	$9,704	$10,039	$10,410
2/28/15	$10,396	$10,272	$10,354	$10,312
3/31/15	$10,323	$10,112	$10,276	$10,360
4/30/15	$10,512	$10,349	$10,401	$10,323
5/31/15	$10,501	$10,384	$10,424	$10,298
6/30/15	$10,302	$10,143	$10,234	$10,186
7/31/15	$10,386	$10,325	$10,391	$10,257
8/31/15	$9,842	$9,642	$9,975	$10,242
9/30/15	$9,580	$9,286	$9,789	$10,311
10/31/15	$9,999	$10,022	$10,269	$10,313
11/30/15	$9,957	$9,972	$10,229	$10,286
12/31/15	$9,810	$9,797	$10,125	$10,252
1/31/16	$9,322	$9,211	$9,822	$10,393
2/29/16	$9,130	$9,142	$9,800	$10,467
3/31/16	$9,608	$9,763	$10,228	$10,563
4/30/16	$9,757	$9,917	$10,332	$10,604
5/31/16	$9,799	$9,973	$10,375	$10,607
6/30/16	$9,724	$9,861	$10,371	$10,797
7/31/16	$10,056	$10,278	$10,663	$10,865
8/31/16	$10,077	$10,286	$10,665	$10,853
9/30/16	$10,109	$10,341	$10,696	$10,847
10/31/16	$9,970	$10,141	$10,540	$10,764
11/30/16	$9,949	$10,287	$10,525	$10,509
12/31/16	$10,099	$10,533	$10,694	$10,524
1/31/17	$10,248	$10,787	$10,850	$10,544
2/28/17	$10,452	$11,086	$11,069	$10,615
3/31/17	$10,529	$11,204	$11,148	$10,610
4/30/17	$10,668	$11,370	$11,293	$10,692
5/31/17	$10,839	$11,611	$11,487	$10,774
6/30/17	$10,861	$11,655	$11,502	$10,763
7/31/17	$11,032	$11,934	$11,688	$10,809
8/31/17	$11,075	$11,951	$11,741	$10,906
9/30/17	$11,204	$12,219	$11,877	$10,854
10/31/17	$11,333	$12,450	$12,022	$10,861
11/30/17	$11,462	$12,720	$12,176	$10,847
12/31/17	$11,560	$12,892	$12,295	$10,897
1/31/18	$11,873	$13,573	$12,638	$10,771
2/28/18	$11,528	$13,010	$12,285	$10,669
3/31/18	$11,427	$12,727	$12,152	$10,737
4/30/18	$11,438	$12,873	$12,201	$10,658
5/31/18	$11,503	$12,954	$12,270	$10,734
6/30/18	$11,484	$12,948	$12,253	$10,720
7/31/18	$11,711	$13,352	$12,489	$10,723
8/31/18	$11,798	$13,517	$12,604	$10,792
9/30/18	$11,812	$13,592	$12,624	$10,722
10/31/18	$11,247	$12,594	$12,031	$10,638
11/30/18	$11,356	$12,737	$12,141	$10,701
12/31/18	$10,915	$11,769	$11,700	$10,898
1/31/19	$11,464	$12,685	$12,270	$11,014
2/28/19	$11,664	$13,066	$12,483	$11,007
3/31/19	$11,840	$13,238	$12,683	$11,219
4/30/19	$12,104	$13,707	$12,954	$11,221
5/31/19	$11,753	$12,916	$12,602	$11,421
6/30/19	$12,250	$13,767	$13,163	$11,564
7/31/19	$12,275	$13,835	$13,199	$11,589
8/31/19	$12,225	$13,552	$13,177	$11,890
9/30/19	$12,376	$13,841	$13,330	$11,826
10/31/19	$12,579	$14,193	$13,567	$11,862
11/30/19	$12,769	$14,588	$13,774	$11,856
12/31/19	$12,989	$15,025	$14,028	$11,848
1/31/20	$13,001	$14,934	$14,061	$12,076
2/29/20	$12,427	$13,672	$13,439	$12,293
3/31/20	$11,325	$11,862	$12,378	$12,221
4/30/20	$12,082	$13,158	$13,221	$12,438
5/31/20	$12,480	$13,794	$13,610	$12,496
6/30/20	$12,728	$14,159	$13,855	$12,575
7/31/20	$13,105	$14,836	$14,292	$12,762
8/31/20	$13,579	$15,827	$14,789	$12,659
9/30/20	$13,322	$15,281	$14,493	$12,652
10/31/20	$13,042	$14,813	$14,188	$12,596
11/30/20	$14,062	$16,706	$15,337	$12,720
12/31/20	$14,433	$17,415	$15,730	$12,737
1/31/21	$14,307	$17,242	$15,587	$12,646
2/28/21	$14,447	$17,683	$15,735	$12,463
3/31/21	$14,676	$18,272	$15,988	$12,308
4/30/21	$15,096	$19,122	$16,458	$12,405
5/31/21	$15,277	$19,398	$16,654	$12,445
6/30/21	$15,394	$19,687	$16,790	$12,533
7/31/21	$15,609	$20,039	$17,036	$12,673
8/31/21	$15,824	$20,538	$17,279	$12,649
9/30/21	$15,366	$19,685	$16,813	$12,539
10/31/21	$15,827	$20,800	$17,327	$12,536
11/30/21	$15,627	$20,345	$17,104	$12,573
12/31/21	$16,015	$21,214	$17,573	$12,541
1/31/22	$15,431	$20,092	$16,891	$12,271
2/28/22	$15,047	$19,584	$16,564	$12,134
3/31/22	$15,081	$20,121	$16,622	$11,797
4/30/22	$14,113	$18,450	$15,594	$11,349
5/31/22	$14,205	$18,463	$15,673	$11,422
6/30/22	$13,366	$16,864	$14,758	$11,243
7/31/22	$14,100	$18,203	$15,563	$11,518
8/31/22	$13,502	$17,442	$14,980	$11,192
9/30/22	$12,499	$15,821	$13,888	$10,709
10/31/22	$12,978	$16,957	$14,396	$10,570
11/30/22	$13,816	$18,136	$15,295	$10,959
12/31/22	$13,433	$17,366	$14,962	$10,909
1/31/23	$14,207	$18,594	$15,778	$11,245
2/28/23	$13,846	$18,147	$15,398	$10,954
3/31/23	$14,215	$18,708	$15,847	$11,232
4/30/23	$14,405	$19,036	$16,084	$11,300
5/31/23	$14,232	$18,846	$15,869	$11,177
6/30/23	$14,699	$19,986	$16,393	$11,137
7/31/23	$14,960	$20,657	$16,706	$11,130
8/31/23	$14,682	$20,164	$16,410	$11,059
9/30/23	$14,144	$19,294	$15,829	$10,778
10/31/23	$13,811	$18,734	$15,452	$10,607
11/30/23	$14,793	$20,490	$16,585	$11,088
12/31/23	$15,460	$21,496	$17,323	$11,512
1/31/24	$15,513	$21,754	$17,430	$11,481
2/29/24	$15,814	$22,677	$17,737	$11,318
3/31/24	$16,188	$23,405	$18,149	$11,423
4/30/24	$15,633	$22,536	$17,590	$11,134
5/31/24	$16,206	$23,542	$18,184	$11,323
6/30/24	$16,393	$24,021	$18,408	$11,430

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	11.52%	6.00%	5.07%
MSCI World Index	20.19%	11.78%	9.16%
35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg U.S. Aggregate Index	12.29%	6.94%	6.29%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$158,619
# of Portfolio Holdings	129
Portfolio Turnover Rate	80%
Total Net Advisory Fees Paid During the Reporting Period	$492
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	24.6%
U.S. Government Agencies	14.1%
U.S. Treasury Obligations	14.1%
Corporate Bonds & Notes	4.0%
Asset-Backed Securities	1.8%
Non-Agency Mortgage-Backed Securities	0.3%
Sovereign Issues	0.2%
Short-Term Investments	43.0%
Other Investments	0.2%
Other Assets and Liabilities, Net	(2.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Balanced Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2055SARTSR_063024

Administrative Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$25	0.51%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in emerging market equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in emerging markets local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in real estate investment trusts, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,930	$10,022	$9,976	$10,052
8/31/14	$10,061	$10,144	$9,979	$10,091
9/30/14	$9,701	$10,114	$9,801	$10,133
10/31/14	$9,754	$10,187	$9,846	$10,172
11/30/14	$9,701	$10,283	$9,854	$10,195
12/31/14	$9,410	$10,336	$9,703	$10,206
1/31/15	$9,464	$10,529	$9,944	$10,186
2/28/15	$9,600	$10,467	$9,858	$10,252
3/31/15	$9,419	$10,527	$9,819	$10,320
4/30/15	$9,683	$10,468	$9,905	$10,372
5/31/15	$9,547	$10,425	$9,858	$10,447
6/30/15	$9,393	$10,296	$9,805	$10,518
7/31/15	$9,246	$10,398	$9,796	$10,577
8/31/15	$8,852	$10,370	$9,745	$10,620
9/30/15	$8,571	$10,431	$9,720	$10,640
10/31/15	$8,858	$10,465	$9,723	$10,693
11/30/15	$8,701	$10,470	$9,710	$10,749
12/31/15	$8,564	$10,441	$9,652	$10,782
1/31/16	$8,442	$10,594	$9,777	$10,821
2/29/16	$8,432	$10,696	$9,858	$10,851
3/31/16	$8,994	$10,784	$10,000	$10,928
4/30/16	$9,267	$10,802	$10,027	$11,013
5/31/16	$9,050	$10,848	$9,969	$11,082
6/30/16	$9,353	$11,055	$10,132	$11,157
7/31/16	$9,561	$11,121	$10,164	$11,198
8/31/16	$9,599	$11,115	$10,113	$11,263
9/30/16	$9,701	$11,114	$10,190	$11,337
10/31/16	$9,730	$11,006	$10,178	$11,408
11/30/16	$9,501	$10,824	$10,029	$11,468
12/31/16	$9,671	$10,854	$10,040	$11,542
1/31/17	$9,884	$10,814	$10,114	$11,634
2/28/17	$10,058	$10,907	$10,139	$11,699
3/31/17	$10,152	$10,902	$10,145	$11,741
4/30/17	$10,191	$10,976	$10,191	$11,803
5/31/17	$10,317	$11,040	$10,186	$11,842
6/30/17	$10,330	$11,009	$10,105	$11,898
7/31/17	$10,536	$11,045	$10,156	$11,951
8/31/17	$10,663	$11,146	$10,226	$12,043
9/30/17	$10,661	$11,094	$10,176	$12,151
10/31/17	$10,731	$11,141	$10,192	$12,209
11/30/17	$10,780	$11,158	$10,181	$12,290
12/31/17	$10,981	$11,183	$10,230	$12,365
1/31/18	$11,244	$11,103	$10,153	$12,466
2/28/18	$10,961	$11,078	$10,106	$12,549
3/31/18	$11,004	$11,170	$10,189	$12,602
4/30/18	$11,004	$11,129	$10,176	$12,685
5/31/18	$10,862	$11,170	$10,223	$12,764
6/30/18	$10,736	$11,191	$10,252	$12,827
7/31/18	$10,849	$11,194	$10,212	$12,889
8/31/18	$10,695	$11,229	$10,281	$12,964
9/30/18	$10,753	$11,186	$10,209	$13,042
10/31/18	$10,423	$11,164	$10,130	$13,124
11/30/18	$10,505	$11,218	$10,163	$13,168
12/31/18	$10,387	$11,380	$10,204	$13,231
1/31/19	$10,858	$11,501	$10,318	$13,275
2/28/19	$10,879	$11,515	$10,328	$13,367
3/31/19	$10,946	$11,721	$10,466	$13,469
4/30/19	$10,999	$11,728	$10,511	$13,573
5/31/19	$10,894	$11,897	$10,626	$13,631
6/30/19	$11,228	$12,064	$10,731	$13,683
7/31/19	$11,175	$12,158	$10,747	$13,769
8/31/19	$11,037	$12,434	$10,886	$13,837
9/30/19	$11,151	$12,377	$10,796	$13,914
10/31/19	$11,311	$12,355	$10,826	$14,008
11/30/19	$11,311	$12,341	$10,828	$14,102
12/31/19	$11,623	$12,315	$10,903	$14,199
1/31/20	$11,440	$12,538	$11,045	$14,272
2/29/20	$11,041	$12,691	$11,140	$14,348
3/31/20	$9,750	$12,494	$10,937	$14,348
4/30/20	$10,274	$12,696	$11,159	$14,299
5/31/20	$10,619	$12,732	$11,228	$14,342
6/30/20	$10,929	$12,795	$11,348	$14,463
7/31/20	$11,283	$12,935	$11,510	$14,598
8/31/20	$11,371	$12,841	$11,673	$14,709
9/30/20	$11,204	$12,888	$11,632	$14,801
10/31/20	$11,058	$12,889	$11,584	$14,877
11/30/20	$12,048	$12,963	$11,673	$14,972
12/31/20	$12,554	$13,003	$11,818	$15,095
1/31/21	$12,770	$12,933	$11,891	$15,184
2/28/21	$13,099	$12,732	$11,806	$15,305
3/31/21	$13,313	$12,682	$11,825	$15,441
4/30/21	$13,664	$12,715	$11,976	$15,607
5/31/21	$14,015	$12,743	$12,087	$15,766
6/30/21	$14,230	$12,805	$12,097	$15,955
7/31/21	$14,302	$12,964	$12,375	$16,095
8/31/21	$14,399	$12,938	$12,352	$16,206
9/30/21	$14,151	$12,816	$12,301	$16,334
10/31/21	$14,378	$12,783	$12,401	$16,546
11/30/21	$14,075	$12,874	$12,430	$16,749
12/31/21	$14,592	$12,822	$12,490	$16,932
1/31/22	$14,351	$12,620	$12,339	$17,093
2/28/22	$14,148	$12,452	$12,458	$17,287
3/31/22	$14,261	$12,184	$12,272	$17,533
4/30/22	$13,743	$11,857	$12,157	$17,675
5/31/22	$13,743	$11,840	$12,152	$17,900
6/30/22	$12,792	$11,661	$11,852	$18,187
7/31/22	$13,295	$11,958	$12,279	$18,260
8/31/22	$13,022	$11,645	$11,986	$18,348
9/30/22	$12,002	$11,272	$11,386	$18,490
10/31/22	$12,393	$11,233	$11,510	$18,656
11/30/22	$13,073	$11,519	$11,652	$18,778
12/31/22	$12,864	$11,383	$11,573	$18,865
1/31/23	$13,535	$11,645	$11,728	$19,035
2/28/23	$13,132	$11,460	$11,589	$19,183
3/31/23	$13,251	$11,714	$11,913	$19,275
4/30/23	$13,342	$11,774	$11,936	$19,432
5/31/23	$13,009	$11,728	$11,801	$19,532
6/30/23	$13,344	$11,721	$11,744	$19,652
7/31/23	$13,647	$11,725	$11,797	$19,770
8/31/23	$13,375	$11,710	$11,745	$19,947
9/30/23	$13,023	$11,508	$11,626	$20,098
10/31/23	$12,750	$11,426	$11,612	$20,194
11/30/23	$13,343	$11,819	$11,832	$20,307
12/31/23	$13,911	$12,197	$12,078	$20,435
1/31/24	$13,865	$12,173	$12,122	$20,578
2/29/24	$13,911	$12,089	$12,013	$20,749
3/31/24	$14,166	$12,198	$12,109	$20,909
4/30/24	$13,821	$12,002	$11,986	$21,056
5/31/24	$14,119	$12,108	$12,152	$21,144
6/30/24	$14,145	$12,213	$12,244	$21,219

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.00%	4.73%	3.53%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
Bloomberg U.S. TIPS: 1-10 Year Index	4.26%	2.67%	2.05%
Consumer Price Index + 500 Basis Points	7.98%	9.17%	7.81%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$247,563
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$131
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	99.5%
Short-Term Instruments	0.6%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-Real Fund	19.4%
PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO Low Duration Fund	9.9%
PIMCO Total Return Fund	7.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.2%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO Emerging Markets Local Currency and Bond Fund	3.2%
PIMCO RAE Emerging Markets Fund	3.0%

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0328SARTSR_063024

Advisor Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$30	0.61%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in emerging market equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in emerging markets local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in real estate investment trusts, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,939	$10,022	$9,976	$10,052
8/31/14	$10,061	$10,144	$9,979	$10,091
9/30/14	$9,702	$10,114	$9,801	$10,133
10/31/14	$9,754	$10,187	$9,846	$10,172
11/30/14	$9,702	$10,283	$9,854	$10,195
12/31/14	$9,418	$10,336	$9,703	$10,206
1/31/15	$9,463	$10,529	$9,944	$10,186
2/28/15	$9,598	$10,467	$9,858	$10,252
3/31/15	$9,417	$10,527	$9,819	$10,320
4/30/15	$9,678	$10,468	$9,905	$10,372
5/31/15	$9,543	$10,425	$9,858	$10,447
6/30/15	$9,388	$10,296	$9,805	$10,518
7/31/15	$9,242	$10,398	$9,796	$10,577
8/31/15	$8,843	$10,370	$9,745	$10,620
9/30/15	$8,563	$10,431	$9,720	$10,640
10/31/15	$8,856	$10,465	$9,723	$10,693
11/30/15	$8,691	$10,470	$9,710	$10,749
12/31/15	$8,553	$10,441	$9,652	$10,782
1/31/16	$8,441	$10,594	$9,777	$10,821
2/29/16	$8,423	$10,696	$9,858	$10,851
3/31/16	$8,985	$10,784	$10,000	$10,928
4/30/16	$9,256	$10,802	$10,027	$11,013
5/31/16	$9,041	$10,848	$9,969	$11,082
6/30/16	$9,338	$11,055	$10,132	$11,157
7/31/16	$9,554	$11,121	$10,164	$11,198
8/31/16	$9,591	$11,115	$10,113	$11,263
9/30/16	$9,690	$11,114	$10,190	$11,337
10/31/16	$9,709	$11,006	$10,178	$11,408
11/30/16	$9,483	$10,824	$10,029	$11,468
12/31/16	$9,657	$10,854	$10,040	$11,542
1/31/17	$9,867	$10,814	$10,114	$11,634
2/28/17	$10,038	$10,907	$10,139	$11,699
3/31/17	$10,129	$10,902	$10,145	$11,741
4/30/17	$10,168	$10,976	$10,191	$11,803
5/31/17	$10,292	$11,040	$10,186	$11,842
6/30/17	$10,302	$11,009	$10,105	$11,898
7/31/17	$10,515	$11,045	$10,156	$11,951
8/31/17	$10,641	$11,146	$10,226	$12,043
9/30/17	$10,636	$11,094	$10,176	$12,151
10/31/17	$10,705	$11,141	$10,192	$12,209
11/30/17	$10,754	$11,158	$10,181	$12,290
12/31/17	$10,949	$11,183	$10,230	$12,365
1/31/18	$11,208	$11,103	$10,153	$12,466
2/28/18	$10,929	$11,078	$10,106	$12,549
3/31/18	$10,969	$11,170	$10,189	$12,602
4/30/18	$10,969	$11,129	$10,176	$12,685
5/31/18	$10,829	$11,170	$10,223	$12,764
6/30/18	$10,702	$11,191	$10,252	$12,827
7/31/18	$10,813	$11,194	$10,212	$12,889
8/31/18	$10,661	$11,229	$10,281	$12,964
9/30/18	$10,716	$11,186	$10,209	$13,042
10/31/18	$10,380	$11,164	$10,130	$13,124
11/30/18	$10,472	$11,218	$10,163	$13,168
12/31/18	$10,352	$11,380	$10,204	$13,231
1/31/19	$10,816	$11,501	$10,318	$13,275
2/28/19	$10,836	$11,515	$10,328	$13,367
3/31/19	$10,901	$11,721	$10,466	$13,469
4/30/19	$10,963	$11,728	$10,511	$13,573
5/31/19	$10,849	$11,897	$10,626	$13,631
6/30/19	$11,186	$12,064	$10,731	$13,683
7/31/19	$11,123	$12,158	$10,747	$13,769
8/31/19	$10,988	$12,434	$10,886	$13,837
9/30/19	$11,097	$12,377	$10,796	$13,914
10/31/19	$11,265	$12,355	$10,826	$14,008
11/30/19	$11,265	$12,341	$10,828	$14,102
12/31/19	$11,568	$12,315	$10,903	$14,199
1/31/20	$11,388	$12,538	$11,045	$14,272
2/29/20	$10,996	$12,691	$11,140	$14,348
3/31/20	$9,692	$12,494	$10,937	$14,348
4/30/20	$10,229	$12,696	$11,159	$14,299
5/31/20	$10,565	$12,732	$11,228	$14,342
6/30/20	$10,870	$12,795	$11,348	$14,463
7/31/20	$11,229	$12,935	$11,510	$14,598
8/31/20	$11,316	$12,841	$11,673	$14,709
9/30/20	$11,138	$12,888	$11,632	$14,801
10/31/20	$10,994	$12,889	$11,584	$14,877
11/30/20	$11,977	$12,963	$11,673	$14,972
12/31/20	$12,483	$13,003	$11,818	$15,095
1/31/21	$12,694	$12,933	$11,891	$15,184
2/28/21	$13,017	$12,732	$11,806	$15,305
3/31/21	$13,237	$12,682	$11,825	$15,441
4/30/21	$13,582	$12,715	$11,976	$15,607
5/31/21	$13,937	$12,743	$12,087	$15,766
6/30/21	$14,145	$12,805	$12,097	$15,955
7/31/21	$14,216	$12,964	$12,375	$16,095
8/31/21	$14,310	$12,938	$12,352	$16,206
9/30/21	$14,057	$12,816	$12,301	$16,334
10/31/21	$14,292	$12,783	$12,401	$16,546
11/30/21	$13,983	$12,874	$12,430	$16,749
12/31/21	$14,485	$12,822	$12,490	$16,932
1/31/22	$14,261	$12,620	$12,339	$17,093
2/28/22	$14,050	$12,452	$12,458	$17,287
3/31/22	$14,158	$12,184	$12,272	$17,533
4/30/22	$13,638	$11,857	$12,157	$17,675
5/31/22	$13,638	$11,840	$12,152	$17,900
6/30/22	$12,703	$11,661	$11,852	$18,187
7/31/22	$13,195	$11,958	$12,279	$18,260
8/31/22	$12,928	$11,645	$11,986	$18,348
9/30/22	$11,913	$11,272	$11,386	$18,490
10/31/22	$12,295	$11,233	$11,510	$18,656
11/30/22	$12,974	$11,519	$11,652	$18,778
12/31/22	$12,766	$11,383	$11,573	$18,865
1/31/23	$13,436	$11,645	$11,728	$19,035
2/28/23	$13,028	$11,460	$11,589	$19,183
3/31/23	$13,141	$11,714	$11,913	$19,275
4/30/23	$13,230	$11,774	$11,936	$19,432
5/31/23	$12,905	$11,728	$11,801	$19,532
6/30/23	$13,229	$11,721	$11,744	$19,652
7/31/23	$13,540	$11,725	$11,797	$19,770
8/31/23	$13,259	$11,710	$11,745	$19,947
9/30/23	$12,912	$11,508	$11,626	$20,098
10/31/23	$12,631	$11,426	$11,612	$20,194
11/30/23	$13,239	$11,819	$11,832	$20,307
12/31/23	$13,789	$12,197	$12,078	$20,435
1/31/24	$13,744	$12,173	$12,122	$20,578
2/29/24	$13,789	$12,089	$12,013	$20,749
3/31/24	$14,035	$12,198	$12,109	$20,909
4/30/24	$13,698	$12,002	$11,986	$21,056
5/31/24	$13,989	$12,108	$12,152	$21,144
6/30/24	$14,026	$12,213	$12,244	$21,219

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	6.03%	4.63%	3.44%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
Bloomberg U.S. TIPS: 1-10 Year Index	4.26%	2.67%	2.05%
Consumer Price Index + 500 Basis Points	7.98%	9.17%	7.81%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$247,563
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$131
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	99.5%
Short-Term Instruments	0.6%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-Real Fund	19.4%
PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO Low Duration Fund	9.9%
PIMCO Total Return Fund	7.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.2%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO Emerging Markets Local Currency and Bond Fund	3.2%
PIMCO RAE Emerging Markets Fund	3.0%

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1854SARTSR_063024

Institutional Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.36%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in emerging market equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in emerging markets local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in real estate investment trusts, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,939	$10,022	$9,976	$10,052
8/31/14	$10,070	$10,144	$9,979	$10,091
9/30/14	$9,708	$10,114	$9,801	$10,133
10/31/14	$9,769	$10,187	$9,846	$10,172
11/30/14	$9,708	$10,283	$9,854	$10,195
12/31/14	$9,432	$10,336	$9,703	$10,206
1/31/15	$9,477	$10,529	$9,944	$10,186
2/28/15	$9,612	$10,467	$9,858	$10,252
3/31/15	$9,435	$10,527	$9,819	$10,320
4/30/15	$9,696	$10,468	$9,905	$10,372
5/31/15	$9,570	$10,425	$9,858	$10,447
6/30/15	$9,412	$10,296	$9,805	$10,518
7/31/15	$9,276	$10,398	$9,796	$10,577
8/31/15	$8,875	$10,370	$9,745	$10,620
9/30/15	$8,590	$10,431	$9,720	$10,640
10/31/15	$8,884	$10,465	$9,723	$10,693
11/30/15	$8,728	$10,470	$9,710	$10,749
12/31/15	$8,587	$10,441	$9,652	$10,782
1/31/16	$8,475	$10,594	$9,777	$10,821
2/29/16	$8,457	$10,696	$9,858	$10,851
3/31/16	$9,026	$10,784	$10,000	$10,928
4/30/16	$9,297	$10,802	$10,027	$11,013
5/31/16	$9,091	$10,848	$9,969	$11,082
6/30/16	$9,386	$11,055	$10,132	$11,157
7/31/16	$9,602	$11,121	$10,164	$11,198
8/31/16	$9,640	$11,115	$10,113	$11,263
9/30/16	$9,745	$11,114	$10,190	$11,337
10/31/16	$9,764	$11,006	$10,178	$11,408
11/30/16	$9,537	$10,824	$10,029	$11,468
12/31/16	$9,710	$10,854	$10,040	$11,542
1/31/17	$9,931	$10,814	$10,114	$11,634
2/28/17	$10,104	$10,907	$10,139	$11,699
3/31/17	$10,200	$10,902	$10,145	$11,741
4/30/17	$10,239	$10,976	$10,191	$11,803
5/31/17	$10,374	$11,040	$10,186	$11,842
6/30/17	$10,381	$11,009	$10,105	$11,898
7/31/17	$10,596	$11,045	$10,156	$11,951
8/31/17	$10,723	$11,146	$10,226	$12,043
9/30/17	$10,715	$11,094	$10,176	$12,151
10/31/17	$10,794	$11,141	$10,192	$12,209
11/30/17	$10,843	$11,158	$10,181	$12,290
12/31/17	$11,047	$11,183	$10,230	$12,365
1/31/18	$11,309	$11,103	$10,153	$12,466
2/28/18	$11,027	$11,078	$10,106	$12,549
3/31/18	$11,073	$11,170	$10,189	$12,602
4/30/18	$11,073	$11,129	$10,176	$12,685
5/31/18	$10,932	$11,170	$10,223	$12,764
6/30/18	$10,800	$11,191	$10,252	$12,827
7/31/18	$10,933	$11,194	$10,212	$12,889
8/31/18	$10,770	$11,229	$10,281	$12,964
9/30/18	$10,831	$11,186	$10,209	$13,042
10/31/18	$10,492	$11,164	$10,130	$13,124
11/30/18	$10,585	$11,218	$10,163	$13,168
12/31/18	$10,473	$11,380	$10,204	$13,231
1/31/19	$10,931	$11,501	$10,318	$13,275
2/28/19	$10,962	$11,515	$10,328	$13,367
3/31/19	$11,033	$11,721	$10,466	$13,469
4/30/19	$11,096	$11,728	$10,511	$13,573
5/31/19	$10,980	$11,897	$10,626	$13,631
6/30/19	$11,317	$12,064	$10,731	$13,683
7/31/19	$11,264	$12,158	$10,747	$13,769
8/31/19	$11,127	$12,434	$10,886	$13,837
9/30/19	$11,245	$12,377	$10,796	$13,914
10/31/19	$11,415	$12,355	$10,826	$14,008
11/30/19	$11,415	$12,341	$10,828	$14,102
12/31/19	$11,720	$12,315	$10,903	$14,199
1/31/20	$11,538	$12,538	$11,045	$14,272
2/29/20	$11,151	$12,691	$11,140	$14,348
3/31/20	$9,834	$12,494	$10,937	$14,348
4/30/20	$10,378	$12,696	$11,159	$14,299
5/31/20	$10,715	$12,732	$11,228	$14,342
6/30/20	$11,035	$12,795	$11,348	$14,463
7/31/20	$11,399	$12,935	$11,510	$14,598
8/31/20	$11,487	$12,841	$11,673	$14,709
9/30/20	$11,314	$12,888	$11,632	$14,801
10/31/20	$11,168	$12,889	$11,584	$14,877
11/30/20	$12,179	$12,963	$11,673	$14,972
12/31/20	$12,678	$13,003	$11,818	$15,095
1/31/21	$12,904	$12,933	$11,891	$15,184
2/28/21	$13,233	$12,732	$11,806	$15,305
3/31/21	$13,461	$12,682	$11,825	$15,441
4/30/21	$13,823	$12,715	$11,976	$15,607
5/31/21	$14,174	$12,743	$12,087	$15,766
6/30/21	$14,393	$12,805	$12,097	$15,955
7/31/21	$14,465	$12,964	$12,375	$16,095
8/31/21	$14,561	$12,938	$12,352	$16,206
9/30/21	$14,312	$12,816	$12,301	$16,334
10/31/21	$14,551	$12,783	$12,401	$16,546
11/30/21	$14,237	$12,874	$12,430	$16,749
12/31/21	$14,759	$12,822	$12,490	$16,932
1/31/22	$14,531	$12,620	$12,339	$17,093
2/28/22	$14,316	$12,452	$12,458	$17,287
3/31/22	$14,431	$12,184	$12,272	$17,533
4/30/22	$13,914	$11,857	$12,157	$17,675
5/31/22	$13,914	$11,840	$12,152	$17,900
6/30/22	$12,957	$11,661	$11,852	$18,187
7/31/22	$13,473	$11,958	$12,279	$18,260
8/31/22	$13,186	$11,645	$11,986	$18,348
9/30/22	$12,158	$11,272	$11,386	$18,490
10/31/22	$12,563	$11,233	$11,510	$18,656
11/30/22	$13,241	$11,519	$11,652	$18,778
12/31/22	$13,038	$11,383	$11,573	$18,865
1/31/23	$13,723	$11,645	$11,728	$19,035
2/28/23	$13,306	$11,460	$11,589	$19,183
3/31/23	$13,428	$11,714	$11,913	$19,275
4/30/23	$13,533	$11,774	$11,936	$19,432
5/31/23	$13,202	$11,728	$11,801	$19,532
6/30/23	$13,541	$11,721	$11,744	$19,652
7/31/23	$13,844	$11,725	$11,797	$19,770
8/31/23	$13,571	$11,710	$11,745	$19,947
9/30/23	$13,226	$11,508	$11,626	$20,098
10/31/23	$12,938	$11,426	$11,612	$20,194
11/30/23	$13,544	$11,819	$11,832	$20,307
12/31/23	$14,118	$12,197	$12,078	$20,435
1/31/24	$14,087	$12,173	$12,122	$20,578
2/29/24	$14,133	$12,089	$12,013	$20,749
3/31/24	$14,376	$12,198	$12,109	$20,909
4/30/24	$14,032	$12,002	$11,986	$21,056
5/31/24	$14,345	$12,108	$12,152	$21,144
6/30/24	$14,377	$12,213	$12,244	$21,219

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.17%	4.90%	3.70%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
Bloomberg U.S. TIPS: 1-10 Year Index	4.26%	2.67%	2.05%
Consumer Price Index + 500 Basis Points	7.98%	9.17%	7.81%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$247,563
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$131
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	99.5%
Short-Term Instruments	0.6%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-Real Fund	19.4%
PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO Low Duration Fund	9.9%
PIMCO Total Return Fund	7.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.2%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO Emerging Markets Local Currency and Bond Fund	3.2%
PIMCO RAE Emerging Markets Fund	3.0%

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1875SARTSR_063024

Class M

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO All Asset Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$40	0.81%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Positions in emerging market equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in developed ex-U.S. equities, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in short-term bonds, through exposure to certain Underlying PIMCO Funds, contributed to performance, as these exposures posted positive returns.

• Positions in long duration bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in emerging markets local bonds, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

• Positions in real estate investment trusts, through exposure to certain Underlying PIMCO Funds, detracted from performance, as these exposures posted negative returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	Bloomberg Global Aggregate (USD Hedged) Index	Bloomberg U.S. TIPS: 1-10 Year Index	Consumer Price Index + 500 Basis Points
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,931	$10,022	$9,976	$10,052
8/31/14	$10,060	$10,144	$9,979	$10,091
9/30/14	$9,699	$10,114	$9,801	$10,133
10/31/14	$9,751	$10,187	$9,846	$10,172
11/30/14	$9,690	$10,283	$9,854	$10,195
12/31/14	$9,403	$10,336	$9,703	$10,206
1/31/15	$9,448	$10,529	$9,944	$10,186
2/28/15	$9,582	$10,467	$9,858	$10,252
3/31/15	$9,407	$10,527	$9,819	$10,320
4/30/15	$9,657	$10,468	$9,905	$10,372
5/31/15	$9,523	$10,425	$9,858	$10,447
6/30/15	$9,364	$10,296	$9,805	$10,518
7/31/15	$9,220	$10,398	$9,796	$10,577
8/31/15	$8,824	$10,370	$9,745	$10,620
9/30/15	$8,542	$10,431	$9,720	$10,640
10/31/15	$8,832	$10,465	$9,723	$10,693
11/30/15	$8,669	$10,470	$9,710	$10,749
12/31/15	$8,527	$10,441	$9,652	$10,782
1/31/16	$8,407	$10,594	$9,777	$10,821
2/29/16	$8,398	$10,696	$9,858	$10,851
3/31/16	$8,952	$10,784	$10,000	$10,928
4/30/16	$9,220	$10,802	$10,027	$11,013
5/31/16	$9,008	$10,848	$9,969	$11,082
6/30/16	$9,305	$11,055	$10,132	$11,157
7/31/16	$9,509	$11,121	$10,164	$11,198
8/31/16	$9,546	$11,115	$10,113	$11,263
9/30/16	$9,639	$11,114	$10,190	$11,337
10/31/16	$9,666	$11,006	$10,178	$11,408
11/30/16	$9,434	$10,824	$10,029	$11,468
12/31/16	$9,600	$10,854	$10,040	$11,542
1/31/17	$9,817	$10,814	$10,114	$11,634
2/28/17	$9,987	$10,907	$10,139	$11,699
3/31/17	$10,073	$10,902	$10,145	$11,741
4/30/17	$10,111	$10,976	$10,191	$11,803
5/31/17	$10,234	$11,040	$10,186	$11,842
6/30/17	$10,239	$11,009	$10,105	$11,898
7/31/17	$10,450	$11,045	$10,156	$11,951
8/31/17	$10,574	$11,146	$10,226	$12,043
9/30/17	$10,564	$11,094	$10,176	$12,151
10/31/17	$10,632	$11,141	$10,192	$12,209
11/30/17	$10,680	$11,158	$10,181	$12,290
12/31/17	$10,866	$11,183	$10,230	$12,365
1/31/18	$11,122	$11,103	$10,153	$12,466
2/28/18	$10,847	$11,078	$10,106	$12,549
3/31/18	$10,883	$11,170	$10,189	$12,602
4/30/18	$10,883	$11,129	$10,176	$12,685
5/31/18	$10,735	$11,170	$10,223	$12,764
6/30/18	$10,605	$11,191	$10,252	$12,827
7/31/18	$10,724	$11,194	$10,212	$12,889
8/31/18	$10,565	$11,229	$10,281	$12,964
9/30/18	$10,623	$11,186	$10,209	$13,042
10/31/18	$10,293	$11,164	$10,130	$13,124
11/30/18	$10,373	$11,218	$10,163	$13,168
12/31/18	$10,258	$11,380	$10,204	$13,231
1/31/19	$10,715	$11,501	$10,318	$13,275
2/28/19	$10,735	$11,515	$10,328	$13,367
3/31/19	$10,794	$11,721	$10,466	$13,469
4/30/19	$10,856	$11,728	$10,511	$13,573
5/31/19	$10,733	$11,897	$10,626	$13,631
6/30/19	$11,069	$12,064	$10,731	$13,683
7/31/19	$11,008	$12,158	$10,747	$13,769
8/31/19	$10,864	$12,434	$10,886	$13,837
9/30/19	$10,976	$12,377	$10,796	$13,914
10/31/19	$11,141	$12,355	$10,826	$14,008
11/30/19	$11,131	$12,341	$10,828	$14,102
12/31/19	$11,432	$12,315	$10,903	$14,199
1/31/20	$11,255	$12,538	$11,045	$14,272
2/29/20	$10,860	$12,691	$11,140	$14,348
3/31/20	$9,587	$12,494	$10,937	$14,348
4/30/20	$10,102	$12,696	$11,159	$14,299
5/31/20	$10,439	$12,732	$11,228	$14,342
6/30/20	$10,738	$12,795	$11,348	$14,463
7/31/20	$11,090	$12,935	$11,510	$14,598
8/31/20	$11,175	$12,841	$11,673	$14,709
9/30/20	$10,994	$12,888	$11,632	$14,801
10/31/20	$10,854	$12,889	$11,584	$14,877
11/30/20	$11,828	$12,963	$11,673	$14,972
12/31/20	$12,317	$13,003	$11,818	$15,095
1/31/21	$12,524	$12,933	$11,891	$15,184
2/28/21	$12,841	$12,732	$11,806	$15,305
3/31/21	$13,052	$12,682	$11,825	$15,441
4/30/21	$13,401	$12,715	$11,976	$15,607
5/31/21	$13,738	$12,743	$12,087	$15,766
6/30/21	$13,945	$12,805	$12,097	$15,955
7/31/21	$14,003	$12,964	$12,375	$16,095
8/31/21	$14,096	$12,938	$12,352	$16,206
9/30/21	$13,852	$12,816	$12,301	$16,334
10/31/21	$14,082	$12,783	$12,401	$16,546
11/30/21	$13,768	$12,874	$12,430	$16,749
12/31/21	$14,275	$12,822	$12,490	$16,932
1/31/22	$14,044	$12,620	$12,339	$17,093
2/28/22	$13,826	$12,452	$12,458	$17,287
3/31/22	$13,939	$12,184	$12,272	$17,533
4/30/22	$13,431	$11,857	$12,157	$17,675
5/31/22	$13,418	$11,840	$12,152	$17,900
6/30/22	$12,498	$11,661	$11,852	$18,187
7/31/22	$12,992	$11,958	$12,279	$18,260
8/31/22	$12,718	$11,645	$11,986	$18,348
9/30/22	$11,707	$11,272	$11,386	$18,490
10/31/22	$12,093	$11,233	$11,510	$18,656
11/30/22	$12,755	$11,519	$11,652	$18,778
12/31/22	$12,545	$11,383	$11,573	$18,865
1/31/23	$13,198	$11,645	$11,728	$19,035
2/28/23	$12,800	$11,460	$11,589	$19,183
3/31/23	$12,920	$11,714	$11,913	$19,275
4/30/23	$13,006	$11,774	$11,936	$19,432
5/31/23	$12,676	$11,728	$11,801	$19,532
6/30/23	$12,998	$11,721	$11,744	$19,652
7/31/23	$13,286	$11,725	$11,797	$19,770
8/31/23	$13,013	$11,710	$11,745	$19,947
9/30/23	$12,683	$11,508	$11,626	$20,098
10/31/23	$12,395	$11,426	$11,612	$20,194
11/30/23	$12,985	$11,819	$11,832	$20,307
12/31/23	$13,527	$12,197	$12,078	$20,435
1/31/24	$13,483	$12,173	$12,122	$20,578
2/29/24	$13,527	$12,089	$12,013	$20,749
3/31/24	$13,759	$12,198	$12,109	$20,909
4/30/24	$13,418	$12,002	$11,986	$21,056
5/31/24	$13,715	$12,108	$12,152	$21,144
6/30/24	$13,744	$12,213	$12,244	$21,219

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Class M	5.74%	4.42%	3.23%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
Bloomberg U.S. TIPS: 1-10 Year Index	4.26%	2.67%	2.05%
Consumer Price Index + 500 Basis Points	7.98%	9.17%	7.81%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$247,563
# of Portfolio Holdings	28
Portfolio Turnover Rate	17%
Total Net Advisory Fees Paid During the Reporting Period	$131
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	99.5%
Short-Term Instruments	0.6%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO All Asset: Multi-Real Fund	19.4%
PIMCO All Asset: Multi-RAE PLUS Fund	19.4%
PIMCO Low Duration Fund	9.9%
PIMCO Total Return Fund	7.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5.2%
PIMCO RAE Fundamental Advantage PLUS Fund	3.4%
PIMCO TRENDS Managed Futures Strategy Fund	3.4%
PIMCO RAE Worldwide Long/Short PLUS Fund	3.4%
PIMCO Emerging Markets Local Currency and Bond Fund	3.2%
PIMCO RAE Emerging Markets Fund	3.0%

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Class M

PIMCO All Asset Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1855SARTSR_063024

Administrative Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$94	1.85%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies, including overweight exposure to the petroleum subsector and underweight exposure to natural gas,

    contributed to relative performance, as the petroleum subsector posted positive returns and natural gas posted negative returns.

• The structural allocation to short-term U.S Treasury Inflation-Protected Securities ("TIPS”) detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index ("BCIT9T"), underperformed Treasury Bills.

• The Portfolio’s active management of the collateral portfolio contributed to relative performance against BCIT9T. The main drivers include:

    • Overweight exposure to U.S. breakeven inflation ("BEI") contributed to relative performance, as U.S. BEI moved higher.

    • Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

    • Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	S&P 500 Index	Bloomberg Commodity Index Total Return
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,467	$9,862	$9,502
8/31/14	$9,361	$10,257	$9,402
9/30/14	$8,655	$10,113	$8,817
10/31/14	$8,609	$10,360	$8,746
11/30/14	$8,228	$10,638	$8,390
12/31/14	$7,413	$10,612	$7,750
1/31/15	$7,276	$10,293	$7,492
2/28/15	$7,474	$10,885	$7,685
3/31/15	$7,030	$10,712	$7,290
4/30/15	$7,460	$10,815	$7,708
5/31/15	$7,237	$10,954	$7,500
6/30/15	$7,349	$10,742	$7,629
7/31/15	$6,568	$10,967	$6,819
8/31/15	$6,432	$10,306	$6,757
9/30/15	$6,161	$10,051	$6,526
10/31/15	$6,169	$10,898	$6,497
11/30/15	$5,707	$10,931	$6,025
12/31/15	$5,508	$10,758	$5,839
1/31/16	$5,420	$10,225	$5,741
2/29/16	$5,316	$10,211	$5,648
3/31/16	$5,618	$10,903	$5,864
4/30/16	$6,113	$10,946	$6,363
5/31/16	$6,081	$11,142	$6,351
6/30/16	$6,387	$11,171	$6,613
7/31/16	$6,067	$11,583	$6,275
8/31/16	$5,947	$11,599	$6,165
9/30/16	$6,189	$11,602	$6,358
10/31/16	$6,157	$11,390	$6,327
11/30/16	$6,221	$11,812	$6,411
12/31/16	$6,342	$12,045	$6,527
1/31/17	$6,383	$12,274	$6,535
2/28/17	$6,399	$12,761	$6,549
3/31/17	$6,227	$12,776	$6,375
4/30/17	$6,135	$12,907	$6,279
5/31/17	$6,034	$13,089	$6,195
6/30/17	$5,986	$13,170	$6,183
7/31/17	$6,143	$13,441	$6,323
8/31/17	$6,186	$13,482	$6,349
9/30/17	$6,171	$13,760	$6,339
10/31/17	$6,325	$14,082	$6,475
11/30/17	$6,280	$14,513	$6,445
12/31/17	$6,479	$14,675	$6,638
1/31/18	$6,597	$15,515	$6,770
2/28/18	$6,461	$14,943	$6,652
3/31/18	$6,450	$14,563	$6,611
4/30/18	$6,596	$14,619	$6,782
5/31/18	$6,687	$14,971	$6,878
6/30/18	$6,463	$15,064	$6,638
7/31/18	$6,307	$15,624	$6,496
8/31/18	$6,206	$16,133	$6,381
9/30/18	$6,315	$16,225	$6,503
10/31/18	$6,094	$15,116	$6,363
11/30/18	$5,974	$15,424	$6,327
12/31/18	$5,563	$14,031	$5,891
1/31/19	$5,933	$15,156	$6,212
2/28/19	$6,035	$15,642	$6,275
3/31/19	$6,061	$15,946	$6,264
4/30/19	$6,070	$16,592	$6,237
5/31/19	$5,847	$15,538	$6,028
6/30/19	$6,024	$16,633	$6,189
7/31/19	$5,986	$16,872	$6,148
8/31/19	$5,833	$16,605	$6,005
9/30/19	$5,869	$16,915	$6,076
10/31/19	$6,004	$17,282	$6,199
11/30/19	$5,850	$17,909	$6,040
12/31/19	$6,199	$18,449	$6,344
1/31/20	$5,754	$18,442	$5,878
2/29/20	$5,455	$16,924	$5,581
3/31/20	$4,521	$14,834	$4,866
4/30/20	$4,560	$16,735	$4,792
5/31/20	$4,838	$17,532	$5,000
6/30/20	$5,009	$17,881	$5,114
7/31/20	$5,362	$18,889	$5,406
8/31/20	$5,797	$20,247	$5,771
9/30/20	$5,580	$19,478	$5,578
10/31/20	$5,642	$18,960	$5,656
11/30/20	$5,901	$21,035	$5,855
12/31/20	$6,283	$21,844	$6,146
1/31/21	$6,501	$21,623	$6,308
2/28/21	$6,927	$22,220	$6,716
3/31/21	$6,824	$23,193	$6,572
4/30/21	$7,438	$24,431	$7,116
5/31/21	$7,720	$24,601	$7,311
6/30/21	$7,843	$25,175	$7,446
7/31/21	$8,074	$25,773	$7,583
8/31/21	$8,053	$26,557	$7,560
9/30/21	$8,419	$25,322	$7,936
10/31/21	$8,656	$27,096	$8,142
11/30/21	$8,021	$26,908	$7,546
12/31/21	$8,378	$28,114	$7,812
1/31/22	$9,006	$26,659	$8,498
2/28/22	$9,655	$25,861	$9,028
3/31/22	$10,416	$26,821	$9,808
4/30/22	$10,840	$24,483	$10,214
5/31/22	$11,040	$24,527	$10,370
6/30/22	$9,641	$22,503	$9,253
7/31/22	$10,247	$24,578	$9,647
8/31/22	$10,020	$23,575	$9,656
9/30/22	$8,825	$21,404	$8,873
10/31/22	$9,110	$23,137	$9,049
11/30/22	$9,356	$24,430	$9,297
12/31/22	$9,100	$23,023	$9,070
1/31/23	$9,100	$24,469	$9,025
2/28/23	$8,624	$23,872	$8,601
3/31/23	$8,707	$24,749	$8,583
4/30/23	$8,636	$25,135	$8,519
5/31/23	$8,034	$25,244	$8,039
6/30/23	$8,305	$26,912	$8,363
7/31/23	$8,866	$27,777	$8,887
8/31/23	$8,772	$27,334	$8,819
9/30/23	$8,663	$26,031	$8,757
10/31/23	$8,663	$25,484	$8,781
11/30/23	$8,554	$27,811	$8,583
12/31/23	$8,385	$29,075	$8,352
1/31/24	$8,448	$29,563	$8,385
2/29/24	$8,275	$31,142	$8,262
3/31/24	$8,577	$32,144	$8,535
4/30/24	$8,718	$30,831	$8,765
5/31/24	$8,906	$32,360	$8,919
6/30/24	$8,781	$33,521	$8,782

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.73%	7.83%	(1.29%)
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg Commodity Index Total Return	5.00%	7.25%	(1.29%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$390,334
# of Portfolio Holdings	540
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$1,180
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	14.4%
Asset-Backed Securities	9.6%
Sovereign Issues	8.0%
Non-Agency Mortgage-Backed Securities	0.7%
Affiliated Investments	0.4%
Short-Term Investments	64.0%
Other Investments	(0.5%)
Other Assets and Liabilities, Net	(77.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1850SARTSR_063024

Advisor Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$99	1.95%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies, including overweight exposure to the petroleum subsector and underweight exposure to natural gas,

    contributed to relative performance, as the petroleum subsector posted positive returns and natural gas posted negative returns.

• The structural allocation to short-term U.S Treasury Inflation-Protected Securities ("TIPS”) detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index ("BCIT9T"), underperformed Treasury Bills.

• The Portfolio’s active management of the collateral portfolio contributed to relative performance against BCIT9T. The main drivers include:

    • Overweight exposure to U.S. breakeven inflation ("BEI") contributed to relative performance, as U.S. BEI moved higher.

    • Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

    • Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	S&P 500 Index	Bloomberg Commodity Index Total Return
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,473	$9,862	$9,502
8/31/14	$9,367	$10,257	$9,402
9/30/14	$8,667	$10,113	$8,817
10/31/14	$8,606	$10,360	$8,746
11/30/14	$8,229	$10,638	$8,390
12/31/14	$7,406	$10,612	$7,750
1/31/15	$7,271	$10,293	$7,492
2/28/15	$7,467	$10,885	$7,685
3/31/15	$7,026	$10,712	$7,290
4/30/15	$7,451	$10,815	$7,708
5/31/15	$7,231	$10,954	$7,500
6/30/15	$7,341	$10,742	$7,629
7/31/15	$6,553	$10,967	$6,819
8/31/15	$6,420	$10,306	$6,757
9/30/15	$6,160	$10,051	$6,526
10/31/15	$6,168	$10,898	$6,497
11/30/15	$5,695	$10,931	$6,025
12/31/15	$5,506	$10,758	$5,839
1/31/16	$5,419	$10,225	$5,741
2/29/16	$5,309	$10,211	$5,648
3/31/16	$5,614	$10,903	$5,864
4/30/16	$6,103	$10,946	$6,363
5/31/16	$6,072	$11,142	$6,351
6/30/16	$6,381	$11,171	$6,613
7/31/16	$6,057	$11,583	$6,275
8/31/16	$5,938	$11,599	$6,165
9/30/16	$6,175	$11,602	$6,358
10/31/16	$6,143	$11,390	$6,327
11/30/16	$6,207	$11,812	$6,411
12/31/16	$6,325	$12,045	$6,527
1/31/17	$6,372	$12,274	$6,535
2/28/17	$6,380	$12,761	$6,549
3/31/17	$6,218	$12,776	$6,375
4/30/17	$6,119	$12,907	$6,279
5/31/17	$6,020	$13,089	$6,195
6/30/17	$5,970	$13,170	$6,183
7/31/17	$6,133	$13,441	$6,323
8/31/17	$6,167	$13,482	$6,349
9/30/17	$6,151	$13,760	$6,339
10/31/17	$6,303	$14,082	$6,475
11/30/17	$6,267	$14,513	$6,445
12/31/17	$6,454	$14,675	$6,638
1/31/18	$6,579	$15,515	$6,770
2/28/18	$6,436	$14,943	$6,652
3/31/18	$6,424	$14,563	$6,611
4/30/18	$6,577	$14,619	$6,782
5/31/18	$6,667	$14,971	$6,878
6/30/18	$6,436	$15,064	$6,638
7/31/18	$6,282	$15,624	$6,496
8/31/18	$6,183	$16,133	$6,381
9/30/18	$6,289	$16,225	$6,503
10/31/18	$6,071	$15,116	$6,363
11/30/18	$5,953	$15,424	$6,327
12/31/18	$5,538	$14,031	$5,891
1/31/19	$5,910	$15,156	$6,212
2/28/19	$6,010	$15,642	$6,275
3/31/19	$6,035	$15,946	$6,264
4/30/19	$6,044	$16,592	$6,237
5/31/19	$5,815	$15,538	$6,028
6/30/19	$5,997	$16,633	$6,189
7/31/19	$5,950	$16,872	$6,148
8/31/19	$5,801	$16,605	$6,005
9/30/19	$5,844	$16,915	$6,076
10/31/19	$5,966	$17,282	$6,199
11/30/19	$5,815	$17,909	$6,040
12/31/19	$6,166	$18,449	$6,344
1/31/20	$5,720	$18,442	$5,878
2/29/20	$5,425	$16,924	$5,581
3/31/20	$4,497	$14,834	$4,866
4/30/20	$4,536	$16,735	$4,792
5/31/20	$4,809	$17,532	$5,000
6/30/20	$4,985	$17,881	$5,114
7/31/20	$5,331	$18,889	$5,406
8/31/20	$5,758	$20,247	$5,771
9/30/20	$5,545	$19,478	$5,578
10/31/20	$5,606	$18,960	$5,656
11/30/20	$5,860	$21,035	$5,855
12/31/20	$6,242	$21,844	$6,146
1/31/21	$6,456	$21,623	$6,308
2/28/21	$6,884	$22,220	$6,716
3/31/21	$6,771	$23,193	$6,572
4/30/21	$7,394	$24,431	$7,116
5/31/21	$7,670	$24,601	$7,311
6/30/21	$7,789	$25,175	$7,446
7/31/21	$8,025	$25,773	$7,583
8/31/21	$7,994	$26,557	$7,560
9/30/21	$8,362	$25,322	$7,936
10/31/21	$8,594	$27,096	$8,142
11/30/21	$7,961	$26,908	$7,546
12/31/21	$8,309	$28,114	$7,812
1/31/22	$8,945	$26,659	$8,498
2/28/22	$9,580	$25,861	$9,028
3/31/22	$10,345	$26,821	$9,808
4/30/22	$10,748	$24,483	$10,214
5/31/22	$10,955	$24,527	$10,370
6/30/22	$9,563	$22,503	$9,253
7/31/22	$10,166	$24,578	$9,647
8/31/22	$9,945	$23,575	$9,656
9/30/22	$8,763	$21,404	$8,873
10/31/22	$9,041	$23,137	$9,049
11/30/22	$9,282	$24,430	$9,297
12/31/22	$9,029	$23,023	$9,070
1/31/23	$9,029	$24,469	$9,025
2/28/23	$8,539	$23,872	$8,601
3/31/23	$8,632	$24,749	$8,583
4/30/23	$8,562	$25,135	$8,519
5/31/23	$7,963	$25,244	$8,039
6/30/23	$8,239	$26,912	$8,363
7/31/23	$8,799	$27,777	$8,887
8/31/23	$8,693	$27,334	$8,819
9/30/23	$8,587	$26,031	$8,757
10/31/23	$8,572	$25,484	$8,781
11/30/23	$8,481	$27,811	$8,583
12/31/23	$8,312	$29,075	$8,352
1/31/24	$8,373	$29,563	$8,385
2/29/24	$8,191	$31,142	$8,262
3/31/24	$8,497	$32,144	$8,535
4/30/24	$8,634	$30,831	$8,765
5/31/24	$8,817	$32,360	$8,919
6/30/24	$8,693	$33,521	$8,782

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	5.50%	7.71%	(1.39%)
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg Commodity Index Total Return	5.00%	7.25%	(1.29%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$390,334
# of Portfolio Holdings	540
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$1,180
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	14.4%
Asset-Backed Securities	9.6%
Sovereign Issues	8.0%
Non-Agency Mortgage-Backed Securities	0.7%
Affiliated Investments	0.4%
Short-Term Investments	64.0%
Other Investments	(0.5%)
Other Assets and Liabilities, Net	(77.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1838SARTSR_063024

Institutional Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	1.70%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies, including overweight exposure to the petroleum subsector and underweight exposure to natural gas,

    contributed to relative performance, as the petroleum subsector posted positive returns and natural gas posted negative returns.

• The structural allocation to short-term U.S Treasury Inflation-Protected Securities ("TIPS”) detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index ("BCIT9T"), underperformed Treasury Bills.

• The Portfolio’s active management of the collateral portfolio contributed to relative performance against BCIT9T. The main drivers include:

    • Overweight exposure to U.S. breakeven inflation ("BEI") contributed to relative performance, as U.S. BEI moved higher.

    • Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

    • Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	S&P 500 Index	Bloomberg Commodity Index Total Return
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,480	$9,862	$9,502
8/31/14	$9,373	$10,257	$9,402
9/30/14	$8,668	$10,113	$8,817
10/31/14	$8,606	$10,360	$8,746
11/30/14	$8,239	$10,638	$8,390
12/31/14	$7,424	$10,612	$7,750
1/31/15	$7,286	$10,293	$7,492
2/28/15	$7,485	$10,885	$7,685
3/31/15	$7,041	$10,712	$7,290
4/30/15	$7,474	$10,815	$7,708
5/31/15	$7,249	$10,954	$7,500
6/30/15	$7,362	$10,742	$7,629
7/31/15	$6,576	$10,967	$6,819
8/31/15	$6,439	$10,306	$6,757
9/30/15	$6,175	$10,051	$6,526
10/31/15	$6,183	$10,898	$6,497
11/30/15	$5,718	$10,931	$6,025
12/31/15	$5,525	$10,758	$5,839
1/31/16	$5,437	$10,225	$5,741
2/29/16	$5,333	$10,211	$5,648
3/31/16	$5,637	$10,903	$5,864
4/30/16	$6,136	$10,946	$6,363
5/31/16	$6,096	$11,142	$6,351
6/30/16	$6,414	$11,171	$6,613
7/31/16	$6,092	$11,583	$6,275
8/31/16	$5,971	$11,599	$6,165
9/30/16	$6,209	$11,602	$6,358
10/31/16	$6,184	$11,390	$6,327
11/30/16	$6,241	$11,812	$6,411
12/31/16	$6,366	$12,045	$6,527
1/31/17	$6,415	$12,274	$6,535
2/28/17	$6,431	$12,761	$6,549
3/31/17	$6,260	$12,776	$6,375
4/30/17	$6,167	$12,907	$6,279
5/31/17	$6,066	$13,089	$6,195
6/30/17	$6,010	$13,170	$6,183
7/31/17	$6,177	$13,441	$6,323
8/31/17	$6,221	$13,482	$6,349
9/30/17	$6,209	$13,760	$6,339
10/31/17	$6,355	$14,082	$6,475
11/30/17	$6,318	$14,513	$6,445
12/31/17	$6,519	$14,675	$6,638
1/31/18	$6,638	$15,515	$6,770
2/28/18	$6,501	$14,943	$6,652
3/31/18	$6,491	$14,563	$6,611
4/30/18	$6,639	$14,619	$6,782
5/31/18	$6,731	$14,971	$6,878
6/30/18	$6,507	$15,064	$6,638
7/31/18	$6,350	$15,624	$6,496
8/31/18	$6,248	$16,133	$6,381
9/30/18	$6,360	$16,225	$6,503
10/31/18	$6,137	$15,116	$6,363
11/30/18	$6,025	$15,424	$6,327
12/31/18	$5,603	$14,031	$5,891
1/31/19	$5,977	$15,156	$6,212
2/28/19	$6,080	$15,642	$6,275
3/31/19	$6,108	$15,946	$6,264
4/30/19	$6,117	$16,592	$6,237
5/31/19	$5,891	$15,538	$6,028
6/30/19	$6,072	$16,633	$6,189
7/31/19	$6,034	$16,872	$6,148
8/31/19	$5,880	$16,605	$6,005
9/30/19	$5,918	$16,915	$6,076
10/31/19	$6,054	$17,282	$6,199
11/30/19	$5,899	$17,909	$6,040
12/31/19	$6,255	$18,449	$6,344
1/31/20	$5,805	$18,442	$5,878
2/29/20	$5,511	$16,924	$5,581
3/31/20	$4,567	$14,834	$4,866
4/30/20	$4,608	$16,735	$4,792
5/31/20	$4,879	$17,532	$5,000
6/30/20	$5,054	$17,881	$5,114
7/31/20	$5,411	$18,889	$5,406
8/31/20	$5,852	$20,247	$5,771
9/30/20	$5,642	$19,478	$5,578
10/31/20	$5,695	$18,960	$5,656
11/30/20	$5,957	$21,035	$5,855
12/31/20	$6,349	$21,844	$6,146
1/31/21	$6,570	$21,623	$6,308
2/28/21	$7,002	$22,220	$6,716
3/31/21	$6,888	$23,193	$6,572
4/30/21	$7,522	$24,431	$7,116
5/31/21	$7,797	$24,601	$7,311
6/30/21	$7,924	$25,175	$7,446
7/31/21	$8,169	$25,773	$7,583
8/31/21	$8,148	$26,557	$7,560
9/30/21	$8,523	$25,322	$7,936
10/31/21	$8,763	$27,096	$8,142
11/30/21	$8,108	$26,908	$7,546
12/31/21	$8,474	$28,114	$7,812
1/31/22	$9,122	$26,659	$8,498
2/28/22	$9,771	$25,861	$9,028
3/31/22	$10,545	$26,821	$9,808
4/30/22	$10,975	$24,483	$10,214
5/31/22	$11,179	$24,527	$10,370
6/30/22	$9,761	$22,503	$9,253
7/31/22	$10,377	$24,578	$9,647
8/31/22	$10,146	$23,575	$9,656
9/30/22	$8,948	$21,404	$8,873
10/31/22	$9,238	$23,137	$9,049
11/30/22	$9,475	$24,430	$9,297
12/31/22	$9,219	$23,023	$9,070
1/31/23	$9,219	$24,469	$9,025
2/28/23	$8,735	$23,872	$8,601
3/31/23	$8,822	$24,749	$8,583
4/30/23	$8,749	$25,135	$8,519
5/31/23	$8,151	$25,244	$8,039
6/30/23	$8,431	$26,912	$8,363
7/31/23	$9,003	$27,777	$8,887
8/31/23	$8,907	$27,334	$8,819
9/30/23	$8,796	$26,031	$8,757
10/31/23	$8,780	$25,484	$8,781
11/30/23	$8,685	$27,811	$8,583
12/31/23	$8,505	$29,075	$8,352
1/31/24	$8,569	$29,563	$8,385
2/29/24	$8,393	$31,142	$8,262
3/31/24	$8,703	$32,144	$8,535
4/30/24	$8,847	$30,831	$8,765
5/31/24	$9,039	$32,360	$8,919
6/30/24	$8,914	$33,521	$8,782

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.73%	7.98%	(1.14%)
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg Commodity Index Total Return	5.00%	7.25%	(1.29%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$390,334
# of Portfolio Holdings	540
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$1,180
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	14.4%
Asset-Backed Securities	9.6%
Sovereign Issues	8.0%
Non-Agency Mortgage-Backed Securities	0.7%
Affiliated Investments	0.4%
Short-Term Investments	64.0%
Other Investments	(0.5%)
Other Assets and Liabilities, Net	(77.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2050SARTSR_063024

Class M

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO CommodityRealReturn® Strategy Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$109	2.15%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Active commodity strategies, including overweight exposure to the petroleum subsector and underweight exposure to natural gas,

    contributed to relative performance, as the petroleum subsector posted positive returns and natural gas posted negative returns.

• The structural allocation to short-term U.S Treasury Inflation-Protected Securities ("TIPS”) detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index ("BCIT9T"), underperformed Treasury Bills.

• The Portfolio’s active management of the collateral portfolio contributed to relative performance against BCIT9T. The main drivers include:

    • Overweight exposure to U.S. breakeven inflation ("BEI") contributed to relative performance, as U.S. BEI moved higher.

    • Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

    • Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the S&P 500 Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	S&P 500 Index	Bloomberg Commodity Index Total Return
11/10/14	$10,000	$10,000	$10,000
11/30/14	$9,660	$10,190	$9,598
12/31/14	$8,709	$10,164	$8,866
1/31/15	$8,548	$9,859	$8,570
2/28/15	$8,781	$10,426	$8,791
3/31/15	$8,242	$10,261	$8,339
4/30/15	$8,748	$10,359	$8,817
5/31/15	$8,486	$10,493	$8,580
6/30/15	$8,617	$10,290	$8,728
7/31/15	$7,699	$10,505	$7,801
8/31/15	$7,530	$9,871	$7,729
9/30/15	$7,221	$9,627	$7,465
10/31/15	$7,231	$10,439	$7,432
11/30/15	$6,678	$10,470	$6,893
12/31/15	$6,453	$10,305	$6,680
1/31/16	$6,350	$9,794	$6,568
2/29/16	$6,219	$9,781	$6,461
3/31/16	$6,570	$10,444	$6,708
4/30/16	$7,152	$10,484	$7,279
5/31/16	$7,105	$10,673	$7,265
6/30/16	$7,471	$10,700	$7,565
7/31/16	$7,095	$11,095	$7,178
8/31/16	$6,954	$11,111	$7,052
9/30/16	$7,223	$11,113	$7,273
10/31/16	$7,186	$10,910	$7,237
11/30/16	$7,261	$11,314	$7,334
12/31/16	$7,397	$11,538	$7,466
1/31/17	$7,453	$11,756	$7,476
2/28/17	$7,463	$12,223	$7,492
3/31/17	$7,267	$12,237	$7,292
4/30/17	$7,149	$12,363	$7,183
5/31/17	$7,031	$12,537	$7,087
6/30/17	$6,968	$12,615	$7,074
7/31/17	$7,162	$12,875	$7,233
8/31/17	$7,203	$12,914	$7,263
9/30/17	$7,190	$13,181	$7,252
10/31/17	$7,360	$13,488	$7,407
11/30/17	$7,317	$13,902	$7,373
12/31/17	$7,540	$14,056	$7,593
1/31/18	$7,677	$14,861	$7,744
2/28/18	$7,519	$14,313	$7,610
3/31/18	$7,502	$13,950	$7,563
4/30/18	$7,672	$14,003	$7,758
5/31/18	$7,779	$14,340	$7,868
6/30/18	$7,511	$14,429	$7,593
7/31/18	$7,329	$14,966	$7,431
8/31/18	$7,200	$15,453	$7,299
9/30/18	$7,333	$15,541	$7,439
10/31/18	$7,075	$14,479	$7,279
11/30/18	$6,935	$14,774	$7,238
12/31/18	$6,460	$13,440	$6,739
1/31/19	$6,891	$14,517	$7,106
2/28/19	$6,999	$14,983	$7,178
3/31/19	$7,026	$15,274	$7,166
4/30/19	$7,037	$15,893	$7,135
5/31/19	$6,765	$14,883	$6,895
6/30/19	$6,987	$15,932	$7,080
7/31/19	$6,931	$16,161	$7,033
8/31/19	$6,754	$15,905	$6,870
9/30/19	$6,791	$16,202	$6,950
10/31/19	$6,947	$16,553	$7,091
11/30/19	$6,768	$17,154	$6,909
12/31/19	$7,169	$17,672	$7,258
1/31/20	$6,651	$17,665	$6,724
2/29/20	$6,314	$16,211	$6,385
3/31/20	$5,224	$14,209	$5,567
4/30/20	$5,270	$16,030	$5,481
5/31/20	$5,593	$16,794	$5,719
6/30/20	$5,787	$17,128	$5,850
7/31/20	$6,185	$18,093	$6,184
8/31/20	$6,692	$19,394	$6,602
9/30/20	$6,438	$18,657	$6,381
10/31/20	$6,511	$18,161	$6,471
11/30/20	$6,800	$20,149	$6,698
12/31/20	$7,246	$20,923	$7,031
1/31/21	$7,499	$20,712	$7,216
2/28/21	$7,994	$21,283	$7,682
3/31/21	$7,858	$22,215	$7,518
4/30/21	$8,571	$23,401	$8,141
5/31/21	$8,886	$23,564	$8,363
6/30/21	$9,035	$24,115	$8,518
7/31/21	$9,302	$24,687	$8,674
8/31/21	$9,266	$25,438	$8,649
9/30/21	$9,685	$24,255	$9,079
10/31/21	$9,960	$25,954	$9,314
11/30/21	$9,211	$25,774	$8,633
12/31/21	$9,619	$26,930	$8,937
1/31/22	$10,359	$25,536	$9,722
2/28/22	$11,086	$24,771	$10,327
3/31/22	$11,962	$25,691	$11,220
4/30/22	$12,440	$23,451	$11,685
5/31/22	$12,672	$23,494	$11,863
6/30/22	$11,059	$21,555	$10,585
7/31/22	$11,747	$23,542	$11,036
8/31/22	$11,498	$22,582	$11,046
9/30/22	$10,119	$20,502	$10,150
10/31/22	$10,450	$22,162	$10,352
11/30/22	$10,720	$23,401	$10,636
12/31/22	$10,429	$22,052	$10,375
1/31/23	$10,429	$23,438	$10,324
2/28/23	$9,863	$22,866	$9,839
3/31/23	$9,969	$23,706	$9,819
4/30/23	$9,886	$24,076	$9,745
5/31/23	$9,190	$24,180	$9,196
6/30/23	$9,513	$25,778	$9,567
7/31/23	$10,145	$26,606	$10,166
8/31/23	$10,037	$26,183	$10,088
9/30/23	$9,910	$24,934	$10,018
10/31/23	$9,892	$24,410	$10,045
11/30/23	$9,784	$26,639	$9,818
12/31/23	$9,583	$27,849	$9,554
1/31/24	$9,656	$28,317	$9,592
2/29/24	$9,439	$29,829	$9,451
3/31/24	$9,801	$30,789	$9,764
4/30/24	$9,946	$29,532	$10,027
5/31/24	$10,163	$30,996	$10,203
6/30/24	$10,029	$32,108	$10,046

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 11/10/14
Class M	5.42%	7.50%	0.03%
S&P 500 Index	24.56%	15.05%	12.83%
Bloomberg Commodity Index Total Return	5.00%	7.25%	0.15%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$390,334
# of Portfolio Holdings	540
Portfolio Turnover Rate	106%
Total Net Advisory Fees Paid During the Reporting Period	$1,180
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	80.4%
U.S. Government Agencies	14.4%
Asset-Backed Securities	9.6%
Sovereign Issues	8.0%
Non-Agency Mortgage-Backed Securities	0.7%
Affiliated Investments	0.4%
Short-Term Investments	64.0%
Other Investments	(0.5%)
Other Assets and Liabilities, Net	(77.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Class M

PIMCO CommodityRealReturn® Strategy Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2105SARTSR_063024

Administrative Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$55	1.09%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the cash interest rate in the U.S. contributed to performance, as U.S. cash rates remained positive.

• Long exposure to investment grade corporate credit contributed to performance, as investment grade credit spreads tightened.

• Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads on those securities tightened.

• Long exposure to U.S. duration detracted from performance, as U.S. interest rates rose.

• Long exposure to Australian duration detracted from performance, as Australian interest rates rose.

• Tactical exposure to the Japanese yen detracted from performance, as the yen depreciated versus the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,971	$10,022	$10,002
8/31/14	$10,051	$10,144	$10,004
9/30/14	$10,032	$10,114	$10,006
10/31/14	$10,053	$10,187	$10,008
11/30/14	$10,093	$10,283	$10,010
12/31/14	$10,040	$10,336	$10,012
1/31/15	$10,044	$10,529	$10,014
2/28/15	$10,142	$10,467	$10,016
3/31/15	$10,096	$10,527	$10,018
4/30/15	$10,128	$10,468	$10,020
5/31/15	$10,157	$10,425	$10,023
6/30/15	$10,127	$10,296	$10,025
7/31/15	$10,125	$10,398	$10,027
8/31/15	$9,991	$10,370	$10,030
9/30/15	$9,776	$10,431	$10,032
10/31/15	$9,862	$10,465	$10,035
11/30/15	$9,878	$10,470	$10,037
12/31/15	$9,871	$10,441	$10,040
1/31/16	$9,741	$10,594	$10,045
2/29/16	$9,613	$10,696	$10,050
3/31/16	$9,829	$10,784	$10,055
4/30/16	$9,975	$10,802	$10,061
5/31/16	$9,986	$10,848	$10,066
6/30/16	$9,985	$11,055	$10,071
7/31/16	$10,093	$11,121	$10,077
8/31/16	$10,130	$11,115	$10,082
9/30/16	$10,210	$11,114	$10,087
10/31/16	$10,281	$11,006	$10,094
11/30/16	$10,244	$10,824	$10,101
12/31/16	$10,338	$10,854	$10,108
1/31/17	$10,397	$10,814	$10,117
2/28/17	$10,488	$10,907	$10,125
3/31/17	$10,543	$10,902	$10,134
4/30/17	$10,587	$10,976	$10,143
5/31/17	$10,642	$11,040	$10,153
6/30/17	$10,660	$11,009	$10,163
7/31/17	$10,716	$11,045	$10,174
8/31/17	$10,784	$11,146	$10,185
9/30/17	$10,822	$11,094	$10,196
10/31/17	$10,849	$11,141	$10,207
11/30/17	$10,858	$11,158	$10,218
12/31/17	$10,856	$11,183	$10,230
1/31/18	$10,873	$11,103	$10,244
2/28/18	$10,871	$11,078	$10,259
3/31/18	$10,874	$11,170	$10,273
4/30/18	$10,867	$11,129	$10,293
5/31/18	$10,922	$11,170	$10,312
6/30/18	$10,908	$11,191	$10,332
7/31/18	$10,966	$11,194	$10,352
8/31/18	$10,962	$11,229	$10,373
9/30/18	$10,984	$11,186	$10,393
10/31/18	$11,009	$11,164	$10,413
11/30/18	$10,953	$11,218	$10,434
12/31/18	$10,968	$11,380	$10,455
1/31/19	$11,113	$11,501	$10,479
2/28/19	$11,165	$11,515	$10,504
3/31/19	$11,236	$11,721	$10,528
4/30/19	$11,309	$11,728	$10,551
5/31/19	$11,332	$11,897	$10,574
6/30/19	$11,398	$12,064	$10,597
7/31/19	$11,393	$12,158	$10,617
8/31/19	$11,245	$12,434	$10,638
9/30/19	$11,268	$12,377	$10,659
10/31/19	$11,337	$12,355	$10,677
11/30/19	$11,384	$12,341	$10,696
12/31/19	$11,509	$12,315	$10,715
1/31/20	$11,498	$12,538	$10,732
2/29/20	$11,484	$12,691	$10,750
3/31/20	$10,899	$12,494	$10,767
4/30/20	$11,146	$12,696	$10,780
5/31/20	$11,329	$12,732	$10,793
6/30/20	$11,495	$12,795	$10,806
7/31/20	$11,614	$12,935	$10,809
8/31/20	$11,736	$12,841	$10,812
9/30/20	$11,747	$12,888	$10,814
10/31/20	$11,804	$12,889	$10,816
11/30/20	$11,939	$12,963	$10,818
12/31/20	$12,062	$13,003	$10,820
1/31/21	$12,135	$12,933	$10,823
2/28/21	$12,165	$12,732	$10,825
3/31/21	$12,177	$12,682	$10,827
4/30/21	$12,212	$12,715	$10,829
5/31/21	$12,244	$12,743	$10,831
6/30/21	$12,229	$12,805	$10,833
7/31/21	$12,264	$12,964	$10,834
8/31/21	$12,260	$12,938	$10,835
9/30/21	$12,266	$12,816	$10,837
10/31/21	$12,190	$12,783	$10,838
11/30/21	$12,209	$12,874	$10,839
12/31/21	$12,217	$12,822	$10,840
1/31/22	$12,173	$12,620	$10,842
2/28/22	$12,080	$12,452	$10,844
3/31/22	$11,881	$12,184	$10,846
4/30/22	$11,717	$11,857	$10,855
5/31/22	$11,744	$11,840	$10,865
6/30/22	$11,575	$11,661	$10,874
7/31/22	$11,743	$11,958	$10,888
8/31/22	$11,576	$11,645	$10,910
9/30/22	$11,344	$11,272	$10,932
10/31/22	$11,343	$11,233	$10,961
11/30/22	$11,450	$11,519	$10,994
12/31/22	$11,441	$11,383	$11,033
1/31/23	$11,589	$11,645	$11,074
2/28/23	$11,521	$11,460	$11,113
3/31/23	$11,663	$11,714	$11,157
4/30/23	$11,707	$11,774	$11,202
5/31/23	$11,717	$11,728	$11,250
6/30/23	$11,728	$11,721	$11,298
7/31/23	$11,804	$11,725	$11,348
8/31/23	$11,829	$11,710	$11,399
9/30/23	$11,744	$11,508	$11,450
10/31/23	$11,643	$11,426	$11,502
11/30/23	$12,009	$11,819	$11,553
12/31/23	$12,253	$12,197	$11,607
1/31/24	$12,296	$12,173	$11,660
2/29/24	$12,280	$12,089	$11,710
3/31/24	$12,389	$12,198	$11,764
4/30/24	$12,327	$12,002	$11,816
5/31/24	$12,456	$12,108	$11,870
6/30/24	$12,490	$12,213	$11,923

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.50%	1.85%	2.25%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.53%	2.19%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$81,070
# of Portfolio Holdings	516
Portfolio Turnover Rate	484%
Total Net Advisory Fees Paid During the Reporting Period	$220
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.0%
Affiliated Investments	17.0%
Corporate Bonds & Notes	16.2%
Asset-Backed Securities	9.4%
Sovereign Issues	7.4%
U.S. Treasury Obligations	7.3%
Non-Agency Mortgage-Backed Securities	6.4%
Loan Participations and Assignments	1.3%
Preferred Securities	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Investments	33.7%
Other Investments	0.6%
Other Assets and Liabilities, Net	(50.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2008SARTSR_063024

Advisor Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$60	1.19%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the cash interest rate in the U.S. contributed to performance, as U.S. cash rates remained positive.

• Long exposure to investment grade corporate credit contributed to performance, as investment grade credit spreads tightened.

• Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads on those securities tightened.

• Long exposure to U.S. duration detracted from performance, as U.S. interest rates rose.

• Long exposure to Australian duration detracted from performance, as Australian interest rates rose.

• Tactical exposure to the Japanese yen detracted from performance, as the yen depreciated versus the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,970	$10,022	$10,002
8/31/14	$10,049	$10,144	$10,004
9/30/14	$10,030	$10,114	$10,006
10/31/14	$10,050	$10,187	$10,008
11/30/14	$10,089	$10,283	$10,010
12/31/14	$10,035	$10,336	$10,012
1/31/15	$10,038	$10,529	$10,014
2/28/15	$10,135	$10,467	$10,016
3/31/15	$10,089	$10,527	$10,018
4/30/15	$10,120	$10,468	$10,020
5/31/15	$10,148	$10,425	$10,023
6/30/15	$10,117	$10,296	$10,025
7/31/15	$10,114	$10,398	$10,027
8/31/15	$9,979	$10,370	$10,030
9/30/15	$9,764	$10,431	$10,032
10/31/15	$9,849	$10,465	$10,035
11/30/15	$9,864	$10,470	$10,037
12/31/15	$9,856	$10,441	$10,040
1/31/16	$9,726	$10,594	$10,045
2/29/16	$9,598	$10,696	$10,050
3/31/16	$9,812	$10,784	$10,055
4/30/16	$9,957	$10,802	$10,061
5/31/16	$9,967	$10,848	$10,066
6/30/16	$9,966	$11,055	$10,071
7/31/16	$10,073	$11,121	$10,077
8/31/16	$10,108	$11,115	$10,082
9/30/16	$10,188	$11,114	$10,087
10/31/16	$10,258	$11,006	$10,094
11/30/16	$10,220	$10,824	$10,101
12/31/16	$10,312	$10,854	$10,108
1/31/17	$10,370	$10,814	$10,117
2/28/17	$10,460	$10,907	$10,125
3/31/17	$10,515	$10,902	$10,134
4/30/17	$10,558	$10,976	$10,143
5/31/17	$10,612	$11,040	$10,153
6/30/17	$10,628	$11,009	$10,163
7/31/17	$10,683	$11,045	$10,174
8/31/17	$10,750	$11,146	$10,185
9/30/17	$10,787	$11,094	$10,196
10/31/17	$10,813	$11,141	$10,207
11/30/17	$10,821	$11,158	$10,218
12/31/17	$10,818	$11,183	$10,230
1/31/18	$10,835	$11,103	$10,244
2/28/18	$10,831	$11,078	$10,259
3/31/18	$10,833	$11,170	$10,273
4/30/18	$10,826	$11,129	$10,293
5/31/18	$10,880	$11,170	$10,312
6/30/18	$10,865	$11,191	$10,332
7/31/18	$10,921	$11,194	$10,352
8/31/18	$10,916	$11,229	$10,373
9/30/18	$10,937	$11,186	$10,393
10/31/18	$10,962	$11,164	$10,413
11/30/18	$10,905	$11,218	$10,434
12/31/18	$10,919	$11,380	$10,455
1/31/19	$11,062	$11,501	$10,479
2/28/19	$11,113	$11,515	$10,504
3/31/19	$11,183	$11,721	$10,528
4/30/19	$11,255	$11,728	$10,551
5/31/19	$11,277	$11,897	$10,574
6/30/19	$11,341	$12,064	$10,597
7/31/19	$11,336	$12,158	$10,617
8/31/19	$11,187	$12,434	$10,638
9/30/19	$11,209	$12,377	$10,659
10/31/19	$11,277	$12,355	$10,677
11/30/19	$11,323	$12,341	$10,696
12/31/19	$11,446	$12,315	$10,715
1/31/20	$11,434	$12,538	$10,732
2/29/20	$11,420	$12,691	$10,750
3/31/20	$10,837	$12,494	$10,767
4/30/20	$11,081	$12,696	$10,780
5/31/20	$11,263	$12,732	$10,793
6/30/20	$11,427	$12,795	$10,806
7/31/20	$11,544	$12,935	$10,809
8/31/20	$11,664	$12,841	$10,812
9/30/20	$11,674	$12,888	$10,814
10/31/20	$11,730	$12,889	$10,816
11/30/20	$11,863	$12,963	$10,818
12/31/20	$11,984	$13,003	$10,820
1/31/21	$12,056	$12,933	$10,823
2/28/21	$12,085	$12,732	$10,825
3/31/21	$12,095	$12,682	$10,827
4/30/21	$12,129	$12,715	$10,829
5/31/21	$12,160	$12,743	$10,831
6/30/21	$12,144	$12,805	$10,833
7/31/21	$12,178	$12,964	$10,834
8/31/21	$12,173	$12,938	$10,835
9/30/21	$12,178	$12,816	$10,837
10/31/21	$12,101	$12,783	$10,838
11/30/21	$12,119	$12,874	$10,839
12/31/21	$12,126	$12,822	$10,840
1/31/22	$12,081	$12,620	$10,842
2/28/22	$11,989	$12,452	$10,844
3/31/22	$11,790	$12,184	$10,846
4/30/22	$11,626	$11,857	$10,855
5/31/22	$11,652	$11,840	$10,865
6/30/22	$11,483	$11,661	$10,874
7/31/22	$11,648	$11,958	$10,888
8/31/22	$11,482	$11,645	$10,910
9/30/22	$11,251	$11,272	$10,932
10/31/22	$11,249	$11,233	$10,961
11/30/22	$11,354	$11,519	$10,994
12/31/22	$11,344	$11,383	$11,033
1/31/23	$11,490	$11,645	$11,074
2/28/23	$11,422	$11,460	$11,113
3/31/23	$11,561	$11,714	$11,157
4/30/23	$11,605	$11,774	$11,202
5/31/23	$11,613	$11,728	$11,250
6/30/23	$11,623	$11,721	$11,298
7/31/23	$11,697	$11,725	$11,348
8/31/23	$11,721	$11,710	$11,399
9/30/23	$11,636	$11,508	$11,450
10/31/23	$11,535	$11,426	$11,502
11/30/23	$11,897	$11,819	$11,553
12/31/23	$12,137	$12,197	$11,607
1/31/24	$12,179	$12,173	$11,660
2/29/24	$12,163	$12,089	$11,710
3/31/24	$12,270	$12,198	$11,764
4/30/24	$12,207	$12,002	$11,816
5/31/24	$12,334	$12,108	$11,870
6/30/24	$12,366	$12,213	$11,923

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	6.40%	1.75%	2.15%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.53%	2.19%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$81,070
# of Portfolio Holdings	516
Portfolio Turnover Rate	484%
Total Net Advisory Fees Paid During the Reporting Period	$220
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.0%
Affiliated Investments	17.0%
Corporate Bonds & Notes	16.2%
Asset-Backed Securities	9.4%
Sovereign Issues	7.4%
U.S. Treasury Obligations	7.3%
Non-Agency Mortgage-Backed Securities	6.4%
Loan Participations and Assignments	1.3%
Preferred Securities	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Investments	33.7%
Other Investments	0.6%
Other Assets and Liabilities, Net	(50.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2009SARTSR_063024

Institutional Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.94%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the cash interest rate in the U.S. contributed to performance, as U.S. cash rates remained positive.

• Long exposure to investment grade corporate credit contributed to performance, as investment grade credit spreads tightened.

• Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads on those securities tightened.

• Long exposure to U.S. duration detracted from performance, as U.S. interest rates rose.

• Long exposure to Australian duration detracted from performance, as Australian interest rates rose.

• Tactical exposure to the Japanese yen detracted from performance, as the yen depreciated versus the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,973	$10,022	$10,002
8/31/14	$10,053	$10,144	$10,004
9/30/14	$10,036	$10,114	$10,006
10/31/14	$10,058	$10,187	$10,008
11/30/14	$10,100	$10,283	$10,010
12/31/14	$10,048	$10,336	$10,012
1/31/15	$10,053	$10,529	$10,014
2/28/15	$10,152	$10,467	$10,016
3/31/15	$10,108	$10,527	$10,018
4/30/15	$10,141	$10,468	$10,020
5/31/15	$10,171	$10,425	$10,023
6/30/15	$10,142	$10,296	$10,025
7/31/15	$10,141	$10,398	$10,027
8/31/15	$10,008	$10,370	$10,030
9/30/15	$9,795	$10,431	$10,032
10/31/15	$9,882	$10,465	$10,035
11/30/15	$9,899	$10,470	$10,037
12/31/15	$9,893	$10,441	$10,040
1/31/16	$9,764	$10,594	$10,045
2/29/16	$9,637	$10,696	$10,050
3/31/16	$9,855	$10,784	$10,055
4/30/16	$10,003	$10,802	$10,061
5/31/16	$10,015	$10,848	$10,066
6/30/16	$10,015	$11,055	$10,071
7/31/16	$10,125	$11,121	$10,077
8/31/16	$10,163	$11,115	$10,082
9/30/16	$10,245	$11,114	$10,087
10/31/16	$10,317	$11,006	$10,094
11/30/16	$10,281	$10,824	$10,101
12/31/16	$10,377	$10,854	$10,108
1/31/17	$10,437	$10,814	$10,117
2/28/17	$10,530	$10,907	$10,125
3/31/17	$10,587	$10,902	$10,134
4/30/17	$10,632	$10,976	$10,143
5/31/17	$10,689	$11,040	$10,153
6/30/17	$10,708	$11,009	$10,163
7/31/17	$10,766	$11,045	$10,174
8/31/17	$10,836	$11,146	$10,185
9/30/17	$10,874	$11,094	$10,196
10/31/17	$10,904	$11,141	$10,207
11/30/17	$10,913	$11,158	$10,218
12/31/17	$10,913	$11,183	$10,230
1/31/18	$10,932	$11,103	$10,244
2/28/18	$10,930	$11,078	$10,259
3/31/18	$10,935	$11,170	$10,273
4/30/18	$10,930	$11,129	$10,293
5/31/18	$10,987	$11,170	$10,312
6/30/18	$10,973	$11,191	$10,332
7/31/18	$11,033	$11,194	$10,352
8/31/18	$11,031	$11,229	$10,373
9/30/18	$11,054	$11,186	$10,393
10/31/18	$11,081	$11,164	$10,413
11/30/18	$11,026	$11,218	$10,434
12/31/18	$11,042	$11,380	$10,455
1/31/19	$11,189	$11,501	$10,479
2/28/19	$11,243	$11,515	$10,504
3/31/19	$11,316	$11,721	$10,528
4/30/19	$11,391	$11,728	$10,551
5/31/19	$11,416	$11,897	$10,574
6/30/19	$11,483	$12,064	$10,597
7/31/19	$11,480	$12,158	$10,617
8/31/19	$11,332	$12,434	$10,638
9/30/19	$11,357	$12,377	$10,659
10/31/19	$11,428	$12,355	$10,677
11/30/19	$11,477	$12,341	$10,696
12/31/19	$11,604	$12,315	$10,715
1/31/20	$11,594	$12,538	$10,732
2/29/20	$11,582	$12,691	$10,750
3/31/20	$10,994	$12,494	$10,767
4/30/20	$11,243	$12,696	$10,780
5/31/20	$11,430	$12,732	$10,793
6/30/20	$11,599	$12,795	$10,806
7/31/20	$11,721	$12,935	$10,809
8/31/20	$11,845	$12,841	$10,812
9/30/20	$11,857	$12,888	$10,814
10/31/20	$11,917	$12,889	$10,816
11/30/20	$12,054	$12,963	$10,818
12/31/20	$12,180	$13,003	$10,820
1/31/21	$12,256	$12,933	$10,823
2/28/21	$12,287	$12,732	$10,825
3/31/21	$12,300	$12,682	$10,827
4/30/21	$12,338	$12,715	$10,829
5/31/21	$12,372	$12,743	$10,831
6/30/21	$12,358	$12,805	$10,833
7/31/21	$12,395	$12,964	$10,834
8/31/21	$12,392	$12,938	$10,835
9/30/21	$12,400	$12,816	$10,837
10/31/21	$12,325	$12,783	$10,838
11/30/21	$12,345	$12,874	$10,839
12/31/21	$12,355	$12,822	$10,840
1/31/22	$12,312	$12,620	$10,842
2/28/22	$12,220	$12,452	$10,844
3/31/22	$12,020	$12,184	$10,846
4/30/22	$11,855	$11,857	$10,855
5/31/22	$11,884	$11,840	$10,865
6/30/22	$11,714	$11,661	$10,874
7/31/22	$11,886	$11,958	$10,888
8/31/22	$11,719	$11,645	$10,910
9/30/22	$11,485	$11,272	$10,932
10/31/22	$11,485	$11,233	$10,961
11/30/22	$11,595	$11,519	$10,994
12/31/22	$11,587	$11,383	$11,033
1/31/23	$11,739	$11,645	$11,074
2/28/23	$11,672	$11,460	$11,113
3/31/23	$11,817	$11,714	$11,157
4/30/23	$11,863	$11,774	$11,202
5/31/23	$11,875	$11,728	$11,250
6/30/23	$11,887	$11,721	$11,298
7/31/23	$11,965	$11,725	$11,348
8/31/23	$11,992	$11,710	$11,399
9/30/23	$11,907	$11,508	$11,450
10/31/23	$11,807	$11,426	$11,502
11/30/23	$12,180	$11,819	$11,553
12/31/23	$12,428	$12,197	$11,607
1/31/24	$12,473	$12,173	$11,660
2/29/24	$12,459	$12,089	$11,710
3/31/24	$12,572	$12,198	$11,764
4/30/24	$12,510	$12,002	$11,816
5/31/24	$12,643	$12,108	$11,870
6/30/24	$12,678	$12,213	$11,923

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.66%	2.00%	2.40%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.53%	2.19%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$81,070
# of Portfolio Holdings	516
Portfolio Turnover Rate	484%
Total Net Advisory Fees Paid During the Reporting Period	$220
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.0%
Affiliated Investments	17.0%
Corporate Bonds & Notes	16.2%
Asset-Backed Securities	9.4%
Sovereign Issues	7.4%
U.S. Treasury Obligations	7.3%
Non-Agency Mortgage-Backed Securities	6.4%
Loan Participations and Assignments	1.3%
Preferred Securities	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Investments	33.7%
Other Investments	0.6%
Other Assets and Liabilities, Net	(50.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2007SARTSR_063024

Class M

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Dynamic Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$70	1.39%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the cash interest rate in the U.S. contributed to performance, as U.S. cash rates remained positive.

• Long exposure to investment grade corporate credit contributed to performance, as investment grade credit spreads tightened.

• Long exposure to non-agency mortgage-backed securities contributed to performance, as spreads on those securities tightened.

• Long exposure to U.S. duration detracted from performance, as U.S. interest rates rose.

• Long exposure to Australian duration detracted from performance, as Australian interest rates rose.

• Tactical exposure to the Japanese yen detracted from performance, as the yen depreciated versus the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	Bloomberg Global Aggregate (USD Hedged) Index	ICE BofA SOFR Overnight Rate Index
10/31/14	$10,000	$10,000	$10,000
11/30/14	$10,038	$10,096	$10,002
12/31/14	$9,983	$10,148	$10,004
1/31/15	$9,984	$10,338	$10,006
2/28/15	$10,080	$10,276	$10,008
3/31/15	$10,032	$10,335	$10,010
4/30/15	$10,062	$10,278	$10,013
5/31/15	$10,088	$10,235	$10,015
6/30/15	$10,055	$10,108	$10,017
7/31/15	$10,050	$10,209	$10,020
8/31/15	$9,915	$10,181	$10,022
9/30/15	$9,700	$10,241	$10,024
10/31/15	$9,782	$10,275	$10,027
11/30/15	$9,796	$10,279	$10,030
12/31/15	$9,786	$10,251	$10,032
1/31/16	$9,655	$10,401	$10,038
2/29/16	$9,526	$10,501	$10,043
3/31/16	$9,738	$10,588	$10,048
4/30/16	$9,880	$10,606	$10,053
5/31/16	$9,889	$10,651	$10,058
6/30/16	$9,885	$10,853	$10,064
7/31/16	$9,990	$10,918	$10,069
8/31/16	$10,023	$10,913	$10,074
9/30/16	$10,100	$10,911	$10,079
10/31/16	$10,168	$10,806	$10,086
11/30/16	$10,129	$10,627	$10,094
12/31/16	$10,219	$10,656	$10,101
1/31/17	$10,275	$10,617	$10,109
2/28/17	$10,362	$10,708	$10,117
3/31/17	$10,414	$10,703	$10,126
4/30/17	$10,455	$10,776	$10,135
5/31/17	$10,507	$10,839	$10,145
6/30/17	$10,521	$10,809	$10,155
7/31/17	$10,574	$10,844	$10,166
8/31/17	$10,639	$10,943	$10,177
9/30/17	$10,673	$10,892	$10,188
10/31/17	$10,698	$10,938	$10,199
11/30/17	$10,703	$10,955	$10,210
12/31/17	$10,699	$10,980	$10,222
1/31/18	$10,713	$10,901	$10,236
2/28/18	$10,708	$10,877	$10,251
3/31/18	$10,709	$10,967	$10,265
4/30/18	$10,699	$10,926	$10,285
5/31/18	$10,751	$10,967	$10,305
6/30/18	$10,734	$10,987	$10,324
7/31/18	$10,788	$10,990	$10,344
8/31/18	$10,782	$11,024	$10,364
9/30/18	$10,801	$10,982	$10,385
10/31/18	$10,823	$10,961	$10,405
11/30/18	$10,765	$11,014	$10,426
12/31/18	$10,776	$11,173	$10,447
1/31/19	$10,916	$11,292	$10,471
2/28/19	$10,965	$11,305	$10,496
3/31/19	$11,033	$11,508	$10,520
4/30/19	$11,101	$11,515	$10,543
5/31/19	$11,121	$11,680	$10,566
6/30/19	$11,183	$11,844	$10,589
7/31/19	$11,175	$11,937	$10,609
8/31/19	$11,027	$12,208	$10,630
9/30/19	$11,047	$12,151	$10,650
10/31/19	$11,112	$12,130	$10,669
11/30/19	$11,155	$12,116	$10,688
12/31/19	$11,275	$12,091	$10,707
1/31/20	$11,261	$12,310	$10,724
2/29/20	$11,245	$12,460	$10,741
3/31/20	$10,670	$12,266	$10,759
4/30/20	$10,908	$12,465	$10,772
5/31/20	$11,085	$12,500	$10,785
6/30/20	$11,244	$12,563	$10,798
7/31/20	$11,358	$12,700	$10,801
8/31/20	$11,474	$12,608	$10,803
9/30/20	$11,482	$12,654	$10,806
10/31/20	$11,535	$12,655	$10,808
11/30/20	$11,664	$12,727	$10,810
12/31/20	$11,781	$12,766	$10,812
1/31/21	$11,850	$12,698	$10,814
2/28/21	$11,876	$12,500	$10,817
3/31/21	$11,885	$12,451	$10,819
4/30/21	$11,916	$12,483	$10,821
5/31/21	$11,944	$12,511	$10,823
6/30/21	$11,927	$12,572	$10,824
7/31/21	$11,958	$12,729	$10,826
8/31/21	$11,951	$12,703	$10,827
9/30/21	$11,954	$12,583	$10,828
10/31/21	$11,877	$12,550	$10,830
11/30/21	$11,892	$12,640	$10,831
12/31/21	$11,897	$12,588	$10,832
1/31/22	$11,851	$12,391	$10,834
2/28/22	$11,758	$12,226	$10,836
3/31/22	$11,561	$11,962	$10,838
4/30/22	$11,398	$11,641	$10,847
5/31/22	$11,422	$11,625	$10,856
6/30/22	$11,255	$11,448	$10,865
7/31/22	$11,415	$11,740	$10,880
8/31/22	$11,250	$11,434	$10,901
9/30/22	$11,021	$11,066	$10,924
10/31/22	$11,018	$11,029	$10,952
11/30/22	$11,119	$11,310	$10,986
12/31/22	$11,107	$11,176	$11,024
1/31/23	$11,249	$11,434	$11,065
2/28/23	$11,180	$11,251	$11,104
3/31/23	$11,315	$11,501	$11,148
4/30/23	$11,355	$11,560	$11,193
5/31/23	$11,362	$11,514	$11,242
6/30/23	$11,369	$11,508	$11,289
7/31/23	$11,440	$11,511	$11,339
8/31/23	$11,462	$11,497	$11,391
9/30/23	$11,376	$11,299	$11,441
10/31/23	$11,275	$11,218	$11,493
11/30/23	$11,628	$11,604	$11,544
12/31/23	$11,860	$11,975	$11,598
1/31/24	$11,899	$11,951	$11,651
2/29/24	$11,881	$11,869	$11,701
3/31/24	$11,984	$11,976	$11,755
4/30/24	$11,921	$11,784	$11,807
5/31/24	$12,042	$11,888	$11,861
6/30/24	$12,072	$11,991	$11,914

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 10/31/14
Class M	6.19%	1.54%	1.97%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	1.90%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	5.53%	2.19%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio’s primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$81,070
# of Portfolio Holdings	516
Portfolio Turnover Rate	484%
Total Net Advisory Fees Paid During the Reporting Period	$220
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.0%
Affiliated Investments	17.0%
Corporate Bonds & Notes	16.2%
Asset-Backed Securities	9.4%
Sovereign Issues	7.4%
U.S. Treasury Obligations	7.3%
Non-Agency Mortgage-Backed Securities	6.4%
Loan Participations and Assignments	1.3%
Preferred Securities	0.3%
Municipal Bonds & Notes	0.1%
Short-Term Investments	33.7%
Other Investments	0.6%
Other Assets and Liabilities, Net	(50.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Class M

PIMCO Dynamic Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2102SARTSR_063024

Administrative Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$66	1.31%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to Ecuadorian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Ecuador sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Overweight exposure to Egyptian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Egypt sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Exposure to Argentinian sovereign external debt detracted from absolute returns, as credit default swaps underperformed physical bonds.

• Security selection within Israeli external sovereign debt detracted from relative performance, as select holdings depreciated in price.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,930	$10,022	$10,012
8/31/14	$10,003	$10,144	$10,078
9/30/14	$9,760	$10,114	$9,835
10/31/14	$9,905	$10,187	$9,997
11/30/14	$9,779	$10,283	$9,958
12/31/14	$9,362	$10,336	$9,673
1/31/15	$9,323	$10,529	$9,706
2/28/15	$9,491	$10,467	$9,827
3/31/15	$9,531	$10,527	$9,872
4/30/15	$9,801	$10,468	$10,067
5/31/15	$9,780	$10,425	$10,013
6/30/15	$9,587	$10,296	$9,843
7/31/15	$9,577	$10,398	$9,884
8/31/15	$9,330	$10,370	$9,777
9/30/15	$9,020	$10,431	$9,642
10/31/15	$9,409	$10,465	$9,947
11/30/15	$9,396	$10,470	$9,941
12/31/15	$9,151	$10,441	$9,792
1/31/16	$9,047	$10,594	$9,772
2/29/16	$9,214	$10,696	$9,970
3/31/16	$9,594	$10,784	$10,302
4/30/16	$9,845	$10,802	$10,500
5/31/16	$9,823	$10,848	$10,468
6/30/16	$10,234	$11,055	$10,859
7/31/16	$10,422	$11,121	$11,028
8/31/16	$10,635	$11,115	$11,226
9/30/16	$10,692	$11,114	$11,264
10/31/16	$10,573	$11,006	$11,099
11/30/16	$10,155	$10,824	$10,637
12/31/16	$10,368	$10,854	$10,790
1/31/17	$10,518	$10,814	$10,945
2/28/17	$10,748	$10,907	$11,172
3/31/17	$10,796	$10,902	$11,211
4/30/17	$10,975	$10,976	$11,394
5/31/17	$11,046	$11,040	$11,488
6/30/17	$10,996	$11,009	$11,459
7/31/17	$11,090	$11,045	$11,534
8/31/17	$11,282	$11,146	$11,733
9/30/17	$11,313	$11,094	$11,732
10/31/17	$11,367	$11,141	$11,753
11/30/17	$11,328	$11,158	$11,722
12/31/17	$11,392	$11,183	$11,795
1/31/18	$11,394	$11,103	$11,772
2/28/18	$11,196	$11,078	$11,542
3/31/18	$11,224	$11,170	$11,585
4/30/18	$11,084	$11,129	$11,416
5/31/18	$10,953	$11,170	$11,292
6/30/18	$10,831	$11,191	$11,178
7/31/18	$11,043	$11,194	$11,409
8/31/18	$10,790	$11,229	$11,189
9/30/18	$11,004	$11,186	$11,387
10/31/18	$10,759	$11,164	$11,133
11/30/18	$10,705	$11,218	$11,090
12/31/18	$10,853	$11,380	$11,252
1/31/19	$11,364	$11,501	$11,749
2/28/19	$11,444	$11,515	$11,822
3/31/19	$11,586	$11,721	$11,993
4/30/19	$11,602	$11,728	$12,008
5/31/19	$11,639	$11,897	$12,077
6/30/19	$12,030	$12,064	$12,444
7/31/19	$12,164	$12,158	$12,587
8/31/19	$12,166	$12,434	$12,656
9/30/19	$12,133	$12,377	$12,611
10/31/19	$12,205	$12,355	$12,658
11/30/19	$12,185	$12,341	$12,637
12/31/19	$12,456	$12,315	$12,874
1/31/20	$12,681	$12,538	$13,098
2/29/20	$12,603	$12,691	$12,991
3/31/20	$10,848	$12,494	$11,361
4/30/20	$11,084	$12,696	$11,610
5/31/20	$11,768	$12,732	$12,276
6/30/20	$12,140	$12,795	$12,634
7/31/20	$12,605	$12,935	$13,101
8/31/20	$12,668	$12,841	$13,140
9/30/20	$12,452	$12,888	$12,922
10/31/20	$12,452	$12,889	$12,907
11/30/20	$13,017	$12,963	$13,391
12/31/20	$13,291	$13,003	$13,631
1/31/21	$13,125	$12,933	$13,465
2/28/21	$12,811	$12,732	$13,120
3/31/21	$12,638	$12,682	$12,984
4/30/21	$12,945	$12,715	$13,232
5/31/21	$13,096	$12,743	$13,376
6/30/21	$13,184	$12,805	$13,495
7/31/21	$13,260	$12,964	$13,568
8/31/21	$13,396	$12,938	$13,692
9/30/21	$13,108	$12,816	$13,423
10/31/21	$13,034	$12,783	$13,431
11/30/21	$12,770	$12,874	$13,236
12/31/21	$12,951	$12,822	$13,425
1/31/22	$12,599	$12,620	$13,037
2/28/22	$11,948	$12,452	$12,319
3/31/22	$11,950	$12,184	$12,182
4/30/22	$11,293	$11,857	$11,514
5/31/22	$11,280	$11,840	$11,536
6/30/22	$10,587	$11,661	$10,897
7/31/22	$10,877	$11,958	$11,246
8/31/22	$10,787	$11,645	$11,114
9/30/22	$10,101	$11,272	$10,439
10/31/22	$10,056	$11,233	$10,448
11/30/22	$10,870	$11,519	$11,174
12/31/22	$10,916	$11,383	$11,216
1/31/23	$11,324	$11,645	$11,565
2/28/23	$11,052	$11,460	$11,310
3/31/23	$11,171	$11,714	$11,468
4/30/23	$11,218	$11,774	$11,526
5/31/23	$11,093	$11,728	$11,423
6/30/23	$11,326	$11,721	$11,644
7/31/23	$11,520	$11,725	$11,831
8/31/23	$11,350	$11,710	$11,666
9/30/23	$11,027	$11,508	$11,338
10/31/23	$10,937	$11,426	$11,173
11/30/23	$11,565	$11,819	$11,820
12/31/23	$12,140	$12,197	$12,388
1/31/24	$12,029	$12,173	$12,242
2/29/24	$12,113	$12,089	$12,327
3/31/24	$12,371	$12,198	$12,561
4/30/24	$12,129	$12,002	$12,309
5/31/24	$12,359	$12,108	$12,533
6/30/24	$12,428	$12,213	$12,616

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	9.73%	0.65%	2.20%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	8.35%	0.27%	2.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$194,965
# of Portfolio Holdings	825
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$433
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	9.5%
Mexico	8.9%
Brazil	8.4%
Turkey	5.4%
Indonesia	4.0%
Dominican Republic	3.8%
Saudi Arabia	3.8%
Colombia	3.4%
United Arab Emirates	3.3%
Qatar	3.0%
South Africa	3.0%
Chile	3.0%
Argentina	2.5%
Cayman Islands	2.4%
Other Countries	40.1%
Other Investments	1.2%
Other Assets and Liabilities, Net	(5.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0333SARTSR_063024

Advisor Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$71	1.41%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to Ecuadorian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Ecuador sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Overweight exposure to Egyptian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Egypt sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Exposure to Argentinian sovereign external debt detracted from absolute returns, as credit default swaps underperformed physical bonds.

• Security selection within Israeli external sovereign debt detracted from relative performance, as select holdings depreciated in price.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,929	$10,022	$10,012
8/31/14	$10,001	$10,144	$10,078
9/30/14	$9,757	$10,114	$9,835
10/31/14	$9,901	$10,187	$9,997
11/30/14	$9,775	$10,283	$9,958
12/31/14	$9,357	$10,336	$9,673
1/31/15	$9,318	$10,529	$9,706
2/28/15	$9,485	$10,467	$9,827
3/31/15	$9,524	$10,527	$9,872
4/30/15	$9,793	$10,468	$10,067
5/31/15	$9,771	$10,425	$10,013
6/30/15	$9,577	$10,296	$9,843
7/31/15	$9,566	$10,398	$9,884
8/31/15	$9,319	$10,370	$9,777
9/30/15	$9,009	$10,431	$9,642
10/31/15	$9,396	$10,465	$9,947
11/30/15	$9,383	$10,470	$9,941
12/31/15	$9,137	$10,441	$9,792
1/31/16	$9,033	$10,594	$9,772
2/29/16	$9,199	$10,696	$9,970
3/31/16	$9,578	$10,784	$10,302
4/30/16	$9,827	$10,802	$10,500
5/31/16	$9,804	$10,848	$10,468
6/30/16	$10,214	$11,055	$10,859
7/31/16	$10,400	$11,121	$11,028
8/31/16	$10,612	$11,115	$11,226
9/30/16	$10,668	$11,114	$11,264
10/31/16	$10,549	$11,006	$11,099
11/30/16	$10,131	$10,824	$10,637
12/31/16	$10,343	$10,854	$10,790
1/31/17	$10,491	$10,814	$10,945
2/28/17	$10,719	$10,907	$11,172
3/31/17	$10,767	$10,902	$11,211
4/30/17	$10,944	$10,976	$11,394
5/31/17	$11,014	$11,040	$11,488
6/30/17	$10,963	$11,009	$11,459
7/31/17	$11,057	$11,045	$11,534
8/31/17	$11,247	$11,146	$11,733
9/30/17	$11,277	$11,094	$11,732
10/31/17	$11,329	$11,141	$11,753
11/30/17	$11,290	$11,158	$11,722
12/31/17	$11,352	$11,183	$11,795
1/31/18	$11,354	$11,103	$11,772
2/28/18	$11,155	$11,078	$11,542
3/31/18	$11,183	$11,170	$11,585
4/30/18	$11,042	$11,129	$11,416
5/31/18	$10,911	$11,170	$11,292
6/30/18	$10,788	$11,191	$11,178
7/31/18	$10,998	$11,194	$11,409
8/31/18	$10,746	$11,229	$11,189
9/30/18	$10,957	$11,186	$11,387
10/31/18	$10,713	$11,164	$11,133
11/30/18	$10,658	$11,218	$11,090
12/31/18	$10,805	$11,380	$11,252
1/31/19	$11,312	$11,501	$11,749
2/28/19	$11,391	$11,515	$11,822
3/31/19	$11,531	$11,721	$11,993
4/30/19	$11,546	$11,728	$12,008
5/31/19	$11,582	$11,897	$12,077
6/30/19	$11,970	$12,064	$12,444
7/31/19	$12,103	$12,158	$12,587
8/31/19	$12,104	$12,434	$12,656
9/30/19	$12,069	$12,377	$12,611
10/31/19	$12,140	$12,355	$12,658
11/30/19	$12,120	$12,341	$12,637
12/31/19	$12,388	$12,315	$12,874
1/31/20	$12,610	$12,538	$13,098
2/29/20	$12,532	$12,691	$12,991
3/31/20	$10,786	$12,494	$11,361
4/30/20	$11,020	$12,696	$11,610
5/31/20	$11,699	$12,732	$12,276
6/30/20	$12,068	$12,795	$12,634
7/31/20	$12,528	$12,935	$13,101
8/31/20	$12,591	$12,841	$13,140
9/30/20	$12,374	$12,888	$12,922
10/31/20	$12,374	$12,889	$12,907
11/30/20	$12,934	$12,963	$13,391
12/31/20	$13,205	$13,003	$13,631
1/31/21	$13,039	$12,933	$13,465
2/28/21	$12,727	$12,732	$13,120
3/31/21	$12,554	$12,682	$12,984
4/30/21	$12,857	$12,715	$13,232
5/31/21	$13,006	$12,743	$13,376
6/30/21	$13,093	$12,805	$13,495
7/31/21	$13,167	$12,964	$13,568
8/31/21	$13,301	$12,938	$13,692
9/30/21	$13,014	$12,816	$13,423
10/31/21	$12,939	$12,783	$13,431
11/30/21	$12,676	$12,874	$13,236
12/31/21	$12,854	$12,822	$13,425
1/31/22	$12,504	$12,620	$13,037
2/28/22	$11,857	$12,452	$12,319
3/31/22	$11,858	$12,184	$12,182
4/30/22	$11,206	$11,857	$11,514
5/31/22	$11,191	$11,840	$11,536
6/30/22	$10,502	$11,661	$10,897
7/31/22	$10,789	$11,958	$11,246
8/31/22	$10,699	$11,645	$11,114
9/30/22	$10,017	$11,272	$10,439
10/31/22	$9,973	$11,233	$10,448
11/30/22	$10,778	$11,519	$11,174
12/31/22	$10,823	$11,383	$11,216
1/31/23	$11,227	$11,645	$11,565
2/28/23	$10,957	$11,460	$11,310
3/31/23	$11,074	$11,714	$11,468
4/30/23	$11,119	$11,774	$11,526
5/31/23	$10,994	$11,728	$11,423
6/30/23	$11,225	$11,721	$11,644
7/31/23	$11,416	$11,725	$11,831
8/31/23	$11,246	$11,710	$11,666
9/30/23	$10,925	$11,508	$11,338
10/31/23	$10,836	$11,426	$11,173
11/30/23	$11,457	$11,819	$11,820
12/31/23	$12,025	$12,197	$12,388
1/31/24	$11,914	$12,173	$12,242
2/29/24	$11,997	$12,089	$12,327
3/31/24	$12,251	$12,198	$12,561
4/30/24	$12,011	$12,002	$12,309
5/31/24	$12,237	$12,108	$12,533
6/30/24	$12,304	$12,213	$12,616

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	9.62%	0.55%	2.10%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	8.35%	0.27%	2.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$194,965
# of Portfolio Holdings	825
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$433
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	9.5%
Mexico	8.9%
Brazil	8.4%
Turkey	5.4%
Indonesia	4.0%
Dominican Republic	3.8%
Saudi Arabia	3.8%
Colombia	3.4%
United Arab Emirates	3.3%
Qatar	3.0%
South Africa	3.0%
Chile	3.0%
Argentina	2.5%
Cayman Islands	2.4%
Other Countries	40.1%
Other Investments	1.2%
Other Assets and Liabilities, Net	(5.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1880SARTSR_063024

Institutional Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.16%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to Ecuadorian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Ecuador sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Overweight exposure to Egyptian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Egypt sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Exposure to Argentinian sovereign external debt detracted from absolute returns, as credit default swaps underperformed physical bonds.

• Security selection within Israeli external sovereign debt detracted from relative performance, as select holdings depreciated in price.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,931	$10,022	$10,012
8/31/14	$10,005	$10,144	$10,078
9/30/14	$9,763	$10,114	$9,835
10/31/14	$9,910	$10,187	$9,997
11/30/14	$9,786	$10,283	$9,958
12/31/14	$9,369	$10,336	$9,673
1/31/15	$9,332	$10,529	$9,706
2/28/15	$9,501	$10,467	$9,827
3/31/15	$9,542	$10,527	$9,872
4/30/15	$9,814	$10,468	$10,067
5/31/15	$9,793	$10,425	$10,013
6/30/15	$9,601	$10,296	$9,843
7/31/15	$9,592	$10,398	$9,884
8/31/15	$9,346	$10,370	$9,777
9/30/15	$9,037	$10,431	$9,642
10/31/15	$9,428	$10,465	$9,947
11/30/15	$9,416	$10,470	$9,941
12/31/15	$9,171	$10,441	$9,792
1/31/16	$9,069	$10,594	$9,772
2/29/16	$9,237	$10,696	$9,970
3/31/16	$9,620	$10,784	$10,302
4/30/16	$9,872	$10,802	$10,500
5/31/16	$9,851	$10,848	$10,468
6/30/16	$10,264	$11,055	$10,859
7/31/16	$10,454	$11,121	$11,028
8/31/16	$10,670	$11,115	$11,226
9/30/16	$10,728	$11,114	$11,264
10/31/16	$10,610	$11,006	$11,099
11/30/16	$10,192	$10,824	$10,637
12/31/16	$10,407	$10,854	$10,790
1/31/17	$10,559	$10,814	$10,945
2/28/17	$10,790	$10,907	$11,172
3/31/17	$10,841	$10,902	$11,211
4/30/17	$11,021	$10,976	$11,394
5/31/17	$11,094	$11,040	$11,488
6/30/17	$11,045	$11,009	$11,459
7/31/17	$11,142	$11,045	$11,534
8/31/17	$11,336	$11,146	$11,733
9/30/17	$11,368	$11,094	$11,732
10/31/17	$11,424	$11,141	$11,753
11/30/17	$11,386	$11,158	$11,722
12/31/17	$11,452	$11,183	$11,795
1/31/18	$11,455	$11,103	$11,772
2/28/18	$11,257	$11,078	$11,542
3/31/18	$11,287	$11,170	$11,585
4/30/18	$11,148	$11,129	$11,416
5/31/18	$11,018	$11,170	$11,292
6/30/18	$10,896	$11,191	$11,178
7/31/18	$11,110	$11,194	$11,409
8/31/18	$10,858	$11,229	$11,189
9/30/18	$11,074	$11,186	$11,387
10/31/18	$10,829	$11,164	$11,133
11/30/18	$10,776	$11,218	$11,090
12/31/18	$10,926	$11,380	$11,252
1/31/19	$11,442	$11,501	$11,749
2/28/19	$11,524	$11,515	$11,822
3/31/19	$11,668	$11,721	$11,993
4/30/19	$11,686	$11,728	$12,008
5/31/19	$11,725	$11,897	$12,077
6/30/19	$12,120	$12,064	$12,444
7/31/19	$12,257	$12,158	$12,587
8/31/19	$12,261	$12,434	$12,656
9/30/19	$12,228	$12,377	$12,611
10/31/19	$12,303	$12,355	$12,658
11/30/19	$12,285	$12,341	$12,637
12/31/19	$12,559	$12,315	$12,874
1/31/20	$12,787	$12,538	$13,098
2/29/20	$12,710	$12,691	$12,991
3/31/20	$10,942	$12,494	$11,361
4/30/20	$11,181	$12,696	$11,610
5/31/20	$11,873	$12,732	$12,276
6/30/20	$12,249	$12,795	$12,634
7/31/20	$12,720	$12,935	$13,101
8/31/20	$12,786	$12,841	$13,140
9/30/20	$12,569	$12,888	$12,922
10/31/20	$12,571	$12,889	$12,907
11/30/20	$13,143	$12,963	$13,391
12/31/20	$13,421	$13,003	$13,631
1/31/21	$13,255	$12,933	$13,465
2/28/21	$12,939	$12,732	$13,120
3/31/21	$12,766	$12,682	$12,984
4/30/21	$13,078	$12,715	$13,232
5/31/21	$13,232	$12,743	$13,376
6/30/21	$13,323	$12,805	$13,495
7/31/21	$13,401	$12,964	$13,568
8/31/21	$13,541	$12,938	$13,692
9/30/21	$13,251	$12,816	$13,423
10/31/21	$13,178	$12,783	$13,431
11/30/21	$12,912	$12,874	$13,236
12/31/21	$13,097	$12,822	$13,425
1/31/22	$12,743	$12,620	$13,037
2/28/22	$12,085	$12,452	$12,319
3/31/22	$12,089	$12,184	$12,182
4/30/22	$11,427	$11,857	$11,514
5/31/22	$11,414	$11,840	$11,536
6/30/22	$10,714	$11,661	$10,897
7/31/22	$11,009	$11,958	$11,246
8/31/22	$10,919	$11,645	$11,114
9/30/22	$10,226	$11,272	$10,439
10/31/22	$10,182	$11,233	$10,448
11/30/22	$11,007	$11,519	$11,174
12/31/22	$11,056	$11,383	$11,216
1/31/23	$11,470	$11,645	$11,565
2/28/23	$11,196	$11,460	$11,310
3/31/23	$11,319	$11,714	$11,468
4/30/23	$11,367	$11,774	$11,526
5/31/23	$11,242	$11,728	$11,423
6/30/23	$11,480	$11,721	$11,644
7/31/23	$11,678	$11,725	$11,831
8/31/23	$11,507	$11,710	$11,666
9/30/23	$11,181	$11,508	$11,338
10/31/23	$11,091	$11,426	$11,173
11/30/23	$11,729	$11,819	$11,820
12/31/23	$12,314	$12,197	$12,388
1/31/24	$12,203	$12,173	$12,242
2/29/24	$12,290	$12,089	$12,327
3/31/24	$12,553	$12,198	$12,561
4/30/24	$12,309	$12,002	$12,309
5/31/24	$12,543	$12,108	$12,533
6/30/24	$12,615	$12,213	$12,616

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.89%	0.80%	2.35%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	8.35%	0.27%	2.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$194,965
# of Portfolio Holdings	825
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$433
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	9.5%
Mexico	8.9%
Brazil	8.4%
Turkey	5.4%
Indonesia	4.0%
Dominican Republic	3.8%
Saudi Arabia	3.8%
Colombia	3.4%
United Arab Emirates	3.3%
Qatar	3.0%
South Africa	3.0%
Chile	3.0%
Argentina	2.5%
Cayman Islands	2.4%
Other Countries	40.1%
Other Investments	1.2%
Other Assets and Liabilities, Net	(5.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2051SARTSR_063024

Class M

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Emerging Markets Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$81	1.61%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to Ecuadorian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Ecuador sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Overweight exposure to Egyptian external sovereign debt contributed to relative performance, as the J.P. Morgan Emerging Markets

    Egypt sub-index outperformed the J.P. Morgan Emerging Markets Bond Index (EMBI) Global.

• Exposure to Argentinian sovereign external debt detracted from absolute returns, as credit default swaps underperformed physical bonds.

• Security selection within Israeli external sovereign debt detracted from relative performance, as select holdings depreciated in price.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg Global Aggregate (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Class M	Bloomberg Global Aggregate (USD Hedged) Index	J.P. Morgan Emerging Markets Bond Index (EMBI) Global
11/10/14	$10,000	$10,000	$10,000
11/30/14	$9,997	$10,086	$10,067
12/31/14	$9,568	$10,138	$9,778
1/31/15	$9,526	$10,327	$9,812
2/28/15	$9,696	$10,266	$9,934
3/31/15	$9,734	$10,325	$9,980
4/30/15	$10,008	$10,267	$10,176
5/31/15	$9,983	$10,224	$10,122
6/30/15	$9,783	$10,098	$9,951
7/31/15	$9,771	$10,198	$9,991
8/31/15	$9,516	$10,171	$9,884
9/30/15	$9,199	$10,231	$9,747
10/31/15	$9,593	$10,264	$10,055
11/30/15	$9,577	$10,269	$10,050
12/31/15	$9,324	$10,241	$9,899
1/31/16	$9,217	$10,391	$9,879
2/29/16	$9,385	$10,491	$10,079
3/31/16	$9,770	$10,577	$10,415
4/30/16	$10,022	$10,595	$10,614
5/31/16	$9,997	$10,640	$10,582
6/30/16	$10,413	$10,842	$10,977
7/31/16	$10,602	$10,907	$11,148
8/31/16	$10,816	$10,902	$11,349
9/30/16	$10,871	$10,900	$11,387
10/31/16	$10,748	$10,795	$11,220
11/30/16	$10,320	$10,616	$10,753
12/31/16	$10,534	$10,645	$10,907
1/31/17	$10,684	$10,607	$11,064
2/28/17	$10,914	$10,697	$11,294
3/31/17	$10,961	$10,692	$11,333
4/30/17	$11,140	$10,765	$11,518
5/31/17	$11,209	$10,828	$11,613
6/30/17	$11,155	$10,797	$11,584
7/31/17	$11,248	$10,833	$11,660
8/31/17	$11,440	$10,932	$11,861
9/30/17	$11,469	$10,881	$11,860
10/31/17	$11,520	$10,927	$11,881
11/30/17	$11,478	$10,944	$11,849
12/31/17	$11,540	$10,968	$11,924
1/31/18	$11,539	$10,890	$11,901
2/28/18	$11,336	$10,866	$11,667
3/31/18	$11,362	$10,956	$11,711
4/30/18	$11,217	$10,915	$11,540
5/31/18	$11,082	$10,956	$11,415
6/30/18	$10,955	$10,976	$11,300
7/31/18	$11,167	$10,979	$11,533
8/31/18	$10,908	$11,013	$11,311
9/30/18	$11,121	$10,971	$11,511
10/31/18	$10,871	$10,949	$11,255
11/30/18	$10,814	$11,003	$11,210
12/31/18	$10,961	$11,162	$11,374
1/31/19	$11,474	$11,280	$11,877
2/28/19	$11,552	$11,294	$11,951
3/31/19	$11,693	$11,496	$12,124
4/30/19	$11,706	$11,503	$12,139
5/31/19	$11,740	$11,668	$12,208
6/30/19	$12,132	$11,832	$12,580
7/31/19	$12,264	$11,925	$12,725
8/31/19	$12,263	$12,195	$12,794
9/30/19	$12,226	$12,139	$12,748
10/31/19	$12,296	$12,118	$12,796
11/30/19	$12,273	$12,104	$12,774
12/31/19	$12,542	$12,079	$13,014
1/31/20	$12,765	$12,297	$13,241
2/29/20	$12,684	$12,447	$13,133
3/31/20	$10,915	$12,254	$11,484
4/30/20	$11,150	$12,452	$11,737
5/31/20	$11,835	$12,487	$12,410
6/30/20	$12,206	$12,550	$12,771
7/31/20	$12,670	$12,687	$13,243
8/31/20	$12,731	$12,595	$13,283
9/30/20	$12,510	$12,641	$13,063
10/31/20	$12,507	$12,642	$13,047
11/30/20	$13,072	$12,714	$13,536
12/31/20	$13,343	$12,753	$13,779
1/31/21	$13,173	$12,685	$13,612
2/28/21	$12,855	$12,487	$13,263
3/31/21	$12,679	$12,438	$13,126
4/30/21	$12,982	$12,471	$13,377
5/31/21	$13,131	$12,498	$13,521
6/30/21	$13,217	$12,559	$13,642
7/31/21	$13,289	$12,715	$13,716
8/31/21	$13,422	$12,690	$13,841
9/30/21	$13,130	$12,570	$13,569
10/31/21	$13,053	$12,537	$13,577
11/30/21	$12,785	$12,627	$13,380
12/31/21	$12,962	$12,576	$13,571
1/31/22	$12,607	$12,378	$13,179
2/28/22	$11,953	$12,213	$12,454
3/31/22	$11,952	$11,950	$12,315
4/30/22	$11,292	$11,629	$11,640
5/31/22	$11,276	$11,613	$11,662
6/30/22	$10,580	$11,437	$11,016
7/31/22	$10,868	$11,728	$11,368
8/31/22	$10,775	$11,422	$11,235
9/30/22	$10,087	$11,055	$10,553
10/31/22	$10,040	$11,017	$10,561
11/30/22	$10,850	$11,298	$11,295
12/31/22	$10,893	$11,165	$11,338
1/31/23	$11,297	$11,422	$11,691
2/28/23	$11,023	$11,240	$11,433
3/31/23	$11,139	$11,489	$11,593
4/30/23	$11,184	$11,548	$11,652
5/31/23	$11,056	$11,503	$11,548
6/30/23	$11,285	$11,496	$11,770
7/31/23	$11,476	$11,499	$11,960
8/31/23	$11,304	$11,485	$11,793
9/30/23	$10,979	$11,287	$11,461
10/31/23	$10,887	$11,207	$11,295
11/30/23	$11,509	$11,592	$11,949
12/31/23	$12,079	$11,963	$12,523
1/31/24	$11,965	$11,939	$12,376
2/29/24	$12,046	$11,857	$12,461
3/31/24	$12,300	$11,964	$12,698
4/30/24	$12,056	$11,771	$12,443
5/31/24	$12,280	$11,876	$12,670
6/30/24	$12,347	$11,979	$12,754

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 11/10/14
Class M	9.40%	0.35%	2.21%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	1.89%
J.P. Morgan Emerging Markets Bond Index (EMBI) Global	8.35%	0.27%	2.56%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$194,965
# of Portfolio Holdings	825
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$433
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	9.5%
Mexico	8.9%
Brazil	8.4%
Turkey	5.4%
Indonesia	4.0%
Dominican Republic	3.8%
Saudi Arabia	3.8%
Colombia	3.4%
United Arab Emirates	3.3%
Qatar	3.0%
South Africa	3.0%
Chile	3.0%
Argentina	2.5%
Cayman Islands	2.4%
Other Countries	40.1%
Other Investments	1.2%
Other Assets and Liabilities, Net	(5.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Class M

PIMCO Emerging Markets Bond Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2106SARTSR_063024

Administrative Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$57	1.15%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked credit instruments,

    contributed to absolute performance, as spreads tightened.

• Long exposure to select emerging market currencies in the Middle East and Africa, primarily the Turkish lira and South African rand,

    contributed to absolute performance, as those currencies benefitted from elevated local yields.

• Long exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to duration in the U.K. detracted from absolute performance, as yields rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,956	$9,910
8/31/14	$10,023	$9,964
9/30/14	$9,714	$9,686
10/31/14	$9,707	$9,687
11/30/14	$9,670	$9,652
12/31/14	$9,635	$9,586
1/31/15	$9,709	$9,570
2/28/15	$9,595	$9,493
3/31/15	$9,510	$9,401
4/30/15	$9,560	$9,501
5/31/15	$9,318	$9,332
6/30/15	$9,260	$9,291
7/31/15	$9,325	$9,312
8/31/15	$9,346	$9,322
9/30/15	$9,390	$9,370
10/31/15	$9,392	$9,390
11/30/15	$9,247	$9,234
12/31/15	$9,246	$9,283
1/31/16	$9,313	$9,364
2/29/16	$9,452	$9,572
3/31/16	$9,727	$9,831
4/30/16	$9,882	$9,962
5/31/16	$9,742	$9,828
6/30/16	$10,055	$10,115
7/31/16	$10,211	$10,191
8/31/16	$10,174	$10,142
9/30/16	$10,251	$10,198
10/31/16	$10,021	$9,915
11/30/16	$9,618	$9,521
12/31/16	$9,620	$9,477
1/31/17	$9,742	$9,584
2/28/17	$9,823	$9,629
3/31/17	$9,857	$9,644
4/30/17	$9,956	$9,753
5/31/17	$10,123	$9,904
6/30/17	$10,125	$9,895
7/31/17	$10,328	$10,061
8/31/17	$10,431	$10,161
9/30/17	$10,358	$10,069
10/31/17	$10,327	$10,031
11/30/17	$10,415	$10,143
12/31/17	$10,450	$10,178
1/31/18	$10,659	$10,299
2/28/18	$10,485	$10,208
3/31/18	$10,543	$10,316
4/30/18	$10,372	$10,151
5/31/18	$10,244	$10,074
6/30/18	$10,195	$10,029
7/31/18	$10,257	$10,013
8/31/18	$10,158	$10,023
9/30/18	$10,190	$9,937
10/31/18	$10,019	$9,826
11/30/18	$10,013	$9,856
12/31/18	$10,012	$10,056
1/31/19	$10,240	$10,209
2/28/19	$10,240	$10,150
3/31/19	$10,244	$10,277
4/30/19	$10,276	$10,247
5/31/19	$10,302	$10,385
6/30/19	$10,485	$10,616
7/31/19	$10,397	$10,586
8/31/19	$10,420	$10,801
9/30/19	$10,381	$10,692
10/31/19	$10,489	$10,763
11/30/19	$10,417	$10,681
12/31/19	$10,625	$10,743
1/31/20	$10,654	$10,881
2/29/20	$10,576	$10,954
3/31/20	$9,993	$10,708
4/30/20	$10,264	$10,919
5/31/20	$10,474	$10,966
6/30/20	$10,646	$11,064
7/31/20	$11,012	$11,417
8/31/20	$11,198	$11,399
9/30/20	$11,096	$11,358
10/31/20	$11,135	$11,369
11/30/20	$11,422	$11,576
12/31/20	$11,700	$11,731
1/31/21	$11,668	$11,628
2/28/21	$11,571	$11,428
3/31/21	$11,408	$11,208
4/30/21	$11,563	$11,350
5/31/21	$11,649	$11,456
6/30/21	$11,464	$11,355
7/31/21	$11,507	$11,506
8/31/21	$11,478	$11,458
9/30/21	$11,365	$11,255
10/31/21	$11,261	$11,228
11/30/21	$11,167	$11,195
12/31/21	$11,213	$11,179
1/31/22	$11,111	$10,950
2/28/22	$11,008	$10,820
3/31/22	$10,773	$10,490
4/30/22	$10,282	$9,916
5/31/22	$10,325	$9,943
6/30/22	$9,980	$9,624
7/31/22	$10,078	$9,828
8/31/22	$9,819	$9,440
9/30/22	$9,401	$8,955
10/31/22	$9,358	$8,894
11/30/22	$9,853	$9,312
12/31/22	$9,979	$9,363
1/31/23	$10,278	$9,670
2/28/23	$9,965	$9,349
3/31/23	$10,164	$9,644
4/30/23	$10,223	$9,687
5/31/23	$10,021	$9,497
6/30/23	$10,017	$9,497
7/31/23	$10,121	$9,562
8/31/23	$9,968	$9,432
9/30/23	$9,748	$9,156
10/31/23	$9,627	$9,047
11/30/23	$10,070	$9,503
12/31/23	$10,504	$9,898
1/31/24	$10,357	$9,761
2/29/24	$10,267	$9,639
3/31/24	$10,375	$9,692
4/30/24	$10,166	$9,447
5/31/24	$10,357	$9,571
6/30/24	$10,335	$9,585

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.17%	(0.29%)	0.33%
Bloomberg Global Aggregate (USD Unhedged) Index	0.93%	(2.02%)	(0.42%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$127,521
# of Portfolio Holdings	974
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$153
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	77.4%
Japan	11.0%
Cayman Islands	4.7%
Luxembourg	4.3%
United Kingdom	3.6%
France	2.9%
Ireland	2.7%
Italy	2.0%
Denmark	1.7%
Germany	1.6%
Supranational	1.5%
South Korea	1.5%
Canada	1.5%
Switzerland	1.2%
Other Countries	7.8%
Other Investments	(0.2%)
Other Assets and Liabilities, Net	(25.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0336SARTSR_063024

Advisor Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$62	1.25%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked credit instruments,

    contributed to absolute performance, as spreads tightened.

• Long exposure to select emerging market currencies in the Middle East and Africa, primarily the Turkish lira and South African rand,

    contributed to absolute performance, as those currencies benefitted from elevated local yields.

• Long exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to duration in the U.K. detracted from absolute performance, as yields rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,955	$9,910
8/31/14	$10,021	$9,964
9/30/14	$9,712	$9,686
10/31/14	$9,703	$9,687
11/30/14	$9,666	$9,652
12/31/14	$9,630	$9,586
1/31/15	$9,704	$9,570
2/28/15	$9,589	$9,493
3/31/15	$9,503	$9,401
4/30/15	$9,552	$9,501
5/31/15	$9,309	$9,332
6/30/15	$9,251	$9,291
7/31/15	$9,315	$9,312
8/31/15	$9,335	$9,322
9/30/15	$9,378	$9,370
10/31/15	$9,380	$9,390
11/30/15	$9,234	$9,234
12/31/15	$9,232	$9,283
1/31/16	$9,298	$9,364
2/29/16	$9,437	$9,572
3/31/16	$9,710	$9,831
4/30/16	$9,864	$9,962
5/31/16	$9,723	$9,828
6/30/16	$10,035	$10,115
7/31/16	$10,189	$10,191
8/31/16	$10,152	$10,142
9/30/16	$10,228	$10,198
10/31/16	$9,998	$9,915
11/30/16	$9,594	$9,521
12/31/16	$9,596	$9,477
1/31/17	$9,717	$9,584
2/28/17	$9,797	$9,629
3/31/17	$9,829	$9,644
4/30/17	$9,928	$9,753
5/31/17	$10,093	$9,904
6/30/17	$10,095	$9,895
7/31/17	$10,296	$10,061
8/31/17	$10,398	$10,161
9/30/17	$10,324	$10,069
10/31/17	$10,293	$10,031
11/30/17	$10,380	$10,143
12/31/17	$10,413	$10,178
1/31/18	$10,621	$10,299
2/28/18	$10,447	$10,208
3/31/18	$10,504	$10,316
4/30/18	$10,332	$10,151
5/31/18	$10,204	$10,074
6/30/18	$10,155	$10,029
7/31/18	$10,216	$10,013
8/31/18	$10,115	$10,023
9/30/18	$10,147	$9,937
10/31/18	$9,976	$9,826
11/30/18	$9,969	$9,856
12/31/18	$9,967	$10,056
1/31/19	$10,193	$10,209
2/28/19	$10,193	$10,150
3/31/19	$10,195	$10,277
4/30/19	$10,226	$10,247
5/31/19	$10,251	$10,385
6/30/19	$10,432	$10,616
7/31/19	$10,345	$10,586
8/31/19	$10,366	$10,801
9/30/19	$10,327	$10,692
10/31/19	$10,434	$10,763
11/30/19	$10,360	$10,681
12/31/19	$10,567	$10,743
1/31/20	$10,594	$10,881
2/29/20	$10,516	$10,954
3/31/20	$9,936	$10,708
4/30/20	$10,204	$10,919
5/31/20	$10,412	$10,966
6/30/20	$10,582	$11,064
7/31/20	$10,945	$11,417
8/31/20	$11,129	$11,399
9/30/20	$11,027	$11,358
10/31/20	$11,065	$11,369
11/30/20	$11,349	$11,576
12/31/20	$11,624	$11,731
1/31/21	$11,592	$11,628
2/28/21	$11,494	$11,428
3/31/21	$11,331	$11,208
4/30/21	$11,484	$11,350
5/31/21	$11,569	$11,456
6/30/21	$11,385	$11,355
7/31/21	$11,426	$11,506
8/31/21	$11,396	$11,458
9/30/21	$11,283	$11,255
10/31/21	$11,179	$11,228
11/30/21	$11,084	$11,195
12/31/21	$11,130	$11,179
1/31/22	$11,027	$10,950
2/28/22	$10,924	$10,820
3/31/22	$10,690	$10,490
4/30/22	$10,202	$9,916
5/31/22	$10,244	$9,943
6/30/22	$9,901	$9,624
7/31/22	$9,997	$9,828
8/31/22	$9,740	$9,440
9/30/22	$9,324	$8,955
10/31/22	$9,281	$8,894
11/30/22	$9,770	$9,312
12/31/22	$9,895	$9,363
1/31/23	$10,191	$9,670
2/28/23	$9,879	$9,349
3/31/23	$10,075	$9,644
4/30/23	$10,134	$9,687
5/31/23	$9,932	$9,497
6/30/23	$9,927	$9,497
7/31/23	$10,030	$9,562
8/31/23	$9,877	$9,432
9/30/23	$9,658	$9,156
10/31/23	$9,537	$9,047
11/30/23	$9,976	$9,503
12/31/23	$10,405	$9,898
1/31/24	$10,258	$9,761
2/29/24	$10,168	$9,639
3/31/24	$10,274	$9,692
4/30/24	$10,067	$9,447
5/31/24	$10,255	$9,571
6/30/24	$10,232	$9,585

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	3.07%	(0.39%)	0.23%
Bloomberg Global Aggregate (USD Unhedged) Index	0.93%	(2.02%)	(0.42%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$127,521
# of Portfolio Holdings	974
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$153
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	77.4%
Japan	11.0%
Cayman Islands	4.7%
Luxembourg	4.3%
United Kingdom	3.6%
France	2.9%
Ireland	2.7%
Italy	2.0%
Denmark	1.7%
Germany	1.6%
Supranational	1.5%
South Korea	1.5%
Canada	1.5%
Switzerland	1.2%
Other Countries	7.8%
Other Investments	(0.2%)
Other Assets and Liabilities, Net	(25.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1881SARTSR_063024

Institutional Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	1.00%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to the U.S. cash rate contributed to absolute performance, as the Secured Overnight Financing Rate remained elevated.

• Long exposure to non-financial investment grade corporate credit, particularly an emphasis on index-linked credit instruments,

    contributed to absolute performance, as spreads tightened.

• Long exposure to select emerging market currencies in the Middle East and Africa, primarily the Turkish lira and South African rand,

    contributed to absolute performance, as those currencies benefitted from elevated local yields.

• Long exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

• Long exposure to duration in the U.S. detracted from absolute performance, as yields rose.

• Long exposure to duration in the U.K. detracted from absolute performance, as yields rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,958	$9,910
8/31/14	$10,025	$9,964
9/30/14	$9,718	$9,686
10/31/14	$9,712	$9,687
11/30/14	$9,676	$9,652
12/31/14	$9,643	$9,586
1/31/15	$9,718	$9,570
2/28/15	$9,605	$9,493
3/31/15	$9,521	$9,401
4/30/15	$9,572	$9,501
5/31/15	$9,331	$9,332
6/30/15	$9,274	$9,291
7/31/15	$9,340	$9,312
8/31/15	$9,363	$9,322
9/30/15	$9,408	$9,370
10/31/15	$9,411	$9,390
11/30/15	$9,266	$9,234
12/31/15	$9,267	$9,283
1/31/16	$9,335	$9,364
2/29/16	$9,476	$9,572
3/31/16	$9,752	$9,831
4/30/16	$9,909	$9,962
5/31/16	$9,770	$9,828
6/30/16	$10,085	$10,115
7/31/16	$10,242	$10,191
8/31/16	$10,207	$10,142
9/30/16	$10,286	$10,198
10/31/16	$10,056	$9,915
11/30/16	$9,653	$9,521
12/31/16	$9,656	$9,477
1/31/17	$9,780	$9,584
2/28/17	$9,863	$9,629
3/31/17	$9,897	$9,644
4/30/17	$9,998	$9,753
5/31/17	$10,167	$9,904
6/30/17	$10,171	$9,895
7/31/17	$10,376	$10,061
8/31/17	$10,481	$10,161
9/30/17	$10,408	$10,069
10/31/17	$10,379	$10,031
11/30/17	$10,469	$10,143
12/31/17	$10,505	$10,178
1/31/18	$10,717	$10,299
2/28/18	$10,543	$10,208
3/31/18	$10,603	$10,316
4/30/18	$10,432	$10,151
5/31/18	$10,304	$10,074
6/30/18	$10,257	$10,029
7/31/18	$10,320	$10,013
8/31/18	$10,221	$10,023
9/30/18	$10,255	$9,937
10/31/18	$10,084	$9,826
11/30/18	$10,079	$9,856
12/31/18	$10,079	$10,056
1/31/19	$10,310	$10,209
2/28/19	$10,312	$10,150
3/31/19	$10,317	$10,277
4/30/19	$10,350	$10,247
5/31/19	$10,378	$10,385
6/30/19	$10,563	$10,616
7/31/19	$10,477	$10,586
8/31/19	$10,501	$10,801
9/30/19	$10,463	$10,692
10/31/19	$10,574	$10,763
11/30/19	$10,501	$10,681
12/31/19	$10,713	$10,743
1/31/20	$10,743	$10,881
2/29/20	$10,666	$10,954
3/31/20	$10,080	$10,708
4/30/20	$10,354	$10,919
5/31/20	$10,567	$10,966
6/30/20	$10,742	$11,064
7/31/20	$11,113	$11,417
8/31/20	$11,302	$11,399
9/30/20	$11,200	$11,358
10/31/20	$11,242	$11,369
11/30/20	$11,532	$11,576
12/31/20	$11,814	$11,731
1/31/21	$11,784	$11,628
2/28/21	$11,687	$11,428
3/31/21	$11,524	$11,208
4/30/21	$11,682	$11,350
5/31/21	$11,771	$11,456
6/30/21	$11,585	$11,355
7/31/21	$11,630	$11,506
8/31/21	$11,602	$11,458
9/30/21	$11,489	$11,255
10/31/21	$11,385	$11,228
11/30/21	$11,291	$11,195
12/31/21	$11,340	$11,179
1/31/22	$11,238	$10,950
2/28/22	$11,135	$10,820
3/31/22	$10,899	$10,490
4/30/22	$10,403	$9,916
5/31/22	$10,449	$9,943
6/30/22	$10,101	$9,624
7/31/22	$10,201	$9,828
8/31/22	$9,940	$9,440
9/30/22	$9,518	$8,955
10/31/22	$9,476	$8,894
11/30/22	$9,978	$9,312
12/31/22	$10,107	$9,363
1/31/23	$10,412	$9,670
2/28/23	$10,095	$9,349
3/31/23	$10,298	$9,644
4/30/23	$10,360	$9,687
5/31/23	$10,156	$9,497
6/30/23	$10,153	$9,497
7/31/23	$10,260	$9,562
8/31/23	$10,105	$9,432
9/30/23	$9,884	$9,156
10/31/23	$9,762	$9,047
11/30/23	$10,213	$9,503
12/31/23	$10,655	$9,898
1/31/24	$10,506	$9,761
2/29/24	$10,417	$9,639
3/31/24	$10,527	$9,692
4/30/24	$10,317	$9,447
5/31/24	$10,512	$9,571
6/30/24	$10,491	$9,585

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.32%	(0.14%)	0.48%
Bloomberg Global Aggregate (USD Unhedged) Index	0.93%	(2.02%)	(0.42%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$127,521
# of Portfolio Holdings	974
Portfolio Turnover Rate	341%
Total Net Advisory Fees Paid During the Reporting Period	$153
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	77.4%
Japan	11.0%
Cayman Islands	4.7%
Luxembourg	4.3%
United Kingdom	3.6%
France	2.9%
Ireland	2.7%
Italy	2.0%
Denmark	1.7%
Germany	1.6%
Supranational	1.5%
South Korea	1.5%
Canada	1.5%
Switzerland	1.2%
Other Countries	7.8%
Other Investments	(0.2%)
Other Assets and Liabilities, Net	(25.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1876SARTSR_063024

Administrative Class

PIMCO Global Core Bond (Hedged) Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Core Bond (Hedged) Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$55	1.11%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly non-agency mortgage-backed securities and high-quality collateralized loan obligations, contributed to relative performance, as spreads tightened.

• Selection across the coupon stack within agency mortgage-backed securities contributed to relative performance, as higher coupons outperformed lower coupons.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate (USD Hedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,869	$10,022
8/31/14	$9,896	$10,144
9/30/14	$9,575	$10,114
10/31/14	$9,589	$10,187
11/30/14	$9,496	$10,283
12/31/14	$9,287	$10,336
1/31/15	$9,258	$10,529
2/28/15	$9,277	$10,467
3/31/15	$9,132	$10,527
4/30/15	$9,270	$10,468
5/31/15	$9,094	$10,425
6/30/15	$9,034	$10,296
7/31/15	$8,976	$10,398
8/31/15	$8,863	$10,370
9/30/15	$8,775	$10,431
10/31/15	$8,920	$10,465
11/30/15	$8,915	$10,470
12/31/15	$8,819	$10,441
1/31/16	$8,836	$10,594
2/29/16	$8,811	$10,696
3/31/16	$9,056	$10,784
4/30/16	$9,131	$10,802
5/31/16	$9,041	$10,848
6/30/16	$9,262	$11,055
7/31/16	$9,405	$11,121
8/31/16	$9,452	$11,115
9/30/16	$9,515	$11,114
10/31/16	$9,489	$11,006
11/30/16	$9,357	$10,824
12/31/16	$9,417	$10,854
1/31/17	$9,404	$10,814
2/28/17	$9,533	$10,907
3/31/17	$9,524	$10,902
4/30/17	$9,574	$10,976
5/31/17	$9,636	$11,040
6/30/17	$9,606	$11,009
7/31/17	$9,658	$11,045
8/31/17	$9,773	$11,146
9/30/17	$9,762	$11,094
10/31/17	$9,804	$11,141
11/30/17	$9,817	$11,158
12/31/17	$9,821	$11,183
1/31/18	$9,812	$11,103
2/28/18	$9,773	$11,078
3/31/18	$9,848	$11,170
4/30/18	$9,818	$11,129
5/31/18	$9,841	$11,170
6/30/18	$9,866	$11,191
7/31/18	$9,892	$11,194
8/31/18	$9,908	$11,229
9/30/18	$9,878	$11,186
10/31/18	$9,850	$11,164
11/30/18	$9,845	$11,218
12/31/18	$9,924	$11,380
1/31/19	$10,054	$11,501
2/28/19	$10,079	$11,515
3/31/19	$10,225	$11,721
4/30/19	$10,256	$11,728
5/31/19	$10,386	$11,897
6/30/19	$10,525	$12,064
7/31/19	$10,599	$12,158
8/31/19	$10,780	$12,434
9/30/19	$10,723	$12,377
10/31/19	$10,717	$12,355
11/30/19	$10,685	$12,341
12/31/19	$10,706	$12,315
1/31/20	$10,897	$12,538
2/29/20	$10,969	$12,691
3/31/20	$10,608	$12,494
4/30/20	$10,842	$12,696
5/31/20	$10,955	$12,732
6/30/20	$11,067	$12,795
7/31/20	$11,253	$12,935
8/31/20	$11,280	$12,841
9/30/20	$11,330	$12,888
10/31/20	$11,358	$12,889
11/30/20	$11,476	$12,963
12/31/20	$11,574	$13,003
1/31/21	$11,540	$12,933
2/28/21	$11,393	$12,732
3/31/21	$11,351	$12,682
4/30/21	$11,403	$12,715
5/31/21	$11,417	$12,743
6/30/21	$11,442	$12,805
7/31/21	$11,559	$12,964
8/31/21	$11,547	$12,938
9/30/21	$11,441	$12,816
10/31/21	$11,381	$12,783
11/30/21	$11,415	$12,874
12/31/21	$11,398	$12,822
1/31/22	$11,256	$12,620
2/28/22	$11,091	$12,452
3/31/22	$10,879	$12,184
4/30/22	$10,560	$11,857
5/31/22	$10,526	$11,840
6/30/22	$10,294	$11,661
7/31/22	$10,561	$11,958
8/31/22	$10,313	$11,645
9/30/22	$9,928	$11,272
10/31/22	$9,903	$11,233
11/30/22	$10,171	$11,519
12/31/22	$10,083	$11,383
1/31/23	$10,364	$11,645
2/28/23	$10,210	$11,460
3/31/23	$10,352	$11,714
4/30/23	$10,405	$11,774
5/31/23	$10,351	$11,728
6/30/23	$10,350	$11,721
7/31/23	$10,394	$11,725
8/31/23	$10,370	$11,710
9/30/23	$10,233	$11,508
10/31/23	$10,131	$11,426
11/30/23	$10,508	$11,819
12/31/23	$10,887	$12,197
1/31/24	$10,867	$12,173
2/29/24	$10,800	$12,089
3/31/24	$10,955	$12,198
4/30/24	$10,778	$12,002
5/31/24	$10,893	$12,108
6/30/24	$10,966	$12,213

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.95%	0.82%	0.93%
Bloomberg Global Aggregate (USD Hedged) Index	4.20%	0.25%	2.02%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$86,381
# of Portfolio Holdings	849
Portfolio Turnover Rate	303%
Total Net Advisory Fees Paid During the Reporting Period	$111
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	79.0%
United Kingdom	6.4%
Cayman Islands	5.1%
Japan	5.0%
South Korea	3.5%
Canada	2.8%
Denmark	2.6%
Ireland	2.4%
France	1.9%
Italy	1.7%
Switzerland	1.4%
Netherlands	1.3%
Malaysia	1.2%
Other Countries	8.8%
Other Investments	2.1%
Other Assets and Liabilities, Net	(25.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Global Core Bond (Hedged) Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2005SARTSR_063024

Administrative Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$24	0.47%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to equities and fixed income contributed to absolute performance, as equity-focused Underlying PIMCO Funds, S&P 500

    Index futures and bond-focused Underlying PIMCO Funds posted positive returns.

• Active management in Underlying PIMCO Funds contributed to performance, as the majority of these funds outperformed.

• The Portfolio’s volatility management strategy, implemented using S&P 500 Index futures, contributed to performance, due to overweight exposure to equities.

• Overweight exposure to emerging markets stocks through an Underlying PIMCO Fund detracted from relative performance, as emerging markets stocks underperformed developed markets.

• Overweight exposure to value stocks through certain Underlying PIMCO Funds detracted from relative performance, as value stocks underperformed the broader market.

• Put options on the S&P 500 Index, used for tail risk hedging, detracted from performance, as the S&P 500 Index posted positive returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	MSCI World Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,881	$9,840	$9,894	$9,975
8/31/14	$10,128	$10,057	$10,069	$10,085
9/30/14	$9,882	$9,784	$9,877	$10,017
10/31/14	$10,019	$9,848	$9,955	$10,115
11/30/14	$10,166	$10,045	$10,103	$10,187
12/31/14	$10,025	$9,883	$10,009	$10,196
1/31/15	$9,900	$9,704	$9,984	$10,410
2/28/15	$10,255	$10,272	$10,297	$10,312
3/31/15	$10,134	$10,112	$10,220	$10,360
4/30/15	$10,259	$10,349	$10,349	$10,323
5/31/15	$10,259	$10,384	$10,360	$10,298
6/30/15	$10,019	$10,143	$10,170	$10,186
7/31/15	$10,076	$10,325	$10,308	$10,257
8/31/15	$9,575	$9,642	$9,893	$10,242
9/30/15	$9,271	$9,286	$9,701	$10,311
10/31/15	$9,727	$10,022	$10,163	$10,313
11/30/15	$9,698	$9,972	$10,122	$10,286
12/31/15	$9,467	$9,797	$10,002	$10,252
1/31/16	$9,114	$9,211	$9,698	$10,393
2/29/16	$9,010	$9,142	$9,682	$10,467
3/31/16	$9,462	$9,763	$10,112	$10,563
4/30/16	$9,617	$9,917	$10,223	$10,604
5/31/16	$9,628	$9,973	$10,259	$10,607
6/30/16	$9,638	$9,861	$10,264	$10,797
7/31/16	$9,940	$10,278	$10,550	$10,865
8/31/16	$9,982	$10,286	$10,550	$10,853
9/30/16	$10,013	$10,341	$10,581	$10,847
10/31/16	$9,908	$10,141	$10,426	$10,764
11/30/16	$9,961	$10,287	$10,417	$10,509
12/31/16	$10,206	$10,533	$10,573	$10,524
1/31/17	$10,375	$10,787	$10,734	$10,544
2/28/17	$10,639	$11,086	$10,942	$10,615
3/31/17	$10,682	$11,204	$11,009	$10,610
4/30/17	$10,809	$11,370	$11,141	$10,692
5/31/17	$10,947	$11,611	$11,317	$10,774
6/30/17	$10,990	$11,655	$11,338	$10,763
7/31/17	$11,171	$11,934	$11,521	$10,809
8/31/17	$11,256	$11,951	$11,572	$10,906
9/30/17	$11,426	$12,219	$11,706	$10,854
10/31/17	$11,619	$12,450	$11,841	$10,861
11/30/17	$11,802	$12,720	$11,989	$10,847
12/31/17	$11,927	$12,892	$12,108	$10,897
1/31/18	$12,373	$13,573	$12,436	$10,771
2/28/18	$11,927	$13,010	$12,080	$10,669
3/31/18	$11,757	$12,727	$11,953	$10,737
4/30/18	$11,779	$12,873	$12,000	$10,658
5/31/18	$11,845	$12,954	$12,079	$10,734
6/30/18	$11,826	$12,948	$12,070	$10,720
7/31/18	$12,100	$13,352	$12,297	$10,723
8/31/18	$12,199	$13,517	$12,420	$10,792
9/30/18	$12,236	$13,592	$12,429	$10,722
10/31/18	$11,532	$12,594	$11,842	$10,638
11/30/18	$11,554	$12,737	$11,951	$10,701
12/31/18	$10,861	$11,769	$11,494	$10,898
1/31/19	$11,519	$12,685	$12,079	$11,014
2/28/19	$11,768	$13,066	$12,295	$11,007
3/31/19	$11,930	$13,238	$12,486	$11,219
4/30/19	$12,261	$13,707	$12,753	$11,221
5/31/19	$11,748	$12,916	$12,402	$11,421
6/30/19	$12,400	$13,767	$12,954	$11,564
7/31/19	$12,468	$13,835	$13,004	$11,589
8/31/19	$12,206	$13,552	$12,980	$11,890
9/30/19	$12,388	$13,841	$13,118	$11,826
10/31/19	$12,630	$14,193	$13,334	$11,862
11/30/19	$12,883	$14,588	$13,554	$11,856
12/31/19	$13,220	$15,025	$13,794	$11,848
1/31/20	$13,196	$14,934	$13,850	$12,076
2/29/20	$12,673	$13,672	$13,247	$12,293
3/31/20	$11,553	$11,862	$12,164	$12,221
4/30/20	$11,904	$13,158	$13,048	$12,438
5/31/20	$12,103	$13,794	$13,450	$12,496
6/30/20	$12,352	$14,159	$13,697	$12,575
7/31/20	$12,581	$14,836	$14,172	$12,762
8/31/20	$12,886	$15,827	$14,695	$12,659
9/30/20	$12,716	$15,281	$14,387	$12,652
10/31/20	$12,639	$14,813	$14,097	$12,596
11/30/20	$13,398	$16,706	$15,234	$12,720
12/31/20	$13,768	$17,415	$15,630	$12,737
1/31/21	$13,820	$17,242	$15,492	$12,646
2/28/21	$13,937	$17,683	$15,640	$12,463
3/31/21	$14,061	$18,272	$15,874	$12,308
4/30/21	$14,442	$19,122	$16,368	$12,405
5/31/21	$14,639	$19,398	$16,531	$12,445
6/30/21	$14,780	$19,687	$16,725	$12,533
7/31/21	$14,861	$20,039	$16,980	$12,673
8/31/21	$15,022	$20,538	$17,220	$12,649
9/30/21	$14,525	$19,685	$16,732	$12,539
10/31/21	$14,874	$20,800	$17,298	$12,536
11/30/21	$14,646	$20,345	$17,091	$12,573
12/31/21	$14,952	$21,214	$17,512	$12,541
1/31/22	$14,342	$20,092	$16,805	$12,271
2/28/22	$13,990	$19,584	$16,475	$12,134
3/31/22	$13,940	$20,121	$16,563	$11,797
4/30/22	$13,211	$18,450	$15,486	$11,349
5/31/22	$13,266	$18,463	$15,533	$11,422
6/30/22	$12,464	$16,864	$14,629	$11,243
7/31/22	$13,003	$18,203	$15,468	$11,518
8/31/22	$12,664	$17,442	$14,906	$11,192
9/30/22	$11,822	$15,821	$13,817	$10,709
10/31/22	$12,102	$16,957	$14,340	$10,570
11/30/22	$12,723	$18,136	$15,150	$10,959
12/31/22	$12,476	$17,366	$14,736	$10,909
1/31/23	$13,085	$18,594	$15,543	$11,245
2/28/23	$12,801	$18,147	$15,158	$10,954
3/31/23	$12,948	$18,708	$15,593	$11,232
4/30/23	$13,091	$19,036	$15,795	$11,300
5/31/23	$12,927	$18,846	$15,632	$11,177
6/30/23	$13,439	$19,986	$16,177	$11,137
7/31/23	$13,849	$20,657	$16,498	$11,130
8/31/23	$13,480	$20,164	$16,220	$11,059
9/30/23	$12,979	$19,294	$15,635	$10,778
10/31/23	$12,649	$18,734	$15,264	$10,607
11/30/23	$13,495	$20,490	$16,399	$11,088
12/31/23	$14,181	$21,496	$17,133	$11,512
1/31/24	$14,243	$21,754	$17,238	$11,481
2/29/24	$14,577	$22,677	$17,579	$11,318
3/31/24	$14,958	$23,405	$17,983	$11,423
4/30/24	$14,513	$22,536	$17,400	$11,134
5/31/24	$15,043	$23,542	$17,985	$11,323
6/30/24	$15,242	$24,021	$18,272	$11,430

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	13.41%	4.21%	4.30%
MSCI World Index	20.19%	11.78%	9.16%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	12.95%	7.12%	6.21%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$185,442
# of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	90.6%
Short-Term Instruments	7.3%
Other Investments	0.4%
Other Assets and Liabilities, Net	1.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Short-Term Fund	15.1%
PIMCO Total Return Fund IV	15.1%
PIMCO StocksPLUS® International Fund (Unhedged)	10.1%
PIMCO RAE PLUS EMG Fund	5.1%
PIMCO RAE PLUS Small Fund	5.1%
PIMCO Income Fund	5.1%
PIMCO RAE International Fund	5.0%
PIMCO Real Return Fund	5.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5.0%

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2061SARTSR_063024

Advisor Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Diversified Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$29	0.57%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Exposure to equities and fixed income contributed to absolute performance, as equity-focused Underlying PIMCO Funds, S&P 500

    Index futures and bond-focused Underlying PIMCO Funds posted positive returns.

• Active management in Underlying PIMCO Funds contributed to performance, as the majority of these funds outperformed.

• The Portfolio’s volatility management strategy, implemented using S&P 500 Index futures, contributed to performance, due to overweight exposure to equities.

• Overweight exposure to emerging markets stocks through an Underlying PIMCO Fund detracted from relative performance, as emerging markets stocks underperformed developed markets.

• Overweight exposure to value stocks through certain Underlying PIMCO Funds detracted from relative performance, as value stocks underperformed the broader market.

• Put options on the S&P 500 Index, used for tail risk hedging, detracted from performance, as the S&P 500 Index posted positive returns.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	MSCI World Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,881	$9,840	$9,894	$9,975
8/31/14	$10,128	$10,057	$10,069	$10,085
9/30/14	$9,881	$9,784	$9,877	$10,017
10/31/14	$10,018	$9,848	$9,955	$10,115
11/30/14	$10,165	$10,045	$10,103	$10,187
12/31/14	$10,014	$9,883	$10,009	$10,196
1/31/15	$9,898	$9,704	$9,984	$10,410
2/28/15	$10,255	$10,272	$10,297	$10,312
3/31/15	$10,122	$10,112	$10,220	$10,360
4/30/15	$10,247	$10,349	$10,349	$10,323
5/31/15	$10,247	$10,384	$10,360	$10,298
6/30/15	$10,015	$10,143	$10,170	$10,186
7/31/15	$10,063	$10,325	$10,308	$10,257
8/31/15	$9,569	$9,642	$9,893	$10,242
9/30/15	$9,263	$9,286	$9,701	$10,311
10/31/15	$9,721	$10,022	$10,163	$10,313
11/30/15	$9,682	$9,972	$10,122	$10,286
12/31/15	$9,458	$9,797	$10,002	$10,252
1/31/16	$9,094	$9,211	$9,698	$10,393
2/29/16	$9,000	$9,142	$9,682	$10,467
3/31/16	$9,451	$9,763	$10,112	$10,563
4/30/16	$9,597	$9,917	$10,223	$10,604
5/31/16	$9,618	$9,973	$10,259	$10,607
6/30/16	$9,627	$9,861	$10,264	$10,797
7/31/16	$9,919	$10,278	$10,550	$10,865
8/31/16	$9,961	$10,286	$10,550	$10,853
9/30/16	$10,000	$10,341	$10,581	$10,847
10/31/16	$9,885	$10,141	$10,426	$10,764
11/30/16	$9,937	$10,287	$10,417	$10,509
12/31/16	$10,180	$10,533	$10,573	$10,524
1/31/17	$10,350	$10,787	$10,734	$10,544
2/28/17	$10,614	$11,086	$10,942	$10,615
3/31/17	$10,656	$11,204	$11,009	$10,610
4/30/17	$10,773	$11,370	$11,141	$10,692
5/31/17	$10,921	$11,611	$11,317	$10,774
6/30/17	$10,951	$11,655	$11,338	$10,763
7/31/17	$11,144	$11,934	$11,521	$10,809
8/31/17	$11,218	$11,951	$11,572	$10,906
9/30/17	$11,396	$12,219	$11,706	$10,854
10/31/17	$11,590	$12,450	$11,841	$10,861
11/30/17	$11,773	$12,720	$11,989	$10,847
12/31/17	$11,896	$12,892	$12,108	$10,897
1/31/18	$12,332	$13,573	$12,436	$10,771
2/28/18	$11,885	$13,010	$12,080	$10,669
3/31/18	$11,713	$12,727	$11,953	$10,737
4/30/18	$11,745	$12,873	$12,000	$10,658
5/31/18	$11,800	$12,954	$12,079	$10,734
6/30/18	$11,779	$12,948	$12,070	$10,720
7/31/18	$12,054	$13,352	$12,297	$10,723
8/31/18	$12,153	$13,517	$12,420	$10,792
9/30/18	$12,187	$13,592	$12,429	$10,722
10/31/18	$11,482	$12,594	$11,842	$10,638
11/30/18	$11,504	$12,737	$11,951	$10,701
12/31/18	$10,818	$11,769	$11,494	$10,898
1/31/19	$11,477	$12,685	$12,079	$11,014
2/28/19	$11,715	$13,066	$12,295	$11,007
3/31/19	$11,875	$13,238	$12,486	$11,219
4/30/19	$12,206	$13,707	$12,753	$11,221
5/31/19	$11,693	$12,916	$12,402	$11,421
6/30/19	$12,342	$13,767	$12,954	$11,564
7/31/19	$12,411	$13,835	$13,004	$11,589
8/31/19	$12,148	$13,552	$12,980	$11,890
9/30/19	$12,327	$13,841	$13,118	$11,826
10/31/19	$12,570	$14,193	$13,334	$11,862
11/30/19	$12,823	$14,588	$13,554	$11,856
12/31/19	$13,157	$15,025	$13,794	$11,848
1/31/20	$13,133	$14,934	$13,850	$12,076
2/29/20	$12,609	$13,672	$13,247	$12,293
3/31/20	$11,487	$11,862	$12,164	$12,221
4/30/20	$11,838	$13,158	$13,048	$12,438
5/31/20	$12,037	$13,794	$13,450	$12,496
6/30/20	$12,284	$14,159	$13,697	$12,575
7/31/20	$12,500	$14,836	$14,172	$12,762
8/31/20	$12,806	$15,827	$14,695	$12,659
9/30/20	$12,633	$15,281	$14,387	$12,652
10/31/20	$12,556	$14,813	$14,097	$12,596
11/30/20	$13,315	$16,706	$15,234	$12,720
12/31/20	$13,682	$17,415	$15,630	$12,737
1/31/21	$13,734	$17,242	$15,492	$12,646
2/28/21	$13,850	$17,683	$15,640	$12,463
3/31/21	$13,972	$18,272	$15,874	$12,308
4/30/21	$14,340	$19,122	$16,368	$12,405
5/31/21	$14,537	$19,398	$16,531	$12,445
6/30/21	$14,689	$19,687	$16,725	$12,533
7/31/21	$14,756	$20,039	$16,980	$12,673
8/31/21	$14,917	$20,538	$17,220	$12,649
9/30/21	$14,428	$19,685	$16,732	$12,539
10/31/21	$14,768	$20,800	$17,298	$12,536
11/30/21	$14,541	$20,345	$17,091	$12,573
12/31/21	$14,847	$21,214	$17,512	$12,541
1/31/22	$14,245	$20,092	$16,805	$12,271
2/28/22	$13,902	$19,584	$16,475	$12,134
3/31/22	$13,847	$20,121	$16,563	$11,797
4/30/22	$13,121	$18,450	$15,486	$11,349
5/31/22	$13,164	$18,463	$15,533	$11,422
6/30/22	$12,367	$16,864	$14,629	$11,243
7/31/22	$12,911	$18,203	$15,468	$11,518
8/31/22	$12,584	$17,442	$14,906	$11,192
9/30/22	$11,756	$15,821	$13,817	$10,709
10/31/22	$12,018	$16,957	$14,340	$10,570
11/30/22	$12,630	$18,136	$15,150	$10,959
12/31/22	$12,381	$17,366	$14,736	$10,909
1/31/23	$12,979	$18,594	$15,543	$11,245
2/28/23	$12,713	$18,147	$15,158	$10,954
3/31/23	$12,852	$18,708	$15,593	$11,232
4/30/23	$12,986	$19,036	$15,795	$11,300
5/31/23	$12,830	$18,846	$15,632	$11,177
6/30/23	$13,345	$19,986	$16,177	$11,137
7/31/23	$13,748	$20,657	$16,498	$11,130
8/31/23	$13,389	$20,164	$16,220	$11,059
9/30/23	$12,890	$19,294	$15,635	$10,778
10/31/23	$12,551	$18,734	$15,264	$10,607
11/30/23	$13,409	$20,490	$16,399	$11,088
12/31/23	$14,070	$21,496	$17,133	$11,512
1/31/24	$14,162	$21,754	$17,238	$11,481
2/29/24	$14,482	$22,677	$17,579	$11,318
3/31/24	$14,877	$23,405	$17,983	$11,423
4/30/24	$14,435	$22,536	$17,400	$11,134
5/31/24	$14,970	$23,542	$17,985	$11,323
6/30/24	$15,142	$24,021	$18,272	$11,430

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	13.47%	4.17%	4.24%
MSCI World Index	20.19%	11.78%	9.16%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	12.95%	7.12%	6.21%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$185,442
# of Portfolio Holdings	20
Portfolio Turnover Rate	5%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	90.6%
Short-Term Instruments	7.3%
Other Investments	0.4%
Other Assets and Liabilities, Net	1.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Top Holdings (% of Net Assets)

PIMCO Short-Term Fund	15.1%
PIMCO Total Return Fund IV	15.1%
PIMCO StocksPLUS® International Fund (Unhedged)	10.1%
PIMCO RAE PLUS EMG Fund	5.1%
PIMCO RAE PLUS Small Fund	5.1%
PIMCO Income Fund	5.1%
PIMCO RAE International Fund	5.0%
PIMCO Real Return Fund	5.0%
PIMCO Investment Grade Credit Bond Fund	5.0%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5.0%

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO Global Diversified Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2082SARTSR_063024

Administrative Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$60	1.17%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to Japanese equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from performance, as U.S. yields rose.

• Long exposure to the Japanese yen detracted from returns, as the yen depreciated against the U.S. dollar.

• Long exposure to U.S. agency mortgage-backed securities detracted from returns, as U.S. yields rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	MSCI World Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,933	$9,840	$9,894	$9,975
8/31/14	$10,101	$10,057	$10,069	$10,085
9/30/14	$9,815	$9,784	$9,877	$10,017
10/31/14	$9,882	$9,848	$9,955	$10,115
11/30/14	$10,042	$10,045	$10,103	$10,187
12/31/14	$9,871	$9,883	$10,009	$10,196
1/31/15	$9,990	$9,704	$9,984	$10,410
2/28/15	$10,366	$10,272	$10,297	$10,312
3/31/15	$10,315	$10,112	$10,220	$10,360
4/30/15	$10,511	$10,349	$10,349	$10,323
5/31/15	$10,503	$10,384	$10,360	$10,298
6/30/15	$10,289	$10,143	$10,170	$10,186
7/31/15	$10,400	$10,325	$10,308	$10,257
8/31/15	$9,862	$9,642	$9,893	$10,242
9/30/15	$9,555	$9,286	$9,701	$10,311
10/31/15	$10,050	$10,022	$10,163	$10,313
11/30/15	$10,007	$9,972	$10,122	$10,286
12/31/15	$9,857	$9,797	$10,002	$10,252
1/31/16	$9,387	$9,211	$9,698	$10,393
2/29/16	$9,169	$9,142	$9,682	$10,467
3/31/16	$9,674	$9,763	$10,112	$10,563
4/30/16	$9,822	$9,917	$10,223	$10,604
5/31/16	$9,857	$9,973	$10,259	$10,607
6/30/16	$9,797	$9,861	$10,264	$10,797
7/31/16	$10,131	$10,278	$10,550	$10,865
8/31/16	$10,166	$10,286	$10,550	$10,853
9/30/16	$10,189	$10,341	$10,581	$10,847
10/31/16	$10,101	$10,141	$10,426	$10,764
11/30/16	$10,056	$10,287	$10,417	$10,509
12/31/16	$10,255	$10,533	$10,573	$10,524
1/31/17	$10,424	$10,787	$10,734	$10,544
2/28/17	$10,612	$11,086	$10,942	$10,615
3/31/17	$10,708	$11,204	$11,009	$10,610
4/30/17	$10,843	$11,370	$11,141	$10,692
5/31/17	$10,986	$11,611	$11,317	$10,774
6/30/17	$11,013	$11,655	$11,338	$10,763
7/31/17	$11,157	$11,934	$11,521	$10,809
8/31/17	$11,193	$11,951	$11,572	$10,906
9/30/17	$11,359	$12,219	$11,706	$10,854
10/31/17	$11,486	$12,450	$11,841	$10,861
11/30/17	$11,622	$12,720	$11,989	$10,847
12/31/17	$11,699	$12,892	$12,108	$10,897
1/31/18	$12,036	$13,573	$12,436	$10,771
2/28/18	$11,608	$13,010	$12,080	$10,669
3/31/18	$11,519	$12,727	$11,953	$10,737
4/30/18	$11,601	$12,873	$12,000	$10,658
5/31/18	$11,638	$12,954	$12,079	$10,734
6/30/18	$11,627	$12,948	$12,070	$10,720
7/31/18	$11,857	$13,352	$12,297	$10,723
8/31/18	$11,894	$13,517	$12,420	$10,792
9/30/18	$11,960	$13,592	$12,429	$10,722
10/31/18	$11,397	$12,594	$11,842	$10,638
11/30/18	$11,452	$12,737	$11,951	$10,701
12/31/18	$11,061	$11,769	$11,494	$10,898
1/31/19	$11,647	$12,685	$12,079	$11,014
2/28/19	$11,839	$13,066	$12,295	$11,007
3/31/19	$12,011	$13,238	$12,486	$11,219
4/30/19	$12,244	$13,707	$12,753	$11,221
5/31/19	$11,889	$12,916	$12,402	$11,421
6/30/19	$12,288	$13,767	$12,954	$11,564
7/31/19	$12,328	$13,835	$13,004	$11,589
8/31/19	$12,166	$13,552	$12,980	$11,890
9/30/19	$12,304	$13,841	$13,118	$11,826
10/31/19	$12,500	$14,193	$13,334	$11,862
11/30/19	$12,696	$14,588	$13,554	$11,856
12/31/19	$12,948	$15,025	$13,794	$11,848
1/31/20	$12,989	$14,934	$13,850	$12,076
2/29/20	$12,276	$13,672	$13,247	$12,293
3/31/20	$11,137	$11,862	$12,164	$12,221
4/30/20	$12,086	$13,158	$13,048	$12,438
5/31/20	$12,598	$13,794	$13,450	$12,496
6/30/20	$12,895	$14,159	$13,697	$12,575
7/31/20	$13,426	$14,836	$14,172	$12,762
8/31/20	$14,003	$15,827	$14,695	$12,659
9/30/20	$13,674	$15,281	$14,387	$12,652
10/31/20	$13,343	$14,813	$14,097	$12,596
11/30/20	$14,600	$16,706	$15,234	$12,720
12/31/20	$15,127	$17,415	$15,630	$12,737
1/31/21	$14,955	$17,242	$15,492	$12,646
2/28/21	$15,162	$17,683	$15,640	$12,463
3/31/21	$15,389	$18,272	$15,874	$12,308
4/30/21	$15,889	$19,122	$16,368	$12,405
5/31/21	$16,110	$19,398	$16,531	$12,445
6/30/21	$16,243	$19,687	$16,725	$12,533
7/31/21	$16,440	$20,039	$16,980	$12,673
8/31/21	$16,703	$20,538	$17,220	$12,649
9/30/21	$16,243	$19,685	$16,732	$12,539
10/31/21	$16,690	$20,800	$17,298	$12,536
11/30/21	$16,519	$20,345	$17,091	$12,573
12/31/21	$17,038	$21,214	$17,512	$12,541
1/31/22	$16,249	$20,092	$16,805	$12,271
2/28/22	$15,775	$19,584	$16,475	$12,134
3/31/22	$15,884	$20,121	$16,563	$11,797
4/30/22	$14,775	$18,450	$15,486	$11,349
5/31/22	$14,828	$18,463	$15,533	$11,422
6/30/22	$13,765	$16,864	$14,629	$11,243
7/31/22	$14,609	$18,203	$15,468	$11,518
8/31/22	$14,138	$17,442	$14,906	$11,192
9/30/22	$13,132	$15,821	$13,817	$10,709
10/31/22	$13,570	$16,957	$14,340	$10,570
11/30/22	$14,317	$18,136	$15,150	$10,959
12/31/22	$13,910	$17,366	$14,736	$10,909
1/31/23	$14,633	$18,594	$15,543	$11,245
2/28/23	$14,156	$18,147	$15,158	$10,954
3/31/23	$14,480	$18,708	$15,593	$11,232
4/30/23	$14,628	$19,036	$15,795	$11,300
5/31/23	$14,414	$18,846	$15,632	$11,177
6/30/23	$14,907	$19,986	$16,177	$11,137
7/31/23	$15,253	$20,657	$16,498	$11,130
8/31/23	$14,924	$20,164	$16,220	$11,059
9/30/23	$14,303	$19,294	$15,635	$10,778
10/31/23	$13,854	$18,734	$15,264	$10,607
11/30/23	$14,985	$20,490	$16,399	$11,088
12/31/23	$15,721	$21,496	$17,133	$11,512
1/31/24	$15,839	$21,754	$17,238	$11,481
2/29/24	$16,141	$22,677	$17,579	$11,318
3/31/24	$16,595	$23,405	$17,983	$11,423
4/30/24	$15,918	$22,536	$17,400	$11,134
5/31/24	$16,561	$23,542	$17,985	$11,323
6/30/24	$16,818	$24,021	$18,272	$11,430

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	12.82%	6.48%	5.34%
MSCI World Index	20.19%	11.78%	9.16%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	12.95%	7.12%	6.21%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$307,236
# of Portfolio Holdings	601
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$1,324
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	48.4%
U.S. Government Agencies	19.7%
Asset-Backed Securities	11.4%
Sovereign Issues	6.0%
U.S. Treasury Obligations	5.2%
Common Stocks	2.3%
Corporate Bonds & Notes	1.4%
Non-Agency Mortgage-Backed Securities	0.8%
Convertible Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Preferred Securities	0.1%
Short-Term Investments	31.1%
Other Investments	1.4%
Other Assets and Liabilities, Net	(28.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1971SARTSR_063024

Advisor Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	1.27%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to Japanese equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from performance, as U.S. yields rose.

• Long exposure to the Japanese yen detracted from returns, as the yen depreciated against the U.S. dollar.

• Long exposure to U.S. agency mortgage-backed securities detracted from returns, as U.S. yields rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	MSCI World Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,925	$9,840	$9,894	$9,975
8/31/14	$10,100	$10,057	$10,069	$10,085
9/30/14	$9,814	$9,784	$9,877	$10,017
10/31/14	$9,881	$9,848	$9,955	$10,115
11/30/14	$10,040	$10,045	$10,103	$10,187
12/31/14	$9,866	$9,883	$10,009	$10,196
1/31/15	$9,976	$9,704	$9,984	$10,410
2/28/15	$10,359	$10,272	$10,297	$10,312
3/31/15	$10,308	$10,112	$10,220	$10,360
4/30/15	$10,503	$10,349	$10,349	$10,323
5/31/15	$10,486	$10,384	$10,360	$10,298
6/30/15	$10,274	$10,143	$10,170	$10,186
7/31/15	$10,384	$10,325	$10,308	$10,257
8/31/15	$9,840	$9,642	$9,893	$10,242
9/30/15	$9,543	$9,286	$9,701	$10,311
10/31/15	$10,036	$10,022	$10,163	$10,313
11/30/15	$9,993	$9,972	$10,122	$10,286
12/31/15	$9,840	$9,797	$10,002	$10,252
1/31/16	$9,373	$9,211	$9,698	$10,393
2/29/16	$9,157	$9,142	$9,682	$10,467
3/31/16	$9,659	$9,763	$10,112	$10,563
4/30/16	$9,797	$9,917	$10,223	$10,604
5/31/16	$9,840	$9,973	$10,259	$10,607
6/30/16	$9,768	$9,861	$10,264	$10,797
7/31/16	$10,108	$10,278	$10,550	$10,865
8/31/16	$10,143	$10,286	$10,550	$10,853
9/30/16	$10,164	$10,341	$10,581	$10,847
10/31/16	$10,076	$10,141	$10,426	$10,764
11/30/16	$10,023	$10,287	$10,417	$10,509
12/31/16	$10,226	$10,533	$10,573	$10,524
1/31/17	$10,394	$10,787	$10,734	$10,544
2/28/17	$10,580	$11,086	$10,942	$10,615
3/31/17	$10,683	$11,204	$11,009	$10,610
4/30/17	$10,808	$11,370	$11,141	$10,692
5/31/17	$10,950	$11,611	$11,317	$10,774
6/30/17	$10,977	$11,655	$11,338	$10,763
7/31/17	$11,120	$11,934	$11,521	$10,809
8/31/17	$11,156	$11,951	$11,572	$10,906
9/30/17	$11,324	$12,219	$11,706	$10,854
10/31/17	$11,440	$12,450	$11,841	$10,861
11/30/17	$11,584	$12,720	$11,989	$10,847
12/31/17	$11,657	$12,892	$12,108	$10,897
1/31/18	$11,983	$13,573	$12,436	$10,771
2/28/18	$11,558	$13,010	$12,080	$10,669
3/31/18	$11,467	$12,727	$11,953	$10,737
4/30/18	$11,558	$12,873	$12,000	$10,658
5/31/18	$11,586	$12,954	$12,079	$10,734
6/30/18	$11,580	$12,948	$12,070	$10,720
7/31/18	$11,809	$13,352	$12,297	$10,723
8/31/18	$11,836	$13,517	$12,420	$10,792
9/30/18	$11,899	$13,592	$12,429	$10,722
10/31/18	$11,340	$12,594	$11,842	$10,638
11/30/18	$11,404	$12,737	$11,951	$10,701
12/31/18	$11,003	$11,769	$11,494	$10,898
1/31/19	$11,594	$12,685	$12,079	$11,014
2/28/19	$11,774	$13,066	$12,295	$11,007
3/31/19	$11,952	$13,238	$12,486	$11,219
4/30/19	$12,183	$13,707	$12,753	$11,221
5/31/19	$11,822	$12,916	$12,402	$11,421
6/30/19	$12,223	$13,767	$12,954	$11,564
7/31/19	$12,253	$13,835	$13,004	$11,589
8/31/19	$12,102	$13,552	$12,980	$11,890
9/30/19	$12,236	$13,841	$13,118	$11,826
10/31/19	$12,430	$14,193	$13,334	$11,862
11/30/19	$12,624	$14,588	$13,554	$11,856
12/31/19	$12,869	$15,025	$13,794	$11,848
1/31/20	$12,920	$14,934	$13,850	$12,076
2/29/20	$12,205	$13,672	$13,247	$12,293
3/31/20	$11,076	$11,862	$12,164	$12,221
4/30/20	$12,014	$13,158	$13,048	$12,438
5/31/20	$12,521	$13,794	$13,450	$12,496
6/30/20	$12,811	$14,159	$13,697	$12,575
7/31/20	$13,347	$14,836	$14,172	$12,762
8/31/20	$13,905	$15,827	$14,695	$12,659
9/30/20	$13,577	$15,281	$14,387	$12,652
10/31/20	$13,250	$14,813	$14,097	$12,596
11/30/20	$14,503	$16,706	$15,234	$12,720
12/31/20	$15,020	$17,415	$15,630	$12,737
1/31/21	$14,850	$17,242	$15,492	$12,646
2/28/21	$15,054	$17,683	$15,640	$12,463
3/31/21	$15,287	$18,272	$15,874	$12,308
4/30/21	$15,769	$19,122	$16,368	$12,405
5/31/21	$15,999	$19,398	$16,531	$12,445
6/30/21	$16,115	$19,687	$16,725	$12,533
7/31/21	$16,323	$20,039	$16,980	$12,673
8/31/21	$16,582	$20,538	$17,220	$12,649
9/30/21	$16,115	$19,685	$16,732	$12,539
10/31/21	$16,556	$20,800	$17,298	$12,536
11/30/21	$16,388	$20,345	$17,091	$12,573
12/31/21	$16,913	$21,214	$17,512	$12,541
1/31/22	$16,119	$20,092	$16,805	$12,271
2/28/22	$15,637	$19,584	$16,475	$12,134
3/31/22	$15,755	$20,121	$16,563	$11,797
4/30/22	$14,658	$18,450	$15,486	$11,349
5/31/22	$14,710	$18,463	$15,533	$11,422
6/30/22	$13,656	$16,864	$14,629	$11,243
7/31/22	$14,491	$18,203	$15,468	$11,518
8/31/22	$14,009	$17,442	$14,906	$11,192
9/30/22	$13,014	$15,821	$13,817	$10,709
10/31/22	$13,448	$16,957	$14,340	$10,570
11/30/22	$14,186	$18,136	$15,150	$10,959
12/31/22	$13,801	$17,366	$14,736	$10,909
1/31/23	$14,515	$18,594	$15,543	$11,245
2/28/23	$14,028	$18,147	$15,158	$10,954
3/31/23	$14,345	$18,708	$15,593	$11,232
4/30/23	$14,508	$19,036	$15,795	$11,300
5/31/23	$14,281	$18,846	$15,632	$11,177
6/30/23	$14,767	$19,986	$16,177	$11,137
7/31/23	$15,108	$20,657	$16,498	$11,130
8/31/23	$14,784	$20,164	$16,220	$11,059
9/30/23	$14,179	$19,294	$15,635	$10,778
10/31/23	$13,736	$18,734	$15,264	$10,607
11/30/23	$14,835	$20,490	$16,399	$11,088
12/31/23	$15,575	$21,496	$17,133	$11,512
1/31/24	$15,691	$21,754	$17,238	$11,481
2/29/24	$15,989	$22,677	$17,579	$11,318
3/31/24	$16,433	$23,405	$17,983	$11,423
4/30/24	$15,765	$22,536	$17,400	$11,134
5/31/24	$16,400	$23,542	$17,985	$11,323
6/30/24	$16,649	$24,021	$18,272	$11,430

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	12.74%	6.38%	5.23%
MSCI World Index	20.19%	11.78%	9.16%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	12.95%	7.12%	6.21%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$307,236
# of Portfolio Holdings	601
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$1,324
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	48.4%
U.S. Government Agencies	19.7%
Asset-Backed Securities	11.4%
Sovereign Issues	6.0%
U.S. Treasury Obligations	5.2%
Common Stocks	2.3%
Corporate Bonds & Notes	1.4%
Non-Agency Mortgage-Backed Securities	0.8%
Convertible Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Preferred Securities	0.1%
Short-Term Investments	31.1%
Other Investments	1.4%
Other Assets and Liabilities, Net	(28.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1972SARTSR_063024

Institutional Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Global Managed Asset Allocation Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.02%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to U.S. equities contributed to returns, as prices rose.

• Long exposure to Japanese equities contributed to returns, as prices rose.

• Long exposure to eurozone equities contributed to returns, as prices rose.

• Long exposure to U.S. duration detracted from performance, as U.S. yields rose.

• Long exposure to the Japanese yen detracted from returns, as the yen depreciated against the U.S. dollar.

• Long exposure to U.S. agency mortgage-backed securities detracted from returns, as U.S. yields rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the MSCI World Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	MSCI World Index	60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000	$10,000	$10,000
7/31/14	$9,933	$9,840	$9,894	$9,975
8/31/14	$10,109	$10,057	$10,069	$10,085
9/30/14	$9,819	$9,784	$9,877	$10,017
10/31/14	$9,894	$9,848	$9,955	$10,115
11/30/14	$10,054	$10,045	$10,103	$10,187
12/31/14	$9,888	$9,883	$10,009	$10,196
1/31/15	$9,999	$9,704	$9,984	$10,410
2/28/15	$10,383	$10,272	$10,297	$10,312
3/31/15	$10,332	$10,112	$10,220	$10,360
4/30/15	$10,529	$10,349	$10,349	$10,323
5/31/15	$10,520	$10,384	$10,360	$10,298
6/30/15	$10,306	$10,143	$10,170	$10,186
7/31/15	$10,417	$10,325	$10,308	$10,257
8/31/15	$9,879	$9,642	$9,893	$10,242
9/30/15	$9,580	$9,286	$9,701	$10,311
10/31/15	$10,076	$10,022	$10,163	$10,313
11/30/15	$10,033	$9,972	$10,122	$10,286
12/31/15	$9,882	$9,797	$10,002	$10,252
1/31/16	$9,411	$9,211	$9,698	$10,393
2/29/16	$9,193	$9,142	$9,682	$10,467
3/31/16	$9,699	$9,763	$10,112	$10,563
4/30/16	$9,847	$9,917	$10,223	$10,604
5/31/16	$9,891	$9,973	$10,259	$10,607
6/30/16	$9,829	$9,861	$10,264	$10,797
7/31/16	$10,164	$10,278	$10,550	$10,865
8/31/16	$10,199	$10,286	$10,550	$10,853
9/30/16	$10,226	$10,341	$10,581	$10,847
10/31/16	$10,137	$10,141	$10,426	$10,764
11/30/16	$10,093	$10,287	$10,417	$10,509
12/31/16	$10,297	$10,533	$10,573	$10,524
1/31/17	$10,467	$10,787	$10,734	$10,544
2/28/17	$10,655	$11,086	$10,942	$10,615
3/31/17	$10,755	$11,204	$11,009	$10,610
4/30/17	$10,890	$11,370	$11,141	$10,692
5/31/17	$11,035	$11,611	$11,317	$10,774
6/30/17	$11,062	$11,655	$11,338	$10,763
7/31/17	$11,215	$11,934	$11,521	$10,809
8/31/17	$11,251	$11,951	$11,572	$10,906
9/30/17	$11,418	$12,219	$11,706	$10,854
10/31/17	$11,545	$12,450	$11,841	$10,861
11/30/17	$11,682	$12,720	$11,989	$10,847
12/31/17	$11,764	$12,892	$12,108	$10,897
1/31/18	$12,103	$13,573	$12,436	$10,771
2/28/18	$11,672	$13,010	$12,080	$10,669
3/31/18	$11,586	$12,727	$11,953	$10,737
4/30/18	$11,678	$12,873	$12,000	$10,658
5/31/18	$11,706	$12,954	$12,079	$10,734
6/30/18	$11,699	$12,948	$12,070	$10,720
7/31/18	$11,931	$13,352	$12,297	$10,723
8/31/18	$11,968	$13,517	$12,420	$10,792
9/30/18	$12,039	$13,592	$12,429	$10,722
10/31/18	$11,472	$12,594	$11,842	$10,638
11/30/18	$11,537	$12,737	$11,951	$10,701
12/31/18	$11,138	$11,769	$11,494	$10,898
1/31/19	$11,729	$12,685	$12,079	$11,014
2/28/19	$11,922	$13,066	$12,295	$11,007
3/31/19	$12,099	$13,238	$12,486	$11,219
4/30/19	$12,334	$13,707	$12,753	$11,221
5/31/19	$11,976	$12,916	$12,402	$11,421
6/30/19	$12,382	$13,767	$12,954	$11,564
7/31/19	$12,423	$13,835	$13,004	$11,589
8/31/19	$12,269	$13,552	$12,980	$11,890
9/30/19	$12,403	$13,841	$13,118	$11,826
10/31/19	$12,600	$14,193	$13,334	$11,862
11/30/19	$12,798	$14,588	$13,554	$11,856
12/31/19	$13,058	$15,025	$13,794	$11,848
1/31/20	$13,110	$14,934	$13,850	$12,076
2/29/20	$12,391	$13,672	$13,247	$12,293
3/31/20	$11,235	$11,862	$12,164	$12,221
4/30/20	$12,204	$13,158	$13,048	$12,438
5/31/20	$12,720	$13,794	$13,450	$12,496
6/30/20	$13,013	$14,159	$13,697	$12,575
7/31/20	$13,561	$14,836	$14,172	$12,762
8/31/20	$14,131	$15,827	$14,695	$12,659
9/30/20	$13,805	$15,281	$14,387	$12,652
10/31/20	$13,470	$14,813	$14,097	$12,596
11/30/20	$14,739	$16,706	$15,234	$12,720
12/31/20	$15,278	$17,415	$15,630	$12,737
1/31/21	$15,104	$17,242	$15,492	$12,646
2/28/21	$15,325	$17,683	$15,640	$12,463
3/31/21	$15,546	$18,272	$15,874	$12,308
4/30/21	$16,051	$19,122	$16,368	$12,405
5/31/21	$16,286	$19,398	$16,531	$12,445
6/30/21	$16,415	$19,687	$16,725	$12,533
7/31/21	$16,614	$20,039	$16,980	$12,673
8/31/21	$16,880	$20,538	$17,220	$12,649
9/30/21	$16,415	$19,685	$16,732	$12,539
10/31/21	$16,880	$20,800	$17,298	$12,536
11/30/21	$16,707	$20,345	$17,091	$12,573
12/31/21	$17,229	$21,214	$17,512	$12,541
1/31/22	$16,428	$20,092	$16,805	$12,271
2/28/22	$15,947	$19,584	$16,475	$12,134
3/31/22	$16,075	$20,121	$16,563	$11,797
4/30/22	$14,949	$18,450	$15,486	$11,349
5/31/22	$15,002	$18,463	$15,533	$11,422
6/30/22	$13,946	$16,864	$14,629	$11,243
7/31/22	$14,788	$18,203	$15,468	$11,518
8/31/22	$14,309	$17,442	$14,906	$11,192
9/30/22	$13,302	$15,821	$13,817	$10,709
10/31/22	$13,731	$16,957	$14,340	$10,570
11/30/22	$14,507	$18,136	$15,150	$10,959
12/31/22	$14,098	$17,366	$14,736	$10,909
1/31/23	$14,833	$18,594	$15,543	$11,245
2/28/23	$14,349	$18,147	$15,158	$10,954
3/31/23	$14,682	$18,708	$15,593	$11,232
4/30/23	$14,832	$19,036	$15,795	$11,300
5/31/23	$14,615	$18,846	$15,632	$11,177
6/30/23	$15,117	$19,986	$16,177	$11,137
7/31/23	$15,468	$20,657	$16,498	$11,130
8/31/23	$15,133	$20,164	$16,220	$11,059
9/30/23	$14,513	$19,294	$15,635	$10,778
10/31/23	$14,055	$18,734	$15,264	$10,607
11/30/23	$15,207	$20,490	$16,399	$11,088
12/31/23	$15,947	$21,496	$17,133	$11,512
1/31/24	$16,084	$21,754	$17,238	$11,481
2/29/24	$16,392	$22,677	$17,579	$11,318
3/31/24	$16,842	$23,405	$17,983	$11,423
4/30/24	$16,169	$22,536	$17,400	$11,134
5/31/24	$16,808	$23,542	$17,985	$11,323
6/30/24	$17,076	$24,021	$18,272	$11,430

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	12.96%	6.64%	5.50%
MSCI World Index	20.19%	11.78%	9.16%
60% MSCI World Index/40% Bloomberg U.S. Aggregate Index	12.95%	7.12%	6.21%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$307,236
# of Portfolio Holdings	601
Portfolio Turnover Rate	306%
Total Net Advisory Fees Paid During the Reporting Period	$1,324
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Affiliated Investments	48.4%
U.S. Government Agencies	19.7%
Asset-Backed Securities	11.4%
Sovereign Issues	6.0%
U.S. Treasury Obligations	5.2%
Common Stocks	2.3%
Corporate Bonds & Notes	1.4%
Non-Agency Mortgage-Backed Securities	0.8%
Convertible Bonds & Notes	0.3%
Real Estate Investment Trusts	0.1%
Preferred Securities	0.1%
Short-Term Investments	31.1%
Other Investments	1.4%
Other Assets and Liabilities, Net	(28.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO Global Managed Asset Allocation Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2053SARTSR_063024

Administrative Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.79%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Underweight exposure to duration contributed to performance, as interest rates rose.

• Overweight exposure to the lodging and leisure sector contributed to performance, as the sector outperformed.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims renegotiation provider,

    detracted from performance, as spreads widened amid litigation concerns.

• Security selection within the wirelines sector, specifically overweight exposure to an internet provider focused on rural and suburban communities, detracted from performance, as spreads widened amid secular headwinds.

• Underweight exposure to the energy exploration and production sector detracted from performance, as the sector outperformed.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,849	$9,975	$9,873
8/31/14	$10,028	$10,085	$10,036
9/30/14	$9,813	$10,017	$9,841
10/31/14	$10,019	$10,115	$9,987
11/30/14	$9,961	$10,187	$9,920
12/31/14	$9,862	$10,196	$9,806
1/31/15	$9,954	$10,410	$9,893
2/28/15	$10,160	$10,312	$10,117
3/31/15	$10,101	$10,360	$10,068
4/30/15	$10,195	$10,323	$10,180
5/31/15	$10,226	$10,298	$10,216
6/30/15	$10,066	$10,186	$10,070
7/31/15	$10,113	$10,257	$10,038
8/31/15	$10,000	$10,242	$9,880
9/30/15	$9,732	$10,311	$9,641
10/31/15	$10,049	$10,313	$9,927
11/30/15	$9,857	$10,286	$9,748
12/31/15	$9,698	$10,252	$9,532
1/31/16	$9,631	$10,393	$9,414
2/29/16	$9,688	$10,467	$9,490
3/31/16	$9,973	$10,563	$9,832
4/30/16	$10,220	$10,604	$10,161
5/31/16	$10,249	$10,607	$10,195
6/30/16	$10,294	$10,797	$10,285
7/31/16	$10,546	$10,865	$10,536
8/31/16	$10,743	$10,853	$10,748
9/30/16	$10,778	$10,847	$10,799
10/31/16	$10,752	$10,764	$10,813
11/30/16	$10,716	$10,509	$10,755
12/31/16	$10,905	$10,524	$10,935
1/31/17	$11,005	$10,544	$11,060
2/28/17	$11,163	$10,615	$11,201
3/31/17	$11,141	$10,610	$11,184
4/30/17	$11,270	$10,692	$11,321
5/31/17	$11,373	$10,774	$11,414
6/30/17	$11,393	$10,763	$11,431
7/31/17	$11,522	$10,809	$11,552
8/31/17	$11,525	$10,906	$11,563
9/30/17	$11,601	$10,854	$11,653
10/31/17	$11,646	$10,861	$11,705
11/30/17	$11,607	$10,847	$11,675
12/31/17	$11,626	$10,897	$11,698
1/31/18	$11,657	$10,771	$11,748
2/28/18	$11,527	$10,669	$11,633
3/31/18	$11,457	$10,737	$11,568
4/30/18	$11,519	$10,658	$11,631
5/31/18	$11,494	$10,734	$11,617
6/30/18	$11,513	$10,720	$11,643
7/31/18	$11,652	$10,723	$11,768
8/31/18	$11,753	$10,792	$11,860
9/30/18	$11,812	$10,722	$11,920
10/31/18	$11,602	$10,638	$11,745
11/30/18	$11,549	$10,701	$11,680
12/31/18	$11,318	$10,898	$11,459
1/31/19	$11,850	$11,014	$11,966
2/28/19	$12,043	$11,007	$12,164
3/31/19	$12,171	$11,219	$12,300
4/30/19	$12,332	$11,221	$12,458
5/31/19	$12,182	$11,421	$12,327
6/30/19	$12,482	$11,564	$12,647
7/31/19	$12,550	$11,589	$12,720
8/31/19	$12,622	$11,890	$12,814
9/30/19	$12,668	$11,826	$12,858
10/31/19	$12,719	$11,862	$12,901
11/30/19	$12,772	$11,856	$12,979
12/31/19	$12,984	$11,848	$13,190
1/31/20	$12,955	$12,076	$13,199
2/29/20	$12,744	$12,293	$13,009
3/31/20	$11,525	$12,221	$11,616
4/30/20	$12,007	$12,438	$12,101
5/31/20	$12,489	$12,496	$12,631
6/30/20	$12,490	$12,575	$12,713
7/31/20	$13,045	$12,762	$13,323
8/31/20	$13,144	$12,659	$13,425
9/30/20	$12,994	$12,652	$13,263
10/31/20	$13,047	$12,596	$13,326
11/30/20	$13,521	$12,720	$13,798
12/31/20	$13,730	$12,737	$14,018
1/31/21	$13,707	$12,646	$14,033
2/28/21	$13,722	$12,463	$14,055
3/31/21	$13,720	$12,308	$14,061
4/30/21	$13,861	$12,405	$14,209
5/31/21	$13,873	$12,445	$14,240
6/30/21	$14,046	$12,533	$14,422
7/31/21	$14,098	$12,673	$14,485
8/31/21	$14,165	$12,649	$14,563
9/30/21	$14,145	$12,539	$14,557
10/31/21	$14,108	$12,536	$14,532
11/30/21	$13,947	$12,573	$14,389
12/31/21	$14,229	$12,541	$14,663
1/31/22	$13,810	$12,271	$14,247
2/28/22	$13,700	$12,134	$14,119
3/31/22	$13,555	$11,797	$13,992
4/30/22	$13,083	$11,349	$13,491
5/31/22	$13,188	$11,422	$13,579
6/30/22	$12,309	$11,243	$12,662
7/31/22	$13,078	$11,518	$13,442
8/31/22	$12,674	$11,192	$13,076
9/30/22	$12,216	$10,709	$12,568
10/31/22	$12,568	$10,570	$12,943
11/30/22	$12,871	$10,959	$13,210
12/31/22	$12,766	$10,909	$13,111
1/31/23	$13,219	$11,245	$13,585
2/28/23	$13,013	$10,954	$13,386
3/31/23	$13,233	$11,232	$13,577
4/30/23	$13,349	$11,300	$13,694
5/31/23	$13,201	$11,177	$13,559
6/30/23	$13,364	$11,137	$13,748
7/31/23	$13,522	$11,130	$13,926
8/31/23	$13,530	$11,059	$13,955
9/30/23	$13,359	$10,778	$13,780
10/31/23	$13,207	$10,607	$13,646
11/30/23	$13,829	$11,088	$14,273
12/31/23	$14,326	$11,512	$14,761
1/31/24	$14,314	$11,481	$14,772
2/29/24	$14,325	$11,318	$14,779
3/31/24	$14,487	$11,423	$14,953
4/30/24	$14,359	$11,134	$14,815
5/31/24	$14,538	$11,323	$14,981
6/30/24	$14,668	$11,430	$15,134

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	9.76%	3.28%	3.91%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	10.08%	3.66%	4.23%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$501,329
# of Portfolio Holdings	562
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid During the Reporting Period	$629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	80.4%
Loan Participations and Assignments	8.6%
Affiliated Investments	6.9%
U.S. Treasury Obligations	2.1%
Convertible Bonds & Notes	0.2%
Short-Term Investments	0.2%
Other Investments	0.4%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0337SARTSR_063024

Advisor Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$45	0.89%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Underweight exposure to duration contributed to performance, as interest rates rose.

• Overweight exposure to the lodging and leisure sector contributed to performance, as the sector outperformed.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims renegotiation provider,

    detracted from performance, as spreads widened amid litigation concerns.

• Security selection within the wirelines sector, specifically overweight exposure to an internet provider focused on rural and suburban communities, detracted from performance, as spreads widened amid secular headwinds.

• Underweight exposure to the energy exploration and production sector detracted from performance, as the sector outperformed.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,848	$9,975	$9,873
8/31/14	$10,026	$10,085	$10,036
9/30/14	$9,810	$10,017	$9,841
10/31/14	$10,016	$10,115	$9,987
11/30/14	$9,956	$10,187	$9,920
12/31/14	$9,856	$10,196	$9,806
1/31/15	$9,948	$10,410	$9,893
2/28/15	$10,153	$10,312	$10,117
3/31/15	$10,093	$10,360	$10,068
4/30/15	$10,186	$10,323	$10,180
5/31/15	$10,216	$10,298	$10,216
6/30/15	$10,056	$10,186	$10,070
7/31/15	$10,102	$10,257	$10,038
8/31/15	$9,988	$10,242	$9,880
9/30/15	$9,720	$10,311	$9,641
10/31/15	$10,035	$10,313	$9,927
11/30/15	$9,843	$10,286	$9,748
12/31/15	$9,683	$10,252	$9,532
1/31/16	$9,615	$10,393	$9,414
2/29/16	$9,672	$10,467	$9,490
3/31/16	$9,955	$10,563	$9,832
4/30/16	$10,201	$10,604	$10,161
5/31/16	$10,229	$10,607	$10,195
6/30/16	$10,273	$10,797	$10,285
7/31/16	$10,524	$10,865	$10,536
8/31/16	$10,720	$10,853	$10,748
9/30/16	$10,754	$10,847	$10,799
10/31/16	$10,727	$10,764	$10,813
11/30/16	$10,690	$10,509	$10,755
12/31/16	$10,878	$10,524	$10,935
1/31/17	$10,976	$10,544	$11,060
2/28/17	$11,133	$10,615	$11,201
3/31/17	$11,110	$10,610	$11,184
4/30/17	$11,238	$10,692	$11,321
5/31/17	$11,340	$10,774	$11,414
6/30/17	$11,359	$10,763	$11,431
7/31/17	$11,487	$10,809	$11,552
8/31/17	$11,488	$10,906	$11,563
9/30/17	$11,564	$10,854	$11,653
10/31/17	$11,607	$10,861	$11,705
11/30/17	$11,567	$10,847	$11,675
12/31/17	$11,585	$10,897	$11,698
1/31/18	$11,615	$10,771	$11,748
2/28/18	$11,484	$10,669	$11,633
3/31/18	$11,413	$10,737	$11,568
4/30/18	$11,475	$10,658	$11,631
5/31/18	$11,449	$10,734	$11,617
6/30/18	$11,467	$10,720	$11,643
7/31/18	$11,604	$10,723	$11,768
8/31/18	$11,703	$10,792	$11,860
9/30/18	$11,761	$10,722	$11,920
10/31/18	$11,551	$10,638	$11,745
11/30/18	$11,497	$10,701	$11,680
12/31/18	$11,266	$10,898	$11,459
1/31/19	$11,795	$11,014	$11,966
2/28/19	$11,986	$11,007	$12,164
3/31/19	$12,113	$11,219	$12,300
4/30/19	$12,272	$11,221	$12,458
5/31/19	$12,121	$11,421	$12,327
6/30/19	$12,419	$11,564	$12,647
7/31/19	$12,486	$11,589	$12,720
8/31/19	$12,556	$11,890	$12,814
9/30/19	$12,601	$11,826	$12,858
10/31/19	$12,651	$11,862	$12,901
11/30/19	$12,702	$11,856	$12,979
12/31/19	$12,912	$11,848	$13,190
1/31/20	$12,882	$12,076	$13,199
2/29/20	$12,671	$12,293	$13,009
3/31/20	$11,458	$12,221	$11,616
4/30/20	$11,936	$12,438	$12,101
5/31/20	$12,415	$12,496	$12,631
6/30/20	$12,414	$12,575	$12,713
7/31/20	$12,965	$12,762	$13,323
8/31/20	$13,062	$12,659	$13,425
9/30/20	$12,912	$12,652	$13,263
10/31/20	$12,964	$12,596	$13,326
11/30/20	$13,434	$12,720	$13,798
12/31/20	$13,641	$12,737	$14,018
1/31/21	$13,616	$12,646	$14,033
2/28/21	$13,630	$12,463	$14,055
3/31/21	$13,627	$12,308	$14,061
4/30/21	$13,765	$12,405	$14,209
5/31/21	$13,777	$12,445	$14,240
6/30/21	$13,947	$12,533	$14,422
7/31/21	$13,998	$12,673	$14,485
8/31/21	$14,063	$12,649	$14,563
9/30/21	$14,042	$12,539	$14,557
10/31/21	$14,004	$12,536	$14,532
11/30/21	$13,843	$12,573	$14,389
12/31/21	$14,122	$12,541	$14,663
1/31/22	$13,704	$12,271	$14,247
2/28/22	$13,595	$12,134	$14,119
3/31/22	$13,449	$11,797	$13,992
4/30/22	$12,980	$11,349	$13,491
5/31/22	$13,083	$11,422	$13,579
6/30/22	$12,210	$11,243	$12,662
7/31/22	$12,972	$11,518	$13,442
8/31/22	$12,569	$11,192	$13,076
9/30/22	$12,114	$10,709	$12,568
10/31/22	$12,462	$10,570	$12,943
11/30/22	$12,762	$10,959	$13,210
12/31/22	$12,656	$10,909	$13,111
1/31/23	$13,104	$11,245	$13,585
2/28/23	$12,900	$10,954	$13,386
3/31/23	$13,116	$11,232	$13,577
4/30/23	$13,230	$11,300	$13,694
5/31/23	$13,083	$11,177	$13,559
6/30/23	$13,243	$11,137	$13,748
7/31/23	$13,399	$11,130	$13,926
8/31/23	$13,405	$11,059	$13,955
9/30/23	$13,235	$10,778	$13,780
10/31/23	$13,083	$10,607	$13,646
11/30/23	$13,698	$11,088	$14,273
12/31/23	$14,189	$11,512	$14,761
1/31/24	$14,176	$11,481	$14,772
2/29/24	$14,186	$11,318	$14,779
3/31/24	$14,345	$11,423	$14,953
4/30/24	$14,217	$11,134	$14,815
5/31/24	$14,393	$11,323	$14,981
6/30/24	$14,521	$11,430	$15,134

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	9.65%	3.18%	3.80%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	10.08%	3.66%	4.23%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$501,329
# of Portfolio Holdings	562
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid During the Reporting Period	$629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	80.4%
Loan Participations and Assignments	8.6%
Affiliated Investments	6.9%
U.S. Treasury Obligations	2.1%
Convertible Bonds & Notes	0.2%
Short-Term Investments	0.2%
Other Investments	0.4%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1878SARTSR_063024

Institutional Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO High Yield Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$32	0.64%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to the cable and satellite sector contributed to performance, as the sector underperformed.

• Underweight exposure to duration contributed to performance, as interest rates rose.

• Overweight exposure to the lodging and leisure sector contributed to performance, as the sector outperformed.

• Security selection within the healthcare sector, specifically overweight exposure to a healthcare claims renegotiation provider,

    detracted from performance, as spreads widened amid litigation concerns.

• Security selection within the wirelines sector, specifically overweight exposure to an internet provider focused on rural and suburban communities, detracted from performance, as spreads widened amid secular headwinds.

• Underweight exposure to the energy exploration and production sector detracted from performance, as the sector outperformed.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,850	$9,975	$9,873
8/31/14	$10,030	$10,085	$10,036
9/30/14	$9,816	$10,017	$9,841
10/31/14	$10,025	$10,115	$9,987
11/30/14	$9,967	$10,187	$9,920
12/31/14	$9,869	$10,196	$9,806
1/31/15	$9,963	$10,410	$9,893
2/28/15	$10,170	$10,312	$10,117
3/31/15	$10,112	$10,360	$10,068
4/30/15	$10,208	$10,323	$10,180
5/31/15	$10,240	$10,298	$10,216
6/30/15	$10,081	$10,186	$10,070
7/31/15	$10,130	$10,257	$10,038
8/31/15	$10,017	$10,242	$9,880
9/30/15	$9,751	$10,311	$9,641
10/31/15	$10,069	$10,313	$9,927
11/30/15	$9,878	$10,286	$9,748
12/31/15	$9,720	$10,252	$9,532
1/31/16	$9,654	$10,393	$9,414
2/29/16	$9,712	$10,467	$9,490
3/31/16	$9,999	$10,563	$9,832
4/30/16	$10,248	$10,604	$10,161
5/31/16	$10,278	$10,607	$10,195
6/30/16	$10,325	$10,797	$10,285
7/31/16	$10,579	$10,865	$10,536
8/31/16	$10,778	$10,853	$10,748
9/30/16	$10,815	$10,847	$10,799
10/31/16	$10,790	$10,764	$10,813
11/30/16	$10,755	$10,509	$10,755
12/31/16	$10,946	$10,524	$10,935
1/31/17	$11,047	$10,544	$11,060
2/28/17	$11,208	$10,615	$11,201
3/31/17	$11,187	$10,610	$11,184
4/30/17	$11,318	$10,692	$11,321
5/31/17	$11,423	$10,774	$11,414
6/30/17	$11,445	$10,763	$11,431
7/31/17	$11,576	$10,809	$11,552
8/31/17	$11,580	$10,906	$11,563
9/30/17	$11,658	$10,854	$11,653
10/31/17	$11,704	$10,861	$11,705
11/30/17	$11,667	$10,847	$11,675
12/31/17	$11,687	$10,897	$11,698
1/31/18	$11,720	$10,771	$11,748
2/28/18	$11,590	$10,669	$11,633
3/31/18	$11,521	$10,737	$11,568
4/30/18	$11,585	$10,658	$11,631
5/31/18	$11,562	$10,734	$11,617
6/30/18	$11,582	$10,720	$11,643
7/31/18	$11,724	$10,723	$11,768
8/31/18	$11,826	$10,792	$11,860
9/30/18	$11,887	$10,722	$11,920
10/31/18	$11,678	$10,638	$11,745
11/30/18	$11,626	$10,701	$11,680
12/31/18	$11,395	$10,898	$11,459
1/31/19	$11,932	$11,014	$11,966
2/28/19	$12,127	$11,007	$12,164
3/31/19	$12,258	$11,219	$12,300
4/30/19	$12,422	$11,221	$12,458
5/31/19	$12,272	$11,421	$12,327
6/30/19	$12,576	$11,564	$12,647
7/31/19	$12,646	$11,589	$12,720
8/31/19	$12,720	$11,890	$12,814
9/30/19	$12,768	$11,826	$12,858
10/31/19	$12,821	$11,862	$12,901
11/30/19	$12,876	$11,856	$12,979
12/31/19	$13,092	$11,848	$13,190
1/31/20	$13,064	$12,076	$13,199
2/29/20	$12,852	$12,293	$13,009
3/31/20	$11,625	$12,221	$11,616
4/30/20	$12,112	$12,438	$12,101
5/31/20	$12,600	$12,496	$12,631
6/30/20	$12,603	$12,575	$12,713
7/31/20	$13,164	$12,762	$13,323
8/31/20	$13,266	$12,659	$13,425
9/30/20	$13,116	$12,652	$13,263
10/31/20	$13,171	$12,596	$13,326
11/30/20	$13,652	$12,720	$13,798
12/31/20	$13,865	$12,737	$14,018
1/31/21	$13,843	$12,646	$14,033
2/28/21	$13,860	$12,463	$14,055
3/31/21	$13,859	$12,308	$14,061
4/30/21	$14,003	$12,405	$14,209
5/31/21	$14,017	$12,445	$14,240
6/30/21	$14,194	$12,533	$14,422
7/31/21	$14,249	$12,673	$14,485
8/31/21	$14,318	$12,649	$14,563
9/30/21	$14,299	$12,539	$14,557
10/31/21	$14,263	$12,536	$14,532
11/30/21	$14,102	$12,573	$14,389
12/31/21	$14,390	$12,541	$14,663
1/31/22	$13,967	$12,271	$14,247
2/28/22	$13,858	$12,134	$14,119
3/31/22	$13,713	$11,797	$13,992
4/30/22	$13,237	$11,349	$13,491
5/31/22	$13,345	$11,422	$13,579
6/30/22	$12,458	$11,243	$12,662
7/31/22	$13,237	$11,518	$13,442
8/31/22	$12,829	$11,192	$13,076
9/30/22	$12,368	$10,709	$12,568
10/31/22	$12,726	$10,570	$12,943
11/30/22	$13,034	$10,959	$13,210
12/31/22	$12,929	$10,909	$13,111
1/31/23	$13,390	$11,245	$13,585
2/28/23	$13,183	$10,954	$13,386
3/31/23	$13,407	$11,232	$13,577
4/30/23	$13,526	$11,300	$13,694
5/31/23	$13,379	$11,177	$13,559
6/30/23	$13,545	$11,137	$13,748
7/31/23	$13,707	$11,130	$13,926
8/31/23	$13,716	$11,059	$13,955
9/30/23	$13,545	$10,778	$13,780
10/31/23	$13,392	$10,607	$13,646
11/30/23	$14,025	$11,088	$14,273
12/31/23	$14,530	$11,512	$14,761
1/31/24	$14,521	$11,481	$14,772
2/29/24	$14,533	$11,318	$14,779
3/31/24	$14,700	$11,423	$14,953
4/30/24	$14,571	$11,134	$14,815
5/31/24	$14,755	$11,323	$14,981
6/30/24	$14,889	$11,430	$15,134

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	9.92%	3.43%	4.06%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	10.08%	3.66%	4.23%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$501,329
# of Portfolio Holdings	562
Portfolio Turnover Rate	39%
Total Net Advisory Fees Paid During the Reporting Period	$629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	80.4%
Loan Participations and Assignments	8.6%
Affiliated Investments	6.9%
U.S. Treasury Obligations	2.1%
Convertible Bonds & Notes	0.2%
Short-Term Investments	0.2%
Other Investments	0.4%
Other Assets and Liabilities, Net	1.2%
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO High Yield Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0548SARTSR_063024

Administrative Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$60	1.20%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as the majority of non-agency spread sectors tightened.

• Holdings of high yield corporate credit contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across most tenors of the U.S. yield curve.

• Long exposure to the Japanese yen detracted from performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the Brazilian real detracted from performance, as the currency depreciated against the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,013
5/31/16	$10,113	$10,016
6/30/16	$10,123	$10,196
7/31/16	$10,297	$10,260
8/31/16	$10,401	$10,249
9/30/16	$10,466	$10,243
10/31/16	$10,549	$10,164
11/30/16	$10,501	$9,924
12/31/16	$10,581	$9,938
1/31/17	$10,643	$9,957
2/28/17	$10,767	$10,024
3/31/17	$10,842	$10,019
4/30/17	$10,914	$10,096
5/31/17	$11,102	$10,174
6/30/17	$11,135	$10,164
7/31/17	$11,220	$10,208
8/31/17	$11,306	$10,299
9/30/17	$11,352	$10,250
10/31/17	$11,401	$10,256
11/30/17	$11,407	$10,243
12/31/17	$11,436	$10,290
1/31/18	$11,420	$10,171
2/28/18	$11,372	$10,075
3/31/18	$11,435	$10,140
4/30/18	$11,385	$10,064
5/31/18	$11,391	$10,136
6/30/18	$11,379	$10,124
7/31/18	$11,452	$10,126
8/31/18	$11,399	$10,191
9/30/18	$11,448	$10,125
10/31/18	$11,426	$10,045
11/30/18	$11,385	$10,105
12/31/18	$11,480	$10,291
1/31/19	$11,701	$10,400
2/28/19	$11,753	$10,394
3/31/19	$11,863	$10,594
4/30/19	$11,966	$10,597
5/31/19	$12,008	$10,785
6/30/19	$12,190	$10,920
7/31/19	$12,216	$10,944
8/31/19	$12,109	$11,228
9/30/19	$12,176	$11,168
10/31/19	$12,247	$11,202
11/30/19	$12,283	$11,196
12/31/19	$12,464	$11,188
1/31/20	$12,519	$11,403
2/29/20	$12,458	$11,609
3/31/20	$11,480	$11,540
4/30/20	$11,862	$11,745
5/31/20	$12,193	$11,800
6/30/20	$12,376	$11,874
7/31/20	$12,601	$12,052
8/31/20	$12,764	$11,955
9/30/20	$12,714	$11,948
10/31/20	$12,723	$11,895
11/30/20	$13,063	$12,011
12/31/20	$13,276	$12,028
1/31/21	$13,302	$11,942
2/28/21	$13,284	$11,769
3/31/21	$13,246	$11,622
4/30/21	$13,365	$11,714
5/31/21	$13,420	$11,752
6/30/21	$13,466	$11,835
7/31/21	$13,489	$11,967
8/31/21	$13,544	$11,944
9/30/21	$13,523	$11,841
10/31/21	$13,489	$11,838
11/30/21	$13,392	$11,873
12/31/21	$13,540	$11,842
1/31/22	$13,403	$11,587
2/28/22	$13,061	$11,458
3/31/22	$12,957	$11,140
4/30/22	$12,630	$10,717
5/31/22	$12,630	$10,786
6/30/22	$12,214	$10,617
7/31/22	$12,586	$10,876
8/31/22	$12,480	$10,569
9/30/22	$12,068	$10,112
10/31/22	$12,099	$9,981
11/30/22	$12,478	$10,348
12/31/22	$12,487	$10,302
1/31/23	$12,878	$10,619
2/28/23	$12,637	$10,344
3/31/23	$12,703	$10,607
4/30/23	$12,758	$10,671
5/31/23	$12,749	$10,555
6/30/23	$12,890	$10,517
7/31/23	$13,010	$10,510
8/31/23	$13,002	$10,443
9/30/23	$12,848	$10,177
10/31/23	$12,695	$10,017
11/30/23	$13,160	$10,470
12/31/23	$13,518	$10,871
1/31/24	$13,578	$10,841
2/29/24	$13,556	$10,688
3/31/24	$13,724	$10,787
4/30/24	$13,535	$10,515
5/31/24	$13,752	$10,693
6/30/24	$13,790	$10,780

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Administrative Class	6.98%	2.50%	4.01%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	0.94%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$658,320
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$742
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	55.8%
Asset-Backed Securities	33.0%
Non-Agency Mortgage-Backed Securities	18.0%
U.S. Treasury Obligations	15.5%
Corporate Bonds & Notes	13.2%
Sovereign Issues	4.9%
Loan Participations and Assignments	2.2%
Common Stocks	0.5%
Affiliated Investments	0.4%
Preferred Securities	0.3%
Short-Term Investments	0.4%
Other Investments	2.5%
Other Assets and Liabilities, Net	(46.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2164SARTSR_063024

Advisor Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$65	1.30%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as the majority of non-agency spread sectors tightened.

• Holdings of high yield corporate credit contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across most tenors of the U.S. yield curve.

• Long exposure to the Japanese yen detracted from performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the Brazilian real detracted from performance, as the currency depreciated against the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,013
5/31/16	$10,112	$10,016
6/30/16	$10,121	$10,196
7/31/16	$10,294	$10,260
8/31/16	$10,397	$10,249
9/30/16	$10,461	$10,243
10/31/16	$10,544	$10,164
11/30/16	$10,494	$9,924
12/31/16	$10,574	$9,938
1/31/17	$10,635	$9,957
2/28/17	$10,758	$10,024
3/31/17	$10,832	$10,019
4/30/17	$10,903	$10,096
5/31/17	$11,090	$10,174
6/30/17	$11,122	$10,164
7/31/17	$11,206	$10,208
8/31/17	$11,291	$10,299
9/30/17	$11,336	$10,250
10/31/17	$11,383	$10,256
11/30/17	$11,389	$10,243
12/31/17	$11,417	$10,290
1/31/18	$11,400	$10,171
2/28/18	$11,352	$10,075
3/31/18	$11,413	$10,140
4/30/18	$11,363	$10,064
5/31/18	$11,368	$10,136
6/30/18	$11,354	$10,124
7/31/18	$11,426	$10,126
8/31/18	$11,372	$10,191
9/30/18	$11,420	$10,125
10/31/18	$11,397	$10,045
11/30/18	$11,355	$10,105
12/31/18	$11,450	$10,291
1/31/19	$11,669	$10,400
2/28/19	$11,719	$10,394
3/31/19	$11,829	$10,594
4/30/19	$11,930	$10,597
5/31/19	$11,971	$10,785
6/30/19	$12,151	$10,920
7/31/19	$12,177	$10,944
8/31/19	$12,068	$11,228
9/30/19	$12,135	$11,168
10/31/19	$12,205	$11,202
11/30/19	$12,239	$11,196
12/31/19	$12,418	$11,188
1/31/20	$12,472	$11,403
2/29/20	$12,410	$11,609
3/31/20	$11,435	$11,540
4/30/20	$11,814	$11,745
5/31/20	$12,143	$11,800
6/30/20	$12,325	$11,874
7/31/20	$12,548	$12,052
8/31/20	$12,709	$11,955
9/30/20	$12,658	$11,948
10/31/20	$12,665	$11,895
11/30/20	$13,003	$12,011
12/31/20	$13,214	$12,028
1/31/21	$13,239	$11,942
2/28/21	$13,220	$11,769
3/31/21	$13,181	$11,622
4/30/21	$13,299	$11,714
5/31/21	$13,352	$11,752
6/30/21	$13,397	$11,835
7/31/21	$13,418	$11,967
8/31/21	$13,472	$11,944
9/30/21	$13,450	$11,841
10/31/21	$13,416	$11,838
11/30/21	$13,317	$11,873
12/31/21	$13,464	$11,842
1/31/22	$13,326	$11,587
2/28/22	$12,985	$11,458
3/31/22	$12,881	$11,140
4/30/22	$12,554	$10,717
5/31/22	$12,554	$10,786
6/30/22	$12,138	$10,617
7/31/22	$12,508	$10,876
8/31/22	$12,401	$10,569
9/30/22	$11,990	$10,112
10/31/22	$12,020	$9,981
11/30/22	$12,396	$10,348
12/31/22	$12,404	$10,302
1/31/23	$12,792	$10,619
2/28/23	$12,551	$10,344
3/31/23	$12,615	$10,607
4/30/23	$12,669	$10,671
5/31/23	$12,659	$10,555
6/30/23	$12,798	$10,517
7/31/23	$12,916	$10,510
8/31/23	$12,907	$10,443
9/30/23	$12,753	$10,177
10/31/23	$12,600	$10,017
11/30/23	$13,060	$10,470
12/31/23	$13,414	$10,871
1/31/24	$13,473	$10,841
2/29/24	$13,450	$10,688
3/31/24	$13,616	$10,787
4/30/24	$13,427	$10,515
5/31/24	$13,641	$10,693
6/30/24	$13,678	$10,780

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Advisor Class	6.87%	2.40%	3.91%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	0.94%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$658,320
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$742
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	55.8%
Asset-Backed Securities	33.0%
Non-Agency Mortgage-Backed Securities	18.0%
U.S. Treasury Obligations	15.5%
Corporate Bonds & Notes	13.2%
Sovereign Issues	4.9%
Loan Participations and Assignments	2.2%
Common Stocks	0.5%
Affiliated Investments	0.4%
Preferred Securities	0.3%
Short-Term Investments	0.4%
Other Investments	2.5%
Other Assets and Liabilities, Net	(46.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2166SARTSR_063024

Institutional Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Income Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.05%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to the U.S. cash rate contributed to performance, as the 3-month Secured Overnight Financing Rate remained elevated.

• Holdings of non-agency mortgage-backed securities contributed to performance, as the majority of non-agency spread sectors tightened.

• Holdings of high yield corporate credit contributed to performance, as the sector posted positive total returns.

• Long exposure to U.S. duration detracted from performance, as interest rates rose across most tenors of the U.S. yield curve.

• Long exposure to the Japanese yen detracted from performance, as the currency depreciated against the U.S. dollar.

• Long exposure to the Brazilian real detracted from performance, as the currency depreciated against the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
4/29/16	$10,000	$10,000
4/30/16	$10,000	$10,013
5/31/16	$10,114	$10,016
6/30/16	$10,125	$10,196
7/31/16	$10,300	$10,260
8/31/16	$10,406	$10,249
9/30/16	$10,473	$10,243
10/31/16	$10,557	$10,164
11/30/16	$10,510	$9,924
12/31/16	$10,592	$9,938
1/31/17	$10,655	$9,957
2/28/17	$10,780	$10,024
3/31/17	$10,857	$10,019
4/30/17	$10,930	$10,096
5/31/17	$11,120	$10,174
6/30/17	$11,155	$10,164
7/31/17	$11,241	$10,208
8/31/17	$11,328	$10,299
9/30/17	$11,376	$10,250
10/31/17	$11,426	$10,256
11/30/17	$11,434	$10,243
12/31/17	$11,465	$10,290
1/31/18	$11,450	$10,171
2/28/18	$11,404	$10,075
3/31/18	$11,468	$10,140
4/30/18	$11,420	$10,064
5/31/18	$11,427	$10,136
6/30/18	$11,416	$10,124
7/31/18	$11,491	$10,126
8/31/18	$11,439	$10,191
9/30/18	$11,490	$10,125
10/31/18	$11,469	$10,045
11/30/18	$11,429	$10,105
12/31/18	$11,527	$10,291
1/31/19	$11,749	$10,400
2/28/19	$11,803	$10,394
3/31/19	$11,915	$10,594
4/30/19	$12,020	$10,597
5/31/19	$12,064	$10,785
6/30/19	$12,248	$10,920
7/31/19	$12,276	$10,944
8/31/19	$12,170	$11,228
9/30/19	$12,239	$11,168
10/31/19	$12,312	$11,202
11/30/19	$12,349	$11,196
12/31/19	$12,533	$11,188
1/31/20	$12,590	$11,403
2/29/20	$12,530	$11,609
3/31/20	$11,547	$11,540
4/30/20	$11,933	$11,745
5/31/20	$12,268	$11,800
6/30/20	$12,454	$11,874
7/31/20	$12,682	$12,052
8/31/20	$12,847	$11,955
9/30/20	$12,799	$11,948
10/31/20	$12,809	$11,895
11/30/20	$13,153	$12,011
12/31/20	$13,369	$12,028
1/31/21	$13,397	$11,942
2/28/21	$13,381	$11,769
3/31/21	$13,344	$11,622
4/30/21	$13,466	$11,714
5/31/21	$13,523	$11,752
6/30/21	$13,571	$11,835
7/31/21	$13,596	$11,967
8/31/21	$13,653	$11,944
9/30/21	$13,634	$11,841
10/31/21	$13,601	$11,838
11/30/21	$13,505	$11,873
12/31/21	$13,656	$11,842
1/31/22	$13,519	$11,587
2/28/22	$13,176	$11,458
3/31/22	$13,073	$11,140
4/30/22	$12,744	$10,717
5/31/22	$12,746	$10,786
6/30/22	$12,327	$10,617
7/31/22	$12,705	$10,876
8/31/22	$12,599	$10,569
9/30/22	$12,184	$10,112
10/31/22	$12,217	$9,981
11/30/22	$12,601	$10,348
12/31/22	$12,613	$10,302
1/31/23	$13,009	$10,619
2/28/23	$12,767	$10,344
3/31/23	$12,836	$10,607
4/30/23	$12,893	$10,671
5/31/23	$12,885	$10,555
6/30/23	$13,030	$10,517
7/31/23	$13,152	$10,510
8/31/23	$13,146	$10,443
9/30/23	$12,992	$10,177
10/31/23	$12,838	$10,017
11/30/23	$13,310	$10,470
12/31/23	$13,674	$10,871
1/31/24	$13,737	$10,841
2/29/24	$13,716	$10,688
3/31/24	$13,888	$10,787
4/30/24	$13,698	$10,515
5/31/24	$13,919	$10,693
6/30/24	$13,960	$10,780

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	Since Inception 4/29/16
Institutional Class	7.14%	2.65%	4.17%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	0.94%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$658,320
# of Portfolio Holdings	1,079
Portfolio Turnover Rate	264%
Total Net Advisory Fees Paid During the Reporting Period	$742
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	55.8%
Asset-Backed Securities	33.0%
Non-Agency Mortgage-Backed Securities	18.0%
U.S. Treasury Obligations	15.5%
Corporate Bonds & Notes	13.2%
Sovereign Issues	4.9%
Loan Participations and Assignments	2.2%
Common Stocks	0.5%
Affiliated Investments	0.4%
Preferred Securities	0.3%
Short-Term Investments	0.4%
Other Investments	2.5%
Other Assets and Liabilities, Net	(46.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO Income Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2165SARTSR_063024

Administrative Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$59	1.17%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly non-agency mortgage-backed securities and high-quality collateralized loan obligations, contributed to relative performance, as spreads tightened.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
6/30/14	$10,000	$10,000
7/31/14	$10,091	$10,053
8/31/14	$10,248	$10,185
9/30/14	$10,243	$10,182
10/31/14	$10,322	$10,238
11/30/14	$10,457	$10,353
12/31/14	$10,569	$10,446
1/31/15	$10,779	$10,627
2/28/15	$10,794	$10,586
3/31/15	$10,846	$10,656
4/30/15	$10,720	$10,575
5/31/15	$10,576	$10,515
6/30/15	$10,390	$10,372
7/31/15	$10,568	$10,501
8/31/15	$10,481	$10,465
9/30/15	$10,530	$10,525
10/31/15	$10,608	$10,580
11/30/15	$10,676	$10,612
12/31/15	$10,600	$10,588
1/31/16	$10,706	$10,756
2/29/16	$10,761	$10,883
3/31/16	$10,870	$10,960
4/30/16	$10,881	$10,957
5/31/16	$10,953	$11,037
6/30/16	$11,195	$11,258
7/31/16	$11,315	$11,320
8/31/16	$11,351	$11,315
9/30/16	$11,384	$11,317
10/31/16	$11,296	$11,187
11/30/16	$11,191	$11,065
12/31/16	$11,286	$11,107
1/31/17	$11,206	$11,011
2/28/17	$11,353	$11,120
3/31/17	$11,340	$11,113
4/30/17	$11,378	$11,180
5/31/17	$11,415	$11,228
6/30/17	$11,373	$11,178
7/31/17	$11,421	$11,204
8/31/17	$11,521	$11,308
9/30/17	$11,498	$11,255
10/31/17	$11,579	$11,333
11/30/17	$11,620	$11,377
12/31/17	$11,598	$11,382
1/31/18	$11,605	$11,337
2/28/18	$11,635	$11,373
3/31/18	$11,742	$11,489
4/30/18	$11,731	$11,478
5/31/18	$11,744	$11,494
6/30/18	$11,781	$11,544
7/31/18	$11,807	$11,542
8/31/18	$11,791	$11,548
9/30/18	$11,781	$11,525
10/31/18	$11,806	$11,558
11/30/18	$11,800	$11,608
12/31/18	$11,844	$11,743
1/31/19	$12,000	$11,862
2/28/19	$12,038	$11,889
3/31/19	$12,187	$12,090
4/30/19	$12,207	$12,095
5/31/19	$12,329	$12,240
6/30/19	$12,512	$12,422
7/31/19	$12,631	$12,574
8/31/19	$12,818	$12,827
9/30/19	$12,758	$12,774
10/31/19	$12,704	$12,700
11/30/19	$12,656	$12,676
12/31/19	$12,674	$12,632
1/31/20	$12,870	$12,849
2/29/20	$12,886	$12,951
3/31/20	$12,363	$12,696
4/30/20	$12,634	$12,876
5/31/20	$12,733	$12,878
6/30/20	$12,832	$12,919
7/31/20	$12,996	$13,012
8/31/20	$13,005	$12,919
9/30/20	$13,109	$13,007
10/31/20	$13,190	$13,047
11/30/20	$13,260	$13,077
12/31/20	$13,378	$13,130
1/31/21	$13,351	$13,072
2/28/21	$13,182	$12,855
3/31/21	$13,204	$12,880
4/30/21	$13,179	$12,867
5/31/21	$13,202	$12,883
6/30/21	$13,196	$12,925
7/31/21	$13,329	$13,100
8/31/21	$13,302	$13,069
9/30/21	$13,177	$12,937
10/31/21	$13,088	$12,882
11/30/21	$13,169	$13,017
12/31/21	$13,116	$12,946
1/31/22	$13,015	$12,802
2/28/22	$12,806	$12,628
3/31/22	$12,611	$12,422
4/30/22	$12,356	$12,188
5/31/22	$12,235	$12,099
6/30/22	$11,998	$11,924
7/31/22	$12,296	$12,245
8/31/22	$12,018	$11,934
9/30/22	$11,689	$11,661
10/31/22	$11,768	$11,719
11/30/22	$11,970	$11,903
12/31/22	$11,784	$11,682
1/31/23	$12,038	$11,880
2/28/23	$11,934	$11,779
3/31/23	$12,102	$12,016
4/30/23	$12,137	$12,066
5/31/23	$12,138	$12,084
6/30/23	$12,161	$12,104
7/31/23	$12,210	$12,113
8/31/23	$12,237	$12,147
9/30/23	$12,126	$12,010
10/31/23	$12,100	$12,006
11/30/23	$12,437	$12,318
12/31/23	$12,847	$12,653
1/31/24	$12,817	$12,634
2/29/24	$12,815	$12,616
3/31/24	$13,001	$12,727
4/30/24	$12,885	$12,610
5/31/24	$12,934	$12,638
6/30/24	$13,006	$12,741

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.95%	0.78%	2.66%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	5.26%	0.51%	2.45%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$525,231
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	315%
Total Net Advisory Fees Paid During the Reporting Period	$689
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	74.7%
Japan	13.9%
United Kingdom	6.8%
Cayman Islands	5.3%
Canada	3.9%
South Korea	3.4%
Ireland	2.3%
France	2.0%
Saudi Arabia	1.6%
Spain	1.4%
Malaysia	1.3%
Switzerland	1.2%
China	1.2%
Other Countries	7.1%
Other Investments	1.6%
Other Assets and Liabilities, Net	(27.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0335SARTSR_063024

Advisor Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$64	1.27%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly non-agency mortgage-backed securities and high-quality collateralized loan obligations, contributed to relative performance, as spreads tightened.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
6/30/14	$10,000	$10,000
7/31/14	$10,090	$10,053
8/31/14	$10,247	$10,185
9/30/14	$10,240	$10,182
10/31/14	$10,318	$10,238
11/30/14	$10,452	$10,353
12/31/14	$10,564	$10,446
1/31/15	$10,773	$10,627
2/28/15	$10,787	$10,586
3/31/15	$10,838	$10,656
4/30/15	$10,712	$10,575
5/31/15	$10,566	$10,515
6/30/15	$10,380	$10,372
7/31/15	$10,557	$10,501
8/31/15	$10,470	$10,465
9/30/15	$10,517	$10,525
10/31/15	$10,595	$10,580
11/30/15	$10,661	$10,612
12/31/15	$10,584	$10,588
1/31/16	$10,689	$10,756
2/29/16	$10,743	$10,883
3/31/16	$10,852	$10,960
4/30/16	$10,861	$10,957
5/31/16	$10,933	$11,037
6/30/16	$11,174	$11,258
7/31/16	$11,292	$11,320
8/31/16	$11,327	$11,315
9/30/16	$11,359	$11,317
10/31/16	$11,270	$11,187
11/30/16	$11,164	$11,065
12/31/16	$11,258	$11,107
1/31/17	$11,177	$11,011
2/28/17	$11,324	$11,120
3/31/17	$11,309	$11,113
4/30/17	$11,346	$11,180
5/31/17	$11,383	$11,228
6/30/17	$11,339	$11,178
7/31/17	$11,386	$11,204
8/31/17	$11,486	$11,308
9/30/17	$11,461	$11,255
10/31/17	$11,541	$11,333
11/30/17	$11,581	$11,377
12/31/17	$11,558	$11,382
1/31/18	$11,564	$11,337
2/28/18	$11,593	$11,373
3/31/18	$11,698	$11,489
4/30/18	$11,687	$11,478
5/31/18	$11,698	$11,494
6/30/18	$11,734	$11,544
7/31/18	$11,760	$11,542
8/31/18	$11,742	$11,548
9/30/18	$11,732	$11,525
10/31/18	$11,756	$11,558
11/30/18	$11,749	$11,608
12/31/18	$11,791	$11,743
1/31/19	$11,946	$11,862
2/28/19	$11,982	$11,889
3/31/19	$12,130	$12,090
4/30/19	$12,149	$12,095
5/31/19	$12,269	$12,240
6/30/19	$12,450	$12,422
7/31/19	$12,568	$12,574
8/31/19	$12,753	$12,827
9/30/19	$12,692	$12,774
10/31/19	$12,638	$12,700
11/30/19	$12,588	$12,676
12/31/19	$12,605	$12,632
1/31/20	$12,799	$12,849
2/29/20	$12,814	$12,951
3/31/20	$12,293	$12,696
4/30/20	$12,562	$12,876
5/31/20	$12,659	$12,878
6/30/20	$12,756	$12,919
7/31/20	$12,918	$13,012
8/31/20	$12,926	$12,919
9/30/20	$13,028	$13,007
10/31/20	$13,108	$13,047
11/30/20	$13,176	$13,077
12/31/20	$13,292	$13,130
1/31/21	$13,264	$13,072
2/28/21	$13,095	$12,855
3/31/21	$13,116	$12,880
4/30/21	$13,090	$12,867
5/31/21	$13,112	$12,883
6/30/21	$13,105	$12,925
7/31/21	$13,235	$13,100
8/31/21	$13,208	$13,069
9/30/21	$13,082	$12,937
10/31/21	$12,993	$12,882
11/30/21	$13,073	$13,017
12/31/21	$13,019	$12,946
1/31/22	$12,918	$12,802
2/28/22	$12,709	$12,628
3/31/22	$12,515	$12,422
4/30/22	$12,260	$12,188
5/31/22	$12,140	$12,099
6/30/22	$11,903	$11,924
7/31/22	$12,198	$12,245
8/31/22	$11,921	$11,934
9/30/22	$11,594	$11,661
10/31/22	$11,671	$11,719
11/30/22	$11,871	$11,903
12/31/22	$11,685	$11,682
1/31/23	$11,935	$11,880
2/28/23	$11,831	$11,779
3/31/23	$11,997	$12,016
4/30/23	$12,031	$12,066
5/31/23	$12,030	$12,084
6/30/23	$12,053	$12,104
7/31/23	$12,100	$12,113
8/31/23	$12,126	$12,147
9/30/23	$12,015	$12,010
10/31/23	$11,988	$12,006
11/30/23	$12,321	$12,318
12/31/23	$12,726	$12,653
1/31/24	$12,695	$12,634
2/29/24	$12,692	$12,616
3/31/24	$12,876	$12,727
4/30/24	$12,759	$12,610
5/31/24	$12,807	$12,638
6/30/24	$12,878	$12,741

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	6.85%	0.68%	2.56%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	5.26%	0.51%	2.45%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$525,231
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	315%
Total Net Advisory Fees Paid During the Reporting Period	$689
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	74.7%
Japan	13.9%
United Kingdom	6.8%
Cayman Islands	5.3%
Canada	3.9%
South Korea	3.4%
Ireland	2.3%
France	2.0%
Saudi Arabia	1.6%
Spain	1.4%
Malaysia	1.3%
Switzerland	1.2%
China	1.2%
Other Countries	7.1%
Other Investments	1.6%
Other Assets and Liabilities, Net	(27.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2101SARTSR_063024

Institutional Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.02%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly non-agency mortgage-backed securities and high-quality collateralized loan obligations, contributed to relative performance, as spreads tightened.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
6/30/14	$10,000	$10,000
7/31/14	$10,092	$10,053
8/31/14	$10,251	$10,185
9/30/14	$10,246	$10,182
10/31/14	$10,327	$10,238
11/30/14	$10,463	$10,353
12/31/14	$10,577	$10,446
1/31/15	$10,789	$10,627
2/28/15	$10,805	$10,586
3/31/15	$10,858	$10,656
4/30/15	$10,733	$10,575
5/31/15	$10,590	$10,515
6/30/15	$10,406	$10,372
7/31/15	$10,586	$10,501
8/31/15	$10,500	$10,465
9/30/15	$10,550	$10,525
10/31/15	$10,630	$10,580
11/30/15	$10,699	$10,612
12/31/15	$10,624	$10,588
1/31/16	$10,731	$10,756
2/29/16	$10,788	$10,883
3/31/16	$10,899	$10,960
4/30/16	$10,911	$10,957
5/31/16	$10,985	$11,037
6/30/16	$11,229	$11,258
7/31/16	$11,350	$11,320
8/31/16	$11,388	$11,315
9/30/16	$11,423	$11,317
10/31/16	$11,336	$11,187
11/30/16	$11,231	$11,065
12/31/16	$11,328	$11,107
1/31/17	$11,249	$11,011
2/28/17	$11,399	$11,120
3/31/17	$11,386	$11,113
4/30/17	$11,426	$11,180
5/31/17	$11,465	$11,228
6/30/17	$11,424	$11,178
7/31/17	$11,474	$11,204
8/31/17	$11,576	$11,308
9/30/17	$11,554	$11,255
10/31/17	$11,637	$11,333
11/30/17	$11,679	$11,377
12/31/17	$11,659	$11,382
1/31/18	$11,668	$11,337
2/28/18	$11,699	$11,373
3/31/18	$11,808	$11,489
4/30/18	$11,798	$11,478
5/31/18	$11,813	$11,494
6/30/18	$11,851	$11,544
7/31/18	$11,879	$11,542
8/31/18	$11,865	$11,548
9/30/18	$11,856	$11,525
10/31/18	$11,883	$11,558
11/30/18	$11,878	$11,608
12/31/18	$11,924	$11,743
1/31/19	$12,083	$11,862
2/28/19	$12,122	$11,889
3/31/19	$12,274	$12,090
4/30/19	$12,295	$12,095
5/31/19	$12,420	$12,240
6/30/19	$12,606	$12,422
7/31/19	$12,727	$12,574
8/31/19	$12,918	$12,827
9/30/19	$12,859	$12,774
10/31/19	$12,806	$12,700
11/30/19	$12,759	$12,676
12/31/19	$12,778	$12,632
1/31/20	$12,978	$12,849
2/29/20	$12,996	$12,951
3/31/20	$12,470	$12,696
4/30/20	$12,745	$12,876
5/31/20	$12,847	$12,878
6/30/20	$12,947	$12,919
7/31/20	$13,115	$13,012
8/31/20	$13,126	$12,919
9/30/20	$13,232	$13,007
10/31/20	$13,316	$13,047
11/30/20	$13,388	$13,077
12/31/20	$13,509	$13,130
1/31/21	$13,483	$13,072
2/28/21	$13,314	$12,855
3/31/21	$13,338	$12,880
4/30/21	$13,315	$12,867
5/31/21	$13,339	$12,883
6/30/21	$13,335	$12,925
7/31/21	$13,471	$13,100
8/31/21	$13,446	$13,069
9/30/21	$13,320	$12,937
10/31/21	$13,232	$12,882
11/30/21	$13,316	$13,017
12/31/21	$13,264	$12,946
1/31/22	$13,164	$12,802
2/28/22	$12,954	$12,628
3/31/22	$12,758	$12,422
4/30/22	$12,501	$12,188
5/31/22	$12,381	$12,099
6/30/22	$12,142	$11,924
7/31/22	$12,446	$12,245
8/31/22	$12,166	$11,934
9/30/22	$11,835	$11,661
10/31/22	$11,916	$11,719
11/30/22	$12,122	$11,903
12/31/22	$11,935	$11,682
1/31/23	$12,193	$11,880
2/28/23	$12,089	$11,779
3/31/23	$12,261	$12,016
4/30/23	$12,298	$12,066
5/31/23	$12,301	$12,084
6/30/23	$12,326	$12,104
7/31/23	$12,377	$12,113
8/31/23	$12,406	$12,147
9/30/23	$12,295	$12,010
10/31/23	$12,270	$12,006
11/30/23	$12,614	$12,318
12/31/23	$13,031	$12,653
1/31/24	$13,002	$12,634
2/29/24	$13,001	$12,616
3/31/24	$13,192	$12,727
4/30/24	$13,076	$12,610
5/31/24	$13,127	$12,638
6/30/24	$13,202	$12,741

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	7.11%	0.93%	2.82%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	5.26%	0.51%	2.45%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$525,231
# of Portfolio Holdings	1,083
Portfolio Turnover Rate	315%
Total Net Advisory Fees Paid During the Reporting Period	$689
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	74.7%
Japan	13.9%
United Kingdom	6.8%
Cayman Islands	5.3%
Canada	3.9%
South Korea	3.4%
Ireland	2.3%
France	2.0%
Saudi Arabia	1.6%
Spain	1.4%
Malaysia	1.3%
Switzerland	1.2%
China	1.2%
Other Countries	7.1%
Other Investments	1.6%
Other Assets and Liabilities, Net	(27.7%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0595SARTSR_063024

Administrative Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$54	1.12%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly high-quality collateralized loan obligations and non-agency mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,910	$9,865
8/31/14	$10,025	$9,882
9/30/14	$9,602	$9,462
10/31/14	$9,549	$9,397
11/30/14	$9,447	$9,291
12/31/14	$9,366	$9,179
1/31/15	$9,298	$9,010
2/28/15	$9,280	$8,940
3/31/15	$9,125	$8,754
4/30/15	$9,325	$8,943
5/31/15	$8,955	$8,673
6/30/15	$8,843	$8,681
7/31/15	$8,769	$8,668
8/31/15	$8,691	$8,699
9/30/15	$8,701	$8,736
10/31/15	$8,818	$8,764
11/30/15	$8,683	$8,521
12/31/15	$8,703	$8,626
1/31/16	$8,656	$8,669
2/29/16	$8,888	$8,972
3/31/16	$9,295	$9,339
4/30/16	$9,517	$9,529
5/31/16	$9,277	$9,302
6/30/16	$9,609	$9,657
7/31/16	$9,730	$9,736
8/31/16	$9,693	$9,658
9/30/16	$9,790	$9,756
10/31/16	$9,403	$9,331
11/30/16	$8,999	$8,840
12/31/16	$8,965	$8,755
1/31/17	$9,179	$8,919
2/28/17	$9,237	$8,945
3/31/17	$9,268	$8,972
4/30/17	$9,336	$9,100
5/31/17	$9,487	$9,299
6/30/17	$9,576	$9,290
7/31/17	$9,886	$9,539
8/31/17	$9,957	$9,641
9/30/17	$9,863	$9,520
10/31/17	$9,762	$9,449
11/30/17	$9,883	$9,649
12/31/17	$9,936	$9,675
1/31/18	$10,336	$9,969
2/28/18	$10,158	$9,884
3/31/18	$10,262	$10,026
4/30/18	$9,993	$9,798
5/31/18	$9,854	$9,615
6/30/18	$9,793	$9,548
7/31/18	$9,835	$9,513
8/31/18	$9,691	$9,484
9/30/18	$9,712	$9,382
10/31/18	$9,501	$9,252
11/30/18	$9,544	$9,262
12/31/18	$9,541	$9,467
1/31/19	$9,844	$9,644
2/28/19	$9,769	$9,543
3/31/19	$9,816	$9,611
4/30/19	$9,783	$9,553
5/31/19	$9,814	$9,652
6/30/19	$10,114	$9,940
7/31/19	$9,971	$9,869
8/31/19	$10,020	$10,025
9/30/19	$9,953	$9,883
10/31/19	$10,065	$9,977
11/30/19	$9,941	$9,842
12/31/19	$10,211	$9,949
1/31/20	$10,187	$10,024
2/29/20	$10,069	$10,004
3/31/20	$9,258	$9,682
4/30/20	$9,554	$9,880
5/31/20	$9,769	$9,910
6/30/20	$9,978	$10,010
7/31/20	$10,479	$10,455
8/31/20	$10,661	$10,485
9/30/20	$10,521	$10,424
10/31/20	$10,574	$10,472
11/30/20	$10,937	$10,722
12/31/20	$11,311	$10,955
1/31/21	$11,200	$10,842
2/28/21	$10,951	$10,632
3/31/21	$10,757	$10,375
4/30/21	$10,941	$10,543
5/31/21	$11,069	$10,686
6/30/21	$10,835	$10,471
7/31/21	$10,958	$10,628
8/31/21	$10,888	$10,563
9/30/21	$10,635	$10,304
10/31/21	$10,552	$10,264
11/30/21	$10,491	$10,190
12/31/21	$10,461	$10,182
1/31/22	$10,297	$9,983
2/28/22	$10,135	$9,873
3/31/22	$9,791	$9,556
4/30/22	$9,117	$8,904
5/31/22	$9,118	$8,904
6/30/22	$8,658	$8,504
7/31/22	$8,821	$8,667
8/31/22	$8,376	$8,234
9/30/22	$7,846	$7,751
10/31/22	$7,858	$7,740
11/30/22	$8,413	$8,172
12/31/22	$8,476	$8,279
1/31/23	$8,789	$8,567
2/28/23	$8,418	$8,225
3/31/23	$8,707	$8,532
4/30/23	$8,722	$8,556
5/31/23	$8,481	$8,326
6/30/23	$8,508	$8,348
7/31/23	$8,631	$8,454
8/31/23	$8,463	$8,288
9/30/23	$8,189	$8,014
10/31/23	$8,114	$7,941
11/30/23	$8,557	$8,379
12/31/23	$9,002	$8,752
1/31/24	$8,777	$8,552
2/29/24	$8,708	$8,451
3/31/24	$8,782	$8,471
4/30/24	$8,546	$8,252
5/31/24	$8,673	$8,334
6/30/24	$8,607	$8,292

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	1.17%	(3.18%)	(1.49%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(0.66%)	(3.56%)	(1.86%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$22,511
# of Portfolio Holdings	691
Portfolio Turnover Rate	343%
Total Net Advisory Fees Paid During the Reporting Period	$29
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	78.7%
Japan	11.0%
Cayman Islands	6.0%
United Kingdom	5.3%
Canada	3.2%
South Korea	3.1%
Italy	2.0%
Spain	2.0%
France	1.9%
Saudi Arabia	1.7%
Ireland	1.3%
Malaysia	1.3%
China	1.1%
Singapore	1.0%
Other Countries	6.0%
Other Investments	0.0%
Other Assets and Liabilities, Net	(25.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1856SARTSR_063024

Advisor Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$59	1.22%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly high-quality collateralized loan obligations and non-agency mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,909	$9,865
8/31/14	$10,024	$9,882
9/30/14	$9,600	$9,462
10/31/14	$9,545	$9,397
11/30/14	$9,443	$9,291
12/31/14	$9,361	$9,179
1/31/15	$9,293	$9,010
2/28/15	$9,274	$8,940
3/31/15	$9,118	$8,754
4/30/15	$9,317	$8,943
5/31/15	$8,947	$8,673
6/30/15	$8,835	$8,681
7/31/15	$8,759	$8,668
8/31/15	$8,681	$8,699
9/30/15	$8,690	$8,736
10/31/15	$8,806	$8,764
11/30/15	$8,671	$8,521
12/31/15	$8,690	$8,626
1/31/16	$8,642	$8,669
2/29/16	$8,873	$8,972
3/31/16	$9,279	$9,339
4/30/16	$9,500	$9,529
5/31/16	$9,259	$9,302
6/30/16	$9,589	$9,657
7/31/16	$9,709	$9,736
8/31/16	$9,672	$9,658
9/30/16	$9,768	$9,756
10/31/16	$9,381	$9,331
11/30/16	$8,978	$8,840
12/31/16	$8,942	$8,755
1/31/17	$9,155	$8,919
2/28/17	$9,213	$8,945
3/31/17	$9,242	$8,972
4/30/17	$9,310	$9,100
5/31/17	$9,459	$9,299
6/30/17	$9,548	$9,290
7/31/17	$9,856	$9,539
8/31/17	$9,925	$9,641
9/30/17	$9,831	$9,520
10/31/17	$9,730	$9,449
11/30/17	$9,849	$9,649
12/31/17	$9,901	$9,675
1/31/18	$10,299	$9,969
2/28/18	$10,121	$9,884
3/31/18	$10,224	$10,026
4/30/18	$9,954	$9,798
5/31/18	$9,816	$9,615
6/30/18	$9,754	$9,548
7/31/18	$9,795	$9,513
8/31/18	$9,650	$9,484
9/30/18	$9,671	$9,382
10/31/18	$9,459	$9,252
11/30/18	$9,502	$9,262
12/31/18	$9,498	$9,467
1/31/19	$9,799	$9,644
2/28/19	$9,724	$9,543
3/31/19	$9,769	$9,611
4/30/19	$9,736	$9,553
5/31/19	$9,765	$9,652
6/30/19	$10,064	$9,940
7/31/19	$9,920	$9,869
8/31/19	$9,968	$10,025
9/30/19	$9,900	$9,883
10/31/19	$10,012	$9,977
11/30/19	$9,887	$9,842
12/31/19	$10,155	$9,949
1/31/20	$10,130	$10,024
2/29/20	$10,012	$10,004
3/31/20	$9,205	$9,682
4/30/20	$9,499	$9,880
5/31/20	$9,712	$9,910
6/30/20	$9,918	$10,010
7/31/20	$10,416	$10,455
8/31/20	$10,596	$10,485
9/30/20	$10,455	$10,424
10/31/20	$10,507	$10,472
11/30/20	$10,867	$10,722
12/31/20	$11,238	$10,955
1/31/21	$11,126	$10,842
2/28/21	$10,878	$10,632
3/31/21	$10,685	$10,375
4/30/21	$10,866	$10,543
5/31/21	$10,992	$10,686
6/30/21	$10,760	$10,471
7/31/21	$10,881	$10,628
8/31/21	$10,810	$10,563
9/30/21	$10,558	$10,304
10/31/21	$10,474	$10,264
11/30/21	$10,413	$10,190
12/31/21	$10,382	$10,182
1/31/22	$10,219	$9,983
2/28/22	$10,057	$9,873
3/31/22	$9,715	$9,556
4/30/22	$9,045	$8,904
5/31/22	$9,045	$8,904
6/30/22	$8,589	$8,504
7/31/22	$8,749	$8,667
8/31/22	$8,307	$8,234
9/30/22	$7,781	$7,751
10/31/22	$7,792	$7,740
11/30/22	$8,342	$8,172
12/31/22	$8,403	$8,279
1/31/23	$8,713	$8,567
2/28/23	$8,345	$8,225
3/31/23	$8,630	$8,532
4/30/23	$8,645	$8,556
5/31/23	$8,405	$8,326
6/30/23	$8,431	$8,348
7/31/23	$8,552	$8,454
8/31/23	$8,385	$8,288
9/30/23	$8,113	$8,014
10/31/23	$8,038	$7,941
11/30/23	$8,476	$8,379
12/31/23	$8,916	$8,752
1/31/24	$8,693	$8,552
2/29/24	$8,624	$8,451
3/31/24	$8,697	$8,471
4/30/24	$8,462	$8,252
5/31/24	$8,587	$8,334
6/30/24	$8,521	$8,292

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	1.07%	(3.27%)	(1.59%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(0.66%)	(3.56%)	(1.86%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$22,511
# of Portfolio Holdings	691
Portfolio Turnover Rate	343%
Total Net Advisory Fees Paid During the Reporting Period	$29
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	78.7%
Japan	11.0%
Cayman Islands	6.0%
United Kingdom	5.3%
Canada	3.2%
South Korea	3.1%
Italy	2.0%
Spain	2.0%
France	1.9%
Saudi Arabia	1.7%
Ireland	1.3%
Malaysia	1.3%
China	1.1%
Singapore	1.0%
Other Countries	6.0%
Other Investments	0.0%
Other Assets and Liabilities, Net	(25.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1946SARTSR_063024

Institutional Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO International Bond Portfolio (Unhedged) (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$47	0.97%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Underweight exposure to duration in the U.S. contributed to relative performance, as yields rose.

• Long exposure to senior securitized assets, particularly high-quality collateralized loan obligations and non-agency mortgage-backed securities, contributed to relative performance, as spreads tightened.

• Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

• Overweight exposure to duration in the U.K. detracted from relative performance, as yields rose.

• Overweight exposure to duration in the eurozone, particularly in April 2024, detracted from relative performance, as yields rose.

• Underweight exposure to duration in China detracted from relative performance, as yields fell.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Unhedged) Index
6/30/14	$10,000	$10,000
7/31/14	$9,911	$9,865
8/31/14	$10,028	$9,882
9/30/14	$9,606	$9,462
10/31/14	$9,554	$9,397
11/30/14	$9,454	$9,291
12/31/14	$9,374	$9,179
1/31/15	$9,308	$9,010
2/28/15	$9,291	$8,940
3/31/15	$9,138	$8,754
4/30/15	$9,339	$8,943
5/31/15	$8,971	$8,673
6/30/15	$8,860	$8,681
7/31/15	$8,787	$8,668
8/31/15	$8,710	$8,699
9/30/15	$8,721	$8,736
10/31/15	$8,840	$8,764
11/30/15	$8,706	$8,521
12/31/15	$8,727	$8,626
1/31/16	$8,681	$8,669
2/29/16	$8,914	$8,972
3/31/16	$9,324	$9,339
4/30/16	$9,547	$9,529
5/31/16	$9,307	$9,302
6/30/16	$9,641	$9,657
7/31/16	$9,764	$9,736
8/31/16	$9,728	$9,658
9/30/16	$9,827	$9,756
10/31/16	$9,440	$9,331
11/30/16	$9,036	$8,840
12/31/16	$9,003	$8,755
1/31/17	$9,219	$8,919
2/28/17	$9,278	$8,945
3/31/17	$9,310	$8,972
4/30/17	$9,380	$9,100
5/31/17	$9,533	$9,299
6/30/17	$9,623	$9,290
7/31/17	$9,935	$9,539
8/31/17	$10,007	$9,641
9/30/17	$9,914	$9,520
10/31/17	$9,814	$9,449
11/30/17	$9,936	$9,649
12/31/17	$9,989	$9,675
1/31/18	$10,392	$9,969
2/28/18	$10,215	$9,884
3/31/18	$10,321	$10,026
4/30/18	$10,051	$9,798
5/31/18	$9,913	$9,615
6/30/18	$9,853	$9,548
7/31/18	$9,896	$9,513
8/31/18	$9,751	$9,484
9/30/18	$9,774	$9,382
10/31/18	$9,562	$9,252
11/30/18	$9,606	$9,262
12/31/18	$9,605	$9,467
1/31/19	$9,911	$9,644
2/28/19	$9,836	$9,543
3/31/19	$9,885	$9,611
4/30/19	$9,852	$9,553
5/31/19	$9,884	$9,652
6/30/19	$10,188	$9,940
7/31/19	$10,045	$9,869
8/31/19	$10,096	$10,025
9/30/19	$10,029	$9,883
10/31/19	$10,144	$9,977
11/30/19	$10,020	$9,842
12/31/19	$10,294	$9,949
1/31/20	$10,271	$10,024
2/29/20	$10,153	$10,004
3/31/20	$9,336	$9,682
4/30/20	$9,636	$9,880
5/31/20	$9,854	$9,910
6/30/20	$10,066	$10,010
7/31/20	$10,573	$10,455
8/31/20	$10,758	$10,485
9/30/20	$10,618	$10,424
10/31/20	$10,672	$10,472
11/30/20	$11,040	$10,722
12/31/20	$11,419	$10,955
1/31/21	$11,307	$10,842
2/28/21	$11,057	$10,632
3/31/21	$10,863	$10,375
4/30/21	$11,049	$10,543
5/31/21	$11,180	$10,686
6/30/21	$10,946	$10,471
7/31/21	$11,071	$10,628
8/31/21	$11,002	$10,563
9/30/21	$10,747	$10,304
10/31/21	$10,665	$10,264
11/30/21	$10,604	$10,190
12/31/21	$10,576	$10,182
1/31/22	$10,412	$9,983
2/28/22	$10,248	$9,873
3/31/22	$9,902	$9,556
4/30/22	$9,221	$8,904
5/31/22	$9,223	$8,904
6/30/22	$8,760	$8,504
7/31/22	$8,925	$8,667
8/31/22	$8,477	$8,234
9/30/22	$7,941	$7,751
10/31/22	$7,954	$7,740
11/30/22	$8,517	$8,172
12/31/22	$8,582	$8,279
1/31/23	$8,900	$8,567
2/28/23	$8,526	$8,225
3/31/23	$8,819	$8,532
4/30/23	$8,836	$8,556
5/31/23	$8,593	$8,326
6/30/23	$8,621	$8,348
7/31/23	$8,747	$8,454
8/31/23	$8,578	$8,288
9/30/23	$8,301	$8,014
10/31/23	$8,226	$7,941
11/30/23	$8,676	$8,379
12/31/23	$9,129	$8,752
1/31/24	$8,902	$8,552
2/29/24	$8,833	$8,451
3/31/24	$8,909	$8,471
4/30/24	$8,670	$8,252
5/31/24	$8,801	$8,334
6/30/24	$8,735	$8,292

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	1.33%	(3.03%)	(1.34%)
Bloomberg Global Aggregate ex-USD (USD Unhedged) Index	(0.66%)	(3.56%)	(1.86%)

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$22,511
# of Portfolio Holdings	691
Portfolio Turnover Rate	343%
Total Net Advisory Fees Paid During the Reporting Period	$29
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Assets)Footnote Reference*

United States	78.7%
Japan	11.0%
Cayman Islands	6.0%
United Kingdom	5.3%
Canada	3.2%
South Korea	3.1%
Italy	2.0%
Spain	2.0%
France	1.9%
Saudi Arabia	1.7%
Ireland	1.3%
Malaysia	1.3%
China	1.1%
Singapore	1.0%
Other Countries	6.0%
Other Investments	0.0%
Other Assets and Liabilities, Net	(25.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any,valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO International Bond Portfolio (Unhedged)

Semi-Annual Shareholder Report |

June 30, 2024

PVIT2052SARTSR_063024

Administrative Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$127	2.62%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• Out-of-benchmark exposure to agency residential mortgage-backed securities slightly detracted from performance, as the strategy underperformed like-duration treasuries.

• There were no other material contributors or detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,052	$9,975	$10,055
8/31/14	$10,464	$10,085	$10,463
9/30/14	$10,261	$10,017	$10,269
10/31/14	$10,518	$10,115	$10,551
11/30/14	$10,812	$10,187	$10,843
12/31/14	$11,073	$10,196	$11,154
1/31/15	$12,036	$10,410	$12,108
2/28/15	$11,381	$10,312	$11,461
3/31/15	$11,508	$10,360	$11,595
4/30/15	$11,164	$10,323	$11,235
5/31/15	$10,934	$10,298	$11,056
6/30/15	$10,546	$10,186	$10,633
7/31/15	$10,984	$10,257	$11,005
8/31/15	$10,903	$10,242	$11,003
9/30/15	$11,091	$10,311	$11,172
10/31/15	$11,054	$10,313	$11,111
11/30/15	$10,962	$10,286	$11,020
12/31/15	$10,919	$10,252	$11,018
1/31/16	$11,479	$10,393	$11,572
2/29/16	$11,798	$10,467	$11,917
3/31/16	$11,799	$10,563	$11,917
4/30/16	$11,744	$10,604	$11,857
5/31/16	$11,804	$10,607	$11,951
6/30/16	$12,562	$10,797	$12,685
7/31/16	$12,809	$10,865	$12,969
8/31/16	$12,658	$10,853	$12,846
9/30/16	$12,515	$10,847	$12,639
10/31/16	$12,000	$10,764	$12,124
11/30/16	$11,038	$10,509	$11,224
12/31/16	$10,992	$10,524	$11,165
1/31/17	$11,068	$10,544	$11,208
2/28/17	$11,250	$10,615	$11,383
3/31/17	$11,187	$10,610	$11,320
4/30/17	$11,380	$10,692	$11,495
5/31/17	$11,584	$10,774	$11,722
6/30/17	$11,655	$10,763	$11,769
7/31/17	$11,597	$10,809	$11,696
8/31/17	$11,976	$10,906	$12,098
9/30/17	$11,705	$10,854	$11,837
10/31/17	$11,697	$10,861	$11,828
11/30/17	$11,778	$10,847	$11,913
12/31/17	$11,977	$10,897	$12,117
1/31/18	$11,588	$10,771	$11,726
2/28/18	$11,236	$10,669	$11,374
3/31/18	$11,555	$10,737	$11,718
4/30/18	$11,302	$10,658	$11,490
5/31/18	$11,523	$10,734	$11,733
6/30/18	$11,566	$10,720	$11,754
7/31/18	$11,411	$10,723	$11,581
8/31/18	$11,565	$10,792	$11,764
9/30/18	$11,248	$10,722	$11,415
10/31/18	$10,941	$10,638	$11,068
11/30/18	$11,134	$10,701	$11,277
12/31/18	$11,692	$10,898	$11,894
1/31/19	$11,762	$11,014	$11,974
2/28/19	$11,610	$11,007	$11,828
3/31/19	$12,230	$11,219	$12,449
4/30/19	$11,991	$11,221	$12,226
5/31/19	$12,746	$11,421	$13,026
6/30/19	$12,860	$11,564	$13,200
7/31/19	$12,892	$11,589	$13,221
8/31/19	$14,219	$11,890	$14,609
9/30/19	$13,861	$11,826	$14,245
10/31/19	$13,718	$11,862	$14,123
11/30/19	$13,667	$11,856	$14,050
12/31/19	$13,249	$11,848	$13,658
1/31/20	$14,197	$12,076	$14,592
2/29/20	$15,113	$12,293	$15,570
3/31/20	$16,002	$12,221	$16,513
4/30/20	$16,235	$12,438	$16,847
5/31/20	$15,936	$12,496	$16,532
6/30/20	$16,004	$12,575	$16,554
7/31/20	$16,674	$12,762	$17,253
8/31/20	$15,920	$12,659	$16,509
9/30/20	$16,013	$12,652	$16,573
10/31/20	$15,469	$12,596	$16,074
11/30/20	$15,720	$12,720	$16,267
12/31/20	$15,553	$12,737	$16,075
1/31/21	$15,087	$12,646	$15,495
2/28/21	$14,284	$12,463	$14,633
3/31/21	$13,537	$12,308	$13,903
4/30/21	$13,865	$12,405	$14,227
5/31/21	$13,861	$12,445	$14,291
6/30/21	$14,400	$12,533	$14,802
7/31/21	$14,902	$12,673	$15,342
8/31/21	$14,866	$12,649	$15,309
9/30/21	$14,450	$12,539	$14,871
10/31/21	$14,704	$12,536	$15,148
11/30/21	$15,089	$12,573	$15,550
12/31/21	$14,809	$12,541	$15,328
1/31/22	$14,288	$12,271	$14,694
2/28/22	$14,085	$12,134	$14,479
3/31/22	$13,395	$11,797	$13,706
4/30/22	$12,253	$11,349	$12,488
5/31/22	$12,009	$11,422	$12,251
6/30/22	$11,815	$11,243	$12,071
7/31/22	$12,141	$11,518	$12,393
8/31/22	$11,586	$11,192	$11,844
9/30/22	$10,657	$10,709	$10,908
10/31/22	$10,058	$10,570	$10,303
11/30/22	$10,786	$10,959	$11,032
12/31/22	$10,533	$10,909	$10,844
1/31/23	$11,279	$11,245	$11,539
2/28/23	$10,759	$10,954	$10,992
3/31/23	$11,269	$11,232	$11,513
4/30/23	$11,329	$11,300	$11,573
5/31/23	$11,012	$11,177	$11,249
6/30/23	$11,036	$11,137	$11,247
7/31/23	$10,796	$11,130	$11,004
8/31/23	$10,506	$11,059	$10,697
9/30/23	$9,736	$10,778	$9,917
10/31/23	$9,252	$10,607	$9,427
11/30/23	$10,109	$11,088	$10,290
12/31/23	$10,953	$11,512	$11,176
1/31/24	$10,764	$11,481	$10,930
2/29/24	$10,522	$11,318	$10,681
3/31/24	$10,658	$11,423	$10,812
4/30/24	$10,019	$11,134	$10,154
5/31/24	$10,311	$11,323	$10,444
6/30/24	$10,459	$11,430	$10,616

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	(5.23%)	(4.05%)	0.45%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg Long-Term Treasury Index	(5.61%)	(4.26%)	0.60%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$449,000
# of Portfolio Holdings	302
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$500
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	122.5%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	4.4%
Affiliated Investments	3.2%
Asset-Backed Securities	0.6%
Short-Term Investments	31.2%
Other Investments	0.7%
Other Assets and Liabilities, Net	(80.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0341SARTSR_063024

Advisor Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$132	2.72%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• Out-of-benchmark exposure to agency residential mortgage-backed securities slightly detracted from performance, as the strategy underperformed like-duration treasuries.

• There were no other material contributors or detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,051	$9,975	$10,055
8/31/14	$10,462	$10,085	$10,463
9/30/14	$10,258	$10,017	$10,269
10/31/14	$10,513	$10,115	$10,551
11/30/14	$10,806	$10,187	$10,843
12/31/14	$11,066	$10,196	$11,154
1/31/15	$12,031	$10,410	$12,108
2/28/15	$11,379	$10,312	$11,461
3/31/15	$11,505	$10,360	$11,595
4/30/15	$11,160	$10,323	$11,235
5/31/15	$10,928	$10,298	$11,056
6/30/15	$10,540	$10,186	$10,633
7/31/15	$10,977	$10,257	$11,005
8/31/15	$10,895	$10,242	$11,003
9/30/15	$11,082	$10,311	$11,172
10/31/15	$11,043	$10,313	$11,111
11/30/15	$10,949	$10,286	$11,020
12/31/15	$10,906	$10,252	$11,018
1/31/16	$11,465	$10,393	$11,572
2/29/16	$11,782	$10,467	$11,917
3/31/16	$11,783	$10,563	$11,917
4/30/16	$11,723	$10,604	$11,857
5/31/16	$11,782	$10,607	$11,951
6/30/16	$12,539	$10,797	$12,685
7/31/16	$12,783	$10,865	$12,969
8/31/16	$12,630	$10,853	$12,846
9/30/16	$12,487	$10,847	$12,639
10/31/16	$11,972	$10,764	$12,124
11/30/16	$11,011	$10,509	$11,224
12/31/16	$10,965	$10,524	$11,165
1/31/17	$11,040	$10,544	$11,208
2/28/17	$11,220	$10,615	$11,383
3/31/17	$11,156	$10,610	$11,320
4/30/17	$11,348	$10,692	$11,495
5/31/17	$11,550	$10,774	$11,722
6/30/17	$11,620	$10,763	$11,769
7/31/17	$11,561	$10,809	$11,696
8/31/17	$11,938	$10,906	$12,098
9/30/17	$11,667	$10,854	$11,837
10/31/17	$11,658	$10,861	$11,828
11/30/17	$11,738	$10,847	$11,913
12/31/17	$11,935	$10,897	$12,117
1/31/18	$11,547	$10,771	$11,726
2/28/18	$11,195	$10,669	$11,374
3/31/18	$11,512	$10,737	$11,718
4/30/18	$11,259	$10,658	$11,490
5/31/18	$11,478	$10,734	$11,733
6/30/18	$11,520	$10,720	$11,754
7/31/18	$11,365	$10,723	$11,581
8/31/18	$11,517	$10,792	$11,764
9/30/18	$11,200	$10,722	$11,415
10/31/18	$10,894	$10,638	$11,068
11/30/18	$11,085	$10,701	$11,277
12/31/18	$11,639	$10,898	$11,894
1/31/19	$11,709	$11,014	$11,974
2/28/19	$11,556	$11,007	$11,828
3/31/19	$12,172	$11,219	$12,449
4/30/19	$11,933	$11,221	$12,226
5/31/19	$12,684	$11,421	$13,026
6/30/19	$12,796	$11,564	$13,200
7/31/19	$12,827	$11,589	$13,221
8/31/19	$14,146	$11,890	$14,609
9/30/19	$13,789	$11,826	$14,245
10/31/19	$13,646	$11,862	$14,123
11/30/19	$13,594	$11,856	$14,050
12/31/19	$13,177	$11,848	$13,658
1/31/20	$14,119	$12,076	$14,592
2/29/20	$15,028	$12,293	$15,570
3/31/20	$15,911	$12,221	$16,513
4/30/20	$16,142	$12,438	$16,847
5/31/20	$15,843	$12,496	$16,532
6/30/20	$15,909	$12,575	$16,554
7/31/20	$16,574	$12,762	$17,253
8/31/20	$15,823	$12,659	$16,509
9/30/20	$15,914	$12,652	$16,573
10/31/20	$15,372	$12,596	$16,074
11/30/20	$15,620	$12,720	$16,267
12/31/20	$15,453	$12,737	$16,075
1/31/21	$14,989	$12,646	$15,495
2/28/21	$14,190	$12,463	$14,633
3/31/21	$13,447	$12,308	$13,903
4/30/21	$13,771	$12,405	$14,227
5/31/21	$13,766	$12,445	$14,291
6/30/21	$14,300	$12,533	$14,802
7/31/21	$14,798	$12,673	$15,342
8/31/21	$14,761	$12,649	$15,309
9/30/21	$14,347	$12,539	$14,871
10/31/21	$14,597	$12,536	$15,148
11/30/21	$14,978	$12,573	$15,550
12/31/21	$14,699	$12,541	$15,328
1/31/22	$14,181	$12,271	$14,694
2/28/22	$13,978	$12,134	$14,479
3/31/22	$13,292	$11,797	$13,706
4/30/22	$12,158	$11,349	$12,488
5/31/22	$11,915	$11,422	$12,251
6/30/22	$11,722	$11,243	$12,071
7/31/22	$12,044	$11,518	$12,393
8/31/22	$11,492	$11,192	$11,844
9/30/22	$10,570	$10,709	$10,908
10/31/22	$9,975	$10,570	$10,303
11/30/22	$10,696	$10,959	$11,032
12/31/22	$10,444	$10,909	$10,844
1/31/23	$11,183	$11,245	$11,539
2/28/23	$10,666	$10,954	$10,992
3/31/23	$11,171	$11,232	$11,513
4/30/23	$11,230	$11,300	$11,573
5/31/23	$10,914	$11,177	$11,249
6/30/23	$10,938	$11,137	$11,247
7/31/23	$10,699	$11,130	$11,004
8/31/23	$10,410	$11,059	$10,697
9/30/23	$9,647	$10,778	$9,917
10/31/23	$9,166	$10,607	$9,427
11/30/23	$10,015	$11,088	$10,290
12/31/23	$10,850	$11,512	$11,176
1/31/24	$10,662	$11,481	$10,930
2/29/24	$10,421	$11,318	$10,681
3/31/24	$10,555	$11,423	$10,812
4/30/24	$9,921	$11,134	$10,154
5/31/24	$10,210	$11,323	$10,444
6/30/24	$10,355	$11,430	$10,616

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	(5.32%)	(4.14%)	0.35%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg Long-Term Treasury Index	(5.61%)	(4.26%)	0.60%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$449,000
# of Portfolio Holdings	302
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$500
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	122.5%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	4.4%
Affiliated Investments	3.2%
Asset-Backed Securities	0.6%
Short-Term Investments	31.2%
Other Investments	0.7%
Other Assets and Liabilities, Net	(80.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1957SARTSR_063024

Institutional Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Long-Term U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$120	2.47%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• U.S. interest rate strategies overall, including duration, curve positioning and instrument selection, contributed to performance due to underweight exposure to duration, as U.S. Treasury yields rose.

• Out-of-benchmark exposure to U.S. Treasury Inflation-Protected Securities contributed to performance, as breakeven inflation rates rose.

• Out-of-benchmark exposure to agency residential mortgage-backed securities slightly detracted from performance, as the strategy underperformed like-duration treasuries.

• There were no other material contributors or detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg Long-Term Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,053	$9,975	$10,055
8/31/14	$10,467	$10,085	$10,463
9/30/14	$10,265	$10,017	$10,269
10/31/14	$10,523	$10,115	$10,551
11/30/14	$10,819	$10,187	$10,843
12/31/14	$11,082	$10,196	$11,154
1/31/15	$12,047	$10,410	$12,108
2/28/15	$11,392	$10,312	$11,461
3/31/15	$11,521	$10,360	$11,595
4/30/15	$11,178	$10,323	$11,235
5/31/15	$10,949	$10,298	$11,056
6/30/15	$10,562	$10,186	$10,633
7/31/15	$11,002	$10,257	$11,005
8/31/15	$10,922	$10,242	$11,003
9/30/15	$11,112	$10,311	$11,172
10/31/15	$11,076	$10,313	$11,111
11/30/15	$10,985	$10,286	$11,020
12/31/15	$10,943	$10,252	$11,018
1/31/16	$11,506	$10,393	$11,572
2/29/16	$11,827	$10,467	$11,917
3/31/16	$11,830	$10,563	$11,917
4/30/16	$11,776	$10,604	$11,857
5/31/16	$11,837	$10,607	$11,951
6/30/16	$12,600	$10,797	$12,685
7/31/16	$12,849	$10,865	$12,969
8/31/16	$12,698	$10,853	$12,846
9/30/16	$12,557	$10,847	$12,639
10/31/16	$12,041	$10,764	$12,124
11/30/16	$11,077	$10,509	$11,224
12/31/16	$11,033	$10,524	$11,165
1/31/17	$11,111	$10,544	$11,208
2/28/17	$11,294	$10,615	$11,383
3/31/17	$11,233	$10,610	$11,320
4/30/17	$11,428	$10,692	$11,495
5/31/17	$11,634	$10,774	$11,722
6/30/17	$11,707	$10,763	$11,769
7/31/17	$11,650	$10,809	$11,696
8/31/17	$12,032	$10,906	$12,098
9/30/17	$11,762	$10,854	$11,837
10/31/17	$11,755	$10,861	$11,828
11/30/17	$11,838	$10,847	$11,913
12/31/17	$12,039	$10,897	$12,117
1/31/18	$11,650	$10,771	$11,726
2/28/18	$11,297	$10,669	$11,374
3/31/18	$11,620	$10,737	$11,718
4/30/18	$11,367	$10,658	$11,490
5/31/18	$11,590	$10,734	$11,733
6/30/18	$11,635	$10,720	$11,754
7/31/18	$11,481	$10,723	$11,581
8/31/18	$11,637	$10,792	$11,764
9/30/18	$11,319	$10,722	$11,415
10/31/18	$11,012	$10,638	$11,068
11/30/18	$11,207	$10,701	$11,277
12/31/18	$11,770	$10,898	$11,894
1/31/19	$11,843	$11,014	$11,974
2/28/19	$11,691	$11,007	$11,828
3/31/19	$12,316	$11,219	$12,449
4/30/19	$12,077	$11,221	$12,226
5/31/19	$12,840	$11,421	$13,026
6/30/19	$12,956	$11,564	$13,200
7/31/19	$12,990	$11,589	$13,221
8/31/19	$14,329	$11,890	$14,609
9/30/19	$13,970	$11,826	$14,245
10/31/19	$13,827	$11,862	$14,123
11/30/19	$13,778	$11,856	$14,050
12/31/19	$13,358	$11,848	$13,658
1/31/20	$14,316	$12,076	$14,592
2/29/20	$15,240	$12,293	$15,570
3/31/20	$16,139	$12,221	$16,513
4/30/20	$16,377	$12,438	$16,847
5/31/20	$16,077	$12,496	$16,532
6/30/20	$16,148	$12,575	$16,554
7/31/20	$16,826	$12,762	$17,253
8/31/20	$16,066	$12,659	$16,509
9/30/20	$16,163	$12,652	$16,573
10/31/20	$15,615	$12,596	$16,074
11/30/20	$15,871	$12,720	$16,267
12/31/20	$15,704	$12,737	$16,075
1/31/21	$15,235	$12,646	$15,495
2/28/21	$14,426	$12,463	$14,633
3/31/21	$13,674	$12,308	$13,903
4/30/21	$14,006	$12,405	$14,227
5/31/21	$14,004	$12,445	$14,291
6/30/21	$14,550	$12,533	$14,802
7/31/21	$15,060	$12,673	$15,342
8/31/21	$15,025	$12,649	$15,309
9/30/21	$14,607	$12,539	$14,871
10/31/21	$14,865	$12,536	$15,148
11/30/21	$15,256	$12,573	$15,550
12/31/21	$14,975	$12,541	$15,328
1/31/22	$14,450	$12,271	$14,694
2/28/22	$14,246	$12,134	$14,479
3/31/22	$13,550	$11,797	$13,706
4/30/22	$12,397	$11,349	$12,488
5/31/22	$12,151	$11,422	$12,251
6/30/22	$11,957	$11,243	$12,071
7/31/22	$12,288	$11,518	$12,393
8/31/22	$11,727	$11,192	$11,844
9/30/22	$10,789	$10,709	$10,908
10/31/22	$10,183	$10,570	$10,303
11/30/22	$10,922	$10,959	$11,032
12/31/22	$10,667	$10,909	$10,844
1/31/23	$11,424	$11,245	$11,539
2/28/23	$10,898	$10,954	$10,992
3/31/23	$11,416	$11,232	$11,513
4/30/23	$11,479	$11,300	$11,573
5/31/23	$11,159	$11,177	$11,249
6/30/23	$11,185	$11,137	$11,247
7/31/23	$10,943	$11,130	$11,004
8/31/23	$10,650	$11,059	$10,697
9/30/23	$9,871	$10,778	$9,917
10/31/23	$9,381	$10,607	$9,427
11/30/23	$10,252	$11,088	$10,290
12/31/23	$11,109	$11,512	$11,176
1/31/24	$10,919	$11,481	$10,930
2/29/24	$10,674	$11,318	$10,681
3/31/24	$10,814	$11,423	$10,812
4/30/24	$10,166	$11,134	$10,154
5/31/24	$10,465	$11,323	$10,444
6/30/24	$10,616	$11,430	$10,616

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	(5.09%)	(3.91%)	0.60%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg Long-Term Treasury Index	(5.61%)	(4.26%)	0.60%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$449,000
# of Portfolio Holdings	302
Portfolio Turnover Rate	79%
Total Net Advisory Fees Paid During the Reporting Period	$500
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	122.5%
U.S. Government Agencies	17.7%
Non-Agency Mortgage-Backed Securities	4.4%
Affiliated Investments	3.2%
Asset-Backed Securities	0.6%
Short-Term Investments	31.2%
Other Investments	0.7%
Other Assets and Liabilities, Net	(80.3%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO Long-Term U.S. Government Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0596SARTSR_063024

Administrative Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$34	0.67%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance, as spreads tightened.

• Selection within agency mortgage-backed securities contributed to relative performance, as contributions from income offset detractions due to spreads widening.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• A long bias to the Brazilian real versus the U.S. dollar detracted from relative performance, as the Brazilian real depreciated.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,954	$9,975	$9,992
8/31/14	$9,991	$10,085	$10,009
9/30/14	$9,972	$10,017	$10,003
10/31/14	$9,999	$10,115	$10,031
11/30/14	$10,030	$10,187	$10,045
12/31/14	$9,961	$10,196	$10,021
1/31/15	$10,004	$10,410	$10,071
2/28/15	$10,047	$10,312	$10,050
3/31/15	$10,044	$10,360	$10,073
4/30/15	$10,037	$10,323	$10,078
5/31/15	$10,042	$10,298	$10,085
6/30/15	$10,032	$10,186	$10,088
7/31/15	$10,037	$10,257	$10,093
8/31/15	$10,000	$10,242	$10,089
9/30/15	$9,968	$10,311	$10,119
10/31/15	$10,019	$10,313	$10,109
11/30/15	$10,020	$10,286	$10,084
12/31/15	$9,992	$10,252	$10,075
1/31/16	$10,009	$10,393	$10,136
2/29/16	$9,960	$10,467	$10,148
3/31/16	$10,033	$10,563	$10,166
4/30/16	$10,064	$10,604	$10,169
5/31/16	$10,070	$10,607	$10,158
6/30/16	$10,087	$10,797	$10,219
7/31/16	$10,094	$10,865	$10,213
8/31/16	$10,108	$10,853	$10,197
9/30/16	$10,142	$10,847	$10,208
10/31/16	$10,143	$10,764	$10,202
11/30/16	$10,079	$10,509	$10,161
12/31/16	$10,132	$10,524	$10,164
1/31/17	$10,141	$10,544	$10,177
2/28/17	$10,164	$10,615	$10,187
3/31/17	$10,160	$10,610	$10,191
4/30/17	$10,183	$10,692	$10,205
5/31/17	$10,195	$10,774	$10,217
6/30/17	$10,196	$10,763	$10,208
7/31/17	$10,236	$10,809	$10,230
8/31/17	$10,277	$10,906	$10,249
9/30/17	$10,278	$10,854	$10,233
10/31/17	$10,268	$10,861	$10,226
11/30/17	$10,258	$10,847	$10,206
12/31/17	$10,268	$10,897	$10,207
1/31/18	$10,248	$10,771	$10,178
2/28/18	$10,238	$10,669	$10,174
3/31/18	$10,251	$10,737	$10,194
4/30/18	$10,215	$10,658	$10,178
5/31/18	$10,231	$10,734	$10,215
6/30/18	$10,227	$10,720	$10,216
7/31/18	$10,253	$10,723	$10,216
8/31/18	$10,241	$10,792	$10,248
9/30/18	$10,257	$10,722	$10,236
10/31/18	$10,264	$10,638	$10,252
11/30/18	$10,277	$10,701	$10,287
12/31/18	$10,304	$10,898	$10,369
1/31/19	$10,368	$11,014	$10,396
2/28/19	$10,402	$11,007	$10,407
3/31/19	$10,437	$11,219	$10,471
4/30/19	$10,464	$11,221	$10,492
5/31/19	$10,546	$11,421	$10,566
6/30/19	$10,596	$11,564	$10,621
7/31/19	$10,580	$11,589	$10,609
8/31/19	$10,686	$11,890	$10,694
9/30/19	$10,697	$11,826	$10,682
10/31/19	$10,717	$11,862	$10,717
11/30/19	$10,696	$11,856	$10,714
12/31/19	$10,718	$11,848	$10,737
1/31/20	$10,810	$12,076	$10,795
2/29/20	$10,856	$12,293	$10,889
3/31/20	$10,719	$12,221	$11,038
4/30/20	$10,828	$12,438	$11,043
5/31/20	$10,892	$12,496	$11,050
6/30/20	$10,945	$12,575	$11,053
7/31/20	$10,963	$12,762	$11,064
8/31/20	$11,002	$12,659	$11,061
9/30/20	$10,999	$12,652	$11,064
10/31/20	$10,996	$12,596	$11,060
11/30/20	$11,022	$12,720	$11,065
12/31/20	$11,039	$12,737	$11,070
1/31/21	$11,054	$12,646	$11,072
2/28/21	$11,047	$12,463	$11,063
3/31/21	$11,030	$12,308	$11,065
4/30/21	$11,045	$12,405	$11,070
5/31/21	$11,059	$12,445	$11,078
6/30/21	$11,020	$12,533	$11,061
7/31/21	$11,035	$12,673	$11,079
8/31/21	$11,029	$12,649	$11,079
9/30/21	$11,035	$12,539	$11,068
10/31/21	$10,977	$12,536	$11,034
11/30/21	$10,952	$12,573	$11,036
12/31/21	$10,937	$12,541	$11,009
1/31/22	$10,846	$12,271	$10,936
2/28/22	$10,777	$12,134	$10,896
3/31/22	$10,581	$11,797	$10,751
4/30/22	$10,483	$11,349	$10,700
5/31/22	$10,547	$11,422	$10,759
6/30/22	$10,408	$11,243	$10,696
7/31/22	$10,453	$11,518	$10,732
8/31/22	$10,394	$11,192	$10,655
9/30/22	$10,251	$10,709	$10,530
10/31/22	$10,185	$10,570	$10,519
11/30/22	$10,273	$10,959	$10,585
12/31/22	$10,309	$10,909	$10,607
1/31/23	$10,422	$11,245	$10,680
2/28/23	$10,329	$10,954	$10,603
3/31/23	$10,469	$11,232	$10,772
4/30/23	$10,498	$11,300	$10,800
5/31/23	$10,464	$11,177	$10,762
6/30/23	$10,408	$11,137	$10,710
7/31/23	$10,469	$11,130	$10,748
8/31/23	$10,525	$11,059	$10,790
9/30/23	$10,516	$10,778	$10,789
10/31/23	$10,548	$10,607	$10,826
11/30/23	$10,685	$11,088	$10,936
12/31/23	$10,821	$11,512	$11,058
1/31/24	$10,877	$11,481	$11,101
2/29/24	$10,843	$11,318	$11,055
3/31/24	$10,880	$11,423	$11,091
4/30/24	$10,836	$11,134	$11,055
5/31/24	$10,921	$11,323	$11,131
6/30/24	$10,979	$11,430	$11,195

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	5.49%	0.71%	0.94%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.53%	1.06%	1.14%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,397,484
# of Portfolio Holdings	546
Portfolio Turnover Rate	161%
Total Net Advisory Fees Paid During the Reporting Period	$1,745
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	30.7%
U.S. Treasury Obligations	18.5%
Corporate Bonds & Notes	17.6%
Asset-Backed Securities	14.7%
Affiliated Investments	7.8%
Non-Agency Mortgage-Backed Securities	7.1%
Sovereign Issues	2.2%
Short-Term Investments	21.5%
Other Investments	0.4%
Other Assets and Liabilities, Net	(20.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0340SARTSR_063024

Advisor Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.77%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance, as spreads tightened.

• Selection within agency mortgage-backed securities contributed to relative performance, as contributions from income offset detractions due to spreads widening.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• A long bias to the Brazilian real versus the U.S. dollar detracted from relative performance, as the Brazilian real depreciated.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,953	$9,975	$9,992
8/31/14	$9,990	$10,085	$10,009
9/30/14	$9,969	$10,017	$10,003
10/31/14	$9,996	$10,115	$10,031
11/30/14	$10,025	$10,187	$10,045
12/31/14	$9,956	$10,196	$10,021
1/31/15	$9,999	$10,410	$10,071
2/28/15	$10,040	$10,312	$10,050
3/31/15	$10,036	$10,360	$10,073
4/30/15	$10,028	$10,323	$10,078
5/31/15	$10,033	$10,298	$10,085
6/30/15	$10,022	$10,186	$10,088
7/31/15	$10,026	$10,257	$10,093
8/31/15	$9,989	$10,242	$10,089
9/30/15	$9,956	$10,311	$10,119
10/31/15	$10,006	$10,313	$10,109
11/30/15	$10,005	$10,286	$10,084
12/31/15	$9,977	$10,252	$10,075
1/31/16	$9,993	$10,393	$10,136
2/29/16	$9,943	$10,467	$10,148
3/31/16	$10,015	$10,563	$10,166
4/30/16	$10,045	$10,604	$10,169
5/31/16	$10,051	$10,607	$10,158
6/30/16	$10,067	$10,797	$10,219
7/31/16	$10,073	$10,865	$10,213
8/31/16	$10,086	$10,853	$10,197
9/30/16	$10,119	$10,847	$10,208
10/31/16	$10,119	$10,764	$10,202
11/30/16	$10,055	$10,509	$10,161
12/31/16	$10,107	$10,524	$10,164
1/31/17	$10,115	$10,544	$10,177
2/28/17	$10,137	$10,615	$10,187
3/31/17	$10,132	$10,610	$10,191
4/30/17	$10,154	$10,692	$10,205
5/31/17	$10,165	$10,774	$10,217
6/30/17	$10,166	$10,763	$10,208
7/31/17	$10,204	$10,809	$10,230
8/31/17	$10,244	$10,906	$10,249
9/30/17	$10,245	$10,854	$10,233
10/31/17	$10,234	$10,861	$10,226
11/30/17	$10,224	$10,847	$10,206
12/31/17	$10,233	$10,897	$10,207
1/31/18	$10,211	$10,771	$10,178
2/28/18	$10,201	$10,669	$10,174
3/31/18	$10,213	$10,737	$10,194
4/30/18	$10,176	$10,658	$10,178
5/31/18	$10,191	$10,734	$10,215
6/30/18	$10,186	$10,720	$10,216
7/31/18	$10,212	$10,723	$10,216
8/31/18	$10,198	$10,792	$10,248
9/30/18	$10,214	$10,722	$10,236
10/31/18	$10,220	$10,638	$10,252
11/30/18	$10,232	$10,701	$10,287
12/31/18	$10,257	$10,898	$10,369
1/31/19	$10,321	$11,014	$10,396
2/28/19	$10,353	$11,007	$10,407
3/31/19	$10,388	$11,219	$10,471
4/30/19	$10,413	$11,221	$10,492
5/31/19	$10,494	$11,421	$10,566
6/30/19	$10,543	$11,564	$10,621
7/31/19	$10,527	$11,589	$10,609
8/31/19	$10,631	$11,890	$10,694
9/30/19	$10,641	$11,826	$10,682
10/31/19	$10,660	$11,862	$10,717
11/30/19	$10,638	$11,856	$10,714
12/31/19	$10,660	$11,848	$10,737
1/31/20	$10,749	$12,076	$10,795
2/29/20	$10,795	$12,293	$10,889
3/31/20	$10,658	$12,221	$11,038
4/30/20	$10,765	$12,438	$11,043
5/31/20	$10,828	$12,496	$11,050
6/30/20	$10,879	$12,575	$11,053
7/31/20	$10,897	$12,762	$11,064
8/31/20	$10,935	$12,659	$11,061
9/30/20	$10,931	$12,652	$11,064
10/31/20	$10,926	$12,596	$11,060
11/30/20	$10,952	$12,720	$11,065
12/31/20	$10,968	$12,737	$11,070
1/31/21	$10,981	$12,646	$11,072
2/28/21	$10,974	$12,463	$11,063
3/31/21	$10,956	$12,308	$11,065
4/30/21	$10,970	$12,405	$11,070
5/31/21	$10,983	$12,445	$11,078
6/30/21	$10,944	$12,533	$11,061
7/31/21	$10,957	$12,673	$11,079
8/31/21	$10,951	$12,649	$11,079
9/30/21	$10,956	$12,539	$11,068
10/31/21	$10,897	$12,536	$11,034
11/30/21	$10,871	$12,573	$11,036
12/31/21	$10,855	$12,541	$11,009
1/31/22	$10,764	$12,271	$10,936
2/28/22	$10,695	$12,134	$10,896
3/31/22	$10,499	$11,797	$10,751
4/30/22	$10,401	$11,349	$10,700
5/31/22	$10,464	$11,422	$10,759
6/30/22	$10,325	$11,243	$10,696
7/31/22	$10,369	$11,518	$10,732
8/31/22	$10,309	$11,192	$10,655
9/30/22	$10,167	$10,709	$10,530
10/31/22	$10,100	$10,570	$10,519
11/30/22	$10,187	$10,959	$10,585
12/31/22	$10,222	$10,909	$10,607
1/31/23	$10,333	$11,245	$10,680
2/28/23	$10,240	$10,954	$10,603
3/31/23	$10,378	$11,232	$10,772
4/30/23	$10,406	$11,300	$10,800
5/31/23	$10,371	$11,177	$10,762
6/30/23	$10,314	$11,137	$10,710
7/31/23	$10,375	$11,130	$10,748
8/31/23	$10,429	$11,059	$10,790
9/30/23	$10,419	$10,778	$10,789
10/31/23	$10,451	$10,607	$10,826
11/30/23	$10,585	$11,088	$10,936
12/31/23	$10,719	$11,512	$11,058
1/31/24	$10,774	$11,481	$11,101
2/29/24	$10,739	$11,318	$11,055
3/31/24	$10,774	$11,423	$11,091
4/30/24	$10,731	$11,134	$11,055
5/31/24	$10,813	$11,323	$11,131
6/30/24	$10,870	$11,430	$11,195

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	5.38%	0.61%	0.84%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.53%	1.06%	1.14%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,397,484
# of Portfolio Holdings	546
Portfolio Turnover Rate	161%
Total Net Advisory Fees Paid During the Reporting Period	$1,745
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	30.7%
U.S. Treasury Obligations	18.5%
Corporate Bonds & Notes	17.6%
Asset-Backed Securities	14.7%
Affiliated Investments	7.8%
Non-Agency Mortgage-Backed Securities	7.1%
Sovereign Issues	2.2%
Short-Term Investments	21.5%
Other Investments	0.4%
Other Assets and Liabilities, Net	(20.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1879SARTSR_063024

Institutional Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.52%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

• Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance, as spreads tightened.

• Selection within agency mortgage-backed securities contributed to relative performance, as contributions from income offset detractions due to spreads widening.

• A long bias to the Japanese yen versus the U.S. dollar detracted from relative performance, as the Japanese yen depreciated.

• A long bias to the Brazilian real versus the U.S. dollar detracted from relative performance, as the Brazilian real depreciated.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	ICE BofA 1-3 Year U.S. Treasury Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,955	$9,975	$9,992
8/31/14	$9,994	$10,085	$10,009
9/30/14	$9,976	$10,017	$10,003
10/31/14	$10,004	$10,115	$10,031
11/30/14	$10,036	$10,187	$10,045
12/31/14	$9,968	$10,196	$10,021
1/31/15	$10,013	$10,410	$10,071
2/28/15	$10,057	$10,312	$10,050
3/31/15	$10,055	$10,360	$10,073
4/30/15	$10,049	$10,323	$10,078
5/31/15	$10,056	$10,298	$10,085
6/30/15	$10,047	$10,186	$10,088
7/31/15	$10,054	$10,257	$10,093
8/31/15	$10,018	$10,242	$10,089
9/30/15	$9,987	$10,311	$10,119
10/31/15	$10,039	$10,313	$10,109
11/30/15	$10,041	$10,286	$10,084
12/31/15	$10,014	$10,252	$10,075
1/31/16	$10,033	$10,393	$10,136
2/29/16	$9,985	$10,467	$10,148
3/31/16	$10,059	$10,563	$10,166
4/30/16	$10,092	$10,604	$10,169
5/31/16	$10,099	$10,607	$10,158
6/30/16	$10,118	$10,797	$10,219
7/31/16	$10,126	$10,865	$10,213
8/31/16	$10,141	$10,853	$10,197
9/30/16	$10,176	$10,847	$10,208
10/31/16	$10,178	$10,764	$10,202
11/30/16	$10,116	$10,509	$10,161
12/31/16	$10,170	$10,524	$10,164
1/31/17	$10,181	$10,544	$10,177
2/28/17	$10,204	$10,615	$10,187
3/31/17	$10,202	$10,610	$10,191
4/30/17	$10,226	$10,692	$10,205
5/31/17	$10,239	$10,774	$10,217
6/30/17	$10,242	$10,763	$10,208
7/31/17	$10,283	$10,809	$10,230
8/31/17	$10,326	$10,906	$10,249
9/30/17	$10,328	$10,854	$10,233
10/31/17	$10,320	$10,861	$10,226
11/30/17	$10,311	$10,847	$10,206
12/31/17	$10,323	$10,897	$10,207
1/31/18	$10,303	$10,771	$10,178
2/28/18	$10,295	$10,669	$10,174
3/31/18	$10,309	$10,737	$10,194
4/30/18	$10,274	$10,658	$10,178
5/31/18	$10,291	$10,734	$10,215
6/30/18	$10,288	$10,720	$10,216
7/31/18	$10,316	$10,723	$10,216
8/31/18	$10,305	$10,792	$10,248
9/30/18	$10,323	$10,722	$10,236
10/31/18	$10,331	$10,638	$10,252
11/30/18	$10,345	$10,701	$10,287
12/31/18	$10,373	$10,898	$10,369
1/31/19	$10,440	$11,014	$10,396
2/28/19	$10,474	$11,007	$10,407
3/31/19	$10,512	$11,219	$10,471
4/30/19	$10,540	$11,221	$10,492
5/31/19	$10,624	$11,421	$10,566
6/30/19	$10,676	$11,564	$10,621
7/31/19	$10,661	$11,589	$10,609
8/31/19	$10,770	$11,890	$10,694
9/30/19	$10,782	$11,826	$10,682
10/31/19	$10,803	$11,862	$10,717
11/30/19	$10,783	$11,856	$10,714
12/31/19	$10,807	$11,848	$10,737
1/31/20	$10,900	$12,076	$10,795
2/29/20	$10,948	$12,293	$10,889
3/31/20	$10,812	$12,221	$11,038
4/30/20	$10,923	$12,438	$11,043
5/31/20	$10,989	$12,496	$11,050
6/30/20	$11,043	$12,575	$11,053
7/31/20	$11,064	$12,762	$11,064
8/31/20	$11,104	$12,659	$11,061
9/30/20	$11,102	$12,652	$11,064
10/31/20	$11,100	$12,596	$11,060
11/30/20	$11,129	$12,720	$11,065
12/31/20	$11,147	$12,737	$11,070
1/31/21	$11,163	$12,646	$11,072
2/28/21	$11,158	$12,463	$11,063
3/31/21	$11,142	$12,308	$11,065
4/30/21	$11,158	$12,405	$11,070
5/31/21	$11,174	$12,445	$11,078
6/30/21	$11,136	$12,533	$11,061
7/31/21	$11,153	$12,673	$11,079
8/31/21	$11,148	$12,649	$11,079
9/30/21	$11,156	$12,539	$11,068
10/31/21	$11,099	$12,536	$11,034
11/30/21	$11,074	$12,573	$11,036
12/31/21	$11,060	$12,541	$11,009
1/31/22	$10,970	$12,271	$10,936
2/28/22	$10,902	$12,134	$10,896
3/31/22	$10,704	$11,797	$10,751
4/30/22	$10,607	$11,349	$10,700
5/31/22	$10,673	$11,422	$10,759
6/30/22	$10,533	$11,243	$10,696
7/31/22	$10,580	$11,518	$10,732
8/31/22	$10,521	$11,192	$10,655
9/30/22	$10,379	$10,709	$10,530
10/31/22	$10,313	$10,570	$10,519
11/30/22	$10,404	$10,959	$10,585
12/31/22	$10,441	$10,909	$10,607
1/31/23	$10,557	$11,245	$10,680
2/28/23	$10,464	$10,954	$10,603
3/31/23	$10,607	$11,232	$10,772
4/30/23	$10,638	$11,300	$10,800
5/31/23	$10,605	$11,177	$10,762
6/30/23	$10,549	$11,137	$10,710
7/31/23	$10,613	$11,130	$10,748
8/31/23	$10,670	$11,059	$10,790
9/30/23	$10,663	$10,778	$10,789
10/31/23	$10,697	$10,607	$10,826
11/30/23	$10,837	$11,088	$10,936
12/31/23	$10,977	$11,512	$11,058
1/31/24	$11,035	$11,481	$11,101
2/29/24	$11,001	$11,318	$11,055
3/31/24	$11,040	$11,423	$11,091
4/30/24	$10,997	$11,134	$11,055
5/31/24	$11,084	$11,323	$11,131
6/30/24	$11,144	$11,430	$11,195

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	5.64%	0.86%	1.09%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
ICE BofA 1-3 Year U.S. Treasury Index	4.53%	1.06%	1.14%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,397,484
# of Portfolio Holdings	546
Portfolio Turnover Rate	161%
Total Net Advisory Fees Paid During the Reporting Period	$1,745
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	30.7%
U.S. Treasury Obligations	18.5%
Corporate Bonds & Notes	17.6%
Asset-Backed Securities	14.7%
Affiliated Investments	7.8%
Non-Agency Mortgage-Backed Securities	7.1%
Sovereign Issues	2.2%
Short-Term Investments	21.5%
Other Investments	0.4%
Other Assets and Liabilities, Net	(20.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO Low Duration Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0599SARTSR_063024

Administrative Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$51	1.03%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.S. breakeven inflation ("BEI"), the yield differential between nominal government bonds and like-maturity inflation-linked bonds, contributed to relative performance, as U.S. BEI moved higher.

• Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

• Exposure to securitized assets, including collateralized loan obligations and non-agency residential mortgage-backed securities,

    contributed to relative performance, as spreads broadly tightened across these sectors.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,000	$9,975	$10,003
8/31/14	$10,045	$10,085	$10,047
9/30/14	$9,767	$10,017	$9,796
10/31/14	$9,851	$10,115	$9,879
11/30/14	$9,882	$10,187	$9,905
12/31/14	$9,679	$10,196	$9,793
1/31/15	$10,019	$10,410	$10,101
2/28/15	$9,937	$10,312	$9,980
3/31/15	$9,847	$10,360	$9,933
4/30/15	$9,886	$10,323	$10,006
5/31/15	$9,766	$10,298	$9,923
6/30/15	$9,683	$10,186	$9,827
7/31/15	$9,739	$10,257	$9,847
8/31/15	$9,596	$10,242	$9,772
9/30/15	$9,492	$10,311	$9,714
10/31/15	$9,554	$10,313	$9,739
11/30/15	$9,525	$10,286	$9,729
12/31/15	$9,417	$10,252	$9,652
1/31/16	$9,528	$10,393	$9,796
2/29/16	$9,568	$10,467	$9,905
3/31/16	$9,814	$10,563	$10,083
4/30/16	$9,863	$10,604	$10,117
5/31/16	$9,781	$10,607	$10,046
6/30/16	$9,995	$10,797	$10,255
7/31/16	$10,080	$10,865	$10,344
8/31/16	$10,045	$10,853	$10,297
9/30/16	$10,135	$10,847	$10,354
10/31/16	$10,098	$10,764	$10,312
11/30/16	$9,906	$10,509	$10,114
12/31/16	$9,906	$10,524	$10,104
1/31/17	$10,012	$10,544	$10,189
2/28/17	$10,061	$10,615	$10,237
3/31/17	$10,082	$10,610	$10,232
4/30/17	$10,129	$10,692	$10,292
5/31/17	$10,126	$10,774	$10,288
6/30/17	$10,037	$10,763	$10,190
7/31/17	$10,089	$10,809	$10,236
8/31/17	$10,183	$10,906	$10,345
9/30/17	$10,134	$10,854	$10,278
10/31/17	$10,162	$10,861	$10,300
11/30/17	$10,175	$10,847	$10,314
12/31/17	$10,268	$10,897	$10,408
1/31/18	$10,186	$10,771	$10,319
2/28/18	$10,088	$10,669	$10,219
3/31/18	$10,165	$10,737	$10,326
4/30/18	$10,167	$10,658	$10,320
5/31/18	$10,175	$10,734	$10,364
6/30/18	$10,232	$10,720	$10,406
7/31/18	$10,205	$10,723	$10,356
8/31/18	$10,240	$10,792	$10,430
9/30/18	$10,156	$10,722	$10,320
10/31/18	$9,986	$10,638	$10,172
11/30/18	$10,016	$10,701	$10,221
12/31/18	$10,041	$10,898	$10,277
1/31/19	$10,220	$11,014	$10,415
2/28/19	$10,212	$11,007	$10,414
3/31/19	$10,400	$11,219	$10,605
4/30/19	$10,434	$11,221	$10,640
5/31/19	$10,610	$11,421	$10,816
6/30/19	$10,678	$11,564	$10,909
7/31/19	$10,709	$11,589	$10,948
8/31/19	$10,901	$11,890	$11,208
9/30/19	$10,796	$11,826	$11,056
10/31/19	$10,798	$11,862	$11,084
11/30/19	$10,831	$11,856	$11,101
12/31/19	$10,888	$11,848	$11,143
1/31/20	$11,132	$12,076	$11,377
2/29/20	$11,219	$12,293	$11,534
3/31/20	$10,955	$12,221	$11,332
4/30/20	$11,305	$12,438	$11,647
5/31/20	$11,375	$12,496	$11,682
6/30/20	$11,535	$12,575	$11,812
7/31/20	$11,831	$12,762	$12,084
8/31/20	$11,963	$12,659	$12,216
9/30/20	$11,919	$12,652	$12,171
10/31/20	$11,849	$12,596	$12,092
11/30/20	$12,002	$12,720	$12,228
12/31/20	$12,164	$12,737	$12,368
1/31/21	$12,226	$12,646	$12,409
2/28/21	$12,009	$12,463	$12,209
3/31/21	$11,993	$12,308	$12,186
4/30/21	$12,175	$12,405	$12,356
5/31/21	$12,324	$12,445	$12,506
6/30/21	$12,380	$12,533	$12,582
7/31/21	$12,695	$12,673	$12,917
8/31/21	$12,669	$12,649	$12,894
9/30/21	$12,573	$12,539	$12,802
10/31/21	$12,667	$12,536	$12,947
11/30/21	$12,779	$12,573	$13,063
12/31/21	$12,843	$12,541	$13,105
1/31/22	$12,551	$12,271	$12,839
2/28/22	$12,656	$12,134	$12,949
3/31/22	$12,462	$11,797	$12,708
4/30/22	$12,202	$11,349	$12,449
5/31/22	$12,068	$11,422	$12,325
6/30/22	$11,654	$11,243	$11,935
7/31/22	$12,178	$11,518	$12,455
8/31/22	$11,856	$11,192	$12,123
9/30/22	$11,051	$10,709	$11,321
10/31/22	$11,208	$10,570	$11,462
11/30/22	$11,406	$10,959	$11,671
12/31/22	$11,314	$10,909	$11,552
1/31/23	$11,522	$11,245	$11,764
2/28/23	$11,355	$10,954	$11,603
3/31/23	$11,660	$11,232	$11,938
4/30/23	$11,672	$11,300	$11,951
5/31/23	$11,517	$11,177	$11,808
6/30/23	$11,494	$11,137	$11,768
7/31/23	$11,523	$11,130	$11,783
8/31/23	$11,426	$11,059	$11,678
9/30/23	$11,227	$10,778	$11,462
10/31/23	$11,133	$10,607	$11,379
11/30/23	$11,444	$11,088	$11,688
12/31/23	$11,730	$11,512	$12,002
1/31/24	$11,782	$11,481	$12,023
2/29/24	$11,662	$11,318	$11,894
3/31/24	$11,748	$11,423	$11,992
4/30/24	$11,559	$11,134	$11,790
5/31/24	$11,762	$11,323	$11,993
6/30/24	$11,846	$11,430	$12,087

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	3.06%	2.10%	1.71%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. TIPS Index	2.71%	2.07%	1.91%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,420,274
# of Portfolio Holdings	515
Portfolio Turnover Rate	102%
Total Net Advisory Fees Paid During the Reporting Period	$1,774
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	85.2%
U.S. Government Agencies	14.4%
Asset-Backed Securities	8.9%
Sovereign Issues	7.8%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.1%
Short-Term Investments	49.3%
Other Investments	0.4%
Other Assets and Liabilities, Net	(67.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0343SARTSR_063024

Advisor Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$56	1.13%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.S. breakeven inflation ("BEI"), the yield differential between nominal government bonds and like-maturity inflation-linked bonds, contributed to relative performance, as U.S. BEI moved higher.

• Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

• Exposure to securitized assets, including collateralized loan obligations and non-agency residential mortgage-backed securities,

    contributed to relative performance, as spreads broadly tightened across these sectors.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$9,999	$9,975	$10,003
8/31/14	$10,044	$10,085	$10,047
9/30/14	$9,764	$10,017	$9,796
10/31/14	$9,847	$10,115	$9,879
11/30/14	$9,878	$10,187	$9,905
12/31/14	$9,674	$10,196	$9,793
1/31/15	$10,013	$10,410	$10,101
2/28/15	$9,930	$10,312	$9,980
3/31/15	$9,840	$10,360	$9,933
4/30/15	$9,878	$10,323	$10,006
5/31/15	$9,757	$10,298	$9,923
6/30/15	$9,674	$10,186	$9,827
7/31/15	$9,729	$10,257	$9,847
8/31/15	$9,584	$10,242	$9,772
9/30/15	$9,481	$10,311	$9,714
10/31/15	$9,542	$10,313	$9,739
11/30/15	$9,511	$10,286	$9,729
12/31/15	$9,403	$10,252	$9,652
1/31/16	$9,513	$10,393	$9,796
2/29/16	$9,552	$10,467	$9,905
3/31/16	$9,797	$10,563	$10,083
4/30/16	$9,845	$10,604	$10,117
5/31/16	$9,762	$10,607	$10,046
6/30/16	$9,975	$10,797	$10,255
7/31/16	$10,059	$10,865	$10,344
8/31/16	$10,023	$10,853	$10,297
9/30/16	$10,112	$10,847	$10,354
10/31/16	$10,074	$10,764	$10,312
11/30/16	$9,883	$10,509	$10,114
12/31/16	$9,881	$10,524	$10,104
1/31/17	$9,986	$10,544	$10,189
2/28/17	$10,035	$10,615	$10,237
3/31/17	$10,054	$10,610	$10,232
4/30/17	$10,100	$10,692	$10,292
5/31/17	$10,096	$10,774	$10,288
6/30/17	$10,007	$10,763	$10,190
7/31/17	$10,058	$10,809	$10,236
8/31/17	$10,150	$10,906	$10,345
9/30/17	$10,101	$10,854	$10,278
10/31/17	$10,129	$10,861	$10,300
11/30/17	$10,140	$10,847	$10,314
12/31/17	$10,232	$10,897	$10,408
1/31/18	$10,150	$10,771	$10,319
2/28/18	$10,051	$10,669	$10,219
3/31/18	$10,128	$10,737	$10,326
4/30/18	$10,129	$10,658	$10,320
5/31/18	$10,135	$10,734	$10,364
6/30/18	$10,191	$10,720	$10,406
7/31/18	$10,164	$10,723	$10,356
8/31/18	$10,197	$10,792	$10,430
9/30/18	$10,113	$10,722	$10,320
10/31/18	$9,943	$10,638	$10,172
11/30/18	$9,972	$10,701	$10,221
12/31/18	$9,996	$10,898	$10,277
1/31/19	$10,173	$11,014	$10,415
2/28/19	$10,165	$11,007	$10,414
3/31/19	$10,350	$11,219	$10,605
4/30/19	$10,384	$11,221	$10,640
5/31/19	$10,558	$11,421	$10,816
6/30/19	$10,625	$11,564	$10,909
7/31/19	$10,655	$11,589	$10,948
8/31/19	$10,845	$11,890	$11,208
9/30/19	$10,739	$11,826	$11,056
10/31/19	$10,741	$11,862	$11,084
11/30/19	$10,772	$11,856	$11,101
12/31/19	$10,829	$11,848	$11,143
1/31/20	$11,071	$12,076	$11,377
2/29/20	$11,156	$12,293	$11,534
3/31/20	$10,893	$12,221	$11,332
4/30/20	$11,239	$12,438	$11,647
5/31/20	$11,308	$12,496	$11,682
6/30/20	$11,466	$12,575	$11,812
7/31/20	$11,760	$12,762	$12,084
8/31/20	$11,889	$12,659	$12,216
9/30/20	$11,845	$12,652	$12,171
10/31/20	$11,774	$12,596	$12,092
11/30/20	$11,925	$12,720	$12,228
12/31/20	$12,085	$12,737	$12,368
1/31/21	$12,146	$12,646	$12,409
2/28/21	$11,929	$12,463	$12,209
3/31/21	$11,913	$12,308	$12,186
4/30/21	$12,092	$12,405	$12,356
5/31/21	$12,240	$12,445	$12,506
6/30/21	$12,294	$12,533	$12,582
7/31/21	$12,606	$12,673	$12,917
8/31/21	$12,579	$12,649	$12,894
9/30/21	$12,483	$12,539	$12,802
10/31/21	$12,575	$12,536	$12,947
11/30/21	$12,685	$12,573	$13,063
12/31/21	$12,747	$12,541	$13,105
1/31/22	$12,456	$12,271	$12,839
2/28/22	$12,560	$12,134	$12,949
3/31/22	$12,366	$11,797	$12,708
4/30/22	$12,107	$11,349	$12,449
5/31/22	$11,973	$11,422	$12,325
6/30/22	$11,561	$11,243	$11,935
7/31/22	$12,080	$11,518	$12,455
8/31/22	$11,760	$11,192	$12,123
9/30/22	$10,960	$10,709	$11,321
10/31/22	$11,116	$10,570	$11,462
11/30/22	$11,311	$10,959	$11,671
12/31/22	$11,219	$10,909	$11,552
1/31/23	$11,424	$11,245	$11,764
2/28/23	$11,258	$10,954	$11,603
3/31/23	$11,559	$11,232	$11,938
4/30/23	$11,570	$11,300	$11,951
5/31/23	$11,415	$11,177	$11,808
6/30/23	$11,392	$11,137	$11,768
7/31/23	$11,419	$11,130	$11,783
8/31/23	$11,322	$11,059	$11,678
9/30/23	$11,123	$10,778	$11,462
10/31/23	$11,030	$10,607	$11,379
11/30/23	$11,337	$11,088	$11,688
12/31/23	$11,619	$11,512	$12,002
1/31/24	$11,670	$11,481	$12,023
2/29/24	$11,550	$11,318	$11,894
3/31/24	$11,634	$11,423	$11,992
4/30/24	$11,446	$11,134	$11,790
5/31/24	$11,646	$11,323	$11,993
6/30/24	$11,729	$11,430	$12,087

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	2.96%	2.00%	1.61%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. TIPS Index	2.71%	2.07%	1.91%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,420,274
# of Portfolio Holdings	515
Portfolio Turnover Rate	102%
Total Net Advisory Fees Paid During the Reporting Period	$1,774
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	85.2%
U.S. Government Agencies	14.4%
Asset-Backed Securities	8.9%
Sovereign Issues	7.8%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.1%
Short-Term Investments	49.3%
Other Investments	0.4%
Other Assets and Liabilities, Net	(67.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1840SARTSR_063024

Institutional Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.88%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to U.S. breakeven inflation ("BEI"), the yield differential between nominal government bonds and like-maturity inflation-linked bonds, contributed to relative performance, as U.S. BEI moved higher.

• Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

• Exposure to securitized assets, including collateralized loan obligations and non-agency residential mortgage-backed securities,

    contributed to relative performance, as spreads broadly tightened across these sectors.

• Overweight exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

• There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,001	$9,975	$10,003
8/31/14	$10,048	$10,085	$10,047
9/30/14	$9,770	$10,017	$9,796
10/31/14	$9,856	$10,115	$9,879
11/30/14	$9,888	$10,187	$9,905
12/31/14	$9,686	$10,196	$9,793
1/31/15	$10,028	$10,410	$10,101
2/28/15	$9,947	$10,312	$9,980
3/31/15	$9,858	$10,360	$9,933
4/30/15	$9,898	$10,323	$10,006
5/31/15	$9,779	$10,298	$9,923
6/30/15	$9,698	$10,186	$9,827
7/31/15	$9,755	$10,257	$9,847
8/31/15	$9,612	$10,242	$9,772
9/30/15	$9,510	$10,311	$9,714
10/31/15	$9,574	$10,313	$9,739
11/30/15	$9,545	$10,286	$9,729
12/31/15	$9,438	$10,252	$9,652
1/31/16	$9,551	$10,393	$9,796
2/29/16	$9,592	$10,467	$9,905
3/31/16	$9,840	$10,563	$10,083
4/30/16	$9,890	$10,604	$10,117
5/31/16	$9,809	$10,607	$10,046
6/30/16	$10,025	$10,797	$10,255
7/31/16	$10,111	$10,865	$10,344
8/31/16	$10,077	$10,853	$10,297
9/30/16	$10,169	$10,847	$10,354
10/31/16	$10,133	$10,764	$10,312
11/30/16	$9,942	$10,509	$10,114
12/31/16	$9,943	$10,524	$10,104
1/31/17	$10,051	$10,544	$10,189
2/28/17	$10,101	$10,615	$10,237
3/31/17	$10,123	$10,610	$10,232
4/30/17	$10,171	$10,692	$10,292
5/31/17	$10,170	$10,774	$10,288
6/30/17	$10,082	$10,763	$10,190
7/31/17	$10,136	$10,809	$10,236
8/31/17	$10,231	$10,906	$10,345
9/30/17	$10,184	$10,854	$10,278
10/31/17	$10,213	$10,861	$10,300
11/30/17	$10,227	$10,847	$10,314
12/31/17	$10,322	$10,897	$10,408
1/31/18	$10,241	$10,771	$10,319
2/28/18	$10,143	$10,669	$10,219
3/31/18	$10,223	$10,737	$10,326
4/30/18	$10,226	$10,658	$10,320
5/31/18	$10,235	$10,734	$10,364
6/30/18	$10,293	$10,720	$10,406
7/31/18	$10,268	$10,723	$10,356
8/31/18	$10,304	$10,792	$10,430
9/30/18	$10,221	$10,722	$10,320
10/31/18	$10,051	$10,638	$10,172
11/30/18	$10,083	$10,701	$10,221
12/31/18	$10,109	$10,898	$10,277
1/31/19	$10,290	$11,014	$10,415
2/28/19	$10,284	$11,007	$10,414
3/31/19	$10,474	$11,219	$10,605
4/30/19	$10,510	$11,221	$10,640
5/31/19	$10,688	$11,421	$10,816
6/30/19	$10,758	$11,564	$10,909
7/31/19	$10,791	$11,589	$10,948
8/31/19	$10,986	$11,890	$11,208
9/30/19	$10,881	$11,826	$11,056
10/31/19	$10,885	$11,862	$11,084
11/30/19	$10,919	$11,856	$11,101
12/31/19	$10,978	$11,848	$11,143
1/31/20	$11,226	$12,076	$11,377
2/29/20	$11,315	$12,293	$11,534
3/31/20	$11,050	$12,221	$11,332
4/30/20	$11,404	$12,438	$11,647
5/31/20	$11,476	$12,496	$11,682
6/30/20	$11,639	$12,575	$11,812
7/31/20	$11,940	$12,762	$12,084
8/31/20	$12,073	$12,659	$12,216
9/30/20	$12,030	$12,652	$12,171
10/31/20	$11,961	$12,596	$12,092
11/30/20	$12,117	$12,720	$12,228
12/31/20	$12,283	$12,737	$12,368
1/31/21	$12,347	$12,646	$12,409
2/28/21	$12,129	$12,463	$12,209
3/31/21	$12,115	$12,308	$12,186
4/30/21	$12,300	$12,405	$12,356
5/31/21	$12,452	$12,445	$12,506
6/30/21	$12,511	$12,533	$12,582
7/31/21	$12,830	$12,673	$12,917
8/31/21	$12,805	$12,649	$12,894
9/30/21	$12,710	$12,539	$12,802
10/31/21	$12,807	$12,536	$12,947
11/30/21	$12,922	$12,573	$13,063
12/31/21	$12,988	$12,541	$13,105
1/31/22	$12,694	$12,271	$12,839
2/28/22	$12,802	$12,134	$12,949
3/31/22	$12,607	$11,797	$12,708
4/30/22	$12,345	$11,349	$12,449
5/31/22	$12,212	$11,422	$12,325
6/30/22	$11,794	$11,243	$11,935
7/31/22	$12,326	$11,518	$12,455
8/31/22	$12,002	$11,192	$12,123
9/30/22	$11,188	$10,709	$11,321
10/31/22	$11,349	$10,570	$11,462
11/30/22	$11,551	$10,959	$11,671
12/31/22	$11,459	$10,909	$11,552
1/31/23	$11,671	$11,245	$11,764
2/28/23	$11,503	$10,954	$11,603
3/31/23	$11,814	$11,232	$11,938
4/30/23	$11,827	$11,300	$11,951
5/31/23	$11,672	$11,177	$11,808
6/30/23	$11,650	$11,137	$11,768
7/31/23	$11,680	$11,130	$11,783
8/31/23	$11,584	$11,059	$11,678
9/30/23	$11,383	$10,778	$11,462
10/31/23	$11,289	$10,607	$11,379
11/30/23	$11,607	$11,088	$11,688
12/31/23	$11,897	$11,512	$12,002
1/31/24	$11,952	$11,481	$12,023
2/29/24	$11,831	$11,318	$11,894
3/31/24	$11,920	$11,423	$11,992
4/30/24	$11,730	$11,134	$11,790
5/31/24	$11,938	$11,323	$11,993
6/30/24	$12,025	$11,430	$12,087

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	3.22%	2.25%	1.86%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
Bloomberg U.S. TIPS Index	2.71%	2.07%	1.91%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$1,420,274
# of Portfolio Holdings	515
Portfolio Turnover Rate	102%
Total Net Advisory Fees Paid During the Reporting Period	$1,774
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Treasury Obligations	85.2%
U.S. Government Agencies	14.4%
Asset-Backed Securities	8.9%
Sovereign Issues	7.8%
Non-Agency Mortgage-Backed Securities	1.1%
Corporate Bonds & Notes	0.1%
Short-Term Investments	49.3%
Other Investments	0.4%
Other Assets and Liabilities, Net	(67.2%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO Real Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0593SARTSR_063024

Administrative Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$31	0.62%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, commercial mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

• U.S. duration positioning in the 3-year part of the curve contributed to relative performance, as underweight exposure in the first quarter of 2024 provided positive total return as interest rates rose.

• Overweight exposure to investment grade corporate credit, particularly financials, contributed to relative performance, as spreads tightened.

• There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,006	$9,975	$10,000
8/31/14	$10,021	$10,085	$10,001
9/30/14	$10,037	$10,017	$10,001
10/31/14	$10,044	$10,115	$10,001
11/30/14	$10,021	$10,187	$10,001
12/31/14	$9,999	$10,196	$10,001
1/31/15	$9,974	$10,410	$10,001
2/28/15	$10,056	$10,312	$10,002
3/31/15	$10,070	$10,360	$10,002
4/30/15	$10,087	$10,323	$10,002
5/31/15	$10,113	$10,298	$10,002
6/30/15	$10,110	$10,186	$10,002
7/31/15	$10,119	$10,257	$10,002
8/31/15	$10,099	$10,242	$10,003
9/30/15	$10,049	$10,311	$10,003
10/31/15	$10,098	$10,313	$10,003
11/30/15	$10,118	$10,286	$10,003
12/31/15	$10,110	$10,252	$10,004
1/31/16	$10,070	$10,393	$10,005
2/29/16	$10,041	$10,467	$10,007
3/31/16	$10,083	$10,563	$10,009
4/30/16	$10,136	$10,604	$10,012
5/31/16	$10,198	$10,607	$10,014
6/30/16	$10,173	$10,797	$10,016
7/31/16	$10,208	$10,865	$10,018
8/31/16	$10,254	$10,853	$10,021
9/30/16	$10,267	$10,847	$10,023
10/31/16	$10,310	$10,764	$10,025
11/30/16	$10,336	$10,509	$10,028
12/31/16	$10,349	$10,524	$10,031
1/31/17	$10,370	$10,544	$10,035
2/28/17	$10,404	$10,615	$10,039
3/31/17	$10,418	$10,610	$10,043
4/30/17	$10,443	$10,692	$10,048
5/31/17	$10,448	$10,774	$10,054
6/30/17	$10,495	$10,763	$10,062
7/31/17	$10,489	$10,809	$10,070
8/31/17	$10,494	$10,906	$10,079
9/30/17	$10,540	$10,854	$10,087
10/31/17	$10,586	$10,861	$10,096
11/30/17	$10,603	$10,847	$10,105
12/31/17	$10,598	$10,897	$10,116
1/31/18	$10,622	$10,771	$10,127
2/28/18	$10,637	$10,669	$10,138
3/31/18	$10,623	$10,737	$10,151
4/30/18	$10,671	$10,658	$10,164
5/31/18	$10,681	$10,734	$10,180
6/30/18	$10,702	$10,720	$10,195
7/31/18	$10,732	$10,723	$10,212
8/31/18	$10,756	$10,792	$10,229
9/30/18	$10,795	$10,722	$10,246
10/31/18	$10,805	$10,638	$10,265
11/30/18	$10,798	$10,701	$10,284
12/31/18	$10,760	$10,898	$10,304
1/31/19	$10,802	$11,014	$10,325
2/28/19	$10,853	$11,007	$10,344
3/31/19	$10,868	$11,219	$10,365
4/30/19	$10,905	$11,221	$10,386
5/31/19	$10,913	$11,421	$10,408
6/30/19	$10,926	$11,564	$10,429
7/31/19	$10,981	$11,589	$10,450
8/31/19	$10,972	$11,890	$10,470
9/30/19	$11,002	$11,826	$10,488
10/31/19	$11,023	$11,862	$10,505
11/30/19	$11,042	$11,856	$10,521
12/31/19	$11,061	$11,848	$10,536
1/31/20	$11,132	$12,076	$10,550
2/29/20	$11,156	$12,293	$10,564
3/31/20	$10,816	$12,221	$10,577
4/30/20	$11,003	$12,438	$10,586
5/31/20	$11,090	$12,496	$10,590
6/30/20	$11,214	$12,575	$10,591
7/31/20	$11,232	$12,762	$10,592
8/31/20	$11,251	$12,659	$10,594
9/30/20	$11,280	$12,652	$10,595
10/31/20	$11,308	$12,596	$10,596
11/30/20	$11,292	$12,720	$10,596
12/31/20	$11,309	$12,737	$10,597
1/31/21	$11,336	$12,646	$10,598
2/28/21	$11,320	$12,463	$10,599
3/31/21	$11,339	$12,308	$10,599
4/30/21	$11,336	$12,405	$10,600
5/31/21	$11,341	$12,445	$10,600
6/30/21	$11,339	$12,533	$10,600
7/31/21	$11,322	$12,673	$10,600
8/31/21	$11,327	$12,649	$10,600
9/30/21	$11,332	$12,539	$10,601
10/31/21	$11,304	$12,536	$10,601
11/30/21	$11,287	$12,573	$10,602
12/31/21	$11,303	$12,541	$10,602
1/31/22	$11,285	$12,271	$10,603
2/28/22	$11,247	$12,134	$10,603
3/31/22	$11,176	$11,797	$10,605
4/30/22	$11,162	$11,349	$10,608
5/31/22	$11,171	$11,422	$10,613
6/30/22	$11,126	$11,243	$10,620
7/31/22	$11,119	$11,518	$10,631
8/31/22	$11,181	$11,192	$10,647
9/30/22	$11,190	$10,709	$10,668
10/31/22	$11,180	$10,570	$10,694
11/30/22	$11,208	$10,959	$10,725
12/31/22	$11,286	$10,909	$10,761
1/31/23	$11,329	$11,245	$10,801
2/28/23	$11,396	$10,954	$10,839
3/31/23	$11,402	$11,232	$10,882
4/30/23	$11,462	$11,300	$10,925
5/31/23	$11,516	$11,177	$10,972
6/30/23	$11,585	$11,137	$11,018
7/31/23	$11,662	$11,130	$11,069
8/31/23	$11,721	$11,059	$11,120
9/30/23	$11,792	$10,778	$11,170
10/31/23	$11,852	$10,607	$11,223
11/30/23	$11,901	$11,088	$11,274
12/31/23	$11,952	$11,512	$11,327
1/31/24	$12,024	$11,481	$11,380
2/29/24	$12,097	$11,318	$11,430
3/31/24	$12,161	$11,423	$11,482
4/30/24	$12,225	$11,134	$11,534
5/31/24	$12,281	$11,323	$11,588
6/30/24	$12,330	$11,430	$11,640

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	6.43%	2.45%	2.12%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$605,424
# of Portfolio Holdings	570
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$739
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.0%
Asset-Backed Securities	32.5%
Non-Agency Mortgage-Backed Securities	8.5%
U.S. Government Agencies	5.1%
U.S. Treasury Obligations	2.8%
Municipal Bonds & Notes	0.3%
Short-Term Investments	26.4%
Other Investments	0.0%
Other Assets and Liabilities, Net	(22.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0339SARTSR_063024

Advisor Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$36	0.72%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, commercial mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

• U.S. duration positioning in the 3-year part of the curve contributed to relative performance, as underweight exposure in the first quarter of 2024 provided positive total return as interest rates rose.

• Overweight exposure to investment grade corporate credit, particularly financials, contributed to relative performance, as spreads tightened.

• There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,005	$9,975	$10,000
8/31/14	$10,019	$10,085	$10,001
9/30/14	$10,034	$10,017	$10,001
10/31/14	$10,040	$10,115	$10,001
11/30/14	$10,016	$10,187	$10,001
12/31/14	$9,994	$10,196	$10,001
1/31/15	$9,968	$10,410	$10,001
2/28/15	$10,049	$10,312	$10,002
3/31/15	$10,062	$10,360	$10,002
4/30/15	$10,078	$10,323	$10,002
5/31/15	$10,103	$10,298	$10,002
6/30/15	$10,099	$10,186	$10,002
7/31/15	$10,107	$10,257	$10,002
8/31/15	$10,086	$10,242	$10,003
9/30/15	$10,036	$10,311	$10,003
10/31/15	$10,083	$10,313	$10,003
11/30/15	$10,102	$10,286	$10,003
12/31/15	$10,094	$10,252	$10,004
1/31/16	$10,053	$10,393	$10,005
2/29/16	$10,023	$10,467	$10,007
3/31/16	$10,064	$10,563	$10,009
4/30/16	$10,113	$10,604	$10,012
5/31/16	$10,175	$10,607	$10,014
6/30/16	$10,149	$10,797	$10,016
7/31/16	$10,182	$10,865	$10,018
8/31/16	$10,226	$10,853	$10,021
9/30/16	$10,238	$10,847	$10,023
10/31/16	$10,281	$10,764	$10,025
11/30/16	$10,305	$10,509	$10,028
12/31/16	$10,318	$10,524	$10,031
1/31/17	$10,338	$10,544	$10,035
2/28/17	$10,371	$10,615	$10,039
3/31/17	$10,384	$10,610	$10,043
4/30/17	$10,408	$10,692	$10,048
5/31/17	$10,413	$10,774	$10,054
6/30/17	$10,458	$10,763	$10,062
7/31/17	$10,451	$10,809	$10,070
8/31/17	$10,456	$10,906	$10,079
9/30/17	$10,500	$10,854	$10,087
10/31/17	$10,545	$10,861	$10,096
11/30/17	$10,561	$10,847	$10,105
12/31/17	$10,556	$10,897	$10,116
1/31/18	$10,579	$10,771	$10,127
2/28/18	$10,593	$10,669	$10,138
3/31/18	$10,578	$10,737	$10,151
4/30/18	$10,625	$10,658	$10,164
5/31/18	$10,634	$10,734	$10,180
6/30/18	$10,654	$10,720	$10,195
7/31/18	$10,683	$10,723	$10,212
8/31/18	$10,705	$10,792	$10,229
9/30/18	$10,744	$10,722	$10,246
10/31/18	$10,753	$10,638	$10,265
11/30/18	$10,744	$10,701	$10,284
12/31/18	$10,707	$10,898	$10,304
1/31/19	$10,747	$11,014	$10,325
2/28/19	$10,797	$11,007	$10,344
3/31/19	$10,811	$11,219	$10,365
4/30/19	$10,847	$11,221	$10,386
5/31/19	$10,854	$11,421	$10,408
6/30/19	$10,866	$11,564	$10,429
7/31/19	$10,920	$11,589	$10,450
8/31/19	$10,909	$11,890	$10,470
9/30/19	$10,939	$11,826	$10,488
10/31/19	$10,958	$11,862	$10,505
11/30/19	$10,977	$11,856	$10,521
12/31/19	$10,995	$11,848	$10,536
1/31/20	$11,064	$12,076	$10,550
2/29/20	$11,088	$12,293	$10,564
3/31/20	$10,749	$12,221	$10,577
4/30/20	$10,933	$12,438	$10,586
5/31/20	$11,019	$12,496	$10,590
6/30/20	$11,141	$12,575	$10,591
7/31/20	$11,158	$12,762	$10,592
8/31/20	$11,176	$12,659	$10,594
9/30/20	$11,204	$12,652	$10,595
10/31/20	$11,231	$12,596	$10,596
11/30/20	$11,214	$12,720	$10,596
12/31/20	$11,230	$12,737	$10,597
1/31/21	$11,256	$12,646	$10,598
2/28/21	$11,240	$12,463	$10,599
3/31/21	$11,257	$12,308	$10,599
4/30/21	$11,253	$12,405	$10,600
5/31/21	$11,257	$12,445	$10,600
6/30/21	$11,254	$12,533	$10,600
7/31/21	$11,237	$12,673	$10,600
8/31/21	$11,241	$12,649	$10,600
9/30/21	$11,245	$12,539	$10,601
10/31/21	$11,216	$12,536	$10,601
11/30/21	$11,198	$12,573	$10,602
12/31/21	$11,213	$12,541	$10,602
1/31/22	$11,194	$12,271	$10,603
2/28/22	$11,155	$12,134	$10,603
3/31/22	$11,084	$11,797	$10,605
4/30/22	$11,069	$11,349	$10,608
5/31/22	$11,078	$11,422	$10,613
6/30/22	$11,031	$11,243	$10,620
7/31/22	$11,024	$11,518	$10,631
8/31/22	$11,084	$11,192	$10,647
9/30/22	$11,093	$10,709	$10,668
10/31/22	$11,081	$10,570	$10,694
11/30/22	$11,108	$10,959	$10,725
12/31/22	$11,185	$10,909	$10,761
1/31/23	$11,226	$11,245	$10,801
2/28/23	$11,292	$10,954	$10,839
3/31/23	$11,297	$11,232	$10,882
4/30/23	$11,355	$11,300	$10,925
5/31/23	$11,408	$11,177	$10,972
6/30/23	$11,475	$11,137	$11,018
7/31/23	$11,551	$11,130	$11,069
8/31/23	$11,608	$11,059	$11,120
9/30/23	$11,678	$10,778	$11,170
10/31/23	$11,736	$10,607	$11,223
11/30/23	$11,784	$11,088	$11,274
12/31/23	$11,833	$11,512	$11,327
1/31/24	$11,904	$11,481	$11,380
2/29/24	$11,975	$11,318	$11,430
3/31/24	$12,037	$11,423	$11,482
4/30/24	$12,099	$11,134	$11,534
5/31/24	$12,154	$11,323	$11,588
6/30/24	$12,201	$11,430	$11,640

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	6.33%	2.35%	2.01%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$605,424
# of Portfolio Holdings	570
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$739
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.0%
Asset-Backed Securities	32.5%
Non-Agency Mortgage-Backed Securities	8.5%
U.S. Government Agencies	5.1%
U.S. Treasury Obligations	2.8%
Municipal Bonds & Notes	0.3%
Short-Term Investments	26.4%
Other Investments	0.0%
Other Assets and Liabilities, Net	(22.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1956SARTSR_063024

Institutional Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$24	0.47%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Overweight exposure to select securitized credit, particularly asset-backed securities, commercial mortgage-backed securities and collateralized loan obligations, contributed to relative performance, as spreads tightened.

• U.S. duration positioning in the 3-year part of the curve contributed to relative performance, as underweight exposure in the first quarter of 2024 provided positive total return as interest rates rose.

• Overweight exposure to investment grade corporate credit, particularly financials, contributed to relative performance, as spreads tightened.

• There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). Effective July 24, 2024, the Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
6/30/14	$10,000	$10,000	$10,000
7/31/14	$10,007	$9,975	$10,000
8/31/14	$10,024	$10,085	$10,001
9/30/14	$10,041	$10,017	$10,001
10/31/14	$10,049	$10,115	$10,001
11/30/14	$10,027	$10,187	$10,001
12/31/14	$10,007	$10,196	$10,001
1/31/15	$9,983	$10,410	$10,001
2/28/15	$10,066	$10,312	$10,002
3/31/15	$10,082	$10,360	$10,002
4/30/15	$10,099	$10,323	$10,002
5/31/15	$10,127	$10,298	$10,002
6/30/15	$10,126	$10,186	$10,002
7/31/15	$10,136	$10,257	$10,002
8/31/15	$10,117	$10,242	$10,003
9/30/15	$10,068	$10,311	$10,003
10/31/15	$10,118	$10,313	$10,003
11/30/15	$10,139	$10,286	$10,003
12/31/15	$10,133	$10,252	$10,004
1/31/16	$10,094	$10,393	$10,005
2/29/16	$10,066	$10,467	$10,007
3/31/16	$10,109	$10,563	$10,009
4/30/16	$10,163	$10,604	$10,012
5/31/16	$10,227	$10,607	$10,014
6/30/16	$10,204	$10,797	$10,016
7/31/16	$10,240	$10,865	$10,018
8/31/16	$10,287	$10,853	$10,021
9/30/16	$10,301	$10,847	$10,023
10/31/16	$10,346	$10,764	$10,025
11/30/16	$10,373	$10,509	$10,028
12/31/16	$10,388	$10,524	$10,031
1/31/17	$10,411	$10,544	$10,035
2/28/17	$10,445	$10,615	$10,039
3/31/17	$10,461	$10,610	$10,043
4/30/17	$10,487	$10,692	$10,048
5/31/17	$10,494	$10,774	$10,054
6/30/17	$10,542	$10,763	$10,062
7/31/17	$10,537	$10,809	$10,070
8/31/17	$10,544	$10,906	$10,079
9/30/17	$10,591	$10,854	$10,087
10/31/17	$10,639	$10,861	$10,096
11/30/17	$10,657	$10,847	$10,105
12/31/17	$10,654	$10,897	$10,116
1/31/18	$10,680	$10,771	$10,127
2/28/18	$10,696	$10,669	$10,138
3/31/18	$10,683	$10,737	$10,151
4/30/18	$10,733	$10,658	$10,164
5/31/18	$10,744	$10,734	$10,180
6/30/18	$10,767	$10,720	$10,195
7/31/18	$10,798	$10,723	$10,212
8/31/18	$10,823	$10,792	$10,229
9/30/18	$10,864	$10,722	$10,246
10/31/18	$10,876	$10,638	$10,265
11/30/18	$10,869	$10,701	$10,284
12/31/18	$10,833	$10,898	$10,304
1/31/19	$10,876	$11,014	$10,325
2/28/19	$10,929	$11,007	$10,344
3/31/19	$10,945	$11,219	$10,365
4/30/19	$10,984	$11,221	$10,386
5/31/19	$10,993	$11,421	$10,408
6/30/19	$11,008	$11,564	$10,429
7/31/19	$11,065	$11,589	$10,450
8/31/19	$11,057	$11,890	$10,470
9/30/19	$11,089	$11,826	$10,488
10/31/19	$11,111	$11,862	$10,505
11/30/19	$11,132	$11,856	$10,521
12/31/19	$11,153	$11,848	$10,536
1/31/20	$11,225	$12,076	$10,550
2/29/20	$11,251	$12,293	$10,564
3/31/20	$10,910	$12,221	$10,577
4/30/20	$11,099	$12,438	$10,586
5/31/20	$11,189	$12,496	$10,590
6/30/20	$11,315	$12,575	$10,591
7/31/20	$11,335	$12,762	$10,592
8/31/20	$11,355	$12,659	$10,594
9/30/20	$11,386	$12,652	$10,595
10/31/20	$11,416	$12,596	$10,596
11/30/20	$11,401	$12,720	$10,596
12/31/20	$11,420	$12,737	$10,597
1/31/21	$11,448	$12,646	$10,598
2/28/21	$11,434	$12,463	$10,599
3/31/21	$11,454	$12,308	$10,599
4/30/21	$11,452	$12,405	$10,600
5/31/21	$11,459	$12,445	$10,600
6/30/21	$11,458	$12,533	$10,600
7/31/21	$11,443	$12,673	$10,600
8/31/21	$11,449	$12,649	$10,600
9/30/21	$11,456	$12,539	$10,601
10/31/21	$11,429	$12,536	$10,601
11/30/21	$11,413	$12,573	$10,602
12/31/21	$11,431	$12,541	$10,602
1/31/22	$11,414	$12,271	$10,603
2/28/22	$11,376	$12,134	$10,603
3/31/22	$11,306	$11,797	$10,605
4/30/22	$11,294	$11,349	$10,608
5/31/22	$11,305	$11,422	$10,613
6/30/22	$11,260	$11,243	$10,620
7/31/22	$11,255	$11,518	$10,631
8/31/22	$11,318	$11,192	$10,647
9/30/22	$11,330	$10,709	$10,668
10/31/22	$11,320	$10,570	$10,694
11/30/22	$11,350	$10,959	$10,725
12/31/22	$11,431	$10,909	$10,761
1/31/23	$11,476	$11,245	$10,801
2/28/23	$11,545	$10,954	$10,839
3/31/23	$11,553	$11,232	$10,882
4/30/23	$11,614	$11,300	$10,925
5/31/23	$11,671	$11,177	$10,972
6/30/23	$11,742	$11,137	$11,018
7/31/23	$11,822	$11,130	$11,069
8/31/23	$11,883	$11,059	$11,120
9/30/23	$11,957	$10,778	$11,170
10/31/23	$12,019	$10,607	$11,223
11/30/23	$12,070	$11,088	$11,274
12/31/23	$12,124	$11,512	$11,327
1/31/24	$12,198	$11,481	$11,380
2/29/24	$12,274	$11,318	$11,430
3/31/24	$12,340	$11,423	$11,482
4/30/24	$12,406	$11,134	$11,534
5/31/24	$12,465	$11,323	$11,588
6/30/24	$12,516	$11,430	$11,640

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	6.59%	2.60%	2.27%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$605,424
# of Portfolio Holdings	570
Portfolio Turnover Rate	32%
Total Net Advisory Fees Paid During the Reporting Period	$739
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

Corporate Bonds & Notes	47.0%
Asset-Backed Securities	32.5%
Non-Agency Mortgage-Backed Securities	8.5%
U.S. Government Agencies	5.1%
U.S. Treasury Obligations	2.8%
Municipal Bonds & Notes	0.3%
Short-Term Investments	26.4%
Other Investments	0.0%
Other Assets and Liabilities, Net	(22.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO Short-Term Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0549SARTSR_063024

Administrative Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$40	0.81%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

    • Security selection within non-financial investment grade corporate credit, primarily real estate investment trusts, transportation and utilities, contributed to relative performance, as spreads tightened.

    • Long exposure to duration in the dollar bloc, primarily Canada in the first half of the reporting period, detracted from relative performance, as yields rose.

    • Long exposure to select Latin American emerging market currencies, namely the Brazilian real and Mexican peso, detracted from relative performance, as those currencies depreciated against the U.S. dollar.

    • Long exposure to duration in Mexico detracted from relative performance, as yields rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Administrative Class	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000
7/31/14	$9,951	$9,975
8/31/14	$10,055	$10,085
9/30/14	$9,969	$10,017
10/31/14	$10,063	$10,115
11/30/14	$10,161	$10,187
12/31/14	$10,107	$10,196
1/31/15	$10,380	$10,410
2/28/15	$10,302	$10,312
3/31/15	$10,325	$10,360
4/30/15	$10,270	$10,323
5/31/15	$10,235	$10,298
6/30/15	$10,132	$10,186
7/31/15	$10,249	$10,257
8/31/15	$10,170	$10,242
9/30/15	$10,124	$10,311
10/31/15	$10,207	$10,313
11/30/15	$10,193	$10,286
12/31/15	$10,152	$10,252
1/31/16	$10,255	$10,393
2/29/16	$10,215	$10,467
3/31/16	$10,349	$10,563
4/30/16	$10,405	$10,604
5/31/16	$10,427	$10,607
6/30/16	$10,575	$10,797
7/31/16	$10,684	$10,865
8/31/16	$10,665	$10,853
9/30/16	$10,696	$10,847
10/31/16	$10,632	$10,764
11/30/16	$10,367	$10,509
12/31/16	$10,424	$10,524
1/31/17	$10,495	$10,544
2/28/17	$10,580	$10,615
3/31/17	$10,583	$10,610
4/30/17	$10,670	$10,692
5/31/17	$10,757	$10,774
6/30/17	$10,768	$10,763
7/31/17	$10,834	$10,809
8/31/17	$10,972	$10,906
9/30/17	$10,932	$10,854
10/31/17	$10,910	$10,861
11/30/17	$10,879	$10,847
12/31/17	$10,936	$10,897
1/31/18	$10,833	$10,771
2/28/18	$10,760	$10,669
3/31/18	$10,801	$10,737
4/30/18	$10,711	$10,658
5/31/18	$10,744	$10,734
6/30/18	$10,749	$10,720
7/31/18	$10,772	$10,723
8/31/18	$10,817	$10,792
9/30/18	$10,759	$10,722
10/31/18	$10,721	$10,638
11/30/18	$10,748	$10,701
12/31/18	$10,878	$10,898
1/31/19	$11,029	$11,014
2/28/19	$11,046	$11,007
3/31/19	$11,200	$11,219
4/30/19	$11,219	$11,221
5/31/19	$11,420	$11,421
6/30/19	$11,547	$11,564
7/31/19	$11,544	$11,589
8/31/19	$11,858	$11,890
9/30/19	$11,811	$11,826
10/31/19	$11,847	$11,862
11/30/19	$11,811	$11,856
12/31/19	$11,787	$11,848
1/31/20	$12,070	$12,076
2/29/20	$12,232	$12,293
3/31/20	$12,002	$12,221
4/30/20	$12,252	$12,438
5/31/20	$12,370	$12,496
6/30/20	$12,510	$12,575
7/31/20	$12,685	$12,762
8/31/20	$12,659	$12,659
9/30/20	$12,667	$12,652
10/31/20	$12,612	$12,596
11/30/20	$12,762	$12,720
12/31/20	$12,806	$12,737
1/31/21	$12,746	$12,646
2/28/21	$12,565	$12,463
3/31/21	$12,405	$12,308
4/30/21	$12,514	$12,405
5/31/21	$12,553	$12,445
6/30/21	$12,652	$12,533
7/31/21	$12,777	$12,673
8/31/21	$12,759	$12,649
9/30/21	$12,661	$12,539
10/31/21	$12,623	$12,536
11/30/21	$12,644	$12,573
12/31/21	$12,644	$12,541
1/31/22	$12,406	$12,271
2/28/22	$12,273	$12,134
3/31/22	$11,868	$11,797
4/30/22	$11,396	$11,349
5/31/22	$11,442	$11,422
6/30/22	$11,180	$11,243
7/31/22	$11,431	$11,518
8/31/22	$11,145	$11,192
9/30/22	$10,646	$10,709
10/31/22	$10,457	$10,570
11/30/22	$10,845	$10,959
12/31/22	$10,836	$10,909
1/31/23	$11,201	$11,245
2/28/23	$10,918	$10,954
3/31/23	$11,122	$11,232
4/30/23	$11,190	$11,300
5/31/23	$11,089	$11,177
6/30/23	$11,051	$11,137
7/31/23	$11,093	$11,130
8/31/23	$11,016	$11,059
9/30/23	$10,741	$10,778
10/31/23	$10,551	$10,607
11/30/23	$11,046	$11,088
12/31/23	$11,478	$11,512
1/31/24	$11,498	$11,481
2/29/24	$11,356	$11,318
3/31/24	$11,471	$11,423
4/30/24	$11,206	$11,134
5/31/24	$11,415	$11,323
6/30/24	$11,516	$11,430

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	4.21%	(0.05%)	1.42%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$4,478,139
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$5,629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.3%
Corporate Bonds & Notes	37.1%
Asset-Backed Securities	16.1%
U.S. Treasury Obligations	15.8%
Non-Agency Mortgage-Backed Securities	11.7%
Sovereign Issues	4.6%
Affiliated Investments	3.5%
Municipal Bonds & Notes	0.8%
Loan Participations and Assignments	0.3%
Preferred Securities	0.3%
Other Investments	0.9%
Other Assets and Liabilities, Net	(42.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Administrative Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0331SARTSR_063024

Advisor Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$45	0.91%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

    • Security selection within non-financial investment grade corporate credit, primarily real estate investment trusts, transportation and utilities, contributed to relative performance, as spreads tightened.

    • Long exposure to duration in the dollar bloc, primarily Canada in the first half of the reporting period, detracted from relative performance, as yields rose.

    • Long exposure to select Latin American emerging market currencies, namely the Brazilian real and Mexican peso, detracted from relative performance, as those currencies depreciated against the U.S. dollar.

    • Long exposure to duration in Mexico detracted from relative performance, as yields rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Advisor Class	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000
7/31/14	$9,950	$9,975
8/31/14	$10,053	$10,085
9/30/14	$9,966	$10,017
10/31/14	$10,059	$10,115
11/30/14	$10,157	$10,187
12/31/14	$10,102	$10,196
1/31/15	$10,374	$10,410
2/28/15	$10,296	$10,312
3/31/15	$10,318	$10,360
4/30/15	$10,262	$10,323
5/31/15	$10,226	$10,298
6/30/15	$10,122	$10,186
7/31/15	$10,238	$10,257
8/31/15	$10,158	$10,242
9/30/15	$10,111	$10,311
10/31/15	$10,193	$10,313
11/30/15	$10,179	$10,286
12/31/15	$10,137	$10,252
1/31/16	$10,238	$10,393
2/29/16	$10,198	$10,467
3/31/16	$10,331	$10,563
4/30/16	$10,386	$10,604
5/31/16	$10,407	$10,607
6/30/16	$10,554	$10,797
7/31/16	$10,662	$10,865
8/31/16	$10,642	$10,853
9/30/16	$10,672	$10,847
10/31/16	$10,608	$10,764
11/30/16	$10,342	$10,509
12/31/16	$10,398	$10,524
1/31/17	$10,468	$10,544
2/28/17	$10,552	$10,615
3/31/17	$10,554	$10,610
4/30/17	$10,640	$10,692
5/31/17	$10,726	$10,774
6/30/17	$10,736	$10,763
7/31/17	$10,801	$10,809
8/31/17	$10,938	$10,906
9/30/17	$10,896	$10,854
10/31/17	$10,874	$10,861
11/30/17	$10,842	$10,847
12/31/17	$10,898	$10,897
1/31/18	$10,794	$10,771
2/28/18	$10,721	$10,669
3/31/18	$10,761	$10,737
4/30/18	$10,671	$10,658
5/31/18	$10,703	$10,734
6/30/18	$10,706	$10,720
7/31/18	$10,728	$10,723
8/31/18	$10,772	$10,792
9/30/18	$10,713	$10,722
10/31/18	$10,675	$10,638
11/30/18	$10,701	$10,701
12/31/18	$10,829	$10,898
1/31/19	$10,979	$11,014
2/28/19	$10,995	$11,007
3/31/19	$11,147	$11,219
4/30/19	$11,165	$11,221
5/31/19	$11,365	$11,421
6/30/19	$11,489	$11,564
7/31/19	$11,486	$11,589
8/31/19	$11,797	$11,890
9/30/19	$11,749	$11,826
10/31/19	$11,784	$11,862
11/30/19	$11,747	$11,856
12/31/19	$11,722	$11,848
1/31/20	$12,003	$12,076
2/29/20	$12,163	$12,293
3/31/20	$11,934	$12,221
4/30/20	$12,181	$12,438
5/31/20	$12,297	$12,496
6/30/20	$12,436	$12,575
7/31/20	$12,609	$12,762
8/31/20	$12,582	$12,659
9/30/20	$12,589	$12,652
10/31/20	$12,533	$12,596
11/30/20	$12,681	$12,720
12/31/20	$12,723	$12,737
1/31/21	$12,663	$12,646
2/28/21	$12,482	$12,463
3/31/21	$12,322	$12,308
4/30/21	$12,430	$12,405
5/31/21	$12,466	$12,445
6/30/21	$12,565	$12,533
7/31/21	$12,687	$12,673
8/31/21	$12,668	$12,649
9/30/21	$12,569	$12,539
10/31/21	$12,531	$12,536
11/30/21	$12,551	$12,573
12/31/21	$12,550	$12,541
1/31/22	$12,313	$12,271
2/28/22	$12,179	$12,134
3/31/22	$11,777	$11,797
4/30/22	$11,307	$11,349
5/31/22	$11,352	$11,422
6/30/22	$11,091	$11,243
7/31/22	$11,339	$11,518
8/31/22	$11,055	$11,192
9/30/22	$10,559	$10,709
10/31/22	$10,371	$10,570
11/30/22	$10,754	$10,959
12/31/22	$10,744	$10,909
1/31/23	$11,106	$11,245
2/28/23	$10,824	$10,954
3/31/23	$11,026	$11,232
4/30/23	$11,092	$11,300
5/31/23	$10,991	$11,177
6/30/23	$10,952	$11,137
7/31/23	$10,993	$11,130
8/31/23	$10,916	$11,059
9/30/23	$10,642	$10,778
10/31/23	$10,453	$10,607
11/30/23	$10,943	$11,088
12/31/23	$11,370	$11,512
1/31/24	$11,389	$11,481
2/29/24	$11,248	$11,318
3/31/24	$11,360	$11,423
4/30/24	$11,097	$11,134
5/31/24	$11,303	$11,323
6/30/24	$11,402	$11,430

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Advisor Class	4.11%	(0.15%)	1.32%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$4,478,139
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$5,629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.3%
Corporate Bonds & Notes	37.1%
Asset-Backed Securities	16.1%
U.S. Treasury Obligations	15.8%
Non-Agency Mortgage-Backed Securities	11.7%
Sovereign Issues	4.6%
Affiliated Investments	3.5%
Municipal Bonds & Notes	0.8%
Loan Participations and Assignments	0.3%
Preferred Securities	0.3%
Other Investments	0.9%
Other Assets and Liabilities, Net	(42.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Advisor Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT1839SARTSR_063024

Institutional Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report | June 30, 2024

Portfolio Performance

This semi-annual shareholder report contains important information about the PIMCO Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to June 30, 2024 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/pvit. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.66%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

• Long exposure to securitized credit contributed to relative performance, as spreads tightened.

• Curve positioning in the U.S., primarily underweight exposure to the long end of the yield curve, contributed to relative performance, as yields rose.

    • Security selection within non-financial investment grade corporate credit, primarily real estate investment trusts, transportation and utilities, contributed to relative performance, as spreads tightened.

    • Long exposure to duration in the dollar bloc, primarily Canada in the first half of the reporting period, detracted from relative performance, as yields rose.

    • Long exposure to select Latin American emerging market currencies, namely the Brazilian real and Mexican peso, detracted from relative performance, as those currencies depreciated against the U.S. dollar.

    • Long exposure to duration in Mexico detracted from relative performance, as yields rose.

Portfolio Performance

In addition to the Portfolio's performance, the tables in this section include performance of a broad-based securities market index (i.e., a regulatory index) The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The table below illustrates cumulative returns for the 10-year period ended June 30, 2024 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Index
6/30/14	$10,000	$10,000
7/31/14	$9,952	$9,975
8/31/14	$10,057	$10,085
9/30/14	$9,973	$10,017
10/31/14	$10,068	$10,115
11/30/14	$10,167	$10,187
12/31/14	$10,115	$10,196
1/31/15	$10,389	$10,410
2/28/15	$10,313	$10,312
3/31/15	$10,337	$10,360
4/30/15	$10,283	$10,323
5/31/15	$10,249	$10,298
6/30/15	$10,147	$10,186
7/31/15	$10,266	$10,257
8/31/15	$10,188	$10,242
9/30/15	$10,143	$10,311
10/31/15	$10,227	$10,313
11/30/15	$10,215	$10,286
12/31/15	$10,174	$10,252
1/31/16	$10,278	$10,393
2/29/16	$10,240	$10,467
3/31/16	$10,376	$10,563
4/30/16	$10,433	$10,604
5/31/16	$10,456	$10,607
6/30/16	$10,606	$10,797
7/31/16	$10,717	$10,865
8/31/16	$10,698	$10,853
9/30/16	$10,731	$10,847
10/31/16	$10,669	$10,764
11/30/16	$10,404	$10,509
12/31/16	$10,462	$10,524
1/31/17	$10,534	$10,544
2/28/17	$10,621	$10,615
3/31/17	$10,625	$10,610
4/30/17	$10,714	$10,692
5/31/17	$10,804	$10,774
6/30/17	$10,815	$10,763
7/31/17	$10,883	$10,809
8/31/17	$11,023	$10,906
9/30/17	$10,984	$10,854
10/31/17	$10,964	$10,861
11/30/17	$10,933	$10,847
12/31/17	$10,993	$10,897
1/31/18	$10,890	$10,771
2/28/18	$10,818	$10,669
3/31/18	$10,861	$10,737
4/30/18	$10,772	$10,658
5/31/18	$10,807	$10,734
6/30/18	$10,812	$10,720
7/31/18	$10,837	$10,723
8/31/18	$10,884	$10,792
9/30/18	$10,827	$10,722
10/31/18	$10,790	$10,638
11/30/18	$10,819	$10,701
12/31/18	$10,950	$10,898
1/31/19	$11,104	$11,014
2/28/19	$11,122	$11,007
3/31/19	$11,278	$11,219
4/30/19	$11,299	$11,221
5/31/19	$11,504	$11,421
6/30/19	$11,632	$11,564
7/31/19	$11,631	$11,589
8/31/19	$11,949	$11,890
9/30/19	$11,903	$11,826
10/31/19	$11,941	$11,862
11/30/19	$11,906	$11,856
12/31/19	$11,883	$11,848
1/31/20	$12,170	$12,076
2/29/20	$12,335	$12,293
3/31/20	$12,105	$12,221
4/30/20	$12,359	$12,438
5/31/20	$12,479	$12,496
6/30/20	$12,622	$12,575
7/31/20	$12,800	$12,762
8/31/20	$12,775	$12,659
9/30/20	$12,785	$12,652
10/31/20	$12,731	$12,596
11/30/20	$12,884	$12,720
12/31/20	$12,930	$12,737
1/31/21	$12,871	$12,646
2/28/21	$12,689	$12,463
3/31/21	$12,530	$12,308
4/30/21	$12,642	$12,405
5/31/21	$12,682	$12,445
6/30/21	$12,784	$12,533
7/31/21	$12,912	$12,673
8/31/21	$12,895	$12,649
9/30/21	$12,797	$12,539
10/31/21	$12,761	$12,536
11/30/21	$12,784	$12,573
12/31/21	$12,785	$12,541
1/31/22	$12,547	$12,271
2/28/22	$12,413	$12,134
3/31/22	$12,005	$11,797
4/30/22	$11,529	$11,349
5/31/22	$11,577	$11,422
6/30/22	$11,314	$11,243
7/31/22	$11,569	$11,518
8/31/22	$11,281	$11,192
9/30/22	$10,777	$10,709
10/31/22	$10,588	$10,570
11/30/22	$10,981	$10,959
12/31/22	$10,974	$10,909
1/31/23	$11,345	$11,245
2/28/23	$11,059	$10,954
3/31/23	$11,268	$11,232
4/30/23	$11,337	$11,300
5/31/23	$11,237	$11,177
6/30/23	$11,200	$11,137
7/31/23	$11,244	$11,130
8/31/23	$11,167	$11,059
9/30/23	$10,889	$10,778
10/31/23	$10,699	$10,607
11/30/23	$11,202	$11,088
12/31/23	$11,642	$11,512
1/31/24	$11,663	$11,481
2/29/24	$11,521	$11,318
3/31/24	$11,638	$11,423
4/30/24	$11,371	$11,134
5/31/24	$11,585	$11,323
6/30/24	$11,689	$11,430

The table below shows the average annual total returns of the Portfolio and a regulatory index for certain periods ended June 30, 2024.

Average Annual Total Returns (%)

Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	4.36%	0.10%	1.57%
Bloomberg U.S. Aggregate Index	2.63%	(0.23%)	1.35%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index.  For performance current to the most recent month-end, visit www.pimco.com/pvit or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference* (as of the end of the reporting period)

Total Net Assets	$4,478,139
# of Portfolio Holdings	1,548
Portfolio Turnover Rate	305%
Total Net Advisory Fees Paid During the Reporting Period	$5,629
Footnote	Description
Footnote*	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Allocation Breakdown (% of Net Assets)Footnote Reference*

U.S. Government Agencies	51.3%
Corporate Bonds & Notes	37.1%
Asset-Backed Securities	16.1%
U.S. Treasury Obligations	15.8%
Non-Agency Mortgage-Backed Securities	11.7%
Sovereign Issues	4.6%
Affiliated Investments	3.5%
Municipal Bonds & Notes	0.8%
Loan Participations and Assignments	0.3%
Preferred Securities	0.3%
Other Investments	0.9%
Other Assets and Liabilities, Net	(42.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Assets includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/pvit or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: https://www.pimco.com/tax.

Institutional Class

PIMCO Total Return Portfolio

Semi-Annual Shareholder Report |

June 30, 2024

PVIT0597SARTSR_063024

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Investments.

The information required by this Item 6 is included as part of the semiannual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Portfolios’ Financial Statements and Financial Highlights.

●	PIMCO All Asset Portfolio
●	PIMCO Balanced Allocation Portfolio
●	PIMCO CommodityRealReturn® Strategy Portfolio
●	PIMCO Dynamic Bond Portfolio
●	PIMCO Emerging Markets Bond Portfolio
●	PIMCO Global Bond Opportunities Portfolio (Unhedged)
●	PIMCO Global Core Bond (Hedged) Portfolio
●	PIMCO Global Diversified Allocation Portfolio
●	PIMCO Global Managed Asset Allocation Portfolio
●	PIMCO High Yield Portfolio
●	PIMCO Income Portfolio
●	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)
●	PIMCO International Bond Portfolio (Unhedged)
●	PIMCO Long-Term U.S. Government Portfolio
●	PIMCO Low Duration Portfolio
●	PIMCO Real Return Portfolio
●	PIMCO Short-Term Portfolio
●	PIMCO Total Return Portfolio

(b)	Not applicable to the Registrant.

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO All Asset Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO All Asset Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio may invest substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”). The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Underlying PIMCO Funds are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO All Asset Portfolio	(Cont.)

interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO All Asset Portfolio	04/30/03	01/31/06	04/30/04	04/30/03	04/30/04	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the

4	PIMCO VARIABLE INSURANCE TRUST

calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO All Asset Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2024 - 06/30/2024+	$9.20	$0.20	$(0.03)	$0.17	$(0.34)	$0.00	$(0.34)

12/31/2023	8.76	0.30	0.42	0.72	(0.28)	0.00	(0.28)

12/31/2022	11.66	0.63	(1.92)	(1.29)	(0.78)	(0.83)	(1.61)

12/31/2021	11.20	1.33	0.46	1.79	(1.33)	0.00	(1.33)

12/31/2020	10.91	0.44	0.38	0.82	(0.53)	0.00	(0.53)

12/31/2019	10.05	0.36	0.83	1.19	(0.33)	0.00	(0.33)
Class M

01/01/2024 - 06/30/2024+	9.29	0.18	(0.03)	0.15	(0.32)	0.00	(0.32)

12/31/2023	8.84	0.25	0.43	0.68	(0.23)	0.00	(0.23)

12/31/2022	11.76	0.62	(1.97)	(1.35)	(0.74)	(0.83)	(1.57)

12/31/2021	11.29	1.29	0.46	1.75	(1.28)	0.00	(1.28)

12/31/2020	10.99	0.37	0.41	0.78	(0.48)	0.00	(0.48)

12/31/2019	10.12	0.31	0.84	1.15	(0.28)	0.00	(0.28)
Administrative Class

01/01/2024 - 06/30/2024+	9.05	0.19	(0.04)	0.15	(0.33)	0.00	(0.33)

12/31/2023	8.62	0.28	0.41	0.69	(0.26)	0.00	(0.26)

12/31/2022	11.51	0.65	(1.94)	(1.29)	(0.77)	(0.83)	(1.60)

12/31/2021	11.07	1.46	0.29	1.75	(1.31)	0.00	(1.31)

12/31/2020	10.79	0.39	0.40	0.79	(0.51)	0.00	(0.51)

12/31/2019	9.93	0.33	0.84	1.17	(0.31)	0.00	(0.31)
Advisor Class

01/01/2024 - 06/30/2024+	9.20	0.19	(0.03)	0.16	(0.33)	0.00	(0.33)

12/31/2023	8.76	0.27	0.42	0.69	(0.25)	0.00	(0.25)

12/31/2022	11.66	0.64	(1.95)	(1.31)	(0.76)	(0.83)	(1.59)

12/31/2021	11.21	1.30	0.45	1.75	(1.30)	0.00	(1.30)

12/31/2020	10.92	0.39	0.40	0.79	(0.50)	0.00	(0.50)

12/31/2019	10.05	0.32	0.85	1.17	(0.30)	0.00	(0.30)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)	Includes in-kind purchases and sales of underlying funds.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.03	1.83%	$10,358	0.355	%*	0.425	%*	0.355	%*	0.425	%*	4.50	%*	17%

9.20	8.28	10,328	0.335		0.425		0.335		0.425		3.34		57

8.76	(11.66)	9,740	0.315		0.425		0.315		0.425		6.36		84

11.66	16.41	15,277	0.295		0.425		0.295		0.425		11.36		88

11.20	8.17	14,097	0.325		0.425		0.325		0.425		4.22		141	(f)

10.91	11.92	11,788	0.275		0.425		0.275		0.425		3.36		31

9.12	1.61	39,721	0.805	*	0.875	*	0.805	*	0.875	*	4.01	*	17

9.29	7.83	47,875	0.785		0.875		0.785		0.875		2.75		57

8.84	(12.12)	61,421	0.765		0.875		0.765		0.875		6.18		84

11.76	15.90	78,418	0.745		0.875		0.745		0.875		10.91		88

11.29	7.74	71,618	0.775		0.875		0.775		0.875		3.57		141	(f)

10.99	11.44	74,777	0.725		0.875		0.725		0.875		2.88		31

8.87	1.68	64,303	0.505	*	0.575	*	0.505	*	0.575	*	4.31	*	17

9.05	8.14	69,120	0.485		0.575		0.485		0.575		3.18		57

8.62	(11.84)	66,927	0.465		0.575		0.465		0.575		6.71		84

11.51	16.23	76,996	0.445		0.575		0.445		0.575		12.62		88

11.07	8.01	381,112	0.475		0.575		0.475		0.575		3.85		141	(f)

10.79	11.90	426,305	0.425		0.575		0.425		0.575		3.14		31

9.03	1.72	133,181	0.605	*	0.675	*	0.605	*	0.675	*	4.17	*	17

9.20	8.02	146,417	0.585		0.675		0.585		0.675		3.07		57

8.76	(11.87)	147,977	0.565		0.675		0.565		0.675		6.45		84

11.66	16.04	183,020	0.545		0.675		0.545		0.675		11.11		88

11.21	7.91	167,756	0.575		0.675		0.575		0.675		3.78		141	(f)

10.92	11.74	180,653	0.525		0.675		0.525		0.675		3.06		31

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO All Asset Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in Affiliates	$247,839
Cash	74
Receivable for investments in Affiliates sold	5
Receivable for Portfolio shares sold	61
Dividends receivable from Affiliates	364
Reimbursement receivable from PIMCO	15
Total Assets	248,358

Liabilities:

Payable for investments in Affiliates purchased	$490
Payable for Portfolio shares redeemed	175
Accrued investment advisory fees	34
Accrued supervisory and administrative fees	48
Accrued distribution fees	34
Accrued servicing fees	14
Total Liabilities	795

Commitments and Contingent Liabilities^

Net Assets	$247,563

Net Assets Consist of:

Paid in capital	$335,063
Distributable earnings (accumulated loss)	(87,500)

Net Assets	$247,563

Net Assets:

Institutional Class	$10,358
Class M	39,721
Administrative Class	64,303
Advisor Class	133,181

Shares Issued and Outstanding:

Institutional Class	1,147
Class M	4,357
Administrative Class	7,247
Advisor Class	14,755

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.03
Class M	9.12
Administrative Class	8.87
Advisor Class	9.03

Cost of investments in Affiliates	$247,418

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 8, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO All Asset Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$1
Dividends from Investments in Affiliates	6,223
Total Income	6,224

Expenses:

Investment advisory fees	227
Supervisory and administrative fees	325
Distribution and/or servicing fees - Class M	102
Distribution and/or servicing fees - Administrative Class	49
Distribution and/or servicing fees - Advisor Class	173
Trustee fees	4
Interest expense	1
Total Expenses	881
Waiver and/or Reimbursement by PIMCO	(96)
Net Expenses	785

Net Investment Income (Loss)	5,439

Net Realized Gain (Loss):

Investments in Affiliates	(3,543)

Net Realized Gain (Loss)	(3,543)

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	2,490

Net Change in Unrealized Appreciation (Depreciation)	2,490

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,386

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO All Asset Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,439	$8,535

Net realized gain (loss)	(3,543)	(11,401)

Net change in unrealized appreciation (depreciation)	2,490	23,823

Net Increase (Decrease) in Net Assets Resulting from Operations	4,386	20,957

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(377)	(307)
Class M	(1,548)	(1,391)
Administrative Class	(2,416)	(2,048)
Advisor Class	(4,910)	(4,175)

Total Distributions(a)	(9,251)	(7,921)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(21,312)	(25,361)

Total Increase (Decrease) in Net Assets	(26,177)	(12,325)

Net Assets:

Beginning of period	273,740	286,065
End of period	$247,563	$273,740

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 12, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO All Asset Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 100.1%

MUTUAL FUNDS (a) 99.5%

PIMCO All Asset: Multi-RAE PLUS Fund	4,646,449	$48,091

PIMCO All Asset: Multi-Real Fund	5,380,165	48,153

PIMCO Emerging Markets Bond Fund	78,907	659

PIMCO Emerging Markets Currency and Short-Term Investments Fund	754,068	5,444

PIMCO Emerging Markets Local Currency and Bond Fund	1,398,799	7,917

PIMCO Extended Duration Fund	335,177	4,502

PIMCO High Yield Fund	857,906	6,803

PIMCO Income Fund	285,417	2,991

PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,301,453	12,767

PIMCO Investment Grade Credit Bond Fund	170,447	1,507

PIMCO Long Duration Total Return Fund	666,838	4,721

PIMCO Long-Term Real Return Fund	217,546	2,608

	SHARES	MARKET VALUE (000S)

PIMCO Long-Term U.S. Government Fund	465,028	$6,552

PIMCO Low Duration Fund	2,682,327	24,570

PIMCO RAE Emerging Markets Fund	666,223	7,355

PIMCO RAE Fundamental Advantage PLUS Fund	1,031,323	8,426

PIMCO RAE International Fund	297,206	2,381

PIMCO RAE PLUS EMG Fund	298,670	2,198

PIMCO RAE PLUS International Fund	276,120	1,952

PIMCO RAE US Fund	130,662	1,904

PIMCO RAE US Small Fund	204,709	2,170

PIMCO RAE Worldwide Long/Short PLUS Fund	1,070,270	8,327

PIMCO Real Return Fund	361,241	3,594

PIMCO RealEstateRealReturn Strategy Fund	127,256	3,122

PIMCO Total Return Fund	2,266,213	19,240

PIMCO TRENDS Managed Futures Strategy Fund	785,784	8,400

Total Mutual Funds (Cost $245,933)		246,354

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.6%

MUTUAL FUNDS 0.6%

PIMCO Government Money Market Fund
5.470% (a)(b)	1,484,898	$1,485

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	12	0

Total Short-Term Instruments (Cost $1,485)		1,485

Total Investments in Affiliates (Cost $247,418)		247,839

Total Investments 100.1% (Cost $247,418)		$247,839

Other Assets and Liabilities, net (0.1)%		(276)

Net Assets 100.0%		$247,563

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Institutional Class Shares of each Fund.
(b)	Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Affiliates, at Value
Mutual Funds	$246,354	$0	$0	$246,354
Short-Term Instruments
Mutual Funds	1,485	0	0	1,485

Total Investments	$247,839	$0	$0	$247,839

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO All Asset Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio. Research Affiliates, LLC (“Research Affiliates”) serves as the asset allocation sub-adviser to the Portfolio.

The Portfolio may invest substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (collectively, “Underlying PIMCO Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly.

12	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

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Notes to Financial Statements	(Cont.)

Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

The assets of the Portfolio consist of shares of the Underlying PIMCO Funds, which are valued at their respective NAVs at the time of valuation of the Portfolio’s shares. For purposes of calculating the NAV of the Underlying PIMCO Funds, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis

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of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of an Underlying PIMCO Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio invests in Underlying PIMCO Funds that hold foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s and Underlying PIMCO Funds’ NAVs that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that an Underlying PIMCO Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by an Underlying PIMCO Fund may differ from the value that would be realized if the securities were sold. An Underlying PIMCO Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets

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Notes to Financial Statements	(Cont.)

or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in Underlying PIMCO Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table

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below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$46,808	$5,648	$(5,299)	$200	$734	$48,091	$2,199	$0

PIMCO All Asset: Multi-Real Fund	45,793	12,736	(10,234)	(1,259)	1,117	48,153	748	0

PIMCO Emerging Markets Bond Fund	3,979	64	(3,359)	(79)	54	659	66	0

PIMCO Emerging Markets Currency and Short-Term Investments Fund	5,483	968	(767)	(13)	(227)	5,444	188	0

PIMCO Emerging Markets Local Currency and Bond Fund	11,564	305	(3,372)	(163)	(417)	7,917	282	0

PIMCO Extended Duration Fund	6,096	488	(1,552)	(477)	(53)	4,502	32	0

PIMCO Government Money Market Fund	1,651	28,113	(28,279)	0	0	1,485	35	0

PIMCO High Yield Fund	7,332	1,412	(1,882)	8	(67)	6,803	235	0

PIMCO Income Fund	3,562	637	(1,163)	66	(111)	2,991	105	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	17,778	756	(5,661)	(40)	(66)	12,767	294	0

PIMCO Investment Grade Credit Bond Fund	1,676	34	(175)	(17)	(11)	1,507	34	0

PIMCO Long Duration Total Return Fund	7,428	443	(2,878)	(804)	532	4,721	97	0

PIMCO Long-Term Real Return Fund	1,974	1,143	(416)	(22)	(71)	2,608	66	0

PIMCO Long-Term U.S. Government Fund	6,845	1,073	(931)	(81)	(354)	6,552	111	0

PIMCO Low Duration Fund	31,504	7,293	(14,080)	(273)	126	24,570	583	0

PIMCO RAE Emerging Markets Fund	8,309	885	(2,573)	153	581	7,355	0	0

PIMCO RAE Fundamental Advantage PLUS Fund	9,614	838	(1,688)	4	(342)	8,426	230	0

PIMCO RAE International Fund	2,901	1	(572)	50	1	2,381	0	0

PIMCO RAE PLUS EMG Fund	2,202	119	(250)	20	107	2,198	119	0

PIMCO RAE PLUS International Fund	2,122	91	(230)	(41)	10	1,952	91	0

PIMCO RAE US Fund	1,280	625	(168)	(3)	170	1,904	0	0

PIMCO RAE US Small Fund	1,418	768	(217)	1	200	2,170	0	0

PIMCO RAE Worldwide Long/Short PLUS Fund	9,474	408	(1,937)	(57)	439	8,327	158	0

PIMCO Real Return Fund	2,731	1,781	(904)	1	(15)	3,594	64	0

PIMCO RealEstateRealReturn Strategy Fund	3,291	330	(421)	7	(85)	3,122	0	0

PIMCO Total Return Fund	22,858	5,216	(8,393)	(646)	205	19,240	486	0

PIMCO TRENDS Managed Futures Strategy Fund	8,276	1,510	(1,341)	(78)	33	8,400	0	0

Totals	$273,949	$73,685	$(98,742)	$(3,543)	$2,490	$247,839	$6,223	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets,

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Notes to Financial Statements	(Cont.)

each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

The following risks are principal risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Fund of Funds Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Underlying PIMCO Funds and that the ability of a Portfolio to achieve its investment objective will depend upon the ability of the Underlying PIMCO Funds to achieve their investment objectives.

The following risks are principal risks of investing in the Portfolio that include risks from direct investments and/or indirect exposure through investment in Acquired Funds.

Market Trading Risk is the risk that an active secondary trading market for shares of an Underlying PIMCO Fund that is an exchange- traded fund does not continue once developed, that such Underlying PIMCO Fund may not continue to meet a listing exchange’s trading or listing requirements, or that such Underlying PIMCO Fund’s shares trade at prices other than the Underlying PIMCO Fund’s net asset value, particularly during times of market stress.

Municipal Project-Specific Risk is the risk that an Underlying PIMCO Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Municipal Bond Risk is the risk that an Underlying PIMCO Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”) to pay interest or repay principal.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

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Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. An Underlying PIMCO Fund’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Underlying PIMCO Fund’s ability to invest in derivatives, limit the Underlying PIMCO Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Underlying PIMCO Fund’s performance.

Futures Contract Risk is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk is the risk that an Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Underlying PIMCO Fund.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Notes to Financial Statements	(Cont.)

including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. The Portfolio’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO or Research Affiliates will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in certain Underlying PIMCO Funds that invest in a subsidiary (each a “Subsidiary”), the Portfolio is indirectly exposed to the risks associated with a Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

20	PIMCO VARIABLE INSURANCE TRUST

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Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

Tracking Error Risk is the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index.

Indexing Risk is the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by an Underlying PIMCO Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Underlying PIMCO Fund, or on certain instruments in which the Underlying PIMCO Fund invests, which can be difficult to ascertain and could result in losses to the Underlying PIMCO Fund.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Notes to Financial Statements	(Cont.)

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

7. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the

Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

8. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.175%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Notes to Financial Statements	(Cont.)

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Underlying PIMCO Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Underlying PIMCO Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

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PIMCO has contractually agreed, through May 1, 2025, to waive its Investment Advisory Fee to the extent that the Investment Advisory Fees, Supervisory and Administrative Fees and Management Fees charged by PIMCO to the Underlying PIMCO Funds exceed 0.64% of the total assets invested in Underlying PIMCO Funds. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. In any month in which the investment advisory contract is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the Investment Advisory Fee waived as set forth above (the “Asset Allocation Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any Underlying PIMCO Fund Fees exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Asset Allocation Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of June 30, 2024 were (amounts in thousands†):

12 months	13-24 months	25-36 months	Total
$350	$302	$206	$858

†	A zero balance may reflect actual amounts rounding to less than one thousand.

The waivers are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, the amount waived and/or reimbursed was $96,437.

9. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 8, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

10. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

11. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$45,572	$70,463

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Notes to Financial Statements	(Cont.)

12. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	78	$717	244	$2,161

Class M	101	927	224	2,036

Administrative Class	404	3,622	1,335	11,806

Advisor Class	297	2,699	2,083	18,725
Issued as reinvestment of distributions

Institutional Class	42	377	34	307

Class M	169	1,548	154	1,391

Administrative Class	272	2,416	232	2,048

Advisor Class	543	4,910	465	4,175
Cost of shares redeemed

Institutional Class	(96)	(871)	(267)	(2,377)

Class M	(1,069)	(9,830)	(2,172)	(19,484)

Administrative Class	(1,070)	(9,588)	(1,693)	(14,809)

Advisor Class	(2,007)	(18,239)	(3,526)	(31,340)

Net increase (decrease) resulting from Portfolio share transactions	(2,336)	$(21,312)	(2,887)	$(25,361)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 48% of the Portfolio.

13. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

14. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolio, through the Underlying PIMCO Funds, may gain exposure to the commodities markets primarily through investment in swap agreements, futures and options. The Underlying PIMCO Funds may also gain exposure indirectly to commodity markets by investing in a subsidiary (“Commodity Subsidiary”) which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, the Portfolio will continue to seek to gain

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exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes and through investments in the Commodity Subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio’s investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio or an Underlying PIMCO Fund to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$25,615	$47,349

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$247,418	$8,391	$(7,970)	$421

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:

USD (or $)	United States Dollar

Other Abbreviations:

TBA	To-Be-Announced

28	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Asset Allocation Sub-Adviser

Research Affiliates, LLC

660 Newport Center Drive, Suite 300

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT02FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Balanced Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Balanced Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Balanced Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

2	PIMCO VARIABLE INSURANCE TRUST

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Balanced Allocation Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Diversification Status
PIMCO Balanced Allocation Portfolio	04/27/12	04/27/12	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the

Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Balanced Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

01/01/2024 - 06/30/2024+	$8.74	$0.18	$0.34	$0.52	$(0.22)	$0.00	$(0.22)

12/31/2023	7.81	0.30	0.87	1.17	(0.24)	0.00	(0.24)

12/31/2022	10.43	0.10	(1.76)	(1.66)	(0.08)	(0.88)	(0.96)

12/31/2021	10.33	0.02	1.07	1.09	(0.01)	(0.98)	(0.99)

12/31/2020	10.18	0.04	0.96	1.00	(0.10)	(0.75)	(0.85)

12/31/2019	8.74	0.17	1.48	1.65	(0.21)	0.00	(0.21)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.04	6.03%	$158,619	0.86	%*	0.90	%*	0.82	%*	0.86	%*	4.11	%*	80%

8.74	15.09	163,835	0.84		0.88		0.82		0.86		3.64		345

7.81	(16.12)	167,622	0.84		0.87		0.83		0.86		1.10		327

10.43	10.96	224,774	0.83		0.86		0.83		0.86		0.24		280

10.33	11.12	88,098	0.84		0.87		0.83		0.86		0.38		497

10.18	19.00	91,875	0.91		0.93		0.84		0.86		1.81		534

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Balanced Allocation Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$122,850
Investments in Affiliates	39,021
Financial Derivative Instruments
Exchange-traded or centrally cleared	63
Over the counter	1
Cash	1
Deposits with counterparty	3,991
Foreign currency, at value	27
Receivable for TBA investments sold	1,331
Interest and/or dividends receivable	276
Dividends receivable from Affiliates	163
Reimbursement receivable from PIMCO	5
Total Assets	167,729

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$260
Payable for investments in Affiliates purchased	182
Payable for TBA investments purchased	8,546
Payable for Portfolio shares redeemed	17
Accrued investment advisory fees	81
Accrued supervisory and administrative fees	6
Accrued servicing fees	18
Total Liabilities	9,110

Commitments and Contingent Liabilities^

Net Assets	$158,619

Net Assets Consist of:

Paid in capital	$172,300
Distributable earnings (accumulated loss)	(13,681)

Net Assets	$158,619

Net Assets:

Administrative Class	$158,619

Shares Issued and Outstanding:

Administrative Class	17,549

Net Asset Value Per Share Outstanding(a):

Administrative Class	$9.04

Cost of investments in securities	$127,300
Cost of investments in Affiliates	$40,587
Cost of foreign currency held	$31
Cost or premiums of financial derivative instruments, net	$146

* Includes repurchase agreements of:	$68,117

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Balanced Allocation Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$2,857
Dividends from Investments in Affiliates	1,115
Total Income	3,972

Expenses:

Investment advisory fees	526
Supervisory and administrative fees	40
Distribution and/or servicing fees - Administrative Class	120
Trustee fees	3
Interest expense	35
Total Expenses	724
Waiver and/or Reimbursement by PIMCO	(34)
Net Expenses	690

Net Investment Income (Loss)	3,282

Net Realized Gain (Loss):

Investments in securities	(612)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	10,899
Over the counter financial derivative instruments	1

Net Realized Gain (Loss)	10,287

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(725)
Investments in Affiliates	(169)
Exchange-traded or centrally cleared financial derivative instruments	(3,261)
Over the counter financial derivative instruments	1
Foreign currency assets and liabilities	(2)

Net Change in Unrealized Appreciation (Depreciation)	(4,156)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,413

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Balanced Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$3,282	$6,017
Net realized gain (loss)	10,287	7,042
Net change in unrealized appreciation (depreciation)	(4,156)	10,132

Net Increase (Decrease) in Net Assets Resulting from Operations	9,413	23,191

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(4,000)	(4,601)

Total Distributions(a)	(4,000)	(4,601)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(10,629)	(22,377)

Total Increase (Decrease) in Net Assets	(5,216)	(3,787)

Net Assets:

Beginning of period	163,835	167,622
End of period	$158,619	$163,835

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Balanced Allocation Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 77.5%

CORPORATE BONDS & NOTES 4.0%

BANKING & FINANCE 3.1%

American Express Co.
5.850% due 11/05/2027	$300	$307

Bank of America Corp.
1.658% due 03/11/2027 •	200	188
3.950% due 04/21/2025	200	197

Barclays PLC
4.972% due 05/16/2029 •	200	196

Blackstone Holdings Finance Co. LLC
5.900% due 11/03/2027	200	204

BPCE SA
4.625% due 07/11/2024	100	100

Broadstone Net Lease LLC
2.600% due 09/15/2031	100	80

Brookfield Finance, Inc.
4.850% due 03/29/2029	100	98

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029	100	92

Corebridge Financial, Inc.
3.850% due 04/05/2029	200	188

Credit Suisse AG AT1 Claim	400	48

Deutsche Bank AG
3.035% due 05/28/2032 •	200	168

Discover Financial Services
4.500% due 01/30/2026	100	98

GLP Capital LP
5.250% due 06/01/2025	150	149

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	400	383

HSBC Holdings PLC
4.583% due 06/19/2029 •	200	193

JPMorgan Chase & Co.
3.782% due 02/01/2028 •	300	289

Lloyds Banking Group PLC
4.450% due 05/08/2025	300	297

LXP Industrial Trust
2.375% due 10/01/2031	300	240

Mitsubishi UFJ Financial Group, Inc.
2.757% due 09/13/2026	200	190

Morgan Stanley
5.652% due 04/13/2028 •	100	101
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~	200	201

NatWest Group PLC
1.642% due 06/14/2027 •	200	185

Realty Income Corp.
3.100% due 12/15/2029	100	90
4.000% due 07/15/2029	100	95

Sabra Health Care LP
3.900% due 10/15/2029	100	90

Sumitomo Mitsui Financial Group, Inc.
2.448% due 09/27/2024	200	198

Wells Fargo & Co.
3.196% due 06/17/2027 •	100	96
4.150% due 01/24/2029	200	192

		4,953

INDUSTRIALS 0.7%

Air Canada Pass-Through Trust
3.750% due 06/15/2029	61	58

American Airlines Pass-Through Trust
3.500% due 08/15/2033	157	138

British Airways Pass-Through Trust
3.300% due 06/15/2034	242	219

Broadcom, Inc.
3.187% due 11/15/2036	100	79

Choice Hotels International, Inc.
3.700% due 12/01/2029	100	90

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer LP
3.900% due 07/15/2026	$100	$97

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	300	286

Penske Truck Leasing Co. LP
4.450% due 01/29/2026	100	98

Reynolds American, Inc.
4.450% due 06/12/2025	62	61

		1,126

UTILITIES 0.2%

Exelon Corp.
3.950% due 06/15/2025	100	98

ONEOK, Inc.
4.550% due 07/15/2028	100	98

		196

Total Corporate Bonds & Notes (Cost $6,648)		6,275

MUNICIPAL BONDS & NOTES 0.0%

VIRGINIA 0.0%

University of Virginia Revenue Bonds, Series 2019
3.227% due 09/01/2119	100	61

Total Municipal Bonds & Notes (Cost $100)		61

U.S. GOVERNMENT AGENCIES 14.1%

Fannie Mae
5.843% due 11/25/2046 •	103	102
5.893% due 07/25/2046 •	35	35
5.913% due 09/25/2046 •	38	37
6.336% due 05/01/2038 •	60	62

Freddie Mac
3.500% due 09/01/2047	48	44
4.000% due 08/01/2047	130	122

Uniform Mortgage-Backed Security
2.500% due 06/01/2051 - 09/01/2052	6,353	5,194
3.000% due 10/01/2051 - 01/01/2052	3,776	3,216
3.500% due 11/01/2045 - 09/01/2046	141	127
4.000% due 08/01/2042 - 02/01/2053	1,783	1,645
4.500% due 07/01/2053 - 12/01/2053	2,125	2,005
5.000% due 02/01/2053	2,619	2,537

Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2054	6,700	5,930
4.500% due 08/01/2054	1,400	1,320

Total U.S. Government Agencies (Cost $22,121)		22,376

U.S. TREASURY OBLIGATIONS 14.2%

U.S. Treasury Bonds
1.750% due 08/15/2041	1,100	727
1.875% due 02/15/2041	600	411
2.000% due 11/15/2041	2,000	1,375
2.250% due 05/15/2041	3,400	2,461
2.375% due 02/15/2042	200	146
2.375% due 05/15/2051	2,200	1,449
4.000% due 11/15/2052	900	820

U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034	1,530	1,485

U.S. Treasury Notes
0.375% due 04/30/2025 (f)	1,600	1,538
0.375% due 09/30/2027	100	88
0.500% due 10/31/2027	100	88
0.625% due 11/30/2027	300	264
0.750% due 05/31/2026	8,300	7,698
0.750% due 01/31/2028	1,400	1,229
4.000% due 06/30/2028	1,800	1,773

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.125% due 10/31/2027		$900	$890

Total U.S. Treasury Obligations (Cost $26,659)			22,442

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Banc of America Funding Trust
4.981% due 08/27/2036 ~		82	76

BANK
4.165% due 05/15/2061 ~		79	77

Citigroup Mortgage Loan Trust
5.149% due 07/25/2037 ~		35	30

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.500% due 10/25/2036 «þ		27	22

Grifonas Finance PLC
4.181% due 08/28/2039 •	EUR	16	16

Lehman XS Trust
5.860% due 07/25/2047 •		$195	187

Morgan Stanley Capital Trust
3.912% due 09/09/2032		100	88

Total Non-Agency Mortgage-Backed Securities (Cost $511)			496

ASSET-BACKED SECURITIES 1.8%

CIT Mortgage Loan Trust
6.960% due 10/25/2037 •		89	89

Citigroup Mortgage Loan Trust
5.720% due 08/25/2036 «•		7	6

Countrywide Asset-Backed Certificates Trust
5.660% due 06/25/2047 •		98	84
5.920% due 05/25/2037 •		487	441

Crestline Denali CLO Ltd.
6.728% due 10/23/2031 •		232	232

ECMC Group Student Loan Trust
6.200% due 02/27/2068 •		41	41

Fremont Home Loan Trust
5.760% due 10/25/2036 •		354	141

GSAMP Trust
6.240% due 07/25/2045 •		106	103

JP Morgan Mortgage Acquisition Corp.
6.045% due 05/25/2035 •		151	148

Long Beach Mortgage Loan Trust
6.510% due 06/25/2035 •		175	168

Morgan Stanley ABS Capital, Inc. Trust
5.590% due 10/25/2036 •		123	107

Navient Student Loan Trust
6.500% due 12/27/2066 •		80	81

Option One Mortgage Loan Trust
6.225% due 08/25/2035 •		96	91

Palmer Square Loan Funding Ltd.
6.390% due 10/15/2029 •		139	139

Sound Point CLO Ltd.
6.796% due 07/20/2032 •		300	301

Structured Asset Investment Loan Trust
5.632% due 07/25/2036 •		531	306

Vibrant CLO Ltd.
6.706% due 07/20/2032 •		300	300

Total Asset-Backed Securities (Cost $2,846)			2,778

SOVEREIGN ISSUES 0.2%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		300	305

Total Sovereign Issues (Cost $297)			305

SHORT-TERM INSTRUMENTS 42.9%

REPURCHASE AGREEMENTS (d) 42.9%
			68,117

Total Short-Term Instruments (Cost $68,118)			68,117

Total Investments in Securities (Cost $127,300)			122,850

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 24.6%

MUTUAL FUNDS (b) 8.7%

PIMCO Income Fund	1,316,107	$13,793

Total Mutual Funds (Cost $15,371)		13,793

SHORT-TERM INSTRUMENTS 15.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.9%

PIMCO Short-Term Floating NAV Portfolio III	2,593,115	25,228

Total Short-Term Instruments (Cost $25,216)		25,228

Total Investments in Affiliates (Cost $40,587)		39,021

Total Investments 102.1% (Cost $167,887)		$161,871

Financial Derivative Instruments (e)(g) (0.1)% (Cost or Premiums, net $146)		(196)

Other Assets and Liabilities, net (2.0)%		(3,056)

Net Assets 100.0%		$158,619

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal amount of security is adjusted for inflation.

(b)	Institutional Class Shares of each Fund.

(c)	Restricted Securities.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.420%	06/28/2024	07/01/2024	$67,600	U.S. Treasury Notes 1.500% due 01/31/2027	$(68,998)	$67,600	$67,631
FICC	2.600	06/28/2024	07/01/2024	517	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(230)	517	517
					U.S. Treasury Notes 4.500% due 03/31/2026	(298)

Total Repurchase Agreements						$(69,526)	$68,117	$68,148

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$67,631	$0	$0	$67,631	$(68,998)	$(1,367)
FICC	517	0	0	517	(528)	(11)

Total Borrowings and Other Financing Transactions	$68,148	$0	$0

(1)	Includes accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(1,121) at a weighted average interest rate of 5.423%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index September Futures	09/2024	201	$55,491	$59	$0	$(246)
Mini MSCI EAFE Index September Futures	09/2024	340	39,834	152	53	0
U.S. Treasury 5-Year Note September Futures	09/2024	21	2,238	11	0	(2)
U.S. Treasury 10-Year Note September Futures	09/2024	11	1,210	6	0	(3)

				$228	$53	$(251)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	20	$(2,271)	$12	$10	$0

Total Futures Contracts				$240	$63	$(251)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$460	$(16)	$14	$(2)	$0	$0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(8)	2	(6)	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	7,800	170	(8)	162	0	(1)

Total Swap Agreements					$146	$8	$154	$0	$(1)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(4)			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$63	$0	$63	$0	$(259)		$(1)	$(260)

(f)

Securities with an aggregate market value of $331 and cash of $3,991 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO Balanced Allocation Portfolio	(Cont.)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin liability of $(8) for closed futures is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	07/2024	CAD	19		$14	$0	$0

MBC	07/2024		$14	CAD	19	0	0
	08/2024	CAD	19		$14	0	0

SSB	07/2024	EUR	38		41	1	0

Total Forward Foreign Currency Contracts						$1	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
SSB	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$53	$0	$10	$63

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$0	$53	$1	$10	$64

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$254	$0	$5	$259
Swap Agreements	0	1	0	0	0	1

	$0	$1	$254	$0	$5	$260

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$10,784	$0	$(15)	$10,769
Swap Agreements	0	130	0	0	0	130

	$0	$130	$10,784	$0	$(15)	$10,899

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$130	$10,784	$1	$(15)	$10,900

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(3,256)	$0	$69	$(3,187)
Swap Agreements	0	(74)	0	0	0	(74)

	$0	$(74)	$(3,256)	$0	$69	$(3,261)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

	$0	$(74)	$(3,256)	$1	$69	$(3,260)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,953	$0	$4,953
Industrials	0	1,126	0	1,126
Utilities	0	196	0	196
Municipal Bonds & Notes
Virginia	0	61	0	61
U.S. Government Agencies	0	22,376	0	22,376
U.S. Treasury Obligations	0	22,442	0	22,442
Non-Agency Mortgage-Backed Securities	0	474	22	496
Asset-Backed Securities	0	2,772	6	2,778
Sovereign Issues	0	305	0	305
Short-Term Instruments
Repurchase Agreements	0	68,117	0	68,117

	$0	$122,822	$28	$122,850

Investments in Affiliates, at Value
Mutual Funds	13,793	0	0	13,793

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25,228	$0	$0	$25,228

	$39,021	$0	$0	$39,021

Total Investments	$39,021	$122,822	$28	$161,871

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	53	10	0	63
Over the counter	0	1	0	1

	$53	$11	$0	$64

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(246)	$(6)	$0	$(252)

Total Financial Derivative Instruments	$(193)	$5	$0	$(188)

Totals	$38,828	$122,827	$28	$161,683

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Balanced Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

16	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has

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Notes to Financial Statements	(Cont.)

made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using

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data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing

Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

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Notes to Financial Statements	(Cont.)

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations,

sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

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Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing

Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each acquired fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$13,546	$427	$0	$0	$(180)	$13,793	$428	$0

PIMCO Short-Term Floating NAV Portfolio III	1,121	194,197	(170,100)	(1)	11	25,228	687	0

Totals	$14,667	$194,624	$(170,100)	$(1)	$(169)	$39,021	$1,115	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified

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institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms

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Notes to Financial Statements	(Cont.)

and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified

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as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal

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Notes to Financial Statements	(Cont.)

to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

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Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets,

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Notes to Financial Statements	(Cont.)

differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in

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response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation,

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Notes to Financial Statements	(Cont.)

income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class
0.66%	0.05%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	31

Notes to Financial Statements	(Cont.)

of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders.

PIMCO has contractually agreed, through May 1, 2025, to waive, first, the Investment Advisory Fee and, second, to the extent necessary, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust indirectly incurred by the Portfolio in connection with its investments in series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, the amount waived and/or reimbursed was $33,632.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$53,857	$57,006	$1,111	$451

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Administrative Class	6	$52	48	$411
Issued as reinvestment of distributions

Administrative Class	445	4,000	549	4,601
Cost of shares redeemed

Administrative Class	(1,647)	(14,681)	(3,306)	(27,389)

Net increase (decrease) resulting from Portfolio share transactions	(1,196)	$(10,629)	(2,709)	$(22,377)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 100% of the Portfolio. The shareholders are related parties of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$9,037	$6,746

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	33

Notes to Financial Statements	(Cont.)	June 30, 2024	(Unaudited)

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$168,033	$789	$(6,556)	$(5,767)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

34	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	SSB	State Street Bank and Trust Co.

BPS	BNP Paribas S.A.	MBC	HSBC Bank Plc

Currency Abbreviations:

CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	SOFR	Secured Overnight Financing Rate

CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced

ALT	Alternate Loan Trust	MSCI	Morgan Stanley Capital International

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	35

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT10FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO CommodityRealReturn® Strategy Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the

Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or

2	PIMCO VARIABLE INSURANCE TRUST

other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The Portfolio will seek to gain exposure to the commodity markets primarily through investments in leveraged or unleveraged commodity index-linked notes, which are derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indexes, and through investments in the PIMCO Cayman Commodity Portfolio I Ltd. (the “Subsidiary”), a wholly-owned subsidiary (as discussed below). The Portfolio may also invest in commodity-linked notes with principal and/or coupon payments linked to the value of particular commodities or commodity futures contracts, or a subset of commodities or commodity futures contracts. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the notes. The value of these notes will rise or fall in response to changes in the underlying commodity or related index of investments. These notes expose the Portfolio economically to movements in commodity prices. The Portfolio is intended for long-term investors and an investment in the Portfolio should be no more than a small part of a typical diversified portfolio. The Portfolio’s share price is expected to be more volatile than that of other funds. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, and international economic, political and regulatory developments. These notes also are subject to risks, such as credit, market and interest rate risks, that in general affect the values of debt securities. In addition, these notes are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index. Therefore, at maturity of the note, the Portfolio may receive more or less principal than it originally invested. The Portfolio might receive interest payments on the note that are more or less than the stated coupon interest payments. The Portfolio may also gain exposure to the commodity markets indirectly by investing in its Subsidiary, which will primarily invest in different commodity-linked derivative instruments than the Portfolio, including swap agreements, commodity options, futures and options on futures.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO CommodityRealReturn® Strategy Portfolio	06/30/04	04/30/12	11/10/14	06/30/04	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO CommodityRealReturn® Strategy Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2024 - 06/30/2024+	$5.32	$0.11	$0.15	$0.26	$(0.06)	$0.00	$(0.06)

12/31/2023	6.86	0.17	(0.70)	(0.53)	(1.01)	0.00	(1.01)

12/31/2022	7.71	0.48	0.46	0.94	(1.79)	0.00	(1.79)

12/31/2021	6.03	0.33	1.67	2.00	(0.32)	0.00	(0.32)

12/31/2020	6.39	0.07	(0.07)	0.00	(0.36)	0.00	(0.36)

12/31/2019	6.00	0.10	0.59	0.69	(0.30)	0.00	(0.30)
Class M

01/01/2024 - 06/30/2024+	5.29	0.09	0.16	0.25	(0.05)	0.00	(0.05)

12/31/2023	6.82	0.14	(0.69)	(0.55)	(0.98)	0.00	(0.98)

12/31/2022	7.67	0.42	0.48	0.90	(1.75)	0.00	(1.75)

12/31/2021	6.01	0.27	1.69	1.96	(0.30)	0.00	(0.30)

12/31/2020	6.37	0.04	(0.06)	(0.02)	(0.34)	0.00	(0.34)

12/31/2019	5.99	0.08	0.57	0.65	(0.27)	0.00	(0.27)
Administrative Class

01/01/2024 - 06/30/2024+	5.35	0.10	0.15	0.25	(0.05)	0.00	(0.05)

12/31/2023	6.89	0.16	(0.70)	(0.54)	(1.00)	0.00	(1.00)

12/31/2022	7.73	0.46	0.47	0.93	(1.77)	0.00	(1.77)

12/31/2021	6.05	0.29	1.70	1.99	(0.31)	0.00	(0.31)

12/31/2020	6.41	0.05	(0.06)	(0.01)	(0.35)	0.00	(0.35)

12/31/2019	6.02	0.10	0.58	0.68	(0.29)	0.00	(0.29)
Advisor Class

01/01/2024 - 06/30/2024+	5.46	0.10	0.15	0.25	(0.05)	0.00	(0.05)

12/31/2023	7.01	0.16	(0.72)	(0.56)	(0.99)	0.00	(0.99)

12/31/2022	7.84	0.45	0.49	0.94	(1.77)	0.00	(1.77)

12/31/2021	6.13	0.29	1.73	2.02	(0.31)	0.00	(0.31)

12/31/2020	6.49	0.05	(0.06)	(0.01)	(0.35)	0.00	(0.35)

12/31/2019	6.09	0.09	0.59	0.68	(0.28)	0.00	(0.28)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.52	4.81%	$6,329	1.70	%*	1.86	%*	0.74	%*	0.90	%*	3.99	%*	106%

5.32	(7.74)	6,140	1.33		1.49		0.74		0.90		2.95		190

6.86	8.79	6,572	1.14		1.35		0.74		0.95		5.96		126

7.71	33.47	9,934	0.79		1.02		0.75		0.98		4.50		197

6.03	1.50	2,976	1.09		1.23		0.74		0.88		1.28		250

6.39	11.63	2,895	2.01		2.12		0.74		0.85		1.61		223

5.49	4.65	450	2.15	*	2.31	*	1.19	*	1.35	*	3.25	*	106

5.29	(8.10)	549	1.78		1.94		1.19		1.35		2.42		190

6.82	8.42	1,231	1.59		1.80		1.19		1.40		5.29		126

7.67	32.74	691	1.24		1.47		1.20		1.43		3.75		197

6.01	1.08	384	1.54		1.68		1.19		1.33		0.69		250

6.37	10.98	490	2.46		2.57		1.19		1.30		1.26		223

5.55	4.72	243,039	1.85	*	2.01	*	0.89	*	1.05	*	3.83	*	106

5.35	(7.85)	240,652	1.48		1.64		0.89		1.05		2.79		190

6.89	8.76	317,325	1.29		1.50		0.89		1.10		5.69		126

7.73	33.17	302,024	0.94		1.17		0.90		1.13		4.05		197

6.05	1.35	223,298	1.24		1.38		0.89		1.03		1.02		250

6.41	11.43	222,337	2.16		2.27		0.89		1.00		1.54		223

5.66	4.57	140,516	1.95	*	2.11	*	0.99	*	1.15	*	3.68	*	106

5.46	(7.93)	147,670	1.58		1.74		0.99		1.15		2.69		190

7.01	8.66	188,537	1.39		1.60		0.99		1.20		5.57		126

7.84	33.11	158,636	1.04		1.27		1.00		1.23		3.95		197

6.13	1.23	111,152	1.34		1.48		0.99		1.13		0.91		250

6.49	11.35	110,525	2.26		2.37		0.99		1.10		1.46		223

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Consolidated Statement of Assets and Liabilities	PIMCO CommodityRealReturn® Strategy Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$691,237
Investments in Affiliates	1,612
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,265
Over the counter	2,292
Cash	1
Deposits with counterparty	2,918
Foreign currency, at value	932
Receivable for investments sold	209,777
Receivable for investments sold on a delayed-delivery basis	86
Receivable for TBA investments sold	55,341
Receivable for Portfolio shares sold	233
Interest and/or dividends receivable	1,222
Dividends receivable from Affiliates	4
Reimbursement receivable from PIMCO	53
Total Assets	966,973

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$303,816
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,043
Over the counter	3,851
Payable for investments purchased	155,348
Payable for investments in Affiliates purchased	4
Payable for TBA investments purchased	110,297
Deposits from counterparty	1,754
Payable for Portfolio shares redeemed	193
Accrued investment advisory fees	186
Accrued supervisory and administrative fees	91
Accrued distribution fees	28
Accrued servicing fees	28
Total Liabilities	576,639

Commitments and Contingent Liabilities^

Net Assets	$390,334

Net Assets Consist of:

Paid in capital	$456,103
Distributable earnings (accumulated loss)	(65,769)

Net Assets	$390,334

Net Assets:

Institutional Class	$6,329
Class M	450
Administrative Class	243,039
Advisor Class	140,516

Shares Issued and Outstanding:

Institutional Class	1,146
Class M	82
Administrative Class	43,768
Advisor Class	24,806

Net Asset Value Per Share Outstanding(a):

Institutional Class	$5.52
Class M	5.49
Administrative Class	5.55
Advisor Class	5.66

Cost of investments in securities	$707,304
Cost of investments in Affiliates	$1,612
Cost of foreign currency held	$940
Cost or premiums of financial derivative instruments, net	$(382)

* Includes repurchase agreements of:	$238,887

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO CommodityRealReturn® Strategy Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$10,998
Dividends from Investments in Affiliates	69
Total Income	11,067

Expenses:

Investment advisory fees	1,180
Supervisory and administrative fees	579
Distribution and/or servicing fees - Class M	1
Distribution and/or servicing fees - Administrative Class	181
Distribution and/or servicing fees - Advisor Class	179
Trustee fees	7
Interest expense	1,869
Total Expenses	3,996
Waiver and/or Reimbursement by PIMCO	(314)
Net Expenses	3,682

Net Investment Income (Loss)	7,385

Net Realized Gain (Loss):

Investments in securities	(1,709)
Investments in Affiliates	3
Exchange-traded or centrally cleared financial derivative instruments	1,502
Over the counter financial derivative instruments	14,739
Short sales	(38)
Foreign currency	(3)

Net Realized Gain (Loss)	14,494

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(2,848)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(167)
Over the counter financial derivative instruments	(532)
Foreign currency assets and liabilities	(15)

Net Change in Unrealized Appreciation (Depreciation)	(3,563)

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,316

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Consolidated Statements of Changes in Net Assets	PIMCO CommodityRealReturn® Strategy Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$7,385	$12,105
Net realized gain (loss)	14,494	(88,350)
Net change in unrealized appreciation (depreciation)	(3,563)	38,077

Net Increase (Decrease) in Net Assets Resulting from Operations	18,316	(38,168)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(65)	(959)
Class M	(4)	(174)
Administrative Class	(2,315)	(44,591)
Advisor Class	(1,251)	(26,127)

Total Distributions(a)	(3,635)	(71,851)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(19,358)	(8,635)

Total Increase (Decrease) in Net Assets	(4,677)	(118,654)

Net Assets:

Beginning of period	395,011	513,665
End of period	$390,334	$395,011

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.1%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

UBS Group AG
0.650% due 01/14/2028 •	EUR	100	$99
7.750% due 03/01/2029 •		100	121

Total Corporate Bonds & Notes (Cost $205)			220

U.S. GOVERNMENT AGENCIES 14.3%

Fannie Mae
5.800% due 05/25/2042 •		$2	2
6.029% due 07/01/2035 •		3	3
6.030% due 11/01/2035 •		3	3
6.081% due 05/25/2035 ~		6	6
6.139% due 01/01/2036 •		9	9
6.314% due 10/01/2044 •		1	1
6.413% due 11/01/2034 •		4	5

Freddie Mac
5.751% due 09/01/2036 •		13	14
5.793% due 07/15/2044 •		139	140
5.882% due 10/01/2036 •		13	13
5.898% due 09/15/2042 •		234	230
6.350% due 01/01/2034 •		1	1
6.353% due 02/25/2045 •		19	18
7.588% due 07/01/2036 •		40	41

Ginnie Mae
6.246% due 08/20/2068 •		307	303
6.522% due 04/20/2067 •		212	215

Ginnie Mae, TBA
3.500% due 08/01/2054		11,200	10,063

U.S. Small Business Administration
5.510% due 11/01/2027		24	24

Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2054		11,028	10,097
4.500% due 08/01/2054		20,300	19,145
5.500% due 08/01/2054		3,300	3,254
6.000% due 08/01/2054		9,500	9,523
6.500% due 08/01/2054		2,900	2,950

Total U.S. Government Agencies (Cost $56,394)			56,060

U.S. TREASURY OBLIGATIONS 80.4%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025 (g)		26,098	25,243
0.125% due 04/15/2026 (g)		25,834	24,683
0.125% due 07/15/2026 (g)		15,198	14,531
0.125% due 10/15/2026		8,410	8,006
0.125% due 04/15/2027 (i)		4,330	4,075
0.125% due 01/15/2030		6,215	5,595
0.125% due 07/15/2030		1,198	1,073
0.375% due 07/15/2025 (g)		25,912	25,264
0.375% due 01/15/2027		8,189	7,786
0.375% due 07/15/2027 (g)		10,612	10,072
0.500% due 01/15/2028 (g)		25,708	24,230
0.625% due 01/15/2026 (g)		23,525	22,763
0.625% due 07/15/2032		108	97
0.625% due 02/15/2043		205	154
0.750% due 07/15/2028		5,595	5,318
0.875% due 01/15/2029 (g)		12,168	11,530
1.000% due 02/15/2046		2,779	2,171
1.250% due 04/15/2028 (g)		31,356	30,291
1.375% due 07/15/2033		6,813	6,436
1.375% due 02/15/2044		135	115
1.625% due 10/15/2027 (g)		42,069	41,392
1.750% due 01/15/2028		1,755	1,728
2.125% due 04/15/2029 (g)		7,906	7,918
2.125% due 02/15/2040		334	330
2.125% due 02/15/2054		1,022	994
2.375% due 10/15/2028 (g)		28,148	28,523
2.500% due 01/15/2029		2,395	2,437

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 04/15/2029		$143	$155
3.875% due 04/15/2029 (k)		719	777

Total U.S. Treasury Obligations (Cost $322,959)			313,687

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Alliance Bancorp Trust
5.940% due 07/25/2037 •		119	99

Banc of America Mortgage Trust
5.073% due 11/25/2035 «~		5	5
5.843% due 06/25/2035 ~		13	11

Bear Stearns Adjustable Rate Mortgage Trust
4.809% due 03/25/2035 ~		19	17
4.912% due 07/25/2036 ~		18	15
6.290% due 01/25/2035 ~		28	28

Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~		100	89

Countrywide Alternative Loan Trust
5.000% due 07/25/2035		39	21
5.648% due 12/20/2046 •		500	428
5.700% due 06/25/2036 •		295	256
6.000% due 02/25/2037		118	50

Countrywide Home Loan Mortgage Pass-Through Trust
4.749% due 10/20/2035 ~		701	666

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.532% due 10/26/2036 ~		25	21
5.610% due 09/29/2036 •		117	114

Eurosail PLC
6.303% due 06/13/2045 •	GBP	89	112

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$38	15
6.785% due 06/25/2034 ~		3	3

GreenPoint Mortgage Funding Trust
5.820% due 09/25/2046 •		66	58
6.000% due 11/25/2045 •		3	3

GSR Mortgage Loan Trust
6.167% due 01/25/2035 ~		6	5

HarborView Mortgage Loan Trust
5.933% due 03/19/2036 •		17	15

IndyMac INDA Mortgage Loan Trust
5.342% due 11/25/2035 «~		5	5

JP Morgan Mortgage Trust
5.643% due 02/25/2035 «~		13	11
5.770% due 07/25/2035 «~		4	4
5.856% due 08/25/2035 ~		11	10

MASTR Adjustable Rate Mortgages Trust
5.994% due 11/21/2034 ~		5	5

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.183% due 09/15/2030 «•		12	12

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		496	467

Residential Accredit Loans, Inc. Trust
6.020% due 10/25/2037 ~		20	16
6.513% due 09/25/2045 •		39	33

Residential Asset Securitization Trust
5.500% due 05/25/2035 •		49	31

Sequoia Mortgage Trust
5.853% due 07/20/2036 •		45	38

Structured Adjustable Rate Mortgage Loan Trust
6.553% due 01/25/2035 •		5	4
7.282% due 02/25/2034 ~		2	2

Structured Asset Mortgage Investments Trust
5.880% due 04/25/2036 •		3	3
6.113% due 10/19/2034 •		4	3

WaMu Mortgage Pass-Through Certificates Trust
4.709% due 12/25/2035 ~		28	24
5.923% due 05/25/2047 •		88	70

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035 «		10	7

Total Non-Agency Mortgage-Backed Securities (Cost $2,912)			2,776

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 9.6%

ABFC Trust
5.740% due 10/25/2036 •		$635	$581

ACAS CLO Ltd.
6.479% due 10/18/2028 •		93	93

Allegro CLO Ltd.
6.557% due 10/16/2031 •		700	700

American Money Management Corp. CLO Ltd.
6.537% due 11/10/2030 •		107	108

Apidos CLO
6.489% due 07/18/2029 •		257	257
6.509% due 07/17/2030 •		328	328

Arbor Realty Commercial Real Estate Notes Ltd.
6.783% due 01/15/2037 •		1,200	1,195

Ares CLO Ltd.
6.460% due 01/15/2029 •		108	108

Argent Securities Trust
5.760% due 07/25/2036 •		224	193
5.780% due 05/25/2036 •		553	133
5.940% due 05/25/2035 •		54	48

Armada Euro CLO DAC
4.626% due 07/15/2031 •	EUR	617	660

Atlas Senior Loan Fund Ltd.
6.666% due 04/22/2031 •		$355	355

Barings CLO Ltd.
6.576% due 01/20/2031 •		497	497

Blackrock European CLO DAC
4.526% due 10/15/2031 •	EUR	485	518

BPCRE Ltd.
7.732% due 01/16/2037 •		$273	272

Carlyle Euro CLO DAC
4.458% due 08/15/2030 •	EUR	692	742
4.606% due 01/15/2031 •		609	653

Carlyle Global Market Strategies Euro CLO DAC
4.578% due 11/15/2031		835	890

CBAM Ltd.
6.836% due 07/20/2030 •		$329	330

CIFC European Funding CLO DAC
4.956% due 01/15/2034 •	EUR	1,000	1,072

CIT Mortgage Loan Trust
6.960% due 10/25/2037 •		$533	533

Citigroup Mortgage Loan Trust
5.920% due 12/25/2036 •		34	23
5.955% due 10/25/2036 •		400	387

Countrywide Asset-Backed Certificates Trust
5.650% due 11/25/2037 •		406	375
5.960% due 03/25/2037 •		161	153
6.200% due 08/25/2047 •		83	79
6.660% due 10/25/2035 •		8	8

Credit-Based Asset Servicing & Securitization LLC
5.559% due 07/25/2037 •		8	5
5.659% due 07/25/2037 •		34	22

Crestline Denali CLO Ltd.
6.728% due 10/23/2031 •		232	233

CVC Cordatus Loan Fund DAC
4.349% due 09/15/2031 •	EUR	377	403
4.556% due 10/15/2031 •		771	824

Denali Capital CLO Ltd.
6.640% due 04/15/2031 •		$318	318

Dryden CLO Ltd.
6.567% due 01/17/2033 •		400	400

Dryden Euro CLO DAC
4.688% due 05/15/2034 •	EUR	380	407

Dryden Senior Loan Fund
6.490% due 04/15/2029 •		$199	199

Ellington Loan Acquisition Trust
6.560% due 05/25/2037 •		17	16

Euro-Galaxy CLO DAC
4.511% due 04/24/2034 •	EUR	499	531

Fremont Home Loan Trust
5.730% due 10/25/2036 •		$81	70

Galaxy CLO Ltd.
6.560% due 10/15/2030 •		236	236

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAA Home Equity Trust
6.720% due 03/25/2046 þ		$37	$20

GSAMP Trust
5.530% due 12/25/2036 •		43	20
6.435% due 03/25/2035 •		65	61

Harvest CLO DAC
4.577% due 10/20/2031 •	EUR	473	506

Home Equity Asset Trust
6.135% due 02/25/2036 •		$227	219

IndyMac INDB Mortgage Loan Trust
5.600% due 07/25/2036 •		216	68

JP Morgan Mortgage Acquisition Trust
5.670% due 10/25/2036 •		15	15

Jubilee CLO DAC
4.506% due 04/15/2030 •	EUR	192	206

LCM LP
6.720% due 10/15/2031 •		$483	483

LCM Ltd.
6.656% due 01/20/2031 •		261	262
6.660% due 04/15/2031 •		600	600

Lehman XS Trust
4.857% due 06/25/2036 þ		87	81
5.780% due 05/25/2036 •		64	55
7.760% due 12/25/2037 •		336	319

LoanCore Issuer Ltd.
6.883% due 01/17/2037 •		598	599

Long Beach Mortgage Loan Trust
5.700% due 08/25/2036 •		468	184

Madison Park Euro Funding DAC
4.656% due 01/15/2032 •	EUR	699	747

Madison Park Funding Ltd.
6.340% due 04/15/2029 •		$588	589
6.507% due 10/18/2030 •		490	490
6.556% due 07/27/2031 •		958	959
6.705% due 04/25/2032 •		800	801

MASTR Asset-Backed Securities Trust
5.760% due 10/25/2036 •		163	53

MF1 LLC
7.489% due 06/19/2037 •		700	701

MidOcean Credit CLO
6.616% due 01/29/2030 •		3	3

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 ~		43	23
6.410% due 11/25/2036 þ		669	149

Mountain View CLO LLC
6.679% due 10/16/2029 •		178	178

New Century Home Equity Loan Trust
6.225% due 02/25/2035 •		67	65

OAK Hill European Credit Partners DAC
4.627% due 01/20/2032 •	EUR	219	235
4.637% due 10/20/2031		260	278

OCP Euro CLO DAC
4.726% due 01/15/2032 •		872	934

OZLM Ltd.
6.841% due 10/30/2030 •		$181	181

Palmer Square European Loan Funding DAC
4.626% due 10/15/2031 •	EUR	450	480

Renaissance Home Equity Loan Trust
6.560% due 09/25/2037 •		$884	367

Residential Asset Securities Corp. Trust
5.920% due 06/25/2036 •		139	134
5.955% due 04/25/2036 •		44	43

Saxon Asset Securities Trust
5.770% due 09/25/2037 •		84	79

Securitized Asset-Backed Receivables LLC Trust
5.760% due 07/25/2036 •		272	107
5.780% due 07/25/2036 •		129	45
5.900% due 10/25/2036 •		3,798	1,260
5.960% due 05/25/2036 •		440	228

SLM Student Loan Trust
6.159% due 10/25/2064 •		255	254

Sound Point CLO Ltd.
6.565% due 07/25/2030 •		325	326
6.566% due 10/20/2030 •		656	657

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Soundview Home Loan Trust
5.660% due 06/25/2037 •		$533	$360

Steele Creek CLO Ltd.
6.600% due 04/15/2031 •		1,438	1,440

Structured Asset Securities Corp. Mortgage Loan Trust
6.944% due 04/25/2035 •		38	37

Symphony Static CLO Ltd.
6.415% due 10/25/2029 •		287	287

TCW CLO Ltd.
6.555% due 04/25/2031 •		291	291

TPG Real Estate Finance Issuer Ltd.
6.979% due 02/15/2039 •		396	394

Venture CLO Ltd.
6.574% due 09/07/2030 •		287	287
6.716% due 04/20/2032 •		700	700
6.751% due 07/30/2032 •		300	300

Verdelite Static CLO Ltd.
0.000% due 07/20/2032 •(a)		2,000	2,000

VMC Finance LLC
7.233% due 02/18/2039 •		1,291	1,288

Voya CLO Ltd.
6.570% due 06/07/2030 •		314	314

Wellfleet CLO Ltd.
6.756% due 07/20/2032 •		796	798

Total Asset-Backed Securities (Cost $39,496)			37,515

SOVEREIGN ISSUES 8.0%

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (c)	BRL	4,500	784
0.000% due 04/01/2025 (c)		17,000	2,815

Canada Government Bond
4.250% due 12/01/2026 (d)	CAD	1,097	850

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	2,747	2,876
0.100% due 07/25/2031 (d)		3,110	3,137
0.250% due 07/25/2024 (d)		891	954

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		728	718
1.400% due 05/26/2025 (d)		9,594	10,162
1.800% due 05/15/2036 (d)		304	311

Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	367,088	2,388
0.100% due 03/10/2029 (d)		936,190	6,113

Total Sovereign Issues (Cost $35,464)			31,108

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(e)		230,000	229

Total Preferred Securities (Cost $230)			229

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 63.9%

COMMERCIAL PAPER 1.4%

Alimentation Couche-Tard, Inc.
5.510% due 07/16/2024		$250	249

Campbell Soup Co.
5.550% due 08/07/2024		400	397

Conagra Brands, Inc.
5.800% due 07/09/2024		250	250

Constellation Brands, Inc.
5.660% due 07/19/2024		250	249
5.700% due 07/12/2024		250	249

Crown Castle, Inc.
5.840% due 07/11/2024		250	250

Discovery Communications LLC
6.000% due 07/15/2024 (a)		250	249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Corp.
5.550% due 07/18/2024	$250	$249

Huntington Ingalls Industries, Inc.
5.880% due 07/02/2024	700	700

Intel Corp.
5.520% due 07/09/2024	250	250

Keurig Dr Pepper, Inc.
5.500% due 07/24/2024	250	249
5.510% due 07/19/2024	250	249

L3Harris Technologies, Inc.
5.520% due 07/24/2024	250	249

Marriott International, Inc.
5.530% due 08/13/2024	250	248

NextEra Energy Capital Holdings, Inc.
5.570% due 07/09/2024	250	250

Southern California Edison Co.
5.600% due 07/12/2024 (a)	250	249

Targa Resources Corp.
6.000% due 07/08/2024	250	250
6.000% due 07/22/2024	250	249
6.000% due 07/29/2024 (a)	250	249

VW Credit, Inc.
5.570% due 08/21/2024	250	248

		5,582

REPURCHASE AGREEMENTS (f) 61.2%
		238,887

U.S. TREASURY BILLS 1.3%
5.387% due 07/18/2024 - 09/05/2024 (b)(c)(k)	5,201	5,173

Total Short-Term Instruments (Cost $249,644)		249,642

Total Investments in Securities (Cost $707,304)		691,237

	SHARES
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	165,713	1,612

Total Short-Term Instruments (Cost $1,612)		1,612

Total Investments in Affiliates (Cost $1,612)		1,612

Total Investments 177.5% (Cost $708,916)		$692,849

Financial Derivative Instruments (h)(j) (0.3)% (Cost or Premiums, net $(382))		(1,337)

Other Assets and Liabilities, net (77.2)%		(301,178)

Net Assets 100.0%		$390,334

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.390%	06/28/2024	07/01/2024	$73,000	U.S. Treasury Notes 2.875% due 05/15/2032	$(74,142)	$73,000	$73,033
DEU	5.410	07/01/2024	07/02/2024	79,400	U.S. Treasury Notes 1.375% due 11/15/2031	(81,012)	79,400	79,400
	5.430	06/28/2024	07/01/2024	100	U.S. Treasury Inflation Protected Securities 2.375% due 10/15/2028	(102)	100	100
FICC	2.600	06/28/2024	07/01/2024	155	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(158)	155	155
SAL	5.370	06/28/2024	07/01/2024	12,900	U.S. Treasury Notes 0.750% due 04/30/2026	(13,169)	12,900	12,906
	5.380	07/01/2024	07/02/2024	73,200	U.S. Treasury Notes 0.750% due 04/30/2026	(74,702)	73,200	73,200
SSB	2.600	06/28/2024	07/01/2024	132	U.S. Treasury Notes 1.125% due 02/28/2027(2)	(135)	132	132

Total Repurchase Agreements						$(243,420)	$238,887	$238,926

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
BCY	5.440%	06/13/2024	07/25/2024	$(31,458)	$(31,543)
	5.520	06/27/2024	07/01/2024	(7,950)	(7,955)
	5.560	06/27/2024	07/01/2024	(26,505)	(26,521)
	5.570	06/26/2024	07/03/2024	(28,598)	(28,621)
BPG	5.600	07/01/2024	07/02/2024	(193,526)	(193,526)
MSC	5.590	07/02/2024	07/03/2024	(15,650)	(15,650)

Total Sale-Buyback Transactions					$(303,816)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BPS	$73,033	$0	$0	$73,033	$(74,142)	$(1,109)
DEU	79,500	0	0	79,500	(81,114)	(1,614)
FICC	155	0	0	155	(158)	(3)
SAL	86,106	0	0	86,106	(87,870)	(1,764)
SSB	132	0	0	132	(135)	(3)

Master Securities Forward Transaction Agreement
BCY	0	0	(94,640)	(94,640)	94,365	(275)
BPG	0	0	(193,526)	(193,526)	193,237	(289)
MSC	0	0	(15,650)	(15,650)	15,620	(30)

Total Borrowings and Other Financing Transactions	$238,926	$0	$(303,816)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$(34,476)	$(269,340)	$0	$0	$(303,816)

Total Borrowings	$(34,476)	$(269,340)	$0	$0	$(303,816)

Payable for sale-buyback financing transactions					$(303,816)

(g)	Securities with an aggregate market value of $303,222 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(63,416) at a weighted average interest rate of 5.429%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $(155) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT Corn September 2024 Futures	$450.000	08/23/2024	35	175	$19	$10

Total Purchased Options					$19	$10

WRITTEN OPTIONS:

COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT Corn December 2024 Futures	$400.000	11/22/2024	33	165	$(12)	$(23)
Call - CME Gold August 2024 Futures	2,450.000	07/25/2024	8	1	(13)	(5)
Call - CME Gold August 2024 Futures	2,500.000	07/25/2024	2	0	(2)	(1)
Call - NYMEX Crude Oil August 2024 Futures	83.000	07/17/2024	3	3	(4)	(3)
Call - NYMEX Crude Oil August 2024 Futures	85.000	07/17/2024	4	4	(3)	(2)
Put - NYMEX Natural Gas August 2024 Futures	2.600	07/26/2024	20	200	(18)	(32)
Put - NYMEX Natural Gas September 2024 Futures	2.200	08/27/2024	2	20	(1)	(2)
Put - NYMEX Natural Gas September 2024 Futures	2.350	08/27/2024	1	10	(1)	(1)
Put - NYMEX Natural Gas September 2024 Futures	2.400	08/27/2024	2	20	(2)	(3)
Put - NYMEX Natural Gas September 2024 Futures	2.450	08/27/2024	1	10	(1)	(2)
Put - NYMEX Natural Gas September 2024 Futures	2.500	08/27/2024	2	20	(3)	(4)
Put - NYMEX Natural Gas September 2024 Futures	2.550	08/27/2024	1	10	(1)	(2)
Put - NYMEX Natural Gas September 2024 Futures	2.600	08/27/2024	1	10	(1)	(2)

					$(62)	$(82)

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - EUREX Dutch TTF Natural Gas August 2024 Futures	60.000	07/26/2024	1	1	(2)	0
Call - EUREX Dutch TTF Natural Gas September 2024 Futures	60.000	08/27/2024	1	1	(1)	0
Call - ICE Crude Oil October 2024 Futures	89.000	08/27/2024	10	10	(13)	(15)
Call - ICE Crude Oil September 2024 Futures	89.000	07/26/2024	2	2	(2)	(2)

					$(18)	$(17)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - EUREX Euro-Schatz July 2024 Futures	106.200	07/26/2024	151	151	(26)	(11)

Total Written Options					$(106)	$(110)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Arabica Coffee December Futures	12/2024	3	$253	$3	$0	$0
Australia Government 10-Year Bond September Futures	09/2024	67	5,076	(12)	39	(39)
Brent Crude February Futures	12/2024	6	491	15	0	(2)
Brent Crude January Futures	11/2024	6	494	0	0	(2)
Brent Crude June Futures	04/2025	3	240	4	0	(1)
Brent Crude March Futures	01/2025	6	488	13	0	(2)
Brent Crude September Futures	07/2024	8	680	(1)	0	(2)
California Carbon Allowance December Futures	12/2024	114	4,315	87	12	0
California Carbon Allowance December Futures	12/2025	194	7,840	(71)	23	0
Cocoa December Futures	12/2024	7	461	(61)	25	0
Copper September Futures	09/2024	7	769	(70)	8	0
Corn December Futures	12/2024	2	42	(4)	0	(1)
Euro-BOBL Future September Futures	09/2024	54	6,734	67	2	(9)
Euro-BTP Future September Futures	09/2024	67	8,272	(84)	0	(47)
European Climate Exchange December Futures	12/2024	6	434	1	5	(2)
Gas Oil December Futures	12/2024	4	309	9	0	(2)
Gas Oil October Futures	10/2024	1	78	1	0	(1)
Gold 100 oz. August Futures	08/2024	9	2,106	(3)	3	0
Gold 100 oz. December Futures	12/2024	1	239	1	0	0
Hard Red Winter Wheat December Futures	12/2024	13	392	(82)	0	(5)
Hard Red Winter Wheat September Futures	09/2024	41	1,202	(166)	0	(21)
Iron Ore September Futures	09/2024	67	710	(58)	6	0
Live Cattle October Futures	10/2024	13	961	10	0	(5)
Natural Gas February Futures	01/2025	1	37	(1)	0	0
Natural Gas March Futures	02/2025	16	521	(12)	0	(4)
Natural Gas November Futures	10/2024	14	431	(14)	0	(8)
Natural Gas October Futures	09/2024	12	323	(25)	0	(6)
Natural Gas September Futures	08/2024	7	182	(22)	0	(5)
Nickel September Futures	09/2024	3	311	(42)	0	(42)
Platinum October Futures	10/2024	3	152	(9)	1	0
Soybean Meal December Futures	12/2024	64	2,147	(206)	0	(19)
Soybean November Futures	11/2024	22	1,214	(86)	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	247	28,042	232	0	(120)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	131	16,420	245	0	(217)
Wheat July Futures	07/2025	3	94	(1)	0	0
WTI Crude December Futures	11/2024	10	783	24	0	(3)
WTI Crude February Futures	01/2025	12	926	32	0	(3)
WTI Crude January Futures	12/2024	12	933	13	0	(3)
WTI Crude March Futures	02/2025	17	1,303	42	0	(5)
WTI Crude September Futures	08/2025	4	296	7	0	(1)

				$(224)	$124	$(578)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Aluminum September Futures	09/2024	4	$(252)	$7	$9	$(2)
Arabica Coffee September Futures	09/2024	1	(85)	0	0	0
Brent Crude December Futures	10/2024	17	(1,409)	(15)	5	0
Brent Crude December Futures	10/2025	2	(156)	(2)	1	0
Brent Crude July Futures	05/2025	3	(239)	(7)	1	0
Brent Crude May Futures	03/2025	3	(242)	0	1	0
Brent Crude November Futures	09/2024	3	(251)	(10)	1	0
Brent Crude September Futures	07/2025	2	(158)	0	1	0
Cocoa September Futures	09/2024	4	(309)	79	0	(18)
Corn December Futures	12/2025	1	(23)	1	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Corn September Futures	09/2024	108	$(2,201)	$344	$81	$0
Cotton No. 2 December Futures	12/2024	18	(654)	50	17	0
Euro-BTP Italy Government Bond September Futures	09/2024	87	(9,784)	(2)	7	0
Euro-Bund September Futures	09/2024	76	(10,713)	(91)	34	(2)
Euro-Buxl 30-Year Bond September Futures	09/2024	15	(2,092)	(45)	22	(3)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	63	(8,307)	66	45	0
Euro-Schatz September Futures	09/2024	4	(453)	(2)	0	0
Gas Oil January Futures	01/2025	1	(77)	(2)	0	0
Gas Oil June Futures	06/2025	4	(301)	(8)	1	0
Gas Oil November Futures	11/2024	3	(234)	(8)	1	0
Globex Natural Gas August Futures	07/2024	5	(130)	6	3	0
Lead September Futures	09/2024	5	(279)	5	7	(3)
Lean Hogs October Futures	10/2024	26	(788)	14	0	(11)
Natural Gas April Futures	03/2025	2	(60)	(1)	0	0
Natural Gas August Futures	07/2024	6	(156)	19	5	0
Natural Gas December Futures	11/2024	2	(71)	(1)	1	0
Natural Gas January Futures	12/2024	24	(918)	33	9	0
Natural Gas September Futures	08/2024	5	(136)	2	1	(3)
New York Harbor December Futures	11/2024	2	(214)	(5)	2	0
New York Harbor September Futures	08/2024	1	(107)	0	0	0
Palladium September Futures	09/2024	2	(196)	3	0	(10)
RBOB Gasoline December Futures	11/2024	2	(184)	(9)	1	0
RBOB Gasoline September Futures	08/2024	1	(104)	0	0	0
Robusta Coffee September Futures	09/2024	6	(241)	(3)	2	0
Silver September Futures	09/2024	12	(1,774)	25	0	(18)
Soybean January Futures	01/2025	6	(335)	10	0	0
Soybean Meal January Futures	01/2025	10	(337)	16	2	0
Soybean November Futures	11/2025	1	(55)	0	0	0
Soybean Oil December Futures	12/2024	8	(210)	10	0	(1)
Soybean Oil January Futures	01/2025	14	(368)	5	0	(2)
Sugar No. 11 March Futures	02/2025	14	(323)	(27)	0	(2)
U.S. Treasury 2-Year Note September Futures	09/2024	547	(111,708)	(359)	13	0
U.S. Treasury 5-Year Note September Futures	09/2024	87	(9,272)	(21)	10	0
U.S. Treasury Long-Term Bond September Futures	09/2024	524	(61,996)	(646)	524	0
Wheat December Futures	12/2024	17	(507)	46	4	0
Wheat September Futures	09/2024	15	(430)	81	4	0
WTI Crude April Futures	03/2025	3	(228)	(13)	1	0
WTI Crude August Futures	07/2024	1	(82)	(4)	0	0
WTI Crude December Futures	11/2025	1	(73)	(3)	0	0
WTI Crude July Futures	06/2025	6	(449)	(13)	1	0
WTI Crude June Futures	05/2025	6	(452)	(20)	2	0
WTI Crude May Futures	04/2025	6	(454)	(8)	2	0
WTI Crude November Futures	10/2024	6	(474)	(13)	2	0
WTI Crude October Futures	09/2024	6	(479)	(20)	1	0
WTI Crude September Futures	08/2024	20	(1,613)	(26)	3	0
Zinc September Futures	09/2024	1	(73)	(4)	0	(4)

				$(566)	$827	$(79)

Total Futures Contracts				$(790)	$951	$(657)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	195,330	$5	$6	$11	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		640,000	(26)	21	(5)	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		309,000	27	19	46	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$5,220	(9)	83	74	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		14,000	(974)	(254)	(1,228)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		1,590	(108)	(28)	(136)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		10,300	(300)	(506)	(806)	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,850	445	129	574	27	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,400	350	95	445	20	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.865%	Annual	02/13/2054		$6,700	$506	$604	$1,110	$109	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	36	97	40	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	(2)	0	(2)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		700	(45)	(7)	(52)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,600	(106)	(15)	(121)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		900	(60)	(7)	(67)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,600	(88)	(14)	(102)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		700	(39)	(5)	(44)	0	0
Receive	6-Month EUR-EURIBOR	2.635	Annual	02/15/2033		12,939	0	197	197	25	0
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		55,300	762	(991)	(229)	0	(117)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		900	426	28	454	2	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		950	449	29	478	2	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	850	54	904	3	0
Receive(2)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		13,400	(566)	577	11	31	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	23	1	24	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		600	8	1	9	0	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		800	22	(1)	21	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		3,300	(704)	25	(679)	1	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,200	28	0	28	1	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		2,700	26	0	26	1	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		1,300	(10)	1	(9)	1	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		600	12	0	12	0	0
Receive	CPTFEMU	1.710	Maturity	03/15/2033		400	65	(3)	62	1	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		1,500	29	(3)	26	0	(2)
Pay	CPTFEMU	2.363	Maturity	11/15/2033		800	16	(1)	15	0	(1)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		900	21	(2)	19	0	(1)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		80	(3)	0	(3)	0	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	(23)	1	(22)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	(9)	0	(9)	0	(1)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(28)	0	(28)	0	(4)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	(8)	0	(8)	0	(1)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		230	(19)	1	(18)	0	(1)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	22	(4)	18	0	(4)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		600	46	(6)	40	0	(4)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		400	34	(5)	29	0	(3)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		900	97	(11)	86	0	(6)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	16	(2)	14	0	(2)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	40	(5)	35	0	(3)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		200	(7)	2	(5)	1	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		400	(23)	3	(20)	3	0
Pay	CPURNSA	2.560	Maturity	09/12/2024		$1,200	0	(6)	(6)	0	0
Pay	CPURNSA	2.565	Maturity	09/12/2024		3,100	1	(17)	(16)	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		130	10	1	11	0	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	(215)	(23)	(238)	0	(3)
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	(158)	(17)	(175)	0	(2)
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	(223)	(26)	(249)	0	(3)
Receive	CPURNSA	1.794	Maturity	08/24/2027		600	89	8	97	1	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		300	44	4	48	1	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	42	4	46	1	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	(74)	(9)	(83)	0	(1)
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	(70)	(8)	(78)	0	(1)
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	(163)	(18)	(181)	0	(2)
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	(184)	(26)	(210)	0	(3)
Pay	CPURNSA	2.353	Maturity	05/09/2028		630	(55)	(8)	(63)	0	(1)
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	(83)	(11)	(94)	0	(2)
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	(83)	(12)	(95)	0	(2)
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	(158)	(22)	(180)	0	(3)
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,100	68	13	81	2	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		500	27	6	33	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	(127)	(12)	(139)	0	(2)
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	(54)	(4)	(58)	0	(1)
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,800	(359)	(31)	(390)	0	(5)
Receive	CPURNSA	2.311	Maturity	02/24/2031		8,300	896	85	981	14	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	ESTRON	3.475%	Annual	02/26/2025	EUR	72,600	$15	$119	$134	$2	$0
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		520	(44)	6	(38)	0	(1)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		390	(47)	4	(43)	0	(1)

Total Swap Agreements							$324	$43	$367	$304	$(271)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(3)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$10	$951	$304	$1,265	$(110)	$(662)	$(271)	$(1,043)

(i)	Securities with an aggregate market value of $3,430 and cash of $2,918 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.

(1)	Future styled option variation margin asset of $3 and liability of $(1) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin liability of $(5) for closed futures is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	07/2024	CAD	1,078		$790	$2	$0
	07/2024		$198	AUD	297	0	0
	08/2024	AUD	297		$198	0	0

BRC	08/2024	EUR	693		743	0	(1)
	09/2024	MXN	13		1	0	0

CBK	07/2024	BRL	2,475		445	2	0
	07/2024	GBP	397		505	3	0
	07/2024		$454	BRL	2,475	0	(11)
	07/2024		240	GBP	189	0	(2)
	08/2024	BRL	2,484		$454	12	0

FAR	07/2024	AUD	297		198	0	0
	07/2024	EUR	27,064		29,477	493	0
	07/2024	JPY	1,373,955		8,798	259	0
	07/2024		$8,616	JPY	1,372,785	0	(83)
	08/2024	JPY	1,366,345		$8,616	83	0

GLM	07/2024	BRL	15,300		2,860	123	0
	07/2024		$2,832	BRL	15,300	0	(95)
	08/2024	BRL	1,014		$198	17	0
	10/2024		2,900		571	57	0
	04/2025		16,600		2,979	101	0

JPM	07/2024		12,296		2,418	218	0
	07/2024		$2,218	BRL	12,296	0	(18)
	07/2024		432	EUR	396	0	(8)
	09/2024		423	BRL	2,311	0	(12)
	04/2025	BRL	400		$71	2	0

MBC	07/2024	EUR	676		736	12	0
	07/2024	GBP	189		239	0	0
	07/2024		$788	CAD	1,079	1	0
	07/2024		502	GBP	397	0	0
	08/2024	CAD	1,078		$788	0	(1)
	08/2024	GBP	397		502	0	0
	08/2024		$239	GBP	189	0	0

MYI	07/2024	EUR	17		$18	0	0
	10/2024	BRL	1,600		316	33	0

SCX	07/2024		$28,572	EUR	26,668	0	(12)
	08/2024	EUR	26,668		$28,614	12	0

Total Forward Foreign Currency Contracts						$1,430	$(243)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(42)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900%	08/29/2025	3,000	$(39)	$(29)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	3,000	(39)	(19)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	17,100	(215)	(147)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	17,100	(215)	(120)

							$(508)	$(315)

Total Written Options							$(563)	$(357)

SWAP AGREEMENTS:

COMMODITY FORWARD SWAPS

Counterparty	Pay/ Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	NAPGASFO	$9.750	Maturity	12/31/2024	15,000	$(16)	$20	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
DUB	CMBX.NA.AAA.8 Index	0.500%	Monthly	10/17/2057	$550	$(28)	$28	$0	$0

GST	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	206	(11)	11	0	0

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	400	(1)	(2)	0	(3)

						$(40)	$37	$0	$(3)

TOTAL RETURN SWAPS ON COMMODITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	BCOMF1NTC Index	17,434	0.120%	Monthly	02/18/2025	$2,217	$0	$(1)	$0	$(1)
	Receive	BCOMF1TC Index(8)	57,901	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	5,986	0	(59)	0	(59)
	Receive	BCOMTR Index	208,120	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	49,918	0	(466)	0	(466)

CBK	Receive	BCOMF1TC Index	421	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	50	0	(1)	0	(1)
	Receive	BCOMTR Index	7,319	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	1,756	0	(16)	0	(16)
	Receive	CIXBSTR3 Index(9)	118,366	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	31,102	0	(275)	0	(275)

CIB	Receive	BCOMTR Index	11,132	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	2,670	0	(25)	0	(25)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

GST	Receive	BCOMF1NTC Index	1,176	5.440% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	$398	$0	$(1)	$0	$(1)
	Receive	BCOMF1TC Index(10)	102,940	5.380% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	39,430	0	(392)	0	(392)
	Receive	BCOMTR Index	62,516	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	14,995	0	(140)	0	(140)
	Receive	CMDSKEWLS Index	11,165	0.250%	Monthly	02/18/2025	3,567	0	278	278	0

JPM	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	12/31/2024	3,793	0	0	0	0
	Pay	BCOMTR Index	8,887	5.160% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2025	2,132	0	20	20	0
	Receive	BCOMF1TC Index	7,483	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	1,499	0	(15)	0	(15)
	Receive	JMABNIC5 Index(11)	61,603	0.000%	Monthly	02/18/2025	11,421	0	23	23	0

MAC	Receive	BCOMTR Index	8,118	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	1,947	0	(18)	0	(18)
	Receive	BCOMTR1 Index(12)	131,416	5.370% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	15,590	0	(146)	0	(146)
	Receive	PIMCODB Index(13)	200,698	0.000%	Monthly	02/18/2025	38,645	0	157	157	0

MEI	Receive	BCOMCT3 Index	4,039	0.100%	Monthly	02/18/2025	323	0	4	4	0
	Receive	BCOMTR Index	14,961	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	3,588	0	(34)	0	(34)
	Receive	BCOMTR2 Index(14)	292,026	5.360% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	52,746	0	(497)	0	(497)

MYC	Receive	BCOMTR Index	250,628	5.350% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	60,114	0	(562)	0	(562)
	Receive	BCOMTR1 Index(15)	80,105	5.390% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	55,972	0	(524)	0	(524)

RBC	Receive	RBCAEC0T Index(16)	50,266	5.340% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	4,094	0	(39)	0	(39)

SOG	Receive	BCOMTR Index	10,441	5.340% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/18/2025	2,504	0	(23)	0	(23)

								$0	$(2,752)	$482	$(3,234)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/22/2024	$30,000	$0	$55	$69	$(14)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.500% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/22/2024	95,000	0	0	0	0

								$0	$55	$69	$(14)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

VOLATILITY SWAPS

Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
JPM	Pay	GOLDLNPM Index(6)	6.970%	Maturity	08/02/2024	$67	$0	$4	$4	$0
	Pay	GOLDLNPM Index(6)	4.203	Maturity	10/22/2025	10,168	0	151	151	0
	Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	4,453	0	152	152	0

							$0	$307	$307	$0

Total Swap Agreements							$(56)	$(2,333)	$862	$(3,251)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BPS	$2	$0	$4	$6	$0	$0	$(526)	$(526)	$(520)	$272	$(248)
BRC	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
CBK	17	0	0	17	(13)	0	(292)	(305)	(288)	261	(27)
CIB	0	0	0	0	0	0	(25)	(25)	(25)	0	(25)
FAR	835	0	0	835	(83)	0	0	(83)	752	(620)	132
GLM	298	0	0	298	(95)	(90)	0	(185)	113	0	113
GST	0	0	278	278	0	(267)	(533)	(800)	(522)	439	(83)
JPM	220	0	350	570	(38)	0	(15)	(53)	517	(460)	57
MAC	0	0	157	157	0	0	(164)	(164)	(7)	(70)	(77)
MBC	13	0	0	13	(1)	0	0	(1)	12	0	12
MEI	0	0	4	4	0	0	(531)	(531)	(527)	262	(265)
MYC	0	0	69	69	0	0	(1,100)	(1,100)	(1,031)	407	(624)
MYI	33	0	0	33	0	0	0	0	33	0	33
RBC	0	0	0	0	0	0	(39)	(39)	(39)	0	(39)
SAL	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
SCX	12	0	0	12	(12)	0	0	(12)	0	0	0
SOG	0	0	0	0	0	0	(23)	(23)	(23)	0	(23)

Total Over the Counter	$1,430	$0	$862	$2,292	$(243)	$(357)	$(3,251)	$(3,851)

(k)

Securities with an aggregate market value of $1,950 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)	Variance Swap.
(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(8)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2024 Futures	4.3%	$260
Arabica Coffee September 2024 Futures	3.5	209
Brent Crude November 2024 Futures	7.7	459
Copper September 2024 Futures	5.8	347
Corn September 2024 Futures	4.8	284
Cotton No. 02 December 2024 Futures	1.4	81
Gas Oil November 2024 Futures	2.7	164
Gold 100 oz. December 2024 Futures	15.8	947
Hard Red Winter Wheat September 2024 Futures	1.6	96
Lead September 2024 Futures	0.9	53
Lean Hogs October 2024 Futures	1.8	110
Live Cattle October 2024 Futures	3.6	213
New York Harbor ULSD September 2024 Futures	2.0	121
Nickel September 2024 Futures	2.6	155
NYMEX — Natural Gas September 2024 Futures	7.5	449
RBOB Gasoline September 2024 Futures	2.4	145
Silver September 2024 Futures	5.4	322
Soybean Meal December 2024 Futures	3.0	182
Soybean Oil December 2024 Futures	2.9	175
Soybeans November 2024 Futures	4.9	294
Sugar No. 11 October 2024 Futures	2.6	153
Wheat September 2024 Futures	2.5	149
WTI Crude September 2024 Futures	7.6	456
Zinc September 2024 Futures	2.7	162

Total Long Futures Contracts		$5,986

Total Notional Amount		$5,986

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(9)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2024 Futures	4.3%	$1,346
Arabica Coffee September 2024 Futures	3.5	1,086
Brent Crude September 2024 Futures	7.8	2,425
Copper September 2024 Futures	5.8	1,798
Corn September 2024 Futures	4.7	1,473
Cotton No. 02 December 2024 Futures	1.3	419
Gas Oil September 2024 Futures	2.7	853
Gold 100 oz. August 2024 Futures	15.5	4,817
Hard Red Winter Wheat September 2024 Futures	1.6	499
Lead September 2024 Futures	0.9	273
Lean Hogs August 2024 Futures	2.2	671
Live Cattle August 2024 Futures	3.6	1,108
New York Harbor ULSD September 2024 Futures	2.0	629
Nickel September 2024 Futures	2.6	804
NYMEX — Natural Gas September 2024 Futures	7.5	2,328
RBOB Gasoline September 2024 Futures	2.4	753
Silver September 2024 Futures	5.4	1,670
Soybean Meal December 2024 Futures	3.0	946
Soybean Oil December 2024 Futures	2.9	906
Soybeans November 2024 Futures	4.9	1,527
Sugar No. 11 October 2024 Futures	2.6	794
Wheat September 2024 Futures	2.5	772
WTI Crude September 2024 Futures	7.6	2,365
Zinc September 2024 Futures	2.7	840

Total Long Futures Contracts		$31,102

Total Notional Amount		$31,102

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(10)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2024 Futures	4.3%	$1,709
Arabica Coffee September 2024 Futures	3.5	1,379
Brent Crude November 2024 Futures	7.7	3,026
Copper September 2024 Futures	5.8	2,284
Corn September 2024 Futures	4.7	1,871
Cotton No. 02 December 2024 Futures	1.4	532
Gas Oil November 2024 Futures	2.7	1,077
Gold 100 oz. December 2024 Futures	15.8	6,239
Hard Red Winter Wheat September 2024 Futures	1.6	635
Lead September 2024 Futures	0.9	347
Lean Hogs October 2024 Futures	1.8	721
Live Cattle October 2024 Futures	3.6	1,403
New York Harbor ULSD September 2024 Futures	2.0	799
Nickel September 2024 Futures	2.6	1,021
NYMEX — Natural Gas September 2024 Futures	7.5	2,957
RBOB Gasoline September 2024 Futures	2.4	956
Silver September 2024 Futures	5.4	2,121
Soybean Meal December 2024 Futures	3.1	1,201
Soybean Oil December 2024 Futures	2.9	1,151
Soybeans November 2024 Futures	4.9	1,940
Sugar No. 11 October 2024 Futures	2.6	1,009
Wheat September 2024 Futures	2.5	981
WTI Crude September 2024 Futures	7.6	3,004
Zinc September 2024 Futures	2.7	1,067

Total Long Futures Contracts		$39,430

Total Notional Amount		$39,430

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(11)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude December 2024 Futures	19.4%	$2,210
Cotton No. 02 December 2024 Futures	1.5	173
Gas Oil November 2024 Futures	3.1	352
Gold 100 oz. August 2024 Futures	17.4	1,994
Live Cattle August 2024 Futures	6.4	728
LME — Copper August 2024 Futures	7.8	893
New York Harbor ULSD November 2024 Futures	4.3	491
Nickel August 2024 Futures	4.2	481
RBOB Gasoline November 2024 Futures	4.7	541
Silver September 2024 Futures	6.1	691
Soybean Meal December 2024 Futures	10.0	1,144
Soybeans November 2024 Futures	12.2	1,393
Sugar No. 11 October 2024 Futures	2.9	329

Total Long Futures Contracts		$11,420

Cash	0.0%	$1

Total Notional Amount		$11,421

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(12)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2024 Futures	4.3%	$675
Arabica Coffee September 2024 Futures	3.5	544
Brent Crude September 2024 Futures	7.8	1,216
Copper September 2024 Futures	5.8	902
Corn September 2024 Futures	4.7	739
Cotton No. 02 December 2024 Futures	1.3	210
Gas Oil September 2024 Futures	2.7	428
Gold 100 oz. August 2024 Futures	15.5	2,415
Hard Red Winter Wheat September 2024 Futures	1.6	250
Lead September 2024 Futures	0.9	137
Lean Hogs August 2024 Futures	2.2	336
Live Cattle August 2024 Futures	3.6	555
New York Harbor ULSD September 2024 Futures	2.0	315
Nickel September 2024 Futures	2.6	403
NYMEX — Natural Gas September 2024 Futures	7.5	1,167
RBOB Gasoline September 2024 Futures	2.4	377
Silver September 2024 Futures	5.4	837
Soybean Meal December 2024 Futures	3.0	474
Soybean Oil December 2024 Futures	2.9	454
Soybeans November 2024 Futures	4.9	765
Sugar No. 11 October 2024 Futures	2.6	398
Wheat September 2024 Futures	2.5	387
WTI Crude September 2024 Futures	7.6	1,185
Zinc September 2024 Futures	2.7	421

Total Long Futures Contracts		$15,590

Total Notional Amount		$15,590

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(13)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum December 2024 Futures	5.7%	$2,199
Arabica Coffee December 2024 Futures	6.3	2,427
Brent Crude February 2025 Futures	13.8	5,333
Copper December 2024 Futures	3.9	1,496
Corn December 2024 Futures	1.3	514
Cotton No. 02 December 2024 Futures	5.6	2,168
Gas Oil February 2025 Futures	4.8	1,875
Gold 100 oz. December 2024 Futures	1.3	504
Lean Hogs December 2024 Futures	2.8	1,083
New York Harbor ULSD February 2025 Futures	2.8	1,084
Nickel December 2024 Futures	3.9	1,492
NYMEX — Natural Gas December 2024 Futures	1.6	619
RBOB Gasoline February 2025 Futures	9.9	3,833
Silver December 2024 Futures	2.7	1,039
Soybeans January 2025 Futures	3.5	1,351
Sugar No. 11 March 2025 Futures	3.3	1,278
WTI Crude February 2025 Futures	13.5	5,212
Zinc December 2024 Futures	0.4	157

Total Long Futures Contracts		$33,664

Cash	12.9%	$4,981

Total Notional Amount		$38,645

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(14)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2024 Futures	4.3%	$2,282
Arabica Coffee September 2024 Futures	3.5	1,841
Brent Crude September 2024 Futures	7.8	4,113
Copper September 2024 Futures	5.8	3,050
Corn September 2024 Futures	4.7	2,499
Cotton No. 02 December 2024 Futures	1.3	710
Gas Oil September 2024 Futures	2.7	1,447
Gold 100 oz. August 2024 Futures	15.5	8,170
Hard Red Winter Wheat September 2024 Futures	1.6	847
Lead September 2024 Futures	0.9	463
Lean Hogs August 2024 Futures	2.2	1,137
Live Cattle August 2024 Futures	3.6	1,879
New York Harbor ULSD September 2024 Futures	2.0	1,067
Nickel September 2024 Futures	2.6	1,363
NYMEX — Natural Gas September 2024 Futures	7.5	3,949
RBOB Gasoline September 2024 Futures	2.4	1,277
Silver September 2024 Futures	5.4	2,832
Soybean Meal December 2024 Futures	3.0	1,604
Soybean Oil December 2024 Futures	2.9	1,536
Soybeans November 2024 Futures	4.9	2,590
Sugar No. 11 October 2024 Futures	2.6	1,347
Wheat September 2024 Futures	2.5	1,309
WTI Crude September 2024 Futures	7.6	4,010
Zinc September 2024 Futures	2.7	1,424

Total Long Futures Contracts		$52,746

Total Notional Amount		$52,746

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(15)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2024 Futures	4.3%	$2,422
Arabica Coffee September 2024 Futures	3.5	1,954
Brent Crude September 2024 Futures	7.8	4,364
Copper September 2024 Futures	5.8	3,236
Corn September 2024 Futures	4.7	2,651
Cotton No. 02 December 2024 Futures	1.3	754
Gas Oil September 2024 Futures	2.7	1,535
Gold 100 oz. August 2024 Futures	15.5	8,670
Hard Red Winter Wheat September 2024 Futures	1.6	899
Lead September 2024 Futures	0.9	492
Lean Hogs August 2024 Futures	2.2	1,207
Live Cattle August 2024 Futures	3.6	1,994
New York Harbor ULSD September 2024 Futures	2.0	1,132
Nickel September 2024 Futures	2.6	1,447
NYMEX — Natural Gas September 2024 Futures	7.5	4,190
RBOB Gasoline September 2024 Futures	2.4	1,355
Silver September 2024 Futures	5.4	3,005
Soybean Meal December 2024 Futures	3.0	1,702
Soybean Oil December 2024 Futures	2.9	1,630
Soybeans November 2024 Futures	4.9	2,748
Sugar No. 11 October 2024 Futures	2.6	1,429
Wheat September 2024 Futures	2.5	1,389
WTI Crude September 2024 Futures	7.6	4,256
Zinc September 2024 Futures	2.7	1,511

Total Long Futures Contracts		$55,972

Total Notional Amount		$55,972

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Consolidated Schedule of Investments	PIMCO CommodityRealReturn® Strategy Portfolio	(Cont.)

(16)	The following table represents the individual positions within the total return swap as of June 30, 2024:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Aluminum September 2024 Futures	4.3%	$177
Arabica Coffee September 2024 Futures	3.5	143
Brent Crude September 2024 Futures	7.8	319
Copper September 2024 Futures	5.8	237
Corn September 2024 Futures	4.7	194
Cotton No. 02 December 2024 Futures	1.4	55
Gas Oil September 2024 Futures	2.7	112
Gold 100 oz. August 2024 Futures	15.5	634
Hard Red Winter Wheat September 2024 Futures	1.6	66
Lead September 2024 Futures	0.9	36
Lean Hogs August 2024 Futures	2.1	88
Live Cattle August 2024 Futures	3.6	146
New York Harbor ULSD September 2024 Futures	2.0	83
Nickel September 2024 Futures	2.6	106
NYMEX — Natural Gas September 2024 Futures	7.5	306
RBOB Gasoline September 2024 Futures	2.4	99
Silver September 2024 Futures	5.4	220
Soybean Meal December 2024 Futures	3.0	124
Soybean Oil December 2024 Futures	2.9	119
Soybeans November 2024 Futures	4.9	201
Sugar No. 11 October 2024 Futures	2.6	105
Wheat September 2024 Futures	2.5	102
WTI Crude September 2024 Futures	7.6	311
Zinc September 2024 Futures	2.7	111

Total Long Futures Contracts		$4,094

Total Notional Amount		$4,094

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$10	$0	$0	$0	$0	$10
Futures	255	0	0	0	696	951
Swap Agreements	0	0	0	0	304	304

	$265	$0	$0	$0	$1,000	$1,265

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,430	$0	$1,430
Swap Agreements	793	0	0	0	69	862

	$793	$0	$0	$1,430	$69	$2,292

	$1,058	$0	$0	$1,430	$1,069	$3,557

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$99	$0	$0	$0	$11	$110
Futures	222	0	0	0	440	662
Swap Agreements	0	0	0	0	271	271

	$321	$0	$0	$0	$722	$1,043

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$243	$0	$243
Written Options	0	0	0	0	357	357
Swap Agreements	3,234	3	0	0	14	3,251

	$3,234	$3	$0	$243	$371	$3,851

	$3,555	$3	$0	$243	$1,093	$4,894

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(27)	$0	$0	$0	$0	$(27)
Written Options	224	0	0	0	95	319
Futures	(535)	0	0	0	1,422	887
Swap Agreements	0	0	0	0	323	323

	$(338)	$0	$0	$0	$1,840	$1,502

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,357	$0	$1,357
Written Options	0	0	0	0	262	262
Swap Agreements	12,306	23	0	0	791	13,120

	$12,306	$23	$0	$1,357	$1,053	$14,739

	$11,968	$23	$0	$1,357	$2,893	$16,241

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$(9)	$0	$0	$0	$0	$(9)
Written Options	(37)	0	0	0	16	(21)
Futures	(678)	0	0	0	2,462	1,784
Swap Agreements	0	0	0	0	(1,921)	(1,921)

	$(724)	$0	$0	$0	$557	$(167)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,862	$0	$1,862
Written Options	0	0	0	0	520	520
Swap Agreements	(1,087)	(22)	0	0	(1,805)	(2,914)

	$(1,087)	$(22)	$0	$1,862	$(1,285)	$(532)

	$(1,811)	$(22)	$0	$1,862	$(728)	$(699)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$220	$0	$220
U.S. Government Agencies	0	56,060	0	56,060
U.S. Treasury Obligations	0	313,687	0	313,687
Non-Agency Mortgage-Backed Securities	0	2,732	44	2,776
Asset-Backed Securities	0	37,515	0	37,515
Sovereign Issues	0	31,108	0	31,108
Preferred Securities
Banking & Finance	0	229	0	229
Short-Term Instruments
Commercial Paper	249	5,333	0	5,582
Repurchase Agreements	0	238,887	0	238,887
U.S. Treasury Bills	0	5,173	0	5,173

	$249	$690,944	$44	$691,237

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,612	$0	$0	$1,612

Total Investments	$1,861	$690,944	$44	$692,849

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$414	$851	$0	$1,265
Over the counter	0	2,292	0	2,292

	$414	$3,143	$0	$3,557

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(430)	(608)	0	(1,038)
Over the counter	0	(3,851)	0	(3,851)

	$(430)	$(4,459)	$0	$(4,889)

Total Financial Derivative Instruments	$(16)	$(1,316)	$0	$(1,332)

Totals	$1,845	$689,628	$44	$691,517

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Portfolio. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency

28	PIMCO VARIABLE INSURANCE TRUST

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transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s consolidated financial statements.

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Notes to Financial Statements	(Cont.)

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s consolidated financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s consolidated financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s consolidated financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the consolidated financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be

30	PIMCO VARIABLE INSURANCE TRUST

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valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

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Notes to Financial Statements	(Cont.)

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-

32	PIMCO VARIABLE INSURANCE TRUST

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backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$9,226	$126,664	$(134,280)	$3	$(1)	$1,612	$69	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

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Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation

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(collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Consolidated Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put

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Notes to Financial Statements	(Cont.)

and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, the Portfolio will normally offset its position rather than exercise the option to retain any remaining time value.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Commodity Forward Swap Agreements (“Commodity Forwards”) are entered into to gain or mitigate exposure to the underlying referenced commodity. Commodity Forwards involve commitments between two parties where cash flows are exchanged at a future date based on the difference between a fixed and variable price with respect to the number of units of the commodity. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the fixed and variable price of the underlying commodity multiplied by the number of units. To the extent the difference between the fixed and variable price of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the

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Notes to Financial Statements	(Cont.)

index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

Volatility Swap Agreements are also known as forward volatility agreements and volatility swaps, and are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. For example, the Portfolio may enter into a volatility swap in order to take

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the position that the referenced instrument’s volatility will increase over a particular period of time. If the referenced instrument’s volatility does increase over the specified time, the Portfolio will receive payment from its counterparty based upon the amount by which the referenced instrument’s realized volatility level exceeds a volatility level agreed upon by the parties. If the referenced instrument’s volatility does not increase over the specified time, the Portfolio will make a payment to the counterparty based upon the amount by which the referenced instrument’s realized volatility level falls below the volatility level agreed upon by the parties. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the referenced instrument and the strike multiplied by the notional amount. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike. Payments on a volatility swap will be greater if they are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself, which is referred to as “variance”). This type of volatility swap is frequently referred to as a variance swap.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Under certain conditions, generally in a market where the value of both commodity-linked derivative instruments and fixed income securities are declining, the Portfolio may experience substantial losses. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are

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Notes to Financial Statements	(Cont.)

also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through the Subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the

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Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the CRRS Subsidiary, the Portfolio is indirectly exposed to the risks associated with the CRRS Subsidiary’s investments. The CRRS Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the CRRS Subsidiary will be achieved.

Gold-Related Risk is the risk that investments tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to, among other matters, changes in inflation or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio.

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Notes to Financial Statements	(Cont.)

The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.49%	0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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Notes to Financial Statements	(Cont.)

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses PIMCO Cayman Commodity Portfolio I, Ltd. (the “Commodity Subsidiary”) has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.

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PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, the amount waived and/or reimbursed was $313,699. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$477,690	$421,443	$6,057	$6,343

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	370	$1,980	349	$1,950

Class M	4	21	17	103

Administrative Class	3,946	21,521	7,878	46,701

Advisor Class	1,349	7,522	4,354	26,084
Issued as reinvestment of distributions

Institutional Class	12	65	172	959

Class M	1	4	31	174

Administrative Class	413	2,315	7,958	44,591

Advisor Class	219	1,251	4,583	26,127
Cost of shares redeemed

Institutional Class	(390)	(2,094)	(325)	(1,910)

Class M	(26)	(139)	(126)	(698)

Administrative Class	(5,562)	(30,509)	(16,921)	(100,187)

Advisor Class	(3,818)	(21,295)	(8,790)	(52,529)

Net increase (decrease) resulting from Portfolio share transactions	(3,482)	$(19,358)	(820)	$(8,635)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	47

Notes to Financial Statements	(Cont.)

As of June 30, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 21% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 24.6% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

48	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$29,867	$38,969

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$708,534	$6,785	$(24,552)	$(17,767)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	49

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co. LLC.

BPG	BNP Paribas Securities Corp.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	SCX	Standard Chartered Bank, London

DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris

DUB	Deutsche Bank AG	MEI	Merrill Lynch International	SSB	State Street Bank and Trust Co.

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso

BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar

CAD	Canadian Dollar	JPY	Japanese Yen

Exchange Abbreviations:

CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange

CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:

BCOMCT3	Bloomberg Custom Commodity Index	CIXBSTR3	Custom Commodity Index	GOLDLNPM	London Gold Market Fixing Ltd. PM

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CMBX	Commercial Mortgage-Backed Index	JMABFNJ2	J.P. Morgan Custom Commodity Index

BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABNIC5	J.P. Morgan Custom Commodity Index

BCOMTR	Bloomberg Commodity Index Total Return	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate

BCOMTR1	Bloomberg Custom Commodity Index	CPTFEMU	Eurozone HICP ex-Tobacco Index	NAPGASFO	Naphtha Fuel Oil Spread

BCOMTR2	Bloomberg Custom Commodity Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	PIMCODB	PIMCO Custom Commodity Basket

BOBL	Bundesobligation, the German word for federal government bond	ESTRON	Euro Short-Term Rate	RBCAEC0T	Custom Commodity Forward Index

BRENT	Brent Crude	FRCPXTOB	France Consumer Price ex-Tobacco Index	SOFR	Secured Overnight Financing Rate

Other Abbreviations:

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	LIBOR	London Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced

DAC	Designated Activity Company	OIS	Overnight Index Swap	WTI	West Texas Intermediate

EURIBOR	Euro Interbank Offered Rate	oz.	Ounce

50	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT03FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Dynamic Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Dynamic Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Dynamic Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests.

For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio's diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Dynamic Bond Portfolio	05/02/11	04/30/12	10/31/14	05/02/11	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Dynamic Bond Portfolio	(Cont.)

applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics.

Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Dynamic Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2024 - 06/30/2024+	$8.68	$0.22	$(0.05)	$0.17	$(0.21)	$0.00	$(0.21)

12/31/2023	8.41	0.41	0.19	0.60	(0.33)	0.00	(0.33)

12/31/2022	10.32	0.29	(0.91)	(0.62)	(0.27)	(1.02)	(1.29)

12/31/2021	10.59	0.41	(0.26)	0.15	(0.23)	(0.19)	(0.42)

12/31/2020	10.39	0.31	0.19	0.50	(0.30)	0.00	(0.30)

12/31/2019	10.35	0.35	0.17	0.52	(0.48)	0.00	(0.48)
Class M

01/01/2024 - 06/30/2024+	8.68	0.20	(0.05)	0.15	(0.19)	0.00	(0.19)

12/31/2023	8.41	0.37	0.19	0.56	(0.29)	0.00	(0.29)

12/31/2022	10.32	0.25	(0.92)	(0.67)	(0.22)	(1.02)	(1.24)

12/31/2021	10.59	0.37	(0.26)	0.11	(0.19)	(0.19)	(0.38)

12/31/2020	10.39	0.25	0.21	0.46	(0.26)	0.00	(0.26)

12/31/2019	10.35	0.30	0.17	0.47	(0.43)	0.00	(0.43)
Administrative Class

01/01/2024 - 06/30/2024+	8.68	0.21	(0.04)	0.17	(0.21)	0.00	(0.21)

12/31/2023	8.41	0.40	0.18	0.58	(0.31)	0.00	(0.31)

12/31/2022	10.32	0.28	(0.92)	(0.64)	(0.25)	(1.02)	(1.27)

12/31/2021	10.59	0.36	(0.22)	0.14	(0.22)	(0.19)	(0.41)

12/31/2020	10.39	0.29	0.20	0.49	(0.29)	0.00	(0.29)

12/31/2019	10.35	0.33	0.17	0.50	(0.46)	0.00	(0.46)
Advisor Class

01/01/2024 - 06/30/2024+	8.68	0.21	(0.05)	0.16	(0.20)	0.00	(0.20)

12/31/2023	8.41	0.39	0.19	0.58	(0.31)	0.00	(0.31)

12/31/2022	10.32	0.27	(0.92)	(0.65)	(0.24)	(1.02)	(1.26)

12/31/2021	10.59	0.39	(0.26)	0.13	(0.21)	(0.19)	(0.40)

12/31/2020	10.39	0.28	0.20	0.48	(0.28)	0.00	(0.28)

12/31/2019	10.35	0.32	0.17	0.49	(0.45)	0.00	(0.45)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.64	2.01%	$46,521	0.94	%*	0.94	%*	0.86	%*	0.86	%*	5.12	%*	484%

8.68	7.26	46,510	0.89		0.89		0.85		0.85		4.83		667

8.41	(6.22)	45,034	0.86		0.86		0.85		0.85		3.23		191

10.32	1.44	26,098	0.86		0.86		0.85		0.85		3.96		318

10.59	4.97	25,246	0.87		0.87		0.85		0.85		2.99		463

10.39	5.09	24,788	1.00		1.00		0.85		0.85		3.35		266

8.64	1.79	173	1.39	*	1.39	*	1.31	*	1.31	*	4.66	*	484

8.68	6.78	191	1.34		1.34		1.30		1.30		4.38		667

8.41	(6.64)	222	1.31		1.31		1.30		1.30		2.71		191

10.32	0.98	330	1.31		1.31		1.30		1.30		3.48		318

10.59	4.49	403	1.32		1.32		1.30		1.30		2.45		463

10.39	4.62	685	1.45		1.45		1.30		1.30		2.89		266

8.64	1.94	23,712	1.09	*	1.09	*	1.01	*	1.01	*	4.96	*	484

8.68	7.10	25,885	1.04		1.04		1.00		1.00		4.69		667

8.41	(6.36)	22,925	1.01		1.01		1.00		1.00		3.03		191

10.32	1.29	25,975	1.01		1.01		1.00		1.00		3.45		318

10.59	4.81	182,643	1.02		1.02		1.00		1.00		2.78		463

10.39	4.93	259,017	1.15		1.15		1.00		1.00		3.20		266

8.64	1.89	10,664	1.19	*	1.19	*	1.11	*	1.11	*	4.85	*	484

8.68	6.99	10,822	1.14		1.14		1.10		1.10		4.58		667

8.41	(6.45)	12,498	1.11		1.11		1.10		1.10		2.93		191

10.32	1.19	15,264	1.11		1.11		1.10		1.10		3.75		318

10.59	4.70	14,270	1.12		1.12		1.10		1.10		2.73		463

10.39	4.83	15,037	1.25		1.25		1.10		1.10		3.09		266

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Dynamic Bond Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$107,849
Investments in Affiliates	13,819
Financial Derivative Instruments
Exchange-traded or centrally cleared	283
Over the counter	383
Cash	1
Deposits with counterparty	1,422
Foreign currency, at value	196
Receivable for investments sold	1
Receivable for TBA investments sold	45,696
Receivable for Portfolio shares sold	9
Interest and/or dividends receivable	376
Dividends receivable from Affiliates	49
Total Assets	170,084

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$1,907
Financial Derivative Instruments
Exchange-traded or centrally cleared	93
Over the counter	313
Payable for investments purchased	1,807
Payable for investments in Affiliates purchased	56
Payable for TBA investments purchased	84,380
Deposits from counterparty	390
Payable for Portfolio shares redeemed	10
Accrued investment advisory fees	34
Accrued supervisory and administrative fees	19
Accrued distribution fees	2
Accrued servicing fees	3
Total Liabilities	89,014

Commitments and Contingent Liabilities^

Net Assets	$81,070

Net Assets Consist of:

Paid in capital	$83,879
Distributable earnings (accumulated loss)	(2,809)

Net Assets	$81,070

Net Assets:

Institutional Class	$46,521
Class M	173
Administrative Class	23,712
Advisor Class	10,664

Shares Issued and Outstanding:

Institutional Class	5,383
Class M	20
Administrative Class	2,744
Advisor Class	1,234

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.64
Class M	8.64
Administrative Class	8.64
Advisor Class	8.64

Cost of investments in securities	$112,229
Cost of investments in Affiliates	$13,815
Cost of foreign currency held	$199
Proceeds received on short sales	$1,915
Cost or premiums of financial derivative instruments, net	$193

* Includes repurchase agreements of:	$22,617

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Dynamic Bond Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$2,131
Dividends	2
Dividends from Investments in Affiliates	288
Miscellaneous income	1
Total Income	2,422

Expenses:

Investment advisory fees	220
Supervisory and administrative fees	120
Distribution and/or servicing fees - Administrative Class	18
Distribution and/or servicing fees - Advisor Class	13
Trustee fees	1
Interest expense	31
Miscellaneous expense	3
Total Expenses	406

Net Investment Income (Loss)	2,016

Net Realized Gain (Loss):

Investments in securities	(366)
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	500
Over the counter financial derivative instruments	2
Foreign currency	17

Net Realized Gain (Loss)	151

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(1,535)
Investments in Affiliates	4
Exchange-traded or centrally cleared financial derivative instruments	675
Over the counter financial derivative instruments	311
Foreign currency assets and liabilities	(24)

Net Change in Unrealized Appreciation (Depreciation)	(569)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,598

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Dynamic Bond Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,016	$3,866
Net realized gain (loss)	151	(309)
Net change in unrealized appreciation (depreciation)	(569)	2,071

Net Increase (Decrease) in Net Assets Resulting from Operations	1,598	5,628

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,139)	(1,739)
Class M	(4)	(7)
Administrative Class	(565)	(924)
Advisor Class	(249)	(408)

Total Distributions(a)	(1,957)	(3,078)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(1,979)	179

Total Increase (Decrease) in Net Assets	(2,338)	2,729

Net Assets:

Beginning of period	83,408	80,679
End of period	$81,070	$83,408

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Dynamic Bond Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 133.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.3%

Caesars Entertainment Corp.
8.097% due 02/06/2031		$100	$100

Carnival Corp.
8.094% due 08/08/2027		153	153

Charter Communications Operating LLC
7.052% due 02/01/2027		184	184

LifePoint Health, Inc.
10.056% due 11/16/2028		426	429

MI Windows and Doors LLC
8.844% due 03/28/2031		100	101

Modena Buyer LLC
TBD% due 04/18/2031		100	98

Total Loan Participations and Assignments (Cost $1,060)			1,065

CORPORATE BONDS & NOTES 16.2%

BANKING & FINANCE 9.9%

Ally Financial, Inc.
6.848% due 01/03/2030 •		100	103

American Assets Trust LP
3.375% due 02/01/2031		200	164

Athene Global Funding
4.823% due 02/23/2027 ~	EUR	100	107

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$40	36

Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	100	113

Banco Santander SA
1.849% due 03/25/2026		$200	188

Bank of America Corp.
3.384% due 04/02/2026 •		200	196

Barclays PLC
4.375% due 01/12/2026		300	295
7.437% due 11/02/2033 •		200	220

Blue Owl Finance LLC
6.250% due 04/18/2034		100	100

BNP Paribas SA
1.904% due 09/30/2028 •		200	179

BPCE SA
7.003% due 10/19/2034 •		250	267

Cantor Fitzgerald LP
7.200% due 12/12/2028		200	206

Cooperatieve Rabobank UA
5.500% due 10/05/2026		300	302

Deutsche Bank AG
6.119% due 07/14/2026 •		400	400

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		100	95

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		200	200

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	96
3.691% due 06/05/2028 •		400	383

HSBC Holdings PLC
6.254% due 03/09/2034 •		400	417

ING Groep NV
5.550% due 03/19/2035 •		200	198

Intesa Sanpaolo SpA
3.250% due 09/23/2024		400	397

JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	188
5.299% due 07/24/2029 •		200	201

JPMorgan Chase Bank NA
5.110% due 12/08/2026		250	250

LeasePlan Corp. NV
2.875% due 10/24/2024		500	495

Lloyds Banking Group PLC
5.462% due 01/05/2028 •		200	200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mitsubishi UFJ Financial Group, Inc.
5.242% due 04/19/2029 •		$200	$201

Morgan Stanley
5.123% due 02/01/2029 •		200	199

Nationwide Building Society
4.302% due 03/08/2029 •		500	479

NatWest Group PLC
4.892% due 05/18/2029 •		200	196

UBS Group AG
6.327% due 12/22/2027 •		250	254

VICI Properties LP
4.950% due 02/15/2030		200	193

Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	100
3.584% due 05/22/2028 •		$200	191

Wells Fargo Bank NA
5.254% due 12/11/2026		200	200

			8,009

INDUSTRIALS 5.5%

AbbVie, Inc.
4.950% due 03/15/2031		200	200

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		218	214

American Airlines Pass-Through Trust
3.000% due 04/15/2030		259	239

Boeing Co.
6.298% due 05/01/2029		100	101

CCO Holdings LLC
5.000% due 02/01/2028		200	187

Cloud Software Group, Inc.
6.500% due 03/31/2029		100	96

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (c)		152	125

Coty, Inc.
5.000% due 04/15/2026		200	198

Delta Air Lines, Inc.
7.000% due 05/01/2025		400	403

DISH DBS Corp.
5.750% due 12/01/2028		100	70

DISH Network Corp.
11.750% due 11/15/2027		100	98

Exela Intermediate LLC (11.500% PIK)
11.500% due 04/15/2026 (c)		190	29

Expedia Group, Inc.
6.250% due 05/01/2025		176	176

Frontier Communications Holdings LLC
8.750% due 05/15/2030		100	103

Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029		100	92

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		500	478

Organon & Co.
4.125% due 04/30/2028		200	186

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		300	296

Petroleos Mexicanos
5.950% due 01/28/2031		100	81

Stryker Corp.
4.850% due 12/08/2028		200	198

T-Mobile USA, Inc.
3.875% due 04/15/2030		300	281

Thames Water Utilities Finance PLC
4.375% due 07/03/2034	GBP	100	100

United Airlines Pass-Through Trust
5.875% due 04/15/2029		$55	55

United Airlines, Inc.
4.625% due 04/15/2029		300	280

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033		100	85

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warnermedia Holdings, Inc.
3.638% due 03/15/2025	$100	$98

		4,469

UTILITIES 0.8%

Georgia Power Co.
4.700% due 05/15/2032	100	97

Pacific Gas & Electric Co.
3.150% due 01/01/2026	200	193
4.200% due 03/01/2029	200	189
6.150% due 01/15/2033	100	102

Southern California Gas Co.
2.950% due 04/15/2027	100	94

		675

Total Corporate Bonds & Notes (Cost $13,669)		13,153

MUNICIPAL BONDS & NOTES 0.1%

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (e)	1,000	92

Total Municipal Bonds & Notes (Cost $119)		92

U.S. GOVERNMENT AGENCIES 51.0%

Freddie Mac
0.702% due 07/15/2047 •(a)	388	45

Ginnie Mae
4.000% due 11/20/2050 - 03/20/2051 •	219	199

Uniform Mortgage-Backed Security
5.000% due 02/01/2053	371	359

Uniform Mortgage-Backed Security, TBA
3.500% due 08/01/2054	3,000	2,656
4.000% due 08/01/2054	4,300	3,937
4.500% due 08/01/2054	3,700	3,489
5.000% due 08/01/2054	26,100	25,223
5.500% due 08/01/2054	1,600	1,578
6.000% due 08/01/2054	2,000	2,005
6.500% due 08/01/2054	1,800	1,831

Total U.S. Government Agencies (Cost $41,616)		41,322

U.S. TREASURY OBLIGATIONS 7.3%

U.S. Treasury Inflation Protected Securities (g)
0.625% due 07/15/2032	1,942	1,743
1.125% due 01/15/2033	1,789	1,656
1.375% due 07/15/2033	1,652	1,560
2.375% due 01/15/2027	16	16

U.S. Treasury Notes
0.500% due 02/28/2026 (l)(n)	1,000	931

Total U.S. Treasury Obligations (Cost $6,105)		5,906

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%

American Home Mortgage Assets Trust
5.880% due 06/25/2037 •	324	295

Banc of America Funding Trust
5.773% due 02/20/2047 •	282	276
5.833% due 07/20/2036 •	320	313

Banc of America Mortgage Trust
5.843% due 06/25/2035 ~	27	23

BCAP LLC Trust
5.250% due 06/26/2036	321	127

Bear Stearns Adjustable Rate Mortgage Trust
3.980% due 11/25/2034 ~	255	227
6.546% due 01/25/2035 «~	2	2

CBA Commercial Small Balance Commercial Mortgage
5.960% due 06/25/2038 •	373	297

Countrywide Alternative Loan Trust
5.500% due 04/25/2035	428	292

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.633% due 02/20/2047 •	$134	$103
6.000% due 02/25/2037	273	113
6.500% due 11/25/2037	370	169

Countrywide Home Loan Mortgage Pass-Through Trust
4.059% due 02/20/2036 ~	145	127

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.215% due 11/25/2061 ~	27	26

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.120% due 08/25/2037 •	260	204

Downey Savings & Loan Association Mortgage Loan Trust
5.643% due 10/19/2036 •	296	248

First Horizon Alternative Mortgage Securities Trust
4.725% due 01/25/2036 ~	94	46
5.660% due 06/25/2036 ~	67	51
6.785% due 06/25/2034 ~	42	40

First Horizon Mortgage Pass-Through Trust
4.844% due 11/25/2037 ~	365	153

Freddie Mac
2.000% due 01/25/2051 (a)	997	99

GSMPS Mortgage Loan Trust
8.000% due 01/25/2035	233	227

HarborView Mortgage Loan Trust
6.273% due 11/19/2034 •	16	14

IndyMac INDX Mortgage Loan Trust
3.394% due 08/25/2037 ~	181	125
5.149% due 10/25/2034 ~	13	12

Lehman XS Trust
5.910% due 08/25/2046 •	194	185

Mortgage Equity Conversion Asset Trust
5.600% due 05/25/2042 •	178	174

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~	158	152

Residential Accredit Loans, Inc. Trust
6.170% due 09/25/2037 ~	552	368

Structured Asset Mortgage Investments Trust
5.860% due 08/25/2036 «•	33	42

Thornburg Mortgage Securities Trust
6.710% due 06/25/2037 •	12	11
7.017% due 06/25/2037 •	128	110

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	355	332

WaMu Mortgage Pass-Through Certificates Trust
5.920% due 04/25/2045 •	19	18

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 09/25/2035 «•	173	144

Total Non-Agency Mortgage-Backed Securities (Cost $6,016)		5,145

ASSET-BACKED SECURITIES 9.4%

Arbor Realty Commercial Real Estate Notes Ltd.
6.793% due 11/15/2036 •	250	250

Belle Haven ABS CDO Ltd.
8.860% due 11/03/2044 •	188	50
8.900% due 11/03/2044 •	287	78

Carlyle Global Market Strategies CLO Ltd.
6.545% due 07/20/2032 •	500	502

Carlyle U.S. CLO Ltd.
6.479% due 10/15/2031 •	430	431

Countrywide Asset-Backed Certificates Trust
4.513% due 07/25/2036 þ	224	206
5.600% due 06/25/2047 •	310	275
5.720% due 12/25/2036 •	203	183
5.820% due 11/25/2047 •	50	57
5.880% due 05/25/2047 •	996	860
6.095% due 08/25/2035 «þ	37	35

GSAA Home Equity Trust
5.985% due 06/25/2036 ~	876	217

GSAMP Trust
5.660% due 11/25/2036 •	711	336

Halseypoint CLO Ltd.
6.686% due 07/20/2031 •	238	238

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
5.680% due 12/25/2036 •		$1,734	$445
5.900% due 12/25/2036 •		488	123

KKR CLO Ltd.
6.725% due 10/15/2030 •		221	221

LCM Ltd.
6.425% due 07/20/2030 •		163	163

MF1 Ltd.
6.526% due 10/16/2036 •		206	205

Morgan Stanley ABS Capital, Inc. Trust
5.600% due 11/25/2036 •		135	63
5.610% due 10/25/2036 •		336	179
5.710% due 07/25/2036 •		226	196
5.760% due 07/25/2036 •		598	220
5.820% due 03/25/2036 •		11	9
6.040% due 01/25/2036 •		111	106

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.260% due 02/25/2037 •		1,806	524

OZLM Ltd.
6.559% due 10/17/2029 •		100	100

Securitized Asset-Backed Receivables LLC Trust
6.120% due 08/25/2035 •		388	312
6.225% due 02/25/2034 •		90	89

Sierra Madre Funding Ltd.
5.822% due 09/07/2039 •		234	150
5.842% due 09/07/2039 •		1,261	807

Triaxx Prime CDO Ltd.
5.704% due 10/02/2039 •		56	1

Total Asset-Backed Securities (Cost $9,847)			7,631

SOVEREIGN ISSUES 7.4%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	7,700	1,275

Dominican Republic International Bond
10.750% due 06/01/2036 (b)	DOP	11,900	206

Israel Government International Bond
5.375% due 03/12/2029		$400	393

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	3,658	168
3.000% due 12/03/2026 (g)		7,722	390
4.000% due 11/30/2028 (g)		1,138	58
4.000% due 08/24/2034 (g)		813	40
6.350% due 02/09/2035		$200	202

Peru Government International Bond
6.150% due 08/12/2032	PEN	1,300	327
6.950% due 08/12/2031		1,000	267

Romania Government International Bond
1.750% due 07/13/2030	EUR	100	88

South Africa Government International Bond
4.850% due 09/30/2029		$200	183
8.000% due 01/31/2030	ZAR	6,500	328
8.500% due 01/31/2037		6,800	294
10.500% due 12/21/2026		22,000	1,255

Turkey Government International Bond
6.350% due 08/10/2024		$300	300
7.625% due 05/15/2034		200	202

Total Sovereign Issues (Cost $6,224)			5,976

		SHARES
COMMON STOCKS 0.0%

ENERGY 0.0%

Constellation Oil ‘B’ «(d)(i)		168,354	18

Total Common Stocks (Cost $18)			18

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Bank of America Corp.
5.875% due 03/15/2028 •(h)		200,000	199

Nationwide Building Society
10.250% ~		250	41

	SHARES	MARKET VALUE (000S)

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(h)	15,000	$18

Total Preferred Securities (Cost $270)		258

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 33.7%

COMMERCIAL PAPER 3.7%

Alimentation Couche-Tard, Inc.
5.510% due 07/11/2024	$350	349

Crown Castle, Inc.
5.840% due 07/30/2024	250	249

Dominion Resources Services, Inc.
5.580% due 07/17/2024	250	249

Entergy Corp.
5.550% due 08/01/2024	250	249

Global Payments, Inc.
6.030% due 07/18/2024	250	249

Intel Corp.
5.520% due 07/08/2024	250	250

Keurig Dr Pepper, Inc.
5.500% due 07/24/2024	300	299

L3Harris Technologies, Inc.
5.520% due 07/24/2024	250	249

NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	250	250

Southern California Edison Co.
5.600% due 07/18/2024 (b)	250	249

Targa Resources Corp.
6.000% due 07/08/2024	350	349

		2,991

REPURCHASE AGREEMENTS (j) 27.9%
		22,617

U.S. TREASURY BILLS 2.1%
5.390% due 10/08/2024 (e)(f)	1,700	1,675

Total Short-Term Instruments (Cost $27,285)		27,283

Total Investments in Securities (Cost $112,229)		107,849

	SHARES
INVESTMENTS IN AFFILIATES 17.0%

SHORT-TERM INSTRUMENTS 17.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.0%

PIMCO Short-Term Floating NAV Portfolio III	1,420,366	13,819

Total Short-Term Instruments (Cost $13,815)		13,819

Total Investments in Affiliates (Cost $13,815)		13,819

Total Investments 150.1% (Cost $126,044)		$121,668

Financial Derivative Instruments (k)(m) 0.3% (Cost or Premiums, net $193)		260

Other Assets and Liabilities, net (50.4)%		(40,858)

Net Assets 100.0%		$81,070

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$18	$18	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.340%	06/28/2024	07/01/2024	$22,300	U.S. Treasury Notes 0.625% due 07/31/2026	$(22,738)	$22,300	$22,310
FICC	2.600	06/28/2024	07/01/2024	317	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(323)	317	317

Total Repurchase Agreements						$(23,061)	$22,617	$22,627

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.4)%
Ginnie Mae, TBA	4.000%	07/01/2054	$200	$(183)	$(185)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2054	2,200	(1,732)	(1,722)

Total Short Sales (2.4)%				$(1,915)	$(1,907)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$22,310	$0	$0	$22,310	$(22,738)	$(428)
FICC	317	0	0	317	(324)	(7)

Total Borrowings and Other Financing Transactions	$22,627	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond September Futures	09/2024	8	$702	$5	$0	$(2)
U.S. Treasury 2-Year Note September Futures	09/2024	42	8,577	13	0	(1)
U.S. Treasury 5-Year Note September Futures	09/2024	17	1,812	7	0	(3)

				$25	$0	$(6)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BOBL Future September Futures	09/2024	5	$(624)	$(6)	$1	$0
Euro-Bund September Futures	09/2024	8	(1,128)	(15)	4	0
Euro-Schatz September Futures	09/2024	6	(679)	(2)	0	0
U.S. Treasury 10-Year Note September Futures	09/2024	93	(10,229)	(48)	37	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	53	(6,017)	(46)	38	0
U.S. Treasury Long-Term Bond September Futures	09/2024	7	(828)	(3)	10	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	26	(3,259)	(16)	64	0

				$(136)	$154	$0

Total Futures Contracts				$(111)	$154	$(6)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.399%	$100	$2	$(1)	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564	100	(1)	3	2	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	400	5	2	7	0	0

						$6	$4	$10	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$ 1,188	$(71)	$(6)	$(77)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$	9,300	$203	$(10)	$193	$0	$(1)
iTraxx Crossover 41 5-Year Index	5.000	Quarterly	06/20/2029	EUR	200	20	(4)	16	0	0

						$223	$(14)	$209	$0	$(1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029		GBP	2,900	$31	$(17)	$14	$0	$(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		JPY	660,000	(10)	5	(5)	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	$		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024			300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024			100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024			100	(1)	(1)	(2)	0	0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.190%	Annual	10/25/2024	$	100	$(1)	$(1)	$(2)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		1,000	(6)	(20)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		600	(2)	(9)	(11)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		200	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		8,400	291	385	676	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.827	Annual	07/03/2028		1,500	(16)	(167)	(183)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Annual	09/19/2028		1,000	(111)	(12)	(123)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.725	Annual	09/19/2028		1,500	(165)	(18)	(183)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	10/27/2028		500	(6)	(44)	(50)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,700	8	18	26	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		200	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		200	0	6	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		2,400	0	71	71	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030		5,000	0	147	147	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		1,600	0	46	46	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		1,400	0	40	40	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		400	0	11	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		300	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		1,100	0	26	26	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		500	0	12	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,100	0	24	24	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		700	0	15	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	6	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.800	Semi-Annual	10/01/2031		1,400	0	(228)	(228)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		300	(1)	(7)	(8)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		700	(3)	(9)	(12)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		100	0	3	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		100	0	3	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		100	0	3	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		200	(1)	1	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		100	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034		100	0	(2)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		100	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		100	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034		200	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		200	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		200	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		300	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		300	(1)	6	5	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		200	(1)	(1)	(2)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		700	146	110	256	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		100	(1)	(12)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		300	16	86	102	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		200	66	7	73	3	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.874%	Annual	09/19/2053	$	300	$97	$10	$107	$4	$0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		100	6	29	35	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	(3)	(4)	0	(2)
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027	BRL	21,300	0	(74)	(74)	0	(14)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		2,300	0	(4)	(4)	0	(2)
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		12,700	0	(12)	(12)	0	(8)
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		23,700	0	14	14	16	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	200	0	(2)	(2)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		100	0	0	0	0	0
Pay	3-Month PLN-WIBOR	5.160	Annual	03/21/2027	PLN	4,900	0	(3)	(3)	0	(1)
Pay	3-Month PLN-WIBOR	5.158	Annual	03/22/2027		4,900	0	(3)	(3)	0	(1)
Pay	3-Month PLN-WIBOR	4.810	Annual	02/16/2029		1,700	0	(5)	(5)	0	(1)
Pay	3-Month PLN-WIBOR	4.641	Annual	02/19/2029		1,300	0	(6)	(6)	0	0
Pay	3-Month PLN-WIBOR	4.970	Annual	03/21/2029		3,600	1	(4)	(3)	0	(1)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	100	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		200	(1)	(14)	(15)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		200	(2)	(13)	(15)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		200	(1)	(12)	(13)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		100	0	(6)	(6)	0	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		100	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		3,100	28	(41)	(13)	0	(6)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		900	(20)	21	1	2	0
Receive	6-Month PLN-WIBOR	6.160	Annual	09/16/2027	PLN	1,900	0	(29)	(29)	0	0
Receive	6-Month PLN-WIBOR	6.310	Annual	09/19/2027		1,900	0	(32)	(32)	0	0
Receive	6-Month PLN-WIBOR	6.270	Annual	09/20/2027		1,800	0	(30)	(30)	0	0
Receive	6-Month PLN-WIBOR	6.240	Annual	09/23/2027		1,600	0	(26)	(26)	0	0
Receive	6-Month PLN-WIBOR	6.250	Annual	09/23/2027		2,200	0	(36)	(36)	1	0
Receive	6-Month PLN-WIBOR	6.280	Annual	09/26/2027		1,800	0	(30)	(30)	0	0
Receive	6-Month PLN-WIBOR	6.985	Annual	10/11/2027		2,700	0	(62)	(62)	1	0
Receive	6-Month PLN-WIBOR	7.156	Annual	10/13/2027		1,400	0	(35)	(35)	0	0
Pay	CAONREPO	4.000	Semi-Annual	06/21/2025	CAD	8,900	(29)	5	(24)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		1,000	(14)	9	(5)	1	0

							$270	$97	$367	$128	$(86)

Total Swap Agreements							$428	$81	$509	$129	$(87)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$154	$129	$283	$0	$(6)	$(87)	$(93)

(l)

Securities with an aggregate market value of $446 and cash of $1,422 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024	NZD	96		$59	$0	$0
	08/2024		$59	NZD	96	0	0

BOA	07/2024		838	PLN	3,378	1	0

BPS	07/2024	EUR	2,404		$2,603	28	0
	07/2024	KRW	1,005,978		730	1	0
	07/2024	PLN	5,312		1,311	0	(8)
	07/2024	TWD	14,425		446	2	0
	07/2024		$199	AUD	298	0	0
	07/2024		157	EUR	146	0	(1)
	07/2024		50	IDR	819,319	0	0
	07/2024		72	INR	6,061	0	0
	07/2024		151	NZD	245	0	(1)
	07/2024		748	SGD	1,014	0	0
	08/2024	AUD	298		$199	0	0
	08/2024	SGD	1,013		748	0	0

BRC	07/2024	MXN	1,142		62	0	(1)
	07/2024	SGD	466		345	1	0
	07/2024		$810	PLN	3,237	0	(6)
	07/2024		209	TRY	7,198	6	0
	08/2024		246		8,529	2	0
	09/2024	MXN	11,119		$586	0	(14)
	09/2024		$162	TRY	5,951	8	0

BSH	08/2024	PEN	1,319		$344	1	0

CBK	07/2024	BRL	1,600		288	2	0
	07/2024	GBP	117		149	1	0
	07/2024	MXN	6,129		333	0	(2)
	07/2024	PEN	564		149	2	0
	07/2024		$294	BRL	1,600	0	(7)
	07/2024		74	PEN	282	0	(1)
	07/2024		470	PLN	1,843	0	(12)
	07/2024		38	TRY	1,266	0	0
	07/2024		64	ZAR	1,156	0	0
	08/2024	BRL	1,606		$294	8	0
	09/2024		$221	INR	18,442	0	0
	10/2024	CNH	8,728		$1,212	7	0

DUB	07/2024	AUD	786		520	0	(4)
	03/2025		$12	TRY	571	2	0

FAR	07/2024	NZD	253		$155	1	0
	07/2024		$325	AUD	488	0	0
	07/2024		55	JPY	8,829	0	(1)
	08/2024	JPY	8,787		$55	1	0
	08/2024		$112	NZD	184	0	0

GLM	07/2024	BRL	7,000		$1,367	115	0
	07/2024	KRW	92,383		67	0	0
	07/2024	TWD	3,320		103	1	0
	07/2024		$1,294	BRL	7,000	0	(42)
	07/2024		626	MXN	11,508	3	(1)
	07/2024	ZAR	7,802		$426	0	(2)
	08/2024		$778	BRL	3,993	0	(67)
	08/2024		148	TRY	5,103	1	0
	09/2024		46		1,620	0	0
	04/2025	BRL	7,600		$1,362	44	0

JPM	07/2024		3,697		719	57	0
	07/2024	CAD	1,078		784	0	(4)
	07/2024	KRW	92,137		67	0	0
	07/2024	SGD	549		408	3	0
	07/2024	TWD	4,782		148	1	0
	07/2024		$665	BRL	3,697	0	(4)
	07/2024		801	CHF	719	0	(1)
	07/2024		30	INR	2,552	0	0
	07/2024		122	TRY	4,139	4	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2024	ZAR	14,779		$803	$0	$(8)
	08/2024	CHF	716		801	1	0
	08/2024		$107	TRY	3,731	2	0
	09/2024		276	BRL	1,507	0	(8)
	09/2024		30	INR	2,516	0	0
	10/2024		17	CNH	123	0	0
	03/2025		10	TRY	505	2	0
	04/2025	BRL	100		$18	0	0

MBC	07/2024	GBP	199		252	0	0
	07/2024	JPY	8,836		56	2	0
	07/2024		$788	CAD	1,079	1	0
	07/2024		2,564	EUR	2,398	4	0
	07/2024		403	GBP	316	0	(4)
	07/2024		38	INR	3,190	0	0
	08/2024	CAD	1,078		$788	0	(1)
	08/2024	EUR	2,398		2,568	0	(4)
	08/2024		$221	GBP	175	0	0

MYI	07/2024	CHF	719		$803	3	0
	07/2024	TWD	5,270		163	1	0
	07/2024		$1,059	INR	88,639	4	0
	07/2024		150	NZD	244	0	(1)
	09/2024		20	INR	1,679	0	0

SCX	07/2024	EUR	140		$150	0	0
	07/2024	KRW	462,859		336	1	0
	07/2024	TWD	11,025		341	2	0
	07/2024		$0	MXN	2	0	0
	07/2024		813	ZAR	14,984	9	0
	08/2024	PEN	1,019		$266	1	0
	09/2024		$136	INR	11,399	0	0

TOR	07/2024	NZD	140		$86	0	0
	08/2024		$100	COP	402,241	0	(4)
	08/2024		86	NZD	140	0	0

Total Forward Foreign Currency Contracts						$336	$(209)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Call - OTC USD versus JPY	JPY	153.500	07/05/2024	800	$5	$36

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749%	11/13/2024	2,700	$0	$1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	1,800	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	1,800	0	0
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	900	0	1
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	900	0	1

							$0	$10

Total Purchased Options							$5	$46

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus MXN	MXN	18.989	07/24/2024	400	$(6)	$(3)

BRC	Call - OTC USD versus JPY	JPY	157.250	07/05/2024	1,600	(3)	(35)

						$(9)	$(38)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700%	07/05/2024	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	100	0	0

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	100	0	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	100	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	300	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	11/29/2024	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	100	0	(1)

JPM	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	100	(1)	0

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	200	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	200	(1)	0

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	100	0	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	100	0	0

							$(10)	$(17)

Total Written Options							$(19)	$(55)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
JPM	Banco do Brasil SA	1.000%	Quarterly	12/20/2024	0.53%	$200	$(5)	$6	$1	$0

MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.167	100	1	(1)	0	0

							$(4)	$5	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$378	$(100)	$78	$0	$(22)

MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	448	(117)	90	0	(27)

						$(217)	$168	$0	$(49)

Total Swap Agreements						$(221)	$173	$1	$(49)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$1	$0	$0	$1	$0	$(3)	$0	$(3)	$(2)	$0	$(2)
BPS	31	0	0	31	(10)	0	0	(10)	21	0	21
BRC	17	36	0	53	(21)	(35)	(22)	(78)	(25)	0	(25)
BSH	1	0	0	1	0	0	0	0	1	0	1
CBK	20	0	0	20	(22)	0	0	(22)	(2)	0	(2)
DUB	2	0	0	2	(4)	0	0	(4)	(2)	0	(2)
FAR	2	0	0	2	(1)	(1)	0	(2)	0	0	0
GLM	164	10	0	174	(112)	(15)	0	(127)	47	0	47
JPM	70	0	1	71	(25)	0	0	(25)	46	0	46
MBC	7	0	0	7	(9)	0	0	(9)	(2)	0	(2)
MYC	0	0	0	0	0	(1)	(27)	(28)	(28)	80	52
MYI	8	0	0	8	(1)	0	0	(1)	7	0	7
SCX	13	0	0	13	0	0	0	0	13	0	13
TOR	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)

Total Over the Counter	$336	$46	$1	$383	$(209)	$(55)	$(49)	$(313)

(n)

Securities with an aggregate market value of $80 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$154	$154
Swap Agreements	0	1	0	0	128	129

	$0	$1	$0	$0	$282	$283

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$336	$0	$336
Purchased Options	0	0	0	36	10	46
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$372	$10	$383

	$0	$2	$0	$372	$292	$666

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6
Swap Agreements	0	1	0	0	86	87

	$0	$1	$0	$0	$92	$93

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$209	$0	$209
Written Options	0	0	0	38	17	55
Swap Agreements	0	49	0	0	0	49

	$0	$49	$0	$247	$17	$313

	$0	$50	$0	$247	$109	$406

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11	$11
Futures	0	0	0	0	131	131
Swap Agreements	0	140	0	0	218	358

	$0	$140	$0	$0	$360	$500

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(111)	$0	$(111)
Written Options	0	0	0	0	76	76
Swap Agreements	0	37	0	0	0	37

	$0	$37	$0	$(111)	$76	$2

	$0	$177	$0	$(111)	$436	$502

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$722	$722
Swap Agreements	0	(101)	0	0	54	(47)

	$0	$(101)	$0	$0	$776	$675

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$351	$0	$351
Purchased Options	0	0	0	31	11	42
Written Options	0	0	0	(29)	(4)	(33)
Swap Agreements	0	(49)	0	0	0	(49)

	$0	$(49)	$0	$353	$7	$311

	$0	$(150)	$0	$353	$783	$986

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO Dynamic Bond Portfolio	(Cont.)	June 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,065	$0	$1,065
Corporate Bonds & Notes
Banking & Finance	0	8,009	0	8,009
Industrials	0	4,469	0	4,469
Utilities	0	675	0	675
Municipal Bonds & Notes
West Virginia	0	92	0	92
U.S. Government Agencies	0	41,322	0	41,322
U.S. Treasury Obligations	0	5,906	0	5,906
Non-Agency Mortgage-Backed Securities	0	4,957	188	5,145
Asset-Backed Securities	0	7,596	35	7,631
Sovereign Issues	0	5,976	0	5,976
Common Stocks
Energy	0	0	18	18
Preferred Securities
Banking & Finance	0	258	0	258
Short-Term Instruments
Commercial Paper	0	2,991	0	2,991
Repurchase Agreements	0	22,617	0	22,617
U.S. Treasury Bills	0	1,675	0	1,675

	$0	$107,608	$241	$107,849

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,819	$0	$0	$13,819

Total Investments	$13,819	$107,608	$241	$121,668

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,907)	$0	$(1,907)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	278	0	283
Over the counter	0	383	0	383

	$5	$661	$0	$666

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(91)	0	(93)
Over the counter	0	(264)	(49)	(313)

	$(2)	$(355)	$(49)	$(406)

Total Financial Derivative Instruments	$3	$306	$(49)	$260

Totals	$13,822	$106,007	$192	$120,021

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Dynamic Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Notes to Financial Statements	(Cont.)

held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered

24	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have

30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Notes to Financial Statements	(Cont.)

Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$123	$32,395	$(18,701)	$(2)	$4	$13,819	$288	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

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Notes to Financial Statements	(Cont.)

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the

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U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of

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Notes to Financial Statements	(Cont.)

the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within

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centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront

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Notes to Financial Statements	(Cont.)

premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

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Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk  is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

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Notes to Financial Statements	(Cont.)

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid

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and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

LIBOR Transition Risk  is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk  The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

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Notes to Financial Statements	(Cont.)

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

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Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.55%	0.30%	0.30%	0.30%	0.30%

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Notes to Financial Statements	(Cont.)

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

40	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$386,852	$394,518	$5,163	$1,565

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	53	$469	117	$1,004

Class M	1	4	1	7

Administrative Class	468	4,046	697	5,928

Advisor Class	76	663	140	1,191
Issued as reinvestment of distributions

Institutional Class	132	1,139	205	1,739

Class M	0	4	1	7

Administrative Class	65	564	109	924

Advisor Class	29	249	48	408
Cost of shares redeemed

Institutional Class	(161)	(1,397)	(317)	(2,688)

Class M	(3)	(25)	(6)	(51)

Administrative Class	(771)	(6,670)	(550)	(4,670)

Advisor Class	(118)	(1,025)	(427)	(3,620)

Net increase (decrease) resulting from Portfolio share transactions	(229)	$(1,979)	18	$179

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 73% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	41

Notes to Financial Statements	(Cont.)	June 30, 2024	(Unaudited)

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$519	$907

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$124,322	$2,228	$(6,321)	$(4,093)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

42	PIMCO VARIABLE INSURANCE TRUST

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MBC	HSBC Bank Plc

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty

CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar

CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar

COP	Colombian Peso	MXN	Mexican Peso	USD (or $)	United States Dollar

DOP	Dominican Peso	NZD	New Zealand Dollar	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate

BOBL	Bundesobligation, the German word for federal government bond	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding

CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	43

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT19FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Emerging Markets Bond Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Emerging Markets Bond Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the ”Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests.

For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Emerging Markets Bond Portfolio	09/30/02	04/30/12	11/10/14	09/30/02	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Emerging Markets Bond Portfolio	(Cont.)

required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Emerging Markets Bond Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2024 - 06/30/2024+	$10.56	$0.32	$(0.07)	$0.25	$(0.32)	$0.00	$(0.32)

12/31/2023	10.06	0.59	0.50	1.09	(0.59)	0.00	(0.59)

12/31/2022	12.52	0.52	(2.46)	(1.94)	(0.52)	0.00	(0.52)

12/31/2021	13.44	0.54	(0.86)	(0.32)	(0.60)	0.00	(0.60)

12/31/2020	13.19	0.55	0.30	0.85	(0.60)	0.00	(0.60)

12/31/2019	12.01	0.57	1.20	1.77	(0.59)	0.00	(0.59)
Class M

01/01/2024 - 06/30/2024+	10.56	0.30	(0.07)	0.23	(0.30)	0.00	(0.30)

12/31/2023	10.06	0.55	0.49	1.04	(0.54)	0.00	(0.54)

12/31/2022	12.52	0.47	(2.45)	(1.98)	(0.48)	0.00	(0.48)

12/31/2021	13.44	0.48	(0.86)	(0.38)	(0.54)	0.00	(0.54)

12/31/2020	13.19	0.49	0.31	0.80	(0.55)	0.00	(0.55)

12/31/2019	12.01	0.51	1.20	1.71	(0.53)	0.00	(0.53)
Administrative Class

01/01/2024 - 06/30/2024+	10.56	0.31	(0.06)	0.25	(0.32)	0.00	(0.32)

12/31/2023	10.06	0.58	0.50	1.08	(0.58)	0.00	(0.58)

12/31/2022	12.52	0.51	(2.46)	(1.95)	(0.51)	0.00	(0.51)

12/31/2021	13.44	0.52	(0.86)	(0.34)	(0.58)	0.00	(0.58)

12/31/2020	13.19	0.53	0.30	0.83	(0.58)	0.00	(0.58)

12/31/2019	12.01	0.55	1.20	1.75	(0.57)	0.00	(0.57)
Advisor Class

01/01/2024 - 06/30/2024+	10.56	0.31	(0.07)	0.24	(0.31)	0.00	(0.31)

12/31/2023	10.06	0.57	0.49	1.06	(0.56)	0.00	(0.56)

12/31/2022	12.52	0.49	(2.45)	(1.96)	(0.50)	0.00	(0.50)

12/31/2021	13.44	0.51	(0.86)	(0.35)	(0.57)	0.00	(0.57)

12/31/2020	13.19	0.51	0.31	0.82	(0.57)	0.00	(0.57)

12/31/2019	12.01	0.54	1.19	1.73	(0.55)	0.00	(0.55)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.49	2.45%	$53,518	1.16	%*	1.16	%*	0.85	%*	0.85	%*	6.23	%*	32%

10.56	11.27	53,101	1.12		1.12		0.85		0.85		5.90		72

10.06	(15.50)	49,539	0.89		0.89		0.85		0.85		4.95		39

12.52	(2.42)	59,591	0.87		0.87		0.85		0.85		4.22		42

13.44	6.87	54,693	0.95		0.95		0.85		0.85		4.26		106

13.19	14.94	47,874	0.87		0.87		0.85		0.85		4.42		65

10.49	2.22	412	1.61	*	1.61	*	1.30	*	1.30	*	5.78	*	32

10.56	10.78	411	1.57		1.57		1.30		1.30		5.44		72

10.06	(15.88)	440	1.34		1.34		1.30		1.30		4.47		39

12.52	(2.85)	579	1.32		1.32		1.30		1.30		3.75		42

13.44	6.38	764	1.40		1.40		1.30		1.30		3.82		106

13.19	14.43	867	1.32		1.32		1.30		1.30		3.98		65

10.49	2.37	99,983	1.31	*	1.31	*	1.00	*	1.00	*	6.08	*	32

10.56	11.11	104,426	1.27		1.27		1.00		1.00		5.73		72

10.06	(15.63)	109,838	1.04		1.04		1.00		1.00		4.78		39

12.52	(2.56)	134,990	1.02		1.02		1.00		1.00		4.06		42

13.44	6.71	154,896	1.10		1.10		1.00		1.00		4.12		106

13.19	14.77	170,681	1.02		1.02		1.00		1.00		4.28		65

10.49	2.32	41,052	1.41	*	1.41	*	1.10	*	1.10	*	5.98	*	32

10.56	11.00	41,049	1.37		1.37		1.10		1.10		5.65		72

10.06	(15.72)	38,856	1.14		1.14		1.10		1.10		4.69		39

12.52	(2.66)	49,141	1.12		1.12		1.10		1.10		3.97		42

13.44	6.60	47,639	1.20		1.20		1.10		1.10		4.02		106

13.19	14.65	48,830	1.12		1.12		1.10		1.10		4.18		65

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Emerging Markets Bond Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$199,674
Investments in Affiliates	3,334
Financial Derivative Instruments
Exchange-traded or centrally cleared	129
Over the counter	2,836
Cash	86
Deposits with counterparty	1,855
Receivable for investments sold	2,315
Receivable for TBA investments sold	2,892
Receivable for Portfolio shares sold	77
Interest and/or dividends receivable	3,244
Dividends receivable from Affiliates	6
Total Assets	216,448

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$8,589
Financial Derivative Instruments
Exchange-traded or centrally cleared	160
Over the counter	1,022
Payable for investments purchased	1,632
Payable for investments in Affiliates purchased	7
Payable for TBA investments purchased	6,071
Payable for unfunded loan commitments	1,962
Deposits from counterparty	1,264
Payable for Portfolio shares redeemed	68
Overdraft due to custodian	558
Accrued investment advisory fees	67
Accrued supervisory and administrative fees	60
Accrued distribution fees	8
Accrued servicing fees	11
Foreign capital gains tax payable	4
Total Liabilities	21,483

Commitments and Contingent Liabilities^

Net Assets	$194,965

Net Assets Consist of:

Paid in capital	$247,962
Distributable earnings (accumulated loss)	(52,997)

Net Assets	$194,965

Net Assets:

Institutional Class	$53,518
Class M	412
Administrative Class	99,983
Advisor Class	41,052

Shares Issued and Outstanding:

Institutional Class	5,100
Class M	39
Administrative Class	9,527
Advisor Class	3,912

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.49
Class M	10.49
Administrative Class	10.49
Advisor Class	10.49

Cost of investments in securities	$222,488
Cost of investments in Affiliates	$3,334
Cost or premiums of financial derivative instruments, net	$717

* Includes repurchase agreements of:	$786

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Emerging Markets Bond Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$7,081
Dividends from Investments in Affiliates	35
Total Income	7,116

Expenses:

Investment advisory fees	433
Supervisory and administrative fees	385
Distribution and/or servicing fees - Class M	1
Distribution and/or servicing fees - Administrative Class	75
Distribution and/or servicing fees - Advisor Class	50
Trustee fees	3
Interest expense	298
Miscellaneous expense	1
Total Expenses	1,246

Net Investment Income (Loss)	5,870

Net Realized Gain (Loss):

Investments in securities	(11,129)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	(230)
Over the counter financial derivative instruments	189
Foreign currency	(44)

Net Realized Gain (Loss)	(11,215)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities, net of foreign capital gains tax**	8,695
Exchange-traded or centrally cleared financial derivative instruments	(965)
Over the counter financial derivative instruments	2,275
Foreign currency assets and liabilities	(37)

Net Change in Unrealized Appreciation (Depreciation)	9,968

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,623

* Foreign tax withholdings	$8

** Foreign capital gains tax	$10

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Emerging Markets Bond Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,870	$11,095
Net realized gain (loss)	(11,215)	(11,108)
Net change in unrealized appreciation (depreciation)	9,968	20,106

Net Increase (Decrease) in Net Assets Resulting from Operations	4,623	20,093

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,627)	(2,917)
Class M	(12)	(23)
Administrative Class	(3,035)	(5,894)
Advisor Class	(1,213)	(2,211)

Total Distributions(a)	(5,887)	(11,045)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(2,758)	(8,734)

Total Increase (Decrease) in Net Assets	(4,022)	314

Net Assets:

Beginning of period	198,987	198,673
End of period	$194,965	$198,987

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.4%

ALBANIA 0.1%

SOVEREIGN ISSUES 0.1%

Albania Government International Bond
3.500% due 11/23/2031	EUR	200	$193

Total Albania (Cost $224)			193

ANGOLA 0.4%

SOVEREIGN ISSUES 0.4%

Angolan Government International Bond
8.250% due 05/09/2028		$400	377
9.375% due 05/08/2048		200	168
9.500% due 11/12/2025		300	305

Total Angola (Cost $808)			850

ARGENTINA 2.5%

SOVEREIGN ISSUES 2.5%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$876	493
1.000% due 07/09/2029		449	259
3.500% due 07/09/2041 þ		4,427	1,744
3.625% due 07/09/2035 þ		1,876	792
3.625% due 07/09/2046 þ		310	136
4.250% due 01/09/2038 þ		2,292	1,057

Provincia de Buenos Aires
6.375% due 09/01/2037 þ		533	221

Provincia de Neuquen Argentina
6.750% due 04/27/2030 þ		153	128

Total Argentina (Cost $5,736)			4,830

ARMENIA 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Armenia International Bond
3.600% due 02/02/2031		$500	408
3.950% due 09/26/2029		300	260

Total Armenia (Cost $789)			668

AZERBAIJAN 0.7%

CORPORATE BONDS & NOTES 0.7%

Southern Gas Corridor CJSC
6.875% due 03/24/2026		$1,400	1,409

Total Azerbaijan (Cost $1,424)			1,409

BAHRAIN 0.5%

SOVEREIGN ISSUES 0.5%

Bahrain Government International Bond
4.250% due 01/25/2028		$300	282
7.500% due 09/20/2047		700	670

Total Bahrain (Cost $955)			952

BENIN 0.1%

SOVEREIGN ISSUES 0.1%

Benin Government International Bond
7.960% due 02/13/2038		$200	186

Total Benin (Cost $194)			186

BERMUDA 0.2%

CORPORATE BONDS & NOTES 0.2%

Star Energy Geothermal Darajat
4.850% due 10/14/2038		$400	367

Total Bermuda (Cost $400)			367

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 8.4%

CORPORATE BONDS & NOTES 2.3%

Banco do Brasil SA
8.500% due 07/29/2026	MXN	16,000	$828

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$1,720	1,694

CSN Inova Ventures
6.750% due 01/28/2028		800	761

Vale Overseas Ltd.
6.400% due 06/28/2054		500	495

Vale SA
0.000% due 12/29/2049 ~(g)	BRL	10,380	642

			4,420

SOVEREIGN ISSUES 6.1%

Brazil Government International Bond
4.750% due 01/14/2050		$513	369
5.625% due 01/07/2041		50	44
6.125% due 01/22/2032		500	494
7.125% due 05/13/2054		400	387

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (e)	BRL	59,600	9,870

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2050		4,296	724

			11,888

Total Brazil (Cost $17,401)			16,308

CAMEROON 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	550	458
9.500% due 11/19/2025		$133	132

Total Cameroon (Cost $731)			590

CAYMAN ISLANDS 2.5%

CONVERTIBLE BONDS & NOTES 0.3%

Meituan
0.000% due 04/27/2027 (e)		$600	571

Sunac China Holdings Ltd. (1.000% PIK)
1.000% due 09/30/2032 (b)		88	6

			577

CORPORATE BONDS & NOTES 2.1%

Bioceanico Sovereign Certificate Ltd.
0.000% due 06/05/2034 (e)		507	380

CK Hutchison International Ltd.
4.750% due 04/21/2028		500	494
4.875% due 04/21/2033		500	483

Gaci First Investment Co.
4.875% due 02/14/2035		1,400	1,324

ICD Funding Ltd.
3.223% due 04/28/2026		200	191

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (e)		40	37
0.000% due 05/15/2030 (e)		506	414
7.860% due 05/15/2030		215	219

Kaisa Group Holdings Ltd.
9.375% due 06/30/2049		300	11

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		86	85

Poinsettia Finance Ltd.
6.625% due 06/17/2031		574	495

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (b)		30	3

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (b)		30	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (b)	$60	$6

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (b)	90	8

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (b)	90	7

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (b)	43	3

		4,163

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.250% due 06/04/2034	200	200

Total Cayman Islands (Cost $5,287)		4,940

CHILE 2.9%

CORPORATE BONDS & NOTES 2.1%

Banco del Estado de Chile
7.950% due 05/02/2029 •(g)	$300	310

Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	207
4.250% due 07/17/2042	200	158
4.875% due 11/04/2044	600	508
5.125% due 02/02/2033	300	286
5.950% due 01/08/2034	300	301
6.300% due 09/08/2053	300	298
6.440% due 01/26/2036	300	310

Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	121
3.830% due 09/14/2061	200	133

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030	200	183
4.700% due 05/07/2050	300	246

Empresa Nacional del Petroleo
3.450% due 09/16/2031	300	257
6.150% due 05/10/2033	200	201

Engie Energia Chile SA
6.375% due 04/17/2034	200	203

GNL Quintero SA
4.634% due 07/31/2029	388	379

		4,101

SOVEREIGN ISSUES 0.8%

Chile Government International Bond
3.100% due 05/07/2041	300	220
3.250% due 09/21/2071	800	496
4.340% due 03/07/2042	800	692
4.850% due 01/22/2029	200	198

		1,606

Total Chile (Cost $6,618)		5,707

COLOMBIA 3.3%

CORPORATE BONDS & NOTES 0.4%

Ecopetrol SA
5.875% due 05/28/2045	$400	287
6.875% due 04/29/2030	200	192
8.375% due 01/19/2036	400	393

		872

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%

Ecopetrol SA
TBD% due 08/16/2024 «µ	2,000	1,991

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.9%

Colombia Government International Bond
4.500% due 03/15/2029		$700	$640
5.000% due 06/15/2045		1,300	917
5.200% due 05/15/2049		500	354
6.125% due 01/18/2041		400	335
7.500% due 02/02/2034		700	702
8.000% due 11/14/2035		300	309
8.750% due 11/14/2053		400	422

			3,679

Total Colombia (Cost $7,226)			6,542

COSTA RICA 0.2%

SOVEREIGN ISSUES 0.2%

Costa Rica Government International Bond
7.300% due 11/13/2054		$300	315

Total Costa Rica (Cost $284)			315

CZECH REPUBLIC 0.2%

CORPORATE BONDS & NOTES 0.2%

EPH Financing International AS
6.651% due 11/13/2028	EUR	300	334

Total Czech Republic (Cost $337)			334

DOMINICAN REPUBLIC 3.7%

SOVEREIGN ISSUES 3.7%

Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	8,300	141
13.000% due 12/05/2025		50,200	866
13.000% due 01/30/2026		7,600	132

Dominican Republic International Bond
4.875% due 09/23/2032		$700	628
5.300% due 01/21/2041		400	340
5.500% due 02/22/2029		200	194
5.875% due 01/30/2060		600	511
6.000% due 07/19/2028 (k)		1,300	1,290
6.000% due 02/22/2033		500	485
6.500% due 02/15/2048		300	285
6.600% due 06/01/2036 (a)		150	150
7.050% due 02/03/2031		150	155
8.625% due 04/20/2027		500	518
9.750% due 06/05/2026	DOP	8,000	136
10.750% due 06/01/2036 (a)		20,100	348
11.250% due 09/15/2035		12,800	229
13.625% due 02/03/2033		16,400	329
13.625% due 02/10/2034		23,800	487

Total Dominican Republic (Cost $7,440)			7,224

ECUADOR 1.0%

SOVEREIGN ISSUES 1.0%

Ecuador Government International Bond
0.000% due 07/31/2030 (e)		$173	83
2.500% due 07/31/2040 þ		485	221
3.500% due 07/31/2035 þ		1,974	990
6.000% due 07/31/2030 þ		862	548

Ecuador Social Bond SARL
0.000% due 01/30/2035 (e)		49	34

Total Ecuador (Cost $2,162)			1,876

EGYPT 1.8%

SOVEREIGN ISSUES 1.8%

Egypt Government International Bond
6.375% due 04/11/2031	EUR	1,100	936
7.300% due 09/30/2033		$500	396
7.625% due 05/29/2032		1,900	1,555
8.500% due 01/31/2047		200	149
8.875% due 05/29/2050		600	458

Total Egypt (Cost $3,463)			3,494

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EL SALVADOR 0.6%

SOVEREIGN ISSUES 0.6%

El Salvador Government International Bond
6.375% due 01/18/2027		$355	$317
7.125% due 01/20/2050		750	482
8.250% due 04/10/2032		30	24
9.250% due 04/17/2030		500	446

Total El Salvador (Cost $1,476)			1,269

GABON 0.1%

SOVEREIGN ISSUES 0.1%

Gabon Government International Bond
6.950% due 06/16/2025		$200	184

Total Gabon (Cost $186)			184

GHANA 0.8%

SOVEREIGN ISSUES 0.8%

Ghana Government International Bond
0.000% due 04/07/2025 ^(c)		$200	86
7.625% due 05/16/2029 ^(c)		600	305
8.125% due 03/26/2032 ^(c)		900	464
8.625% due 04/07/2034 ^(c)		700	359
8.750% due 03/11/2061 ^(c)		600	309

Total Ghana (Cost $2,439)			1,523

GUATEMALA 0.6%

SOVEREIGN ISSUES 0.6%

Guatemala Government International Bond
4.650% due 10/07/2041		$200	159
4.875% due 02/13/2028		410	395
6.125% due 06/01/2050		300	274
6.600% due 06/13/2036		400	404

Total Guatemala (Cost $1,300)			1,232

HONG KONG 0.5%

CORPORATE BONDS & NOTES 0.5%

Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	293
5.050% due 01/27/2027		$300	272
6.850% due 07/02/2024		500	499

Total Hong Kong (Cost $1,025)			1,064

HUNGARY 1.9%

CORPORATE BONDS & NOTES 0.1%

MVM Energetika Ltd.
7.500% due 06/09/2028		$200	208

SOVEREIGN ISSUES 1.8%

Hungary Government International Bond
1.625% due 04/28/2032	EUR	100	89
2.125% due 09/22/2031		$250	198
3.125% due 09/21/2051		200	127
5.250% due 06/16/2029		700	689
5.500% due 06/16/2034		200	194
5.500% due 03/26/2036		600	577
6.250% due 09/22/2032		200	207
6.750% due 09/25/2052		400	428
7.625% due 03/29/2041		100	114

Magyar Export-Import Bank Zrt
6.125% due 12/04/2027		400	402

MFB Magyar Fejlesztesi Bank Zrt
6.500% due 06/29/2028		500	509

			3,534

Total Hungary (Cost $3,701)			3,742

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.6%

CORPORATE BONDS & NOTES 0.1%

Adani Transmission Step-One Ltd.
4.250% due 05/21/2036	$151	$126

SOVEREIGN ISSUES 0.5%

Export-Import Bank of India
3.250% due 01/15/2030	500	451
3.375% due 08/05/2026	500	481

		932

Total India (Cost $1,150)		1,058

INDONESIA 3.9%

CORPORATE BONDS & NOTES 3.1%

Freeport Indonesia PT
5.315% due 04/14/2032	$400	388

Indonesia Asahan Aluminium PT
5.450% due 05/15/2030	800	786

Pelabuhan Indonesia Persero PT
4.875% due 10/01/2024	500	499

Pertamina Persero PT
1.400% due 02/09/2026	500	468
6.000% due 05/03/2042	1,000	1,005
6.450% due 05/30/2044	1,500	1,582

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	800	577
4.125% due 05/15/2027	200	193
4.375% due 02/05/2050	200	154
5.250% due 05/15/2047	400	354

		6,006

SOVEREIGN ISSUES 0.8%

Indonesia Government International Bond
5.125% due 01/15/2045	200	195
5.250% due 01/17/2042	800	787
5.650% due 01/11/2053	200	204
6.750% due 01/15/2044	300	344
7.750% due 01/17/2038	100	123

		1,653

Total Indonesia (Cost $8,097)		7,659

IRELAND 0.7%

SOVEREIGN ISSUES 0.7%

Republic of Angola Via Avenir Issuer Ireland DAC
6.927% due 02/19/2027	$1,384	1,345

Total Ireland (Cost $1,324)		1,345

ISLE OF MAN 0.1%

CORPORATE BONDS & NOTES 0.1%

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030	$200	175
6.500% due 04/15/2040	100	100

Total Isle of Man (Cost $303)		275

ISRAEL 1.1%

CORPORATE BONDS & NOTES 0.6%

Bank Hapoalim BM
3.255% due 01/21/2032 •(h)	$300	270

ICL Group Ltd.
6.375% due 05/31/2038	200	183

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	300	247

Leviathan Bond Ltd.
6.125% due 06/30/2025	400	389

		1,089

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.5%

Israel Government International Bond
5.375% due 03/12/2029		$300	$295
5.500% due 03/12/2034		400	382
5.750% due 03/12/2054		300	270

			947

Total Israel (Cost $2,164)			2,036

ITALY 0.1%

SOVEREIGN ISSUES 0.1%

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$200	203

Total Italy (Cost $198)			203

IVORY COAST 1.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

Republic of Cote d’lvoire
6.852% (EURO03M + 3.050%) due 03/07/2025 «~	EUR	1,000	1,068

SOVEREIGN ISSUES 1.0%

Ivory Coast Government International Bond
4.875% due 01/30/2032		349	314
5.250% due 03/22/2030		463	452
5.750% due 12/31/2032 þ		$537	501
5.875% due 10/17/2031	EUR	400	387
6.625% due 03/22/2048		200	167
6.875% due 10/17/2040		200	180

			2,001

Total Ivory Coast (Cost $3,294)			3,069

JAMAICA 0.1%

CORPORATE BONDS & NOTES 0.1%

TransJamaican Highway Ltd.
5.750% due 10/10/2036		$180	159

Total Jamaica (Cost $180)			159

JORDAN 0.5%

SOVEREIGN ISSUES 0.5%

Jordan Government International Bond
5.750% due 01/31/2027		$200	191
7.375% due 10/10/2047		300	256
7.500% due 01/13/2029		400	392
7.750% due 01/15/2028		200	198

Total Jordan (Cost $1,117)			1,037

KAZAKHSTAN 1.2%

CORPORATE BONDS & NOTES 1.2%

Development Bank of Kazakhstan JSC
5.500% due 04/15/2027		$500	498
5.750% due 05/12/2025		700	698

KazMunayGas National Co. JSC
4.750% due 04/19/2027		400	387
5.750% due 04/19/2047		200	175
6.375% due 10/24/2048		200	189

Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		400	331

Total Kazakhstan (Cost $2,295)			2,278

KENYA 0.5%

SOVEREIGN ISSUES 0.5%

Republic of Kenya Government International Bond
6.300% due 01/23/2034		$200	150
7.250% due 02/28/2028		400	365
9.750% due 02/16/2031		400	384

Total Kenya (Cost $990)			899

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LATVIA 0.3%

SOVEREIGN ISSUES 0.3%

Latvia Government International Bond
5.125% due 07/30/2034 (k)		$500	$493

Total Latvia (Cost $495)			493

LEBANON 0.0%

SOVEREIGN ISSUES 0.0%

Lebanon Government International Bond
8.250% due 05/17/2034 ^(c)		$600	42

Total Lebanon (Cost $38)			42

		SHARES
LUXEMBOURG 1.1%

COMMON STOCKS 0.1%

Forsea Holding SA «(d)		9,903	232

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.0%

Chile Electricity Lux MPC SARL
6.010% due 01/20/2033		$500	507

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (b)		355	292

FORESEA Holding SA
7.500% due 06/15/2030		123	115

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		300	305
6.510% due 02/23/2042		300	312

Petrorio Luxembourg Trading SARL
6.125% due 06/09/2026		300	293

Unigel Luxembourg SA
8.750% due 10/01/2026 ^(c)		400	114

			1,938

Total Luxembourg (Cost $2,324)			2,170

MACEDONIA 0.3%

SOVEREIGN ISSUES 0.3%

North Macedonia Government International Bond
6.960% due 03/13/2027	EUR	500	556

Total Macedonia (Cost $530)			556

MALAYSIA 0.2%

CORPORATE BONDS & NOTES 0.2%

Petronas Capital Ltd.
3.404% due 04/28/2061		$300	201
4.800% due 04/21/2060		300	266

Total Malaysia (Cost $576)			467

MAURITIUS 0.1%

CORPORATE BONDS & NOTES 0.1%

Greenko Solar Mauritius Ltd.
5.950% due 07/29/2026		$200	196

Total Mauritius (Cost $200)			196

		SHARES
MEXICO 8.9%

COMMON STOCKS 0.0%

Desarrolladora Homex SAB de CV (d)		17,978	0

Hipotecaria Su Casita SA de CV «(d)		5,259	0

			0

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 3.9%

Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(g)(h)		$400	$351
7.500% due 06/27/2029 •(g)(h)		200	194

Comision Federal de Electricidad
6.264% due 02/15/2052		200	171

Industrias Penoles SAB de CV
4.750% due 08/06/2050		400	308

Minera Mexico SA de CV
4.500% due 01/26/2050		200	154

Petroleos Mexicanos
6.625% due 06/15/2038		400	285
6.750% due 09/21/2047		460	303
6.950% due 01/28/2060		3,000	1,987
7.690% due 01/23/2050		4,600	3,329
10.000% due 02/07/2033 (k)		300	301

Trust Fibra Uno
6.390% due 01/15/2050		200	158

			7,541

SOVEREIGN ISSUES 5.0%

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	19,508	898
3.000% due 12/03/2026 (f)		67,464	3,410
3.750% due 04/19/2071		$500	302
3.771% due 05/24/2061		2,044	1,257
4.000% due 11/30/2028 (f)	MXN	6,503	333
4.000% due 08/24/2034 (f)		5,690	278
5.000% due 05/07/2029		$500	489
5.000% due 04/27/2051 (k)		900	723
5.400% due 02/09/2028		600	599
5.750% due 10/12/2110		1,200	994
6.350% due 02/09/2035		200	202
6.400% due 05/07/2054		200	191

			9,676

Total Mexico (Cost $21,819)			17,217

MONGOLIA 0.1%

SOVEREIGN ISSUES 0.1%

Mongolia Government International Bond
7.875% due 06/05/2029		$200	205

Total Mongolia (Cost $198)			205

MOROCCO 0.8%

CORPORATE BONDS & NOTES 0.7%

OCP SA
3.750% due 06/23/2031		$400	346
5.125% due 06/23/2051		500	377
6.750% due 05/02/2034		300	308
7.500% due 05/02/2054		300	306

			1,337

SOVEREIGN ISSUES 0.1%

Morocco Government International Bond
4.000% due 12/15/2050		200	138

Total Morocco (Cost $1,677)			1,475

NAMIBIA 0.1%

SOVEREIGN ISSUES 0.1%

Namibia Government International Bond
5.250% due 10/29/2025		$300	295

Total Namibia (Cost $300)			295

NETHERLANDS 1.1%

CORPORATE BONDS & NOTES 1.1%

Metinvest BV
8.500% due 04/23/2026		$400	324

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mong Duong Finance Holdings BV
5.125% due 05/07/2029		$337	$321

NE Property BV
1.875% due 10/09/2026	EUR	400	404

Prosus NV
1.539% due 08/03/2028		200	192
2.031% due 08/03/2032		100	87
3.257% due 01/19/2027		$200	187
3.680% due 01/21/2030		200	178
4.027% due 08/03/2050		200	136

Yinson Boronia Production BV
8.947% due 07/31/2042		300	303

Total Netherlands (Cost $2,476)			2,132

NIGERIA 1.3%

CORPORATE BONDS & NOTES 0.3%

BOI Finance BV
7.500% due 02/16/2027	EUR	600	606

SOVEREIGN ISSUES 1.0%

Nigeria Government International Bond
6.500% due 11/28/2027		$600	556
7.143% due 02/23/2030		400	348
7.875% due 02/16/2032		600	519
8.250% due 09/28/2051		200	154
8.375% due 03/24/2029		200	188
8.747% due 01/21/2031		200	186

			1,951

Total Nigeria (Cost $2,850)			2,557

OMAN 1.4%

SOVEREIGN ISSUES 1.4%

Oman Government International Bond
5.625% due 01/17/2028		$1,000	1,000
6.000% due 08/01/2029		600	610
6.500% due 03/08/2047		500	500
7.000% due 01/25/2051		500	527

Total Oman (Cost $2,541)			2,637

PAKISTAN 0.8%

SOVEREIGN ISSUES 0.8%

Pakistan Government International Bond
6.000% due 04/08/2026		$500	452
6.875% due 12/05/2027		400	347
7.375% due 04/08/2031		400	317
8.875% due 04/08/2051		600	452

Total Pakistan (Cost $1,518)			1,568

PANAMA 1.6%

CORPORATE BONDS & NOTES 0.4%

Aeropuerto Internacional de Tocumen SA
5.125% due 08/11/2061		$300	221

Banco General SA
5.250% due 05/07/2031 •(g)(h)		400	347

Banco Nacional de Panama
2.500% due 08/11/2030		200	155

			723

SOVEREIGN ISSUES 1.2%

Panama Government International Bond
4.300% due 04/29/2053		800	515
4.500% due 04/01/2056		900	585
4.500% due 01/19/2063		300	192
6.853% due 03/28/2054		600	551
7.875% due 03/01/2057		200	209
8.000% due 03/01/2038		200	211

			2,263

Total Panama (Cost $3,852)			2,986

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PARAGUAY 0.6%

SOVEREIGN ISSUES 0.6%

Paraguay Government International Bond
4.700% due 03/27/2027		$200	$196
5.850% due 08/21/2033		200	199
6.000% due 02/09/2036		200	201
6.100% due 08/11/2044		200	194
7.900% due 02/09/2031	PYG	3,116,000	430

Total Paraguay (Cost $1,224)			1,220

PERU 1.7%

CORPORATE BONDS & NOTES 1.2%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	1,800	465
5.850% due 01/11/2029		$500	506

Credicorp Capital Sociedad Titulizadora SA
10.100% due 12/15/2043	PEN	800	213

InRetail Consumer
3.250% due 03/22/2028		$500	453

Petroleos del Peru SA
4.750% due 06/19/2032		600	450
5.625% due 06/19/2047		500	320

			2,407

SOVEREIGN ISSUES 0.5%

Peru Government International Bond
3.230% due 07/28/2121		200	114
3.300% due 03/11/2041		400	297
6.900% due 08/12/2037	PEN	1,200	300
6.950% due 08/12/2031		700	187

			898

Total Peru (Cost $3,790)			3,305

PHILIPPINES 1.7%

CORPORATE BONDS & NOTES 0.5%

Power Sector Assets & Liabilities Management Corp.
7.390% due 12/02/2024		$900	906

SOVEREIGN ISSUES 1.2%

Philippines Government International Bond
2.650% due 12/10/2045		200	131
2.950% due 05/05/2045		400	277
3.700% due 03/01/2041		1,000	816
9.500% due 02/02/2030		900	1,086

			2,310

Total Philippines (Cost $3,707)			3,216

POLAND 0.6%

SOVEREIGN ISSUES 0.6%

Bank Gospodarstwa Krajowego
6.250% due 10/31/2028		$200	207

Poland Government International Bond
5.500% due 04/04/2053		650	639
5.500% due 03/18/2054		400	389

Total Poland (Cost $1,237)			1,235

QATAR 2.9%

CORPORATE BONDS & NOTES 1.7%

Nakilat, Inc.
6.067% due 12/31/2033		$83	87

QatarEnergy
1.375% due 09/12/2026		800	738
2.250% due 07/12/2031		800	669
3.125% due 07/12/2041		900	672
3.300% due 07/12/2051		1,400	982

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		$218	$220

			3,368

SOVEREIGN ISSUES 1.2%

Qatar Government International Bond
4.400% due 04/16/2050		800	701
4.817% due 03/14/2049		1,000	937
5.103% due 04/23/2048		700	682

			2,320

Total Qatar (Cost $6,142)			5,688

ROMANIA 1.2%

SOVEREIGN ISSUES 1.2%

Romania Government International Bond
2.625% due 12/02/2040	EUR	300	210
2.875% due 04/13/2042		500	348
5.250% due 05/30/2032		100	104
5.625% due 05/30/2037		500	517
6.375% due 09/18/2033		500	558
7.625% due 01/17/2053		$500	541

Total Romania (Cost $2,613)			2,278

RUSSIA 0.1%

SOVEREIGN ISSUES 0.1%

Russia Government International Bond
5.625% due 04/04/2042		$300	212

Total Russia (Cost $294)			212

SAUDI ARABIA 3.8%

CORPORATE BONDS & NOTES 0.8%

Saudi Arabian Oil Co.
3.500% due 04/16/2029		$500	465
3.500% due 11/24/2070		300	195
4.250% due 04/16/2039		1,000	872

			1,532

SOVEREIGN ISSUES 3.0%

Saudi Government International Bond
3.250% due 10/22/2030		600	540
3.450% due 02/02/2061		200	131
3.750% due 01/21/2055		400	283
4.500% due 10/26/2046 (k)		4,200	3,564
4.750% due 01/18/2028		300	297
5.000% due 01/16/2034 (k)		1,000	983

			5,798

Total Saudi Arabia (Cost $8,654)			7,330

SENEGAL 0.6%

SOVEREIGN ISSUES 0.6%

Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	99
5.375% due 06/08/2037		200	156
6.250% due 05/23/2033		$300	252
6.750% due 03/13/2048		200	145
7.750% due 06/10/2031		500	477

Total Senegal (Cost $1,339)			1,129

SERBIA 0.4%

SOVEREIGN ISSUES 0.4%

Serbia Government International Bond
1.650% due 03/03/2033	EUR	500	402
6.000% due 06/12/2034		$400	394

Total Serbia (Cost $986)			796

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SINGAPORE 0.2%

CORPORATE BONDS & NOTES 0.2%

Flex Ltd.
4.875% due 06/15/2029		$100	$97

Yinson Production Financial Services Pte Ltd.
9.625% due 05/03/2029		200	199

Total Singapore (Cost $300)			296

SLOVENIA 0.4%

SOVEREIGN ISSUES 0.4%

Slovenia Government International Bond
5.000% due 09/19/2033		$700	696

Total Slovenia (Cost $695)			696

SOUTH AFRICA 3.1%

CORPORATE BONDS & NOTES 1.5%

Development Bank of Southern Africa
8.600% due 10/21/2024 «	ZAR	24,300	1,332

Eskom Holdings SOC Ltd.
7.125% due 02/11/2025		$500	498
8.450% due 08/10/2028		500	504

Sasol Financing USA LLC
8.750% due 05/03/2029		500	509

			2,843

SOVEREIGN ISSUES 1.6%

South Africa Government International Bond
4.850% due 09/30/2029		400	367
5.000% due 10/12/2046		300	212
5.750% due 09/30/2049		600	454
5.875% due 04/20/2032		200	186
7.300% due 04/20/2052		300	272
10.500% due 12/21/2026	ZAR	6,300	359
10.500% due 12/21/2026 (k)		24,000	1,369

			3,219

Total South Africa (Cost $6,750)			6,062

SOUTH KOREA 0.9%

CORPORATE BONDS & NOTES 0.7%

LG Chem Ltd.
1.375% due 07/07/2026 (k)		$900	830

SK Hynix, Inc.
6.500% due 01/17/2033		600	633

			1,463

SOVEREIGN ISSUES 0.2%

Korea National Oil Corp.
4.875% due 04/03/2029		400	396

Total South Korea (Cost $1,934)			1,859

SPAIN 0.4%

CORPORATE BONDS & NOTES 0.4%

Banco Santander SA
5.147% due 08/18/2025 (k)		$800	794

Total Spain (Cost $800)			794

SRI LANKA 0.8%

SOVEREIGN ISSUES 0.8%

Sri Lanka Government International Bond
6.125% due 06/03/2025 ^(c)		$700	415
6.350% due 06/28/2049 ^(c)		200	115
6.825% due 07/18/2026 ^(c)		500	297
6.850% due 11/03/2025 ^(c)		600	356
7.550% due 03/28/2030 ^(c)		400	232

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.850% due 03/14/2029 ^(c)		$300	$179

Total Sri Lanka (Cost $2,325)			1,594

SUPRANATIONAL 0.3%

CORPORATE BONDS & NOTES 0.3%

African Export-Import Bank
2.634% due 05/17/2026		$600	562

Total Supranational (Cost $600)			562

SWITZERLAND 0.1%

CORPORATE BONDS & NOTES 0.1%

UBS Group AG
6.373% due 07/15/2026 •(k)		$250	251

Total Switzerland (Cost $250)			251

TRINIDAD AND TOBAGO 0.2%

SOVEREIGN ISSUES 0.2%

Trinidad & Tobago Government International Bond
5.950% due 01/14/2031		$300	297

Total Trinidad and Tobago (Cost $298)			297

TUNISIA 0.4%

SOVEREIGN ISSUES 0.4%

Tunisian Republic International Bond
5.750% due 01/30/2025		$900	856

Total Tunisia (Cost $793)			856

TURKEY 5.3%

CORPORATE BONDS & NOTES 0.2%

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028		$506	481

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%

SOCAR Turkey Enerji AS
7.348% (EURO06M + 3.450%) due 08/11/2026 ~	EUR	1,000	1,067

SOVEREIGN ISSUES 4.6%

Hazine Mustesarligi Varlik Kiralama AS
8.509% due 01/14/2029		$900	953

Turkey Government International Bond
4.875% due 04/16/2043		700	497
5.125% due 02/17/2028		500	476
5.750% due 05/11/2047		1,400	1,077
5.875% due 05/21/2030	EUR	200	215
5.875% due 06/26/2031		$500	461
5.950% due 01/15/2031		500	466
6.000% due 01/14/2041		600	499
6.125% due 10/24/2028		300	293
6.875% due 03/17/2036		1,600	1,517
7.625% due 05/15/2034		1,000	1,009
9.125% due 07/13/2030		1,000	1,091

Turkiye Ihracat Kredi Bankasi AS
7.500% due 02/06/2028		400	401

			8,955

Total Turkey (Cost $11,092)			10,503

UKRAINE 0.7%

SOVEREIGN ISSUES 0.7%

Ukraine Government International Bond
6.876% due 05/21/2031 (b)		$900	261
7.253% due 03/15/2035 (b)		900	261
7.375% due 09/25/2034		500	145
7.750% due 09/01/2026 (b)		1,100	344

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 09/01/2028 (b)		$500	$154
7.750% due 09/01/2029 (b)		700	215
7.750% due 08/01/2041 ~		100	49

Total Ukraine (Cost $3,062)			1,429

UNITED ARAB EMIRATES 3.3%

CORPORATE BONDS & NOTES 2.0%

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		$400	406
5.500% due 05/08/2034		400	411

Abu Dhabi National Energy Co. PJSC
4.375% due 01/24/2029		400	391
4.696% due 04/24/2033		300	293

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		600	579

DP World Ltd.
6.850% due 07/02/2037		600	651

MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		200	190
5.875% due 05/01/2034		300	317

NBK SPC Ltd.
1.625% due 09/15/2027 •		700	644

			3,882

SOVEREIGN ISSUES 1.3%

Emirate of Abu Dhabi Government International Bond
3.125% due 09/30/2049		1,200	840
3.875% due 04/16/2050		200	159
5.500% due 04/30/2054		600	610

Finance Department Government of Sharjah
4.375% due 03/10/2051		1,200	834

			2,443

Total United Arab Emirates (Cost $6,526)			6,325

UNITED KINGDOM 2.0%

CORPORATE BONDS & NOTES 1.8%

Antofagasta PLC
6.250% due 05/02/2034		$300	311

Barclays PLC
3.250% due 02/12/2027	GBP	100	119
5.304% due 08/09/2026 •		$500	497

HSBC Holdings PLC
4.041% due 03/13/2028 •		200	193
5.210% due 08/11/2028 •		200	199

Lloyds Banking Group PLC
4.716% due 08/11/2026 •		200	198

NAK Naftogaz Ukraine via Kondor Finance PLC
7.125% due 07/19/2026	EUR	100	90

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)		$2,800	1,830

Ukreximbank Via Biz Finance PLC
9.750% due 01/22/2025		38	35

			3,472

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Canada Square Funding PLC
6.083% due 01/17/2059 •	GBP	152	192

Rochester Financing PLC
5.934% due 12/18/2044 •		156	197

Tower Bridge Funding PLC
5.954% due 12/20/2063 •		80	101

			490

Total United Kingdom (Cost $3,760)			3,962

UNITED STATES 7.3%

ASSET-BACKED SECURITIES 1.6%

Countrywide Asset-Backed Certificates Trust
5.940% due 02/25/2037 •		$342	327
6.585% due 11/25/2035 •		313	306

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization Trust
3.181% due 01/25/2037 þ	$563	$161

Morgan Stanley ABS Capital, Inc. Trust
6.225% due 01/25/2035 •	69	67
6.255% due 03/25/2034 •	313	315

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.240% due 09/25/2035 •	500	435

Soundview Home Loan Trust
6.360% due 10/25/2037 •	115	90

Wells Fargo Home Equity Asset-Backed Securities Trust
6.100% due 03/25/2037 •	1,500	1,348

		3,049

	SHARES
COMMON STOCKS 0.0%

Constellation Oil ‘B’ «(d)(i)	393,387	43

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.9%

Credit Suisse AG AT1 Claim	$200	24

DAE Funding LLC
2.625% due 03/20/2025	200	195
3.375% due 03/20/2028	200	184

Rio Oil Finance Trust
8.200% due 04/06/2028	347	352
9.750% due 01/06/2027	382	395

Rutas 2 & 7 Finance Ltd.
0.000% due 09/30/2036 (e)	583	402

Unigel Luxembourg SA
8.750% due 03/01/2030 ^«(a)(c)	196	197

		1,749

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

Banc of America Mortgage Trust
4.875% due 02/25/2036 ~	1	0

BCAP LLC Trust
4.325% due 05/26/2037 ~	516	441

Bear Stearns Adjustable Rate Mortgage Trust
4.406% due 05/25/2047 ~	5	5
5.075% due 01/25/2035 ~	1	1

Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,000	938

Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~	12	10

CitiMortgage Alternative Loan Trust
6.000% due 10/25/2036 •	70	52

Countrywide Alternative Loan Trust
5.810% due 05/25/2036 •	114	45

GSR Mortgage Loan Trust
4.619% due 01/25/2036 ~	2	1

IndyMac INDA Mortgage Loan Trust
3.414% due 11/25/2037 ~	65	52

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDX Mortgage Loan Trust
5.820% due 02/25/2037 •	$140	$138
6.100% due 07/25/2045 •	77	60

Lehman XS Trust
5.840% due 09/25/2046 •	94	79
5.960% due 08/25/2037 •	134	126

Morgan Stanley Mortgage Loan Trust
6.965% due 06/25/2036 ~	1	1

SG Residential Mortgage Trust
5.353% due 08/25/2062 þ	939	927

SunTrust Adjustable Rate Mortgage Loan Trust
4.477% due 10/25/2037 ~	32	27

WaMu Mortgage Pass-Through Certificates Trust
4.335% due 02/25/2037 ~	10	9
4.580% due 03/25/2036 ~	87	79

Washington Mutual Mortgage Pass-Through Certificates Trust
5.903% due 02/25/2047 •	118	101

		3,092

U.S. GOVERNMENT AGENCIES 1.6%

Uniform Mortgage-Backed Security
4.000% due 07/01/2048	25	23

Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2054	350	310
4.000% due 08/01/2054	500	458
4.500% due 08/01/2054	750	707
5.000% due 08/01/2054	800	773
5.500% due 08/01/2054	950	937

		3,208

U.S. TREASURY OBLIGATIONS 1.6%

U.S. Treasury Bonds
3.250% due 05/15/2042	100	83
4.750% due 11/15/2043	2,700	2,737

U.S. Treasury Notes
4.375% due 11/30/2030	400	400

		3,220

Total United States (Cost $14,661)		14,361

URUGUAY 0.1%

SOVEREIGN ISSUES 0.1%

Uruguay Government International Bond
5.100% due 06/18/2050	$300	283

Total Uruguay (Cost $281)		283

UZBEKISTAN 0.3%

SOVEREIGN ISSUES 0.3%

Republic of Uzbekistan International Bond
3.900% due 10/19/2031	$400	326

Uzbekneftegaz JSC
4.750% due 11/16/2028	200	168

Total Uzbekistan (Cost $493)		494

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VENEZUELA 0.6%

CORPORATE BONDS & NOTES 0.4%

Petroleos de Venezuela SA
5.375% due 04/12/2027	$150	$19
5.500% due 04/12/2037	3,250	393
6.000% due 11/15/2026	1,200	149
8.500% due 10/27/2049	200	155

		716

SOVEREIGN ISSUES 0.2%

Venezuela Government International Bond
9.250% due 09/15/2027 ^(c)	1,190	226
9.375% due 01/13/2034 ^(c)	40	8
11.950% due 08/05/2031 ^(c)	490	92

		326

Total Venezuela (Cost $2,984)		1,042

SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (j) 0.4%
		786

Total Short-Term Instruments (Cost $786)		786

Total Investments in Securities (Cost $222,488)		199,674

	SHARES
INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%

PIMCO Short-Term Floating NAV Portfolio III	342,724	3,334

Total Short-Term Instruments (Cost $3,334)		3,334

Total Investments in Affiliates (Cost $3,334)		3,334

Total Investments 104.1% (Cost $225,822)		$203,008

Financial Derivative Instruments (l)(m) 0.9% (Cost or Premiums, net $717)		1,783

Other Assets and Liabilities, net (5.0)%		(9,826)

Net Assets 100.0%		$194,965

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Zero coupon security.

(f)	Principal amount of security is adjusted for inflation.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$43	$43	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$786	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(802)	$786	$786

Total Repurchase Agreements						$(802)	$786	$786

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BPS	5.500%	01/25/2024	TBD	(3)		$(731)	$(749)
	5.550	02/15/2024	TBD	(3)		(1,552)	(1,585)
	8.450	06/14/2024	TBD	(3)	ZAR	(19,619)	(1,083)
BRC	5.550	12/14/2023	TBD	(3)		$(2,227)	(2,295)
MYI	4.350	06/12/2024	TBD	(3)		(493)	(494)
NOM	5.320	06/28/2024	TBD	(3)		(648)	(648)
	5.550	06/27/2024	TBD	(3)		(1,466)	(1,466)
SCX	5.000	06/14/2024	TBD	(3)		(268)	(269)

Total Reverse Repurchase Agreements							$(8,589)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$0	$(3,417)	$0	$(3,417)	$3,551	$134
BRC	0	(2,295)	0	(2,295)	2,461	166
FICC	786	0	0	786	(802)	(16)
MYI	0	(494)	0	(494)	493	(1)
NOM	0	(2,114)	0	(2,114)	2,264	150
SCX	0	(269)	0	(269)	301	32

Total Borrowings and Other Financing Transactions	$786	$(8,589)	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(2,097)	$(2,097)
Sovereign Issues	0	0	0	(3,114)	(3,114)
U.S. Treasury Obligations	0	0	0	(3,378)	(3,378)

Total Borrowings	$0	$0	$0	$(8,589)	$(8,589)

Payable for reverse repurchase agreements					$(8,589)

(k)	Securities with an aggregate market value of $9,071 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(9,697) at a weighted average interest rate of 5.678%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	28	$5,718	$4	$0	$(1)
U.S. Treasury 5-Year Note September Futures	09/2024	49	5,222	(2)	0	(5)
U.S. Treasury 10-Year Note September Futures	09/2024	292	32,115	283	0	(77)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	9	1,128	12	0	(15)

				$297	$0	$(98)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund September Futures	09/2024	34	$(4,793)	$(62)	$15	$(1)
Euro-Buxl 30-Year Bond September Futures	09/2024	9	(1,255)	16	13	(2)

				$(46)	$28	$(3)

Total Futures Contracts				$251	$28	$(101)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.EM-38 5-Year Index	(1.000)%	Quarterly	12/20/2027	$1,000	$57	$(43)	$14	$1	$0
CDX.EM-39 5-Year Index	(1.000)	Quarterly	06/20/2028	900	56	(40)	16	0	0
CDX.EM-41-Year Index	(1.000)	Quarterly	06/20/2029	1,000	26	5	31	0	0

					$139	$(78)	$61	$1	$0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.000%	Annual	09/21/2024	$	5,400	$223	$22	$245	$2	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		5,700	212	(707)	(495)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		400	2	(49)	(47)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,500	(44)	22	(22)	0	(3)
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,500	(8)	(2)	(10)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		8,200	230	90	320	27	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		200	3	(35)	(32)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		200	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		200	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		400	(2)	4	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		300	(1)	3	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		400	(2)	5	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		300	(1)	3	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		300	(1)	3	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		680	(37)	5	(32)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		2,900	(123)	65	(58)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,500	8	18	26	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		400	(1)	9	8	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		100	6	(4)	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	1	0	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	3	2	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		920	45	(4)	41	16	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	11	23	34	18	0
Pay	1-Year BRL-CDI	11.550	Maturity	01/04/2027	BRL	400	0	0	0	0	0
Pay	1-Year BRL-CDI	11.570	Maturity	01/04/2027		5,700	0	(5)	(5)	0	(4)
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027		2,200	0	(10)	(10)	2	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	11/30/2024	ZAR	29,000	0	18	18	0	0
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	623,400	0	(8)	(8)	0	0
Pay	6-Month CLP- CHILIBOR	4.855	Semi-Annual	12/18/2033		600,000	0	(24)	(24)	0	0
Pay	6-Month CZK- PRIBOR	4.611	Annual	06/06/2028	CZK	10,200	9	2	11	0	0
Pay	6-Month CZK-PRIBOR	4.175	Annual	11/07/2028		98,400	(14)	143	129	3	0
Receive	6-Month CZK- PRIBOR	3.675	Annual	01/08/2029		44,000	0	40	40	0	(2)
Receive	6-Month CZK-PRIBOR	3.769	Annual	01/09/2029		64,600	0	47	47	0	(3)
Pay	6-Month EUR- EURIBOR	3.370	Annual	10/09/2028	EUR	300	(1)	12	11	0	0
Pay	6-Month EUR- EURIBOR	3.450	Annual	10/20/2028		300	(1)	13	12	0	0
Pay(4)	6-Month EUR- EURIBOR	2.750	Annual	09/18/2029		3,900	59	(70)	(11)	0	(3)
Pay	6-Month EUR- EURIBOR	3.300	Annual	10/03/2033		300	(1)	18	17	0	(1)
Pay(4)	6-Month EUR- EURIBOR	2.750	Annual	09/18/2034		4,100	79	(96)	(17)	0	(8)
Receive(4)	6-Month EUR- EURIBOR	2.500	Annual	09/18/2054		600	(32)	33	1	1	0

							$612	$(418)	$194	$100	$(59)

Total Swap Agreements							$751	$(496)	$255	$101	$(59)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$28	$101	$129	$0	$(101)	$(59)	$(160)

Cash of $1,855 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024		$121	NZD	198	$0	$(1)
	08/2024	NZD	198		$121	1	0

BOA	07/2024	DOP	1,011		17	0	0
	07/2024	EUR	55	GBP	47	0	0
	07/2024	HUF	85,451		$232	1	0
	07/2024	KRW	25,235		18	0	0
	07/2024		$15	PLN	61	0	0
	08/2024		34	TRY	1,185	1	0
	09/2024	CLP	221,895		$235	1	(2)
	02/2025	NGN	89,746		63	7	0

BPS	07/2024	AUD	349		233	0	0
	07/2024	CAD	1,412		1,034	2	0
	07/2024	KRW	25,047		18	0	0
	07/2024	PLN	3,927		968	0	(7)
	07/2024		$956	PLN	3,873	6	0
	07/2024		53	SGD	71	0	0
	08/2024	SGD	71		$53	0	0
	08/2024		$134	AUD	201	0	0
	09/2024	COP	738,267		$177	1	0
	09/2024	INR	6,453		77	0	0
	09/2024	PEN	367		97	2	0
	09/2024	TWD	3,409		106	1	0
	05/2029	KWD	280		964	28	0
	07/2029		62		214	6	0

BRC	07/2024		$115	CHF	102	0	(1)
	07/2024		27	NOK	283	0	0
	07/2024		997	TRY	34,645	49	0
	08/2024		191		6,615	2	0
	09/2024		951	MXN	17,815	11	0
	09/2024		12	TRY	446	0	0
	11/2024		20		779	1	0

BSH	07/2024	BRL	36,600		$7,257	710	0
	07/2024		$6,584	BRL	36,600	0	(37)

CBK	07/2024	BRL	9,639		$1,734	10	0
	07/2024	CHF	66		72	0	(1)
	07/2024	EUR	996		1,079	12	0
	07/2024	GBP	1,019		1,296	8	0
	07/2024	MXN	6,954		385	6	0
	07/2024	SEK	2,260		213	0	0
	07/2024	THB	10,261		280	0	0
	07/2024	TRY	3,318		98	0	(2)
	07/2024		$1,769	BRL	9,639	0	(45)
	07/2024		445	EUR	415	0	(1)
	07/2024		136	KRW	187,307	0	0
	07/2024		120	NOK	1,265	0	(1)
	07/2024		136	PHP	7,975	1	0
	07/2024		21	PLN	85	0	0
	07/2024		138	SEK	1,445	0	(2)
	07/2024		42	TRY	1,428	0	0
	08/2024	BRL	9,672		$1,769	45	0
	09/2024	MXN	2,172		116	0	(2)
	09/2024	PEN	1,230		331	11	0
	09/2024	TWD	1,300		40	0	0
	09/2024		$51	EGP	2,499	0	0
	09/2024		2,134	INR	178,384	1	(1)
	02/2025	NGN	86,502		$59	5	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	07/2024	KRW	13,689		$10	$0	$0
	07/2024		$137	CLP	126,681	0	(2)
	07/2024	ZAR	572		$31	0	0
	08/2024		$13	BRL	69	0	(1)
	03/2025		309	EGP	17,690	24	0

FAR	07/2024	EUR	10,235		$11,148	186	0
	07/2024	NZD	867		534	6	0
	07/2024		$134	AUD	201	0	0
	07/2024		232	NZD	381	0	0
	08/2024	NZD	381		$232	0	0

GLM	07/2024	BRL	55,941		10,508	501	0
	07/2024	DOP	19,737		331	0	(3)
	07/2024	GBP	46	EUR	55	0	0
	07/2024	MYR	184		$39	0	0
	07/2024	PLN	418		104	0	0
	07/2024		$10,372	BRL	55,941	0	(365)
	07/2024		103	EGP	4,912	0	(1)
	07/2024		21	TRY	729	1	0
	07/2024	ZAR	8,405		$459	0	(2)
	08/2024	DOP	73,324		1,233	0	(4)
	08/2024	EUR	55	GBP	46	0	0
	08/2024		$3,413	BRL	17,509	0	(292)
	08/2024		39	EGP	1,898	0	0
	08/2024		97	TRY	3,339	1	0
	09/2024	DOP	35,371		$590	0	(5)
	09/2024	MXN	33,890		1,888	58	0
	09/2024		$95	TRY	3,586	7	0
	04/2025	BRL	59,600		$10,717	382	0

JPM	07/2024		9,400		1,872	190	0
	07/2024	HUF	48,446		131	0	0
	07/2024	KRW	16,897		12	0	0
	07/2024	PEN	3,021		807	21	0
	07/2024	PLN	1,101		273	1	(1)
	07/2024	SGD	71		53	0	0
	07/2024		$99	AUD	148	0	0
	07/2024		1,691	BRL	9,400	0	(10)
	07/2024		732	CHF	657	0	(1)
	07/2024		218	EGP	10,916	8	0
	07/2024		117	IDR	1,900,478	0	(1)
	07/2024	ZAR	20,195		$1,097	0	(12)
	08/2024	AUD	148		99	0	0
	08/2024	CHF	655		732	1	0
	08/2024		$500	TRY	17,317	7	0
	09/2024	INR	316,745		$3,780	0	(9)
	09/2024	MXN	86,101		4,758	108	0
	09/2024	TWD	2,211		69	1	0
	09/2024		$221	BRL	1,208	0	(7)
	09/2024		314	EGP	16,544	20	0
	09/2024		290	INR	24,332	1	0
	03/2025		153	EGP	8,744	11	0

MBC	07/2024	CZK	9,020		$391	5	0
	07/2024	EUR	1,015		1,105	18	0
	07/2024	HUF	30,781		83	0	(1)
	07/2024	NOK	2,404		225	0	(1)
	07/2024		$896	CAD	1,227	1	0
	07/2024		1,290	GBP	1,019	0	(2)
	07/2024		101	SEK	1,060	0	(1)
	08/2024	CAD	1,226		$896	0	(1)
	08/2024	GBP	756		957	1	0
	08/2024		$128	NOK	1,362	0	0
	02/2025		89	NGN	144,180	1	0

MYI	07/2024	EUR	42		$45	0	0
	07/2024	NOK	389		37	0	0
	07/2024	SEK	245		23	0	0
	08/2024		$37	NOK	389	0	0
	08/2024		23	SEK	245	0	0
	09/2024	TWD	880		$27	0	0
	09/2024		$194	INR	16,241	0	0

RYL	07/2024	PHP	5,670		$97	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SCX	07/2024	KRW	12,710		$9	$0	$0
	07/2024	MXN	19		1	0	0
	07/2024		$12,721	EUR	11,873	0	(5)
	07/2024		125	KRW	172,834	0	0
	07/2024		117	NOK	1,245	0	0
	07/2024	ZAR	407		$22	0	0
	08/2024	EUR	11,873		12,739	6	0
	09/2024	PHP	17,922		305	0	(1)
	09/2024	TWD	1,345		42	0	0
	09/2024		$241	EGP	11,851	0	(2)
	09/2024		1,317	INR	110,251	2	0
	02/2025	NGN	103,802		$72	7	0
	02/2025		$84	NGN	135,870	1	0

SOG	07/2024		9	EGP	451	0	0
	09/2024		72		3,544	0	(1)

SSB	07/2024	IDR	1,580,357		$97	1	0
	07/2024		$97	IDR	1,591,372	0	0
	09/2024	COP	656,074		$156	0	0

TOR	07/2024	BRL	622		112	1	0
	07/2024		$118	BRL	622	0	(7)
	07/2024		177	NZD	289	0	(1)
	07/2024	ZAR	405		$22	0	0
	08/2024	NZD	289		177	1	0
	08/2024		$301	COP	1,206,522	0	(12)

UAG	07/2024	CHF	694		$768	0	(5)
	07/2024	ILS	53		14	0	0
	08/2024		$1,155	EUR	1,079	2	0

Total Forward Foreign Currency Contracts						$2,511	$(859)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(1)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Chile Government International Bond	(1.000)%	Quarterly	12/20/2028	0.511%	$200	$(4)	$0	$0	$(4)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.708	100	3	(4)	0	(1)
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	1.325	400	34	(32)	2	0

BPS	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.511	120	(2)	0	0	(2)
	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.708	100	3	(4)	0	(1)
	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	900	(26)	0	0	(26)

BRC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	500	(15)	1	0	(14)

CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	1.325	300	25	(24)	1	0

GST	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	800	(23)	0	0	(23)

HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.194	100	0	0	0	0

JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	0.194	200	0	(1)	0	(1)

MYC	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.511	280	(6)	0	0	(6)

							$(11)	$(64)	$3	$(78)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.202%	$1,000	$25	$(13)	$12	$0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.284	100	1	1	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	0.746	800	(21)	24	3	0

BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.250	200	(15)	13	0	(2)
	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.114	300	0	1	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.390	1,000	(5)	25	20	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	400	(1)	3	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.613	300	0	3	3	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.334	600	5	3	8	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	1.309	200	(18)	16	0	(2)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	Chile Government International Bond	1.000%	Quarterly	06/20/2026	0.226%	$1,000	$17	$(2)	$15	$0
	China Government International Bond	1.000	Quarterly	06/20/2029	0.668	3,700	51	5	56	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.177	500	5	(3)	2	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2029	0.552	1,200	27	(3)	24	0

CBK	Panama Government International Bond	1.000	Quarterly	12/20/2024	0.362	300	0	1	1	0
	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.295	800	9	(1)	8	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.177	1,900	(64)	72	8	0

DUB	Egypt Government International Bond	1.000	Quarterly	12/20/2024	3.063	200	(27)	25	0	(2)

GLM	Quatar Government International Bond	1.000	Quarterly	06/20/2029	0.424	1,200	35	(4)	31	0

GST	Indonesia Government International Bond	1.000	Quarterly	06/20/2029	0.786	3,900	54	(16)	38	0
	Israel Government International Bond	1.000	Quarterly	12/20/2024	0.847	200	0	0	0	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	1.005	900	1	(1)	0	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	1.036	200	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	100	(1)	2	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	100	(1)	1	0	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.334	1,500	7	12	19	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.177	300	3	(2)	1	0

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.530	600	(13)	15	2	0
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.565	100	0	2	2	0
	State Oil Company of Azerb	5.000	Quarterly	06/20/2026	2.286	100	1	4	5	0

MYC	Chile Government International Bond	1.000	Quarterly	12/20/2024	0.114	200	1	0	1	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.284	700	4	8	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.221	100	(1)	1	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.685	200	(1)	3	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.890	100	(2)	3	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	500	(5)	5	0	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.334	1,800	3	20	23	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2026	0.254	300	4	1	5	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2029	0.552	700	16	(2)	14	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2028	2.583	1,300	(117)	38	0	(79)

							$(23)	$260	$322	$(85)

Total Swap Agreements							$(34)	$196	$325	$(163)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$1	$0	$0	$1	$(1)	$0	$0	$(1)	$0	$0	$0
BOA	10	0	19	29	(2)	0	(5)	(7)	22	0	22
BPS	46	0	34	80	(7)	0	(33)	(40)	40	0	40
BRC	63	0	97	160	(1)	0	(14)	(15)	145	0	145
BSH	710	0	0	710	(37)	0	0	(37)	673	0	673
BSS	0	0	0	0	0	0	0	0	0	(610)	(610)
CBK	99	0	18	117	(55)	0	0	(55)	62	0	62
DUB	24	0	0	24	(3)	0	(2)	(5)	19	0	19
FAR	192	0	0	192	0	0	0	0	192	0	192
GLM	950	0	31	981	(672)	0	0	(672)	309	(310)	(1)
GST	0	0	59	59	0	0	(23)	(23)	36	0	36
JPM	369	0	9	378	(41)	0	(1)	(42)	336	(310)	26
MBC	26	0	0	26	(6)	0	0	(6)	20	0	20
MYC	0	0	58	58	0	0	(85)	(85)	(27)	(20)	(47)
MYI	0	0	0	0	0	0	0	0	0	(10)	(10)
SCX	16	0	0	16	(8)	0	0	(8)	8	0	8
SOG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SSB	1	0	0	1	0	0	0	0	1	0	1
TOR	2	0	0	2	(20)	0	0	(20)	(18)	0	(18)
UAG	2	0	0	2	(5)	0	0	(5)	(3)	0	(3)

Total Over the Counter	$2,511	$0	$325	$2,836	$(859)	$0	$(163)	$(1,022)

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$28	$28
Swap Agreements	0	1	0	0	100	101

	$0	$1	$0	$0	$128	$129

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,511	$0	$2,511
Swap Agreements	0	325	0	0	0	325

	$0	$325	$0	$2,511	$0	$2,836

	$0	$326	$0	$2,511	$128	$2,965

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$101	$101
Swap Agreements	0	0	0	0	59	59

	$0	$0	$0	$0	$160	$160

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$859	$0	$859
Swap Agreements	0	163	0	0	0	163

	$0	$163	$0	$859	$0	$1,022

	$0	$163	$0	$859	$160	$1,182

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(279)	$(279)
Swap Agreements	0	(11)	0	0	60	49

	$0	$(11)	$0	$0	$(219)	$(230)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16	$0	$16
Purchased Options	0	0	0	(16)	0	(16)
Swap Agreements	0	189	0	0	0	189

	$0	$189	$0	$0	$0	$189

	$0	$178	$0	$0	$(219)	$(41)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(853)	$(853)
Swap Agreements	0	2	0	0	(114)	(112)

	$0	$2	$0	$0	$(967)	$(965)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,350	$0	$2,350
Purchased Options	0	0	0	8	0	8
Swap Agreements	0	(83)	0	0	0	(83)

	$0	$(83)	$0	$2,358	$0	$2,275

	$0	$(81)	$0	$2,358	$(967)	$1,310

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Albania
Sovereign Issues	$0	$193	$0	$193
Angola
Sovereign Issues	0	850	0	850
Argentina
Sovereign Issues	0	4,830	0	4,830
Armenia
Sovereign Issues	0	668	0	668
Azerbaijan
Corporate Bonds & Notes	0	1,409	0	1,409
Bahrain
Sovereign Issues	0	952	0	952
Benin
Sovereign Issues	0	186	0	186
Bermuda
Corporate Bonds & Notes	0	367	0	367
Brazil
Corporate Bonds & Notes	0	4,420	0	4,420
Sovereign Issues	0	11,888	0	11,888
Cameroon
Sovereign Issues	0	590	0	590
Cayman Islands
Convertible Bonds & Notes	0	577	0	577
Corporate Bonds & Notes	0	4,163	0	4,163
Sovereign Issues	0	200	0	200
Chile
Corporate Bonds & Notes	0	4,101	0	4,101
Sovereign Issues	0	1,606	0	1,606
Colombia
Corporate Bonds & Notes	0	872	0	872
Loan Participations and Assignments	0	0	1,991	1,991
Sovereign Issues	0	3,679	0	3,679
Costa Rica
Sovereign Issues	0	315	0	315
Czech Republic
Corporate Bonds & Notes	0	334	0	334
Dominican Republic
Sovereign Issues	0	7,224	0	7,224
Ecuador
Sovereign Issues	0	1,876	0	1,876
Egypt
Sovereign Issues	0	3,494	0	3,494
El Salvador
Sovereign Issues	0	1,269	0	1,269
Gabon
Sovereign Issues	0	184	0	184
Ghana
Sovereign Issues	0	1,523	0	1,523

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Guatemala
Sovereign Issues	$0	$1,232	$0	$1,232
Hong Kong
Corporate Bonds & Notes	0	1,064	0	1,064
Hungary
Corporate Bonds & Notes	0	208	0	208
Sovereign Issues	0	3,534	0	3,534
India
Corporate Bonds & Notes	0	126	0	126
Sovereign Issues	0	932	0	932
Indonesia
Corporate Bonds & Notes	0	6,006	0	6,006
Sovereign Issues	0	1,653	0	1,653
Ireland
Sovereign Issues	0	1,345	0	1,345
Isle of Man
Corporate Bonds & Notes	0	275	0	275
Israel
Corporate Bonds & Notes	0	1,089	0	1,089
Sovereign Issues	0	947	0	947
Italy
Sovereign Issues	0	203	0	203
Ivory Coast
Loan Participations and Assignments	0	0	1,068	1,068
Sovereign Issues	0	2,001	0	2,001
Jamaica
Corporate Bonds & Notes	0	159	0	159
Jordan
Sovereign Issues	0	1,037	0	1,037
Kazakhstan
Corporate Bonds & Notes	0	2,278	0	2,278
Kenya
Sovereign Issues	0	899	0	899
Latvia
Sovereign Issues	0	493	0	493
Lebanon
Sovereign Issues	0	42	0	42
Luxembourg
Common Stocks	0	0	232	232
Corporate Bonds & Notes	0	1,938	0	1,938
Macedonia
Sovereign Issues	0	556	0	556
Malaysia
Corporate Bonds & Notes	0	467	0	467
Mauritius
Corporate Bonds & Notes	0	196	0	196
Mexico
Corporate Bonds & Notes	0	7,541	0	7,541
Sovereign Issues	0	9,676	0	9,676

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Schedule of Investments	PIMCO Emerging Markets Bond Portfolio	(Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Mongolia
Sovereign Issues	$0	$205	$0	$205
Morocco
Corporate Bonds & Notes	0	1,337	0	1,337
Sovereign Issues	0	138	0	138
Namibia
Sovereign Issues	0	295	0	295
Netherlands
Corporate Bonds & Notes	0	2,132	0	2,132
Nigeria
Corporate Bonds & Notes	0	606	0	606
Sovereign Issues	0	1,951	0	1,951
Oman
Sovereign Issues	0	2,637	0	2,637
Pakistan
Sovereign Issues	0	1,568	0	1,568
Panama
Corporate Bonds & Notes	0	723	0	723
Sovereign Issues	0	2,263	0	2,263
Paraguay
Sovereign Issues	0	1,220	0	1,220
Peru
Corporate Bonds & Notes	0	2,407	0	2,407
Sovereign Issues	0	898	0	898
Philippines
Corporate Bonds & Notes	0	906	0	906
Sovereign Issues	0	2,310	0	2,310
Poland
Sovereign Issues	0	1,235	0	1,235
Qatar
Corporate Bonds & Notes	0	3,368	0	3,368
Sovereign Issues	0	2,320	0	2,320
Romania
Sovereign Issues	0	2,278	0	2,278
Russia
Sovereign Issues	0	212	0	212
Saudi Arabia
Corporate Bonds & Notes	0	1,532	0	1,532
Sovereign Issues	0	5,798	0	5,798
Senegal
Sovereign Issues	0	1,129	0	1,129
Serbia
Sovereign Issues	0	796	0	796
Singapore
Corporate Bonds & Notes	0	296	0	296
Slovenia
Sovereign Issues	0	696	0	696
South Africa
Corporate Bonds & Notes	0	1,511	1,332	2,843
Sovereign Issues	0	3,219	0	3,219
South Korea
Corporate Bonds & Notes	0	1,463	0	1,463
Sovereign Issues	0	396	0	396
Spain
Corporate Bonds & Notes	0	794	0	794
Sri Lanka
Sovereign Issues	0	1,594	0	1,594
Supranational
Corporate Bonds & Notes	0	562	0	562
Switzerland
Corporate Bonds & Notes	0	251	0	251

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Trinidad and Tobago
Sovereign Issues	$0	$297	$0	$297
Tunisia
Sovereign Issues	0	856	0	856
Turkey
Corporate Bonds & Notes	0	481	0	481
Loan Participations and Assignments	0	1,067	0	1,067
Sovereign Issues	0	8,955	0	8,955
Ukraine
Sovereign Issues	0	1,429	0	1,429
United Arab Emirates
Corporate Bonds & Notes	0	3,882	0	3,882
Sovereign Issues	0	2,443	0	2,443
United Kingdom
Corporate Bonds & Notes	0	3,472	0	3,472
Non-Agency Mortgage-Backed Securities	0	490	0	490
United States
Asset-Backed Securities	0	3,049	0	3,049
Common Stocks	0	0	43	43
Corporate Bonds & Notes	0	1,552	197	1,749
Non-Agency Mortgage-Backed Securities	0	3,092	0	3,092
U.S. Government Agencies	0	3,208	0	3,208
U.S. Treasury Obligations	0	3,220	0	3,220
Uruguay
Sovereign Issues	0	283	0	283
Uzbekistan
Sovereign Issues	0	494	0	494
Venezuela
Corporate Bonds & Notes	0	716	0	716
Sovereign Issues	0	326	0	326
Short-Term Instruments
Repurchase Agreements	0	786	0	786

	$0	$194,811	$4,863	$199,674

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,334	$0	$0	$3,334

Total Investments	$3,334	$194,811	$4,863	$203,008

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	101	0	129
Over the counter	0	2,836	0	2,836

	$28	$2,937	$0	$2,965

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(157)	0	(160)
Over the counter	0	(1,022)	0	(1,022)

	$(3)	$(1,179)	$0	$(1,182)

Total Financial Derivative Instruments	$25	$1,758	$0	$1,783

Totals	$3,359	$196,569	$4,863	$204,791

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2024:

Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024(1)
Investments in Securities, at Value
Colombia(2)
Loan Participations and Assignments	$981	$997	$0	$0	$0	$13	$0	$0	$1,991	$13
Ivory Coast(3)
Loan Participations and Assignments	1,104	1,063	(1,071)	1	9	(38)	0	0	1,068	4
Luxembourg
Common Stocks	246	0	0	0	0	(14)	0	0	232	(14)
Peru
Corporate Bonds & Notes	218	0	0	0	0	(5)	0	(213)	0	0
South Africa
Corporate Bonds & Notes	1,322	0	0	0	0	10	0	0	1,332	10
United States
Common Stocks	43	0	0	0	0	0	0	0	43	0
Corporate Bonds & Notes	0	197	0	0	0	0	0	0	197	0

Totals	$3,914	$2,257	$(1,071)	$1	$9	$(34)	$0	$(213)	$4,863	$13

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)		Weighted Average
Investments in Securities, at Value
Colombia
Loan Participations and Assignments	$1,991	Discounted Cash Flow	Discount Rate		10.310	—
Ivory Coast
Loan Participations and Assignments	1,068	Indicative Market Quotation	Broker Quote		99.750	—
Luxembourg
Common Stocks	232	Indicative Market Quotation	Broker Quote		$23.375	—
South Africa
Corporate Bonds & Notes	1,332	Discounted Cash Flow	Discount Rate		9.730	—
United States
Common Stocks	43	Comparable Companies	EBITDA Multiple	X	5.100	—
Corporate Bonds & Notes	197	Proxy Pricing	Base Price		100.000	—

Total	$4,863

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Country type updated from United States to Colombia since prior fiscal year end.
(3)	Country type updated from Tanzania to Ivory Coast since prior fiscal year end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Class M, Administrative Class and Advisor Class shares of the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

(depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Notes to Financial Statements	(Cont.)

rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading,

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those

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Notes to Financial Statements	(Cont.)

originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote

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Notes to Financial Statements	(Cont.)

would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$170	$36,035	$(32,870)	$(1)	$0	$3,334	$35	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest

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will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs

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Notes to Financial Statements	(Cont.)

may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the

Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes

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Notes to Financial Statements	(Cont.)

and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

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Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

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Notes to Financial Statements	(Cont.)

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar

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Notes to Financial Statements	(Cont.)

investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

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Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

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Notes to Financial Statements	(Cont.)

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo

Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA

44	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M	Administrative Class	Advisor Class
0.45%	0.40%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the

Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for each of the Advisor Class and Class M shares of the Portfolio (the “Distribution and Servicing Plans”). The Distribution and Servicing Plans have been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plans permit the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class and Class M shares. The Distribution and Servicing Plans permit the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class or Class M shares, respectively. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	45

Notes to Financial Statements	(Cont.)

disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$29,238	$29,234	$36,232	$32,119

†	A zero balance may reflect actual amounts rounding to less than one thousand.

46	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	160	$1,668	270	$2,735

Class M	1	14	0	4

Administrative Class	1,172	12,298	3,346	33,973

Advisor Class	242	2,530	499	5,040
Issued as reinvestment of distributions

Institutional Class	156	1,627	289	2,917

Class M	1	12	2	23

Administrative Class	290	3,035	584	5,894

Advisor Class	116	1,213	219	2,211
Cost of shares redeemed

Institutional Class	(247)	(2,576)	(453)	(4,561)

Class M	(2)	(23)	(7)	(75)

Administrative Class	(1,828)	(19,060)	(4,957)	(49,914)

Advisor Class	(335)	(3,496)	(692)	(6,981)

Net increase (decrease) resulting from Portfolio share transactions	(274)	$(2,758)	(900)	$(8,734)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 57% of the Portfolio. One of the shareholders is a related party of the Portfolio and comprises 25% of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	47

Notes to Financial Statements	(Cont.)	June 30, 2024	(Unaudited)

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$5,098	$17,082

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$226,539	$6,647	$(27,858)	$(21,211)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

48	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International, Inc.

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	SOG	Societe Generale Paris

BSS	Banco Santander S.A.	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank

CDI	Natixis Singapore	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	PHP	Philippine Peso

CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

CHF	Swiss Franc	INR	Indian Rupee	PYG	Paraguayan Guarani

CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona

COP	Colombian Peso	KWD	Kuwaiti Dinar	SGD	Singapore Dollar

CZK	Czech Koruna	MXN	Mexican Peso	THB	Thai Baht

DOP	Dominican Peso	MYR	Malaysian Ringgit	TRY	Turkish New Lira

EGP	Egyptian Pound	NGN	Nigerian Naira	TWD	Taiwanese Dollar

EUR	Euro	NOK	Norwegian Krone	USD (or $)	United States Dollar

GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CDX.EM	Credit Derivatives Index - Emerging Markets	EURO06M	6 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

EURO03M	3 Month EUR Swap Rate

Other Abbreviations:

ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate

BRL-CDI	Brazil Interbank Deposit Rate	JSC	Joint Stock Company	TBA	To-Be-Announced

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined

DAC	Designated Activity Company	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding

EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	49

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT04FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Global Bond Opportunities Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the "Fed") raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s

2	PIMCO VARIABLE INSURANCE TRUST

response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023,

which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Bond Opportunities Portfolio (Unhedged)	01/10/02	01/31/06	01/10/02	10/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Global Bond Opportunities Portfolio (Unhedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2024 - 06/30/2024+	$9.62	$0.15	$(0.30)	$(0.15)	$(0.16)	$0.00	$0.00	$(0.16)

12/31/2023	9.45	0.26	0.23	0.49	(0.04)	(0.10)	(0.18)	(0.32)

12/31/2022	10.94	0.21	(1.40)	(1.19)	(0.16)	(0.14)	0.00	(0.30)

12/31/2021	12.19	0.23	(0.69)	(0.46)	(0.61)	(0.18)	0.00	(0.79)

12/31/2020	11.35	0.21	0.93	1.14	(0.30)	0.00	0.00	(0.30)

12/31/2019	10.96	0.27	0.41	0.68	(0.29)	0.00	0.00	(0.29)
Administrative Class

01/01/2024 - 06/30/2024+	9.62	0.15	(0.31)	(0.16)	(0.15)	0.00	0.00	(0.15)

12/31/2023	9.45	0.24	0.24	0.48	(0.03)	(0.10)	(0.18)	(0.31)

12/31/2022	10.94	0.19	(1.39)	(1.20)	(0.15)	(0.14)	0.00	(0.29)

12/31/2021	12.19	0.21	(0.69)	(0.48)	(0.59)	(0.18)	0.00	(0.77)

12/31/2020	11.35	0.20	0.92	1.12	(0.28)	0.00	0.00	(0.28)

12/31/2019	10.96	0.26	0.40	0.66	(0.27)	0.00	0.00	(0.27)
Advisor Class

01/01/2024 - 06/30/2024+	9.62	0.14	(0.30)	(0.16)	(0.15)	0.00	0.00	(0.15)

12/31/2023	9.45	0.23	0.24	0.47	(0.02)	(0.10)	(0.18)	(0.30)

12/31/2022	10.94	0.18	(1.39)	(1.21)	(0.14)	(0.14)	0.00	(0.28)

12/31/2021	12.19	0.21	(0.70)	(0.49)	(0.58)	(0.18)	0.00	(0.76)

12/31/2020	11.35	0.19	0.92	1.11	(0.27)	0.00	0.00	(0.27)

12/31/2019	10.96	0.25	0.40	0.65	(0.26)	0.00	0.00	(0.26)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.31	(1.54)%	$9,464	1.00	%*	1.00	%*	0.75	%*	0.75	%*	3.34	%*	341%

9.62	5.42	9,473	0.86		0.86		0.75		0.75		2.76		653

9.45	(10.87)	9,551	0.81		0.81		0.75		0.75		2.14		560

10.94	(4.01)	10,553	0.77		0.77		0.75		0.75		2.01		408

12.19	10.28	11,120	0.78		0.78		0.75		0.75		1.87		634

11.35	6.28	9,625	0.88		0.88		0.75		0.75		2.46		382

9.31	(1.61)	94,163	1.15	*	1.15	*	0.90	*	0.90	*	3.18	*	341

9.62	5.26	93,660	1.01		1.01		0.90		0.90		2.61		653

9.45	(11.00)	81,498	0.96		0.96		0.90		0.90		1.97		560

10.94	(4.16)	99,746	0.92		0.92		0.90		0.90		1.80		408

12.19	10.12	152,386	0.93		0.93		0.90		0.90		1.73		634

11.35	6.12	159,222	1.03		1.03		0.90		0.90		2.31		382

9.31	(1.66)	23,894	1.25	*	1.25	*	1.00	*	1.00	*	3.07	*	341

9.62	5.16	23,780	1.11		1.11		1.00		1.00		2.51		653

9.45	(11.09)	23,113	1.06		1.06		1.00		1.00		1.88		560

10.94	(4.25)	25,954	1.02		1.02		1.00		1.00		1.79		408

12.19	10.01	23,451	1.03		1.03		1.00		1.00		1.63		634

11.35	6.02	23,386	1.13		1.13		1.00		1.00		2.21		382

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Global Bond Opportunities Portfolio (Unhedged)	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$151,016
Investments in Affiliates	8,890
Financial Derivative Instruments
Exchange-traded or centrally cleared	522
Over the counter	1,896
Cash	1
Deposits with counterparty	5,294
Foreign currency, at value	773
Receivable for investments sold	22,704
Receivable for investments sold on a delayed-delivery basis	8
Receivable for TBA investments sold	80,194
Receivable for Portfolio shares sold	49
Interest and/or dividends receivable	656
Dividends receivable from Affiliates	26
Total Assets	272,029

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$18,781
Financial Derivative Instruments
Exchange-traded or centrally cleared	441
Over the counter	1,255
Payable for investments purchased	25,256
Payable for investments in Affiliates purchased	30
Payable for TBA investments purchased	97,985
Deposits from counterparty	622
Payable for Portfolio shares redeemed	48
Accrued investment advisory fees	24
Accrued supervisory and administrative fees	49
Accrued distribution fees	5
Accrued servicing fees	11
Foreign capital gains tax payable	1
Total Liabilities	144,508

Commitments and Contingent Liabilities^

Net Assets	$127,521

Net Assets Consist of:

Paid in capital	$142,262
Distributable earnings (accumulated loss)	(14,741)

Net Assets	$127,521

Net Assets:

Institutional Class	$9,464
Administrative Class	94,163
Advisor Class	23,894

Shares Issued and Outstanding:

Institutional Class	1,017
Administrative Class	10,118
Advisor Class	2,567

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.31
Administrative Class	9.31
Advisor Class	9.31

Cost of investments in securities	$157,728
Cost of investments in Affiliates	$8,889
Cost of foreign currency held	$776
Proceeds received on short sales	$18,884
Cost or premiums of financial derivative instruments, net	$1,822

* Includes repurchase agreements of:	$517

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Bond Opportunities Portfolio (Unhedged)

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$2,559
Dividends from Investments in Affiliates	97
Total Income	2,656

Expenses:

Investment advisory fees	153
Supervisory and administrative fees	307
Distribution and/or servicing fees - Administrative Class	68
Distribution and/or servicing fees - Advisor Class	29
Trustee fees	2
Interest expense	153
Total Expenses	712

Net Investment Income (Loss)	1,944

Net Realized Gain (Loss):

Investments in securities	(3,850)
Investments in Affiliates	(1)
Exchange-traded or centrally cleared financial derivative instruments	1,025
Over the counter financial derivative instruments	441
Foreign currency	(62)

Net Realized Gain (Loss)	(2,447)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(922)
Exchange-traded or centrally cleared financial derivative instruments	(1,227)
Over the counter financial derivative instruments	493
Foreign currency assets and liabilities	2

Net Change in Unrealized Appreciation (Depreciation)	(1,654)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,157)

* Foreign tax withholdings	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Global Bond Opportunities Portfolio (Unhedged)

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,944	$3,138
Net realized gain (loss)	(2,447)	(1,814)
Net change in unrealized appreciation (depreciation)	(1,654)	4,857

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,157)	6,181

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(157)	(147)
Administrative Class	(1,508)	(1,253)
Advisor Class	(377)	(307)

Tax basis return of capital
Institutional Class	0	(177)
Administrative Class	0	(1,690)
Advisor Class	0	(440)

Total Distributions(a)	(2,042)	(4,014)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	4,807	10,584

Total Increase (Decrease) in Net Assets	608	12,751

Net Assets:

Beginning of period	126,913	114,162
End of period	$127,521	$126,913

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.4%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$68	$37
3.625% due 07/09/2035 þ		44	19

Total Argentina (Cost $58)			56

AUSTRALIA 0.2%

SOVEREIGN ISSUES 0.2%

Australia Government International Bond
1.750% due 06/21/2051	AUD	50	19
2.500% due 05/21/2030		400	244

Total Australia (Cost $359)			263

BERMUDA 0.4%

ASSET-BACKED SECURITIES 0.4%

Symphony CLO Ltd.
6.914% due 04/25/2034 •		$500	502

Total Bermuda (Cost $500)			502

BRAZIL 0.9%

SOVEREIGN ISSUES 0.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	7,200	1,192

Total Brazil (Cost $1,237)			1,192

CANADA 1.4%

CORPORATE BONDS & NOTES 0.1%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$72	66

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	102

			168

SOVEREIGN ISSUES 1.3%

Canada Government Bond
1.500% due 12/01/2044 (f)	CAD	139	98
2.750% due 12/01/2033		1,800	1,289

Export Development Canada
7.130% due 03/11/2029	INR	27,100	324

			1,711

Total Canada (Cost $1,902)			1,879

CAYMAN ISLANDS 4.7%

ASSET-BACKED SECURITIES 4.3%

Apidos CLO
6.509% due 07/17/2030 •		$137	137

Arbor Realty Commercial Real Estate Notes Ltd.
6.783% due 01/15/2037 •		300	299

BDS Ltd.
6.796% due 12/16/2036 •		362	361

Carlyle Global Market Strategies CLO Ltd.
6.534% due 08/14/2030 •		74	74
6.545% due 07/20/2032 •		500	502

Carlyle U.S. CLO Ltd.
6.586% due 04/20/2031 •		190	190

CIFC Funding Ltd.
6.535% due 10/24/2030 •		317	317

Elmwood CLO Ltd.
6.947% due 01/17/2034 •		300	301

Golub Capital Partners Static Ltd.
6.557% due 04/20/2033 •		500	500

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Halseypoint CLO Ltd.
7.041% due 11/30/2032 •		$300	$300

KREF Ltd.
6.789% due 02/17/2039 •		300	300

LCM Ltd.
6.666% due 04/20/2031 •		500	500

Marble Point CLO Ltd.
6.630% due 10/15/2030 •		147	147

MF1 Ltd.
6.689% due 02/19/2037 •		291	289

MF1 Multifamily Housing Mortgage Loan Trust
6.293% due 07/15/2036 •		38	37

Starwood Commercial Mortgage Trust
6.646% due 04/18/2038 •		438	430

Starwood Mortgage Trust
6.683% due 11/15/2038 •		300	295

TPG Real Estate Finance Issuer Ltd.
6.979% due 02/15/2039 •		297	295

Voya CLO Ltd.
6.529% due 04/17/2030 •		219	219

			5,493

CORPORATE BONDS & NOTES 0.2%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		282	254

SOVEREIGN ISSUES 0.2%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	202

Total Cayman Islands (Cost $5,990)			5,949

CHILE 0.2%

SOVEREIGN ISSUES 0.2%

Chile Government International Bond
4.850% due 01/22/2029		$200	198

Total Chile (Cost $200)			198

DENMARK 1.7%

CORPORATE BONDS & NOTES 1.7%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	2,497	263

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		560	64

Nykredit Realkredit AS
1.000% due 04/01/2025		8,800	1,244

Realkredit Danmark AS
1.000% due 01/01/2025		1,400	199
1.000% due 04/01/2025		2,700	381
1.500% due 10/01/2053		280	32

Total Denmark (Cost $2,317)			2,183

FRANCE 3.0%

CORPORATE BONDS & NOTES 0.2%

Credit Agricole SA
6.316% due 10/03/2029 •		$300	308

SOVEREIGN ISSUES 2.8%

France Government International Bond
0.750% due 05/25/2052	EUR	1,600	857
2.000% due 05/25/2048		500	397
3.000% due 06/25/2049		300	288

UNEDIC ASSEO
0.875% due 05/25/2028		2,000	1,966

			3,508

Total France (Cost $5,055)			3,816

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 1.5%

CORPORATE BONDS & NOTES 1.5%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	$203
1.750% due 11/19/2030 •		200	188
3.035% due 05/28/2032 •		$150	126
3.547% due 09/18/2031 •		200	176
5.000% due 09/05/2030 •	EUR	100	111

Kreditanstalt fuer Wiederaufbau
0.000% due 12/15/2027 (d)		1,200	1,164

Total Germany (Cost $2,125)			1,968

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$200	207

Total Hungary (Cost $199)			207

IRELAND 2.7%

ASSET-BACKED SECURITIES 2.3%

Accunia European CLO DAC
4.856% due 07/15/2030 •	EUR	90	96

Armada Euro CLO DAC
4.626% due 07/15/2031 •		353	377

CVC Cordatus Loan Fund DAC
4.556% due 10/15/2031 •		241	258

CVC Cordatus Opportunity Loan Fund DAC
5.289% due 08/15/2033 •		500	535

Harvest CLO DAC
1.040% due 07/15/2031		397	405

Jubilee CLO DAC
4.516% due 04/15/2030 •		100	107
4.556% due 04/15/2031 •		250	267

Man GLG Euro CLO DAC
4.409% due 12/15/2031 •		264	282

Rockford Tower Europe CLO DAC
4.851% due 01/24/2035 •		600	642

			2,969

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
1.650% due 10/29/2024		$200	197

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Shamrock Residential DAC
4.448% due 01/24/2061 •	EUR	209	224

Total Ireland (Cost $3,620)			3,390

ISRAEL 0.4%

SOVEREIGN ISSUES 0.4%

Israel Government International Bond
5.375% due 03/12/2029		$200	197
5.500% due 03/12/2034		200	191
5.750% due 03/12/2054		200	180

Total Israel (Cost $589)			568

ITALY 2.1%

CORPORATE BONDS & NOTES 0.4%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	300	302
3.625% due 09/24/2024		100	107

Nexi SpA
2.125% due 04/30/2029		100	97

			506

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 1.7%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$200	$199

Italy Buoni Poliennali Del Tesoro
3.850% due 09/15/2026	EUR	1,800	1,946

			2,145

Total Italy (Cost $2,740)			2,651

JAPAN 4.6%

CORPORATE BONDS & NOTES 0.2%

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		$300	303

SOVEREIGN ISSUES 4.4%

Development Bank of Japan, Inc.
2.125% due 09/01/2026	EUR	500	522

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		$400	379
2.375% due 09/08/2027	EUR	2,300	2,394

Japan Government International Bond
0.100% due 01/01/2026	JPY	60,000	372
0.100% due 03/10/2028 (f)		187,888	1,222
0.700% due 06/20/2051		14,000	62
1.500% due 09/20/2043		110,000	650

			5,601

Total Japan (Cost $6,578)			5,904

JERSEY, CHANNEL ISLANDS 0.4%

ASSET-BACKED SECURITIES 0.4%

Verdelite Static CLO Ltd.
0.000% due 07/20/2032 •(b)		$500	500

Total Jersey, Channel Islands (Cost $500)			500

LUXEMBOURG 4.3%

SOVEREIGN ISSUES 4.3%

European Financial Stability Facility
1.250% due 05/24/2033	EUR	5,900	5,454

Total Luxembourg (Cost $5,569)			5,454

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	300	187

Total Norway (Cost $218)			187

PERU 0.2%

SOVEREIGN ISSUES 0.2%

Peru Government International Bond
8.200% due 08/12/2026	PEN	800	221

Total Peru (Cost $253)			221

POLAND 0.5%

SOVEREIGN ISSUES 0.5%

Poland Government International Bond
3.875% due 02/14/2033	EUR	200	221
4.875% due 10/04/2033		$100	98
5.125% due 09/18/2034		200	197
5.500% due 04/04/2053		100	98

Total Poland (Cost $612)			614

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$200	$167

Total Qatar (Cost $199)			167

ROMANIA 0.9%

SOVEREIGN ISSUES 0.9%

Romania Government International Bond
1.750% due 07/13/2030	EUR	200	175
2.000% due 01/28/2032		100	84
2.000% due 04/14/2033		100	80
2.124% due 07/16/2031		100	86
2.750% due 04/14/2041		100	70
2.875% due 04/13/2042		100	70
5.000% due 09/27/2026		300	329
5.250% due 05/30/2032		100	104
5.625% due 05/30/2037		100	103

Total Romania (Cost $1,328)			1,101

SAUDI ARABIA 1.2%

SOVEREIGN ISSUES 1.2%

Saudi Government International Bond
4.750% due 01/18/2028		$300	297
4.750% due 01/16/2030		1,100	1,082
4.875% due 07/18/2033		200	195

Total Saudi Arabia (Cost $1,590)			1,574

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	91
2.050% due 09/23/2036		100	76

Total Serbia (Cost $231)			167

SINGAPORE 0.8%

SOVEREIGN ISSUES 0.8%

Singapore Government International Bond
3.250% due 06/01/2054	SGD	1,377	1,052

Total Singapore (Cost $1,017)			1,052

SOUTH KOREA 1.6%

SOVEREIGN ISSUES 1.6%

Korea Government International Bond
2.000% due 06/10/2031	KRW	1,401,200	939
2.375% due 12/10/2028		261,850	183
2.625% due 06/10/2028		281,140	200
3.250% due 03/10/2028		279,650	203
4.250% due 12/10/2032		195,340	152

Korea Housing Finance Corp.
5.375% due 11/15/2026		$300	302

Total South Korea (Cost $2,051)			1,979

SPAIN 0.4%

CORPORATE BONDS & NOTES 0.3%

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		$200	200

Banco Santander SA
1.849% due 03/25/2026		200	187

			387

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.1%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	100	$107

Total Spain (Cost $530)			494

SUPRANATIONAL 1.6%

CORPORATE BONDS & NOTES 1.0%

European Investment Bank
0.500% due 01/15/2027	EUR	1,200	1,209

SOVEREIGN ISSUES 0.6%

European Union
2.500% due 11/04/2027		700	740

Total Supranational (Cost $1,951)			1,949

SWITZERLAND 1.2%

CORPORATE BONDS & NOTES 1.2%

UBS Group AG
5.617% due 09/13/2030 •		$200	201
6.442% due 08/11/2028 •		300	307
6.537% due 08/12/2033 •		600	630
9.016% due 11/15/2033 •		300	362

Total Switzerland (Cost $1,390)			1,500

UNITED ARAB EMIRATES 0.3%

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi Government International Bond
5.500% due 04/30/2054		$400	407

Total United Arab Emirates (Cost $393)			407

UNITED KINGDOM 3.6%

CORPORATE BONDS & NOTES 1.7%

HSBC Holdings PLC
3.973% due 05/22/2030 •		$100	94
4.041% due 03/13/2028 •		200	193
4.787% due 03/10/2032 •	EUR	200	225

Lloyds Bank Corporate Markets PLC
1.750% due 07/11/2024	GBP	200	253

NatWest Group PLC
4.892% due 05/18/2029 •		$400	391

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		300	308

Standard Chartered PLC
1.822% due 11/23/2025 •		300	295
2.608% due 01/12/2028 •		200	185
2.678% due 06/29/2032 •		300	245

			2,189

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%

Eurohome U.K. Mortgages PLC
5.502% due 06/15/2044 •	GBP	122	153

Eurosail PLC
6.303% due 06/13/2045 •		134	169

Ripon Mortgages PLC
5.934% due 08/28/2056 •		623	788

Towd Point Mortgage Funding
0.000% due 07/20/2053 •		500	633
6.583% due 07/20/2045 •		564	713

			2,456

Total United Kingdom (Cost $4,829)			4,645

UNITED STATES 68.0%

ASSET-BACKED SECURITIES 3.9%

ACE Securities Corp. Home Equity Loan Trust
6.360% due 08/25/2035 •		$385	373

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
6.450% due 07/25/2035 •		$500	$469

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ		297	298

Countrywide Asset-Backed Certificates Trust
5.680% due 06/25/2047 •		518	491
5.860% due 08/25/2034 •		65	62
6.200% due 08/25/2047 •		46	44

Credit-Based Asset Servicing & Securitization Trust
5.580% due 11/25/2036 •		13	6

Fortress Credit Investments Ltd.
7.185% due 02/23/2039 •		213	211

GSAMP Trust
5.960% due 05/25/2046 •		416	388

Morgan Stanley ABS Capital, Inc. Trust
5.570% due 03/25/2037 •		761	321
5.960% due 08/25/2036 •		1,731	863

NovaStar Mortgage Funding Trust
6.000% due 05/25/2036 •		500	470

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		454	142

Securitized Asset-Backed Receivables LLC Trust
5.560% due 12/25/2036 «•		5	2

SMB Private Education Loan Trust
1.290% due 07/15/2053		135	124
6.543% due 07/15/2053 •		34	34
6.783% due 02/16/2055 •		192	193

Soundview Home Loan Trust
5.960% due 11/25/2036 •		429	406

Structured Asset Securities Corp. Mortgage Loan Trust
6.944% due 04/25/2035 •		2	1

Terwin Mortgage Trust
6.400% due 11/25/2033 •		8	6

Washington Mutual Asset-Backed Certificates Trust
4.483% due 10/25/2036 •		29	10

			4,914

CORPORATE BONDS & NOTES 3.3%

Athene Global Funding
5.516% due 03/25/2027		200	201

Bayer U.S. Finance LLC
4.250% due 12/15/2025		200	196

Boeing Co.
6.259% due 05/01/2027		100	101

British Airways Pass-Through Trust
3.350% due 12/15/2030		56	52

Charter Communications Operating LLC
2.300% due 02/01/2032		200	154
3.500% due 03/01/2042		100	67

Citigroup, Inc.
3.290% due 03/17/2026 •		200	196

Corebridge Financial, Inc.
3.500% due 04/04/2025		100	98

GA Global Funding Trust
2.250% due 01/06/2027		150	139

GLP Capital LP
5.300% due 01/15/2029		200	197

JPMorgan Chase & Co.
4.080% due 04/26/2026 •		400	395

Morgan Stanley
4.361% due 03/19/2027 ~	EUR	400	430
5.652% due 04/13/2028 •		$500	505

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		300	302

Organon & Co.
4.125% due 04/30/2028		200	186

Pacific Gas & Electric Co.
4.000% due 12/01/2046		100	72

PacifiCorp
5.100% due 02/15/2029		150	150

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	100	106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.125% due 02/13/2031	$150	$148

Principal Life Global Funding
1.375% due 01/10/2025	100	98

Wells Fargo & Co.
3.908% due 04/25/2026 •	100	99
5.499% due 01/23/2035 •	300	299

		4,191

MUNICIPAL BONDS & NOTES 0.2%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033	100	96

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	97	97

		193

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%

Adjustable Rate Mortgage Trust
5.600% due 09/25/2035 ~	2	2

American Home Mortgage Assets Trust
5.650% due 05/25/2046 •	95	77
5.670% due 10/25/2046 •	223	122

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ	475	473

Banc of America Funding Trust
4.451% due 10/20/2046 ~	42	34
5.500% due 01/25/2036 «	16	15
6.023% due 02/20/2036 ~	27	25

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	239	198

BCAP LLC Trust
5.250% due 04/26/2037	295	166
5.800% due 01/25/2037 •	91	80

Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 «~	1	1
4.406% due 05/25/2047 ~	63	55
5.416% due 11/25/2034 «~	1	1
5.455% due 08/25/2033 «~	2	2
5.892% due 10/25/2033 «~	1	1
6.997% due 05/25/2034 «~	5	5

Bear Stearns ALT-A Trust
4.500% due 08/25/2036 ~	97	45
4.607% due 11/25/2035 ~	39	30
4.984% due 09/25/2035 ~	47	27

Bear Stearns Structured Products, Inc. Trust
4.200% due 12/26/2046 ~	33	25

BX Trust
6.173% due 10/15/2036 •	270	266

Chase Mortgage Finance Trust
5.312% due 07/25/2037 ~	9	7

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.640% due 07/25/2036 •	162	145

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	718	570
6.466% due 09/25/2035 •	2	2
7.200% due 10/25/2035 •	86	80

Countrywide Alternative Loan Trust
4.625% due 11/25/2035 ~	75	66
5.250% due 06/25/2035	7	5
5.648% due 12/20/2046 •	150	128
5.663% due 07/20/2046 •	90	71
5.810% due 05/25/2037 •	33	11
5.873% due 03/20/2046 •	48	40
6.000% due 04/25/2037	38	17
6.020% due 02/25/2037 •	56	45
6.250% due 08/25/2037	17	8
6.500% due 06/25/2036	89	40
6.653% due 11/25/2035 •	11	9
7.193% due 11/25/2035 •	11	9

Countrywide Home Loan Mortgage Pass-Through Trust
3.874% due 05/25/2047 ~	44	37

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.712% due 11/25/2034 ~	$4	$4
5.500% due 10/25/2035 «	33	17
5.920% due 05/25/2035 •	25	21
6.000% due 04/25/2046 •	900	258
6.040% due 04/25/2035 «•	3	3
6.060% due 03/25/2035 •	278	176
6.080% due 02/25/2035 •	189	167
6.100% due 03/25/2035 •	24	20
6.120% due 02/25/2035 •	3	2
6.220% due 09/25/2034 «•	1	1
7.940% due 02/20/2036 •	126	112

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	77	61
6.500% due 07/26/2036	103	24

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.386% due 10/25/2036 þ	82	68

GCAT Trust
3.000% due 04/25/2052 ~	351	291
4.250% due 05/25/2067 ~	569	526

GreenPoint Mortgage Funding Trust
6.000% due 11/25/2045 •	3	3

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	81	64

GSR Mortgage Loan Trust
5.057% due 09/25/2035 ~	25	23
5.110% due 06/25/2034 «~	1	1
6.750% due 03/25/2033 «•	1	1

HarborView Mortgage Loan Trust
6.003% due 12/19/2036 •	52	44

IndyMac INDX Mortgage Loan Trust
3.979% due 09/25/2035 ~	75	60

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	559	464
3.000% due 03/25/2052 ~	511	424
3.000% due 04/25/2052 ~	542	452
3.000% due 05/25/2052 ~	808	671
4.458% due 01/25/2037 ~	53	40
5.571% due 11/25/2033 «~	2	2
5.643% due 02/25/2035 «~	1	1

Luminent Mortgage Trust
6.180% due 04/25/2036 •	157	128

Manhattan West Mortgage Trust
2.130% due 09/10/2039	400	356

MASTR Adjustable Rate Mortgages Trust
5.730% due 05/25/2034 «~	122	112

MASTR Alternative Loan Trust
5.860% due 03/25/2036 •	44	5

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.883% due 12/15/2030 •	1	1

Merrill Lynch Mortgage Investors Trust
4.664% due 02/25/2036 «~	2	2
5.880% due 02/25/2036 •	21	20
6.208% due 02/25/2033 ~	2	2

Merrill Lynch Mortgage-Backed Securities Trust
4.209% due 04/25/2037 ~	3	2

MFA Trust
6.105% due 12/25/2068 þ	455	456

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	229	215
2.750% due 11/25/2059 ~	204	191

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.769% due 10/25/2035 ~	5	4

NYO Commercial Mortgage Trust
6.538% due 11/15/2038 •	400	385

OBX Trust
6.110% due 06/25/2057 •	68	66

One New York Plaza Trust
6.393% due 01/15/2036 •	500	487

PMT Loan Trust
2.500% due 07/25/2051 ~	325	258

PRPM Trust
6.221% due 11/25/2068 þ	458	458

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc. Trust
5.649% due 04/25/2046 •	$117	$30
6.000% due 12/25/2036	124	98

Residential Funding Mortgage Securities, Inc. Trust
5.500% due 11/25/2035 «	25	18

Structured Adjustable Rate Mortgage Loan Trust
6.814% due 04/25/2034 «~	1	1
7.282% due 02/25/2034 «~	2	2

Structured Asset Mortgage Investments Trust
5.840% due 07/25/2046 •	167	114
5.880% due 05/25/2036 •	28	18
5.900% due 05/25/2036 •	154	119
5.900% due 09/25/2047 •	138	117
5.953% due 07/19/2035 •	24	23
6.020% due 02/25/2036 •	127	102
6.153% due 03/19/2034 «•	1	1

Structured Asset Securities Corp.
5.740% due 01/25/2036 •	66	54

SunTrust Alternative Loan Trust
5.750% due 12/25/2035 •	128	107

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	208	185
2.710% due 01/25/2060 ~	157	147
2.900% due 10/25/2059 ~	674	631

WaMu Mortgage Pass-Through Certificates Trust
3.767% due 01/25/2037 ~	9	8
4.168% due 09/25/2036 ~	30	26
4.209% due 12/25/2036 ~	13	11
4.256% due 12/25/2036 ~	2	2
4.343% due 06/25/2037 ~	23	19
5.542% due 02/25/2033 «~	18	17
5.853% due 02/25/2047 •	130	108
6.000% due 12/25/2045 •	9	9
6.031% due 03/25/2034 ~	6	5
6.080% due 01/25/2045 •	1	1
6.100% due 01/25/2045 •	2	2
6.201% due 07/25/2046 •	77	64
6.292% due 06/25/2033 «~	2	2
6.553% due 08/25/2042 •	1	1

Washington Mutual Mortgage Pass-Through Certificates Trust
6.093% due 07/25/2046 •	29	18

		12,149

U.S. GOVERNMENT AGENCIES 41.5%

Fannie Mae
3.000% due 03/01/2060	160	136
3.500% due 01/01/2059	289	254
5.608% due 12/01/2034 •	1	1
5.850% due 06/25/2036 •	5	5
6.000% due 07/25/2044	7	7
6.413% due 11/01/2034 •	6	6

Freddie Mac
0.553% due 01/15/2038 ~(a)	76	4
3.000% due 03/01/2045	152	134
5.730% due 09/25/2031 •	5	5
5.793% due 01/15/2038 •	76	75
6.000% due 04/15/2036	79	81
6.353% due 10/25/2044 •	11	10
6.930% due 04/01/2037 •	9	9

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	$1,193	$1,043
6.000% due 09/20/2038	2	2
6.123% due 04/20/2074 •	499	501

Ginnie Mae, TBA
2.500% due 08/01/2054	600	505
3.000% due 08/01/2054	2,300	2,005

Uniform Mortgage-Backed Security
2.500% due 02/01/2051	219	179
3.000% due 08/01/2042 - 10/01/2049	321	276
3.500% due 10/01/2034 - 07/01/2050	336	305
4.000% due 06/01/2050	111	103
6.500% due 12/01/2053 - 04/01/2054	12,975	13,217

Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2054 - 08/01/2054	600	549
4.500% due 08/01/2054	8,700	8,205
5.000% due 08/01/2054 - 09/01/2054	14,400	13,916
6.000% due 08/01/2054	11,300	11,328

		52,861

U.S. TREASURY OBLIGATIONS 9.6%

U.S. Treasury Bonds
1.625% due 11/15/2050 (l)	200	109
1.875% due 02/15/2041 (l)	300	205
4.250% due 02/15/2054	500	476
4.750% due 11/15/2043	1,300	1,318
4.750% due 11/15/2053	700	724

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025	971	945
0.125% due 07/15/2031	351	308
0.125% due 01/15/2032	113	98
0.250% due 01/15/2025	1,456	1,426
0.500% due 01/15/2028 (j)	508	479
0.625% due 07/15/2032	108	97
1.125% due 01/15/2033	842	779
1.750% due 01/15/2028 (j)	2,095	2,062
3.875% due 04/15/2029	305	330

U.S. Treasury Notes
3.500% due 02/15/2033 (l)	100	94
4.000% due 02/15/2034	1,100	1,068
4.500% due 11/15/2033	1,700	1,716

		12,234

Total United States (Cost $89,762)		86,542

SHORT-TERM INSTRUMENTS 9.1%

COMMERCIAL PAPER 2.2%

Bacardi-Martini BV
5.850% due 07/18/2024	$250	249

Campbell Soup Co.
5.550% due 08/01/2024	250	249

Constellation Brands, Inc.
5.660% due 07/16/2024	250	249

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle, Inc.
5.840% due 07/09/2024		$300	$300

Discovery Communications LLC
6.000% due 07/15/2024 (b)		300	299

Intercontinental Exchange, Inc.
5.510% due 07/16/2024		250	249

Microchip Technology, Inc.
5.500% due 07/12/2024		350	349

NextEra Energy Capital Holdings, Inc.
5.570% due 08/13/2024 (b)		300	298

VW Credit, Inc.
5.530% due 07/09/2024		300	300
5.530% due 07/10/2024		300	299

			2,841

REPURCHASE AGREEMENTS (h) 0.4%
			517

HUNGARY TREASURY BILLS 0.1%
7.096% due 07/04/2024 (d)(e)	HUF	65,000	176

JAPAN TREASURY BILLS 6.4%
0.019% due 09/17/2024 - 06/20/2025 (c)(d)	JPY	1,320,000	8,203

Total Short-Term Instruments (Cost $11,836)			11,737

Total Investments in Securities (Cost $157,728)			151,016

		SHARES
INVESTMENTS IN AFFILIATES 7.0%

SHORT-TERM INSTRUMENTS 7.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.0%

PIMCO Short-Term Floating NAV Portfolio III		913,799	8,890

Total Short-Term Instruments (Cost $8,889)			8,890

Total Investments in Affiliates (Cost $8,889)			8,890

Total Investments 125.4% (Cost $166,617)			$159,906

Financial Derivative Instruments (i)(k) 0.6% (Cost or Premiums, net $1,822)			722

Other Assets and Liabilities, net (26.0)%			(33,107)

Net Assets 100.0%			$127,521

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Principal amount of security is adjusted for inflation.

(g)	Restricted Securities.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$517	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(527)	$517	$517

Total Repurchase Agreements						$(527)	$517	$517

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (14.7)%
U.S. Government Agencies (14.7)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2039	$2,300	$(2,044)	$(2,023)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2054	12,500	(9,843)	(9,788)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2054	800	(662)	(654)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2054	3,500	(3,003)	(2,980)
Uniform Mortgage-Backed Security, TBA	3.500	07/15/2054	800	(707)	(708)
Uniform Mortgage-Backed Security, TBA	5.500	08/01/2054	600	(591)	(592)
Uniform Mortgage-Backed Security, TBA	6.500	07/01/2054	2,000	(2,034)	(2,036)

Total Short Sales (14.7)%				$(18,884)	$(18,781)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$517	$0	$0	$517	$(527)	$(10)

Total Borrowings and Other Financing Transactions	$517	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(865) at a weighted average interest rate of 5.308%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	16	$3,794	$(19)	$0	$0
3-Month SOFR Active Contract September Futures	12/2025	67	16,060	(59)	1	0
Australia Government 3-Year Bond September Futures	09/2024	7	492	(2)	1	(1)
Canada Government 10-Year Bond September Futures	09/2024	16	1,404	10	0	(4)
Euro-BTP Future September Futures	09/2024	1	123	(1)	0	(1)
Euro-Bund September Futures	09/2024	34	4,793	50	1	(15)

				$(21)	$3	$(21)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2025	134	$(31,971)	$148	$0	$(2)
Australia Government 10-Year Bond September Futures	09/2024	38	(2,879)	0	22	(22)
Euro-BOBL Future September Futures	09/2024	46	(5,736)	(57)	7	(2)
Euro-Buxl 30-Year Bond September Futures	09/2024	2	(279)	(7)	3	0
Euro-OAT France Government 10-Year Bond September Futures	09/2024	48	(6,329)	39	34	0
Euro-Schatz September Futures	09/2024	37	(4,188)	(18)	1	0
Japan Government 10-Year Bond September Futures	09/2024	23	(20,423)	50	80	(26)
U.S. Treasury 2-Year Note September Futures	09/2024	5	(1,021)	(1)	0	0
U.S. Treasury 5-Year Note September Futures	09/2024	145	(15,454)	(102)	16	0
U.S. Treasury 10-Year Note September Futures	09/2024	21	(2,310)	(20)	6	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	22	(2,498)	(24)	11	0
U.S. Treasury Long-Term Bond September Futures	09/2024	30	(3,549)	(25)	30	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	2	(251)	(2)	3	0
United Kingdom Long Gilt September Futures	09/2024	56	(6,907)	(23)	31	(2)

				$(42)	$244	$(54)

Total Futures Contracts				$(63)	$247	$(75)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$	1,500	$19	$(34)	$(15)	$1	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033		3,200	16	(40)	(24)	1	0
CDX.IG-42 10-Year Index	(1.000)	Quarterly	06/20/2034		7,600	(49)	13	(36)	2	0
iTraxx Europe Main 41 5-Year Index	(1.000)	Quarterly	06/20/2029	EUR	5,800	(129)	17	(112)	0	(4)

						$(143)	$(44)	$(187)	$4	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$320	$5	$2	$7	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	4,100	89	(1)	88	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	85,800	1,881	(99)	1,782	0	(8)

					$1,975	$(98)	$1,877	$0	$(8)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	7,500	$(27)	$(136)	$(163)	$0	$(2)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		6,700	121	(88)	33	0	(9)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		10,100	129	(230)	(101)	0	(42)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		1,500	25	91	116	7	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		500	11	(30)	(19)	0	(5)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	183,810	(12)	(2)	(14)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	JPY	435,500	(53)	(24)	(77)	0	(4)
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		1,460,000	(42)	(12)	(54)	0	(16)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		130,000	36	12	48	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.789	Annual	01/23/2033		727,000	(117)	159	42	13	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		40,000	1	0	1	1	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,000,000	(25)	(20)	(45)	0	(22)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	262	139	401	13	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		30,650	(12)	(26)	(38)	0	(1)
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		110,000	(33)	(3)	(36)	0	(5)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	12,080	46	39	85	13	0
Receive	1-Day THB-THOR Compounded-OIS	2.418	Quarterly	04/17/2029	THB	78,000	0	1	1	0	(1)
Receive(5)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		160,580	(14)	55	41	0	(3)
Receive(5)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		178,740	9	(21)	(12)	0	(3)
Receive(5)	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		18,850	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		$3,150	129	(104)	25	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		3,900	163	(131)	32	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		400	(1)	(6)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025		4,500	(15)	(122)	(137)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		6,100	(17)	83	66	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		500	(4)	(9)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		200	(2)	(3)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		9,900	22	173	195	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		800	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		8,200	35	70	105	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		9,500	23	6	29	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		4,900	(2)	32	30	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		12,600	61	62	123	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		9,043	23	105	128	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		2,800	41	(9)	32	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	223	224	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		2,400	0	(41)	(41)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/30/2027		1,700	(23)	(6)	(29)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027		1,500	0	(14)	(14)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		200	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		800	0	16	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		990	0	19	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		300	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,050	9	(25)	(16)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		500	0	(7)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		200	0	(2)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		400	(1)	(10)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.488	Annual	08/15/2031		800	0	(151)	(151)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		5,500	(9)	(918)	(927)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,160	(48)	(649)	(697)	0	(44)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.420%	Annual	05/24/2033		$100	$0	$(4)	$(4)	$0	$(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,020	(199)	(311)	(510)	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		100	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		200	(1)	7	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		10,350	(576)	97	(479)	0	(59)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		100	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		100	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		11,300	27	169	196	70	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		800	12	(4)	8	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,100	1	32	33	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,370	176	(39)	137	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,100	(245)	162	(83)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	22	(9)	13	5	0
Receive	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/19/2034	AUD	700	1	(2)	(1)	0	(1)
Receive(5)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	46,640	(31)	(63)	(94)	1	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	700	(1)	(4)	(5)	0	(1)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		500	(1)	3	2	0	0
Receive(5)	3-Month EUR-EURIBOR	2.801	Annual	05/25/2033		500	0	(1)	(1)	1	0
Receive(5)	3-Month EUR-EURIBOR	2.841	Annual	05/25/2033		500	0	(2)	(2)	1	0
Receive(5)	3-Month EUR-EURIBOR	2.833	Annual	08/15/2033		700	0	(3)	(3)	1	0
Receive(5)	3-Month EUR-EURIBOR	2.849	Annual	08/15/2033		1,100	0	(6)	(6)	2	0
Receive(5)	3-Month EUR-EURIBOR	2.857	Annual	08/15/2033		3,000	0	(18)	(18)	5	0
Receive(5)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	2,959,690	(10)	(3)	(13)	0	(3)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025	NZD	2,100	(2)	10	8	0	0
Pay	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		500	0	3	3	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		900	7	0	7	0	(2)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(47)	(50)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		2,800	36	(331)	(295)	3	0
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		300	0	(2)	(2)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		20,200	(184)	212	28	3	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		2,000	30	(48)	(18)	2	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		4,800	(86)	(19)	(105)	5	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		6,500	(81)	105	24	0	(3)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	3.536	Annual	09/18/2025		20,100	0	(194)	(194)	0	(5)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	09/18/2026		19,700	127	(155)	(28)	2	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		5,170	36	(20)	16	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		9,500	136	(163)	(27)	0	(7)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	(2)	(3)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		11,500	208	(256)	(48)	0	(24)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		440	21	(49)	(28)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	47	47	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	53	53	0	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		6,180	(327)	332	5	15	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(12)	13	1	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,300	8	(1)	7	0	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(31)	(31)	0	0
Pay(5)	CAONREPO	3.500	Annual	12/18/2025	CAD	16,500	(34)	(20)	(54)	2	0
Pay(5)	CAONREPO	3.500	Annual	03/19/2026		4,100	0	(8)	(8)	0	0
Pay(5)	CAONREPO	3.500	Annual	06/19/2026		22,300	(15)	1	(14)	0	(2)
Pay(5)	CAONREPO	3.898	Annual	06/19/2026		5,700	(1)	13	12	0	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026		5,100	0	11	11	0	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		2,290	27	0	27	1	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028		7,200	(14)	(42)	(56)	0	(2)
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		1,200	(79)	1	(78)	0	(1)
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		600	(62)	4	(58)	0	(1)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		200	1	(2)	(1)	0	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		510	(3)	(7)	(10)	1	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		900	9	6	15	4	0
Receive(5)	RBACOR	4.335	Annual	09/25/2024	AUD	7,900	0	1	1	0	0

							$(415)	$(2,132)	$(2,547)	$271	$(354)

Total Swap Agreements							$1,417	$(2,274)	$(857)	$275	$(366)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$247	$275	$522	$0	$(75)	$(366)	$(441)

(j)

Securities with an aggregate market value of $1,332 and cash of $5,294 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024	NZD	243		$149	$1	$0
	08/2024		$149	NZD	243	0	(1)
	10/2024		970	CNH	6,943	0	(11)

BOA	07/2024	KRW	827,058		$605	5	0
	07/2024	PLN	21		5	0	0
	07/2024		$139	AUD	209	1	0
	07/2024		186	EUR	173	0	(1)
	07/2024		101	PLN	402	0	(1)
	02/2025	CNH	214		$30	0	0
	04/2025	DKK	5,100		752	8	0

BPS	07/2024	AUD	329		218	0	(1)
	07/2024	BRL	830		165	17	0
	07/2024	CNY	845		119	2	0
	07/2024	EUR	981		1,056	5	0
	07/2024	JPY	35,400		227	7	0
	07/2024	KRW	821,003		598	3	0
	07/2024		$165	AUD	249	1	0
	07/2024		149	BRL	830	0	(1)
	07/2024		666	CAD	909	0	(1)
	07/2024		119	CNH	861	0	(1)
	07/2024		1,085	CNY	7,722	0	(6)
	07/2024		2,708	EUR	2,503	0	(27)
	07/2024		1,340	GBP	1,049	0	(14)
	07/2024		100	IDR	1,638,639	0	0
	07/2024		198	NZD	323	0	(2)
	07/2024		1,390	PLN	5,616	7	(3)
	07/2024		102	SEK	1,070	0	(1)
	07/2024		1,535	SGD	2,082	0	0
	08/2024	SGD	2,079		$1,535	0	0
	08/2024		$96	AUD	145	0	0
	09/2024	COP	409,680		$102	5	0
	09/2024	INR	42,010		502	0	0
	09/2024	TWD	27,706		861	7	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2024		$2,714	CNH	19,420	$0	$(38)
	09/2024		151	INR	12,601	0	0
	09/2024		328	MXN	6,107	2	0
	09/2024		74	TWD	2,376	0	(1)
	10/2024		2,236	CNH	16,014	0	(24)
	12/2024		70		502	0	0
	01/2025	CNH	771		$108	1	0
	04/2025	BRL	2,000		358	11	0

BRC	07/2024	CNH	939		130	1	0
	07/2024	CNY	158		22	0	0
	07/2024	DKK	2,368		345	5	0
	07/2024	JPY	254,400		1,641	60	0
	07/2024	MXN	1,713		93	0	(1)
	07/2024	SGD	403		298	1	0
	07/2024		$130	CAD	178	0	0
	07/2024		561	CHF	500	0	(4)
	07/2024		44	CNY	316	0	0
	07/2024		142	NOK	1,491	0	(2)
	07/2024		330	PLN	1,311	0	(4)
	09/2024	JPY	520,000		$3,302	32	(4)
	09/2024	MXN	1,063		57	0	(1)
	09/2024	TRY	2,259		61	0	(4)
	09/2024		$38	CLP	34,883	0	(1)
	09/2024		130	CNH	935	0	(1)
	09/2024		277	MXN	5,268	8	0
	10/2024		176	CNH	1,261	0	(2)
	10/2024		630	JPY	94,997	0	(32)
	02/2025		30	CNH	214	0	0
	04/2025	JPY	45,000		$307	16	0
	05/2025		40,000		274	13	0

BSH	07/2024	BRL	1,400		278	27	0
	07/2024		$252	BRL	1,400	0	(1)

CBK	07/2024	BRL	4,840		$871	5	0
	07/2024	CHF	240		264	0	(3)
	07/2024	CNY	2,398		337	5	0
	07/2024	PEN	1,283		339	5	0
	07/2024	SEK	15,176		1,430	1	(2)
	07/2024		$888	BRL	4,840	0	(22)
	07/2024		130	CNH	942	0	(1)
	07/2024		417	CNY	2,972	0	(5)
	07/2024		394	DKK	2,740	0	(1)
	07/2024		431	GBP	338	0	(4)
	07/2024		76	KRW	103,053	0	(1)
	07/2024		168	PEN	641	0	(1)
	07/2024		236	PLN	936	0	(3)
	07/2024		389	THB	14,231	0	(1)
	08/2024	BRL	4,856		$888	23	0
	08/2024	CAD	128		94	0	0
	09/2024	COP	372,058		93	4	0
	09/2024	TWD	10,305		320	2	0
	09/2024		$41	CLP	37,108	0	(1)
	09/2024		962	INR	80,463	1	(1)
	10/2024		140	JPY	20,000	0	(14)
	01/2025		108	CNH	771	0	(1)
	01/2026	JPY	20,000		$147	14	0

DUB	07/2024	AUD	166		110	0	(1)
	07/2024	KRW	408,363		297	1	0
	07/2024		$237	CLP	219,012	0	(4)
	07/2024		354	MYR	1,667	0	0
	07/2024		250	PLN	981	0	(6)
	08/2024	BRL	540		$105	9	0
	09/2024		$52	CLP	47,406	0	(1)
	10/2024		365	JPY	55,003	0	(19)
	04/2025	JPY	65,000		$444	23	0

FAR	07/2024	AUD	387		258	0	0
	07/2024	NZD	466		284	0	0
	07/2024		$24	AUD	37	0	0
	07/2024		13,745	JPY	2,146,494	0	(404)
	07/2024		204	NZD	331	0	(2)
	08/2024		258	AUD	387	0	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2024		$284	NZD	466	$0	$0

GLM	07/2024	BRL	2,300		$429	18	0
	07/2024	CNY	64		9	0	0
	07/2024	MXN	1,825		98	0	(1)
	07/2024		$425	BRL	2,300	0	(14)
	07/2024		18	CNY	127	0	0
	07/2024		325	EUR	300	0	(4)
	07/2024		48	MYR	224	0	0
	07/2024		149	PLN	590	0	(3)
	07/2024		526	TRY	17,988	16	0
	07/2024		441	ZAR	8,061	2	0
	08/2024		892	BRL	4,576	0	(76)
	09/2024		448	TRY	17,893	61	0
	10/2024		129	CNH	929	0	(1)
	10/2024		411	JPY	60,000	0	(33)
	04/2025	BRL	5,100		$918	34	0
	06/2025	JPY	20,000		133	3	0
	01/2026		40,000		297	30	0

IND	07/2024	CNY	3,071		431	8	0
	07/2024		$862	CNY	6,144	0	(9)
	07/2024		151	JPY	23,700	0	(4)

JPM	07/2024	BRL	939		$181	14	0
	07/2024	CHF	79		87	0	(1)
	07/2024	CNY	814		114	1	0
	07/2024	EUR	517		553	0	0
	07/2024	KRW	503,976		365	0	0
	07/2024	PLN	20		5	0	0
	07/2024	SGD	1,679		1,246	8	0
	07/2024		$169	BRL	939	0	(1)
	07/2024		1,066	CHF	950	0	(9)
	07/2024		64	CLP	58,598	0	(2)
	07/2024		79	DKK	550	0	0
	07/2024		129	GBP	102	0	0
	07/2024		981	IDR	15,914,957	0	(9)
	07/2024		50	ILS	184	0	(1)
	07/2024		99	PLN	388	0	(3)
	07/2024		829	ZAR	15,270	9	0
	08/2024	CHF	518		$579	1	0
	08/2024	DKK	549		79	0	0
	08/2024		$114	CNY	815	0	0
	09/2024	TWD	16,430		$510	4	0
	09/2024		$74	BRL	403	0	(2)
	09/2024		135	INR	11,277	0	0
	09/2024		653	MXN	11,824	0	(15)
	10/2024	JPY	60,000		$481	103	0
	10/2024		$896	CNH	6,411	0	(10)
	12/2024	CNH	502		$70	0	0
	04/2025	BRL	100		18	0	0

MBC	07/2024	CAD	1,001		731	0	(1)
	07/2024	CNH	858		119	1	0
	07/2024	EUR	426		460	4	0
	07/2024	GBP	2,299		2,909	2	0
	07/2024	IDR	7,661,395		465	0	(4)
	07/2024	JPY	1,902,195		11,894	71	0
	07/2024	NOK	1,159		109	0	0
	07/2024		$890	CHF	793	0	(7)
	07/2024		123	CZK	2,827	0	(2)
	07/2024		340	DKK	2,365	0	0
	07/2024		72	EUR	67	0	0
	07/2024		1,032	GBP	810	0	(8)
	07/2024		137	JPY	21,700	0	(2)
	07/2024		889	SEK	9,250	0	(16)
	08/2024		731	CAD	1,000	1	0
	08/2024		2,909	GBP	2,299	0	(3)
	08/2024		10,095	JPY	1,613,109	0	(21)
	08/2024		109	NOK	1,159	0	0
	09/2024		1,002	CNH	7,213	0	(8)
	09/2024		87	TWD	2,804	0	(1)
	10/2024	JPY	170,000		$1,363	292	0
	10/2024		$93	CNH	668	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	01/2025	DKK	1,400		$205	$2	$0
	04/2025		6,352		931	4	(1)

MYI	07/2024	BRL	3,270		633	48	0
	07/2024	EUR	941		1,009	1	0
	07/2024	HUF	26,912		72	0	0
	07/2024	NOK	331		31	0	0
	07/2024		$588	BRL	3,270	0	(3)
	07/2024		313	CNY	2,227	0	(2)
	07/2024		54	DKK	377	0	0
	07/2024		250	NZD	408	0	(2)
	07/2024		460	SEK	4,862	0	(2)
	08/2024	DKK	377		$54	0	0
	08/2024	SEK	4,854		460	2	0
	08/2024		$31	NOK	331	0	0
	09/2024	JPY	630,000		$4,015	49	0
	09/2024	TWD	6,536		204	2	0
	09/2024		$83	INR	6,983	0	0

RBC	07/2024		258	AUD	387	0	0
	07/2024		732	EUR	674	0	(10)

SCX	07/2024	CNY	4,462		$626	12	0
	07/2024	EUR	619		665	2	0
	07/2024	KRW	454,068		333	4	0
	07/2024		$741	CNY	5,276	0	(14)
	09/2024	CNH	1,064		$148	1	0
	09/2024	TWD	9,501		295	2	0
	09/2024		$62	CNH	442	0	(1)
	09/2024		766	INR	64,127	1	0
	09/2024		97	TWD	3,103	0	(1)
	10/2024		220	CNH	1,578	0	(2)

SSB	07/2024	COP	258,426		$65	3	0
	09/2024		162,972		41	2	0
	09/2024		$107	CLP	98,369	0	(2)

TOR	07/2024	NZD	353		$216	1	0
	08/2024		$216	NZD	353	0	(1)

UAG	07/2024	CHF	1,924		$2,129	0	(12)
	07/2024	DKK	3,665		532	6	0
	07/2024		$69	ILS	255	0	(1)

Total Forward Foreign Currency Contracts						$1,164	$(1,015)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	50	$6	$13
	Call - OTC USD versus CNH		7.400	12/06/2024	20	2	3
	Call - OTC USD versus CNH		7.325	01/14/2025	10	1	2
	Call - OTC USD versus CNH		7.400	01/14/2025	20	1	2
	Call - OTC USD versus CNH		7.400	01/23/2025	30	3	4

BRC	Call - OTC USD versus CNH		7.300	02/14/2025	20	2	3

CBK	Call - OTC USD versus CNH		7.300	01/14/2025	30	3	5
	Call - OTC USD versus CNH		7.450	02/14/2025	30	3	3

MBC	Call - OTC USD versus CNH		7.375	02/14/2025	20	2	3

						$23	$38

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	2,500	$5	$6
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.930	06/23/2025	500	18	22

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	100	4	5

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	1,800	5	4
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.065	06/24/2025	400	12	15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.960	06/25/2025	700	24	30
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	100	4	5

							$72	$87

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	300	$23	$144

Total Purchased Options						$118	$269

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	2,500	$(2)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	06/23/2025	1,900	(18)	(21)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(23)	(119)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	09/25/2025	400	(4)	(5)

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	1,800	(3)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.400	06/24/2025	1,500	(12)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.280	06/25/2025	800	(8)	(9)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.300	06/25/2025	1,900	(17)	(20)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.330	09/25/2025	400	(4)	(5)

GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	1,000	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	1,000	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	500	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	600	(2)	(4)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(8)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	500	(2)	0

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	900	(1)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	900	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	250	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	250	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	250	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	250	(1)	(1)

Total Written Options							$(121)	$(211)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.364%	$290	$(9)	$0	$0	$(9)

MYC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	290	(8)	0	0	(8)

							$(17)	$0	$0	$(17)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.189%	$300	$(7)	$9	$2	$0

CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.189	200	(5)	7	2	0

							$(12)	$16	$4	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	1,500	$	1,130	$7	$(4)	$3	$0

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$	1,191	JPY	176,100	(5)	1	0	(4)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		1,562		228,900	(2)	1	0	(1)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		6,065		888,100	55	5	60	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		1,561		229,200	(5)	1	0	(4)

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		1,291		180,800	67	1	68	0

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		2,942		409,800	159	3	162	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 5.300% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		1,180		174,100	(3)	2	0	(1)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	1,500	$	1,035	0	4	4	0

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029		1,400		966	(5)	4	0	(1)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$	2,471	JPY	344,200	$148	$3	$151	$0

									$416	$21	$448	$(11)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR(8)	3.750%	Quarterly	09/18/2029	MYR 1,250	$(1)	$0	$0	$(1)
	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	1,940	3	(1)	2	0

CBK	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	450	1	0	1	0
	Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034	40	0	0	0	0

GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029	1,190	1	0	1	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	2,160	14	(11)	3	0

JPM	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	480	1	0	1	0
	Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034	800	1	1	2	0

SCX	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029	470	1	0	1	0
	Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034	190	0	0	0	0

							$21	$(11)	$11	$(1)

Total Swap Agreements							$408	$26	$463	$(29)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$1	$0	$3	$4	$(12)	$0	$0	$(12)	$(8)	$0	$(8)
BOA	14	28	0	42	(2)	(21)	0	(23)	19	0	19
BPS	68	168	62	298	(120)	(119)	(10)	(249)	49	0	49
BRC	136	8	70	214	(56)	(5)	0	(61)	153	(30)	123
BSH	27	0	0	27	(1)	0	0	(1)	26	0	26
CBK	60	8	169	237	(61)	0	(1)	(62)	175	0	175
DUB	33	54	0	87	(31)	(48)	0	(79)	8	0	8
FAR	0	0	0	0	(406)	0	0	(406)	(406)	284	(122)
GLM	164	0	0	164	(132)	(11)	(1)	(144)	20	0	20
GST	0	0	155	155	0	0	(9)	(9)	146	0	146
IND	8	0	0	8	(13)	0	0	(13)	(5)	0	(5)
JPM	140	0	3	143	(53)	(1)	0	(54)	89	(260)	(171)
MBC	377	3	0	380	(75)	0	0	(75)	305	(330)	(25)
MYC	0	0	0	0	0	(6)	(8)	(14)	(14)	0	(14)
MYI	102	0	0	102	(9)	0	0	(9)	93	0	93
RBC	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
SCX	22	0	1	23	(18)	0	0	(18)	5	0	5
SSB	5	0	0	5	(2)	0	0	(2)	3	0	3
TOR	1	0	0	1	(1)	0	0	(1)	0	0	0
UAG	6	0	0	6	(13)	0	0	(13)	(7)	0	(7)

Total Over the Counter	$1,164	$269	$463	$1,896	$(1,015)	$(211)	$(29)	$(1,255)

(l)

Securities with an aggregate market value of $284 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$247	$247
Swap Agreements	0	4	0	0	271	275

	$0	$4	$0	$0	$518	$522

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,164	$0	$1,164
Purchased Options	0	0	0	38	231	269
Swap Agreements	0	4	0	448	11	463

	$0	$4	$0	$1,650	$242	$1,896

	$0	$8	$0	$1,650	$760	$2,418

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$75	$75
Swap Agreements	0	12	0	0	354	366

	$0	$12	$0	$0	$429	$441

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,015	$0	$1,015
Written Options	0	0	0	0	211	211
Swap Agreements	0	17	0	11	1	29

	$0	$17	$0	$1,026	$212	$1,255

	$0	$29	$0	$1,026	$641	$1,696

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$13	$13
Futures	0	0	0	0	978	978
Swap Agreements	0	478	0	0	(444)	34

	$0	$478	$0	$0	$547	$1,025

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$390	$0	$390
Purchased Options	0	0	0	0	(24)	(24)
Written Options	0	0	0	12	81	93
Swap Agreements	0	2	0	1	(21)	(18)

	$0	$2	$0	$403	$36	$441

	$0	$480	$0	$403	$583	$1,466

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,526	$1,526
Swap Agreements	0	(169)	0	0	(2,584)	(2,753)

	$0	$(169)	$0	$0	$(1,058)	$(1,227)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$283	$0	$283
Purchased Options	0	0	0	15	44	59
Written Options	0	0	0	13	74	87
Swap Agreements	0	1	0	14	49	64

	$0	$1	$0	$325	$167	$493

	$0	$(168)	$0	$325	$(891)	$(734)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$56	$0	$56
Australia
Sovereign Issues	0	263	0	263
Bermuda
Asset-Backed Securities	0	502	0	502
Brazil
Sovereign Issues	0	1,192	0	1,192
Canada
Corporate Bonds & Notes	0	168	0	168
Sovereign Issues	0	1,711	0	1,711
Cayman Islands
Asset-Backed Securities	0	5,493	0	5,493
Corporate Bonds & Notes	0	254	0	254
Sovereign Issues	0	202	0	202
Chile
Sovereign Issues	0	198	0	198
Denmark
Corporate Bonds & Notes	0	2,183	0	2,183
France
Corporate Bonds & Notes	0	308	0	308
Sovereign Issues	0	3,508	0	3,508
Germany
Corporate Bonds & Notes	0	1,968	0	1,968
Hungary
Sovereign Issues	0	207	0	207
Ireland
Asset-Backed Securities	0	2,969	0	2,969
Corporate Bonds & Notes	0	197	0	197
Non-Agency Mortgage-Backed Securities	0	224	0	224

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Israel
Sovereign Issues	$0	$568	$0	$568
Italy
Corporate Bonds & Notes	0	506	0	506
Sovereign Issues	0	2,145	0	2,145
Japan
Corporate Bonds & Notes	0	303	0	303
Sovereign Issues	0	5,601	0	5,601
Jersey, Channel Islands
Asset-Backed Securities	0	500	0	500
Luxembourg
Sovereign Issues	0	5,454	0	5,454
Norway
Sovereign Issues	0	187	0	187
Peru
Sovereign Issues	0	221	0	221
Poland
Sovereign Issues	0	614	0	614
Qatar
Corporate Bonds & Notes	0	167	0	167
Romania
Sovereign Issues	0	1,101	0	1,101
Saudi Arabia
Sovereign Issues	0	1,574	0	1,574
Serbia
Sovereign Issues	0	167	0	167
Singapore
Sovereign Issues	0	1,052	0	1,052
South Korea
Sovereign Issues	0	1,979	0	1,979

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Schedule of Investments	PIMCO Global Bond Opportunities Portfolio (Unhedged)	(Cont.)	June 30, 2024	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Spain
Corporate Bonds & Notes	$0	$387	$0	$387
Sovereign Issues	0	107	0	107
Supranational
Corporate Bonds & Notes	0	1,209	0	1,209
Sovereign Issues	0	740	0	740
Switzerland
Corporate Bonds & Notes	0	1,500	0	1,500
United Arab Emirates
Sovereign Issues	0	407	0	407
United Kingdom
Corporate Bonds & Notes	0	2,189	0	2,189
Non-Agency Mortgage-Backed Securities	0	2,456	0	2,456
United States
Asset-Backed Securities	0	4,912	2	4,914
Corporate Bonds & Notes	0	4,191	0	4,191
Municipal Bonds & Notes	0	193	0	193
Non-Agency Mortgage-Backed Securities	0	11,943	206	12,149
U.S. Government Agencies	0	52,861	0	52,861
U.S. Treasury Obligations	0	12,234	0	12,234
Short-Term Instruments
Commercial Paper	0	2,841	0	2,841
Repurchase Agreements	0	517	0	517
Hungary Treasury Bills	0	176	0	176
Japan Treasury Bills	0	8,203	0	8,203

	$0	$150,808	$208	$151,016

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,890	$0	$0	$8,890

Total Investments	$8,890	$150,808	$208	$159,906

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(18,781)	$0	$(18,781)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	180	342	0	522
Over the counter	0	1,896	0	1,896

	$180	$2,238	$0	$2,418

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(73)	(368)	0	(441)
Over the counter	0	(1,255)	0	(1,255)

	$(73)	$(1,623)	$0	$(1,696)

Total Financial Derivative Instruments	$107	$615	$0	$722

Totals	$8,997	$132,642	$208	$141,847

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Bond Opportunities Portfolio (Unhedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Notes to Financial Statements	(Cont.)

(depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference

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rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not

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Notes to Financial Statements	(Cont.)

reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and

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procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates.

Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at

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www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$5,894	$42,697	$(39,700)	$(1)	$0	$8,890	$97	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or

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Notes to Financial Statements	(Cont.)

equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

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Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In

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Notes to Financial Statements	(Cont.)

periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

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(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective

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Notes to Financial Statements	(Cont.)

swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced

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obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

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Notes to Financial Statements	(Cont.)

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the

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protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	43

Notes to Financial Statements	(Cont.)

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security

44	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo

Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	45

Notes to Financial Statements	(Cont.)

terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the

Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom

46	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$457,621	$450,391	$20,458	$21,073

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	133	$1,249	143	$1,344

Administrative Class	1,358	12,761	2,930	27,650

Advisor Class	206	1,937	269	2,516

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	47

Notes to Financial Statements	(Cont.)	June 30, 2024	(Unaudited)

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Issued as reinvestment of distributions

Institutional Class	17	$157	35	$324

Administrative Class	161	1,508	315	2,943

Advisor Class	40	377	80	747
Cost of shares redeemed

Institutional Class	(118)	(1,109)	(204)	(1,907)

Administrative Class	(1,135)	(10,650)	(2,136)	(20,018)

Advisor Class	(151)	(1,423)	(323)	(3,015)

Net increase (decrease) resulting from Portfolio share transactions	511	$4,807	1,109	$10,584

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 40% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$368	$934

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$149,555	$5,164	$(13,873)	$(8,709)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

48	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira

COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar

CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	RBACOR	Australia Interbank Overnight Cash Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	THOR	Thai Overnight Baht Repurchase Rate

CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	NIBOR	Norwegian Interbank Offered Rate

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate

CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	49

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT08FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Global Core Bond (Hedged) Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests.

For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Core Bond (Hedged) Portfolio	05/02/11	—	05/02/11	—	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Global Core Bond (Hedged) Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Administrative Class

01/01/2024 - 06/30/2024+	$8.79	$0.13	$(0.07)	$0.06	$(0.14)	$0.00	$0.00	$(0.14)

12/31/2023	8.33	0.19	0.46	0.65	(0.11)	0.00	(0.08)	(0.19)

12/31/2022	9.65	0.15	(1.27)	(1.12)	(0.14)	(0.06)	0.00	(0.20)

12/31/2021	10.08	0.16	(0.30)	(0.14)	(0.22)	(0.07)	0.00	(0.29)

12/31/2020	9.93	0.20	0.57	0.77	(0.62)	0.00	0.00	(0.62)

12/31/2019	9.41	0.21	0.53	0.74	(0.22)	0.00	0.00	(0.22)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.71	0.72%	$86,381	1.11	%*	1.11	%*	0.71	%*	0.71	%*	3.04	%*	303%

8.79	7.97	93,851	0.87		0.87		0.71		0.71		2.29		791

8.33	(11.63)	98,735	0.77		0.77		0.71		0.71		1.66		449

9.65	(1.41)	129,638	0.73		0.73		0.71		0.71		1.65		364

10.08	8.10	92,145	0.78		0.78		0.71		0.71		1.98		665

9.93	7.88	97,876	0.84		0.84		0.71		0.71		2.19		375

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Global Core Bond (Hedged) Portfolio	June 30, 2024 (Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$104,869
Investments in Affiliates	1,516
Financial Derivative Instruments
Exchange-traded or centrally cleared	265
Over the counter	1,461
Deposits with counterparty	2,687
Foreign currency, at value	657
Receivable for investments sold	11,815
Receivable for investments sold on a delayed-delivery basis	1,332
Receivable for TBA investments sold	45,666
Interest and/or dividends receivable	574
Dividends receivable from Affiliates	2
Total Assets	170,844

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$741
Payable for sale-buyback transactions	5,764
Payable for short sales	8,669
Financial Derivative Instruments
Exchange-traded or centrally cleared	211
Over the counter	499
Payable for investments purchased	10,693
Payable for investments in Affiliates purchased	3
Payable for TBA investments purchased	56,949
Deposits from counterparty	823
Payable for Portfolio shares redeemed	43
Overdraft due to custodian	20
Accrued investment advisory fees	16
Accrued supervisory and administrative fees	21
Accrued servicing fees	10
Other liabilities	1
Total Liabilities	84,463

Commitments and Contingent Liabilities^

Net Assets	$86,381

Net Assets Consist of:

Paid in capital	$98,742
Distributable earnings (accumulated loss)	(12,361)

Net Assets	$86,381

Net Assets:

Administrative Class	$86,381

Shares Issued and Outstanding:

Administrative Class	9,920

Net Asset Value Per Share Outstanding(a):

Administrative Class	$8.71

Cost of investments in securities	$113,592
Cost of investments in Affiliates	$1,516
Cost of foreign currency held	$660
Proceeds received on short sales	$8,728
Cost or premiums of financial derivative instruments, net	$871

* Includes repurchase agreements of:	$737

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Core Bond (Hedged) Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:
Interest	$1,800
Dividends from Investments in Affiliates	41
Total Income	1,841

Expenses:

Investment advisory fees	111
Supervisory and administrative fees	137
Distribution and/or servicing fees - Administrative Class	66
Trustee fees	2
Interest expense	179
Total Expenses	495

Net Investment Income (Loss)	1,346

Net Realized Gain (Loss):

Investments in securities	(1,824)
Investments in Affiliates	3
Exchange-traded or centrally cleared financial derivative instruments	369
Over the counter financial derivative instruments	1,406
Foreign currency	(10)

Net Realized Gain (Loss)	(56)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(1,920)
Investments in Affiliates	(3)
Exchange-traded or centrally cleared financial derivative instruments	(538)
Over the counter financial derivative instruments	1,742
Foreign currency assets and liabilities	(15)

Net Change in Unrealized Appreciation (Depreciation)	(734)

Net Increase (Decrease) in Net Assets Resulting from Operations	$556

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Global Core Bond (Hedged) Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,346	$2,199
Net realized gain (loss)	(56)	(2,392)
Net change in unrealized appreciation (depreciation)	(734)	7,407

Net Increase (Decrease) in Net Assets Resulting from Operations	556	7,214

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(1,458)	(1,341)

Tax basis return of capital
Administrative Class	0	(873)

Total Distributions(a)	(1,458)	(2,214)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(6,568)	(9,884)

Total Increase (Decrease) in Net Assets	(7,470)	(4,884)

Net Assets:

Beginning of period	93,851	98,735
End of period	$86,381	$93,851

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 121.4%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$35	$19
3.625% due 07/09/2035 þ		24	11

Total Argentina (Cost $31)			30

AUSTRALIA 0.2%

SOVEREIGN ISSUES 0.2%

Australia Government International Bond
1.000% due 12/21/2030	AUD	100	55
1.750% due 06/21/2051		50	19
2.500% due 05/21/2030		100	61

Total Australia (Cost $189)			135

BRAZIL 0.9%

SOVEREIGN ISSUES 0.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	4,900	811

Total Brazil (Cost $840)			811

CANADA 2.8%

CORPORATE BONDS & NOTES 0.4%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$72	66

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	100	102

Royal Bank of Canada
4.851% due 12/14/2026		$200	199

			367

SOVEREIGN ISSUES 2.4%

Canada Government Bond
1.500% due 12/01/2044 (e)	CAD	139	97
2.750% due 12/01/2033		800	573

Export Development Canada
7.130% due 03/11/2029	INR	13,500	162

Province of British Columbia
4.150% due 06/18/2034	CAD	400	291

Province of Ontario
3.650% due 06/02/2033		500	352

Province of Quebec
3.600% due 09/01/2033		800	560

			2,035

Total Canada (Cost $2,443)			2,402

CAYMAN ISLANDS 5.1%

ASSET-BACKED SECURITIES 4.7%

522 Funding CLO Ltd.
6.626% due 10/20/2031 •		$315	315

Apidos CLO
6.489% due 07/18/2029 •		171	172

Arbor Realty Commercial Real Estate Notes Ltd.
6.783% due 01/15/2037 •		300	299

Brightspire Capital Ltd.
6.603% due 08/19/2038 •		290	287

Carlyle Global Market Strategies CLO Ltd.
6.534% due 08/14/2030 •		118	118

Carlyle U.S. CLO Ltd.
6.586% due 04/20/2031 •		254	254

Catamaran CLO Ltd.
6.686% due 04/22/2030 •		139	139

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crestline Denali CLO Ltd.
6.616% due 04/20/2030 •		$161	$162

Dryden CLO Ltd.
6.569% due 01/17/2032 •		298	298

LoanCore Issuer Ltd.
6.883% due 01/17/2037 •		299	299

M360 Ltd.
6.958% due 11/22/2038 •		208	204

MF1 Multifamily Housing Mortgage Loan Trust
6.293% due 07/15/2036 •		19	19

Rad CLO Ltd.
0.000% due 04/25/2032 •		500	501

Sound Point CLO Ltd.
6.565% due 07/25/2030 •		81	81
6.566% due 10/20/2030 •		151	152

Starwood Commercial Mortgage Trust
6.646% due 04/18/2038 •		175	172

Vibrant CLO Ltd.
6.626% due 09/15/2030 •		78	78

Voya CLO Ltd.
6.525% due 07/20/2032 •		500	501

			4,051

CORPORATE BONDS & NOTES 0.2%

Sands China Ltd.
5.400% due 08/08/2028		200	196

SOVEREIGN ISSUES 0.2%

KSA Sukuk Ltd.
5.268% due 10/25/2028		200	202

Total Cayman Islands (Cost $4,458)			4,449

CHINA 0.0%

SOVEREIGN ISSUES 0.0%

China Government International Bond
3.190% due 04/15/2053	CNY	100	16

Total China (Cost $14)			16

DENMARK 2.6%

CORPORATE BONDS & NOTES 2.6%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	303	32

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		840	96

Nykredit Realkredit AS
1.000% due 04/01/2025		10,400	1,470
1.500% due 10/01/2052		1	0

Realkredit Danmark AS
1.000% due 01/01/2025		1,100	156
1.000% due 04/01/2025		3,200	452

Total Denmark (Cost $2,257)			2,206

FRANCE 2.0%

CORPORATE BONDS & NOTES 0.4%

Societe Generale SA
6.691% due 01/10/2034 •		$300	310

SOVEREIGN ISSUES 1.6%

France Government International Bond
0.500% due 05/25/2072	EUR	100	38
0.750% due 05/25/2052		1,100	589
2.000% due 05/25/2048		300	238
3.000% due 06/25/2049		300	288
3.250% due 05/25/2045		200	203

			1,356

Total France (Cost $2,671)			1,666

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 1.1%

CORPORATE BONDS & NOTES 0.6%

Deutsche Bank AG
1.375% due 02/17/2032 •	EUR	300	$268
1.625% due 01/20/2027		100	101
1.750% due 11/19/2030 •		200	189

			558

SOVEREIGN ISSUES 0.5%

Bundesrepublik Deutschland Bundesanleihe
2.300% due 02/15/2033		400	424

Total Germany (Cost $1,129)			982

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$200	207

Total Hungary (Cost $199)			207

IRELAND 2.5%

ASSET-BACKED SECURITIES 2.3%

Arbour CLO DAC
5.114% due 05/15/2038 •	EUR	450	482

BlueMountain Fuji EUR CLO DAC
4.626% due 01/15/2031 •		248	265

Cairn CLO DAC
4.686% due 10/15/2031 •		250	266

CVC Cordatus Loan Fund DAC
4.556% due 10/15/2031 •		241	258

Harvest CLO DAC
4.666% due 07/15/2031 •		248	266

Jubilee CLO DAC
4.516% due 04/15/2030 •		100	107

Segovia European CLO DAC
4.777% due 07/20/2032 •		300	319

			1,963

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
1.650% due 10/29/2024		$200	197

Total Ireland (Cost $2,353)			2,160

ISRAEL 0.7%

SOVEREIGN ISSUES 0.7%

Israel Government International Bond
2.000% due 03/31/2027	ILS	400	99
3.800% due 05/13/2060		$200	129
5.375% due 03/12/2029		200	197
5.500% due 03/12/2034		200	191

Total Israel (Cost $725)			616

ITALY 1.7%

CORPORATE BONDS & NOTES 0.5%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	101
2.625% due 04/28/2025		100	105

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$200	214

			420

SOVEREIGN ISSUES 1.2%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		200	199

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Italy Buoni Poliennali Del Tesoro
3.800% due 04/15/2026	EUR	400	$431

Italy Government International Bond
6.000% due 08/04/2028	GBP	300	389

			1,019

Total Italy (Cost $1,586)			1,439

JAPAN 3.8%

CORPORATE BONDS & NOTES 0.4%

Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028		$300	303

SOVEREIGN ISSUES 3.4%

Japan Government International Bond
0.100% due 01/01/2026	JPY	50,000	310
0.100% due 03/10/2028 (e)		129,241	840
0.500% due 03/20/2049		175,000	765
0.700% due 12/20/2048		104,000	482
0.700% due 06/20/2051		11,000	49
1.500% due 09/20/2043		80,000	473
1.800% due 03/20/2054		2,400	14

			2,933

Total Japan (Cost $4,953)			3,236

		SHARES
LUXEMBOURG 0.7%

COMMON STOCKS 0.2%

Drillco Holding Lux SA «(b)(f)		6,410	150

Forsea Holding SA «(b)		2,675	62

			212

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 0.5%

FORESEA Holding SA
7.500% due 06/15/2030		$113	106

Greensaif Pipelines Bidco SARL
6.510% due 02/23/2042		300	312

			418

Total Luxembourg (Cost $504)			630

MALAYSIA 1.2%

CORPORATE BONDS & NOTES 0.5%

Petronas Capital Ltd.
2.480% due 01/28/2032		$500	416

SOVEREIGN ISSUES 0.7%

Malaysia Government International Bond
3.519% due 04/20/2028	MYR	2,831	599

Total Malaysia (Cost $1,108)			1,015

MEXICO 0.1%

SOVEREIGN ISSUES 0.1%

Mexico Government International Bond
4.490% due 05/25/2032	EUR	100	106

Total Mexico (Cost $109)			106

NETHERLANDS 1.3%

CORPORATE BONDS & NOTES 0.2%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$200	202

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Domi BV
4.708% due 11/15/2052 •	EUR	271	$291

Dutch Property Finance BV
4.514% due 07/28/2058 •		373	400

Jubilee Place BV
4.888% due 10/17/2057 ~		232	249

			940

Total Netherlands (Cost $1,248)			1,142

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	100	50

Total New Zealand (Cost $69)			50

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	100	62

Total Norway (Cost $73)			62

POLAND 0.8%

SOVEREIGN ISSUES 0.8%

Poland Government International Bond
3.875% due 02/14/2033	EUR	200	221
4.625% due 03/18/2029		$200	198
4.875% due 10/04/2033		100	97
5.125% due 09/18/2034		200	197

Total Poland (Cost $711)			713

ROMANIA 1.3%

SOVEREIGN ISSUES 1.3%

Romania Government International Bond
1.375% due 12/02/2029	EUR	90	80
1.750% due 07/13/2030		200	175
2.000% due 04/14/2033		50	40
2.125% due 03/07/2028		100	99
2.750% due 04/14/2041		150	105
2.875% due 04/13/2042		100	70
5.000% due 09/27/2026		300	328
5.250% due 05/30/2032		100	104
5.625% due 05/30/2037		100	103

Total Romania (Cost $1,350)			1,104

SAUDI ARABIA 1.0%

SOVEREIGN ISSUES 1.0%

Saudi Government International Bond
3.250% due 10/22/2030		$200	180
4.750% due 01/18/2028		200	198
4.750% due 01/16/2030		200	197
4.875% due 07/18/2033		300	293

Total Saudi Arabia (Cost $883)			868

SERBIA 0.1%

SOVEREIGN ISSUES 0.1%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	91

Total Serbia (Cost $116)			91

SINGAPORE 0.8%

SOVEREIGN ISSUES 0.8%

Singapore Government International Bond
1.875% due 10/01/2051	SGD	30	17

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 08/01/2036	SGD	130	$87
3.250% due 06/01/2054		812	620

Total Singapore (Cost $708)			724

SOUTH KOREA 3.5%

SOVEREIGN ISSUES 3.5%

Korea Government International Bond
2.000% due 06/10/2031	KRW	228,560	153
2.125% due 06/10/2027		125,000	88
2.375% due 12/10/2027		150,000	106
2.375% due 12/10/2028		1,545,240	1,083
2.625% due 06/10/2028		514,810	366
3.250% due 03/10/2028		263,400	192
3.250% due 09/10/2042		86,160	63
4.250% due 12/10/2032		1,084,050	843
5.500% due 03/10/2028		150,000	117

Total South Korea (Cost $3,468)			3,011

SPAIN 0.5%

SOVEREIGN ISSUES 0.5%

Spain Government International Bond
3.450% due 07/30/2066	EUR	500	475

Total Spain (Cost $865)			475

SWITZERLAND 1.3%

CORPORATE BONDS & NOTES 1.3%

UBS Group AG
4.194% due 04/01/2031 •		$250	233
4.282% due 01/09/2028		250	240
4.923% due 01/16/2026 ~	EUR	120	129
5.699% due 02/08/2035 •		$200	200
9.016% due 11/15/2033 •		250	302

Total Switzerland (Cost $1,145)			1,104

UNITED ARAB EMIRATES 0.2%

CORPORATE BONDS & NOTES 0.2%

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		$200	203

Total United Arab Emirates (Cost $199)			203

UNITED KINGDOM 6.3%

CORPORATE BONDS & NOTES 3.5%

Barclays PLC
4.972% due 05/16/2029 •		$400	392

HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	400	453
5.719% due 03/04/2035 •		$300	302

Nationwide Building Society
2.972% due 02/16/2028 •		300	281

NatWest Group PLC
5.516% due 09/30/2028 •		300	300
5.778% due 03/01/2035 •		300	301

NatWest Markets PLC
0.125% due 11/12/2025	EUR	100	102

Santander U.K. Group Holdings PLC
6.534% due 01/10/2029 •		$200	206

Standard Chartered PLC
1.822% due 11/23/2025 •		200	197
2.608% due 01/12/2028 •		200	185
2.678% due 06/29/2032 •		400	327

			3,046

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%

Alba PLC
5.542% due 11/25/2042 •	GBP	143	178

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eurosail PLC
6.303% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	210	$266

Ripon Mortgages PLC
5.934% due 08/28/2056 •		623	788

RMAC Securities PLC
5.523% due 06/12/2044 •		147	180

Towd Point Mortgage Funding
6.583% due 07/20/2045 •		188	238

			1,650

SOVEREIGN ISSUES 0.9%

United Kingdom Gilt
0.625% due 10/22/2050		400	202
1.250% due 07/31/2051		500	306
1.500% due 07/31/2053		100	64
1.750% due 01/22/2049		100	73
4.375% due 07/31/2054		100	120

			765

Total United Kingdom (Cost $6,393)			5,461

UNITED STATES 76.6%

ASSET-BACKED SECURITIES 4.0%

Argent Securities Trust
5.760% due 07/25/2036 •		$318	85
5.780% due 05/25/2036 •		553	133

Avis Budget Rental Car Funding AESOP LLC
1.660% due 02/20/2028		300	275

Countrywide Asset-Backed Certificates Trust
4.513% due 07/25/2036 «~		3	2
5.600% due 07/25/2037 •		54	50
7.335% due 07/25/2035 •		700	676

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.281% due 03/25/2037 þ		211	73

First Franklin Mortgage Loan Trust
6.735% due 07/25/2034 •		22	22

GSAA Home Equity Trust
6.360% due 08/25/2037 •		7	6

Home Equity Mortgage Loan Asset-Backed Trust
5.700% due 04/25/2037 •		199	133

LCCM Trust
6.643% due 12/13/2038 •		311	304

MASTR Asset-Backed Securities Trust
5.670% due 05/25/2037 •		103	99

Morgan Stanley ABS Capital, Inc. Trust
5.690% due 10/25/2036 •		448	239

Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 «~		9	8

New Century Home Equity Loan Trust
3.650% due 06/20/2031 ~		235	212

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.090% due 02/25/2036 •		274	248

Option One Mortgage Loan Trust
5.600% due 03/25/2037 •		40	35

PRET LLC
1.843% due 09/25/2051 þ		198	191

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		363	113

SMB Private Education Loan Trust
1.290% due 07/15/2053		68	62
6.543% due 07/15/2053 •		34	34
6.783% due 02/16/2055 •		192	193

Structured Asset Investment Loan Trust
7.185% due 10/25/2034 •		232	240

Terwin Mortgage Trust
6.400% due 11/25/2033 •		3	3

			3,436

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 4.7%

Athene Global Funding
6.585% (SOFRINDX + 1.210%) due 03/25/2027 ~		$200	$201

Bank of America Corp.
5.288% due 04/25/2034 •		100	99

Bayer U.S. Finance LLC
4.250% due 12/15/2025		300	294

Boeing Co.
6.388% due 05/01/2031		100	102

Bristol-Myers Squibb Co.
5.100% due 02/22/2031		100	100

Charter Communications Operating LLC
3.500% due 03/01/2042		100	67
6.384% due 10/23/2035		100	97

Citigroup, Inc.
3.290% due 03/17/2026 •		300	295
5.449% due 06/11/2035 •		300	298
Credit Suisse AG AT1 Claim		300	36

GA Global Funding Trust
2.250% due 01/06/2027		150	139

Goldman Sachs Group, Inc.
5.851% due 04/25/2035 •		200	205

JPMorgan Chase & Co.
2.580% due 04/22/2032 •		100	84
2.595% due 02/24/2026 •		100	98
4.080% due 04/26/2026 •		300	296

Morgan Stanley
2.630% due 02/18/2026 •		200	196

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		300	275

Oracle Corp.
1.650% due 03/25/2026		100	94

Organon & Co.
2.875% due 04/30/2028	EUR	100	101

Pacific Gas & Electric Co.
4.200% due 03/01/2029		$100	95

PacifiCorp
5.300% due 02/15/2031		100	100

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		300	296

Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	100	106
5.125% due 02/13/2031		$100	99

Principal Life Global Funding
1.375% due 01/10/2025		100	98

Wells Fargo & Co.
4.808% due 07/25/2028 •		200	197

			4,068

MUNICIPAL BONDS & NOTES 0.4%

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2024 (d)		100	99

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034		200	167

Texas Natural Gas Securitization Finance Corp. Series 2023
5.169% due 04/01/2041		100	101

			367

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.1%

Angel Oak Mortgage Trust
5.985% due 01/25/2069 þ		475	473

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053		200	176

Banc of America Funding Trust
5.873% due 04/20/2047 •		49	38
6.000% due 07/25/2037		51	41

BCAP LLC Trust
5.880% due 05/25/2047 •		73	68

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BWAY Mortgage Trust
6.693% due 09/15/2036 •	$400	$382

Chase Mortgage Finance Trust
4.808% due 03/25/2037 ~	27	25
5.312% due 07/25/2037 ~	5	3

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	484	384
4.715% due 04/25/2037 ~	26	22
5.500% due 08/25/2035 ~	319	283

Countrywide Home Loan Mortgage Pass-Through Trust
6.250% due 09/25/2036	34	13

Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	77	61
7.043% due 10/15/2037 •	200	195

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.610% due 02/25/2047 •	146	82

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
6.445% due 02/25/2036 þ	43	37

Extended Stay America Trust
6.523% due 07/15/2038 •	363	362

GCAT Trust
3.000% due 04/25/2052 ~	351	291
4.250% due 05/25/2067 ~	474	439

GreenPoint Mortgage Funding Trust
5.920% due 06/25/2045 •	38	27

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	81	64
3.000% due 09/25/2052 ~	538	445

JP Morgan Alternative Loan Trust
4.600% due 12/25/2036 «~	6	5

JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	244	194
3.000% due 01/25/2052 ~	559	464
3.000% due 03/25/2052 ~	511	424
3.000% due 04/25/2052 ~	542	452
3.000% due 05/25/2052 ~	808	671

Merrill Lynch Mortgage Investors Trust
4.303% due 03/25/2036 ~	90	43

Morgan Stanley Mortgage Loan Trust
4.181% due 05/25/2036 ~	61	32
4.801% due 09/25/2035 ~	44	14

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	115	108
2.750% due 11/25/2059 ~	82	76

NYO Commercial Mortgage Trust
6.538% due 11/15/2038 •	300	289

OBX Trust
3.000% due 01/25/2052 ~	253	210

PHH Alternative Mortgage Trust
6.000% due 05/25/2037 «	18	16

PMT Loan Trust
2.500% due 07/25/2051 ~	243	194

Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	48	36

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037 «	19	13

Starwood Mortgage Trust
6.543% due 04/15/2034 •	214	212

Structured Asset Securities Corp.
5.740% due 01/25/2036 •	33	27

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	94	88
2.900% due 10/25/2059 ~	355	332

WaMu Mortgage Pass-Through Certificates Trust
4.168% due 09/25/2036 ~	15	13

		7,824

U.S. GOVERNMENT AGENCIES 45.1%

Fannie Mae
3.500% due 01/01/2059	83	73
5.850% due 06/25/2036 •	3	3

Freddie Mac
0.553% due 01/15/2038 ~(a)	50	3

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 02/01/2046	$176	$154
3.500% due 11/01/2047 - 04/01/2048	154	140
5.793% due 01/15/2038 •	50	50
6.427% due 09/01/2037 •	100	103

Ginnie Mae
3.000% due 04/20/2052 - 12/20/2052	1,875	1,635
6.217% due 09/20/2066 •	230	230
7.288% due 09/20/2066 ~	206	209

Ginnie Mae, TBA
2.500% due 08/01/2054	900	757
3.000% due 07/01/2054 - 08/01/2054	1,000	871

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	429	351
3.000% due 10/01/2049	132	113
3.500% due 10/01/2034 - 07/01/2050	189	172
4.000% due 06/01/2050	54	50
4.500% due 12/01/2033	34	33
6.500% due 10/01/2053 - 04/01/2054	15,383	15,670

Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2054 - 08/01/2054	600	491
4.000% due 08/01/2054	500	458
4.500% due 08/01/2054	5,900	5,564
5.000% due 08/01/2054	8,000	7,731
6.000% due 08/01/2054	4,100	4,110

		38,971

U.S. TREASURY OBLIGATIONS 13.3%

U.S. Treasury Bonds
1.625% due 11/15/2050	650	356
1.875% due 02/15/2041 (h)	1,700	1,164

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 11/15/2052		$200	$182
4.250% due 02/15/2054		300	286
4.625% due 05/15/2054		100	101
4.750% due 11/15/2043 (h)		700	710
4.750% due 11/15/2053 (h)		400	414

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025		789	767
0.125% due 07/15/2031		468	411
0.125% due 01/15/2032		452	392
0.250% due 01/15/2025		1,059	1,037
0.500% due 01/15/2028		1,906	1,797
1.125% due 01/15/2033		579	536

U.S. Treasury Notes
0.375% due 09/30/2027		200	175
2.875% due 04/30/2025 (h)		1,600	1,570
3.500% due 02/15/2033		100	94
4.000% due 02/15/2034 (h)		600	583
4.500% due 11/15/2033 (h)		900	908

			11,483

Total United States (Cost $69,162)			66,149

SHORT-TERM INSTRUMENTS 1.9%

REPURCHASE AGREEMENTS (g) 0.9%
			737

JAPAN TREASURY BILLS 1.0%
0.150% due 04/21/2025 - 06/20/2025 (c)(d)	JPY	140,000	869

Total Short-Term Instruments (Cost $1,633)			1,606

Total Investments in Securities (Cost $113,592)			104,869

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.8%

SHORT-TERM INSTRUMENTS 1.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%

PIMCO Short-Term Floating NAV Portfolio III	155,791	$1,516

Total Short-Term Instruments (Cost $1,516)		1,516

Total Investments in Affiliates (Cost $1,516)		1,516

Total Investments 123.2% (Cost $115,108)		$106,385

Financial Derivative Instruments (i)(j) 1.2% (Cost or Premiums, net $871)		1,016

Other Assets and Liabilities, net (24.4)%		(21,020)

Net Assets 100.0%		$86,381

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	$128	$150	0.17%

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$419	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(427)	$419	$419
JPS	5.360	06/18/2024	07/11/2024	318	U.S. Treasury Bonds 4.750% due 11/15/2053	(312)	318	319

Total Repurchase Agreements						$(739)	$737	$738

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	5.430%	06/21/2024	07/11/2024	$(740)	$(741)

Total Reverse Repurchase Agreements					$(741)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
UBS	5.390%	05/22/2024	07/08/2024	$(911)	$(916)
	5.410	04/18/2024	07/10/2024	(1,132)	(1,145)
	5.430	06/06/2024	08/08/2024	(3,689)	(3,703)

Total Sale-Buyback Transactions					$(5,764)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (10.0)%
U.S. Government Agencies (10.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2039	$1,900	$(1,688)	$(1,672)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2054	6,200	(4,882)	(4,855)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2054	2,400	(2,059)	(2,044)
Uniform Mortgage-Backed Security, TBA	5.500	08/01/2054	100	(99)	(98)

Total Short Sales (10.0)%				$(8,728)	$(8,669)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
DEU	$0	$(741)	$0	$(741)	$724	$(17)
FICC	419	0	0	419	(427)	(8)
JPS	319	0	0	319	(312)	7

Master Securities Forward Transaction Agreement
UBS	0	0	(5,764)	(5,764)	5,737	(27)

Total Borrowings and Other Financing Transactions	$738	$(741)	$(5,764)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(741)	$0	$0	$(741)

Total	$0	$(741)	$0	$0	$(741)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(2,061)	(3,703)	0	(5,764)

Total	$0	$(2,061)	$(3,703)	$0	$(5,764)

Total Borrowings	$0	$(2,802)	$(3,703)	$0	$(6,505)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(6,505)

(h)	Securities with an aggregate market value of $6,461 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(3,526) at a weighted average interest rate of 5.400%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(24) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED FUTURES CONTRACTS: LONG FUTURES CONTRACTS

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	12	$2,846	$(13)	$0	$0
3-Month SOFR Active Contract September Futures	12/2025	32	7,670	(28)	0	0
Australia Government 3-Year Bond September Futures	09/2024	4	281	(1)	1	(1)
Canada Government 10-Year Bond September Futures	09/2024	6	527	3	0	(1)
Euro-BTP Future September Futures	09/2024	16	1,976	(16)	0	(11)
Euro-Bund September Futures	09/2024	20	2,819	29	1	(9)
U.S. Treasury 10-Year Note September Futures	09/2024	17	1,870	(6)	0	(5)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	8	1,003	11	0	(13)

				$(21)	$2	$(40)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2025	64	$(15,270)	$71	$0	$(1)
Australia Government 10-Year Bond September Futures	09/2024	13	(985)	0	8	(7)
Euro-BOBL Future September Futures	09/2024	19	(2,369)	(24)	3	(1)
Euro-BTP Italy Government Bond September Futures	09/2024	4	(450)	0	0	0
Euro-OAT France Government 10-Year Bond September Futures	09/2024	12	(1,582)	9	9	0
Euro-Schatz September Futures	09/2024	3	(340)	(2)	0	0
Japan Government 10-Year Bond September Futures	09/2024	9	(7,991)	30	31	(10)
U.S. Treasury 5-Year Note September Futures	09/2024	81	(8,633)	(36)	9	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	11	(1,249)	(6)	5	0
U.S. Treasury Long-Term Bond September Futures	09/2024	17	(2,011)	(19)	17	0
United Kingdom Long Gilt September Futures	09/2024	32	(3,947)	(13)	17	(1)

				$10	$99	$(20)

Total Futures Contracts				$(11)	$101	$(60)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033	$	650	$8	$(14)	$(6)	$0	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033		1,600	15	(27)	(12)	1	0
CDX.IG-42 10-Year Index	(1.000)	Quarterly	06/20/2034		3,300	(22)	6	(16)	1	0
iTraxx Europe Main 41 10-Year Index	(1.000)	Quarterly	06/20/2034	EUR	100	(1)	1	0	0	0
iTraxx Europe Main 41 5- Year Index	(1.000)	Quarterly	06/20/2029		2,400	(53)	7	(46)	0	(2)

						$(53)	$(27)	$(80)	$2	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	$	1,600	$35	$(1)	$34	$0	$0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		16,000	346	(13)	333	0	(2)

						$381	$(14)	$367	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	2,600	$(6)	$(50)	$(56)	$0	$(1)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		3,500	67	(50)	17	0	(5)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		6,200	36	(98)	(62)	0	(26)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		600	10	36	46	3	0
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	83,910	(5)	(1)	(6)	0	0
Pay	1-Day JPY- MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	110,000	(10)	2	(8)	0	(1)
Pay(5)	1-Day JPY- MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		458,300	(10)	(7)	(17)	0	(5)
Pay	1-Day JPY- MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		180,000	(17)	(47)	(64)	0	(3)
Pay	1-Day JPY- MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		136,880	(33)	(17)	(50)	0	(2)
Pay(5)	1-Day JPY- MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		450,000	(8)	(12)	(20)	0	(10)
Receive	1-Day JPY- MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	141	100	3	0
Pay(5)	1-Day JPY- MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		10,000	(3)	0	(3)	0	0
Receive(5)	1-Day SGD- SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	6,470	12	34	46	7	0
Receive	1-Day THB-THOR Compounded-OIS	2.418	Quarterly	04/17/2029	THB	20,000	0	0	0	0	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		86,250	(7)	29	22	0	(1)
Receive(5)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		94,290	6	(12)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024	$	1,050	(14)	22	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		1,300	(17)	28	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		200	(1)	(3)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		300	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		200	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025		4,100	(13)	(112)	(125)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		2,400	(6)	32	26	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		500	(4)	(9)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		200	(2)	(3)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		200	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		7,800	20	134	154	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		700	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		1,500	7	12	19	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	4.750%	Annual	06/24/2025	$	7,500	$18	$5	$23	$0	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		1,200	(1)	8	7	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		1,000	5	5	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		12,172	7	166	173	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		1,700	(19)	(1)	(20)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		6,000	2	290	292	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,100	5	109	114	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		2,800	(18)	(6)	(24)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,910	73	105	178	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		400	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		3,000	(34)	(11)	(45)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		450	0	(25)	(25)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		130	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		900	1	(13)	(12)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		1,400	0	(11)	(11)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		400	(1)	(10)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,620	(89)	(79)	(168)	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		300	(1)	0	(1)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		600	(2)	7	5	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		500	(2)	11	9	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		400	(2)	(2)	(4)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		8,400	182	(36)	146	52	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		500	3	2	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		700	2	19	21	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		830	219	69	288	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,050	140	(35)	105	18	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		300	(35)	23	(12)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		100	8	(4)	4	2	0
Receive	3-Month AUD-BBR- BBSW	4.500	Semi-Annual	06/19/2034	AUD	1,300	2	(4)	(2)	0	(2)
Pay	3-Month CHF- SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	(6)	(7)	0	0
Pay	3-Month CHF- SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	(7)	(7)	0	0
Pay(5)	3-Month CNY- CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	43,720	36	52	88	0	(1)
Pay	3-Month EUR- EURIBOR	2.770	Annual	04/16/2029	EUR	300	0	(2)	(2)	0	0
Pay	3-Month EUR- EURIBOR	2.860	Annual	04/24/2029		400	(1)	0	(1)	0	0
Receive(5)	3-Month EUR- EURIBOR	2.801	Annual	05/25/2033		300	0	(1)	(1)	1	0
Receive(5)	3-Month EUR- EURIBOR	2.841	Annual	05/25/2033		1,500	0	(7)	(7)	3	0
Receive(5)	3-Month EUR- EURIBOR	2.833	Annual	08/15/2033		400	0	(2)	(2)	1	0
Receive(5)	3-Month EUR- EURIBOR	2.849	Annual	08/15/2033		700	0	(4)	(4)	1	0
Receive(5)	3-Month EUR- EURIBOR	2.857	Annual	08/15/2033		1,700	0	(10)	(10)	3	0
Pay	3-Month EUR- EURIBOR	2.770	Annual	04/29/2034		300	(1)	(1)	(2)	0	(1)
Receive(5)	3-Month KRW- KORIBOR	3.250	Quarterly	09/18/2029	KRW	2,282,600	(8)	(2)	(10)	0	(3)
Pay	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025	NZD	2,100	(1)	15	14	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		400	3	0	3	0	(1)
Pay	3-Month SEK- STIBOR	1.000	Annual	06/19/2029	SEK	1,100	8	(16)	(8)	0	0
Pay	6-Month AUD-BBR- BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(24)	(25)	0	0
Pay(5)	6-Month AUD-BBR- BBSW	4.250	Semi-Annual	09/15/2032		300	0	(2)	(2)	0	0
Pay(5)	6-Month AUD-BBR- BBSW	4.500	Semi-Annual	09/15/2032		5,600	(7)	15	8	1	0
Pay	6-Month AUD-BBR- BBSW	4.250	Semi-Annual	03/15/2033		1,800	21	(37)	(16)	2	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		3,400	(58)	(16)	(74)	4	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		2,200	(25)	33	8	0	(1)
Pay	6-Month CZK- PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(13)	(7)	0	0
Pay	6-Month EUR- EURIBOR	0.550	Annual	08/10/2024	EUR	100	0	(2)	(2)	0	0
Receive	6-Month EUR- EURIBOR	3.536	Annual	09/18/2025		1,700	0	(16)	(16)	0	0
Pay(5)	6-Month EUR- EURIBOR	3.000	Annual	09/18/2026		6,500	44	(53)	(9)	1	0
Pay(5)	6-Month EUR- EURIBOR	3.000	Annual	03/19/2027		4,280	28	(15)	13	0	0
Pay	6-Month EUR- EURIBOR	0.700	Annual	04/11/2027		200	(1)	(14)	(15)	0	0
Pay	6-Month EUR- EURIBOR	0.650	Annual	04/12/2027		300	(2)	(21)	(23)	0	0
Pay	6-Month EUR- EURIBOR	0.650	Annual	05/11/2027		200	(1)	(14)	(15)	0	0
Pay	6-Month EUR- EURIBOR	1.000	Annual	05/13/2027		400	(1)	(24)	(25)	0	0
Pay	6-Month EUR- EURIBOR	1.000	Annual	05/18/2027		200	(1)	(12)	(13)	0	0
Pay(5)	6-Month EUR- EURIBOR	2.750	Annual	09/18/2029		10,400	152	(182)	(30)	0	(7)
Receive(5)	6-Month EUR- EURIBOR	3.000	Annual	03/15/2033		1,910	(20)	(5)	(25)	3	0
Receive	6-Month EUR- EURIBOR	3.148	Annual	11/20/2033	EUR	100	0	(4)	(4)	0	0
Receive	6-Month EUR- EURIBOR	2.890	Annual	12/22/2033		90	0	(2)	(2)	0	0
Pay(5)	6-Month EUR- EURIBOR	2.750	Annual	09/18/2034		10,700	202	(246)	(44)	0	(23)
Receive	6-Month EUR- EURIBOR	0.000	Annual	03/17/2036		100	5	26	31	0	0
Pay	6-Month EUR- EURIBOR	2.250	Annual	09/21/2037		650	(12)	(29)	(41)	0	(2)
Receive(5)	6-Month EUR- EURIBOR	0.054	Annual	05/27/2050		50	0	24	24	0	0

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR- EURIBOR	0.064%	Annual	11/17/2052	EUR	100	$0	$53	$53	$0	$0
Receive(5)	6-Month EUR- EURIBOR	2.500	Annual	09/18/2054		3,350	(172)	175	3	8	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	3,600	(1)	(11)	(12)	0	0
Pay(5)	CAONREPO	3.500	Annual	12/18/2025	CAD	1,300	(3)	(1)	(4)	0	0
Pay(5)	CAONREPO	3.500	Annual	03/19/2026		3,200	0	(6)	(6)	0	0
Pay(5)	CAONREPO	3.500	Annual	06/19/2026		10,200	(11)	5	(6)	0	0
Pay(5)	CAONREPO	3.898	Annual	06/19/2026		2,700	0	6	6	0	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026		2,000	0	4	4	0	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		700	8	0	8	0	0
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		300	(20)	0	(20)	0	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		2,700	(227)	25	(202)	0	(2)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		1,200	(17)	12	(5)	2	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		700	11	(2)	9	1	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		100	1	0	1	0	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		400	0	1	1	1	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2033		230	(4)	2	(2)	0	(1)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		300	4	(5)	(1)	1	0
Receive	CAONREPO	3.700	Semi-Annual	09/01/2033		200	0	(3)	(3)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/18/2034		400	0	(2)	(2)	1	0
Receive(5)	RBACOR	4.335	Annual	09/25/2024	AUD	5,800	0	0	0	0	0

							$339	$228	$567	$162	$(147)

Total Swap Agreements							$667	$187	$854	$164	$(151)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$101	$164	$265	$0	$(60)		$(151)	$(211)

Cash of $2,550 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024		$23	NZD	37	$0	$0
	08/2024	NZD	37		$23	0	0

BOA	07/2024	HKD	379		49	0	0
	07/2024	KRW	1,129,762		826	6	0
	04/2025	DKK	3,800		560	6	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BPS	07/2024	BRL	462		$83	$0	$0
	07/2024	CAD	42		31	0	0
	07/2024	CNY	3		0	0	0
	07/2024	EUR	505		543	3	0
	07/2024	GBP	2,769		3,537	37	0
	07/2024	IDR	1,923,778		117	0	(1)
	07/2024	KRW	1,121,365		817	4	0
	07/2024		$271	AUD	407	0	0
	07/2024		88	BRL	462	0	(5)
	07/2024		74	CNH	535	0	(1)
	07/2024		0	CNY	3	0	0
	07/2024		86	EUR	80	0	(1)
	07/2024		147	JPY	22,900	0	(4)
	07/2024		49	KRW	67,566	0	0
	07/2024		367	PLN	1,486	2	0
	07/2024		51	SEK	540	0	0
	07/2024		840	SGD	1,140	0	0
	08/2024	AUD	407		$271	0	0
	08/2024	SGD	1,138		840	0	0
	09/2024	CNH	6,556		914	10	0
	09/2024	COP	274,981		69	3	0
	09/2024	TWD	8,576		267	2	0
	09/2024		$301	CNH	2,155	0	(4)
	09/2024		142	MXN	2,645	1	0
	09/2024		24	TWD	757	0	0
	10/2024		308	CNH	2,207	0	(3)
	01/2025	CNH	771		$108	1	0
	04/2025	BRL	1,300		233	8	0

BRC	07/2024	CNY	5		1	0	0
	07/2024	DKK	1,305		190	3	0
	07/2024	JPY	151,823		979	36	0
	07/2024		$681	CHF	606	0	(6)
	07/2024		211	CNH	1,524	0	(2)
	07/2024		2	CNY	11	0	0
	07/2024		9	NOK	95	0	0
	08/2024	EUR	276		$296	0	0
	08/2024		$20	SGD	27	0	0
	08/2024		246	TRY	8,384	2	0
	09/2024	CNH	2,237		$311	2	0
	09/2024		$26	CLP	23,721	0	(1)
	09/2024		297	MXN	5,647	8	0
	10/2024		266	JPY	39,997	0	(14)
	04/2025	JPY	33,000		$225	12	0

BSH	07/2024	BRL	1,100		218	21	0
	07/2024		$198	BRL	1,100	0	(1)

CBK	07/2024	BRL	938		$169	1	0
	07/2024	CHF	85		94	0	(1)
	07/2024	CNH	2,554		352	2	0
	07/2024	CNY	51		7	0	0
	07/2024	KRW	59,222		43	0	0
	07/2024	SEK	7,607		$716	0	(1)
	07/2024		$172	BRL	938	0	(4)
	07/2024		264	CNH	1,909	0	(2)
	07/2024		823	CNY	5,858	0	(3)
	07/2024		111	DKK	775	0	0
	07/2024		94	GBP	74	0	(1)
	07/2024		321	ZAR	5,760	0	(5)
	08/2024	BRL	941		$172	4	0
	08/2024	CAD	26		19	0	0
	09/2024	CNH	3,071		426	3	0
	09/2024	COP	249,731		62	3	0
	09/2024	TWD	3,270		101	1	0
	09/2024		$27	CLP	24,907	0	(1)
	09/2024		180	INR	15,020	0	0
	10/2024		70	JPY	10,000	0	(7)
	01/2025		108	CNH	771	0	(1)
	01/2026	JPY	10,000		$74	7	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

DUB	07/2024	KRW	593,640		$431	$1	$0
	07/2024	MYR	3,087		655	0	0
	09/2024		$35	CLP	31,821	0	(1)
	10/2024		266	JPY	40,003	0	(14)
	04/2025	JPY	47,000		$321	16	0

FAR	07/2024	AUD	407		271	0	0
	07/2024	EUR	8,693		9,468	158	0
	07/2024	NZD	163		101	1	0
	07/2024		$5,505	JPY	868,449	0	(108)
	07/2024		44	NZD	72	0	0
	08/2024	JPY	436,710		$2,754	27	0
	08/2024	NZD	72		44	0	0

GLM	07/2024	BRL	1,700		317	13	0
	07/2024	IDR	2,788,000		170	0	0
	07/2024		$314	BRL	1,700	0	(10)
	07/2024		96	CNY	686	0	0
	07/2024		44	PLN	175	0	(1)
	08/2024		399	BRL	2,045	0	(34)
	10/2024	CNH	385		$54	0	0
	10/2024		$669	JPY	100,000	0	(39)
	04/2025	BRL	3,400		$611	22	0
	06/2025	JPY	60,000		400	8	0
	01/2026		40,000		297	30	0

IND	07/2024	CNY	107		15	0	0
	07/2024		$30	CNY	213	0	0

JPM	07/2024	BRL	1,498		$281	13	0
	07/2024	CAD	341		250	0	0
	07/2024	CNY	288		40	0	0
	07/2024	EUR	330		353	0	0
	07/2024	KRW	732,634		531	0	0
	07/2024	SGD	1,059		786	5	0
	07/2024		$270	BRL	1,498	0	(2)
	07/2024		185	CHF	164	0	(3)
	07/2024		43	CLP	39,331	0	(1)
	07/2024		71	DKK	497	0	0
	07/2024		532	IDR	8,621,580	0	(5)
	08/2024	CHF	13		$15	0	0
	08/2024	DKK	496		71	0	0
	08/2024		$40	CNY	288	0	0
	08/2024		170	TRY	5,971	2	0
	09/2024	TWD	5,563		$173	1	0
	09/2024		$221	BRL	1,206	0	(6)
	09/2024		30	INR	2,527	0	0
	09/2024		34	MXN	624	0	(1)
	10/2024	CNH	1,674		$234	3	0
	10/2024	JPY	40,000		321	69	0
	10/2024		$78	CNH	560	0	(1)
	04/2025	BRL	200		$36	1	0
	04/2025	DKK	1,600		236	2	0

MBC	07/2024	CAD	3,072		2,256	10	0
	07/2024	EUR	810		879	12	0
	07/2024	JPY	739,900		4,729	131	0
	07/2024	NOK	74		$7	0	0
	07/2024	SGD	81		60	0	0
	07/2024		$2,342	CAD	3,207	2	0
	07/2024		429	CHF	382	0	(4)
	07/2024		245	DKK	1,710	0	0
	07/2024		462	GBP	363	0	(4)
	07/2024		393	SEK	4,090	0	(7)
	08/2024	CAD	3,204		$2,342	0	(2)
	08/2024		$87	JPY	13,900	0	0
	08/2024		7	NOK	73	0	0
	09/2024	CNH	1,896		$263	2	0
	09/2024		$28	TWD	893	0	0
	10/2024	JPY	100,000		$802	172	0
	01/2025	DKK	1,100		161	2	0
	04/2025		8,200		1,210	14	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MYI	07/2024	CHF	165		$183	$0	$(1)
	07/2024	CNH	800		111	1	0
	07/2024	EUR	384		412	1	0
	07/2024	IDR	983,832		60	0	0
	07/2024		$111	CNY	786	0	(1)
	07/2024		49	DKK	341	0	0
	07/2024		405	SEK	4,283	0	(1)
	08/2024	DKK	341		$49	0	0
	08/2024	SEK	4,276		405	1	0
	09/2024	TWD	2,213		69	1	0
	09/2024		$15	INR	1,240	0	0
	10/2024	JPY	50,000		$409	94	0

RBC	07/2024	EUR	121		131	2	0
	07/2024		$2,957	GBP	2,332	0	(9)
	08/2024	GBP	2,332		$2,958	9	0

RYL	07/2024	SEK	1,300		123	1	0

SCX	07/2024	CNH	1,420		196	2	0
	07/2024	CNY	132		18	0	0
	07/2024	IDR	3,180,640		193	0	(1)
	07/2024	KRW	586,894		430	5	0
	07/2024		$255	CNY	1,815	0	(2)
	07/2024		11,531	EUR	10,763	0	(5)
	07/2024		212	ZAR	3,855	0	0
	08/2024	CAD	248		$181	0	0
	08/2024	EUR	10,763		11,548	5	0
	09/2024	CNH	4,152		579	7	0
	09/2024	TWD	3,217		100	1	0
	09/2024		$137	INR	11,449	0	0
	09/2024		31	TWD	988	0	0

SSB	07/2024	COP	173,457		$44	2	0
	09/2024		109,388		27	1	0

	09/2024		$71	CLP	65,717	0	(2)

TOR	07/2024		33	NZD	54	0	0
	08/2024	NZD	54		$33	0	0
	10/2024	CNH	1,015		141	1	0

UAG	07/2024	CHF	901		997	0	(6)
	07/2024	DKK	2,020		293	3	0

	07/2024	ILS	402		108	2	0

Total Forward Foreign Currency Contracts						$1,044	$(340)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	50	$6	$13
	Call - OTC USD versus CNH		7.400	12/06/2024	20	2	3
	Call - OTC USD versus CNH		7.400	01/23/2025	30	3	4

CBK	Call - OTC USD versus CNH		7.300	01/14/2025	30	3	6
	Call - OTC USD versus CNH		7.450	02/14/2025	30	3	3

MBC	Call - OTC USD versus CNH		7.375	02/14/2025	10	1	1

						$18	$30

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	1,900	$4	$5
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.930	06/23/2025	300	11	13

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	100	3	4

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	1,400	4	3
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.065	06/24/2025	400	12	15
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.960	06/25/2025	400	14	17
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	100	4	5

							$52	$62

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	200	$15	$96

Total Purchased Options						$85	$188

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	1,900	$(2)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	06/23/2025	1,200	(11)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/08/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	200	(1)	0

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	200	(15)	(80)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	09/25/2025	400	(4)	(5)

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	1,400	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.400	06/24/2025	1,500	(12)	(14)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.280	06/25/2025	400	(4)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.300	06/25/2025	1,200	(11)	(13)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.330	09/25/2025	400	(4)	(5)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	100	0	(1)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	100	0	(1)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	1,200	(9)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	600	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	600	(1)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	200	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	400	(2)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	300	(1)	0

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	400	(1)	(1)

Total Written Options							$(89)	$(143)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.364%	$180	$(6)	$1	$0	$(5)
MYC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	180	(5)	0	0	(5)

							$(11)	$1	$0	$(10)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.189%	$200	$(5)	$7	$2	$0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on 3-Month USD-LIBOR the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD 700	$ 527	$3	$(1)	$2	$0

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$ 654	JPY 96,700	(3)	1	0	(2)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	761	111,800	(2)	0	0	(2)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	3,022	442,600	28	2	30	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026	762	111,700	(1)	1	0	0

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	551	JPY 77,100	28	1	29	0

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	1,465	204,000	79	2	81	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 5.300% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	648	95,600	(1)	0	0	(1)
	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on 3-Month USD-LIBOR the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD 800	$ 552	0	2	2	0

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	700	483	(2)	1	0	(1)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$ 1,237	JPY 172,300	74	1	75	0

							$203	$10	$219	$(6)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR(2)	3.750%	Quarterly	09/18/2029	MYR	280	$0	$0	$0	$0
	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		880	1	0	1	0

CBK	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		150	0	0	0	0

GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		1,660	2	0	2	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		2,460	16	(12)	4	0

JPM	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		160	0	0	0	0
	Receive	3-Month MYR-KLIBOR(2)	3.750	Quarterly	09/18/2034		440	1	0	1	0

SCX	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		210	1	(1)	0	0
	Receive	3-Month MYR-KLIBOR(2)	3.750	Quarterly	09/18/2034		80	0	0	0	0

								$21	$(13)	$8	$0

Total Swap Agreements								$208	$5	$229	$(16)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(9)
AZD	$0	$0	$2	$2	$0	$0	$0	$0	$2	$0	$2
BOA	12	18	0	30	0	(13)	0	(13)	17	0	17
BPS	71	116	31	218	(19)	(80)	(4)	(103)	115	0	115
BRC	63	4	31	98	(23)	(5)	0	(28)	70	(270)	(200)
BSH	21	0	0	21	(1)	0	0	(1)	20	0	20
CBK	21	9	83	113	(26)	0	(1)	(27)	86	0	86
DUB	17	40	0	57	(15)	(36)	0	(51)	6	0	6
FAR	186	0	0	186	(108)	(1)	0	(109)	77	0	77
GLM	73	0	0	73	(84)	(2)	(1)	(87)	(14)	0	(14)
GST	0	0	81	81	0	0	(5)	(5)	76	0	76
JPM	96	0	1	97	(19)	(4)	0	(23)	74	0	74
MBC	345	1	0	346	(17)	0	0	(17)	329	(290)	39
MYC	0	0	0	0	0	(1)	(5)	(6)	(6)	0	(6)
MYI	98	0	0	98	(3)	0	0	(3)	95	(260)	(165)
RBC	11	0	0	11	(9)	0	0	(9)	2	0	2
RYL	1	0	0	1	0	(1)	0	(1)	0	0	0
SCX	20	0	0	20	(8)	0	0	(8)	12	0	12
SSB	3	0	0	3	(2)	0	0	(2)	1	0	1
TOR	1	0	0	1	0	0	0	0	1	0	1
UAG	5	0	0	5	(6)	0	0	(6)	(1)	0	(1)

Total Over the Counter	$1,044	$188	$229	$1,461	$(340)	$(143)	$(16)	$(499)

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Schedule of Investments	PIMCO Global Core Bond (Hedged) Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$101	$101
Swap Agreements	0	2	0	0	162	164

	$0	$2	$0	$0	$263	$265

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,044	$0	$1,044
Purchased Options	0	0	0	30	158	188
Swap Agreements	0	2	0	219	8	229

	$0	$2	$0	$1,293	$166	$1,461

	$0	$4	$0	$1,293	$429	$1,726

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$60	$60
Swap Agreements	0	4	0	0	147	151

	$0	$4	$0	$0	$207	$211

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$340	$0	$340
Written Options	0	0	0	0	143	143
Swap Agreements	0	10	0	6	0	16

	$0	$10	$0	$346	$143	$499

	$0	$14	$0	$346	$350	$710

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$6	$6
Futures	0	0	0	0	415	415
Swap Agreements	0	68	0	0	(120)	(52)

	$0	$68	$0	$0	$301	$369

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,366	$0	$1,366
Purchased Options	0	0	0	0	(19)	(19)
Written Options	0	0	0	5	60	65
Swap Agreements	0	0	0	0	(6)	(6)

	$0	$0	$0	$1,371	$35	$1,406

	$0	$68	$0	$1,371	$336	$1,775

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$509	$509
Swap Agreements	0	(14)	0	0	(1,033)	(1,047)

	$0	$(14)	$0	$0	$(524)	$(538)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,596	$0	$1,596
Purchased Options	0	0	0	12	22	34
Written Options	0	0	0	5	75	80
Swap Agreements	0	1	0	7	24	32

	$0	$1	$0	$1,620	$121	$1,742

	$0	$(13)	$0	$1,620	$(403)	$1,204

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$30	$0	$30
Australia
Sovereign Issues	0	135	0	135
Brazil
Sovereign Issues	0	811	0	811
Canada
Corporate Bonds & Notes	0	367	0	367
Sovereign Issues	0	2,035	0	2,035
Cayman Islands
Asset-Backed Securities	0	4,051	0	4,051
Corporate Bonds & Notes	0	196	0	196
Sovereign Issues	0	202	0	202
China
Sovereign Issues	0	16	0	16
Denmark
Corporate Bonds & Notes	0	2,206	0	2,206
France
Corporate Bonds & Notes	0	310	0	310
Sovereign Issues	0	1,356	0	1,356
Germany
Corporate Bonds & Notes	0	558	0	558
Sovereign Issues	0	424	0	424
Hungary
Sovereign Issues	0	207	0	207
Ireland
Asset-Backed Securities	0	1,963	0	1,963
Corporate Bonds & Notes	0	197	0	197
Israel
Sovereign Issues	0	616	0	616
Italy
Corporate Bonds & Notes	0	420	0	420
Sovereign Issues	0	1,019	0	1,019
Japan
Corporate Bonds & Notes	0	303	0	303
Sovereign Issues	0	2,933	0	2,933
Luxembourg
Common Stocks	0	0	212	212
Corporate Bonds & Notes	0	418	0	418
Malaysia
Corporate Bonds & Notes	0	416	0	416
Sovereign Issues	0	599	0	599
Mexico
Sovereign Issues	0	106	0	106
Netherlands
Corporate Bonds & Notes	0	202	0	202
Non-Agency Mortgage-Backed Securities	0	940	0	940
New Zealand
Sovereign Issues	0	50	0	50
Norway
Sovereign Issues	0	62	0	62
Poland
Sovereign Issues	0	713	0	713
Romania
Sovereign Issues	0	1,104	0	1,104
Saudi Arabia
Sovereign Issues	0	868	0	868

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Serbia
Sovereign Issues	$0	$91	$0	$91
Singapore
Sovereign Issues	0	724	0	724
South Korea
Sovereign Issues	0	3,011	0	3,011
Spain
Sovereign Issues	0	475	0	475
Switzerland
Corporate Bonds & Notes	0	1,104	0	1,104
United Arab Emirates
Corporate Bonds & Notes	0	203	0	203
United Kingdom
Corporate Bonds & Notes	0	3,046	0	3,046
Non-Agency Mortgage-Backed Securities	0	1,650	0	1,650
Sovereign Issues	0	765	0	765
United States
Asset-Backed Securities	0	3,426	10	3,436
Corporate Bonds & Notes	0	4,068	0	4,068
Municipal Bonds & Notes	0	367	0	367
Non-Agency Mortgage-Backed Securities	0	7,790	34	7,824
U.S. Government Agencies	0	38,971	0	38,971
U.S. Treasury Obligations	0	11,483	0	11,483
Short-Term Instruments
Repurchase Agreements	0	737	0	737
Japan Treasury Bills	0	869	0	869

	$0	$104,613	$256	$104,869

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,516	$0	$0	$1,516

Total Investments	$1,516	$104,613	$256	$106,385

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(8,669)	$0	$(8,669)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	70	195	0	265
Over the counter	0	1,461	0	1,461

	$70	$1,656	$0	$1,726

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(41)	(170)	0	(211)
Over the counter	0	(499)	0	(499)

	$(41)	$(669)	$0	$(710)

Total Financial Derivative Instruments	$29	$987	$0	$1,016

Totals	$1,545	$96,931	$256	$98,732

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class shares of the PIMCO Global Core Bond (Hedged) Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has

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Notes to Financial Statements	(Cont.)

made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis

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of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

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Notes to Financial Statements	(Cont.)

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’

internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models

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use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,447	$22,039	$(24,970)	$3	$(3)	$1,516	$41	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate

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Notes to Financial Statements	(Cont.)

lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

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Notes to Financial Statements	(Cont.)

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are

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Notes to Financial Statements	(Cont.)

exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of

Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

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The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed

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Notes to Financial Statements	(Cont.)

securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

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High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

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Notes to Financial Statements	(Cont.)

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention

42	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences.

In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	43

Notes to Financial Statements	(Cont.)

between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the

Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class		Administrative Class	Advisor Class
0.25%	0.31%	*	0.31%	0.31%	*

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

44	PIMCO VARIABLE INSURANCE TRUST

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The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee		Servicing Fee

Administrative Class	—		0.15%

Advisor Class	0.25%	*	—

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2024.

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	45

Notes to Financial Statements	(Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains

(which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$324,095	$338,244	$16,592	$14,688

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Administrative Class	188	$1,634	754	$6,355
Issued as reinvestment of distributions

Administrative Class	167	1,458	261	2,214
Cost of shares redeemed

Administrative Class	(1,109)	(9,660)	(2,188)	(18,453)

Net increase (decrease) resulting from Portfolio share transactions	(754)	$(6,568)	(1,173)	$(9,884)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 87% of the Portfolio. The shareholder is a related party of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable

46	PIMCO VARIABLE INSURANCE TRUST

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Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$367	$2,486

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$107,251	$3,667	$(11,397)	$(7,730)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	47

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank

DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	EUR	Euro	NOK	Norwegian Krone

BRL	Brazilian Real	GBP	British Pound	NZD	New Zealand Dollar

CAD	Canadian Dollar	HKD	Hong Kong Dollar	PLN	Polish Zloty

CHF	Swiss Franc	IDR	Indonesian Rupiah	SEK	Swedish Krona

CLP	Chilean Peso	ILS	Israeli Shekel	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	TRY	Turkish New Lira

COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar

CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BP0003M	3 Month GBP-LIBOR	MUTKCALM	Tokyo Overnight Average Rate	SOFRINDX	Secured Overnight Financing Rate Index

CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

CNREPOFIX	China Fixing Repo Rates 7-Day

Municipal Bond or Agency Abbreviations:

NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor

ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company

48	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT07FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Global Diversified Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Diversified Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal OpportunisticValue Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Global Diversified Allocation Portfolio	(Cont.)

conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Diversified Allocation Portfolio	04/30/12	04/30/12	04/30/13	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the

4	PIMCO VARIABLE INSURANCE TRUST

calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Global Diversified Allocation Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Administrative Class

01/01/2024 - 06/30/2024+	$6.79	$0.18	$0.32	$0.50	$(0.20)	$0.00	$(0.20)

12/31/2023	6.15	0.23	0.59	0.82	(0.19)	0.00	(0.19)

12/31/2022	11.03	0.32	(2.00)	(1.68)	(0.35)	(2.85)	(3.20)

12/31/2021	10.62	0.76	0.14	0.90	(0.49)	0.00	(0.49)

12/31/2020	11.36	0.30	0.05	0.35	(0.33)	(0.76)	(1.09)

12/31/2019	9.58	0.32	1.75	2.07	(0.29)	0.00	(0.29)
Advisor Class

01/01/2024 - 06/30/2024+	6.15	0.16	0.31	0.47	(0.21)	0.00	(0.21)

12/31/2023	5.59	0.21	0.54	0.75	(0.19)	0.00	(0.19)

12/31/2022	10.37	0.25	(1.82)	(1.57)	(0.36)	(2.85)	(3.21)

12/31/2021	10.55	0.91	(0.02)	0.89	(1.07)	0.00	(1.07)

12/31/2020	11.30	0.29	0.04	0.33	(0.32)	(0.76)	(1.08)

12/31/2019	9.53	0.32	1.73	2.05	(0.28)	0.00	(0.28)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.09	7.48%	$2	0.47	%*	1.00	%*	0.47	%*	1.00	%*	5.30	%*	5%

6.79	13.66	1	0.47		1.00		0.47		1.00		3.77		12

6.15	(16.56)	1	0.47		1.00		0.47		1.00		3.51		18

11.03	8.60	11	0.47		1.00		0.47		1.00		7.04		15

10.62	4.15	757,485	0.47		1.00		0.47		1.00		2.85		23

11.36	21.71	808,461	0.47		1.00		0.47		1.00		3.00		19

6.41	7.62	185,440	0.57	*	1.10	*	0.57	*	1.10	*	5.22	*	5

6.15	13.64	187,466	0.57		1.10		0.57		1.10		3.66		12

5.59	(16.61)	182,762	0.57		1.10		0.57		1.10		3.57		18

10.37	8.51	226,050	0.57		1.10		0.57		1.10		8.46		15

10.55	3.99	218,035	0.57		1.10		0.57		1.10		2.76		23

11.30	21.61	218,006	0.57		1.10		0.57		1.10		2.97		19

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Global Diversified Allocation Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$111
Investments in Affiliates	181,276
Financial Derivative Instruments
Exchange-traded or centrally cleared	579
Deposits with counterparty	3,403
Receivable for investments in Affiliates sold	1,457
Interest and/or dividends receivable	13
Dividends receivable from Affiliates	414
Reimbursement receivable from PIMCO	75
Total Assets	187,328

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$326
Payable for investments in Affiliates purchased	1,300
Payable for Portfolio shares redeemed	103
Accrued investment advisory fees	64
Accrued supervisory and administrative fees	57
Accrued distribution fees	36
Total Liabilities	1,886

Commitments and Contingent Liabilities^

Net Assets	$185,442

Net Assets Consist of:

Paid in capital	$195,198
Distributable earnings (accumulated loss)	(9,756)

Net Assets	$185,442

Net Assets:

Administrative Class	$2
Advisor Class	185,440

Shares Issued and Outstanding:

Administrative Class	0
Advisor Class	28,950

Net Asset Value Per Share Outstanding(a):

Administrative Class	$7.09
Advisor Class	6.41

Cost of investments in securities	$111
Cost of investments in Affiliates	$181,254
Cost or premiums of financial derivative instruments, net	$607

* Includes repurchase agreements of:	$111

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Global Diversified Allocation Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$87
Dividends from Investments in Affiliates	5,278
Total Income	5,365

Expenses:

Investment advisory fees	417
Supervisory and administrative fees	370
Distribution and/or servicing fees - Advisor Class	231
Trustee fees	3
Total Expenses	1,021
Waiver and/or Reimbursement by PIMCO	(493)
Net Expenses	528

Net Investment Income (Loss)	4,837

Net Realized Gain (Loss):

Investments in Affiliates	(764)
Exchange-traded or centrally cleared financial derivative instruments	8,580

Net Realized Gain (Loss)	7,816

Net Change in Unrealized Appreciation (Depreciation):

Investments in Affiliates	2,876
Exchange-traded or centrally cleared financial derivative instruments	(1,950)

Net Change in Unrealized Appreciation (Depreciation)	926

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,579

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Global Diversified Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$4,837	$6,755
Net realized gain (loss)	7,816	(2,627)
Net change in unrealized appreciation (depreciation)	926	19,443

Net Increase (Decrease) in Net Assets Resulting from Operations	13,579	23,571

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Administrative Class	(0)	(0)
Advisor Class	(6,000)	(6,001)

Total Distributions(a)	(6,000)	(6,001)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(9,604)	(12,866)

Total Increase (Decrease) in Net Assets	(2,025)	4,704

Net Assets:

Beginning of period	187,467	182,763
End of period	$185,442	$187,467

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (b) 0.1%
		$111

Total Short-Term Instruments (Cost $111)		111

Total Investments in Securities (Cost $111)		111

INVESTMENTS IN AFFILIATES 97.7%

MUTUAL FUNDS (a) 90.6%

PIMCO Emerging Markets Bond Fund	670,235	5,596

PIMCO Global Advantage® Strategy Bond Fund	746,876	7,469

PIMCO Income Fund	890,867	9,336

PIMCO International Bond Fund (U.S. Dollar-Hedged)	571,870	5,610

	SHARES	MARKET VALUE (000S)

PIMCO Investment Grade Credit Bond Fund	1,052,380	$9,303

PIMCO RAE International Fund	1,162,816	9,314

PIMCO RAE PLUS EMG Fund	1,281,106	9,429

PIMCO RAE PLUS Small Fund	589,080	9,419

PIMCO Real Return Fund	936,001	9,313

PIMCO Short-Term Fund	2,910,529	28,058

PIMCO StocksPLUS® Fund	718,632	9,278

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,065,632	9,303

PIMCO StocksPLUS® International Fund (Unhedged)	1,660,250	18,628

PIMCO Total Return Fund IV	2,998,492	27,916

Total Mutual Funds (Cost $167,968)		167,972

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 7.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.1%

PIMCO Short-Term Floating NAV Portfolio III	1,367,389	$13,304

Total Short-Term Instruments (Cost $13,286)		13,304

Total Investments in Affiliates (Cost $181,254)		181,276

Total Investments 97.8% (Cost $181,365)		$181,387

Financial Derivative Instruments (c) 0.1% (Cost or Premiums, net $607)		253

Other Assets and Liabilities, net 2.1%		3,802

Net Assets 100.0%		$185,442

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$111	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(113)	$111	$111

Total Repurchase Agreements						$(113)	$111	$111

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$111	$0	$0	$111	$(113)	$(2)

Total Borrowings and Other Financing Transactions	$111	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON INDICES

Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500	3,800.000	06/20/2025	30	$3	$97	$90
Put - CBOE S&P 500	4,350.000	06/20/2025	30	3	174	164
Put - CBOE S&P 500	4,900.000	06/20/2025	30	3	336	325

Total Purchased Options					$607	$579

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Global Diversified Allocation Portfolio	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-mini S&P 500 Index September Futures	09/2024	266	$73,436	$83	$0	$(326)

Total Futures Contracts				$83	$0	$(326)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$579	$0	$0	$579	$0	$(326)	$0	$ (326)

Cash of $3,403 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$579	$0	$0	$579

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$326	$0	$0	$326

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(691)	$0	$0	$(691)
Futures	0	0	9,271	0	0	9,271

	$0	$0	$8,580	$0	$0	$8,580

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$37	$0	$0	$37
Futures	0	0	(1,987)	0	0	(1,987)

	$0	$0	$(1,950)	$0	$0	$(1,950)

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$111	$0	$111

	$0	$111	$0	$111

Investments in Affiliates, at Value
Mutual Funds	167,972	0	0	167,972
Short-Term Instruments
Central Funds Used for Cash Management Purposes	13,304	0	0	13,304

	$181,276	$0	$0	$181,276

Total Investments	$181,276	$111	$0	$181,387

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$579	$0	$579

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(326)	$0	$0	$(326)

Total Financial Derivative Instruments	$(326)	$579	$0	$253

Totals	$180,950	$690	$0	$181,640

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Administrative Class and Advisor Class shares of the PIMCO Global Diversified Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly.

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In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Notes to Financial Statements	(Cont.)

Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those

16	PIMCO VARIABLE INSURANCE TRUST

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securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the

NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Notes to Financial Statements	(Cont.)

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

18	PIMCO VARIABLE INSURANCE TRUST

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Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$5,658	$216	$(251)	$(25)	$(2)	$5,596	$179	$0

PIMCO Global Advantage® Strategy Bond Fund	7,517	290	(262)	(3)	(73)	7,469	124	0

PIMCO Income Fund	9,445	432	(413)	(17)	(111)	9,336	296	0

PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,638	238	(231)	(6)	(29)	5,610	111	0

PIMCO Investment Grade Credit Bond Fund	9,406	423	(365)	(29)	(132)	9,303	198	0

PIMCO RAE International Fund	9,408	395	(640)	(19)	170	9,314	0	0

PIMCO RAE PLUS EMG Fund	9,410	708	(1,233)	(101)	645	9,429	499	0

PIMCO RAE PLUS Small Fund	9,300	624	(871)	(450)	816	9,419	442	0

PIMCO Real Return Fund	9,376	427	(412)	(6)	(72)	9,313	189	0

PIMCO Short-Term Floating NAV Portfolio III	13,533	20,569	(20,800)	6	(4)	13,304	369	0

PIMCO Short-Term Fund	28,311	1,329	(1,759)	(15)	192	28,058	740	0

PIMCO StocksPLUS® Fund	9,372	297	(1,459)	248	820	9,278	297	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	9,385	522	(1,216)	129	483	9,303	522	0

PIMCO StocksPLUS® International Fund (Unhedged)	18,742	932	(1,350)	(456)	760	18,628	727	0

PIMCO Total Return Fund IV	28,247	1,318	(1,042)	(20)	(587)	27,916	585	0

Totals	$182,748	$28,720	$(32,304)	$(764)	$2,876	$181,276	$5,278	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Notes to Financial Statements	(Cont.)

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative

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instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired

Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or

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Notes to Financial Statements	(Cont.)

unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Model Risk is the risk that the Portfolio’s investment models used in making investment allocation decisions may not adequately take into account certain factors or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Portfolio.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government

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actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. The Portfolio’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments

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Notes to Financial Statements	(Cont.)

in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

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8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”)

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Notes to Financial Statements	(Cont.)

govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Administrative Class	Advisor Class
0.45%	0.40%	0.40%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Acquired Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and Management Fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

PIMCO has contractually agreed, through May 1, 2025, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver renews annually for full year unless terminated by PIMCO at least 30 days’ notice prior to the contract term. The waiver is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, the amount waived and/or reimbursed was $492,770.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Notes to Financial Statements	(Cont.)

Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$8,153	$11,505

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Administrative Class	0	$0	0	$0

Advisor Class	219	1,374	681	3,977
Issued as reinvestment of distributions

Administrative Class	0	0	0	0

Advisor Class	944	6,000	1,015	6,001
Cost of shares redeemed

Administrative Class	0	0	(0)	(0)

Advisor Class	(2,690)	(16,978)	(3,909)	(22,844)

Net increase (decrease) resulting from Portfolio share transactions	(1,527)	$(9,604)	(2,213)	$(12,866)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 97% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$5,787	$3,482

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$181,972	$7,898	$(7,821)	$77

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:

S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:

TBA	To-Be-Announced

30	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT09FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Global Managed Asset Allocation Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Global Managed Asset Allocation Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

The Portfolio may invest in Institutional Class or Class M shares of any of the funds of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, the “Acquired Funds”). The Portfolio may invest in a combination of affiliated funds and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, as amended (the “Act”), fixed income instruments, equity securities, forwards and derivatives, to the extent permitted under the Act or exemptive relief therefrom. The cost of investing in the Portfolio will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio (and/or Underlying PIMCO Funds or Acquired Funds, as applicable) are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and

non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Global Managed Asset Allocation Portfolio	04/15/09	04/30/12	04/15/09	04/15/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the

4	PIMCO VARIABLE INSURANCE TRUST

calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Global Managed Asset Allocation Portfolio (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2024 - 06/30/2024+	$9.32	$0.18	$0.48	$0.66	$(0.17)	$0.00	$0.00	$(0.17)

12/31/2023	8.44	0.29	0.81	1.10	(0.22)	0.00	0.00	(0.22)

12/31/2022	12.91	0.21	(2.48)	(2.27)	(0.08)	(1.98)	(0.14)	(2.20)

12/31/2021	13.15	0.21	1.39	1.60	(0.35)	(1.49)	0.00	(1.84)

12/31/2020	12.53	0.13	1.72	1.85	(0.99)	(0.24)	0.00	(1.23)

12/31/2019	10.94	0.29	1.58	1.87	(0.28)	0.00	0.00	(0.28)
Administrative Class

01/01/2024 - 06/30/2024+	9.36	0.18	0.47	0.65	(0.16)	0.00	0.00	(0.16)

12/31/2023	8.47	0.28	0.82	1.10	(0.21)	0.00	0.00	(0.21)

12/31/2022	12.95	0.23	(2.52)	(2.29)	(0.07)	(1.98)	(0.14)	(2.19)

12/31/2021	13.15	0.16	1.41	1.57	(0.28)	(1.49)	0.00	(1.77)

12/31/2020	12.53	0.12	1.72	1.84	(0.98)	(0.24)	0.00	(1.22)

12/31/2019	10.94	0.26	1.59	1.85	(0.26)	0.00	0.00	(0.26)
Advisor Class

01/01/2024 - 06/30/2024+	9.40	0.17	0.48	0.65	(0.16)	0.00	0.00	(0.16)

12/31/2023	8.51	0.27	0.82	1.09	(0.20)	0.00	0.00	(0.20)

12/31/2022	12.99	0.18	(2.49)	(2.31)	(0.05)	(1.98)	(0.14)	(2.17)

12/31/2021	13.22	0.17	1.41	1.58	(0.32)	(1.49)	0.00	(1.81)

12/31/2020	12.60	0.10	1.72	1.82	(0.96)	(0.24)	0.00	(1.20)

12/31/2019	10.99	0.25	1.61	1.86	(0.25)	0.00	0.00	(0.25)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Ratios shown do not include expenses of the investment companies in which the Portfolio may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.81	7.08%	$1,351	1.02	%*	1.14	%*	0.91	%*	1.03	%*	3.84	%*	306%

9.32	13.12	1,369	1.00		1.12		0.90		1.02		3.27		660

8.44	(18.24)	1,194	0.91		1.06		0.86		1.01		2.15		345

12.91	12.86	1,420	0.80		1.00		0.79		0.99		1.61		108

13.15	17.01	1,166	0.82		1.02		0.80		1.00		1.06		360

12.53	17.23	1,972	0.88		1.04		0.83		0.99		2.41		694

9.85	6.98	3,897	1.17	*	1.29	*	1.06	*	1.18	*	3.69	*	306

9.36	13.02	4,164	1.15		1.27		1.05		1.17		3.11		660

8.47	(18.36)	4,381	1.06		1.21		1.01		1.16		2.34		345

12.95	12.63	2,971	0.95		1.15		0.94		1.14		1.19		108

13.15	16.83	148,037	0.97		1.17		0.95		1.15		0.96		360

12.53	17.06	150,211	1.03		1.19		0.98		1.14		2.22		694

9.89	6.90	301,988	1.27	*	1.39	*	1.16	*	1.28	*	3.59	*	306

9.40	12.85	308,412	1.25		1.37		1.15		1.27		3.01		660

8.51	(18.40)	319,648	1.16		1.31		1.11		1.26		1.86		345

12.99	12.60	435,199	1.05		1.25		1.04		1.24		1.33		108

13.22	16.62	447,404	1.07		1.27		1.05		1.25		0.86		360

12.60	17.05	440,736	1.13		1.29		1.08		1.24		2.12		694

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Consolidated Statement of Assets and Liabilities	PIMCO Global Managed Asset Allocation Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$240,810
Investments in Affiliates	148,547
Financial Derivative Instruments
Exchange-traded or centrally cleared	853
Over the counter	3,296
Cash	1
Deposits with counterparty	4,294
Foreign currency, at value	1,407
Receivable for investments sold	240
Receivable for investments sold on a delayed-delivery basis	270
Receivable for TBA investments sold	56,122
Receivable for Portfolio shares sold	2
Interest and/or dividends receivable	787
Dividends receivable from Affiliates	541
Reimbursement receivable from PIMCO	28
Other assets	1
Total Assets	457,199

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$1,282
Over the counter	1,562
Payable for investments purchased	30,211
Payable for investments in Affiliates purchased	606
Payable for TBA investments purchased	111,742
Deposits from counterparty	4,035
Payable for Portfolio shares redeemed	208
Accrued investment advisory fees	228
Accrued supervisory and administrative fees	17
Accrued distribution fees	59
Accrued servicing fees	1
Foreign capital gains tax payable	12
Total Liabilities	149,963

Commitments and Contingent Liabilities^

Net Assets	$307,236

Net Assets Consist of:

Paid in capital	$337,753
Distributable earnings (accumulated loss)	(30,517)

Net Assets	$307,236

Net Assets:

Institutional Class	$1,351
Administrative Class	3,897
Advisor Class	301,988

Shares Issued and Outstanding:

Institutional Class	138
Administrative Class	396
Advisor Class	30,531

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.81
Administrative Class	9.85
Advisor Class	9.89

Cost of investments in securities	$248,172
Cost of investments in Affiliates	$153,814
Cost of foreign currency held	$1,414
Cost or premiums of financial derivative instruments, net	$(60)

* Includes repurchase agreements of:	$66,060

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Statement of Operations	PIMCO Global Managed Asset Allocation Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$3,707
Dividends, net of foreign taxes**	26
Dividends from Investments in Affiliates	3,764
Total Income	7,497

Expenses:

Investment advisory fees	1,474
Supervisory and administrative fees	112
Distribution and/or servicing fees - Administrative Class	3
Distribution and/or servicing fees - Advisor Class	379
Trustee fees	5
Interest expense	166
Total Expenses	2,139
Waiver and/or Reimbursement by PIMCO	(186)
Net Expenses	1,953

Net Investment Income (Loss)	5,544

Net Realized Gain (Loss):

Investments in securities	(2,071)
Investments in Affiliates	330
Exchange-traded or centrally cleared financial derivative instruments	19,602
Over the counter financial derivative instruments	3,475
Short sales	7
Foreign currency	42

Net Realized Gain (Loss)	21,385

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(5,130)
Investments in Affiliates	(334)
Exchange-traded or centrally cleared financial derivative instruments	(4,976)
Over the counter financial derivative instruments	4,660
Foreign currency assets and liabilities	(101)

Net Change in Unrealized Appreciation (Depreciation)	(5,881)

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,048

* Foreign tax withholdings - Interest	$8

** Foreign tax withholdings - Dividends	$16

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Consolidated Statements of Changes in Net Assets	PIMCO Global Managed Asset Allocation Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$5,544	$9,583
Net realized gain (loss)	21,385	9,155
Net change in unrealized appreciation (depreciation)	(5,881)	19,460

Net Increase (Decrease) in Net Assets Resulting from Operations	21,048	38,198

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(24)	(32)
Administrative Class	(66)	(96)
Advisor Class	(4,911)	(6,572)

Total Distributions(a)	(5,001)	(6,700)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(22,756)	(42,776)

Total Increase (Decrease) in Net Assets	(6,709)	(11,278)

Net Assets:

Beginning of period	313,945	325,223
End of period	$307,236	$313,945

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 78.3%

CORPORATE BONDS & NOTES 1.4%

BANKING & FINANCE 0.5%

Ally Financial, Inc.
8.000% due 11/01/2031	$800	$883

Kaisa Group Holdings Ltd.
9.375% due 06/30/2049	1,200	43

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK)
5.000% due 09/30/2026 (a)	31	4

Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK)
5.250% due 09/30/2027 (a)	31	3

Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK)
5.500% due 09/30/2027 (a)	62	6

Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK)
5.750% due 09/30/2028 (a)	94	8

Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK)
6.000% due 09/30/2029 (a)	94	7

Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK)
6.250% due 09/30/2030 (a)	44	3

VICI Properties LP
3.875% due 02/15/2029	700	648

		1,605

INDUSTRIALS 0.6%

Berry Global, Inc.
4.875% due 07/15/2026	603	593

Broadcom, Inc.
3.137% due 11/15/2035	208	167

Energy Transfer LP
3.750% due 05/15/2030	1,100	1,012

		1,772

UTILITIES 0.3%

Pacific Gas & Electric Co.
2.500% due 02/01/2031	1,100	907

Total Corporate Bonds & Notes (Cost $5,812)		4,284

CONVERTIBLE BONDS & NOTES 0.3%

BANKING & FINANCE 0.0%

Sunac China Holdings Ltd. (1.000% PIK)
1.000% due 09/30/2032 (a)	91	6

INDUSTRIALS 0.3%

Multiplan Corp. (6.000% Cash or 7.000% PIK)
6.000% due 10/15/2027 (a)	1,300	916

Total Convertible Bonds & Notes (Cost $1,296)		922

U.S. GOVERNMENT AGENCIES 19.6%

Fannie Mae
6.124% due 01/25/2051 •	349	350

Freddie Mac
6.036% due 03/15/2050 •	352	352
6.224% due 12/15/2050 •	71	70
6.226% due 04/15/2049 •	177	174

Ginnie Mae
5.983% due 05/20/2074 •	178	177
6.183% due 05/20/2074 •	181	182
6.233% due 09/20/2071 •	2,609	2,615
6.246% due 08/20/2068 •	526	519

Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2054	8,900	6,969
2.500% due 08/01/2054	8,600	7,031
3.000% due 08/01/2054	5,900	5,024
3.500% due 08/01/2054	5,900	5,223
5.000% due 07/01/2054 - 08/01/2054	14,800	14,304
5.500% due 08/01/2054	17,600	17,357

Total U.S. Government Agencies (Cost $60,567)		60,347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 5.2%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)(m)	$9,500	$5,998
4.000% due 11/15/2042 (i)(k)(m)	990	913
4.000% due 11/15/2052 (k)	740	674

U.S. Treasury Inflation Protected Securities (e)
1.750% due 01/15/2034	4,998	4,852
2.125% due 04/15/2029	3,446	3,451

Total U.S. Treasury Obligations (Cost $19,487)		15,888

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%

Alliance Bancorp Trust
5.940% due 07/25/2037 •	273	227

Bear Stearns Adjustable Rate Mortgage Trust
4.819% due 02/25/2036 ~	13	12
4.912% due 07/25/2036 ~	66	56

Countrywide Alternative Loan Trust
5.760% due 07/25/2035 •	362	274
5.780% due 09/25/2047 •	92	81

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 04/25/2036	211	101

Impac CMB Trust
6.080% due 04/25/2035 «•	76	69
6.105% due 04/25/2035 «•	99	88

Residential Accredit Loans, Inc. Trust
5.619% due 06/25/2046 •	223	51
6.000% due 12/25/2036	66	52

Residential Asset Securitization Trust
5.500% due 05/25/2035 •	330	205

WaMu Mortgage Pass-Through Certificates Trust
6.120% due 01/25/2045 •	1,429	1,354

Total Non-Agency Mortgage-Backed Securities (Cost $2,955)		2,570

ASSET-BACKED SECURITIES 11.4%

522 Funding CLO Ltd.
6.626% due 10/20/2031 •	473	473

Aames Mortgage Investment Trust
5.940% due 04/25/2036 •	76	70

ACAS CLO Ltd.
6.479% due 10/18/2028 •	154	154

ACE Securities Corp. Home Equity Loan Trust
5.940% due 06/25/2036 •	152	109
6.360% due 08/25/2035 •	115	112

Apidos CLO
6.489% due 07/18/2029 •	343	343

Ares CLO Ltd.
6.460% due 01/15/2029 •	271	271

Argent Securities Trust
5.760% due 07/25/2036 •	321	276
5.940% due 05/25/2035 •	433	384

Benefit Street Partners CLO Ltd.
6.609% due 01/17/2032 •	194	194

Carlyle Global Market Strategies CLO Ltd.
6.534% due 08/14/2030 •	383	383

Carvana Auto Receivables Trust
3.350% due 02/10/2027	800	790
4.850% due 06/12/2028	710	702
5.330% due 07/10/2029	180	180
5.760% due 04/12/2027	964	964
5.900% due 08/10/2027	170	170
5.980% due 12/10/2027	783	785
6.360% due 04/12/2027	130	131

Catamaran CLO Ltd.
6.686% due 04/22/2030 •	325	325

Citigroup Mortgage Loan Trust
5.895% due 11/25/2036 •	54	53

Citizens Auto Receivables Trust
5.840% due 01/18/2028	538	541
6.283% due 07/15/2026 •	681	682

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
5.740% due 05/25/2035 •		$213	$203
5.960% due 03/25/2037 •		563	536

Crestline Denali CLO Ltd.
6.728% due 10/23/2031 •		387	388

Elevation CLO Ltd.
6.535% due 10/25/2030 •		292	293

First Franklin Mortgage Loan Trust
6.165% due 11/25/2036 •		1,235	1,176

Flagship Credit Auto Trust
5.640% due 03/15/2028		549	549

Fremont Home Loan Trust
5.730% due 10/25/2036 •		618	541
5.760% due 10/25/2036 •		1,922	765

Gallatin CLO Ltd.
6.680% due 07/15/2031 •		379	379

Golden Credit Card Trust
4.310% due 09/15/2027		2,630	2,594

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		402	397

IndyMac INDB Mortgage Loan Trust
5.600% due 07/25/2036 •		808	255

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		499	448

Lehman XS Trust
4.857% due 06/25/2036 þ		434	404
5.780% due 05/25/2036 •		405	345

Long Beach Mortgage Loan Trust
6.020% due 09/25/2034 •		187	187
6.060% due 01/25/2036 •		1,092	950

Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		791	742
7.043% due 11/15/2068 •		218	221

Oaktree CLO Ltd.
6.696% due 04/22/2030 •		300	300

OCP Euro CLO DAC
4.777% due 09/22/2034 •	EUR	600	640

Octagon Investment Partners Ltd.
6.584% due 02/14/2031 •		$382	383

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029		325	325

Oscar U.S. Funding LLC
5.810% due 12/10/2027 «		360	363

OSD CLO Ltd.
6.449% due 04/17/2031 •		425	426

OZLM Ltd.
6.559% due 10/17/2029 •		250	250
6.746% due 07/20/2032 •		500	500
6.841% due 10/30/2030 •		78	78

Palmer Square CLO Ltd.
6.579% due 10/17/2031 •		150	150

Palmer Square European Loan Funding DAC
4.686% due 04/15/2031 •	EUR	293	314

Palmer Square Loan Funding Ltd.
6.386% due 07/20/2029 •		$542	542
6.390% due 10/15/2029 •		1,202	1,203

Popular ABS Mortgage Pass-Through Trust
5.955% due 07/25/2036 •		115	106

Rad CLO Ltd.
6.705% due 07/24/2032 •		800	801

Santander Drive Auto Receivables Trust
5.710% due 02/16/2027		383	383

Saranac CLO Ltd.
6.748% due 08/13/2031 •		370	371

SCCU Auto Receivables Trust
5.700% due 10/16/2028		170	171

Segovia European CLO DAC
4.777% due 07/20/2032 •	EUR	499	532

SMB Private Education Loan Trust
1.290% due 07/15/2053		$338	309
6.783% due 03/15/2056 •		1,220	1,239
7.133% due 10/16/2056 •		669	684

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sound Point CLO Ltd.
6.565% due 07/25/2030 •		$228	$228
6.566% due 10/20/2030 •		681	682
6.796% due 07/20/2032 •		600	601

Structured Asset Securities Corp. Mortgage Loan Trust
6.030% due 10/25/2036 •		63	61
6.255% due 02/25/2036 •		100	95

TCI-Symphony CLO Ltd.
6.610% due 10/13/2032 •		531	531

TCW CLO Ltd.
6.555% due 04/25/2031 •		349	350

Venture CLO Ltd.
6.576% due 07/20/2030 •		405	406
6.751% due 07/30/2032 •		1,200	1,201

Vibrant CLO Ltd.
6.706% due 07/20/2032 •		300	300

Voya CLO Ltd.
6.590% due 10/15/2030 •		170	170

Wellfleet CLO Ltd.
6.476% due 07/20/2029 •		6	6

Wind River CLO Ltd.
6.670% due 07/15/2031 •		700	700

Total Asset-Backed Securities (Cost $35,448)			34,866

SOVEREIGN ISSUES 6.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		441	242
3.625% due 07/09/2035 þ		289	122

Brazil Letras do Tesouro Nacional
0.000% due 10/01/2024 (d)	BRL	20,400	3,556
0.000% due 04/01/2025 (d)		18,400	3,047

Canada Government Bond
3.250% due 09/01/2028	CAD	7,100	5,132

Colombian TES
5.750% due 11/03/2027	COP	8,095,000	1,728
7.750% due 09/18/2030		10,707,900	2,291

Mexico Government International Bond
4.000% due 11/30/2028 (e)	MXN	667	34
4.000% due 08/24/2034 (e)		623	30

Peru Government International Bond
1.862% due 12/01/2032		$800	606

South Africa Government International Bond
7.000% due 02/28/2031	ZAR	37,600	1,734

United Kingdom Gilt
0.625% due 10/22/2050	GBP	3	1

Total Sovereign Issues (Cost $19,346)			18,523

		SHARES
COMMON STOCKS 2.3%

COMMUNICATION SERVICES 0.1%

Alphabet, Inc. ‘A’		1,237	225

Meta Platforms, Inc. ‘A’		373	188

			413

	SHARES	MARKET VALUE (000S)
CONSUMER DISCRETIONARY 0.1%

Amazon.com, Inc. (b)	1,012	$196

INFORMATION TECHNOLOGY 0.7%

Advanced Micro Devices, Inc. (b)	1,240	201

Apple, Inc.	1,161	245

Applied Materials, Inc.	955	225

Arista Networks, Inc. (b)	757	265

ASML Holding NV	104	106

Broadcom, Inc.	157	252

Microsoft Corp.	450	201

NVIDIA Corp.	2,772	343

Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	1,424	248

		2,086

UTILITIES 1.4%

AES Corp.	36,000	632

American Electric Power Co., Inc.	3,400	298

Constellation Energy Corp.	3,400	681

NextEra Energy, Inc.	9,500	673

NRG Energy, Inc.	9,100	709

Southern Co.	8,100	628

Vistra Corp.	9,300	800

		4,421

Total Common Stocks (Cost $5,833)		7,116

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(f)	389,000	388

Total Preferred Securities (Cost $389)		388

REAL ESTATE INVESTMENT TRUSTS 0.1%

REAL ESTATE 0.1%

Digital Realty Trust, Inc.	1,418	216

Equinix, Inc.	247	187

Total Real Estate Investment Trusts (Cost $380)		403

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 31.1%

COMMERCIAL PAPER 0.3%

Bacardi-Martini BV
5.850% due 07/18/2024	$130	130

Crown Castle, Inc.
5.840% due 08/01/2024	125	124

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Corp.
5.550% due 08/01/2024		$130	$129

Intercontinental Exchange, Inc.
5.500% due 07/03/2024		130	130
5.500% due 07/11/2024		130	130
5.510% due 07/16/2024		130	130
5.510% due 07/24/2024		125	124

Penske Truck Leasing Co. LP
5.530% due 07/12/2024		130	130

			1,027

REPURCHASE AGREEMENTS (h) 21.5%

			66,060

JAPAN TREASURY BILLS 9.3%
0.004% due 07/29/2024 (c)(d)	JPY	4,572,000	28,416

Total Short-Term Instruments (Cost $96,659)			95,503

Total Investments in Securities (Cost $248,172)			240,810

		SHARES
INVESTMENTS IN AFFILIATES 48.4%

MUTUAL FUNDS 8.1% (g)

PIMCO Investment Grade Credit Bond Fund		2,804,380	24,791

Total Mutual Funds (Cost $28,892)			24,791

SHORT-TERM INSTRUMENTS 40.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 40.3%

PIMCO Short Asset Portfolio (g)		5,516,840	53,811

PIMCO Short-Term Floating NAV Portfolio III		7,189,382	69,945

Total Short-Term Instruments (Cost $124,922)			123,756

Total Investments in Affiliates (Cost $153,814)			148,547

Total Investments 126.7% (Cost $401,986)			$389,357

Financial Derivative Instruments (j)(l) 0.4% (Cost or Premiums, net $(60))			1,305

Other Assets and Liabilities, net (27.1)%			(83,426)

Net Assets 100.0%			$307,236

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.400%	07/01/2024	07/02/2024	$100	U.S. Treasury Notes 1.375% due 11/15/2031	$(102)	$100	$100
FICC	2.600	06/28/2024	07/01/2024	350	U.S. Treasury Notes 4.500% due 03/31/2026	(357)	350	350
SAL	5.370	06/28/2024	07/01/2024	35,300	U.S. Treasury Notes 0.750% due 04/30/2026	(36,035)	35,300	35,316
	5.440	07/01/2024	07/02/2024	30,100	U.S. Treasury Notes 0.875% due 09/30/2026	(30,734)	30,100	30,100
SSB	2.600	06/28/2024	07/01/2024	210	U.S. Treasury Notes 1.125% due 02/28/2027(2)	(214)	210	210

Total Repurchase Agreements						$(67,442)	$66,060	$66,076

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$100	$0	$0	$100	$(102)	$(2)
FICC	350	0	0	350	(357)	(7)
SAL	65,416	0	0	65,416	(66,769)	(1,353)
SSB	210	0	0	210	(214)	(4)

Total Borrowings and Other Financing Transactions	$66,076	$0	$0

(i)

Securities with an aggregate market value of $3 have been pledged as collateral as of June 30, 2024 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond September Futures	09/2024	1	$70	$0	$0	$0
Canada Government 10-Year Bond September Futures	09/2024	18	1,580	12	0	(4)
E-mini NASDAQ 100 Index September Futures	09/2024	1	399	(1)	0	(2)
E-mini S&P 500 Index September Futures	09/2024	286	78,957	61	0	(342)
Euro STOXX 600 September Futures	09/2024	480	13,216	(48)	0	(108)
Euro-BOBL Future September Futures	09/2024	2	249	3	0	0
Euro-Bund September Futures	09/2024	13	1,832	(12)	0	(6)
Japan Government 10-Year Bond September Futures	09/2024	6	5,328	(7)	7	(21)
Mini MSCI Emerging Markets Index September Futures	09/2024	12	653	5	1	0
Nikkei 225 Index September Futures	09/2024	11	1,360	29	13	0
S&P/Toronto Stock Exchange 60 September Futures	09/2024	31	5,939	58	0	(25)
SPI 200 Index September Futures	09/2024	18	2,333	14	7	(8)
Topix Index September Futures	09/2024	22	3,843	42	23	(4)
U.S. Treasury 2-Year Note September Futures	09/2024	149	30,429	51	0	(4)
U.S. Treasury 5-Year Note September Futures	09/2024	808	86,115	562	0	(88)
U.S. Treasury 10-Year Note September Futures	09/2024	18	1,980	8	0	(5)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	173	19,641	133	0	(84)
U.S. Treasury Long-Term Bond September Futures	09/2024	1	118	1	0	(1)
United Kingdom Long Gilt September Futures	09/2024	4	493	2	0	(2)

				$913	$51	$(704)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2024	29	$(2,197)	$0	$17	$(17)
Euro STOXX 50 September Futures	09/2024	8	(422)	(1)	3	0
Euro-Buxl 30-Year Bond September Futures	09/2024	6	(837)	(20)	9	(1)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	3	(396)	2	2	0
FTSE 100 Index September Futures	09/2024	3	(311)	2	2	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	5	(627)	(4)	8	0

				$(21)	$41	$(18)

Total Futures Contracts				$892	$92	$(722)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.296%	$500	$20	$3	$23	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Crossover 41 5-Year Index	(5.000)%	Quarterly	06/20/2029	EUR	100	$(9)	$1	$(8)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-42 5-Year Index	5.000%	Quarterly	06/20/2029	$	1,100	$75	$(5)	$70	$0	$(1)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		8,900	195	(10)	185	0	(1)
iTraxx Europe Main 41 5-Year Index	1.000	Quarterly	06/20/2029	EUR	300	7	(1)	6	0	0

						$277	$(16)	$261	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	19,800	$103	$(97)	$6	$1	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	09/18/2026		5,900	(23)	38	15	0	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		5,500	79	(52)	27	0	(7)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		118	(1)	5	4	0	(1)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		400	(6)	10	4	2	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	200,600	5	10	15	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.125	Annual	10/12/2024	JPY	4,150,000	3	(6)	(3)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		1,690,000	(87)	(37)	(124)	0	(7)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		960,000	19	16	35	11	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		900,000	249	80	329	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		70,000	107	13	120	2	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	1,780	10	3	13	2	0
Pay(6)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029	THB	42,860	2	(13)	(11)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$23,800	150	156	306	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		17,450	75	173	248	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		24,420	(272)	(75)	(347)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		39,600	193	418	611	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		22,300	(217)	(329)	(546)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		19,800	66	163	229	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		1,926	(4)	(32)	(36)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		7,300	0	106	106	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		300	(1)	(9)	(10)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028		16,500	(6)	(56)	(62)	22	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		200	2	(7)	(5)	0	0

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.970%	Annual	02/27/2029		$1,205	$(3)	$(10)	$(13)	$0	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		300	27	4	31	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		50,400	99	654	753	96	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,400	6	4	10	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		700	(2)	(20)	(22)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		883	(3)	(20)	(23)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		9,500	8	362	370	31	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		3,600	32	(86)	(54)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		2,600	28	255	283	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,500	273	106	379	11	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,200	(293)	(40)	(333)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,700	200	286	486	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		3,477	(14)	(90)	(104)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		2,000	(8)	(45)	(53)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		4,141	(15)	(59)	(74)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		986	(4)	9	5	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		833	(3)	8	5	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		703	(3)	8	5	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		706	(3)	7	4	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		569	(2)	7	5	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		406	(1)	12	11	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		800	(4)	(8)	(12)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		944	(4)	6	2	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		1,014	(4)	13	9	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,090	(115)	(28)	(143)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		12,850	781	(186)	595	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,129	(5)	42	37	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034		321	(1)	(9)	(10)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		643	(3)	(17)	(20)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		242	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		7,850	186	428	614	46	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		2,008	(9)	(18)	(27)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		1,200	(4)	(26)	(30)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		1,800	73	(37)	36	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		1,193	(4)	(6)	(10)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		796	(3)	(3)	(6)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		1,194	(4)	0	(4)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		1,180	(3)	13	10	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		1,187	(3)	17	14	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		22,458	386	4	390	138	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,500	5	10	15	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,000	(706)	(330)	(1,036)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	106	243	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,500	286	327	613	55	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		212	(1)	1	0	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		5,990	447	144	591	101	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		11,700	26	(541)	(515)	0	(205)
Pay	1-Year BRL-CDI	9.955	Maturity	01/02/2029	BRL	41,300	(181)	(280)	(461)	0	(36)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		5,530	0	(5)	(5)	0	(5)
Pay(6)	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	1,600	1	2	3	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.550	Quarterly	03/18/2029	COP	25,154,300	156	(4)	152	6	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	318	(1)	(2)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		324	0	1	1	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		200	(1)	0	(1)	0	0
Receive	3-Month ILS-TELBOR	1.215	Annual	02/11/2027	ILS	150	3	0	3	0	0
Receive(6)	3-Month KRW-KORIBOR	3.250	Quarterly	09/18/2029	KRW	1,074,610	(2)	(3)	(5)	0	(1)
Pay	3-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	2,900	(6)	5	(1)	0	(1)
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	34,100	15	30	45	0	(4)
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		14,800	(6)	(11)	(17)	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	5,700	45	(33)	12	6	0
Receive	6-Month CLP-CHILIBOR	5.070	Semi-Annual	03/04/2026	CLP	5,100,000	0	50	50	0	0
Pay	6-Month CLP-CHILIBOR	5.025	Semi-Annual	03/18/2026		5,100,000	0	(49)	(49)	0	0
Pay	6-Month CLP-CHILIBOR	5.850	Semi-Annual	01/14/2027		924,660	22	(14)	8	0	0
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	90	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	332	(1)	13	12	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		383	(1)	(11)	(12)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		567	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		364	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		242	0	3	3	0	0
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		5,900	(3)	20	17	4	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,066)	(926)	(1,992)	0	(16)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		201	(1)	12	11	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month EUR-EURIBOR	3.280%	Annual	11/22/2033	EUR	110	$0	$(6)	$(6)	$0	$0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		119	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		158	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		217	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		707	(3)	(17)	(20)	2	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		485	(2)	(9)	(11)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		283	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		282	(1)	7	6	1	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		200	(1)	(1)	(2)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		6,500	63	(90)	(27)	0	(14)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		3,100	(165)	168	3	7	0
Receive	6-Month HUF-BBR	3.700	Annual	11/08/2026	HUF	160,300	85	(66)	19	0	(1)
Receive	6-Month HUF-BBR	11.070	Annual	09/02/2027		89,000	(29)	(19)	(48)	0	0
Pay	6-Month PLN-WIBOR	2.983	Annual	11/08/2026	PLN	3,410	(30)	(3)	(33)	0	(1)
Receive	28-Day MXN-TIIE	7.745	Lunar	02/11/2027	MXN	55,400	113	55	168	0	(5)
Pay	28-Day MXN-TIIE	8.700	Lunar	11/05/2027		13,400	0	(24)	(24)	1	0
Pay	28-Day MXN-TIIE	8.480	Lunar	01/24/2028		49,300	(12)	(95)	(107)	5	0
Receive	28-Day MXN-TIIE	9.580	Lunar	09/20/2028		13,700	6	(4)	2	0	(2)
Pay	28-Day MXN-TIIE	8.835	Lunar	03/13/2029		55,900	(64)	(27)	(91)	5	0
Receive	CAONREPO	3.500	Semi-Annual	06/19/2029	CAD	4,800	3	(12)	(9)	3	0
Pay(6)	ESTRON	3.132	Annual	08/02/2025	EUR	12,700	(7)	(9)	(16)	0	(1)

							$1,142	$337	$1,479	$761	$(555)

Total Swap Agreements							$1,430	$325	$1,755	$761	$(557)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$92	$761	$853	$0	$(725)	$(557)	$(1,282)

(k)	Securities with an aggregate market value of $6,359 and cash of $4,294 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(3) for closed futures is outstanding at period end.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024		$505	NZD	825	$0	$(3)
	08/2024	NZD	825		$505	3	0

BOA	07/2024	PLN	44		11	0	0
	07/2024		$348	HKD	2,717	0	0
	07/2024		26	KRW	35,498	0	0
	07/2024		342	PLN	1,371	0	(1)
	08/2024		115	TRY	4,035	2	0

BPS	07/2024	AUD	6,493		$4,326	0	(5)
	07/2024	CAD	3,427		2,511	6	0
	07/2024	GBP	2,576		3,291	34	0
	07/2024	JPY	79,500		509	15	0
	07/2024	PLN	7,126		1,763	3	(10)
	07/2024	SGD	893		658	0	0
	07/2024		$205	EUR	188	0	(3)
	07/2024		26	KRW	35,231	0	0
	08/2024		4,330	AUD	6,493	5	0
	08/2024		658	SGD	891	0	0
	09/2024	AUD	786		$525	0	(1)
	09/2024	BRL	6,557		1,200	37	0
	09/2024	CAD	480		350	0	(2)
	09/2024	CNH	5,503		768	10	0
	09/2024	CZK	1,159		50	0	0
	09/2024	HUF	330,125		900	8	(1)
	09/2024	IDR	10,063,451		617	3	0
	09/2024	NOK	3,701		350	3	0
	09/2024	PHP	67,499		1,150	0	(4)
	09/2024	PLN	202		50	0	0
	09/2024	SEK	2,603		250	3	0
	09/2024	TWD	22,203		690	5	0
	09/2024		$350	AUD	525	1	0
	09/2024		50	BRL	266	0	(3)
	09/2024		1,100	IDR	18,041,167	1	0
	09/2024		1,050	KRW	1,436,976	1	(6)
	09/2024		1,150	PHP	67,474	4	0
	09/2024		150	TRY	5,407	2	0
	09/2024		4	TWD	137	0	0
	09/2024		100	ZAR	1,857	1	0
	10/2024	CNH	1,897		$265	3	0

BRC	07/2024	JPY	4,572,000		30,062	1,528	0
	07/2024	KRW	408,622		295	0	(1)
	07/2024	NOK	2,754		262	4	0
	07/2024	PLN	2,975		749	11	(1)
	07/2024	THB	22		1	0	0
	07/2024		$217	DKK	1,491	0	(3)
	07/2024		1,244	NOK	13,150	0	(13)
	07/2024		100	TRY	3,531	8	0
	08/2024		380		13,181	3	0
	09/2024		354	MXN	6,639	4	0
	09/2024		50	NOK	532	0	0
	09/2024		300	TRY	10,688	1	0
	09/2024		950	ZAR	17,558	11	(1)
	11/2024		67	TRY	2,650	4	0

CBK	07/2024	BRL	5,546		$1,007	15	0
	07/2024	CHF	288		316	0	(4)
	07/2024	GBP	653		831	5	0
	07/2024	MXN	2,273		126	2	0
	07/2024	THB	55,564		1,518	2	0
	07/2024		$1,103	BRL	5,546	0	(111)
	07/2024		320	SEK	3,400	1	0
	07/2024		279	ZAR	5,077	0	(1)
	08/2024		488	BRL	2,669	0	(12)
	09/2024	CLP	259,415		$284	9	0
	09/2024	IDR	8,698,560		533	2	0
	09/2024	PHP	2,936		50	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2024	TWD	8,465		$263	$2	$0
	09/2024		$350	CAD	479	0	0
	09/2024		280	COP	1,161,891	0	(3)
	09/2024		2,753	INR	230,178	2	(1)
	09/2024		50	PLN	202	0	0

DUB	07/2024		371	CLP	342,753	0	(6)
	07/2024		14	KRW	19,256	0	0
	08/2024		356	BRL	1,897	0	(18)
	09/2024	COP	2,245,610		$530	0	(5)
	09/2024		$50	PEN	191	0	0

FAR	07/2024	NZD	3,367		$2,074	24	0
	07/2024		$4,700	AUD	7,054	6	0
	07/2024		11,443	EUR	10,506	0	(191)
	07/2024		9,561	JPY	1,493,029	0	(281)
	07/2024		967	NZD	1,585	0	(1)
	08/2024	NZD	1,585		$966	1	0

GLM	07/2024	BRL	17,100		3,392	333	0
	07/2024	EUR	610		660	7	0
	07/2024	MYR	953		202	0	0
	07/2024		$3,162	BRL	17,100	0	(103)
	07/2024	ZAR	16,801		$918	0	(4)
	08/2024		$2,592	BRL	13,409	0	(202)
	08/2024		329	TRY	11,364	3	0
	09/2024	CAD	478		$350	0	0
	09/2024		$400	INR	33,506	1	0
	09/2024		50	JPY	7,941	0	0
	10/2024	BRL	13,100		$2,577	258	0
	04/2025		18,400		3,299	109	0

JPM	07/2024		3,891		717	21	0
	07/2024	CAD	295		215	0	(1)
	07/2024	CHF	311		352	6	0
	07/2024	CNY	12,264		1,720	18	0
	07/2024	DKK	2,250		323	0	0
	07/2024	TRY	10,969		324	0	(5)
	07/2024		$719	BRL	3,891	0	(23)
	07/2024		4,061	CHF	3,645	0	(5)
	07/2024		32	CNY	224	0	0
	07/2024		1,337	IDR	21,682,672	0	(12)
	07/2024		17	KRW	23,766	0	0
	07/2024		663	SGD	893	0	(5)
	07/2024		12	TRY	414	0	0
	07/2024		2,580	ZAR	46,986	0	0
	07/2024	ZAR	31,825		$1,729	0	(18)
	08/2024	CHF	3,631		4,061	5	0
	08/2024		$1,720	CNY	12,272	0	0
	08/2024		323	DKK	2,246	0	0
	08/2024		715	TRY	24,764	12	0
	09/2024	CLP	605,188		$650	10	(3)
	09/2024	COP	2,633,140		620	0	(7)
	09/2024	MXN	24,102		1,300	17	(19)
	09/2024	TWD	14,402		447	3	0
	09/2024		$717	BRL	3,916	0	(21)
	09/2024		350	GBP	274	0	(4)
	09/2024		375	INR	31,396	1	0
	09/2024		150	JPY	23,492	0	(2)
	09/2024		350	KRW	483,755	2	0
	09/2024		450	MXN	8,359	1	0
	10/2024	CNH	3,268		$457	5	0

MBC	07/2024	AUD	561		373	0	(1)
	07/2024	CZK	51,794		2,246	31	0
	07/2024	EUR	941		1,010	2	0
	07/2024	HUF	429,125		1,158	0	(5)
	07/2024	JPY	1,413,604		8,831	45	0
	07/2024	NOK	8,628		813	5	0
	07/2024		$2,984	CAD	4,086	2	0
	08/2024	CAD	4,083		$2,984	0	(3)
	08/2024		$7,426	JPY	1,186,723	0	(16)
	08/2024		581	NOK	6,188	0	(1)
	09/2024	AUD	263		$175	0	(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2024	EUR	46		$50	$0	$0
	09/2024		$700	GBP	552	0	(1)
	09/2024		550	PHP	32,400	4	0
	09/2024		5	TWD	161	0	0

MYI	07/2024	DKK	1,544		$221	0	(1)
	07/2024	HKD	1,263		162	0	0
	07/2024	NOK	1,769		166	0	0
	07/2024	NZD	244		150	1	0
	07/2024	SEK	3,915		371	1	0
	08/2024		$221	DKK	1,541	1	0
	08/2024		166	NOK	1,767	0	0
	08/2024		371	SEK	3,909	0	(1)
	09/2024	AUD	526		$350	0	(2)
	09/2024	CAD	478		350	0	0
	09/2024	EUR	46		50	1	0
	09/2024	TWD	5,729		179	2	0
	09/2024		$50	IDR	814,640	0	0
	09/2024		251	INR	20,957	0	0
	09/2024		50	MXN	933	0	0
	09/2024		550	NOK	5,798	0	(6)
	09/2024		50	PLN	202	0	0
	09/2024		250	SEK	2,598	0	(4)
	09/2024		100	ZAR	1,913	4	0
	10/2024	BRL	7,300		$1,444	151	0

RBC	07/2024		$4,095	GBP	3,229	0	(13)
	08/2024	GBP	3,229		$4,095	13	0
	09/2024		$372	TWD	11,996	0	(2)

RYL	07/2024		49	SEK	510	0	(1)

SCX	07/2024	CAD	361		$263	0	(1)
	07/2024	EUR	9,143		9,796	4	0
	07/2024	MXN	7		0	0	0
	07/2024	PEN	2,102		561	14	0
	07/2024		$1,692	CNY	12,031	0	(23)
	07/2024		13	KRW	17,878	0	0
	08/2024		9,810	EUR	9,143	0	(4)
	09/2024	CNH	2,258		$315	4	0
	09/2024	PHP	98,688		1,682	0	(6)
	09/2024	TWD	8,328		258	1	0
	09/2024		$1,700	INR	142,263	2	0
	09/2024		6	TWD	178	0	0
	10/2024		219	CNH	1,582	0	(1)

SSB	09/2024	CLP	332,294		$366	13	0

TOR	07/2024	CHF	14		15	0	0
	07/2024		$736	NZD	1,201	0	(4)
	08/2024	COP	11,978,567		$2,986	121	0
	08/2024	NZD	1,201		736	4	0

UAG	07/2024	CHF	3,035		3,358	0	(20)
	07/2024		$335	DKK	2,308	0	(4)
	07/2024		184	ILS	683	0	(3)

Total Forward Foreign Currency Contracts						$3,033	$(1,250)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(199)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700%	07/04/2024	323	$(1)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	323	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	180	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	180	(1)	0

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	1,070	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	1,070	(4)	(5)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	1,500	(5)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	1,500	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	1,400	(5)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	1,400	(5)	(8)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	530	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	530	(2)	(3)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	530	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	530	(2)	(3)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	1,079	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	1,079	(5)	(1)

							$(49)	$(36)

Total Written Options							$(304)	$(235)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$59	$0	$(6)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,013	(679)	669	0	(10)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(318)	293	0	(25)

SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	(8)	0	(12)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	100	0	(10)

						$(1,176)	$1,113	$0	$(63)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Pay	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	09/18/2029	MYR	5,580	$(9)	$1	$0	$(8)

TOTAL RETURN SWAPS ON EQUITY AND INTEREST RATE INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability

BOA	Pay	MLPIPOWR Index	47,807	5.600% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025	$	4,594	$0	$20	$20	$0

BRC	Receive	BCPMXWO Index(8)	756,761	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/05/2025		79,973	0	82	82	0

GST	Receive	GSCBPMGC Index	13,000	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/04/2025		1,542	0	(3)	0	(3)

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024		100	(1)	0	0	(1)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability

MYI	Receive	KOSPI2 Index	14,000,000	0.000%	Maturity	09/12/2024	KRW	5,188,112	$0	$161	$161	$0

	Receive	DWRTFT Index	43	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/07/2025	$	537	0	(2)	0	(2)

									$(1)	$258	$263	$(6)

Total Swap Agreements									$(1,186)	$1,372	$263	$(77)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$3	$0	$0	$3	$(3)	$0	$0	$(3)	$0	$0	$0
BOA	2	0	20	22	(1)	0	0	(1)	21	(270)	(249)
BPS	145	0	0	145	(35)	0	(8)	(43)	102	(10)	92
BRC	1,574	0	82	1,656	(19)	0	0	(19)	1,637	(2,510)	(873)
CBK	40	0	0	40	(132)	(8)	0	(140)	(100)	0	(100)
DUB	0	0	0	0	(29)	0	0	(29)	(29)	0	(29)
FAR	31	0	0	31	(473)	(16)	0	(489)	(458)	305	(153)
GLM	711	0	0	711	(309)	(203)	0	(512)	199	(290)	(91)
GST	0	0	0	0	0	0	(19)	(19)	(19)	0	(19)
JPM	101	0	0	101	(125)	(4)	(1)	(130)	(29)	0	(29)
MBC	89	0	0	89	(28)	0	0	(28)	61	0	61
MYC	0	0	0	0	0	(4)	(25)	(29)	(29)	3	(26)
MYI	161	0	161	322	(14)	0	(2)	(16)	306	(350)	(44)
RBC	13	0	0	13	(15)	0	0	(15)	(2)	0	(2)
RYL	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
SAL	0	0	0	0	0	0	(12)	(12)	(12)	0	(12)
SCX	25	0	0	25	(35)	0	0	(35)	(10)	0	(10)
SSB	13	0	0	13	0	0	0	0	13	0	13
TOR	125	0	0	125	(4)	0	0	(4)	121	0	121
UAG	0	0	0	0	(27)	0	(10)	(37)	(37)	0	(37)

Total Over the Counter	$3,033	$0	$263	$3,296	$(1,250)	$(235)	$(77)	$(1,562)

(m)

Securities with an aggregate market value of $308 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)

(8)	The following table represents the top 50 individual positions and related values within the total return basket swap as of June 30, 2024:

Referenced Entity	% of Index	Value
Communication Services
Alphabet Inc	5.4%	$4,318
Meta Platforms Inc.	2.9	2,319
Other Industrials◀	1.0	800

Total Industrials		$7,437

Consumer Discretionary
Amazon.com, Inc.	2.5%	$1,999
Booking Holdings, Inc.	1.0	800
General Motors Co.	0.6	480
Home Depot, Inc.	0.7	560
Target Corp.	1.0	800
Other Consumer Discretionary◀	3.6	2,878

Total Consumer Discretionary		$7,517

Consumer Staples
Altria Group, Inc.	1.2%	$960
Kimberly-Clark Corp.	0.7	560
Other Consumer Staples◀	1.2	960

Total Consumer Staples		$2,480

Energy
Marathon Petroleum Corp.	0.9%	$720
Totalenergies SE	0.9	720
Valero Energy Corp.	0.8	640
Other Energy◀	1.8	1,439

Total Energy		$3,519

Financials
3i Group PLC	0.6%	$480
American Express Co.	1.2	960
Ameriprise Financial Inc	0.6	480
Banco Bilbao Vizcaya Argentaria S.A.	0.9	720
Banco Santander S.A.	1.1	880
BlackRock, Inc.	0.9	720
Intesa Sanpaolo SpA	0.8	640
Muenchener Rueckversicherungs-Gesellschaft AG	1.0	800
Wells Fargo & Co.	0.8	640
Other Financials◀	8.1	6,477

Total Financials		$12,797

Health Care
AbbVie, Inc.	2.5%	$1,999
Gilead Sciences, Inc.	0.7	560
GSK PLC	1.2	960
Johnson & Johnson	2.2	1,759
Merck & Co., Inc.	0.8	640
Novartis AG	2.0	1,599
Roche Holding AG	0.7	560
Other Health Care◀	1.6	1,279

Total Health Care		$9,356

Industrials
Bae Systems PLC	0.8%	$640
Caterpillar, Inc.	1.2	960
Cummins, Inc.	0.6	480
Lockheed Martin Corp.	1.5	1,200
Mitsui & Co. Ltd.	0.6	480
United Rentals, Inc.	0.6	480
Other Industrials◀	6.2	4,957

Total Industrials		$9,197

Materials
Glencore PLC	0.5%	$400
Holcim Ltd.	0.7	560
Nucor Corp.	0.5	400
Other Materials◀	1.9	1,518

Total Materials		$2,878

Real Estate
Simon Property Group, Inc.	0.7%	$560
Other Real Estate◀	0.4	320

Total Real Estate		$880

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Referenced Entity	% of Index	Value
Technology
Apple Inc.	4.0%	$3,199
Applied Materials, Inc.	2.8	2,239
Cisco Systems, Inc.	1.4	1,120
Fortinet Inc.	0.6	480
KLA Corp.	1.3	1,040
Lam Research Corp.	1.8	1,440
Microsoft Corp.	4.2	3,359
NVIDIA Corp.	3.1	2,479
NXP Semiconductors NV	0.9	720
QUALCOMM, Inc.	2.8	2,239
Other Technology◀	4.9	3,918

Total Technology		$22,233

Utilities
Enel SpA	0.9%	$720
Other Utilities◀	1.2	959

Total Utilities		$1,679

Total Value		$79,973

◀	Represents positions not identified as a top 50 component or as having an individual notional value less than 1% of the notional of the total return swap, as of June 30, 2024.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$49	$0	$43	$92
Swap Agreements	0	0	0	0	761	761

	$0	$0	$49	$0	$804	$853

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,033	$0	$3,033
Swap Agreements	0	0	263	0	0	263

	$0	$0	$263	$3,033	$0	$3,296

	$0	$0	$312	$3,033	$804	$4,149

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$492	$0	$233	$725
Swap Agreements	0	2	0	0	555	557

	$0	$2	$492	$0	$788	$1,282

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,250	$0	$1,250
Written Options	0	0	0	0	235	235
Swap Agreements	0	63	5	0	9	77

	$0	$63	$5	$1,250	$244	$1,562

	$0	$65	$497	$1,250	$1,032	$2,844

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Consolidated Schedule of Investments	PIMCO Global Managed Asset Allocation Portfolio	(Cont.)	June 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended June 30, 2024:
	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$(46)	$0	$0	$(46)
Written Options	0	0	5	0	38	43
Futures	(127)	0	22,224	0	(2,253)	19,844
Swap Agreements	0	171	0	0	(410)	(239)

	$(127)	$171	$22,183	$0	$(2,625)	$19,602

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$689	$0	$689
Purchased Options	0	0	196	0	(115)	81
Written Options	0	0	0	0	150	150
Swap Agreements	193	72	2,305	0	(15)	2,555

	$193	$72	$2,501	$689	$20	$3,475

	$66	$243	$24,684	$689	$(2,605)	$23,077

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$2	$0	$0	$2
Written Options	0	0	(2)	0	0	(2)
Futures	(1)	0	(5,102)	0	(191)	(5,294)
Swap Agreements	0	(86)	0	0	404	318

	$(1)	$(86)	$(5,102)	$0	$213	$(4,976)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,313	$0	$4,313
Purchased Options	0	0	0	0	113	113
Written Options	0	0	0	0	19	19
Swap Agreements	11	(63)	268	0	(1)	215

	$11	$(63)	$268	$4,313	$131	$4,660

	$10	$(149)	$(4,834)	$4,313	$344	$(316)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,605	$0	$1,605
Industrials	0	1,772	0	1,772
Utilities	0	907	0	907
Convertible Bonds & Notes
Banking & Finance	0	6	0	6
Industrials	0	916	0	916
U.S. Government Agencies	0	60,347	0	60,347
U.S. Treasury Obligations	0	15,888	0	15,888
Non-Agency Mortgage-Backed Securities	0	2,413	157	2,570
Asset-Backed Securities	0	34,503	363	34,866
Sovereign Issues	0	18,523	0	18,523
Common Stocks
Communication Services	413	0	0	413
Consumer Discretionary	196	0	0	196
Information Technology	2,086	0	0	2,086
Utilities	4,421	0	0	4,421
Preferred Securities
Banking & Finance	0	388	0	388
Real Estate Investment Trusts
Real Estate	403	0	0	403
Short-Term Instruments
Commercial Paper	0	1,027	0	1,027
Repurchase Agreements	0	66,060	0	66,060
Japan Treasury Bills	0	28,416	0	28,416

	$7,519	$232,771	$520	$240,810

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Investments in Affiliates, at Value
Mutual Funds	$24,791	$0	$0	$24,791
Short-Term Instruments
Central Funds Used for Cash Management Purposes	123,756	0	0	123,756

	$148,547	$0	$0	$148,547

Total Investments	$156,066	$232,771	$520	$389,357

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	84	769	0	853
Over the counter	0	3,296	0	3,296

	$84	$4,065	$0	$4,149

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(540)	(739)	0	(1,279)
Over the counter	0	(1,562)	0	(1,562)

	$(540)	$(2,301)	$0	$(2,841)

Total Financial Derivative Instruments	$(456)	$1,764	$0	$1,308

Totals	$155,610	$234,535	$520	$390,665

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Global Managed Asset Allocation Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”).

The Portfolio has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Portfolio. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Notes to Financial Statements	(Cont.)

presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Portfolio may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which

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Notes to Financial Statements	(Cont.)

NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

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Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Notes to Financial Statements	(Cont.)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent

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permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Investment Grade Credit Bond Fund	$24,684	$518	$0	$0	$(411)	$24,791	$518	$0

PIMCO Preferred and Capital Securities Fund	3,177	0	(3,259)	327	(245)	0	0	0

PIMCO Short Asset Portfolio	52,045	1,452	0	0	314	53,811	1,459	0

PIMCO Short-Term Floating NAV Portfolio III	52,748	104,586	(87,400)	3	8	69,945	1,787	0

Totals	$132,654	$106,556	$(90,659)	$330	$(334)	$148,547	$3,764	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of

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Notes to Financial Statements	(Cont.)

investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Consolidated Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Portfolio as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or

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“Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not

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Notes to Financial Statements	(Cont.)

“against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation

(depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

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(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Indexes (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the

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Notes to Financial Statements	(Cont.)

current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result

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in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a

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Notes to Financial Statements	(Cont.)

basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. The principal risks of investing in the Portfolio include risks from direct investments and/or indirect exposure through investment in Acquired Funds or Underlying PIMCO Funds. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Allocation Risk is the risk that the Portfolio could lose money as a result of less than optimal or poor asset allocation decisions. The Portfolio could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk is the risk that the Portfolio’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Portfolio to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives. In addition, the Portfolio’s performance will be reduced by the Portfolio’s proportionate amount of the expenses of any Acquired Funds in which it invests.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Distressed Company Risk is the risk that securities of distressed companies may be subject to greater levels of market, issuer and liquidity risks. Distressed companies may be engaged in restructurings or bankruptcy proceedings, which may cause the value of their securities to fluctuate rapidly or unpredictably.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment

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obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Commodity Risk is the risk that investing in commodity-linked derivative instruments and commodities, either directly or indirectly through a subsidiary, may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in inflation, interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments.

Investments in commodities can also present risks associated with delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk is the risk that the Portfolio’s investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Portfolio’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject the Portfolio to liquidity and valuation risk.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

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Notes to Financial Statements	(Cont.)

Smaller Company Risk is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. The Portfolio’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Tax Risk is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or gains and distributions.

Subsidiary Risk is the risk that, by investing in the GMAA Subsidiary, the Portfolio is indirectly exposed to the risks associated with the GMAA Subsidiary’s investments. The GMAA Subsidiary is not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of the GMAA Subsidiary will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the

Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Value Investing Risk is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Exchange-Traded Fund Risk is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to the Portfolio invested in the exchange-traded fund.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global

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market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Notes to Financial Statements	(Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the

Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the

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Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.90%	0.05%	0.05%	0.05%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and

Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Consolidated Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or

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Notes to Financial Statements	(Cont.)

reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

(g) Acquired Fund Fees and Expenses Acquired Fund expenses incurred by the Portfolio, if any, will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the Portfolio’s assets.

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other mutual funds. The cost of investing in a fund of funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. By investing in a fund of funds, an investor will indirectly bear fees and expenses charged by Acquired Funds in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to the shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio also indirectly pays its proportionate share of the Investment Advisory Fees, Supervisory and Administrative Fees and Management Fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which the Portfolio invests (collectively, “Underlying PIMCO Fund Fees”).

PIMCO has contractually agreed, through May 1, 2025, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Portfolio in connection with its investments in Underlying PIMCO Funds, up to a maximum waived amount that is equal to the Portfolio’s aggregate Investment Advisory Fee and Supervisory and Administrative Fee. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, the amount waived and/or reimbursed was $65,333.

PIMCO Cayman Commodity Portfolio II, Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Portfolio’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid by the Commodity Subsidiary to PIMCO. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, the amount waived and/or reimbursed was $120,293. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

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12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$428,090	$452,637	$31,475	$18,623

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	12	$107	13	$109

Administrative Class	7	66	94	845

Advisor Class	188	1,821	361	3,206
Issued as reinvestment of distributions

Institutional Class	2	24	4	32

Administrative Class	7	66	11	96

Advisor Class	501	4,911	721	6,572
Cost of shares redeemed

Institutional Class	(23)	(224)	(11)	(89)

Administrative Class	(63)	(607)	(177)	(1,576)

Advisor Class	(2,981)	(28,920)	(5,835)	(51,971)

Net increase (decrease) resulting from Portfolio share transactions	(2,350)	$(22,756)	(4,819)	$(42,776)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 82% of the Portfolio.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on November 21, 2008, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the

Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 11.6% of the Portfolio’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

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Notes to Financial Statements	(Cont.)

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in its Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of its Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in its Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in its Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by Commodity Subsidiary, such loss is not generally available to offset the income earned by such Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

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Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$16,577	$21,050

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$401,926	$11,782	$(19,970)	$(8,188)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

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Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar

BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso

CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty

CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar

CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:

FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BCPMXWO	Barclays Custom Equity Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	S&P 500	Standard & Poor’s 500 Index

BOBL	Bundesobligation, the German word for federal government bond	ESTRON	Euro Short-Term Rate	SIBCSORA	Singapore Overnight Rate Average

CAONREPO	Canadian Overnight Repo Rate Average	GSCBPMGC	Goldman Sachs Custom Equity Index	SOFR	Secured Overnight Financing Rate

CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	KOSPI2	Korea Stock Exchange KOSPI 200 Index	SPI 200	Australian Equity Futures Index

CMBX	Commercial Mortgage-Backed Index	MLPIPOWR	Bank of America Custom Equity Index	THOR	Thai Overnight Baht Repurchase Rate

CNREPOFIX	China Fixing Repo Rates 7-Day	MUTKCALM	Tokyo Overnight Average Rate	TOPIX	Tokyo Price Index

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index

Other Abbreviations:

ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	OIS	Overnight Index Swap

ADR	American Depositary Receipt	KLIBOR	Kuala Lumpur Interbank Offered Rate	PIK	Payment-in-Kind

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	SP - ADR	Sponsored American Depositary Receipt

BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

CHILIBOR	Chile Interbank Offered Rate	MIBOR	Mumbai Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate

CLO	Collateralized Loan Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor	WIBOR	Warsaw Interbank Offered Rate

EURIBOR	Euro Interbank Offered Rate

48	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT11FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO High Yield Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO High Yield Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO High Yield Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed“) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests.

For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO High Yield Portfolio	04/30/98	07/01/02	04/30/98	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO High Yield Portfolio	(Cont.)

required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO High Yield Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2024 - 06/30/2024+	$7.18	$0.21	$(0.04)	$0.17	$(0.20)	$0.00	$(0.20)

12/31/2023	6.77	0.38	0.43	0.81	(0.40)	0.00	(0.40)

12/31/2022	7.94	0.34	(1.14)	(0.80)	(0.37)	0.00	(0.37)

12/31/2021	8.01	0.35	(0.05)	0.30	(0.37)	0.00	(0.37)

12/31/2020	7.95	0.37	0.07	0.44	(0.38)	0.00	(0.38)

12/31/2019	7.28	0.39	0.68	1.07	(0.40)	0.00	(0.40)
Administrative Class

01/01/2024 - 06/30/2024+	7.18	0.21	(0.04)	0.17	(0.20)	0.00	(0.20)

12/31/2023	6.77	0.37	0.43	0.80	(0.39)	0.00	(0.39)

12/31/2022	7.94	0.33	(1.14)	(0.81)	(0.36)	0.00	(0.36)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	(0.35)

12/31/2020	7.95	0.36	0.07	0.43	(0.37)	0.00	(0.37)

12/31/2019	7.28	0.37	0.68	1.05	(0.38)	0.00	(0.38)
Advisor Class

01/01/2024 - 06/30/2024+	7.18	0.20	(0.03)	0.17	(0.20)	0.00	(0.20)

12/31/2023	6.77	0.36	0.43	0.79	(0.38)	0.00	(0.38)

12/31/2022	7.94	0.33	(1.15)	(0.82)	(0.35)	0.00	(0.35)

12/31/2021	8.01	0.33	(0.05)	0.28	(0.35)	0.00	(0.35)

12/31/2020	7.95	0.35	0.07	0.42	(0.36)	0.00	(0.36)

12/31/2019	7.28	0.37	0.68	1.05	(0.38)	0.00	(0.38)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)	Ratio of expenses to average net assets includes line of credit expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.15	2.47%	$15,476	0.64	%*(e)	0.64	%*(e)	0.61	%*	0.61	%*	6.06	%*	39%

7.18	12.38	13,071	0.62	(e)	0.62	(e)	0.60		0.60		5.54		48

6.77	(10.15)	13,791	0.61	(e)	0.61	(e)	0.60		0.60		4.87		16

7.94	3.79	13,115	0.62	(e)	0.62	(e)	0.60		0.60		4.38		29

8.01	5.90	10,147	0.64	(e)	0.64	(e)	0.60		0.60		4.79		31

7.95	14.90	11,169	0.63	(e)	0.63	(e)	0.60		0.60		4.97		30

7.15	2.39	468,175	0.79	*(e)	0.79	*(e)	0.76	*	0.76	*	5.90	*	39

7.18	12.22	499,307	0.77	(e)	0.77	(e)	0.75		0.75		5.39		48

6.77	(10.28)	533,896	0.76	(e)	0.76	(e)	0.75		0.75		4.69		16

7.94	3.63	691,740	0.77	(e)	0.77	(e)	0.75		0.75		4.21		29

8.01	5.75	764,646	0.79	(e)	0.79	(e)	0.75		0.75		4.65		31

7.95	14.72	895,701	0.78	(e)	0.78	(e)	0.75		0.75		4.83		30

7.15	2.34	17,678	0.89	*(e)	0.89	*(e)	0.86	*	0.86	*	5.81	*	39

7.18	12.11	17,621	0.87	(e)	0.87	(e)	0.85		0.85		5.28		48

6.77	(10.38)	14,493	0.86	(e)	0.86	(e)	0.85		0.85		4.62		16

7.94	3.53	15,295	0.87	(e)	0.87	(e)	0.85		0.85		4.09		29

8.01	5.64	19,470	0.89	(e)	0.89	(e)	0.85		0.85		4.51		31

7.95	14.61	33,523	0.88	(e)	0.88	(e)	0.85		0.85		4.73		30

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO High Yield Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$459,184
Investments in Affiliates	34,645
Financial Derivative Instruments
Exchange-traded or centrally cleared	20
Over the counter	823
Deposits with counterparty	1,347
Foreign currency, at value	164
Receivable for investments sold	7,539
Receivable for Portfolio shares sold	76
Interest and/or dividends receivable	7,497
Dividends receivable from Affiliates	100
Prepaid expenses	3
Total Assets	511,398

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,006
Financial Derivative Instruments
Exchange-traded or centrally cleared	43
Over the counter	15
Payable for investments purchased	6,439
Payable for investments in Affiliates purchased	112
Payable for investments purchased on a delayed-delivery basis	1,289
Deposits from counterparty	652
Payable for Portfolio shares redeemed	220
Accrued investment advisory fees	96
Accrued supervisory and administrative fees	134
Accrued distribution fees	3
Accrued servicing fees	54
Other liabilities	6
Total Liabilities	10,069

Commitments and Contingent Liabilities^

Net Assets	$501,329

Net Assets Consist of:

Paid in capital	$562,283

Distributable earnings (accumulated loss)	(60,954)

Net Assets	$501,329

Net Assets:

Institutional Class	$15,476
Administrative Class	468,175
Advisor Class	17,678

Shares Issued and Outstanding:

Institutional Class	2,165
Administrative Class	65,501
Advisor Class	2,473

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.15
Administrative Class	7.15
Advisor Class	7.15

Cost of investments in securities	$464,771
Cost of investments in Affiliates	$34,634
Cost of foreign currency held	$158
Cost or premiums of financial derivative instruments, net	$538

* Includes repurchase agreements of:	$1,041

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO High Yield Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$16,183
Dividends from Investments in Affiliates	588
Miscellaneous income	64
Total Income	16,835

Expenses:

Investment advisory fees	629
Supervisory and administrative fees	881
Distribution and/or servicing fees - Administrative Class	354
Distribution and/or servicing fees - Advisor Class	23
Trustee fees	9
Interest expense	79
Miscellaneous expense	4
Total Expenses	1,979

Net Investment Income (Loss)	14,856

Net Realized Gain (Loss):

Investments in securities	(8,432)
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	1,301
Over the counter financial derivative instruments	920
Foreign currency	(17)

Net Realized Gain (Loss)	(6,226)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	4,305
Investments in Affiliates	5
Exchange-traded or centrally cleared financial derivative instruments	(573)
Over the counter financial derivative instruments	(373)
Foreign currency assets and liabilities	(9)

Net Change in Unrealized Appreciation (Depreciation)	3,355

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,985

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO High Yield Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$14,856	$29,023
Net realized gain (loss)	(6,226)	(26,704)
Net change in unrealized appreciation (depreciation)	3,355	58,717

Net Increase (Decrease) in Net Assets Resulting from Operations	11,985	61,036

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(395)	(711)
Administrative Class	(13,298)	(28,889)
Advisor Class	(508)	(1,036)

Total Distributions(a)	(14,201)	(30,636)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(26,454)	(62,581)

Total Increase (Decrease) in Net Assets	(28,670)	(32,181)

Net Assets:

Beginning of period	529,999	562,180
End of period	$501,329	$529,999

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO High Yield Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 8.6%

Alliant Holdings Intermediate LLC
8.830% due 11/06/2030	$1,139	$1,143

American Airlines, Inc.
10.336% due 04/20/2028	1,200	1,241

AppLovin Corp.
7.844% due 08/16/2030	2,494	2,499

Banff Merger Sub Inc.
9.344% due 12/29/2028	1,188	1,192

Caesars Entertainment Corp.
8.097% due 02/06/2030	1,092	1,094
8.097% due 02/06/2031	1,000	1,002

Carnival Corp.
8.094% due 08/08/2027	200	201
8.094% due 10/18/2028	1,820	1,827

Cengage Learning, Inc.
9.538% due 03/22/2031	1,500	1,506

Covanta Holding Corp.
8.081% due 11/30/2028	1,297	1,298

CP Atlas Buyer, Inc.
9.194% due 11/23/2027	997	975

CQP Holdco LP
TBD% due 12/31/2030	1,173	1,175

Da Vinci Purchaser Corp.
8.844% due 01/08/2027	963	964

Delta Topco, Inc.
8.846% due 11/30/2029	500	500

First Brands Group, LLC
10.591% due 03/30/2027	547	545

Gates Global LLC
TBD% due 06/04/2031	2,825	2,833

GTCR W Merger Sub LLC
8.335% due 01/31/2031	792	794

IRB Holding Corp.
8.194% due 12/15/2027	1,389	1,391

Johnstone Supply LLC
8.328% due 06/07/2031	100	100

LifePoint Health, Inc.
10.056% due 11/16/2028	346	348

Marriott Ownership Resorts, Inc.
7.594% due 04/01/2031	875	878

Medline Borrower LP
TBD% due 10/23/2028	100	100

MH SUB I, LLC
9.594% due 05/03/2028	1,194	1,194

Modena Buyer LLC
TBD% due 04/18/2031	1,400	1,368

Nouryon Finance BV
8.826% due 04/03/2028	1,052	1,056

Olympus Water U.S. Holding Corp.
8.847% due 06/20/2031	1,104	1,111

PUG LLC
10.094% due 03/15/2030	788	790

Softbank Vision Fund II
6.000% due 12/23/2025 «	1,411	1,352

TK Elevator U.S. Newco, Inc.
8.791% due 04/30/2030	1,386	1,395

TransDigm, Inc.
7.843% due 02/28/2031	1,297	1,301
8.085% due 03/22/2030	3,092	3,102

Trident TPI Holdings, Inc.
9.302% - 9.344% due 09/15/2028	2,542	2,549

Triton Water Holdings, Inc.
9.335% due 03/31/2028	200	201

Truist Insurance Holdings LLC
8.585% due 05/06/2031	650	652

U.S. Renal Care, Inc.
10.458% due 06/20/2028	1,686	1,480

UKG, Inc.
8.576% due 02/10/2031	1,200	1,206

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

USI INC.
8.085% due 09/27/2030	$397	$398

Xplor Technologies LLC
TBD% due 06/24/2031 «	475	475

Total Loan Participations and Assignments (Cost $43,034)		43,236

CORPORATE BONDS & NOTES 80.4%

BANKING & FINANCE 12.4%

Alliant Holdings Intermediate LLC
7.000% due 01/15/2031	1,025	1,036

AmWINS Group, Inc.
6.375% due 02/15/2029	925	928

Apollo Commercial Real Estate Finance, Inc.
4.625% due 06/15/2029	1,000	839

Baldwin Insurance Group Holdings LLC
7.125% due 05/15/2031	550	557

Boost Newco Borrower LLC
7.500% due 01/15/2031	1,075	1,122

Brandywine Operating Partnership LP
8.875% due 04/12/2029	1,450	1,512

Burford Capital Global Finance LLC
9.250% due 07/01/2031	2,100	2,213

CTR Partnership LP
3.875% due 06/30/2028	600	552

Cushman & Wakefield U.S. Borrower LLC
8.875% due 09/01/2031	300	316

Encore Capital Group, Inc.
8.500% due 05/15/2030	1,325	1,351

Everglades Re II Ltd.
16.855% (T-BILL 1MO + 11.500%) due 05/13/2031 ~	250	249

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	1,600	1,553
7.000% due 05/01/2031	700	716

Freedom Mortgage Corp.
6.625% due 01/15/2027	1,100	1,063
12.000% due 10/01/2028	2,850	3,063

GGAM Finance Ltd.
6.875% due 04/15/2029	400	408

Greystar Real Estate Partners LLC
7.750% due 09/01/2030	400	422

HAT Holdings LLC
3.375% due 06/15/2026	700	661
3.750% due 09/15/2030	700	611
8.000% due 06/15/2027	1,750	1,822

HUB International Ltd.
7.250% due 06/15/2030	925	949

Hudson Pacific Properties LP
3.250% due 01/15/2030	200	138

Icahn Enterprises LP
6.250% due 05/15/2026	25	25
9.000% due 06/15/2030	550	548

Intesa Sanpaolo SpA
5.710% due 01/15/2026	1,000	991
7.700% due 09/17/2025 •(c)(d)	1,000	1,000

Jane Street Group
7.125% due 04/30/2031	2,800	2,874

Jefferies Finance LLC
5.000% due 08/15/2028	525	485

Jefferson Capital Holdings LLC
9.500% due 02/15/2029	1,300	1,341

Kennedy-Wilson, Inc.
4.750% due 03/01/2029	700	600

Ladder Capital Finance Holdings LLLP
4.750% due 06/15/2029	450	416
7.000% due 07/15/2031 (a)	250	252

LFS Topco LLC
5.875% due 10/15/2026	1,000	923

Midcap Financial Issuer Trust
6.500% due 05/01/2028	725	686

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		$1,000	$918
5.500% due 08/15/2028		1,900	1,828
7.125% due 02/01/2032		750	755

Navient Corp.
4.875% due 03/15/2028		1,300	1,194
6.750% due 06/15/2026		1,600	1,611

Newmark Group, Inc.
7.500% due 01/12/2029		2,550	2,624

OneMain Finance Corp.
3.500% due 01/15/2027		1,100	1,032
6.625% due 01/15/2028		1,850	1,858

Oxford Finance LLC
6.375% due 02/01/2027		900	868

Panther Escrow Issuer LLC
7.125% due 06/01/2031		850	860

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,675	1,572
7.000% due 02/01/2030		225	228

Paysafe Finance PLC
4.000% due 06/15/2029 (f)		1,500	1,383

PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,500	1,365
7.125% due 11/15/2030		850	848
7.875% due 12/15/2029		350	361

PRA Group, Inc.
5.000% due 10/01/2029		1,000	857
8.875% due 01/31/2030		400	400

RHP Hotel Properties LP
4.500% due 02/15/2029		1,000	939
4.750% due 10/15/2027		350	337

RLJ Lodging Trust LP
3.750% due 07/01/2026		1,000	952

Rocket Mortgage LLC
3.875% due 03/01/2031		750	654
4.000% due 10/15/2033		1,550	1,307

Service Properties Trust
5.500% due 12/15/2027		300	279

SLM Corp.
3.125% due 11/02/2026		1,500	1,399

Starwood Property Trust, Inc.
3.750% due 12/31/2024		1,100	1,086
7.250% due 04/01/2029		400	405

Torrey Pines Re Ltd.
11.355% (T-BILL 1MO + 6.000%) due 06/07/2032 ~		250	251
12.605% (T-BILL 1MO + 7.250%) due 06/07/2032 ~		250	251

UniCredit SpA
5.459% due 06/30/2035 •		400	375
7.296% due 04/02/2034 •		700	715

Windmill Re DAC
0.000% due 07/05/2028 «~	EUR	250	268

			62,002

INDUSTRIALS 64.6%

AAR Escrow Issuer LLC
6.750% due 03/15/2029		$400	408

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		125	119
5.500% due 07/01/2028		300	294

AdaptHealth LLC
5.125% due 03/01/2030		75	66

Air Canada
3.875% due 08/15/2026		600	571

Albion Financing SARL
6.125% due 10/15/2026		750	741

Allison Transmission, Inc.
3.750% due 01/30/2031		825	724

Alta Equipment Group, Inc.
9.000% due 06/01/2029		425	395

AMC Networks, Inc.
4.250% due 02/15/2029		300	203

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Airlines, Inc.
5.500% due 04/20/2026		$67	$66
5.750% due 04/20/2029		4,575	4,455

American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028		2,000	1,870

ams-OSRAM AG
12.250% due 03/30/2029		575	596

Amsted Industries, Inc.
4.625% due 05/15/2030		1,000	919
5.625% due 07/01/2027		500	492

ANGI Group LLC
3.875% due 08/15/2028		625	538

Apache Corp.
4.875% due 11/15/2027		1,250	1,217

APi Group DE, Inc.
4.125% due 07/15/2029		800	729

Ardagh Metal Packaging Finance USA LLC
3.250% due 09/01/2028		500	440

Ardagh Packaging Finance PLC
4.125% due 08/15/2026		600	521

Artera Services LLC
8.500% due 02/15/2031		825	850

Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		900	880

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		350	345

Avantor Funding, Inc.
4.625% due 07/15/2028		1,750	1,667

Avient Corp.
7.125% due 08/01/2030		50	51

Axalta Coating Systems Dutch Holding B BV
7.250% due 02/15/2031		500	520

Axalta Coating Systems LLC
3.375% due 02/15/2029		950	851
4.750% due 06/15/2027		1,250	1,217

B&G Foods, Inc.
8.000% due 09/15/2028		1,250	1,272

B.C. Unlimited Liability Co.
4.000% due 10/15/2030		3,750	3,304

Ball Corp.
2.875% due 08/15/2030		1,100	936

Bath & Body Works, Inc.
6.875% due 11/01/2035		1,500	1,514

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028		1,850	1,896

Bausch Health Cos., Inc.
4.875% due 06/01/2028		100	75
5.500% due 11/01/2025		25	23
5.750% due 08/15/2027		1,000	798
6.125% due 02/01/2027		50	42

BCP Modular Services Finance PLC
4.750% due 11/30/2028	EUR	1,400	1,400

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		$875	849

Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		875	798
6.500% due 08/01/2030		500	505

BellRing Brands, Inc.
7.000% due 03/15/2030		1,000	1,026

Berry Global, Inc.
4.500% due 02/15/2026		594	582

Block, Inc.
2.750% due 06/01/2026		500	473
3.500% due 06/01/2031		1,025	885
6.500% due 05/15/2032		1,500	1,522

Bombardier, Inc.
7.500% due 02/01/2029		1,325	1,374

Boyne USA, Inc.
4.750% due 05/15/2029		375	350

Brink’s Co.
6.500% due 06/15/2029		200	202
6.750% due 06/15/2032		100	101

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Builders FirstSource, Inc.
5.000% due 03/01/2030		$1,100	$1,042
6.375% due 03/01/2034		150	149

Cablevision Lightpath LLC
3.875% due 09/15/2027		750	664

Caesars Entertainment, Inc.
7.000% due 02/15/2030		800	818

Capstone Borrower, Inc.
8.000% due 06/15/2030		100	103

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028		1,000	929

Carnival Corp.
4.000% due 08/01/2028		2,300	2,161
7.000% due 08/15/2029		750	778
7.625% due 03/01/2026		1,550	1,566

CCO Holdings LLC
4.750% due 03/01/2030		1,800	1,560
5.375% due 06/01/2029		1,700	1,548
6.375% due 09/01/2029		1,300	1,237

CD&R Smokey Buyer, Inc.
6.750% due 07/15/2025		500	497

Cellnex Finance Co. SA
3.875% due 07/07/2041		1,800	1,423

Charles River Laboratories International, Inc.
3.750% due 03/15/2029		1,000	914
4.000% due 03/15/2031		50	45

Charter Communications Operating LLC
6.100% due 06/01/2029		1,550	1,556

Cheplapharm Arzneimittel GmbH
5.500% due 01/15/2028		1,000	927

Chesapeake Energy Corp.
5.500% due 02/01/2026		175	174
5.875% due 02/01/2029		500	495
6.750% due 04/15/2029		1,200	1,203

Chord Energy Corp.
6.375% due 06/01/2026		200	200

Churchill Downs, Inc.
4.750% due 01/15/2028		1,700	1,625
5.500% due 04/01/2027		250	246

Citgo Petroleum Corp.
8.375% due 01/15/2029		1,125	1,161

Civitas Resources, Inc.
8.625% due 11/01/2030		1,100	1,180
8.750% due 07/01/2031		1,100	1,179

Clarios Global LP
4.375% due 05/15/2026	EUR	1,100	1,175

Clarivate Science Holdings Corp.
3.875% due 07/01/2028		$800	744
4.875% due 07/01/2029		1,025	952

Clean Harbors, Inc.
4.875% due 07/15/2027		750	727

Cloud Software Group, Inc.
6.500% due 03/31/2029		2,000	1,922

Cogent Communications Group, Inc.
7.000% due 06/15/2027		825	818

Community Health Systems, Inc.
5.625% due 03/15/2027		1,725	1,608
6.000% due 01/15/2029		475	420
6.875% due 04/15/2029		750	574
8.000% due 12/15/2027		1,600	1,588
10.875% due 01/15/2032		625	651

Comstock Resources, Inc.
5.875% due 01/15/2030		725	675
6.750% due 03/01/2029		1,325	1,285

Concentra Escrow Issuer Corp.
6.875% due 07/15/2032 (a)		100	101

Consolidated Communications, Inc.
5.000% due 10/01/2028		250	207

CoreLogic, Inc.
4.500% due 05/01/2028		350	318

Coty, Inc.
5.000% due 04/15/2026		392	387
6.625% due 07/15/2030		500	508

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Covanta Holding Corp.
5.000% due 09/01/2030	$500	$453

CQP Holdco LP
5.500% due 06/15/2031	1,000	949

Crocs, Inc.
4.250% due 03/15/2029	275	251

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	1,425	1,286

Crown Americas LLC
4.250% due 09/30/2026	1,000	965

DaVita, Inc.
3.750% due 02/15/2031	75	64

Deluxe Corp.
8.000% due 06/01/2029	1,275	1,198

Diamond Foreign Asset Co.
8.500% due 10/01/2030	1,110	1,166

Directv Financing LLC
5.875% due 08/15/2027	1,900	1,789

Dye & Durham Ltd.
8.625% due 04/15/2029	700	711

Edgewell Personal Care Co.
4.125% due 04/01/2029	1,000	921
5.500% due 06/01/2028	450	439

Elanco Animal Health, Inc.
6.650% due 08/28/2028	100	102

Element Solutions, Inc.
3.875% due 09/01/2028	675	621

Embecta Corp.
5.000% due 02/15/2030	875	721

Emerald Debt Merger Sub LLC
6.625% due 12/15/2030	2,125	2,144

Emrld Borrower LP
6.750% due 07/15/2031 (a)	275	279

Endo Finance Holdings, Inc.
8.500% due 04/15/2031	200	207

Enerflex Ltd.
9.000% due 10/15/2027	300	305

EnLink Midstream LLC
6.500% due 09/01/2030	1,200	1,229

EnLink Midstream Partners LP
4.150% due 06/01/2025	296	291

EQM Midstream Partners LP
4.125% due 12/01/2026	750	723
4.500% due 01/15/2029	825	779
4.750% due 01/15/2031	775	725
6.000% due 07/01/2025	92	92
6.500% due 07/01/2027	575	582

EquipmentShare.com, Inc.
8.625% due 05/15/2032	350	363

Fair Isaac Corp.
4.000% due 06/15/2028	700	655

Fertitta Entertainment LLC
4.625% due 01/15/2029	1,305	1,189

Fiesta Purchaser, Inc.
7.875% due 03/01/2031	425	440

First Student Bidco, Inc.
4.000% due 07/31/2029	1,200	1,082

Fortrea Holdings, Inc.
7.500% due 07/01/2030	525	522

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031	875	898

Gap, Inc.
3.875% due 10/01/2031	650	543

Garda World Security Corp.
7.750% due 02/15/2028	700	714

Genesee & Wyoming, Inc.
6.250% due 04/15/2032	1,050	1,047

GFL Environmental, Inc.
3.500% due 09/01/2028	1,500	1,384
6.750% due 01/15/2031	700	715

Global Medical Response, Inc.
10.000% due 10/31/2028	278	271

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GN Bondco LLC
9.500% due 10/15/2031	$300	$280

Go Daddy Operating Co. LLC
3.500% due 03/01/2029	1,250	1,130

goeasy Ltd.
9.250% due 12/01/2028	1,900	2,019

GrafTech Global Enterprises, Inc.
9.875% due 12/15/2028	300	222

Graphic Packaging International LLC
3.500% due 03/15/2028	750	693
3.750% due 02/01/2030	950	850

Gray Television, Inc.
4.750% due 10/15/2030	75	45
5.375% due 11/15/2031	600	341
7.000% due 05/15/2027	400	369
10.500% due 07/15/2029	525	528

GYP Holdings Corp.
4.625% due 05/01/2029	1,200	1,112

HealthEquity, Inc.
4.500% due 10/01/2029	1,975	1,848

Herc Holdings, Inc.
6.625% due 06/15/2029	400	406

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	2,500	2,166
3.750% due 05/01/2029	625	574
4.000% due 05/01/2031	625	560
4.875% due 01/15/2030	1,000	960

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	25	22
5.000% due 06/01/2029	575	537

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	725	737
8.875% due 07/15/2028	1,650	1,747

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)	500	493

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)	500	495

Imola Merger Corp.
4.750% due 05/15/2029	2,300	2,152

Ingevity Corp.
3.875% due 11/01/2028	1,325	1,204

Insight Enterprises, Inc.
6.625% due 05/15/2032	200	203

IQVIA, Inc.
5.000% due 05/15/2027	1,600	1,562

Jazz Securities DAC
4.375% due 01/15/2029	700	650

JELD-WEN, Inc.
4.875% due 12/15/2027	550	520

Kaiser Aluminum Corp.
4.500% due 06/01/2031	500	443
4.625% due 03/01/2028	1,625	1,522

KFC Holding Co.
4.750% due 06/01/2027	625	610

Kodiak Gas Services LLC
7.250% due 02/15/2029	325	333

LABL, Inc.
5.875% due 11/01/2028	200	183
6.750% due 07/15/2026	2,000	1,977

Lamar Media Corp.
3.625% due 01/15/2031	50	44
3.750% due 02/15/2028	1,000	936

Lamb Weston Holdings, Inc.
4.375% due 01/31/2032	2,100	1,874

LCM Investments Holdings LLC
8.250% due 08/01/2031	200	209

Legacy LifePoint Health LLC
4.375% due 02/15/2027	500	478

Level 3 Financing, Inc.
11.000% due 11/15/2029	86	88

LifePoint Health, Inc.
11.000% due 10/15/2030	1,860	2,052

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lindblad Expeditions LLC
6.750% due 02/15/2027	$650	$642

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	1,725	1,607
4.875% due 11/01/2024	500	499
6.500% due 05/15/2027	1,475	1,485

Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	200	189

Masterbrand, Inc.
7.000% due 07/15/2032	150	152

Matador Resources Co.
6.500% due 04/15/2032	675	676

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2027	1,400	1,430

Medline Borrower LP
3.875% due 04/01/2029	2,900	2,673
5.250% due 10/01/2029	625	597
6.250% due 04/01/2029	1,525	1,544

MEG Energy Corp.
5.875% due 02/01/2029	300	292

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	200	204

MGM China Holdings Ltd.
4.750% due 02/01/2027	1,050	1,001

MGM Resorts International
4.625% due 09/01/2026	800	781
5.500% due 04/15/2027	227	224
5.750% due 06/15/2025	107	107

Michaels Cos., Inc.
5.250% due 05/01/2028	400	320

Midwest Gaming Borrower LLC
4.875% due 05/01/2029	1,000	932

Mineral Resources Ltd.
8.000% due 11/01/2027	600	615
8.125% due 05/01/2027	300	303

Molina Healthcare, Inc.
3.875% due 05/15/2032	1,325	1,149
4.375% due 06/15/2028	400	377

MPH Acquisition Holdings LLC
5.500% due 09/01/2028	375	284

Nabors Industries, Inc.
7.375% due 05/15/2027	25	25

NCL Corp. Ltd.
5.875% due 03/15/2026	625	618
5.875% due 02/15/2027	1,300	1,284
8.125% due 01/15/2029	500	524

NCR Atleos Corp.
9.500% due 04/01/2029	1,400	1,514

NCR Corp.
5.125% due 04/15/2029	100	94

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	1,000	961

New Fortress Energy, Inc.
6.500% due 09/30/2026	1,500	1,381
8.750% due 03/15/2029	690	630

Newfold Digital Holdings Group, Inc.
11.750% due 10/15/2028	650	674

Nexstar Media, Inc.
5.625% due 07/15/2027	1,325	1,260

NextEra Energy Operating Partners LP
4.250% due 09/15/2024	45	45
4.500% due 09/15/2027	750	710
7.250% due 01/15/2029	100	103

Noble Finance LLC
8.000% due 04/15/2030	2,000	2,083

Nordstrom, Inc.
5.000% due 01/15/2044	750	606

Northriver Midstream Finance LP
5.625% due 02/15/2026	1,125	1,126
6.750% due 07/15/2032 (a)	1,025	1,027

Novelis Corp.
3.875% due 08/15/2031	325	282
4.750% due 01/30/2030	1,475	1,370

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NuStar Logistics LP
5.750% due 10/01/2025	$625	$621

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	1,450	1,321
7.250% due 06/15/2031	475	473

ON Semiconductor Corp.
3.875% due 09/01/2028	1,575	1,455

Ontario Gaming GTA LP
8.000% due 08/01/2030	1,400	1,438

Open Text Corp.
3.875% due 02/15/2028	1,000	927

Open Text Holdings, Inc.
4.125% due 02/15/2030	600	542

Option Care Health, Inc.
4.375% due 10/31/2029	1,275	1,171

Organon & Co.
4.125% due 04/30/2028	3,175	2,951
6.750% due 05/15/2034	800	800

Owens & Minor, Inc.
4.500% due 03/31/2029	50	43

Pactiv Evergreen Group Issuer, Inc.
4.000% due 10/15/2027	975	914

Parkland Corp.
5.875% due 07/15/2027	1,450	1,432

Pediatrix Medical Group, Inc.
5.375% due 02/15/2030	50	44

Performance Food Group, Inc.
5.500% due 10/15/2027	500	489

Perrigo Finance Unlimited Co.
5.150% due 06/15/2030	1,050	966

PetSmart, Inc.
4.750% due 02/15/2028	1,000	930
7.750% due 02/15/2029	250	244

Post Holdings, Inc.
5.500% due 12/15/2029	700	676
5.625% due 01/15/2028	1,250	1,232
6.250% due 02/15/2032	175	175

Prestige Brands, Inc.
3.750% due 04/01/2031	50	44
5.125% due 01/15/2028	1,000	973

Prime Security Services Borrower LLC
5.750% due 04/15/2026	1,000	993
6.250% due 01/15/2028	700	690

PTC, Inc.
4.000% due 02/15/2028	875	825

Raising Cane’s Restaurants LLC
9.375% due 05/01/2029	250	270

Rand Parent LLC
8.500% due 02/15/2030	1,800	1,824

Range Resources Corp.
4.875% due 05/15/2025	900	895

Resorts World Las Vegas LLC
8.450% due 07/27/2030	1,400	1,482

RingCentral, Inc.
8.500% due 08/15/2030	1,300	1,358

Ritchie Bros Holdings, Inc.
6.750% due 03/15/2028	300	306
7.750% due 03/15/2031	500	523

Rockcliff Energy LLC
5.500% due 10/15/2029	1,580	1,480

Rockies Express Pipeline LLC
4.800% due 05/15/2030	500	462
6.875% due 04/15/2040	500	478

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029	750	691

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	800	775
5.375% due 07/15/2027	1,400	1,379
5.500% due 08/31/2026	1,600	1,583
7.250% due 01/15/2030	1,300	1,347
7.500% due 10/15/2027	1,750	1,846
9.250% due 01/15/2029	500	534

Sabre Global, Inc.
8.625% due 06/01/2027	1,136	1,048

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Scientific Games Holdings LP
6.625% due 03/01/2030	$50	$49

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	575	536

Scripps Escrow, Inc.
3.875% due 01/15/2029	250	174
5.375% due 01/15/2031	200	89
5.875% due 07/15/2027	250	151

Seadrill Finance Ltd.
8.375% due 08/01/2030	1,975	2,066

Seagate HDD Cayman
8.250% due 12/15/2029	400	429
9.625% due 12/01/2032	1,089	1,243

Sensata Technologies, Inc.
3.750% due 02/15/2031	1,225	1,069
4.375% due 02/15/2030	800	736

Simmons Foods, Inc.
4.625% due 03/01/2029	1,000	880

Sirius XM Radio, Inc.
3.875% due 09/01/2031	2,575	2,104
4.125% due 07/01/2030	1,975	1,689
5.000% due 08/01/2027	700	671
5.500% due 07/01/2029	200	188

Sitio Royalties Operating Partnership LP
7.875% due 11/01/2028	650	673

Six Flags Entertainment Corp.
6.625% due 05/01/2032	2,650	2,695

SM Energy Co.
6.500% due 07/15/2028	200	198
6.625% due 01/15/2027	200	199

Sotera Health Holdings LLC
7.375% due 06/01/2031	1,075	1,078

Southwestern Energy Co.
4.750% due 02/01/2032	1,050	967
5.375% due 03/15/2030	700	677

Spectrum Brands, Inc.
3.875% due 03/15/2031	6	5

Speedway Motorsports LLC
4.875% due 11/01/2027	1,375	1,314

Spirit AeroSystems, Inc.
9.375% due 11/30/2029	1,000	1,078
9.750% due 11/15/2030	1,625	1,795

SS&C Technologies, Inc.
6.500% due 06/01/2032	900	908

Stagwell Global LLC
5.625% due 08/15/2029	800	740

Standard Industries, Inc.
3.375% due 01/15/2031	1,200	1,012
4.375% due 07/15/2030	625	565
4.750% due 01/15/2028	1,000	952
5.000% due 02/15/2027	500	486

Staples, Inc.
12.750% due 01/15/2030	439	342

Star Parent, Inc.
9.000% due 10/01/2030	400	420

Station Casinos LLC
4.625% due 12/01/2031	1,300	1,160

Strathcona Resources Ltd.
6.875% due 08/01/2026	1,525	1,510

Studio City Finance Ltd.
5.000% due 01/15/2029	200	176

Suburban Propane Partners LP
5.000% due 06/01/2031	700	631

Sunoco LP
4.500% due 05/15/2029	1,075	1,006
5.875% due 03/15/2028	500	498
7.000% due 05/01/2029	400	410
7.250% due 05/01/2032	400	414

Superior Plus LP
4.500% due 03/15/2029	50	46

TEGNA, Inc.
4.625% due 03/15/2028	700	633
5.000% due 09/15/2029	425	376

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Teleflex, Inc.
4.250% due 06/01/2028	$300	$283

Tenet Healthcare Corp.
4.250% due 06/01/2029	1,225	1,142
4.375% due 01/15/2030	700	649
5.125% due 11/01/2027	850	833
6.125% due 10/01/2028	25	25
6.125% due 06/15/2030	950	945
6.250% due 02/01/2027	700	700

Tenneco, Inc.
8.000% due 11/17/2028	550	501

Thor Industries, Inc.
4.000% due 10/15/2029	1,425	1,253

TopBuild Corp.
3.625% due 03/15/2029	1,375	1,236
4.125% due 02/15/2032	575	507

TransDigm, Inc.
4.625% due 01/15/2029	1,825	1,704
6.875% due 12/15/2030	875	894

Transocean Aquila Ltd.
8.000% due 09/30/2028	600	610

Transocean, Inc.
8.750% due 02/15/2030	585	615

Travel & Leisure Co.
4.500% due 12/01/2029	100	92
4.625% due 03/01/2030	1,500	1,366
6.625% due 07/31/2026	700	706

TriNet Group, Inc.
7.125% due 08/15/2031	200	203

TripAdvisor, Inc.
7.000% due 07/15/2025	200	201

Triumph Group, Inc.
9.000% due 03/15/2028	1,649	1,731

Twilio, Inc.
3.625% due 03/15/2029	500	450

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	800	789

U.S. Foods, Inc.
4.625% due 06/01/2030	1,775	1,650
4.750% due 02/15/2029	1,300	1,234
6.875% due 09/15/2028	25	26
7.250% due 01/15/2032	175	182

Uber Technologies, Inc.
6.250% due 01/15/2028	300	301

UKG, Inc.
6.875% due 02/01/2031	1,400	1,419

United Airlines, Inc.
4.375% due 04/15/2026	950	919

United Rentals North America, Inc.
3.875% due 02/15/2031	450	402
4.000% due 07/15/2030	1,775	1,608
5.500% due 05/15/2027	500	497

Univision Communications, Inc.
6.625% due 06/01/2027	750	719

USA Compression Partners LP
7.125% due 03/15/2029	900	908

Vail Resorts, Inc.
6.500% due 05/15/2032	800	810

Valaris Ltd.
8.375% due 04/30/2030	4,000	4,144

Vector Group Ltd.
5.750% due 02/01/2029	300	281

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	3,700	3,372
3.875% due 11/01/2033	1,500	1,280
4.125% due 08/15/2031	500	449

Venture Global LNG, Inc.
8.125% due 06/01/2028	1,400	1,443
8.375% due 06/01/2031	100	104
9.875% due 02/01/2032	2,300	2,505

Veritas U.S., Inc.
7.500% due 09/01/2025	450	390

Viavi Solutions, Inc.
3.750% due 10/01/2029	400	338

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Victoria’s Secret & Co.
4.625% due 07/15/2029		$1,800	$1,498

Viking Cruises Ltd.
5.875% due 09/15/2027		1,250	1,238

Viper Energy Partners LP
5.375% due 11/01/2027		200	197

Viper Energy, Inc.
7.375% due 11/01/2031		200	207

Virgin Media Finance PLC
5.000% due 07/15/2030		50	41

Virgin Media Secured Finance PLC
5.500% due 05/15/2029		2,500	2,287

Vital Energy, Inc.
7.875% due 04/15/2032		580	590

Vmed O2 U.K. Financing PLC
7.750% due 04/15/2032		1,075	1,050

VOC Escrow Ltd.
5.000% due 02/15/2028		1,000	970

Wand NewCo 3, Inc.
7.625% due 01/30/2032		900	930

Western Digital Corp.
4.750% due 02/15/2026		275	269

Williams Scotsman, Inc.
6.625% due 06/15/2029		300	303
7.375% due 10/01/2031		600	618

WMG Acquisition Corp.
2.250% due 08/15/2031	EUR	900	843
3.000% due 02/15/2031		$1,500	1,295
3.875% due 07/15/2030		400	357

WR Grace Holdings LLC
4.875% due 06/15/2027		675	652
7.375% due 03/01/2031		600	609

Wrangler Holdco Corp.
6.625% due 04/01/2032		925	922

Wynn Las Vegas LLC
5.250% due 05/15/2027		1,700	1,659

Wynn Resorts Finance LLC
5.125% due 10/01/2029		875	833
7.125% due 02/15/2031		25	26

Xerox Holdings Corp.
8.875% due 11/30/2029		100	95

XPO, Inc.
7.125% due 02/01/2032		600	616

Yum! Brands, Inc.
4.625% due 01/31/2032		2,250	2,071

Zayo Group Holdings, Inc.
4.000% due 03/01/2027		700	561

ZF North America Capital, Inc.
6.750% due 04/23/2030		700	714
6.875% due 04/23/2032		600	621
7.125% due 04/14/2030		600	622

ZipRecruiter, Inc.
5.000% due 01/15/2030		2,475	2,153

ZoomInfo Technologies LLC
3.875% due 02/01/2029		825	750

			323,802

UTILITIES 3.4%

Aethon United BR LP
8.250% due 02/15/2026		300	304

Antero Midstream Partners LP
5.375% due 06/15/2029		900	873
5.750% due 03/01/2027		425	422
6.625% due 02/01/2032		775	782

Atlantica Sustainable Infrastructure PLC
4.125% due 06/15/2028		75	73

Blue Racer Midstream LLC
6.625% due 07/15/2026		1,000	1,001
7.000% due 07/15/2029		100	102

Calpine Corp.
3.750% due 03/01/2031		1,325	1,172
4.500% due 02/15/2028		1,100	1,046

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Clearway Energy Operating LLC
3.750% due 02/15/2031		$500	$437
3.750% due 01/15/2032		1,000	852
4.750% due 03/15/2028		500	478

Electricite de France SA
9.125% due 03/15/2033 •(c)		500	545

Embarq Corp.
7.995% due 06/01/2036		1,000	131

FirstEnergy Corp.
3.400% due 03/01/2050		675	452
4.150% due 07/15/2027		550	528

Genesis Energy LP
8.000% due 01/15/2027		500	512
8.250% due 01/15/2029		725	749

NRG Energy, Inc.
5.250% due 06/15/2029		25	24

PBF Holding Co. LLC
6.000% due 02/15/2028		600	586
7.875% due 09/15/2030		200	205

Tallgrass Energy Partners LP
5.500% due 01/15/2028		500	479
6.000% due 12/31/2030		500	466
7.375% due 02/15/2029		900	905

TerraForm Power Operating LLC
4.750% due 01/15/2030		250	228
5.000% due 01/31/2028		1,000	956

Vistra Operations Co. LLC
5.000% due 07/31/2027		1,000	968
5.625% due 02/15/2027		1,000	984
6.875% due 04/15/2032		800	813

			17,073

Total Corporate Bonds & Notes (Cost $408,548)			402,877

CONVERTIBLE BONDS & NOTES 0.2%

INDUSTRIALS 0.2%

ams-OSRAM AG
2.125% due 11/03/2027	EUR	900	764

Total Convertible Bonds & Notes (Cost $778)			764

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 2.1%

U.S. Treasury Notes
4.125% due 09/30/2027 (h)	$10,900	$10,778

Total U.S. Treasury Obligations (Cost $10,863)		10,778

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Bear Stearns ALT-A Trust
4.266% due 11/25/2036 ~	231	104

Countrywide Alternative Loan Trust
5.913% due 05/20/2046 •	34	28

Countrywide Home Loan Mortgage Pass-Through Trust
3.959% due 05/20/2036 ~	97	89
6.100% due 03/25/2035 •	15	13

GSR Mortgage Loan Trust
6.334% due 04/25/2035 «~	1	1

IndyMac IMSC Mortgage Loan Trust
6.000% due 07/25/2037	190	128

WaMu Mortgage Pass-Through Certificates Trust
4.256% due 12/25/2036 ~	113	98

Washington Mutual Mortgage Pass-Through Certificates Trust
6.123% due 05/25/2046 •	11	9

Total Non-Agency Mortgage-Backed Securities (Cost $459)		470

ASSET-BACKED SECURITIES 0.0%

Credit-Based Asset Servicing & Securitization Trust
3.408% due 01/25/2037 •	62	18

Total Asset-Backed Securities (Cost $48)		18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (e) 0.2%
		$1,041

Total Short-Term Instruments (Cost $1,041)		1,041

Total Investments in Securities (Cost $464,771)		459,184

	SHARES
INVESTMENTS IN AFFILIATES 6.9%

SHORT-TERM INSTRUMENTS 6.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%

PIMCO Short-Term Floating NAV Portfolio III	3,560,988	34,645

Total Short-Term Instruments (Cost $34,634)		34,645

Total Investments in Affiliates (Cost $34,634)		34,645

Total Investments 98.5% (Cost $499,405)		$493,829

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $538)		785

Other Assets and Liabilities, net 1.3%		6,715

Net Assets 100.0%		$501,329

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$1,041	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(1,062)	$1,041	$1,041

Total Repurchase Agreements						$(1,062)	$1,041	$1,041

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	(2.000)%	07/28/2023	TBD	(3)	$(1,025)	$(1,006)

Total Reverse Repurchase Agreements						$(1,006)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$0	$(1,006)	$0	$(1,006)	$1,383	$377
FICC	1,041	0	0	1,041	(1,062)	(21)

Total Borrowings and Other Financing Transactions	$1,041	$(1,006)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(1,006)	$(1,006)

Total Borrowings	$0	$0	$0	$(1,006)	$(1,006)

Payable for reverse repurchase agreements					$(1,006)

(f)	Securities with an aggregate market value of $1,383 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(1,208) at a weighted average interest rate of (1.226)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	48	$9,803	$15	$0	$(1)
U.S. Treasury 10-Year Note September Futures	09/2024	33	3,629	20	0	(9)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	49	5,563	29	0	(19)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	5	627	14	0	(8)

				$78	$0	$(37)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund September Futures	09/2024	15	$(2,114)	$(27)	$7	$0
U.S. Treasury 5-Year Note September Futures	09/2024	36	(3,837)	(27)	4	0

				$(54)	$11	$0

Total Futures Contracts				$24	$11	$(37)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2024	0.426%	$300	$11	$(4)	$7	$0	$0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	1.306	1,700	97	104	201	0	0
Bombardier, Inc.	5.000	Quarterly	06/20/2029	1.855	1,400	188	3	191	0	0
Calpine Corp.	5.000	Quarterly	06/20/2028	1.547	1,200	88	61	149	1	0

						$384	$164	$548	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-41 5-Year Index	5.000%	Quarterly	12/20/2028	$1,980	$126	$3	$129	$0	$(1)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	8,200	551	(27)	524	0	(5)

					$677	$(24)	$653	$0	$(6)

Total Swap Agreements					$1,061	$140	$1,201	$1	$(6)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)		Total	Market Value	Variation Margin Liability				Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$19	$1	$20	$0		$(37)		$(6)		$(43)

(h)

Securities with an aggregate market value of $4,112 and cash of $1,347 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $8 for closed futures is outstanding at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	07/2024	EUR	3,894		$4,216	$45	$0
MBC	07/2024		$4,396	EUR	4,111	7	0
	08/2024	EUR	4,111		$4,402	0	(7)
SCX	07/2024		217		233	1	0

Total Forward Foreign Currency Contracts						$53	$(7)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024	$	5,100	$(23)	$174	$151	$0
	Receive	iBoxx USD Liquid High Yield Index	N/A	1.148% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024		18,300	(229)	499	270	0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.148% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024		10,300	(129)	327	198	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	5.323% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024		3,600	(4)	4	0	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	5.325% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024		5,800	(8)	0	0	(8)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024		10,200	(74)	153	79	0
	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024		8,100	(56)	128	72	0

Total Swap Agreements									$(523)	$1,285	$770	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BPS	$45	$0	$619	$664	$0	$0	$(8)	$(8)	$656	$(650)	$6
JPM	0	0	151	151	0	0	0	0	151	0	151
MBC	7	0	0	7	(7)	0	0	(7)	0	0	0
SCX	1	0	0	1	0	0	0	0	1	0	1

Total Over the Counter	$53	$0	$770	$823	$(7)	$0	$(8)	$(15)

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$19	$19
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$19	$20

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$53	$0	$53
Swap Agreements	0	0	0	0	770	770

	$0	$0	$0	$53	$770	$823

	$0	$1	$0	$53	$789	$843

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$37	$37
Swap Agreements	0	6	0	0	0	6

	$0	$6	$0	$0	$37	$43

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7	$0	$7
Swap Agreements	0	0	0	0	8	8

	$0	$0	$0	$7	$8	$15

	$0	$6	$0	$7	$45	$58

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1)	$(1)
Swap Agreements	0	1,304	0	0	(2)	1,302

	$0	$1,304	$0	$0	$(3)	$1,301

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$144	$0	$144
Swap Agreements	0	0	0	0	776	776

	$0	$0	$0	$144	$776	$920

	$0	$1,304	$0	$144	$773	$2,221

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$127	$127
Swap Agreements	0	(700)	0	0	0	(700)

	$0	$(700)	$0	$0	$127	$(573)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$126	$0	$126
Swap Agreements	0	0	0	0	(499)	(499)

	$0	$0	$0	$126	$(499)	$(373)

	$0	$(700)	$0	$126	$(372)	$(946)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO High Yield Portfolio	(Cont.)	June 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$41,409	$1,827	$43,236
Corporate Bonds & Notes
Banking & Finance	0	61,734	268	62,002
Industrials	0	323,802	0	323,802
Utilities	0	17,073	0	17,073
Convertible Bonds & Notes
Industrials	0	764	0	764
U.S. Treasury Obligations	0	10,778	0	10,778
Non-Agency Mortgage-Backed Securities	0	469	1	470
Asset-Backed Securities	0	18	0	18
Short-Term Instruments
Repurchase Agreements	0	1,041	0	1,041

	$0	$457,088	$2,096	$459,184

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$34,645	$0	$0	$34,645

Total Investments	$34,645	$457,088	$2,096	$493,829

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$7	$5	$0	$12
Over the counter	0	823	0	823

	$7	$828	$0	$835

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(43)	0	(43)
Over the counter	0	(15)	0	(15)

	$0	$(58)	$0	$(58)

Total Financial Derivative Instruments	$7	$770	$0	$777

Totals	$34,652	$457,858	$2,096	$494,606

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO High Yield Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Notes to Financial Statements	(Cont.)

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Notes to Financial Statements	(Cont.)

other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the

Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Sources’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities

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or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.
∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S.

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Notes to Financial Statements	(Cont.)

bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

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4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$21,047	$145,991	$(132,400)	$2	$5	$34,645	$588	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan

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Notes to Financial Statements	(Cont.)

commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state

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and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Line of Credit The Portfolio entered into a 364-day senior unsecured revolving credit agreement with State Street Bank & Trust Company and other commercial banks to be utilized for temporary purposes to fund shareholder redemptions or for other short-term liquidity purposes. State Street Bank & Trust Company serves as both a bank and as an agent for the other banks that are parties to the agreement. The Portfolio pays financing charges based on a combination of an overnight bank funding rate plus a credit spread. The Portfolio also pays a fee of 0.15% per annum on the unused commitment amounts. As of June 30, 2024, if applicable any outstanding borrowings would be disclosed as a payable for line of credit on the Statement of Assets and Liabilities. Interest on outstanding borrowings, if any, paid by the Portfolio are disclosed as part of the interest expense on the Statement of Operations. Commitment and Upfront Fees incurred by the Portfolio in connection with its line of credit agreement was recorded as a prepaid expense and disclosed on the Statement of Assets and Liabilities. Such fees are amortized through the expiration date of the agreement and included as part of the interest expense on the Statement of Operations. Legal costs related to the annual renewal of the line of credit are included in Miscellaneous Expense on the Statement of Operations.

During the year, there were no borrowings on this line of credit. The maximum available commitment and related fees for the revolving credit agreement are:

Maximum Available Commitment*	Expiration Date	Commitment and Upfront Fees
$16,000,000	08/27/2024	$19,890

*	Maximum available commitment prior to renewal on August 29, 2023, for the Portfolio was $18,000,000.

(b) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(c) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to

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Notes to Financial Statements	(Cont.)

counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

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(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit

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Notes to Financial Statements	(Cont.)

default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and

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on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

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Notes to Financial Statements	(Cont.)

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage- related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment

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objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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Notes to Financial Statements	(Cont.)

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.35%	0.35%	0.35%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	37

Notes to Financial Statements	(Cont.)

clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$0	$0	$188,170	$230,788

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	520	$3,686	477	$3,288

Administrative Class	4,368	31,137	12,407	85,533

Advisor Class	705	5,031	4,614	31,925
Issued as reinvestment of distributions

Institutional Class	55	395	103	711

Administrative Class	1,868	13,298	4,185	28,889

Advisor Class	71	508	150	1,036
Cost of shares redeemed

Institutional Class	(232)	(1,651)	(796)	(5,494)

Administrative Class	(10,324)	(73,483)	(25,899)	(178,154)

Advisor Class	(759)	(5,375)	(4,450)	(30,315)

Net increase (decrease) resulting from Portfolio share transactions	(3,728)	$(26,454)	(9,209)	$(62,581)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 52% of the Porfolio. The shareholder is a related party of the Portfolio.

Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$3,566	$50,662

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$499,943	$7,738	$(11,819)	$(4,081)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	39

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	MBC	HSBC Bank Plc

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

Currency Abbreviations:

EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:

ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined

DAC	Designated Activity Company	TBA	To-Be-Announced	TBD%	Interest rate to be determined when loan settles or at the time of funding

LIBOR	London Interbank Offered Rate

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT12FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Income Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Income Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Income Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests.

For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Class M	Administrative Class	Advisor Class	Diversification Status
PIMCO Income Portfolio	04/29/16	04/29/16	—	04/29/16	04/29/16	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Income Portfolio	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Income Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2024 - 06/30/2024+	$9.95	$0.27	$(0.07)	$0.20	$(0.30)	$0.00	$(0.30)

12/31/2023	9.69	0.50	0.29	0.79	(0.53)	0.00	(0.53)

12/31/2022	10.90	0.37	(1.19)	(0.82)	(0.39)	0.00	(0.39)

12/31/2021	11.01	0.38	(0.16)	0.22	(0.33)	0.00	(0.33)

12/31/2020	10.87	0.38	0.30	0.68	(0.51)	(0.03)	(0.54)

12/31/2019	10.37	0.44	0.45	0.89	(0.39)	0.00	(0.39)
Administrative Class

01/01/2024 - 06/30/2024+	9.95	0.26	(0.06)	0.20	(0.30)	0.00	(0.30)

12/31/2023	9.69	0.48	0.30	0.78	(0.52)	0.00	(0.52)

12/31/2022	10.90	0.35	(1.19)	(0.84)	(0.37)	0.00	(0.37)

12/31/2021	11.01	0.33	(0.12)	0.21	(0.32)	0.00	(0.32)

12/31/2020	10.87	0.36	0.31	0.67	(0.50)	(0.03)	(0.53)

12/31/2019	10.37	0.43	0.45	0.88	(0.38)	0.00	(0.38)
Advisor Class

01/01/2024 - 06/30/2024+	9.95	0.25	(0.06)	0.19	(0.29)	0.00	(0.29)

12/31/2023	9.69	0.46	0.31	0.77	(0.51)	0.00	(0.51)

12/31/2022	10.90	0.34	(1.19)	(0.85)	(0.36)	0.00	(0.36)

12/31/2021	11.01	0.32	(0.12)	0.20	(0.31)	0.00	(0.31)

12/31/2020	10.87	0.35	0.31	0.66	(0.49)	(0.03)	(0.52)

12/31/2019	10.37	0.42	0.45	0.87	(0.37)	0.00	(0.37)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.85	2.09%	$64,544	1.05	%*	1.05	%*	0.65	%*	0.65	%*	5.42	%*	264%

9.95	8.41	59,922	0.88		0.88		0.65		0.65		5.11		536

9.69	(7.55)	41,664	0.67		0.67		0.65		0.65		3.67		326

10.90	2.05	46,699	0.67		0.67		0.66		0.66		3.45		329

11.01	6.67	4,454	0.69		0.69		0.66		0.66		3.59		390

10.87	8.73	1,503	0.82		0.82		0.65		0.65		4.14		267

9.85	2.01	269,881	1.20	*	1.20	*	0.80	*	0.80	*	5.28	*	264

9.95	8.25	239,732	1.03		1.03		0.80		0.80		4.94		536

9.69	(7.69)	204,943	0.82		0.82		0.80		0.80		3.53		326

10.90	1.90	194,511	0.82		0.82		0.81		0.81		2.99		329

11.01	6.51	159,538	0.84		0.84		0.81		0.81		3.40		390

10.87	8.57	141,089	0.97		0.97		0.80		0.80		4.00		267

9.85	1.96	323,895	1.30	*	1.30	*	0.90	*	0.90	*	5.19	*	264

9.95	8.14	254,563	1.13		1.13		0.90		0.90		4.77		536

9.69	(7.79)	274,211	0.92		0.92		0.90		0.90		3.39		326

10.90	1.80	321,456	0.92		0.92		0.91		0.91		2.90		329

11.01	6.41	217,730	0.94		0.94		0.91		0.91		3.30		390

10.87	8.46	207,647	1.07		1.07		0.90		0.90		3.89		267

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Income Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$946,858
Investments in Affiliates	2,570
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,618
Over the counter	2,081
Deposits with counterparty	6,022
Foreign currency, at value	2,366
Receivable for investments sold	977
Receivable for TBA investments sold	214,943
Receivable for Portfolio shares sold	849
Interest and/or dividends receivable	4,384
Dividends receivable from Affiliates	23
Total Assets	1,182,691

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$2,220
Payable for short sales	5,139
Financial Derivative Instruments
Exchange-traded or centrally cleared	872
Over the counter	2,397
Payable for investments purchased	10,425
Payable for investments in Affiliates purchased	26
Payable for TBA investments purchased	501,051
Deposits from counterparty	1,643
Payable for Portfolio shares redeemed	184
Accrued investment advisory fees	124
Accrued supervisory and administrative fees	198
Accrued distribution fees	61
Accrued servicing fees	31
Total Liabilities	524,371

Commitments and Contingent Liabilities^

Net Assets	$658,320

Net Assets Consist of:

Paid in capital	$694,268
Distributable earnings (accumulated loss)	(35,948)

Net Assets	$658,320

Net Assets:

Institutional Class	$64,544
Administrative Class	269,881
Advisor Class	323,895

Shares Issued and Outstanding:

Institutional Class	6,556
Administrative Class	27,411
Advisor Class	32,897

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.85
Administrative Class	9.85
Advisor Class	9.85

Cost of investments in securities	$973,439
Cost of investments in Affiliates	$2,570
Cost of foreign currency held	$2,374
Proceeds received on short sales	$5,138
Cost or premiums of financial derivative instruments, net	$981

* Includes repurchase agreements of:	$2,371

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Income Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$18,945
Dividends	54
Dividends from Investments in Affiliates	250
Miscellaneous income	7
Total Income	19,256

Expenses:

Investment advisory fees	742
Supervisory and administrative fees	1,188
Distribution and/or servicing fees - Administrative Class	186
Distribution and/or servicing fees - Advisor Class	356
Trustee fees	9
Interest expense	1,174
Miscellaneous expense	4
Total Expenses	3,659

Net Investment Income (Loss)	15,597

Net Realized Gain (Loss):

Investments in securities	(2,292)
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	2,326
Over the counter financial derivative instruments	471
Foreign currency	104

Net Realized Gain (Loss)	607

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(6,366)
Exchange-traded or centrally cleared financial derivative instruments	1,685
Over the counter financial derivative instruments	122
Foreign currency assets and liabilities	60

Net Change in Unrealized Appreciation (Depreciation)	(4,499)

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,705

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Income Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$15,597	$24,365
Net realized gain (loss)	607	(12,588)
Net change in unrealized appreciation (depreciation)	(4,499)	27,922

Net Increase (Decrease) in Net Assets Resulting from Operations	11,705	39,699

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,908)	(2,708)
Administrative Class	(7,557)	(11,929)
Advisor Class	(8,576)	(11,629)

Total Distributions(a)	(18,041)	(26,266)

Portfolio Share Transactions:
Net increase (decrease) resulting from Portfolio share transactions*	110,439	19,966

Total Increase (Decrease) in Net Assets	104,103	33,399

Net Assets:

Beginning of period	554,217	520,818
End of period	$658,320	$554,217

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Income Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 143.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 2.2%

Altice France SA
9.406% (EURO03M + 5.500%) due 08/15/2028 ~	EUR	100	$80
10.829% due 08/15/2028		$500	369

Envision Healthcare Corp.
11.186% due 11/03/2028 «		664	664
14.311% due 07/20/2026 «		4,346	4,346

Lealand Finance Co. BV
8.458% due 06/30/2027		6	3

Lealand Finance Co. BV (6.444 Cash and 3.000% PIK)
9.444% due 12/31/2027 (b)		16	7

Market Bidco Ltd.
8.578% (EURO03M + 4.750%) due 11/04/2027 ~	EUR	405	433

Poseidon Bidco SASU
8.722% (EURO03M + 5.000%) due 03/13/2030 ~		1,000	1,010

Press Ganey Holdings, Inc.
8.844% due 04/30/2031		$15	15

SCUR-Alpha 1503 GmbH
10.830% due 03/29/2030		1,284	1,217

Softbank Vision Fund II
6.000% due 12/23/2025 «		1,764	1,690

Syniverse Holdings, Inc.
12.335% due 05/13/2027		924	905

TransDigm, Inc.
7.843% due 02/28/2031		2,126	2,133

U.S. Renal Care, Inc.
10.458% due 06/20/2028		120	105

Westmoreland Mining Holdings LLC
8.000% due 03/15/2029		8	5

Windstream Services LLC
11.694% due 09/21/2027		1,631	1,634

Total Loan Participations and Assignments (Cost $14,416)			14,616

CORPORATE BONDS & NOTES 13.2%

BANKING & FINANCE 7.7%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,970	1,773

Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	1,515	1,556

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	400	103

Banco Santander SA
6.607% due 11/07/2028		$2,500	2,627

Bank of America Corp.
3.824% due 01/20/2028 •		800	771
5.288% due 04/25/2034 •		2,700	2,673

Barclays PLC
6.224% due 05/09/2034 •		754	773
7.437% due 11/02/2033 •		2,438	2,683

BPCE SA
6.612% due 10/19/2027 •		1,250	1,270
6.714% due 10/19/2029 •		1,250	1,296

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(c)		560	48
5.125% due 01/17/2025 ^(c)		600	52
Credit Suisse AG AT1 Claim		2,845	341

Deutsche Bank AG
3.547% due 09/18/2031 •		700	616
6.720% due 01/18/2029 •		400	413

EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10

GLP Capital LP
4.000% due 01/15/2031		1,485	1,333
5.250% due 06/01/2025		15	15
5.300% due 01/15/2029		66	65

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
2.848% due 06/04/2031 •		$1,640	$1,418
3.973% due 05/22/2030 •		200	187
5.402% due 08/11/2033 •		3,300	3,266

Intesa Sanpaolo SpA
7.200% due 11/28/2033		1,300	1,391

JPMorgan Chase & Co.
6.087% due 10/23/2029 •		1,200	1,240

Mizuho Financial Group, Inc.
5.594% due 07/10/2035 •(a)		1,600	1,594

Morgan Stanley
0.000% due 04/02/2032 þ(i)		300	190
5.123% due 02/01/2029 •		2,029	2,022

Nationwide Building Society
6.557% due 10/18/2027 •		2,500	2,552

NatWest Group PLC
4.445% due 05/08/2030 •		400	382
4.892% due 05/18/2029 •		200	196
5.076% due 01/27/2030 •		200	197
5.516% due 09/30/2028 •		2,200	2,202

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		1,500	1,405

Nomura Holdings, Inc.
5.594% due 07/02/2027 (a)		1,600	1,601

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)		2,525	1,651

Societe Generale SA
6.691% due 01/10/2034 •		2,400	2,477

UBS Group AG
2.125% due 10/13/2026 •	EUR	200	209
3.091% due 05/14/2032 •		$520	444
4.923% due 01/16/2026 ~	EUR	100	107
5.959% due 01/12/2034 •		$4,424	4,493
6.373% due 07/15/2026 •		500	503
6.442% due 08/11/2028 •		300	308
6.537% due 08/12/2033 •		500	525

Uniti Group LP
10.500% due 02/15/2028		473	464

Wells Fargo & Co.
2.393% due 06/02/2028 •		1,100	1,013

			50,460

INDUSTRIALS 4.0%

Altice France SA
3.375% due 01/15/2028	EUR	100	75

American Airlines Pass-Through Trust
3.350% due 04/15/2031		$14	12
4.000% due 01/15/2027		368	360

Bayer U.S. Finance LLC
6.500% due 11/21/2033		2,940	3,009

Boeing Co.
3.250% due 02/01/2028		1,700	1,557
5.150% due 05/01/2030		1,400	1,345

Broadcom, Inc.
3.469% due 04/15/2034		796	679

Carvana Co.
(12.000% PIK) 12.000% due 12/01/2028 (b)		636	656

Carvana Co. (13.000% PIK)
13.000% due 06/01/2030 (b)		959	1,003

Carvana Co.
(14.000% PIK) 14.000% due 06/01/2031 (b)		1,139	1,222

CVS Pass-Through Trust
5.789% due 01/10/2026		68	68

DISH DBS Corp.
5.750% due 12/01/2028		2,630	1,828

Energy Transfer LP
4.950% due 05/15/2028		9	9

Essent Group Ltd.
6.250% due 07/01/2029 (a)		1,600	1,600

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exela Intermediate LLC
(11.500% PIK) 11.500% due 04/15/2026 (b)		$28	$4

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		2,104	1,963

Market Bidco Finco PLC
4.750% due 11/04/2027	EUR	900	917

Mitchells & Butlers Finance PLC
6.013% due 12/15/2030	GBP	9	11

Petroleos de Venezuela SA
5.375% due 04/12/2027		$385	47
5.500% due 04/12/2037		382	46
6.000% due 11/15/2026		63	8
9.750% due 05/17/2035		100	14

Petroleos Mexicanos
6.700% due 02/16/2032		3,081	2,582

Prosus NV
2.778% due 01/19/2034	EUR	2,456	2,191

TD Synnex Corp.
6.100% due 04/12/2034		1,500	1,505

Topaz Solar Farms LLC
4.875% due 09/30/2039		$26	23
5.750% due 09/30/2039		187	181

U.S. Renal Care, Inc.
10.625% due 06/28/2028		13	12

United Airlines Pass-Through Trust
5.875% due 04/15/2029		1,911	1,918

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,500	1,367

			26,212

UTILITIES 1.5%

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029		1,500	810

Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,072	1,997
3.250% due 06/01/2031		3,895	3,351
3.300% due 03/15/2027		90	85
3.400% due 08/15/2024		159	159
4.200% due 03/01/2029		1,100	1,041
4.300% due 03/15/2045		1,926	1,483
4.550% due 07/01/2030		1,259	1,194

			10,120

Total Corporate Bonds & Notes (Cost $91,587)			86,792

MUNICIPAL BONDS & NOTES 0.0%

ILLINOIS 0.0%

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		34	35
6.725% due 04/01/2035		8	9
7.350% due 07/01/2035		9	9

			53

PUERTO RICO 0.0%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043		39	24

Total Municipal Bonds & Notes (Cost $76)			77

U.S. GOVERNMENT AGENCIES 55.8%

Freddie Mac
3.000% due 06/01/2046 - 01/01/2049		2,028	1,769

Ginnie Mae
2.500% due 04/20/2052		425	357
3.500% due 10/20/2052		200	180
4.500% due 12/20/2053		296	282

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/20/2053 - 08/20/2053	$3,160	$3,138
7.043% due 09/20/2066 ~	172	176

Ginnie Mae, TBA
3.000% due 08/01/2054	2,000	1,744
3.500% due 08/01/2054	3,000	2,696
4.000% due 07/01/2054	800	739
4.500% due 08/01/2054	2,900	2,759
5.000% due 08/01/2054	2,000	1,948

Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 02/01/2034	223	210
4.000% due 08/01/2042 - 07/01/2050	2,499	2,324
4.500% due 10/01/2050 - 07/01/2053	1,889	1,800
5.500% due 11/01/2052 - 01/01/2053	1,188	1,174
6.000% due 11/01/2052 - 01/01/2054	13,802	13,877
6.500% due 10/01/2053 - 01/01/2054	49,983	50,913

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2039 - 08/01/2054	10,800	9,219
3.500% due 07/01/2054 - 08/01/2054	17,900	15,847
4.000% due 08/01/2054	44,000	40,286
4.500% due 08/01/2054	12,600	11,883
5.000% due 07/01/2054	74,300	71,816
5.500% due 08/01/2054	59,100	58,285
6.000% due 08/01/2054	46,800	46,915
6.500% due 07/01/2054 - 08/01/2054	26,800	27,276

Total U.S. Government Agencies (Cost $369,362)		367,613

U.S. TREASURY OBLIGATIONS 15.5%

U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,051
3.000% due 08/15/2048	10	7
3.000% due 02/15/2049	500	379
4.375% due 08/15/2043	1,600	1,545

U.S. Treasury Inflation Protected Securities (g)
0.125% due 10/15/2024	6,476	6,412
0.125% due 04/15/2025	2,188	2,129
0.125% due 07/15/2030	1,834	1,642
0.125% due 01/15/2031	120	106
0.125% due 07/15/2031	3,217	2,826
0.125% due 01/15/2032 (o)	339	294
0.125% due 02/15/2051	1,927	1,116
0.250% due 01/15/2025	18,814	18,426
0.250% due 07/15/2029	3,826	3,515
0.250% due 02/15/2050	732	447
0.375% due 07/15/2025	287	280
0.375% due 01/15/2027	219	208
0.375% due 07/15/2027	64	61
0.625% due 07/15/2032	4,532	4,066
0.750% due 07/15/2028 (m)	888	844
0.750% due 02/15/2042	139	108
0.750% due 02/15/2045	799	599
0.875% due 01/15/2029	2,343	2,220
0.875% due 02/15/2047	909	683
1.000% due 02/15/2046	265	207
1.000% due 02/15/2048	890	682
1.000% due 02/15/2049	2,118	1,611
1.125% due 01/15/2033	316	292
1.375% due 07/15/2033	6,916	6,534
1.375% due 02/15/2044	135	115
1.500% due 02/15/2053	1,266	1,064
2.375% due 01/15/2025 (m)	719	712

U.S. Treasury Notes
0.375% due 09/30/2027 (o)	340	298
0.500% due 10/31/2027	300	263
0.625% due 11/30/2027	4,140	3,641
0.625% due 12/31/2027	1,750	1,534
0.750% due 01/31/2028 (m)(o)	1,600	1,405

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.500% due 01/31/2025 (o)		$4,800	$4,723
2.625% due 01/31/2026 (m)		3,500	3,381
4.500% due 03/31/2026		13,200	13,132
4.500% due 04/15/2027 (k)		13,300	13,282

Total U.S. Treasury Obligations (Cost $108,060)			101,840

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.0%

American Home Mortgage Investment Trust
7.100% due 06/25/2036 þ		6,155	893

Avon Finance PLC
6.134% due 12/28/2049 •	GBP	4,336	5,482

Bear Stearns ALT-A Trust
5.780% due 06/25/2046 •		$3,181	2,750

Bridgegate Funding PLC
7.483% due 10/16/2062 •	GBP	8,737	11,244

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~		$7,500	6,571
3.500% due 06/25/2062 ~		4,559	4,105

Chase Mortgage Finance Trust
4.642% due 12/25/2035 ~		182	167

CIM Trust
5.000% due 05/25/2062 ~		4,091	4,018

CitiMortgage Alternative Loan Trust
6.000% due 03/25/2037 •		1,329	1,110

Countrywide Alternative Loan Trust
5.780% due 11/25/2036 •		3,973	3,305
6.500% due 09/25/2037		8,564	3,222

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.199% due 11/30/2037 ~		6,699	5,985

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ		4,452	4,432

Eurohome U.K. Mortgages PLC
5.702% due 09/15/2044 •	GBP	2,825	3,488

Eurosail PLC
6.303% due 06/13/2045 •		557	702

Extended Stay America Trust
6.523% due 07/15/2038 •		$4,539	4,525

Grifonas Finance PLC
4.181% due 08/28/2039 •	EUR	552	577

HarborView Mortgage Loan Trust
5.933% due 03/19/2036 •		$38	35

JP Morgan Chase Commercial Mortgage Securities Trust
7.235% due 10/05/2040		2,600	2,736

JP Morgan Mortgage Trust
5.990% due 07/25/2064 ~		5,891	5,890

Legacy Mortgage Asset Trust
7.208% due 01/28/2070 •		92	92

LUXE Commercial Mortgage Trust
7.194% due 10/15/2038 •		5,081	5,055

MASTR Adjustable Rate Mortgages Trust
6.560% due 09/25/2037 •		11,500	4,526

MFA Trust
4.400% due 03/25/2068 þ		3,944	3,819

Morgan Stanley Capital Trust
6.443% due 05/15/2036 •		1,400	1,082
7.821% due 12/15/2038 •		2,645	2,308

OBX Trust
6.310% due 04/25/2048 •		15	15

PRPM LLC
3.750% due 03/25/2054 þ		3,077	2,942
6.327% due 06/25/2069 þ		3,200	3,210
7.026% due 03/25/2029 þ		2,876	2,890

RBSSP Resecuritization Trust
4.209% due 12/26/2036 ~		370	337

SFO Commercial Mortgage Trust
8.343% due 05/15/2038 •		2,400	2,066

Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	2,500	3,165
6.634% due 02/20/2054 •		5,628	7,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	$2,448	$2,291

Verus Securitization Trust
6.259% due 12/25/2068 þ	2,401	2,410

WaMu Mortgage Pass-Through Certificates Trust
5.618% due 03/25/2033 ~	31	29

Washington Mutual Mortgage Pass-Through Certificates Trust
6.003% due 10/25/2046 •	1,862	1,586

WSTN Trust
6.518% due 07/05/2037 ~	2,500	2,510

Total Non-Agency Mortgage-Backed Securities (Cost $123,492)		118,716

ASSET-BACKED SECURITIES 33.0%

ABFC Trust
5.740% due 11/25/2036 •	3,688	2,170

Aegis Asset-Backed Securities Trust
5.630% due 01/25/2037 •	3,222	2,365

Aegis Asset-Backed Securities Trust Pass-Through Certificates
7.290% due 12/25/2034 •	886	772

AGL CLO Ltd.
6.786% due 07/20/2034 •	2,500	2,506

ALESCO Preferred Funding Ltd.
6.089% due 12/23/2034 •	71	71

Allegro CLO Ltd.
6.577% due 01/19/2033 •	3,000	2,997

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.555% due 09/25/2034 •	1,815	1,631

Anchorage Capital CLO Ltd.
6.432% due 10/15/2031 (a)	2,500	2,500

Argent Securities Trust
5.940% due 07/25/2036 •	13,827	3,694

Asset-Backed Securities Corp. Home Equity Loan Trust
6.435% due 06/25/2035 •	11,000	9,525

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025	1,250	1,246

Bain Capital Credit CLO Ltd.
6.679% due 10/17/2032 •	3,000	3,002

Ballyrock CLO Ltd.
6.716% due 07/20/2034 •	2,500	2,503

Bear Stearns Asset-Backed Securities Trust
6.088% due 12/25/2034 •	6,426	6,253
6.195% due 09/25/2035 •	524	520

Carlyle Global Market Strategies CLO Ltd.
6.545% due 07/20/2032 •	3,000	3,010

Carlyle U.S. CLO Ltd.
6.680% due 01/25/2033 •	2,000	2,000

Carvana Auto Receivables Trust
5.820% due 08/10/2028	2,500	2,516
6.160% due 10/10/2028	2,500	2,524

CIFC Funding Ltd.
6.730% due 07/15/2036 •	2,500	2,506

Citigroup Mortgage Loan Trust
5.720% due 03/25/2037 •	17	15
5.780% due 12/25/2036 •	1,272	685
5.980% due 03/25/2036 •	1,788	1,597
6.090% due 02/25/2035 •	1,882	1,728
6.150% due 10/25/2035 •	900	805
6.195% due 09/25/2035 •	833	821

Countrywide Asset-Backed Certificates Trust
5.199% due 05/25/2036 •	9,800	9,419
5.600% due 06/25/2047 •	838	767
5.680% due 06/25/2037 •	767	740
5.680% due 06/25/2047 •	466	442
5.740% due 06/25/2035 •	1,148	1,016
5.740% due 05/25/2037 •	934	855
5.740% due 04/25/2047 •	864	829
5.895% due 01/25/2045 •	1,023	939
5.900% due 05/25/2037 •	1,177	1,112
7.410% due 08/25/2035 •	1,594	1,522

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Trust
5.580% due 12/25/2036 •		$400	$376

First Investors Auto Owner Trust
6.440% due 10/16/2028		1,772	1,779

Flagship Credit Auto Trust
5.640% due 03/15/2028		3,000	2,998

Fremont Home Loan Trust
6.075% due 11/25/2035 •		2,300	2,041

GLS Auto Select Receivables Trust
6.370% due 06/15/2028		2,077	2,089

Golub Capital Partners Static Ltd.
6.557% due 04/20/2033 •		3,000	2,998

GSAMP Trust
6.105% due 11/25/2035 •		2,184	1,925
6.360% due 11/25/2035 •		1,827	1,731

Home Equity Mortgage Loan Asset-Backed Trust
5.680% due 04/25/2037 •		1,517	1,127
6.060% due 03/25/2036 •		4,026	3,514

HSI Asset Securitization Corp. Trust
5.600% due 12/25/2036 •		901	758
5.600% due 01/25/2037 •		2,416	1,774
5.610% due 12/25/2036 •		3,300	2,937
5.680% due 12/25/2036 •		964	247

IXIS Real Estate Capital Trust
5.760% due 01/25/2037 •		3,532	1,235

LCCM Trust
6.893% due 11/15/2038 •		3,574	3,524

Lendmark Funding Trust
5.530% due 06/21/2032		1,400	1,406

Long Beach Mortgage Loan Trust
5.760% due 11/25/2036 •		407	283

Magnetite Ltd.
6.785% due 01/25/2032 •		2,444	2,448
6.874% due 10/25/2033 •		2,500	2,505

MASTR Asset-Backed Securities Trust
6.610% due 08/25/2037 •		1,505	1,268

Merrill Lynch Mortgage Investors Trust
5.600% due 04/25/2047 •		4,585	1,829

Morgan Stanley ABS Capital, Inc. Trust
5.530% due 10/25/2036 •		1,995	1,062
5.540% due 11/25/2036 •		3,987	2,274
6.000% due 12/25/2034 •		1,002	905
6.000% due 03/25/2036 •		827	794
6.060% due 12/25/2034 •		754	679

Nassau Ltd.
6.840% due 01/15/2030 •		1,118	1,119

Nelnet Student Loan Trust
5.900% due 09/27/2066 •		1,970	1,968
7.533% due 02/20/2041 •		1,888	1,892

New Century Home Equity Loan Trust
6.390% due 11/25/2034 •		7,660	7,534

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.610% due 07/25/2036 •		444	403

NovaStar Mortgage Funding Trust
6.000% due 05/25/2036 •		4,400	4,140

OCP CLO Ltd.
6.579% due 01/15/2033 •		3,000	3,002

Option One Mortgage Loan Trust
5.680% due 04/25/2037 •		1,122	772
6.000% due 01/25/2036 •		5,000	4,551

Pagaya AI Debt Selection Trust
7.128% due 06/16/2031		1,201	1,204

Palmer Square European Loan Funding DAC
5.328% due 05/15/2033 •	EUR	2,074	2,219

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.510% due 09/25/2034 •		$500	495

PRET LLC
1.868% due 07/25/2051 þ		3,374	3,314
8.232% due 09/25/2053 þ		4,310	4,362

Reach ABS Trust
6.300% due 02/18/2031		985	988

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ		$4,629	$1,443

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		4,127	4,151

Residential Asset Mortgage Products Trust
6.585% due 06/25/2035 •		2,600	2,498

Residential Asset Securities Corp. Trust
6.060% due 02/25/2036 •		349	344
6.140% due 05/25/2037 •		173	170
6.165% due 10/25/2035 •		2,000	1,710

Saxon Asset Securities Trust
6.435% due 12/26/2034 •		629	556
7.210% due 12/25/2037 •		746	698

SLM Private Credit Student Loan Trust
5.931% due 06/15/2039 •		1,791	1,755

SMB Private Education Loan Trust
0.000% due 07/05/2053 •		6,600	6,570
6.783% due 02/16/2055 •		3,192	3,214

Soundview Home Loan Trust
5.570% due 02/25/2037 •		1,035	290
5.865% due 12/25/2036 •		1,517	1,477
6.210% due 01/25/2035 •		4,658	4,200
6.435% due 11/25/2035 •		1,988	1,918

Structured Asset Securities Corp.
6.165% due 02/25/2035 •		800	787

Structured Asset Securities Corp. Mortgage Loan Trust
5.730% due 07/25/2036 •		83	83
5.985% due 07/25/2036 •		899	857
6.060% due 01/25/2037 •		3,247	2,594
6.460% due 04/25/2031 •		4,114	4,066

Symphony CLO Ltd.
6.688% due 07/23/2033 •		5,250	5,262

TIAA CLO Ltd.
0.000% due 01/20/2032 •(a)		2,900	2,900

Trinitas CLO Ltd.
6.706% due 01/20/2032 •		1,979	1,979
Voya CLO Ltd. 6.659% due 10/17/2032 •		2,700	2,702
6.846% due 04/15/2037 •		3,100	3,102

Total Asset-Backed Securities (Cost $221,864)			217,398

SOVEREIGN ISSUES 4.8%

Argentina Government International Bond
0.750% due 07/09/2030 þ		1,437	794
1.000% due 07/09/2029		125	72
3.500% due 07/09/2041 þ		5,071	1,998
3.625% due 07/09/2035 þ		1,606	682
4.250% due 01/09/2038 þ		82	38

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2025 (f)	BRL	32,000	5,436

Israel Government International Bond
5.500% due 03/12/2034		$2,000	1,908

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	40,560	1,867
3.000% due 12/03/2026 (g)		32,757	1,656
4.000% due 11/30/2028 (g)		3,007	154
4.000% due 08/24/2034 (g)		5,202	254
7.000% due 09/03/2026		35,000	1,742
7.500% due 06/03/2027		15,200	775
7.750% due 05/29/2031		1,700	83
8.500% due 03/01/2029		10,500	540
8.500% due 05/31/2029		6,800	350

Peru Government International Bond
5.350% due 08/12/2040	PEN	100	21
5.400% due 08/12/2034		371	85
6.150% due 08/12/2032		627	157
6.900% due 08/12/2037		900	225
6.950% due 08/12/2031		220	58
7.300% due 08/12/2033		200	53

Romania Government International Bond
3.750% due 02/07/2034	EUR	760	700
5.250% due 05/30/2032		350	365
5.500% due 09/18/2028		1,200	1,320
5.625% due 05/30/2037		400	414

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Russia Government International Bond
4.250% due 06/23/2027		$600	$456
4.750% due 05/27/2026		1,000	825
5.100% due 03/28/2035		400	265
5.250% due 06/23/2047		1,600	928
5.625% due 04/04/2042		2,000	1,410
7.500% due 03/31/2030		53	38

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	70,900	4,045

Turkey Government International Bond
4.250% due 03/13/2025		$800	787
5.250% due 03/13/2030		600	550
7.625% due 04/26/2029		700	716

Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		43	6
7.650% due 04/21/2025 ^(c)		105	17
8.250% due 10/13/2024 ^(c)		157	26
9.250% due 09/15/2027 ^(c)		143	27
9.250% due 05/07/2028 ^(c)		83	14
11.750% due 10/21/2026 ^(c)		10	2
11.950% due 08/05/2031 ^(c)		300	57

Total Sovereign Issues (Cost $34,391)			31,916

		SHARES
COMMON STOCKS 0.5%

COMMUNICATION SERVICES 0.0%

Clear Channel Outdoor Holdings, Inc. (d)		133,771	189

iHeartMedia, Inc. ‘A’ (d)		31,404	34

iHeartMedia, Inc. ‘B’ «(d)		24,427	24

			247

FINANCIALS 0.2%

Intelsat Emergence SA «(i)		28,556	1,062

HEALTH CARE 0.2%

Amsurg Equity «(d)(i)		22,386	1,108

INDUSTRIALS 0.1%

Neiman Marcus Group Ltd. LLC «(d)(i)		5,701	770

Westmoreland Mining Holdings «(d)(i)		237	1

Westmoreland Mining LLC «(d)(i)		240	1

			772

UTILITIES 0.0%

Windstream Units «(d)		1,684	28

Total Common Stocks (Cost $4,872)			3,217

WARRANTS 0.0%

FINANCIALS 0.0%

Intelsat Emergence SA - Exp. 02/17/2027 «		398	1

Total Warrants (Cost $125)			1

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(h)		1,669,650	1,943

Total Preferred Securities (Cost $2,461)			1,943

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

Uniti Group, Inc.	1,155	$3

Total Real Estate Investment Trusts (Cost $7)		3

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (j) 0.4%
		2,371

U.S. TREASURY BILLS 0.1%
5.381% due 07/11/2024 - 08/29/2024 (e)(f)(o)	356	355

Total Short-Term Instruments (Cost $2,726)		2,726

Total Investments in Securities (Cost $973,439)		946,858

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	264,131	$2,570

Total Short-Term Instruments (Cost $2,570)		2,570

Total Investments in Affiliates (Cost $2,570)		2,570

Total Investments 144.2% (Cost $976,009)		$949,428

Financial Derivative Instruments (l)(n) 0.1% (Cost or Premiums, net $981)		430

Other Assets and Liabilities, net (44.3)%		(291,538)

Net Assets 100.0%		$658,320

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Amsurg Equity	11/02/2023 - 11/06/2023	$935	$1,108	0.17%
Intelsat Emergence SA	06/19/2017 - 02/23/2024	2,094	1,062	0.16
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	265	190	0.03
Neiman Marcus Group Ltd. LLC	09/25/2020	183	770	0.12
Westmoreland Mining Holdings	03/26/2019	1	1	0.00
Westmoreland Mining LLC	06/30/2023	2	1	0.00

		$3,480	$3,132	0.48%

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$2,371	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(2,419)	$2,371	$2,372

Total Repurchase Agreements						$(2,419)	$2,371	$2,372

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.480%	06/28/2024	07/01/2024	$(2,219)	$ (2,220)

Total Reverse Repurchase Agreements					$(2,220)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.8)%
Ginnie Mae, TBA	2.500%	07/01/2054	$300	$(252)	$(252)
Ginnie Mae, TBA	5.500	07/01/2054	2,400	(2,366)	(2,381)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2054	3,200	(2,520)	(2,506)

Total Short Sales (0.8)%				$(5,138)	$(5,139)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(2,220)	$0	$(2,220)	$2,197	$(23)
FICC	2,372	0	0	2,372	(2,419)	(47)

Total Borrowings and Other Financing Transactions	$2,372	$(2,220)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(2,220)	$0	$0	$0	$(2,220)

Total Borrowings	$(2,220)	$0	$0	$0	$(2,220)

Payable for reverse repurchase agreements					$(2,220)

(k)	Securities with an aggregate market value of $2,197 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(24,712) at a weighted average interest rate of 5.412%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note August 2024 Futures	$109.000	07/26/2024	$1	$1	$0	$(1)
Call - CBOT U.S. Treasury 10-Year Note August 2024 Futures	112.000	07/26/2024	1	1	(1)	0

Total Written Options					$(1)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	75	$15,316	$24	$0	$(2)
U.S. Treasury 5-Year Note September Futures	09/2024	406	43,271	187	0	(44)
U.S. Treasury 10-Year Note September Futures	09/2024	511	56,202	538	0	(136)

				$749	$0	$(182)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	11	$(2,616)	$72	$0	$0
3-Month SOFR Active Contract December Futures	03/2026	11	(2,641)	50	0	0
3-Month SOFR Active Contract June Futures	09/2024	13	(3,076)	95	0	0
3-Month SOFR Active Contract June Futures	09/2025	10	(2,392)	54	0	0
3-Month SOFR Active Contract March Futures	06/2025	9	(2,147)	53	0	0
3-Month SOFR Active Contract March Futures	06/2026	10	(2,403)	42	0	0
3-Month SOFR Active Contract September Futures	12/2024	12	(2,846)	85	0	0
3-Month SOFR Active Contract September Futures	12/2025	9	(2,157)	44	0	0
Australia Government 10-Year Bond September Futures	09/2024	34	(2,576)	0	20	(20)
Japan Government 10-Year Bond September Futures	09/2024	1	(888)	0	3	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	30	(3,406)	(33)	15	0
U.S. Treasury Long-Term Bond September Futures	09/2024	208	(24,609)	(200)	208	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	51	(6,393)	(71)	84	0

				$191	$330	$(21)

Total Futures Contracts				$940	$330	$(203)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.279%	EUR	1,800	$50	$(23)	$27	$1	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.371	$	900	11	(3)	8	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.564		200	(1)	4	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.296		200	7	2	9	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.602		200	9	8	17	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.915		400	21	25	46	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107		2,000	8	27	35	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236		1,200	4	1	5	0	0

							$109	$41	$150	$1	$0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-32 5-Year Index	1.000%	Quarterly	12/20/2024	$	340	$(10)	$11	$1	$0	$0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025		828	(27)	19	(8)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		4,324	(162)	143	(19)	1	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		400	(33)	27	(6)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		200	(14)	11	(3)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		1,600	(74)	35	(39)	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		1,000	(36)	4	(32)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026		2,522	214	(61)	153	0	(2)
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026		1,067	58	16	74	0	(1)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		99	0	6	6	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028		6,237	10	396	406	0	(4)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029		12,800	873	(54)	819	0	(8)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		200	1	3	4	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		1,700	18	18	36	0	0
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029		22,800	499	(25)	474	0	(2)

						$1,317	$549	$1,866	$1	$(17)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	42,200	$712	$(504)	$208	$0	$(56)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	6	5	1	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		3,400	(54)	88	34	14	0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		100	(1)	(62)	(63)	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		100	(1)	(61)	(62)	0	(1)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		200	(4)	12	8	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	(10)	(10)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	9	71	80	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		4,351,000	210	701	911	43	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		982,000	10	(4)	6	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		541,400	2	127	129	9	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		504,000	24	(1)	23	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		258,000	69	170	239	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		46,000	0	33	33	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		400	(1)	(2)	(3)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		700	(5)	(12)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		800	(5)	(15)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		600	(4)	(10)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		600	(4)	(10)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		600	(4)	(9)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		600	(4)	(12)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		600	(4)	(10)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		1,000	(7)	(17)	(24)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		1,000	(6)	(20)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		1,300	(5)	(17)	(22)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		1,300	(5)	(18)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		1,300	(4)	(19)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		1,300	(4)	(18)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/18/2024		2,400	(87)	124	37	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		20,400	(1)	604	603	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		10,200	1	306	307	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/16/2025		1,700	(32)	79	47	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.300	Semi-Annual	03/18/2025		1,700	(32)	79	47	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		700	(5)	(13)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		1,300	(10)	(23)	(33)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025		1,100	(9)	(18)	(27)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		600	(5)	(10)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		800	(6)	(13)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		800	(6)	(13)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		100,490	(293)	(339)	(632)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		42,400	5	(90)	(85)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		8,000	102	414	516	3	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	2.300%	Annual	01/17/2026	JPY	5,700	$1	$290	$291	$1	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		1,100	0	83	83	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		8,200	76	606	682	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		11,200	(915)	1,316	401	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		1,100	0	23	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		12,400	114	(1,128)	(1,014)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		400	(18)	46	28	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		900	(1)	(71)	(72)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		1,000	(2)	(81)	(83)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,500	(1)	299	298	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		500	0	(42)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		15,500	(36)	(1,196)	(1,232)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		1,100	(2)	(83)	(85)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		2,600	(1)	212	211	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027		10,200	(27)	(731)	(758)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		700	(1)	(57)	(58)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		1,200	(2)	(84)	(86)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,630	88	158	246	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		1,790	0	139	139	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		5,100	(37)	(273)	(310)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		1,100	(8)	(57)	(65)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		660	47	12	59	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		500	(1)	(8)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028		400	(1)	49	48	1	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		3,213	(130)	(334)	(464)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		1,300	(111)	216	105	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		29,180	204	785	989	36	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028		1,100	(8)	(22)	(30)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028		800	(1)	(105)	(106)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		3,066	60	(422)	(362)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		14,450	74	271	345	22	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		578	0	71	71	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029		2,100	(6)	(234)	(240)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		300	0	(37)	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		500	(1)	(57)	(58)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		1,200	(3)	(11)	(14)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		400	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029		1,100	(35)	31	(4)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		4,690	225	424	649	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		1,866	115	80	195	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		14,400	(257)	472	215	27	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029		800	(71)	163	92	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029		800	(45)	156	111	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		4,920	467	112	579	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030		2,800	(205)	569	364	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030		1,600	(145)	329	184	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		900	(3)	(29)	(32)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		800	(3)	(31)	(34)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030		800	(74)	165	91	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Semi-Annual	03/17/2030		800	(42)	157	115	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030		24,800	(996)	5,000	4,004	71	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,590	153	750	903	47	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		1,300	(5)	(31)	(36)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		719	4	130	134	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,570	246	(68)	178	15	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031		320	(15)	11	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		4,400	274	664	938	16	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031		6,495	(498)	(886)	(1,384)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		49,300	456	288	744	184	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031		800	(3)	144	141	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031		900	(4)	162	158	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031		600	(1)	(108)	(109)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031		600	(1)	(107)	(108)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031		400	(1)	(69)	(70)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031		7,000	(143)	1,273	1,130	29	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032		400	(1)	(66)	(67)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032		500	(1)	(85)	(86)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032		400	(1)	(64)	(65)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032		900	(6)	(126)	(132)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032		700	(3)	(109)	(112)	0	(3)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.817%	Annual	04/05/2032	JPY	2,400	$(12)	$(351)	$(363)	$0	$(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		1,200	(6)	(171)	(177)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032		300	3	30	33	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		2,170	(188)	(215)	(403)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		1,980	75	292	367	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		4,010	(173)	(435)	(608)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,108	176	144	320	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		11,180	1,312	460	1,772	53	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033		400	(2)	(17)	(19)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		500	(2)	(21)	(23)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		400	(2)	(18)	(20)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		500	(2)	(22)	(24)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		500	(2)	(21)	(23)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		500	(2)	(26)	(28)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		1,000	(4)	(40)	(44)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		45,500	440	1,218	1,658	237	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033		600	(2)	(23)	(25)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		19,440	(70)	472	402	102	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		1,300	(6)	(60)	(66)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		3,995	60	230	290	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033		900	(4)	(28)	(32)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		400	(1)	(15)	(16)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033		400	(1)	(12)	(13)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		200	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,000	(4)	(14)	(18)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		800	(3)	(7)	(10)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		800	(3)	8	5	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		600	(2)	5	3	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		800	(3)	(1)	(4)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		400	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		400	(2)	4	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033		300	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		400	(1)	6	5	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		200	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		200	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033		200	(1)	7	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033		400	(2)	14	12	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		400	(2)	(4)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033		400	(2)	3	1	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		400	(2)	5	3	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,560	(76)	4	(72)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		400	(2)	9	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		200	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		400	(2)	15	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		400	(2)	14	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		400	0	15	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034		200	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034		100	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		400	(2)	(10)	(12)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034		400	(2)	(10)	(12)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		200	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		800	(4)	(7)	(11)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		400	(2)	(10)	(12)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		400	(2)	(8)	(10)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		400	(2)	(1)	(3)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		200	(1)	(1)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034		400	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034		400	(2)	5	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034		400	(1)	6	5	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034		700	(2)	9	7	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		400	(1)	4	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		1,300	(4)	15	11	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		400	(1)	6	5	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		700	(2)	14	12	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		3,290	(92)	35	(57)	0	(20)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	0	(2)	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		100	0	(1)	(1)	0	(1)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.910%	Semi-Annual	10/17/2049	JPY	300	$(65)	$172	$107	$4	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049		300	(64)	172	108	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049		2,200	(658)	1,315	657	29	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050		3,000	(443)	1,644	1,201	37	0
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050		1,200	(251)	681	430	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050		900	(274)	539	265	12	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051		400	(4)	(168)	(172)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		2,000	373	569	942	24	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		500	(7)	197	190	7	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		4,000	76	(1,471)	(1,395)	0	(54)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		100	(1)	(37)	(38)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		100	(1)	(36)	(37)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(24)	(26)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		300	(2)	(25)	(27)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		200	(2)	(6)	(8)	0	(4)
Pay	1-Year BRL-CDI	11.157	Maturity	01/02/2025	BRL	700	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.177	Maturity	01/02/2025		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.367	Maturity	01/02/2025		600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.018	Maturity	01/02/2025		1,500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.098	Maturity	01/02/2025		2,500	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.158	Maturity	01/02/2025		1,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.163	Maturity	01/02/2025		1,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.178	Maturity	01/02/2025		2,500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026		3,000	0	(17)	(17)	0	(1)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		1,500	0	(9)	(9)	0	(1)
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		2,400	0	(13)	(13)	0	(1)
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		5,600	0	(29)	(29)	0	(3)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		5,600	0	(29)	(29)	0	(3)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		5,500	0	(28)	(28)	0	(3)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		4,400	0	(35)	(35)	0	(3)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		1,100	0	(9)	(9)	0	(1)
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		4,600	0	(36)	(36)	0	(3)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		3,270	0	(19)	(19)	0	(2)
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		8,600	0	(66)	(66)	0	(6)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		9,900	0	(58)	(58)	0	(7)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		2,100	0	(16)	(16)	0	(1)
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		5,020	0	(28)	(28)	0	(3)
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		8,380	0	(47)	(47)	0	(6)
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		15,050	0	(83)	(83)	0	(10)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		11,730	0	(64)	(64)	0	(8)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		1,690	0	(9)	(9)	0	(1)
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		11,720	0	(62)	(62)	0	(8)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		9,670	0	(48)	(48)	0	(7)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		800	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		900	0	(3)	(3)	0	(1)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		2,200	0	(5)	(5)	0	(2)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	500	(1)	(3)	(4)	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		500	(1)	(2)	(3)	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	(1)	(2)	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		400	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		500	(1)	2	1	1	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,800	23	6	29	0	(10)
Pay	3-Month ZAR-J IBAR	8.410	Quarterly	07/31/2028	ZAR	7,100	0	5	5	0	(1)
Pay	3-Month ZAR-J IBAR	8.415	Quarterly	07/31/2028		1,900	0	1	1	0	0
Pay	3-Month ZAR-J IBAR	8.420	Quarterly	07/31/2028		7,100	0	5	5	0	(1)
Pay	3-Month ZAR-J IBAR	8.426	Quarterly	08/01/2028		2,800	0	2	2	0	0
Pay	3-Month ZAR-J IBAR	8.460	Quarterly	08/01/2028		4,800	0	4	4	0	(1)
Pay	3-Month ZAR-J IBAR	8.460	Quarterly	08/02/2028		4,900	0	4	4	0	(1)
Pay	3-Month ZAR-J IBAR	8.550	Quarterly	08/03/2028		5,600	0	6	6	0	(1)
Pay	3-Month ZAR-J IBAR	8.380	Quarterly	08/04/2028		10,000	0	7	7	0	(1)
Pay	3-Month ZAR-J IBAR	8.415	Quarterly	08/04/2028		2,500	0	2	2	0	0
Pay	3-Month ZAR-J IBAR	8.421	Quarterly	08/04/2028		3,500	0	3	3	0	0
Pay	3-Month ZAR-J IBAR	8.543	Quarterly	08/04/2028		2,600	0	3	3	0	0
Pay	3-Month ZAR-J IBAR	8.360	Quarterly	08/07/2028		10,600	0	7	7	0	(1)
Pay	3-Month ZAR-J IBAR	8.410	Quarterly	08/07/2028		1,500	0	1	1	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,629)	(309)	0	(2)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(155)	(29)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		4,200	(7)	19	12	4	0

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	03/20/2034	AUD	4,400	$(17)	$26	$9	$13	$0
Pay(5)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		2,100	28	(25)	3	2	0
Receive	6-Month EUR-EURIBOR	0.395	Annual	12/30/2024	EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025		100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	6	6	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		500	(1)	21	20	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		500	(1)	(15)	(16)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		200	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		200	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		600	(1)	(9)	(10)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		500	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		300	(1)	5	4	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2029		8,900	134	(160)	(26)	0	(6)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030		1,800	(4)	328	324	2	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		700	(25)	135	110	1	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(109)	(113)	0	(3)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		300	(1)	17	16	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		800	(3)	49	46	0	(2)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		300	(1)	(15)	(16)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		300	(1)	(12)	(13)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		300	(1)	(17)	(18)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(6)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		300	(1)	(8)	(9)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		400	(1)	(8)	(9)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(4)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	(2)	(3)	0	(1)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		300	(1)	(2)	(3)	0	(1)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	4	3	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		26,800	364	(475)	(111)	0	(57)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	108	95	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	231	168	1	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	660	792	0	(10)
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		14,700	(391)	404	13	35	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025	MXN	6,100	3	(21)	(18)	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	6	(17)	(11)	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	28	(77)	(49)	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	12	(28)	(16)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	1	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	61	(86)	(25)	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	21	(28)	(7)	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	35	(50)	(15)	1	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		2,600	0	5	5	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		3,200	0	6	6	0	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		12,100	9	(85)	(76)	1	0
Receive	28-Day MXN-TIIE	9.073	Lunar	06/03/2027		5,300	0	7	7	0	(1)
Receive	28-Day MXN-TIIE	9.260	Lunar	06/03/2027		3,100	0	3	3	0	0
Receive	28-Day MXN-TIIE	9.340	Lunar	06/03/2027		5,700	0	5	5	0	(1)
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	134	(240)	(106)	2	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	15	(26)	(11)	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	41	(69)	(28)	1	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	(25)	35	10	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	(1)	1	0	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(142)	198	56	0	(2)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	(2)	3	1	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	(16)	22	6	0	0
Pay	28-Day MXN-TIIE	8.300	Lunar	06/16/2028		6,500	(3)	(14)	(17)	1	0
Pay	28-Day MXN-TIIE	8.512	Lunar	07/24/2028		11,200	0	(25)	(25)	1	0
Pay	28-Day MXN-TIIE	8.444	Lunar	07/25/2028		14,800	0	(35)	(35)	2	0
Pay	28-Day MXN-TIIE	8.471	Lunar	07/26/2028		7,500	0	(17)	(17)	1	0
Pay	28-Day MXN-TIIE	8.550	Lunar	07/27/2028		3,800	0	(8)	(8)	0	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		22,500	0	(48)	(48)	2	0
Pay	28-Day MXN-TIIE	8.620	Lunar	07/28/2028		4,000	0	(8)	(8)	0	0
Pay	28-Day MXN-TIIE	8.636	Lunar	07/28/2028		7,900	0	(16)	(16)	1	0
Pay	28-Day MXN-TIIE	8.640	Lunar	07/28/2028		1,600	0	(3)	(3)	0	0
Pay	28-Day MXN-TIIE	8.650	Lunar	07/28/2028		4,000	0	(8)	(8)	0	0
Pay	28-Day MXN-TIIE	8.660	Lunar	07/28/2028		3,900	0	(8)	(8)	0	0
Pay	28-Day MXN-TIIE	8.600	Lunar	07/31/2028		6,700	0	(14)	(14)	1	0
Receive	28-Day MXN-TIIE	8.760	Lunar	03/01/2029		3,200	0	6	6	0	0
Receive	28-Day MXN-TIIE	8.770	Lunar	03/01/2029		1,500	0	3	3	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	8.780%	Lunar	03/01/2029	MXN	1,600	$0	$3	$3	$0	$0
Receive	28-Day MXN-TIIE	8.720	Lunar	03/07/2029		700	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.725	Lunar	03/07/2029		1,900	0	4	4	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	03/07/2029		1,200	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.673	Lunar	05/31/2029		1,300	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.680	Lunar	05/31/2029		1,900	0	4	4	0	0
Receive	28-Day MXN-TIIE	8.681	Lunar	05/31/2029		2,400	0	5	5	0	0
Receive	28-Day MXN-TIIE	8.683	Lunar	05/31/2029		900	0	2	2	0	0
Receive	28-Day MXN-TIIE	8.810	Lunar	05/29/2031		1,700	0	3	3	0	0
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		1,600	7	2	9	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		6,700	28	11	39	0	0
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		1,600	0	4	4	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		3,900	0	9	9	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	10	(23)	(13)	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	(2)	6	4	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	9	(22)	(13)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	(31)	49	18	0	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	9,400	(160)	119	(41)	1	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(48)	(48)	0	(1)
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(63)	(61)	0	(1)
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(97)	(106)	0	(2)
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(61)	(63)	0	(1)
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(137)	(140)	0	(3)
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(56)	(52)	0	(1)
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(100)	(108)	0	(2)

							$869	$12,952	$13,821	$1,286	$(651)

Total Swap Agreements							$2,295	$13,542	$15,837	$1,288	$(668)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value		Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$330	$1,288	$1,618		$(1)	$(203)	$(668)	$(872)

(m)

Securities with an aggregate market value of $6,151 and cash of $6,022 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024	NZD	893		$547	$3	$0
	08/2024		$547	NZD	894	0	(3)
	10/2024	CNH	11,772		$1,644	18	0

BOA	07/2024	EUR	1,169		1,258	6	0
	07/2024	KRW	3,622,071		2,647	19	0
	07/2024	SGD	54		40	0	0
	07/2024		$1,219	EUR	1,119	0	(21)
	07/2024		450	IDR	7,375,275	1	0
	07/2024		1,199	NZD	1,954	0	(9)
	07/2024		888	SGD	1,198	0	(4)
	08/2024	SGD	54		$40	0	0
	08/2024		$79	TRY	2,749	1	0
	02/2025		236	MXN	4,307	0	(8)

BPS	07/2024	GBP	24,209		$30,925	322	0
	07/2024	IDR	2,744,789		168	0	0
	07/2024	KRW	3,820,733		2,785	14	0
	07/2024		$4,096	AUD	6,147	5	0
	07/2024		100	ILS	371	0	(2)
	07/2024		1,140	NZD	1,855	0	(10)
	07/2024		1,038	PLN	4,158	0	(5)
	07/2024		2,901	SGD	3,935	1	0
	07/2024		337	ZAR	6,124	0	(1)
	08/2024	AUD	6,147		$4,099	0	(5)
	08/2024	SGD	3,929		2,901	0	(1)
	09/2024	CNH	31,052		4,335	57	0
	09/2024	INR	9,722		116	0	0
	09/2024	TWD	109,071		3,390	26	0
	09/2024		$903	INR	75,605	1	0
	10/2024	CNH	15,198		$2,123	23	0
	05/2029	KWD	175		600	17	0
	07/2029		23		80	2	0

BRC	07/2024	AUD	150		99	0	(1)
	07/2024	MXN	8,565		463	0	(4)
	07/2024	SGD	608		450	2	0
	07/2024		$13	NOK	136	0	0
	07/2024		5,053	PLN	19,962	0	(96)
	07/2024		1,078	TRY	37,465	51	0
	08/2024		1,389		47,952	12	0
	09/2024	MXN	91,679		$4,887	0	(65)
	09/2024		$1,504	TRY	55,716	85	0
	11/2024		155		6,128	8	0

CBK	07/2024	AUD	286		$189	0	(2)
	07/2024	BRL	10,878		1,957	11	0
	07/2024	CHF	744		818	0	(11)
	07/2024	EUR	1,201		1,290	4	0
	07/2024	ILS	1,586		427	7	0
	07/2024		$1,996	BRL	10,878	0	(50)
	07/2024		1,761	GBP	1,377	0	(20)
	07/2024		195	TRY	6,567	2	0
	08/2024	BRL	10,914		$1,996	51	0
	09/2024	TWD	53,229		1,652	11	0
	09/2024		$4,646	INR	388,412	3	(2)
	01/2025		225	MXN	4,098	0	(8)

FAR	07/2024	AUD	5,711		$3,805	0	(5)
	07/2024	EUR	11,230		12,231	204	0
	07/2024	NZD	1,717		1,047	1	0
	07/2024		$15,222	JPY	2,377,077	0	(447)
	07/2024		63	NZD	103	0	(1)
	08/2024		1,047		1,717	0	(1)

GLM	07/2024	IDR	164,100		$10	0	0
	07/2024	MXN	8,667		467	0	(6)
	07/2024		$300	ILS	1,111	0	(5)
	07/2024		50	KRW	68,698	0	0
	07/2024		530	TRY	18,090	16	0
	07/2024		1,453	ZAR	26,579	6	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	08/2024		$13,783	BRL	72,905	$0	$(789)
	08/2024		563	TRY	19,405	4	0
	09/2024	MXN	821		$43	0	(1)
	09/2024		$465	TRY	17,830	41	0
	10/2024		912	CNH	6,512	0	(12)
	01/2025	BRL	32,000		$6,165	554	0
	03/2025		$176	TRY	8,435	23	0

MBC	07/2024	CAD	7,005		$5,144	24	0
	07/2024	CHF	449		496	0	(3)
	07/2024	EUR	1,133		1,233	20	0
	07/2024	JPY	2,377,225		14,807	31	0
	07/2024	KRW	2,769,289		2,004	0	(5)
	07/2024	NOK	105		10	0	0
	07/2024		$5,119	CAD	7,009	4	0
	07/2024		249	PLN	986	0	(4)
	08/2024	CAD	7,004		$5,119	0	(4)
	08/2024		$14,807	JPY	2,366,098	0	(31)
	08/2024		10	NOK	105	0	0
	08/2024		249	TRY	8,507	2	0
	09/2024	TWD	1,901		$59	0	0
	10/2024	CNH	4,917		683	4	0
	02/2025		$272	MXN	4,934	0	(12)

MYI	07/2024	BRL	10,875		$2,105	160	0
	07/2024	KRW	68,835		50	0	0
	07/2024	SGD	541		401	2	0
	07/2024		$1,956	BRL	10,875	0	(11)
	08/2024	CHF	5,614		$6,262	0	(11)
	09/2024	TWD	26,219		817	9	0
	09/2024		$364	INR	30,458	0	0
	01/2025	MXN	4,100		$225	8	0
	02/2025		9,243		508	20	0

NGF	07/2024	KRW	1,533,236		1,115	3	0
	09/2024	INR	41,911		500	0	(1)
	09/2024	TWD	37,388		1,159	6	0

RBC	07/2024		$28,953	GBP	22,832	0	(91)
	08/2024	GBP	22,832		$28,958	91	0

SCX	07/2024	KRW	1,568,369		1,150	13	0
	07/2024	SGD	3,931		2,917	18	0
	07/2024		$14,586	EUR	13,614	0	(6)
	07/2024		4	MXN	83	0	0
	08/2024	EUR	13,614		$14,607	6	0
	09/2024	CNH	8,998		1,254	14	0
	09/2024	TWD	85,824		2,662	15	0
	09/2024		$4,597	INR	384,764	6	0
	10/2024	CNH	5,445		$756	4	0

TOR	07/2024	CHF	4,437		4,912	0	(26)
	07/2024	NZD	1,301		797	4	0
	08/2024		$797	NZD	1,301	0	(4)

Total Forward Foreign Currency Contracts						$2,076	$(1,804)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYI	Call - OTC USD versus MXN	MXN	18.230	01/29/2025	591	$(28)	$(35)
	Call - OTC USD versus MXN		18.250	01/30/2025	591	(28)	(35)
	Call - OTC USD versus MXN		18.150	02/10/2025	680	(31)	(43)

						$(87)	$(113)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	400	$(2)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	400	(2)	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	500	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	300	(1)	0

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	300	(1)	(2)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	700	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	700	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	900	(3)	(5)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	900	(2)	(1)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	900	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	700	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	900	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	900	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	900	(3)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	1,000	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	1,000	(4)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	900	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	900	(3)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	500	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	500	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	300	(1)	(1)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	500	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	500	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	500	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	500	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	500	(1)	(2)

							$(78)	$(59)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	$97.969	07/08/2024	200	$(1)	$0

Total Written Options					$(166)	$(172)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.399%	$300	$(27)	$23	$0	$(4)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	200	(9)	9	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	540	(70)	71	1	0

CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.425	600	(10)	12	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.341	100	1	(1)	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	400	(14)	12	0	(2)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168	700	(3)	0	0	(3)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
GST	Brazil Government International Bond	1.000%	Quarterly	12/20/2024	0.425%	$400	$(6)	$7	$1	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	400	(15)	13	0	(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	200	(18)	15	0	(3)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	100	(4)	4	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2024	0.615	300	(34)	35	1	0

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	300	(11)	10	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	400	(36)	31	0	(5)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.011	200	(2)	2	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	700	(31)	29	0	(2)

							$(289)	$272	$5	$(22)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
FBF	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$155	$(1)	$0	$0	$(1)

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,600	(253)	222	0	(31)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	15,100	23	(183)	0	(160)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,410	(589)	578	0	(11)

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	(5)	0	(4)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	200	1	(2)	0	(1)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,620	(40)	(32)	0	(72)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,200	0	(119)	0	(119)

						$(858)	$459	$0	$(399)

Total Swap Agreements						$(1,147)	$731	$5	$(421)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024: Financial Derivative Assets Financial Derivative Liabilities

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$21	$0	$0	$21	$(3)	$0	$0	$(3)	$18	$0	$18
BOA	27	0	0	27	(42)	(1)	0	(43)	(16)	0	(16)
BPS	468	0	0	468	(24)	0	(4)	(28)	440	(320)	120
BRC	158	0	1	159	(166)	0	0	(166)	(7)	0	(7)
CBK	89	0	2	91	(93)	(3)	(5)	(101)	(10)	71	61
FAR	205	0	0	205	(454)	(9)	0	(463)	(258)	0	(258)
FBF	0	0	0	0	0	0	(1)	(1)	(1)	0	(1)
GLM	644	0	0	644	(813)	(36)	0	(849)	(205)	0	(205)
GST	0	0	2	2	0	0	(207)	(207)	(205)	115	(90)
MBC	85	0	0	85	(59)	0	0	(59)	26	0	26
MYC	0	0	0	0	0	(10)	(8)	(18)	(18)	28	10
MYI	199	0	0	199	(22)	(113)	0	(135)	64	4	68
NGF	9	0	0	9	(1)	0	0	(1)	8	0	8
RBC	91	0	0	91	(91)	0	0	(91)	0	0	0
SAL	0	0	0	0	0	0	(196)	(196)	(196)	333	137
SCX	76	0	0	76	(6)	0	0	(6)	70	0	70
TOR	4	0	0	4	(30)	0	0	(30)	(26)	0	(26)

Total Over the Counter	$2,076	$0	$5	$2,081	$(1,804)	$(172)	$(421)	$(2,397)

(o)

Securities with an aggregate market value of $551 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$330	$330
Swap Agreements	0	2	0	0	1,286	1,288

	$0	$2	$0	$0	$1,616	$1,618

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,076	$0	$2,076
Swap Agreements	0	5	0	0	0	5

	$0	$5	$0	$2,076	$0	$2,081

	$0	$7	$0	$2,076	$1,616	$3,699

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	203	203
Swap Agreements	0	17	0	0	651	668

	$0	$17	$0	$0	$855	$872

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,804	$0	$1,804
Written Options	0	0	0	113	59	172
Swap Agreements	0	421	0	0	0	421

	$0	$421	$0	$1,917	$59	$2,397

	$0	$438	$0	$1,917	$914	$3,269

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$64	$64
Futures	0	0	0	0	(817)	(817)
Swap Agreements	0	1,909	0	0	1,170	3,079

	$0	$1,909	$0	$0	$417	$2,326

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(113)	$0	$(113)
Written Options	0	0	0	0	341	341
Swap Agreements	0	243	0	0	0	243

	$0	$243	$0	$(113)	$341	$471

	$0	$2,152	$0	$(113)	$758	$2,797

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Schedule of Investments	PIMCO Income Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(201)	$(201)
Swap Agreements	0	(936)	0	0	2,822	1,886

	$0	$(936)	$0	$0	$2,621	$1,685

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$386	$0	$386
Written Options	0	0	0	(26)	30	4
Swap Agreements	0	(268)	0	0	0	(268)

	$0	$(268)	$0	$360	$30	$122

	$0	$(1,204)	$0	$360	$2,651	$1,807

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,916	$6,700	$14,616
Corporate Bonds & Notes
Banking & Finance	0	50,460	0	50,460
Industrials	0	26,212	0	26,212
Utilities	0	10,120	0	10,120
Municipal Bonds & Notes
Illinois	0	53	0	53
Puerto Rico	0	24	0	24
U.S. Government Agencies	0	367,613	0	367,613
U.S. Treasury Obligations	0	101,840	0	101,840
Non-Agency Mortgage-Backed Securities	0	118,716	0	118,716
Asset-Backed Securities	2,900	214,498	0	217,398
Sovereign Issues	0	31,916	0	31,916
Common Stocks
Communication Services	223	0	24	247
Financials	0	0	1,062	1,062
Health Care	0	0	1,108	1,108
Industrials	0	0	772	772
Utilities	0	0	28	28
Warrants
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	1,943	0	1,943
Real Estate Investment Trusts
Real Estate	3	0	0	3
Short-Term Instruments
Repurchase Agreements	0	2,371	0	2,371
U.S. Treasury Bills	0	355	0	355

	$3,126	$934,037	$9,695	$946,858

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,570	$0	$0	$2,570

Total Investments	$5,696	$934,037	$9,695	$949,428

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,139)	$0	$(5,139)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23	1,595	0	1,618
Over the counter	0	2,081	0	2,081

	$23	$3,676	$0	$3,699

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(21)	(851)	0	(872)
Over the counter	0	(2,397)	0	(2,397)

	$(21)	$(3,248)	$0	$(3,269)

Total Financial Derivative Instruments	$2	$428	$0	$430

Totals	$5,698	$929,326	$9,695	$944,719

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2024:

Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024(1)
Investments in Securities, at Value
Loan Participations and Assignments	$6,539	$155	$0	$26	$0	$(20)	$0	$0	$6,700	$(20)
Asset-Backed Securities	12	0	(12)	0	0	0	0	0	0	0
Common Stocks
Communication Services	59	0	0	0	0	(35)	0	0	24	(35)
Financials	814	0	0	0	0	248	0	0	1,062	248

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Category and Subcategory	Beginning Balance at 12/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2024	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2024(1)
Health Care	$1,148	$0	$0	$0	$0	$(40)	$0	$0	$1,108	$(40)
Industrials	856	0	0	0	0	(84)	0	0	772	(84)
Utilities	50	0	0	0	0	(22)	0	0	28	(22)
Warrants
Financials	1	0	0	0	0	0	0	0	1	0

Totals	$9,479	$155	$(12)	$26	$0	$47	$0	$0	$9,695	$47

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2024	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$5,010	Comparable Companies	EBITDA Multiple	X	13.5	—
	1,690	Discounted Cash Flow	Discount Rate		9.39	—
Common Stocks
Communication Services	24	Reference Instrument	Stock Price w/Liquidity Discount		10	—
Financials	1,062	Comparable Companies	EBITDA Multiple	X	4.24	—
Health Care	1,108	Comparable Companies	EBITDA Multiple	X	13.5	—
Industrials	770	Comparable Companies / Discounted Cash Flow	Revenue Multiple/EBITDA Multiple/Discount Rate	X/X/%	0.510/6.470/10.000	—
	2	Indicative Market Quotation	Broker Quote	$	2.000-4.500	3.735
Utilities	28	Comparable Companies	EBITDA Multiple	X	3.92	—
Warrants
Financials	1	Option Pricing Model	Volatility		32.5	—

Total	$9,695

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2024 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Income Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	31

Notes to Financial Statements	(Cont.)

in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have

30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid

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to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed

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Notes to Financial Statements	(Cont.)

under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy.

In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use

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broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the

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Notes to Financial Statements	(Cont.)

fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,318	$202,954	$(204,700)	$(2)	$0	$2,570	$250	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

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The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

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Notes to Financial Statements	(Cont.)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Portfolio as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and

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contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the

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Notes to Financial Statements	(Cont.)

security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in

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a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the

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Notes to Financial Statements	(Cont.)

future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the

Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

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To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a

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Notes to Financial Statements	(Cont.)

credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other

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similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Distribution Rate Risk is the risk that the Portfolio’s distribution rate may change unexpectedly as a result of numerous factors, including changes in realized and projected market returns, fluctuations in market interest rates, Portfolio performance and other factors.

Contingent Convertible Securities Risk is the risk of investing in contingent convertible securities, including the risk that interest

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Notes to Financial Statements	(Cont.)

payments will be cancelled by the issuer or a regulatory authority, the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event as a result of holding subordinated debt, the risk of the Portfolio’s investment becoming further subordinated as a result of conversion from debt to equity, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, any of which could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security

46	PIMCO VARIABLE INSURANCE TRUST

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breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	47

Notes to Financial Statements	(Cont.)

to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Class M		Administrative Class	Advisor Class
0.25%	0.40%	0.40%	*	0.40%	0.40%

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2024.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class and Class M shares. The Distribution and Servicing Plan for Class M shares also permits the Portfolio to compensate the Distributor for providing or procuring administrative, recordkeeping, and other investor services at an annual rate of up to 0.20% of the average daily net assets attributable to its Class M shares.

	Distribution Fee	Servicing Fee

Class M*	0.25%	0.20%

Administrative Class	—	0.15%

Advisor Class	0.25%	—

*	This particular share class has been registered with the SEC, but was not operational during the period ended June 30, 2024.

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted

48	PIMCO VARIABLE INSURANCE TRUST

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accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$2,319,549	$2,257,235	$101,209	$23,883

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	598	$5,911	1,803	$17,572

Administrative Class	3,721	36,803	6,762	65,931

Advisor Class	7,693	76,101	8,928	86,886
Issued as reinvestment of distributions

Institutional Class	193	1,908	278	2,708

Administrative Class	765	7,557	1,226	11,929

Advisor Class	868	8,576	1,182	11,511
Cost of shares redeemed

Institutional Class	(257)	(2,538)	(357)	(3,475)

Administrative Class	(1,167)	(11,539)	(5,036)	(49,060)

Advisor Class	(1,246)	(12,340)	(12,816)	(124,036)

Net increase (decrease) resulting from Portfolio share transactions	11,168	$110,439	1,970	$19,966

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 55% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

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As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$21,887	$13,705

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$973,052	$45,670	$(56,773)	$(11,103)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	51

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FBF	Credit Suisse International	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol

BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty

CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar

CHF	Swiss Franc	KRW	South Korean Won	TRY	Turkish New Lira

CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar

EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

IDR	Indonesian Rupiah	NZD	New Zealand Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

CAONREPO	Canadian Overnight Repo Rate Average	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate

CDX.EM	Credit Derivatives Index - Emerging Markets	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate

CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.

ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind

BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

BRL-CDI	Brazil Interbank Deposit Rate

52	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT20FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian

2	PIMCO VARIABLE INSURANCE TRUST

entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	02/16/99	04/10/00	02/16/99	04/30/14	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”),

any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2024 - 06/30/2024+	$9.83	$0.15	$(0.02)	$0.13	$(0.18)	$0.00	$0.00	$(0.18)

12/31/2023	9.51	0.20	0.64	0.84	(0.07)	(0.26)	(0.19)	(0.52)

12/31/2022	10.75	0.16	(1.24)	(1.08)	(0.16)	0.00	0.00	(0.16)

12/31/2021	11.24	0.17	(0.37)	(0.20)	(0.19)	(0.10)	0.00	(0.29)

12/31/2020	11.32	0.17	0.45	0.62	(0.70)	0.00	0.00	(0.70)

12/31/2019	10.84	0.22	0.55	0.77	(0.21)	(0.08)	0.00	(0.29)
Administrative Class

01/01/2024 - 06/30/2024+	9.83	0.15	(0.03)	0.12	(0.17)	0.00	0.00	(0.17)

12/31/2023	9.51	0.19	0.64	0.83	(0.06)	(0.26)	(0.19)	(0.51)

12/31/2022	10.75	0.15	(1.24)	(1.09)	(0.15)	0.00	0.00	(0.15)

12/31/2021	11.24	0.15	(0.37)	(0.22)	(0.17)	(0.10)	0.00	(0.27)

12/31/2020	11.32	0.16	0.44	0.60	(0.68)	0.00	0.00	(0.68)

12/31/2019	10.84	0.21	0.55	0.76	(0.20)	(0.08)	0.00	(0.28)
Advisor Class

01/01/2024 - 06/30/2024+	9.83	0.14	(0.02)	0.12	(0.17)	0.00	0.00	(0.17)

12/31/2023	9.51	0.18	0.64	0.82	(0.05)	(0.26)	(0.19)	(0.50)

12/31/2022	10.75	0.14	(1.24)	(1.10)	(0.14)	0.00	0.00	(0.14)

12/31/2021	11.24	0.14	(0.37)	(0.23)	(0.16)	(0.10)	0.00	(0.26)

12/31/2020	11.32	0.15	0.44	0.59	(0.67)	0.00	0.00	(0.67)

12/31/2019	10.84	0.19	0.56	0.75	(0.19)	(0.08)	0.00	(0.27)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.78	1.32%	$95,027	1.02	%*	1.02	%*	0.75	%*	0.75	%*	3.09	%*	315%

9.83	9.18	127,068	1.13		1.13		0.75		0.75		2.15		647

9.51	(10.02)	120,068	0.86		0.86		0.75		0.75		1.65		413

10.75	(1.81)	120,577	0.76		0.76		0.75		0.75		1.52		345

11.24	5.72	84,623	0.79		0.79		0.75		0.75		1.52		512

11.32	7.17	9,105	0.86		0.86		0.75		0.75		1.98		272

9.78	1.24	87,263	1.17	*	1.17	*	0.90	*	0.90	*	3.00	*	315

9.83	9.02	83,504	1.28		1.28		0.90		0.90		2.01		647

9.51	(10.15)	68,241	1.01		1.01		0.90		0.90		1.50		413

10.75	(1.96)	82,338	0.91		0.91		0.90		0.90		1.36		345

11.24	5.56	78,210	0.94		0.94		0.90		0.90		1.44		512

11.32	7.01	79,540	1.01		1.01		0.90		0.90		1.83		272

9.78	1.19	342,941	1.27	*	1.27	*	1.00	*	1.00	*	2.88	*	315

9.83	8.91	357,706	1.38		1.38		1.00		1.00		1.90		647

9.51	(10.24)	374,446	1.11		1.11		1.00		1.00		1.40		413

10.75	(2.05)	499,139	1.01		1.01		1.00		1.00		1.26		345

11.24	5.45	488,470	1.04		1.04		1.00		1.00		1.34		512

11.32	6.90	477,388	1.11		1.11		1.00		1.00		1.73		272

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$628,081
Investments in Affiliates	34,160
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,441
Over the counter	9,486
Deposits with counterparty	12,649
Foreign currency, at value	3,442
Receivable for investments sold	84,976
Receivable for investments sold on a delayed-delivery basis	42
Receivable for TBA investments sold	314,405
Receivable for Portfolio shares sold	110
Interest and/or dividends receivable	2,429
Dividends receivable from Affiliates	95
Total Assets	1,091,316

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$4,514
Payable for short sales	88,565
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,197
Over the counter	2,917
Payable for investments purchased	76,179
Payable for investments in Affiliates purchased	111
Payable for TBA investments purchased	385,347
Deposits from counterparty	6,656
Payable for Portfolio shares redeemed	209
Accrued investment advisory fees	101
Accrued supervisory and administrative fees	201
Accrued distribution fees	66
Accrued servicing fees	10
Foreign capital gains tax payable	12
Total Liabilities	566,085

Commitments and Contingent Liabilities^

Net Assets	$525,231

Net Assets Consist of:

Paid in capital	$581,571
Distributable earnings (accumulated loss)	(56,340)

Net Assets	$525,231

Net Assets:

Institutional Class	$95,027
Administrative Class	87,263
Advisor Class	342,941

Shares Issued and Outstanding:

Institutional Class	9,718
Administrative Class	8,924
Advisor Class	35,070

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.78
Administrative Class	9.78
Advisor Class	9.78

Cost of investments in securities	$675,851
Cost of investments in Affiliates	$34,157
Cost of foreign currency held	$3,448
Proceeds received on short sales	$89,013
Cost or premiums of financial derivative instruments, net	$6,653

* Includes repurchase agreements of:	$332

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$10,955
Dividends from Investments in Affiliates	469
Total Income	11,424

Expenses:

Investment advisory fees	689
Supervisory and administrative fees	1,378
Distribution and/or servicing fees - Administrative Class	63
Distribution and/or servicing fees - Advisor Class	434
Trustee fees	10
Interest expense	734
Miscellaneous expense	1
Total Expenses	3,309

Net Investment Income (Loss)	8,115

Net Realized Gain (Loss):

Investments in securities	(11,781)
Investments in Affiliates	18
Exchange-traded or centrally cleared financial derivative instruments	10,246
Over the counter financial derivative instruments	10,752
Foreign currency	(609)

Net Realized Gain (Loss)	8,626

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(9,209)
Investments in Affiliates	(13)
Exchange-traded or centrally cleared financial derivative instruments	(12,457)
Over the counter financial derivative instruments	12,263
Foreign currency assets and liabilities	(256)

Net Change in Unrealized Appreciation (Depreciation)	(9,672)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,069

* Foreign tax withholdings	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8,115	$11,164
Net realized gain (loss)	8,626	(5,848)
Net change in unrealized appreciation (depreciation)	(9,672)	42,963

Net Increase (Decrease) in Net Assets Resulting from Operations	7,069	48,279

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(2,151)	(4,030)
Administrative Class	(1,497)	(2,662)
Advisor Class	(5,945)	(11,723)

Tax basis return of capital
Institutional Class	0	(2,453)
Administrative Class	0	(1,569)
Advisor Class	0	(7,312)

Total Distributions(a)	(9,593)	(29,749)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(40,523)	(13,007)

Total Increase (Decrease) in Net Assets	(43,047)	5,523

Net Assets:

Beginning of period	568,278	562,755
End of period	$525,231	$568,278

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.6%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$230	$129
1.000% due 07/09/2029		5	3

Total Argentina (Cost $158)			132

AUSTRALIA 0.0%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Pepper Residential Securities Trust
6.374% due 03/12/2061 •		$1	1

SOVEREIGN ISSUES 0.0%

Australia Government International Bond
1.750% due 06/21/2051	AUD	50	19

Total Australia (Cost $36)			20

BELGIUM 0.1%

CORPORATE BONDS & NOTES 0.1%

KBC Group NV
5.796% due 01/19/2029 •		$800	806

Total Belgium (Cost $800)			806

CANADA 4.0%

CORPORATE BONDS & NOTES 0.1%

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$72	66

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	500	511

			577

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	337	232
2.867% due 02/12/2055 ~		1,000	660

			892

SOVEREIGN ISSUES 3.7%

Canada Government Bond
1.500% due 12/01/2044 (f)		556	390
1.750% due 12/01/2053		910	462
2.750% due 12/01/2033		5,300	3,796

Export Development Canada
7.130% due 03/11/2029	INR	84,800	1,015

Province of British Columbia
4.150% due 06/18/2034	CAD	2,600	1,890

Province of Ontario
3.500% due 01/27/2027	AUD	1,000	645
3.650% due 06/02/2033	CAD	11,800	8,310

Province of Quebec
3.600% due 09/01/2033		3,900	2,729

			19,237

Total Canada (Cost $21,183)			20,706

CAYMAN ISLANDS 5.3%

ASSET-BACKED SECURITIES 5.1%

American Money Management Corp. CLO Ltd.
6.537% due 11/10/2030 •		$537	538

AREIT Trust
6.523% due 11/17/2038 •		596	594

Barings CLO Ltd.
6.656% due 01/20/2032 •		1,419	1,422

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BDS Ltd.
6.796% due 12/16/2036 •		$1,540	$1,535

Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		943	944

Carlyle Global Market Strategies CLO Ltd.
6.534% due 08/14/2030 •		500	501

CarVal CLO Ltd.
6.554% due 07/16/2031 •		600	601

CIFC Funding Ltd.
6.535% due 10/24/2030 •		1,141	1,142

Crestline Denali CLO Ltd.
6.616% due 04/20/2030 •		686	687

Dryden CLO Ltd.
6.569% due 01/17/2032 •		1,687	1,689

Elevation CLO Ltd.
6.535% due 10/25/2030 •		710	711

Gallatin CLO Ltd.
6.680% due 07/15/2031 •		1,988	1,989

GPMT Ltd.
6.810% due 12/15/2036 •		1,575	1,547

Halseypoint CLO Ltd.
7.041% due 11/30/2032 •		1,600	1,601

KREF Ltd.
6.789% due 02/17/2039 •		1,700	1,699

LoanCore Issuer Ltd.
6.883% due 01/17/2037 •		1,694	1,697

Marble Point CLO Ltd.
6.630% due 10/15/2030 •		330	330

MF1 Ltd.
6.689% due 02/19/2037 •		1,744	1,733

MF1 Multifamily Housing Mortgage Loan Trust
6.293% due 07/15/2036 •		150	150

MidOcean Credit CLO
6.616% due 01/29/2030 •		17	17

Mountain View CLO LLC
6.679% due 10/16/2029 •		333	333

Starwood Commercial Mortgage Trust
6.646% due 04/18/2038 •		1,489	1,461

Venture CLO Ltd.
6.470% due 04/15/2027 •		1	1

Vibrant CLO Ltd.
6.626% due 09/15/2030 •		528	528
6.706% due 07/20/2032 •		1,600	1,601

Wind River CLO Ltd.
6.670% due 07/15/2031 •		1,700	1,701

			26,752

CORPORATE BONDS & NOTES 0.1%

Sands China Ltd.
5.400% due 08/08/2028		500	490

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		400	405

Total Cayman Islands (Cost $27,692)			27,647

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bond
4.850% due 01/22/2029		$600	594

Total Chile (Cost $599)			594

CHINA 1.2%

SOVEREIGN ISSUES 1.2%

China Government International Bond
3.190% due 04/15/2053	CNY	300	47
3.530% due 10/18/2051		28,000	4,660

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.720% due 04/12/2051	CNY	9,000	$1,540

Total China (Cost $6,056)			6,247

DENMARK 0.2%

CORPORATE BONDS & NOTES 0.2%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	3,012	317
1.500% due 10/01/2053		1,777	203

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		4,294	491

Realkredit Danmark AS
1.500% due 10/01/2053		2,425	277

Total Denmark (Cost $1,720)			1,288

FRANCE 1.9%

CORPORATE BONDS & NOTES 0.4%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$600	597

BPCE SA
5.716% due 01/18/2030 •		1,400	1,397

Societe Generale SA
3.337% due 01/21/2033 •		500	415

			2,409

SOVEREIGN ISSUES 1.5%

France Government International Bond
0.500% due 05/25/2072	EUR	1,000	375
0.750% due 05/25/2052		4,650	2,492
2.000% due 05/25/2048		3,600	2,856
3.000% due 06/25/2049		2,300	2,209

			7,932

Total France (Cost $15,708)			10,341

GERMANY 1.0%

CORPORATE BONDS & NOTES 0.7%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	2,100	2,129
1.750% due 11/19/2030 •		600	566
3.547% due 09/18/2031 •		$1,000	881

			3,576

SOVEREIGN ISSUES 0.3%

Bundesrepublik Deutschland Bundesanleihe
2.300% due 02/15/2033	EUR	1,600	1,694

Total Germany (Cost $6,025)			5,270

HUNGARY 0.2%

SOVEREIGN ISSUES 0.2%

Hungary Government International Bond
6.250% due 09/22/2032		$900	930

Total Hungary (Cost $897)			930

IRELAND 2.3%

ASSET-BACKED SECURITIES 1.9%

Armada Euro CLO DAC
4.626% due 07/15/2031 •	EUR	617	660

Aurium CLO DAC
4.593% due 04/16/2030 •		495	530

CVC Cordatus Loan Fund DAC
4.556% due 10/15/2031 •		771	825
5.091% due 10/23/2034 •		498	534

CVC Cordatus Opportunity Loan Fund DAC
5.289% due 08/15/2033 •		1,100	1,178

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden Euro CLO DAC
4.566% due 04/15/2033 •	EUR	887	$949

Hayfin Emerald CLO
5.662% due 01/25/2037 •		1,200	1,287

Jubilee CLO DAC
4.516% due 04/15/2030 •		320	343
4.556% due 04/15/2031 •		500	533

Man GLG Euro CLO DAC
4.409% due 12/15/2031 •		879	941

Rockford Tower Europe CLO DAC
5.220% due 04/24/2037 •		1,100	1,179

Sculptor European CLO DAC
4.956% due 10/15/2034 •		1,000	1,071

			10,030

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$600	560
3.000% due 10/29/2028		600	545

			1,105

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

Shamrock Residential DAC
4.448% due 01/24/2061 •	EUR	1,045	1,118

Total Ireland (Cost $12,938)			12,253

ISRAEL 0.3%

SOVEREIGN ISSUES 0.3%

Israel Government International Bond
2.000% due 03/31/2027	ILS	4,400	1,093
4.500% due 01/17/2033		$400	360

Total Israel (Cost $1,732)			1,453

ITALY 0.8%

CORPORATE BONDS & NOTES 0.5%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	900	907
2.625% due 04/28/2025		500	527

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$700	772

Nexi SpA
2.125% due 04/30/2029	EUR	300	291

			2,497

SOVEREIGN ISSUES 0.3%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$900	897

Italy Government International Bond
6.000% due 08/04/2028	GBP	400	518

			1,415

Total Italy (Cost $4,216)			3,912

JAPAN 6.4%

CORPORATE BONDS & NOTES 0.5%

Mitsubishi UFJ Financial Group, Inc.
5.258% due 04/17/2030 •		$2,000	1,996

Nomura Holdings, Inc.
2.329% due 01/22/2027		500	462

			2,458

SOVEREIGN ISSUES 5.9%

Development Bank of Japan, Inc.
1.750% due 08/28/2024		1,400	1,392

Japan Government International Bond
0.100% due 01/01/2026	JPY	270,000	1,674

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.100% due 03/10/2028 (f)	JPY	693,992	$4,514
0.300% due 06/20/2046		620,000	2,735
0.500% due 09/20/2046		202,000	931
0.500% due 03/20/2049		540,000	2,361
0.700% due 12/20/2048		612,000	2,835
1.200% due 09/20/2035		920,000	5,724
1.500% due 09/20/2043		500,000	2,955
1.800% due 03/20/2054		653,000	3,747

Tokyo Metropolitan Government
0.750% due 07/16/2025		$2,100	2,003

			30,871

Total Japan (Cost $48,989)			33,329

JERSEY, CHANNEL ISLANDS 0.2%

ASSET-BACKED SECURITIES 0.2%

Saranac CLO Ltd.
6.748% due 08/13/2031 •		$1,257	1,261

Total Jersey, Channel Islands (Cost $1,257)			1,261

MALAYSIA 1.3%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$400	268
4.550% due 04/21/2050		200	174
4.800% due 04/21/2060		200	177

			619

SOVEREIGN ISSUES 1.2%

Malaysia Government International Bond
3.519% due 04/20/2028	MYR	30,997	6,555

Total Malaysia (Cost $7,422)			7,174

MULTINATIONAL 0.2%

CORPORATE BONDS & NOTES 0.2%

Delta Air Lines, Inc.
4.750% due 10/20/2028		$800	779

Preferred Term Securities Ltd.
6.001% (US0003M + 0.400%) due 06/23/2035 ~		468	436

Total Multinational (Cost $1,216)			1,215

NETHERLANDS 0.3%

CORPORATE BONDS & NOTES 0.3%

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		$1,700	1,701

Total Netherlands (Cost $1,700)			1,701

NEW ZEALAND 0.0%

SOVEREIGN ISSUES 0.0%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	400	200

Total New Zealand (Cost $277)			200

PERU 0.2%

CORPORATE BONDS & NOTES 0.1%

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	2,200	569

SOVEREIGN ISSUES 0.1%

Peru Government International Bond
2.780% due 12/01/2060		$700	394

Total Peru (Cost $1,342)			963

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
POLAND 0.6%

SOVEREIGN ISSUES 0.6%

Poland Government International Bond
4.250% due 02/14/2043	EUR	300	$328
4.625% due 03/18/2029		$1,100	1,087
4.875% due 10/04/2033		400	391
5.125% due 09/18/2034		900	886
5.500% due 04/04/2053		300	295

Total Poland (Cost $3,004)			2,987

QATAR 0.0%

CORPORATE BONDS & NOTES 0.0%

QatarEnergy
2.250% due 07/12/2031		$300	251

Total Qatar (Cost $298)			251

REPUBLIC OF KOREA 0.3%

SOVEREIGN ISSUES 0.3%

Korea Government International Bond
3.250% due 03/10/2053	KRW	2,211,800	1,620

Total Republic of Korea (Cost $1,577)			1,620

ROMANIA 1.1%

SOVEREIGN ISSUES 1.1%

Romania Government International Bond
1.375% due 12/02/2029	EUR	540	479
1.750% due 07/13/2030		700	613
2.000% due 01/28/2032		100	84
2.000% due 04/14/2033		500	402
2.124% due 07/16/2031		100	86
2.125% due 03/07/2028		400	396
2.625% due 12/02/2040		400	279
2.875% due 04/13/2042		800	558
3.750% due 02/07/2034		600	552
5.000% due 09/27/2026		700	766
5.250% due 05/30/2032		500	522
5.625% due 05/30/2037		500	517
6.625% due 09/27/2029		300	344

Total Romania (Cost $6,968)			5,598

SAUDI ARABIA 1.6%

SOVEREIGN ISSUES 1.6%

Saudi Government International Bond
3.250% due 10/22/2030		$200	180
4.750% due 01/18/2028		1,600	1,582
4.750% due 01/16/2030		4,800	4,722
4.875% due 07/18/2033		1,800	1,759

Total Saudi Arabia (Cost $8,333)			8,243

SERBIA 0.2%

SOVEREIGN ISSUES 0.2%

Serbia Government International Bond
2.050% due 09/23/2036	EUR	500	380
6.000% due 06/12/2034		$700	690

Total Serbia (Cost $1,257)			1,070

SINGAPORE 0.8%

SOVEREIGN ISSUES 0.8%

Singapore Government International Bond
2.250% due 08/01/2036	SGD	1,610	1,073
3.250% due 06/01/2054		3,981	3,042

Total Singapore (Cost $4,064)			4,115

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 3.4%

SOVEREIGN ISSUES 3.4%

Korea Government International Bond
1.375% due 12/10/2029	KRW	1,239,830	$817
1.500% due 12/10/2030		228,750	149
2.000% due 06/10/2031		1,378,630	923
2.125% due 06/10/2027		1,225,000	863
2.375% due 12/10/2027		1,350,000	954
2.375% due 12/10/2028		7,726,430	5,416
2.625% due 06/10/2028		4,245,650	3,017
3.250% due 03/10/2028		1,474,570	1,073
3.250% due 09/10/2042		580,770	423
4.250% due 12/10/2032		4,254,320	3,309
5.500% due 03/10/2028		1,350,000	1,057

Total South Korea (Cost $20,641)			18,001

SPAIN 1.4%

CORPORATE BONDS & NOTES 0.3%

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		$600	599

Banco Santander SA
1.849% due 03/25/2026		200	187

CaixaBank SA
6.684% due 09/13/2027 •		800	816

			1,602

SOVEREIGN ISSUES 1.1%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	200	214

Spain Government International Bond
0.850% due 07/30/2037		200	153
1.450% due 10/31/2071		1,600	815
2.800% due 05/31/2026		1,300	1,383
3.450% due 07/30/2066		2,400	2,280
3.900% due 07/30/2039		1,100	1,203

			6,048

Total Spain (Cost $10,768)			7,650

SWITZERLAND 1.2%

CORPORATE BONDS & NOTES 1.2%

UBS Group AG
2.193% due 06/05/2026 •		$1,200	1,160
3.091% due 05/14/2032 •		500	427
3.869% due 01/12/2029 •		800	755
4.194% due 04/01/2031 •		1,200	1,121
5.617% due 09/13/2030 •		700	703
6.373% due 07/15/2026 •		600	603
6.537% due 08/12/2033 •		1,500	1,575

Total Switzerland (Cost $6,472)			6,344

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.1%

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		$400	412

SOVEREIGN ISSUES 0.3%

Emirate of Abu Dhabi Government International Bond
5.500% due 04/30/2054		1,700	1,729

Total United Arab Emirates (Cost $2,067)			2,141

UNITED KINGDOM 6.8%

CORPORATE BONDS & NOTES 3.3%

Annington Funding PLC
1.650% due 07/12/2024	EUR	800	856

Barclays PLC
4.918% due 08/08/2030 •		1,400	1,561

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.690% due 03/12/2030 •		$200	$201
6.496% due 09/13/2027 •		2,000	2,034

HSBC Holdings PLC
4.041% due 03/13/2028 •		1,000	964
4.583% due 06/19/2029 •		800	773
5.719% due 03/04/2035 •		2,000	2,012

Nationwide Building Society
2.972% due 02/16/2028 •		1,200	1,125

NatWest Group PLC
5.778% due 03/01/2035 •		2,000	2,007

NatWest Markets PLC
0.125% due 11/12/2025	EUR	800	817

Santander U.K. PLC
5.783% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	500	635

Standard Chartered PLC
2.608% due 01/12/2028 •		$1,400	1,297
6.187% due 07/06/2027 •		1,400	1,414
6.296% due 07/06/2034 •		1,400	1,444

			17,140

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%

Eurohome U.K. Mortgages PLC
5.502% due 06/15/2044 •	GBP	83	104

Eurosail PLC
6.303% due 06/13/2045 •		145	183

Mansard Mortgages PLC
6.002% due 12/15/2049 •		49	62

Newgate Funding PLC
5.512% due 12/01/2050 •		154	190
6.352% due 12/15/2050 •		133	164

Ripon Mortgages PLC
5.934% due 08/28/2056 •		3,303	4,176

RMAC Securities PLC
5.503% due 06/12/2044 •		247	303

Stratton Mortgage Funding PLC
0.000% due 06/20/2060 •		3,477	4,408

Towd Point Mortgage Funding
6.583% due 07/20/2045 •		1,081	1,367

			10,957

SOVEREIGN ISSUES 1.4%

United Kingdom Gilt
0.625% due 10/22/2050		1,300	657
1.250% due 07/31/2051		2,100	1,284
1.500% due 07/31/2053		1,100	701
1.750% due 01/22/2049		1,300	954
3.250% due 01/22/2044		900	939
4.250% due 12/07/2040		1,200	1,470
4.375% due 07/31/2054		1,000	1,206

			7,211

Total United Kingdom (Cost $40,802)			35,308

UNITED STATES 67.1%

ASSET-BACKED SECURITIES 3.5%

ACE Securities Corp. Home Equity Loan Trust
5.740% due 07/25/2036 •		$920	673

AMRESCO Residential Securities Corp. Mortgage Loan Trust
6.400% due 06/25/2029 •		1	1

Argent Securities Trust
5.940% due 05/25/2035 •		943	836

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.220% due 02/25/2036 •		1,212	932

Citigroup Mortgage Loan Trust
5.780% due 12/25/2036 •		364	196
5.850% due 06/25/2037 •		1,142	1,124
5.980% due 03/25/2036 •		301	269
6.450% due 07/25/2035 •		1,200	1,125

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
4.146% due 04/25/2035 •		$254	$248
4.413% due 08/25/2035 «~		91	79
5.600% due 06/25/2037 •		270	250
5.600% due 07/25/2037 •		186	168
5.600% due 06/25/2047 •		856	778
5.720% due 12/25/2036 •		240	216
5.740% due 06/25/2035 •		208	184
5.740% due 03/25/2037 •		1,002	947

First Franklin Mortgage Loan Trust
5.575% due 07/25/2036 •		474	450

GSAMP Trust
6.105% due 11/25/2035 •		932	821
6.180% due 11/25/2035 •		1,000	811

Home Equity Mortgage Loan Asset-Backed Trust
5.700% due 04/25/2037 •		398	266

HSI Asset Securitization Corp. Trust
5.720% due 04/25/2037 •		583	302

Long Beach Mortgage Loan Trust
6.020% due 10/25/2034 •		12	12

Merrill Lynch Mortgage Investors Trust
5.760% due 08/25/2037 •		987	506

Morgan Stanley ABS Capital, Inc. Trust
5.590% due 10/25/2036 •		89	78

Morgan Stanley Home Equity Loan Trust
5.560% due 12/25/2036 •		741	354
5.690% due 04/25/2037 •		588	302

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ		131	27

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.895% due 03/25/2036 •		199	198

NovaStar Mortgage Funding Trust
5.720% due 03/25/2037 •		482	301

Option One Mortgage Loan Trust
5.600% due 01/25/2037 •		290	184

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		635	198
5.675% due 06/25/2037 þ		1,053	260
5.731% due 11/25/2036 þ		967	324
8.010% due 12/25/2032 «•		88	69

Residential Asset Mortgage Products Trust
5.900% due 12/25/2035 •		194	172
5.920% due 12/25/2035 •		649	517

Residential Asset Securities Corp. Trust
5.710% due 11/25/2036 •		1,508	1,308

Saxon Asset Securities Trust
7.210% due 12/25/2037 •		275	232

SMB Private Education Loan Trust
6.783% due 02/16/2055 •		894	900

Soundview Home Loan Trust
5.610% due 06/25/2037 •		55	36
5.960% due 11/25/2036 •		1,002	947

Structured Asset Investment Loan Trust
5.590% due 07/25/2036 •		310	221
6.080% due 01/25/2036 •		643	586

Terwin Mortgage Trust
6.400% due 11/25/2033 •		14	12

			18,420

CORPORATE BONDS & NOTES 5.7%

American Airlines Pass-Through Trust
3.000% due 04/15/2030		194	179

Bank of America Corp.
1.898% due 07/23/2031 •		1,300	1,071
5.202% due 04/25/2029 •		1,300	1,298

Bayer U.S. Finance LLC
4.250% due 12/15/2025		300	294

Blackstone Holdings Finance Co. LLC
3.500% due 06/01/2034	EUR	600	634

Boeing Co.
6.259% due 05/01/2027		$600	604

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bristol-Myers Squibb Co.
5.200% due 02/22/2034		$600	$599

Charter Communications Operating LLC
3.950% due 06/30/2062		900	534
Credit Suisse AG AT1 Claim		300	36

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		200	159

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		400	387

GA Global Funding Trust
2.250% due 01/06/2027		400	370

Glencore Funding LLC
5.371% due 04/04/2029		1,300	1,294

Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	754
5.727% due 04/25/2030 •		$2,000	2,036
6.484% due 10/24/2029 •		1,400	1,462

JPMorgan Chase & Co.
5.012% due 01/23/2030 •		1,700	1,687

Morgan Stanley
2.630% due 02/18/2026 •		1,000	980
4.361% due 03/19/2027 ~	EUR	1,300	1,396
5.656% due 04/18/2030 •		$1,200	1,221
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~		2,000	2,008
6.407% due 11/01/2029 •		500	522

Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		500	434

Organon & Co.
2.875% due 04/30/2028	EUR	200	202

Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	90
4.000% due 12/01/2046		100	72
4.200% due 03/01/2029		600	568
4.550% due 07/01/2030		200	190

PacifiCorp
5.300% due 02/15/2031		600	598

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		1,400	1,383

Philip Morris International, Inc.
4.750% due 02/12/2027		1,200	1,191

Principal Life Global Funding
1.375% due 01/10/2025		400	392

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •		600	603

Wells Fargo & Co.
3.908% due 04/25/2026 •		300	296
4.808% due 07/25/2028 •		1,600	1,578
5.198% due 01/23/2030 •		1,200	1,195
6.303% due 10/23/2029 •		900	934

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		800	529

			29,780

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Avolon TLB Borrower 1 U.S. LLC
7.339% due 06/22/2028		1,164	1,167

Charter Communications Operating LLC
7.052% due 02/01/2027		553	553

			1,720

MUNICIPAL BONDS & NOTES 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.158% due 06/01/2026		600	564

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		291	291

			855

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%

Banc of America Mortgage Trust
4.875% due 02/25/2036 ~	$16	$14

Bear Stearns ALT-A Trust
4.150% due 03/25/2036 ~	52	41
4.500% due 08/25/2036 ~	24	11
4.607% due 11/25/2035 ~	10	7
4.984% due 09/25/2035 ~	12	7
5.780% due 02/25/2034 •	14	13

Bear Stearns Structured Products, Inc. Trust
4.200% due 12/26/2046 ~	11	8

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	1,143	1,016

Chase Mortgage Finance Trust
5.312% due 07/25/2037 ~	20	15

Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	1,659	1,380
5.810% due 10/25/2035 •	956	464
7.560% due 09/25/2035 •	1	1

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.743% due 09/25/2035 ~	81	70

Countrywide Alternative Loan Trust
5.250% due 06/25/2035	3	2
5.873% due 03/20/2046 •	29	24
6.020% due 02/25/2037 •	23	18
6.153% due 12/25/2035 •	21	17
6.653% due 11/25/2035 •	5	4

Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 ~	2	2
5.500% due 01/25/2035	167	160
5.920% due 05/25/2035 •	11	9
6.100% due 03/25/2035 •	18	15
6.120% due 02/25/2035 •	3	2

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036	610	422
5.863% due 02/25/2037 ~	145	31

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.210% due 10/25/2047 •	457	345

Extended Stay America Trust
6.523% due 07/15/2038 •	1,452	1,448

GS Mortgage-Backed Securities Corp. Trust
2.500% due 09/25/2052 ~	2,779	2,205

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	323	257
2.500% due 04/25/2052 ~	402	320

GSR Mortgage Loan Trust
4.619% due 01/25/2036 ~	12	11
5.790% due 12/25/2034 «•	6	5
6.304% due 04/25/2035 «~	29	27

IndyMac INDX Mortgage Loan Trust
5.880% due 05/25/2046 •	215	186
5.940% due 07/25/2035 •	8	7

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	4,071	3,379
3.000% due 03/25/2052 ~	2,640	2,191
3.000% due 05/25/2052 ~	3,555	2,952
4.150% due 07/27/2037 ~	30	27
5.360% due 02/25/2036 ~	10	7

Manhattan West Mortgage Trust
2.130% due 09/10/2039	1,400	1,246

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.883% due 12/15/2030 •	1	1

MFA Trust
1.381% due 04/25/2065 ~	371	344
1.947% due 04/25/2065 ~	135	125

Morgan Stanley Capital Trust
6.613% due 12/15/2038 •	1,700	1,611

Morgan Stanley Mortgage Loan Trust
6.965% due 06/25/2036 ~	9	9

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	649	610

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 11/25/2059 ~	$571	$534
6.864% due 10/25/2063 þ	613	621

OBX Trust
3.000% due 01/25/2052 ~	1,685	1,399
7.159% due 10/25/2063 þ	1,138	1,160

One New York Plaza Trust
6.393% due 01/15/2036 •	1,600	1,558

Residential Accredit Loans, Inc. Trust
5.610% due 02/25/2047 •	20	7
5.619% due 06/25/2046 •	231	53
5.649% due 04/25/2046 •	369	96
6.000% due 06/25/2036	334	251
6.020% due 10/25/2037 ~	141	115

Structured Asset Mortgage Investments Trust
5.880% due 05/25/2036 •	4	3
5.900% due 05/25/2036 •	36	28
5.900% due 09/25/2047 •	46	39
5.920% due 05/25/2045 •	6	6
6.153% due 03/19/2034 «•	1	1
6.653% due 08/25/2047 •	17	14

Structured Asset Securities Corp.
5.740% due 01/25/2036 •	166	135

Structured Asset Securities Corp. Mortgage Loan Trust
5.750% due 10/25/2036 •	320	257

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 þ	189	5

Thornburg Mortgage Securities Trust
7.017% due 06/25/2047 •	11	10

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	667	593
2.710% due 01/25/2060 ~	534	500
2.900% due 10/25/2059 ~	1,951	1,826
6.460% due 05/25/2058 •	239	244

UWM Mortgage Trust
3.000% due 01/25/2052 ~	512	425

Wachovia Mortgage Loan Trust LLC
6.321% due 10/20/2035 «~	18	16

WaMu Mortgage Pass-Through Certificates Trust
4.355% due 12/25/2036 «~	72	60
4.448% due 02/27/2034 •	1	1
4.694% due 04/25/2035 ~	9	8
5.158% due 03/25/2035 «~	11	10
5.618% due 03/25/2033 ~	2	2
6.080% due 01/25/2045 •	21	21
6.133% due 06/25/2046 •	15	13
6.153% due 02/25/2046 •	33	29

Washington Mutual Mortgage Pass-Through Certificates Trust
6.093% due 07/25/2046 •	15	9

		31,115

U.S. GOVERNMENT AGENCIES 41.6%

Fannie Mae
3.000% due 03/01/2060	481	407
3.500% due 01/01/2059	868	763
5.608% due 12/01/2034 •	1	1
5.800% due 09/25/2042 •	6	6
5.850% due 06/25/2036 •	7	7
6.000% due 07/25/2044	4	4
6.081% due 05/25/2035 ~	2	2
6.314% due 10/01/2044 •	4	4
6.413% due 11/01/2034 •	6	6

Freddie Mac
0.553% due 01/15/2038 ~(a)	101	6
5.793% due 01/15/2038 •	101	101
5.948% due 12/15/2032 •	1	1
6.048% due 12/15/2037 •	2	2
6.353% due 10/25/2044 •	14	12
6.528% due 04/01/2035 •	8	8

Ginnie Mae
3.000% due 07/20/2046 - 06/20/2052	7,196	6,273
6.237% due 05/20/2066 - 06/20/2066 •	1,621	1,621
6.287% due 11/20/2066 •	316	316

Ginnie Mae, TBA
2.500% due 08/01/2054	2,500	2,104

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 07/01/2054 - 08/01/2054	$7,800	$6,799

Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	2,363	1,934
3.000% due 10/01/2049 - 05/01/2051	1,000	853
3.500% due 11/01/2030 - 07/01/2050	1,328	1,223
4.000% due 06/01/2050	389	359
4.500% due 08/01/2033 - 09/01/2053	409	391
5.500% due 06/01/2053 - 09/01/2053	12,791	12,635
6.500% due 11/01/2053 - 04/01/2054	31,914	32,508

Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2054 - 08/01/2054	250	229
4.500% due 07/01/2054 - 08/01/2054	36,600	34,509
5.000% due 08/01/2054 - 09/01/2054	41,700	40,303
6.000% due 08/01/2054	19,000	19,047
6.500% due 07/01/2054 - 08/01/2054	55,100	56,061

		218,495

U.S. TREASURY OBLIGATIONS 9.9%

U.S. Treasury Bonds
4.250% due 02/15/2054	1,300	1,238
4.750% due 11/15/2043 (h)	3,700	3,750
4.750% due 11/15/2053	2,400	2,482

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (j)	4,551	4,428
0.125% due 07/15/2031	2,456	2,158
0.125% due 01/15/2032	1,018	882
0.250% due 01/15/2025	6,221	6,093
0.500% due 01/15/2028	7,626	7,187
0.625% due 07/15/2032	324	291
1.125% due 01/15/2033	4,210	3,897
2.375% due 01/15/2025	166	165
3.875% due 04/15/2029	954	1,030

U.S. Treasury Notes
2.875% due 04/30/2025 (j)	7,700	7,556
3.500% due 02/15/2033 (h)	700	656

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 02/29/2028		$700	$690
4.000% due 02/15/2034		3,600	3,495
4.375% due 05/15/2034		600	600
4.500% due 11/15/2033		5,200	5,249

			51,847

Total United States (Cost $361,873)			352,232

SHORT-TERM INSTRUMENTS 8.7%

COMMERCIAL PAPER 1.0%

Constellation Brands, Inc.
5.700% due 07/08/2024		$1,200	1,198

Crown Castle, Inc.
5.840% due 07/30/2024		900	895

Discovery Communications LLC
6.000% due 07/15/2024 (b)		900	898

NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024		1,400	1,398

Southern California Edison Co.
5.600% due 07/08/2024		800	799

			5,188

REPURCHASE AGREEMENTS (g) 0.1%
			332

JAPAN TREASURY BILLS 7.5%
0.027% due 08/13/2024 - 06/20/2025 (c)(d)	JPY	6,320,000	39,276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
5.357% due 07/30/2024 (d)(e)	$284	$283

Total Short-Term Instruments (Cost $45,764)		45,079

Total Investments in Securities (Cost $675,851)		628,081

	SHARES
INVESTMENTS IN AFFILIATES 6.5%

SHORT-TERM INSTRUMENTS 6.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%

PIMCO Short-Term Floating NAV Portfolio III	3,511,200	34,160

Total Short-Term Instruments (Cost $34,157)		34,160

Total Investments in Affiliates (Cost $34,157)		34,160

Total Investments 126.1% (Cost $710,008)		$662,241

Financial Derivative Instruments (i)(k) 1.3% (Cost or Premiums, net $6,653)		6,813

Other Assets and Liabilities, net (27.4)%		(143,823)

Net Assets 100.0%		$525,231

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$332	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(339)	$332	$332

Total Repurchase Agreements						$(339)	$332	$332

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	5.420%	05/08/2024	07/10/2024	$(658)	$(663)
	5.420	05/09/2024	07/10/2024	(3,820)	(3,851)

Total Reverse Repurchase Agreements					$(4,514)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (16.9)%
U.S. Government Agencies (16.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2039	10,800	$(9,597)	$(9,502)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2054	50,950	(40,121)	(39,894)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2054	5,400	(4,469)	(4,415)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2054	16,200	(13,901)	(13,795)
Uniform Mortgage-Backed Security, TBA	3.500	07/15/2054	3,400	(3,004)	(3,010)
Uniform Mortgage-Backed Security, TBA	5.500	08/01/2054	18,200	(17,921)	(17,949)

Total Short Sales (16.9)%				$(89,013)	$(88,565)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
DEU	$0	$(4,514)	$0	$0	$(4,514)	$4,406	$(108)
FICC	332	0	0	0	332	(339)	(7)

Total Borrowings and Other Financing Transactions	$332	$(4,514)	$0	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(4,514)	$0	$0	$(4,514)

Total Borrowings	$0	$(4,514)	$0	$0	$(4,514)

Payable for reverse repurchase agreements					$(4,514)

(h)	Securities with an aggregate market value of $4,406 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(6,178) at a weighted average interest rate of 5.271%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	78	$18,496	$(89)	$1	$0
3-Month SOFR Active Contract September Futures	12/2025	185	44,345	(165)	2	0
Australia Government 3-Year Bond September Futures	09/2024	242	17,025	(55)	42	(33)
Canada Government 10-Year Bond September Futures	09/2024	75	6,583	48	0	(17)
Euro-BTP Future September Futures	09/2024	173	21,360	(215)	0	(120)
Euro-Bund September Futures	09/2024	114	16,069	166	3	(51)
Euro-Buxl 30-Year Bond September Futures	09/2024	15	2,092	49	3	(21)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	32	4,219	(26)	0	(23)
Euro-Schatz September Futures	09/2024	203	22,979	100	2	(8)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	7	877	10	0	(12)

				$(177)	$53	$(285)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2025	370	$(88,277)	$411	$0	$(4)
Australia Government 10-Year Bond September Futures	09/2024	100	(7,576)	0	58	(58)
Euro-BOBL Future September Futures	09/2024	116	(14,465)	(125)	19	(5)
Japan Government 10-Year Bond September Futures	09/2024	24	(21,310)	92	83	(27)
U.S. Treasury 2-Year Note September Futures	09/2024	52	(10,619)	(32)	1	0
U.S. Treasury 5-Year Note September Futures	09/2024	621	(66,185)	(507)	68	0
U.S. Treasury 10-Year Note September Futures	09/2024	25	(2,750)	(6)	7	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	94	(10,672)	(55)	45	0
U.S. Treasury Long-Term Bond September Futures	09/2024	111	(13,133)	(95)	111	0
United Kingdom Long Gilt September Futures	09/2024	125	(15,417)	(51)	68	(5)

				$(368)	$460	$(99)

Total Futures Contracts				$(545)	$513	$(384)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.266%	$200	$7	$(2)	$5	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033		$4,600	$45	$(89)	$(44)	$2	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033		11,700	108	(194)	(86)	4	0
CDX.IG-42 10-Year Index	(1.000)	Quarterly	06/20/2034		17,500	(116)	32	(84)	7	0
iTraxx Europe Main 41 5- Year Index	(1.000)	Quarterly	06/20/2029	EUR	15,900	(353)	45	(308)	0	(10)

						$(316)	$(206)	$(522)	$13	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$800	$12	$5	$17	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	9,000	197	(4)	193	0	(1)
CDX.IG-42 5-Year Index	1.000	Quarterly	06/20/2029	54,600	1,157	(24)	1,133	0	(4)

					$1,366	$(23)	$1,343	$0	$(5)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	15,600	$(36)	$(302)	$(338)	$0	$(6)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		28,500	561	(420)	141	0	(38)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		32,300	285	(607)	(322)	0	(136)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		3,400	57	205	262	16	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		2,300	(5)	(81)	(86)	0	(24)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	453,580	(29)	(4)	(33)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	JPY	83,600	2	(1)	1	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Semi-Annual	06/19/2029		331,470	63	(117)	(54)	0	(3)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		1,250,000	(23)	(23)	(46)	0	(14)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,790,000	(215)	(420)	(635)	0	(25)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(109)	(48)	(157)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		168,760	(32)	(22)	(54)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		140,000	(5)	0	(5)	0	(3)
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,290,000	(14)	(44)	(58)	0	(29)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		240,000	(311)	(99)	(410)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		360,000	(179)	(273)	(452)	0	(12)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		40,000	11	2	13	2	0
Receive(6)	1-Day SGD- SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	34,240	64	177	241	37	0
Receive	1-Day THB-THOR Compounded-OIS	2.418	Quarterly	04/17/2029	THB	127,900	0	1	1	0	(2)
Receive(6)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		401,750	(32)	134	102	0	(7)
Receive(6)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		491,740	25	(57)	(32)	0	(9)
Receive(6)	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		51,850	(1)	2	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		5,950	(1)	48	47	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		7,050	(1)	59	58	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		600	(4)	(11)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.920	Annual	10/17/2024		1,600	(10)	(31)	(41)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.018	Annual	10/24/2024		800	(5)	(15)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.140	Annual	10/25/2024		700	(5)	(11)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.190	Annual	10/25/2024		700	(5)	(11)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		700	(5)	(11)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.973	Annual	10/27/2024		800	(5)	(15)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		800	(5)	(16)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.088	Annual	11/07/2024		700	(5)	(12)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.020	Annual	11/08/2024		700	(5)	(12)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		300	(2)	(6)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.845	Annual	11/15/2024		1,100	(7)	(22)	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	11/21/2024		1,100	(4)	(15)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		1,300	(5)	(18)	(23)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		1,600	(5)	(23)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		1,100	(3)	(15)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025		22,600	(73)	(617)	(690)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		29,000	(75)	391	316	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		700	(5)	(13)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		2,000	(16)	(34)	(50)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		700	(5)	(12)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		1,100	(8)	(19)	(27)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		1,100	(8)	(18)	(26)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		44,600	114	765	879	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		3,700	(1)	72	71	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		6,900	29	60	89	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		44,100	108	25	133	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		7,400	(4)	49	45	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		27,500	117	152	269	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		109,440	295	1,259	1,554	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		20,900	166	75	241	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		18,600	0	904	904	8	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		14,400	(105)	(21)	(126)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		2,900	111	160	271	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		430	(5)	(10)	(15)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,400	50	(14)	36	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		6,000	5	(83)	(78)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		1,400	(5)	(34)	(39)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		70	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,200	(6)	24	18	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		2,900	0	34	34	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		16,148	(388)	(360)	(748)	0	(93)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034		600	(2)	(17)	(19)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034		500	(2)	(11)	(13)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034		400	(2)	(6)	(8)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		600	(3)	(5)	(8)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		200	(1)	3	2	0	(1)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	06/20/2034	THB	42,190	$733	$(104)	$629	$158	$0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,700	11	16	27	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		3,500	4	100	104	54	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,180	803	300	1,103	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		14,260	1,965	(534)	1,431	241	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		2,300	(266)	175	(91)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	100	(47)	53	21	0
Receive	3-Month AUD-BBR- BBSW	4.500	Semi-Annual	06/19/2034	AUD	7,300	6	(18)	(12)	0	(8)
Pay	3-Month CHF- SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	(134)	(147)	5	0
Pay	3-Month CHF- SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	(45)	(45)	2	0
Pay(6)	3-Month CNY- CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	464,099	418	519	937	0	(14)
Pay	3-Month EUR- EURIBOR	2.780	Annual	05/02/2029	EUR	3,300	(5)	(17)	(22)	0	(2)
Pay	3-Month EUR- EURIBOR	2.827	Annual	05/06/2029		500	(1)	(1)	(2)	0	0
Receive(6)	3-Month EUR- EURIBOR	2.801	Annual	05/25/2033		1,800	0	(3)	(3)	3	0
Receive(6)	3-Month EUR- EURIBOR	2.841	Annual	05/25/2033		6,900	0	(34)	(34)	11	0
Receive(6)	3-Month EUR- EURIBOR	2.833	Annual	08/15/2033		2,600	0	(10)	(10)	5	0
Receive(6)	3-Month EUR- EURIBOR	2.849	Annual	08/15/2033		3,700	0	(20)	(20)	7	0
Receive(6)	3-Month EUR- EURIBOR	2.857	Annual	08/15/2033		9,800	0	(58)	(58)	18	0
Receive(6)	3-Month KRW- KORIBOR	3.250	Quarterly	09/18/2029	KRW	6,939,530	(24)	(6)	(30)	0	(8)
Pay	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025	NZD	14,800	(5)	106	101	0	(2)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		3,700	31	(3)	28	0	(8)
Pay	3-Month SEK- STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	(144)	(93)	0	0
Receive	6-Month AUD-BBR- BBSW	4.500	Semi-Annual	09/20/2028	AUD	4,000	(28)	9	(19)	0	(6)
Receive	6-Month AUD-BBR- BBSW	1.250	Semi-Annual	06/17/2030		3,900	(84)	508	424	0	(4)
Pay(6)	6-Month AUD-BBR- BBSW	4.250	Semi-Annual	09/15/2032		1,600	(2)	(6)	(8)	0	0
Pay(6)	6-Month AUD-BBR- BBSW	4.500	Semi-Annual	09/15/2032		32,700	(34)	79	45	5	0
Pay	6-Month AUD-BBR- BBSW	4.250	Semi-Annual	03/15/2033		16,700	258	(410)	(152)	16	0
Pay	6-Month AUD-BBR- BBSW	4.000	Semi-Annual	06/21/2033		19,000	(380)	(36)	(416)	20	0
Pay(6)	6-Month AUD-BBR- BBSW	4.750	Semi-Annual	12/20/2033		14,500	(167)	220	53	0	(6)
Pay	6-Month CZK- PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(60)	(60)	0	0
Pay	6-Month EUR- EURIBOR	0.550	Annual	08/10/2024	EUR	600	(2)	(7)	(9)	0	0
Pay(6)	6-Month EUR- EURIBOR	3.000	Annual	09/18/2026		42,600	252	(313)	(61)	4	(1)
Pay(6)	6-Month EUR- EURIBOR	3.000	Annual	03/19/2027		19,920	162	(99)	63	0	0
Pay	6-Month EUR- EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(69)	(74)	0	0
Pay	6-Month EUR- EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(126)	(136)	0	(1)
Pay	6-Month EUR- EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(80)	(89)	0	(1)
Pay	6-Month EUR- EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(126)	(134)	0	(1)
Pay	6-Month EUR- EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(59)	(63)	0	0
Pay(6)	6-Month EUR- EURIBOR	2.750	Annual	09/18/2029		93,000	1,146	(1,414)	(268)	0	(65)
Receive(6)	6-Month EUR- EURIBOR	3.000	Annual	03/15/2033		8,790	(115)	(2)	(117)	14	0
Pay	6-Month EUR- EURIBOR	2.760	Annual	03/04/2034		1,800	(6)	(12)	(18)	0	(4)
Pay(6)	6-Month EUR- EURIBOR	2.750	Annual	09/18/2034		66,100	1,367	(1,641)	(274)	2	(133)
Pay	6-Month EUR- EURIBOR	2.250	Annual	09/21/2037		7,600	117	(595)	(478)	0	(19)
Pay	6-Month EUR- EURIBOR	2.250	Annual	09/21/2042		2,650	205	(408)	(203)	0	(8)
Receive(6)	6-Month EUR- EURIBOR	0.054	Annual	05/27/2050		300	0	142	142	0	0
Receive	6-Month EUR- EURIBOR	0.064	Annual	11/17/2052		600	0	318	318	1	0
Receive(6)	6-Month EUR- EURIBOR	2.500	Annual	09/18/2054		14,700	(737)	750	13	38	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	29,200	5	(103)	(98)	0	0
Pay(6)	CAONREPO	3.500	Annual	12/18/2025	CAD	36,100	(72)	(45)	(117)	4	0
Pay(6)	CAONREPO	3.500	Annual	03/19/2026		16,000	0	(29)	(29)	1	0
Pay(6)	CAONREPO	3.500	Annual	06/19/2026		77,500	(74)	25	(49)	2	(5)
Pay(6)	CAONREPO	3.898	Annual	06/19/2026		14,100	(1)	30	29	1	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026		11,500	(1)	27	26	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		8,050	94	1	95	2	0
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		5,899	(207)	23	(184)	0	(8)
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		7,000	(443)	58	(385)	0	(5)
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		11,700	(982)	109	(873)	0	(10)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		7,200	(93)	60	(33)	10	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		3,100	48	(9)	39	6	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		8,000	30	27	57	15	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,200	(3)	8	5	6	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		3,700	45	(51)	(6)	7	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		1,060	(5)	(15)	(20)	2	0
Receive	CAONREPO	3.500	Semi-Annual	06/18/2034		2,600	(2)	(8)	(10)	5	0
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046		600	(120)	0	(120)	0	(3)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		600	(56)	4	(52)	0	(2)
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		1,400	(74)	50	(24)	0	(6)
Receive(6)	RBACOR	4.335	Annual	09/25/2024	AUD	35,100	0	3	3	0	0

							$4,089	$(2,671)	$1,418	$913	$(798)

Total Swap Agreements							$5,146	$(2,902)	$2,244	$926	$(813)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$513	$928	$1,441	$0	$(384)	$(813)	$(1,197)

(j)

Securities with an aggregate market value of $5,781 and cash of $12,649 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024	NZD	363		$222	$1	$0
	08/2024		$222	NZD	363	0	(1)
	10/2024		3,789	CNH	27,125	0	(42)

BOA	07/2024	EUR	1,545		$1,663	8	0
	07/2024	HKD	3,148		403	0	0
	07/2024	KRW	9,619,237		7,032	55	0
	07/2024	PLN	125		31	0	0
	07/2024		$58	HUF	21,478	0	0
	07/2024		114	MYR	534	0	0
	07/2024		123	PLN	488	0	(2)
	02/2025	CNH	1,428		$200	1	0

BPS	07/2024	AUD	569		376	0	(3)
	07/2024	BRL	2,392		476	48	0
	07/2024	CAD	803		588	1	0
	07/2024	CNY	18		2	0	0
	07/2024	EUR	2,786		2,998	14	0
	07/2024	GBP	18,467		23,590	246	0
	07/2024	KRW	9,272,093		6,755	30	0
	07/2024		$2,926	AUD	4,391	4	0
	07/2024		430	BRL	2,392	0	(2)
	07/2024		474	CNH	3,438	0	(3)
	07/2024		554	CNY	3,944	0	(2)
	07/2024		526	EUR	483	0	(9)
	07/2024		200	IDR	3,277,278	0	0
	07/2024		1,123	JPY	175,400	0	(33)
	07/2024		320	KRW	444,589	2	0
	07/2024		586	NZD	954	0	(5)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2024		$3,441	PLN	13,895	$18	$(8)
	07/2024		312	SEK	3,290	0	(2)
	07/2024		5,955	SGD	8,076	1	0
	08/2024	AUD	4,391		$2,928	0	(3)
	08/2024	SGD	8,064		5,955	0	(1)
	09/2024	CNH	76,669		10,685	121	0
	09/2024	COP	1,284,963		321	15	0
	09/2024	INR	96,633		1,156	0	0
	09/2024	TWD	73,004		2,269	17	0
	09/2024		$3,239	CNH	23,173	0	(46)
	09/2024		452	INR	37,804	1	0
	09/2024		521	MXN	9,705	3	0
	09/2024		221	TWD	7,116	0	(2)
	10/2024		3,330	CNH	23,872	0	(32)
	12/2024		440		3,155	0	(3)
	01/2025	CNH	2,057		$288	2	0
	05/2029	KWD	397		1,364	39	0
	07/2029		25		86	3	0

BRC	07/2024	CNY	36		5	0	0
	07/2024	DKK	9,638		1,403	19	0
	07/2024	JPY	4,676,896		30,172	1,103	0
	07/2024	MXN	3,997		216	0	(2)
	07/2024	SGD	919		680	3	0
	07/2024		$1,828	CHF	1,629	0	(15)
	07/2024		1,353	CNH	9,791	0	(11)
	07/2024		10	CNY	72	0	0
	07/2024		543	GBP	425	0	(6)
	07/2024		51	NOK	532	0	(1)
	07/2024		351	PLN	1,402	0	(3)
	08/2024	AUD	373		$248	0	(1)
	08/2024		$97	SGD	131	0	0
	09/2024	CNH	23,996		$3,330	24	0
	09/2024	JPY	2,430,000		15,480	197	(14)
	09/2024	MXN	10,082		539	0	(6)
	09/2024		$30	CLP	27,943	0	(1)
	09/2024		1,224	MXN	23,310	35	0
	10/2024		2,654	JPY	399,997	0	(134)
	02/2025		200	CNH	1,428	0	(1)
	04/2025	JPY	202,000		$1,380	70	0
	05/2025		150,000		1,026	50	0

CBK	07/2024	BRL	12,134		2,183	12	0
	07/2024	CHF	851		935	0	(12)
	07/2024	CNH	16,736		2,309	15	0
	07/2024	CNY	335		47	1	0
	07/2024	KRW	278,944		203	0	0
	07/2024	PEN	7,599		2,009	32	0
	07/2024	SEK	57,656		5,431	0	(9)
	07/2024	THB	4,605		126	0	0
	07/2024		$541	AUD	819	5	0
	07/2024		2,227	BRL	12,134	0	(56)
	07/2024		479	CNH	3,468	0	(4)
	07/2024		5,524	CNY	39,323	0	(18)
	07/2024		802	DKK	5,575	0	(2)
	07/2024		424	EUR	389	0	(7)
	07/2024		1,611	GBP	1,260	0	(18)
	07/2024		393	KRW	535,863	0	(4)
	07/2024		997	PEN	3,799	0	(8)
	07/2024		622	PLN	2,466	0	(9)
	08/2024	BRL	12,175		$2,227	57	0
	09/2024	CNH	10,654		1,480	12	0
	09/2024	COP	1,166,899		291	13	0
	09/2024	INR	5,825		70	0	0
	09/2024	TWD	26,186		812	5	0
	09/2024		$128	CLP	116,385	0	(4)
	09/2024		2,363	INR	197,536	2	(1)
	09/2024		426	MXN	8,055	9	0
	10/2024		490	JPY	70,000	0	(48)
	01/2025		288	CNH	2,056	0	(2)
	01/2026	JPY	70,000		$516	48	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

DUB	07/2024	KRW	4,562,844		$3,316	$7	$0
	07/2024	MYR	32,392		6,870	0	0
	07/2024		$376	CLP	347,275	0	(6)
	07/2024		649	PLN	2,550	0	(16)
	08/2024	BRL	1,494		$290	24	0
	09/2024		$162	CLP	148,677	0	(4)
	10/2024		1,660	JPY	250,003	0	(85)
	04/2025	JPY	298,000		$2,036	104	0

FAR	07/2024	AUD	4,135		2,755	0	(3)
	07/2024	EUR	45,737		49,815	833	0
	07/2024	NZD	1,047		640	3	0
	07/2024		$33,386	JPY	5,296,835	0	(464)
	08/2024	JPY	4,158,518		$26,222	253	0
	08/2024		$426	NZD	698	0	(1)

GLM	07/2024	CNY	14		$2	0	0
	07/2024	MXN	4,106		221	0	(3)
	07/2024		$700	CNY	4,985	0	(2)
	07/2024		266	EUR	248	0	(1)
	07/2024		37	MYR	173	0	0
	07/2024		400	PLN	1,580	0	(7)
	07/2024		1,161	ZAR	21,244	5	0
	08/2024		2,710	BRL	13,901	0	(232)
	10/2024	CNH	1,896		$264	2	0
	10/2024		$1,993	JPY	290,000	0	(166)
	06/2025	JPY	90,000		$600	12	0
	01/2026		200,000		1,486	151	0

IND	07/2024	CNY	698		98	2	0
	07/2024		$196	CNY	1,396	0	(2)

JPM	07/2024	BRL	686		$136	14	0
	07/2024	CHF	237		262	0	(2)
	07/2024	CNY	1,882		264	3	0
	07/2024	EUR	1,863		1,994	0	(2)
	07/2024	KRW	5,631,169		4,082	0	(2)
	07/2024	SGD	7,158		5,315	37	0
	07/2024		$123	BRL	686	0	(1)
	07/2024		4,396	CHF	3,929	0	(23)
	07/2024		201	CLP	183,790	0	(6)
	07/2024		740	DKK	5,158	1	0
	07/2024		590	GBP	466	0	(1)
	07/2024		1,394	IDR	22,605,399	0	(12)
	07/2024		150	ILS	553	0	(3)
	07/2024		258	PLN	1,009	0	(7)
	07/2024		1,429	TRY	48,619	46	0
	07/2024		2,186	ZAR	40,240	23	0
	08/2024	AUD	361		$241	0	0
	08/2024	CHF	2,907		3,252	4	0
	08/2024	DKK	5,149		740	0	(1)
	08/2024		$264	CNY	1,883	0	0
	08/2024		1,279	TRY	44,907	13	0
	09/2024	TWD	39,198		$1,218	9	0
	09/2024		$322	INR	26,944	1	0
	10/2024	CNH	42,842		$5,988	69	0
	10/2024	JPY	540,000		4,350	948	0
	10/2024		$1,069	CNH	7,651	0	(12)
	12/2024	CNH	3,157		$440	2	0

MBC	07/2024	CAD	29,206		21,449	101	0
	07/2024	IDR	23,707,421		1,438	0	(11)
	07/2024	NOK	414		39	0	0
	07/2024		$21,616	CAD	29,595	18	0
	07/2024		2,692	CHF	2,398	0	(23)
	07/2024		1,475	DKK	10,275	1	(1)
	07/2024		391	EUR	359	0	(6)
	07/2024		2,350	GBP	1,845	0	(18)
	07/2024		2,567	SEK	26,715	0	(46)
	08/2024	CAD	29,575		$21,616	0	(18)
	08/2024		$39	NOK	413	0	0
	09/2024	CNH	7,980		$1,108	9	0
	09/2024		$261	TWD	8,396	0	(2)
	10/2024	JPY	470,000		$3,769	807	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MYI	07/2024	BRL	9,052		$1,753	$133	$0
	07/2024	CNH	4,061		562	5	0
	07/2024	EUR	2,427		2,602	3	0
	07/2024	NOK	118		11	0	0
	07/2024		$1,628	BRL	9,052	0	(9)
	07/2024		562	CNY	3,990	0	(2)
	07/2024		507	DKK	3,540	1	0
	07/2024		604	NZD	985	0	(4)
	07/2024		2,621	SEK	27,685	0	(9)
	08/2024	DKK	3,534		$507	0	(1)
	08/2024	JPY	1,220,000		7,942	311	0
	08/2024	SEK	27,643		2,621	9	0
	08/2024		$11	NOK	118	0	0
	09/2024	JPY	1,930,000		$12,299	150	0
	09/2024	TWD	15,593		486	5	0
	09/2024		$215	INR	17,985	0	0

RBC	07/2024		18,351	GBP	14,471	0	(58)
	08/2024	GBP	14,471		$18,354	58	0

RYL	07/2024	AUD	506		338	0	0

SCX	07/2024	CNY	861		121	2	0
	07/2024	EUR	1,479		1,589	5	0
	07/2024	JPY	798,900		5,102	136	0
	07/2024	KRW	5,173,589		3,794	41	0
	07/2024		$385	CNY	2,742	0	(6)
	07/2024		58,239	EUR	54,358	0	(24)
	07/2024		0	MXN	8	0	0
	07/2024	ZAR	841		$46	0	(1)
	08/2024	EUR	54,358		58,325	25	0
	09/2024	CNH	52,633		7,336	84	0
	09/2024	TWD	22,666		703	4	0
	09/2024		$1,599	INR	133,788	2	0
	09/2024		289	TWD	9,292	0	(3)

SSB	07/2024	COP	810,533		$204	9	0
	09/2024		511,142		128	6	0
	09/2024		$423	CLP	390,218	0	(8)

TOR	07/2024	CHF	31		$34	0	0
	07/2024	NZD	529		324	2	0
	08/2024	COP	1,497,078		373	15	0
	08/2024		$324	NZD	529	0	(2)

UAG	07/2024	CHF	6,839		$7,568	0	(44)
	07/2024	DKK	14,920		2,167	24	0
	07/2024	ILS	5,000		1,349	25	0

Total Forward Foreign Currency Contracts						$6,899	$(1,956)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	200	$24	$51
	Call - OTC USD versus CNH		7.400	12/06/2024	110	10	16
	Call - OTC USD versus CNH		7.325	01/14/2025	120	12	20
	Call - OTC USD versus CNH		7.400	01/14/2025	90	7	11
	Call - OTC USD versus CNH		7.400	01/23/2025	80	7	10

BRC	Call - OTC USD versus CNH		7.300	02/14/2025	130	14	20

CBK	Call - OTC USD versus CNH		7.300	01/14/2025	80	8	15
	Call - OTC USD versus CNH		7.450	02/14/2025	80	8	9

MBC	Call - OTC USD versus CNH		7.375	02/14/2025	140	14	19

SCX	Call - OTC USD versus CNH		7.300	02/14/2025	70	7	10

						$111	$181

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	10,800	$21	$27
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.930	06/23/2025	2,000	72	88

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	500	18	23

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	8,300	23	21
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.065	06/24/2025	1,900	57	70
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.960	06/25/2025	2,600	90	111
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	600	25	27

							$ 306	$367

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,100	$84	$529

Total Purchased Options						$501	$1,077

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	10,800	$(11)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	06/23/2025	7,700	(73)	(85)

BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,100	(83)	(438)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	09/25/2025	1,900	(18)	(22)

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	8,300	(13)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.400	06/24/2025	7,300	(57)	(67)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.280	06/25/2025	1,900	(19)	(20)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.300	06/25/2025	8,100	(71)	(84)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.330	09/25/2025	2,300	(26)	(28)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	2,700	(9)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	2,700	(9)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	1,100	(4)	(6)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	1,000	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	1,000	(4)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	2,200	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	2,200	(7)	(8)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	6,200	(44)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	1,900	(8)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	1,900	(8)	(10)

ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	1,700	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	1,700	(5)	(8)

Total Written Options							$(489)	$(810)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
GST	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.364%	$1,150	$(34)	$1	$0	$(33)

MYC	South Korea Government International Bond	(1.000)	Quarterly	06/20/2029	0.364	1,200	(35)	0	0	(35)

							$(69)	$1	$0	$(68)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(5)	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.189%	$	900	$(22)	$29	$7	$0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168		4,500	(23)	4	0	(19)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.189		600	(14)	19	5	0

								$(59)	$52	$12	$(19)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	5,200		$3,918	$25	$(13)	$12	$0

BPS	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		$ 4,030	JPY	595,700	(17)	4	0	(13)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		4,700		690,200	(16)	4	0	(12)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		18,604		2,724,300	171	15	186	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		4,704		689,300	(7)	4	0	(3)

BRC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		3,447		482,600	177	3	180	0

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		8,948		1,246,500	484	8	492	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 5.300% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		3,992		588,800	(9)	4	0	(5)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/ (Receiv able)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	4,200		$2,898	$1	$11	$12	$0

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029		4,100		2,829	(15)	11	0	(4)

GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		$7,609	JPY	1,060,000	457	8	465	0

MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	AUD	1,800		$1,293	10	(4)	6	0

									$1,261	$55	$1,353	$(37)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR(2)	3.750%	Quarterly	09/18/2029	MYR	640	$0	$(1)	$0	$(1)
	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		3,160	4	0	4	0

CBK	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		1,030	1	0	1	0

GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		18,630	25	(5)	20	0
	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		1,980	3	0	3	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		10,040	64	(50)	14	0

JPM	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		1,070	1	1	2	0
	Receive	3-Month MYR-KLIBOR(2)	3.750	Quarterly	09/18/2034		2,650	5	1	6	0

SCX	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/18/2029		890	1	0	1	0
	Receive	3-Month MYR-KLIBOR(2)	3.750	Quarterly	09/18/2034		500	1	0	1	0

								$105	$ (54)	$52	$(1)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024	$	12,120	$155	$(62)	$93	$0

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.148% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024		8,080	102	(128)	0	(26)

									$257	$(190)	$93	$(26)

Total Swap Agreements									$1,495	$(136)	$1,510	$(151)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$1	$0	$12	$13	$(43)	$0	$0	$(43)	$(30)	$0	$(30)
BOA	64	115	0	179	(2)	(85)	0	(87)	92	0	92
BPS	565	637	283	1,485	(154)	(438)	(29)	(621)	864	(740)	124
BRC	1,501	43	187	1,731	(195)	(22)	0	(217)	1,514	(1,250)	264
CBK	211	24	510	745	(202)	0	(24)	(226)	519	0	519
DUB	135	229	0	364	(111)	(199)	0	(310)	54	(180)	(126)
FAR	1,089	0	0	1,089	(468)	(18)	0	(486)	603	(830)	(227)
GLM	170	0	0	170	(411)	(22)	(4)	(437)	(267)	0	(267)
GST	0	0	502	502	0	0	(33)	(33)	469	0	469
IND	2	0	0	2	(2)	0	0	(2)	0	0	0
JPM	1,170	0	8	1,178	(72)	(15)	(26)	(113)	1,065	(1,030)	35
MBC	936	19	0	955	(125)	0	0	(125)	830	(970)	(140)
MYC	0	0	6	6	0	0	(35)	(35)	(29)	(20)	(49)
MYI	617	0	0	617	(25)	0	0	(25)	592	(498)	94
RBC	58	0	0	58	(58)	0	0	(58)	0	0	0
SCX	299	10	2	311	(34)	0	0	(34)	277	(330)	(53)
SSB	15	0	0	15	(8)	0	0	(8)	7	0	7
TOR	17	0	0	17	(2)	0	0	(2)	15	0	15
UAG	49	0	0	49	(44)	0	0	(44)	5	0	5
ULO	0	0	0	0	0	(11)	0	(11)	(11)	0	(11)

Total Over the Counter	$6,899	$1,077	$1,510	$9,486	$(1,956)	$(810)	$(151)	$(2,917)

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Schedule of Investments	PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$513	$513
Swap Agreements	0	13	0	0	915	928

	$0	$13	$0	$0	$1,428	$1,441

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,899	$0	$6,899
Purchased Options	0	0	0	181	896	1,077
Swap Agreements	0	12	0	1,353	145	1,510

	$0	$12	$0	$8,433	$1,041	$9,486

	$0	$25	$0	$8,433	$2,469	$10,927

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$384	$384
Swap Agreements	0	15	0	0	798	813

	$0	$15	$0	$0	$1,182	$1,197

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,956	$0	$1,956
Written Options	0	0	0	0	810	810
Swap Agreements	0	87	0	37	27	151

	$0	$87	$0	$1,993	$837	$2,917

	$0	$102	$0	$1,993	$2,019	$4,114

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$38	$38
Futures	0	0	0	0	2,220	2,220
Swap Agreements	0	203	0	0	7,785	7,988

	$0	$203	$0	$0	$10,043	$10,246

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,913	$0	$10,913
Purchased Options	0	0	0	0	(116)	(116)
Written Options	0	0	0	36	415	451
Swap Agreements	0	199	0	2	(697)	(496)

	$0	$199	$0	$10,951	$(398)	$10,752

	$0	$402	$0	$10,951	$9,645	$20,998

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,797	$2,797
Swap Agreements	0	18	0	0	(15,272)	(15,254)

	$0	$18	$0	$0	$(12,475)	$(12,457)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,324	$0	$10,324
Purchased Options	0	0	0	70	156	226
Written Options	0	0	0	40	372	412
Swap Agreements	0	(173)	0	42	1,432	1,301

	$0	$(173)	$0	$10,476	$1,960	$12,263

	$0	$(155)	$0	$10,476	$(10,515)	$(194)

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$132	$0	$132
Australia
Non-Agency Mortgage-Backed Securities	0	1	0	1
Sovereign Issues	0	19	0	19
Belgium
Corporate Bonds & Notes	0	806	0	806
Canada
Corporate Bonds & Notes	0	577	0	577
Non-Agency Mortgage-Backed Securities	0	892	0	892
Sovereign Issues	0	19,237	0	19,237
Cayman Islands
Asset-Backed Securities	0	26,752	0	26,752
Corporate Bonds & Notes	0	490	0	490
Sovereign Issues	0	405	0	405
Chile
Sovereign Issues	0	594	0	594
China
Sovereign Issues	0	6,247	0	6,247
Denmark
Corporate Bonds & Notes	0	1,288	0	1,288
France
Corporate Bonds & Notes	0	2,409	0	2,409
Sovereign Issues	0	7,932	0	7,932
Germany
Corporate Bonds & Notes	0	3,576	0	3,576
Sovereign Issues	0	1,694	0	1,694
Hungary
Sovereign Issues	0	930	0	930
Ireland
Asset-Backed Securities	0	10,030	0	10,030
Corporate Bonds & Notes	0	1,105	0	1,105
Non-Agency Mortgage-Backed Securities	0	1,118	0	1,118
Israel
Sovereign Issues	0	1,453	0	1,453
Italy
Corporate Bonds & Notes	0	2,497	0	2,497
Sovereign Issues	0	1,415	0	1,415
Japan
Corporate Bonds & Notes	0	2,458	0	2,458
Sovereign Issues	0	30,871	0	30,871
Jersey, Channel Islands
Asset-Backed Securities	0	1,261	0	1,261
Malaysia
Corporate Bonds & Notes	0	619	0	619
Sovereign Issues	0	6,555	0	6,555
Multinational
Corporate Bonds & Notes	0	1,215	0	1,215
Netherlands
Corporate Bonds & Notes	0	1,701	0	1,701
New Zealand
Sovereign Issues	0	200	0	200
Peru
Corporate Bonds & Notes	0	569	0	569
Sovereign Issues	0	394	0	394
Poland
Sovereign Issues	0	2,987	0	2,987
Qatar
Corporate Bonds & Notes	0	251	0	251
Republic of Korea
Sovereign Issues	0	1,620	0	1,620
Romania
Sovereign Issues	0	5,598	0	5,598
Saudi Arabia
Sovereign Issues	0	8,243	0	8,243

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Serbia
Sovereign Issues	$0	$1,070	$0	$1,070
Singapore
Sovereign Issues	0	4,115	0	4,115
South Korea
Sovereign Issues	0	18,001	0	18,001
Spain
Corporate Bonds & Notes	0	1,602	0	1,602
Sovereign Issues	0	6,048	0	6,048
Switzerland
Corporate Bonds & Notes	0	6,344	0	6,344
United Arab Emirates
Corporate Bonds & Notes	0	412	0	412
Sovereign Issues	0	1,729	0	1,729
United Kingdom
Corporate Bonds & Notes	0	17,140	0	17,140
Non-Agency Mortgage- Backed Securities	0	10,957	0	10,957
Sovereign Issues	0	7,211	0	7,211
United States
Asset-Backed Securities	0	18,272	148	18,420
Corporate Bonds & Notes	0	29,780	0	29,780
Loan Participations and Assignments	0	1,720	0	1,720
Municipal Bonds & Notes	0	855	0	855
Non-Agency Mortgage- Backed Securities	0	30,996	119	31,115
U.S. Government Agencies	0	218,495	0	218,495
U.S. Treasury Obligations	0	51,847	0	51,847
Short-Term Instruments
Commercial Paper	0	5,188	0	5,188
Repurchase Agreements	0	332	0	332
Japan Treasury Bills	0	39,276	0	39,276
U.S. Treasury Bills	0	283	0	283

	$0	$627,814	$267	$628,081

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$34,160	$0	$0	$34,160

Total Investments	$34,160	$627,814	$267	$662,241

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(88,565)	$0	$(88,565)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	278	1,161	0	1,439
Over the counter	0	9,486	0	9,486

	$278	$10,647	$0	$10,925

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(368)	(829)	0	(1,197)
Over the counter	0	(2,917)	0	(2,917)

	$(368)	$(3,746)	$0	$(4,114)

Total Financial Derivative Instruments	$(90)	$6,901	$0	$6,811

Totals	$34,070	$546,150	$267	$580,487

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes The Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of June 30, 2024, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

(depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred

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Notes to Financial Statements	(Cont.)

or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does

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not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those

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Notes to Financial Statements	(Cont.)

originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that

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are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC

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Notes to Financial Statements	(Cont.)

for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$17,582	$195,673	$(179,100)	$18	$(13)	$34,160	$469	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (”TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent

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selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

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Notes to Financial Statements	(Cont.)

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to

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a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

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Notes to Financial Statements	(Cont.)

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire

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are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

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Notes to Financial Statements	(Cont.)

agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of

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payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Notes to Financial Statements	(Cont.)

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory

44	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to:

(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and

(vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	45

Notes to Financial Statements	(Cont.)

Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and

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U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared

OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements	(Cont.)

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not

“interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

48	PIMCO VARIABLE INSURANCE TRUST

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10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,897,874	$1,872,164	$119,054	$135,357

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,171	$11,474	2,090	$19,980

Administrative Class	1,642	16,070	3,354	32,145

Advisor Class	594	5,820	533	5,084
Issued as reinvestment of distributions

Institutional Class	220	2,151	683	6,483

Administrative Class	153	1,497	446	4,231

Advisor Class	607	5,945	2,008	19,035
Cost of shares redeemed

Institutional Class	(4,605)	(45,252)	(2,470)	(23,826)

Administrative Class	(1,369)	(13,398)	(2,480)	(23,606)

Advisor Class	(2,535)	(24,830)	(5,521)	(52,533)

Net increase (decrease) resulting from Portfolio share transactions	(4,122)	$(40,523)	(1,357)	$(13,007)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, one person owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 66% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

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Notes to Financial Statements	(Cont.)	June 30, 2024	(Unaudited)

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$4,783	$4,399

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$627,648	$20,178	$(65,882)	$(45,704)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

50	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank

DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	ULO	UBS AG London

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar

BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira

COP	Colombian Peso	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar

CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar

DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand

EUR	Euro	NOK	Norwegian Krone

GBP	British Pound

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CAONREPO	Canadian Overnight Repo Rate Average	RBACOR	Australia Interbank Overnight Cash Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	THOR	Thai Overnight Baht Repurchase Rate

CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OAT	Obligations Assimilables du Trésor

ALT	Alternate Loan Trust	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	51

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT06FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO International Bond Portfolio (Unhedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO International Bond Portfolio (Unhedged)

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the ”Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests.

For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO International Bond Portfolio (Unhedged)	04/30/08	04/30/12	04/30/08	03/31/09	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO International Bond Portfolio (Unhedged)	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO International Bond Portfolio (Unhedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total
Institutional Class

01/01/2024 - 06/30/2024+	$7.57	$0.12	$(0.45)	$(0.33)	$(0.12)	$0.00	$0.00	$(0.12)

12/31/2023	7.31	0.18	0.27	0.45	0.00	0.00	(0.19)	(0.19)

12/31/2022	9.17	0.15	(1.87)	(1.72)	(0.07)	0.00	(0.07)	(0.14)

12/31/2021	10.53	0.15	(0.89)	(0.74)	(0.57)	(0.02)	(0.03)	(0.62)

12/31/2020	10.05	0.16	0.87	1.03	(0.55)	0.00	0.00	(0.55)

12/31/2019	9.58	0.21	0.47	0.68	(0.21)	0.00	0.00	(0.21)
Administrative Class

01/01/2024 - 06/30/2024+	7.57	0.11	(0.44)	(0.33)	(0.12)	0.00	0.00	(0.12)

12/31/2023	7.31	0.17	0.27	0.44	0.00	0.00	(0.18)	(0.18)

12/31/2022	9.17	0.13	(1.87)	(1.74)	(0.05)	0.00	(0.07)	(0.12)

12/31/2021	10.53	0.13	(0.89)	(0.76)	(0.55)	(0.02)	(0.03)	(0.60)

12/31/2020	10.05	0.15	0.86	1.01	(0.53)	0.00	0.00	(0.53)

12/31/2019	9.58	0.19	0.48	0.67	(0.20)	0.00	0.00	(0.20)
Advisor Class

01/01/2024 - 06/30/2024+	7.57	0.11	(0.44)	(0.33)	(0.12)	0.00	0.00	(0.12)

12/31/2023	7.31	0.16	0.28	0.44	0.00	0.00	(0.18)	(0.18)

12/31/2022	9.17	0.13	(1.87)	(1.74)	(0.05)	0.00	(0.07)	(0.12)

12/31/2021	10.53	0.13	(0.90)	(0.77)	(0.54)	(0.02)	(0.03)	(0.59)

12/31/2020	10.05	0.14	0.86	1.00	(0.52)	0.00	0.00	(0.52)

12/31/2019	9.58	0.18	0.48	0.66	(0.19)	0.00	0.00	(0.19)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.12	(4.31)%	$48	0.97	%*	0.97	%*	0.75	%*	0.75	%*	3.28	%*	343%

7.57	6.37	50	1.03		1.03		0.75		0.75		2.52		707

7.31	(18.85)	47	0.84		0.84		0.75		0.75		1.86		469

9.17	(7.38)	78	0.76		0.76		0.75		0.75		1.60		382

10.53	10.93	12	0.83		0.83		0.75		0.75		1.68		514

10.05	7.17	11	0.93		0.93		0.75		0.75		2.10		299

7.12	(4.38)	8,654	1.12	*	1.12	*	0.90	*	0.90	*	3.11	*	343

7.57	6.21	9,563	1.18		1.18		0.90		0.90		2.36		707

7.31	(18.98)	8,903	0.99		0.99		0.90		0.90		1.71		469

9.17	(7.52)	9,533	0.91		0.91		0.90		0.90		1.38		382

10.53	10.77	10,504	0.98		0.98		0.90		0.90		1.54		514

10.05	7.02	9,826	1.08		1.08		0.90		0.90		1.95		299

7.12	(4.43)	13,809	1.22	*	1.22	*	1.00	*	1.00	*	3.01	*	343

7.57	6.11	15,113	1.28		1.28		1.00		1.00		2.26		707

7.31	(19.06)	15,562	1.09		1.09		1.00		1.00		1.61		469

9.17	(7.61)	21,031	1.01		1.01		1.00		1.00		1.29		382

10.53	10.66	20,408	1.08		1.08		1.00		1.00		1.43		514

10.05	6.92	19,624	1.18		1.18		1.00		1.00		1.85		299

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO International Bond Portfolio (Unhedged)	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$26,885
Investments in Affiliates	1,393
Financial Derivative Instruments
Exchange-traded or centrally cleared	64
Over the counter	264
Cash	1
Deposits with counterparty	945
Foreign currency, at value	163
Receivable for investments sold	2,941
Receivable for investments sold on a delayed-delivery basis	2
Receivable for TBA investments sold	17,021
Interest and/or dividends receivable	119
Dividends receivable from Affiliates	4
Total Assets	49,802

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$4,159
Financial Derivative Instruments
Exchange-traded or centrally cleared	55
Over the counter	347
Payable for investments purchased	2,973
Payable for investments in Affiliates purchased	4
Payable for TBA investments purchased	19,727
Payable for Portfolio shares redeemed	9
Accrued investment advisory fees	4
Accrued supervisory and administrative fees	9
Accrued distribution fees	3
Accrued servicing fees	1
Total Liabilities	27,291

Commitments and Contingent Liabilities^

Net Assets	$22,511

Net Assets Consist of:

Paid in capital	$25,960

Distributable earnings (accumulated loss)	(3,449)

Net Assets	$22,511

Net Assets:

Institutional Class	$48
Administrative Class	8,654
Advisor Class	13,809

Shares Issued and Outstanding:

Institutional Class	7
Administrative Class	1,216
Advisor Class	1,940

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.12
Administrative Class	7.12
Advisor Class	7.12

Cost of investments in securities	$28,645
Cost of investments in Affiliates	$1,392
Cost of foreign currency held	$164
Proceeds received on short sales	$4,180
Cost or premiums of financial derivative instruments, net	$237

* Includes repurchase agreements of:	$175

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO International Bond Portfolio (Unhedged)

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$471
Dividends from Investments in Affiliates	16
Total Income	487

Expenses:

Investment advisory fees	29
Supervisory and administrative fees	57
Distribution and/or servicing fees - Administrative Class	7
Distribution and/or servicing fees - Advisor Class	18
Interest expense	25
Total Expenses	136

Net Investment Income (Loss)	351

Net Realized Gain (Loss):

Investments in securities	(688)
Exchange-traded or centrally cleared financial derivative instruments	253
Over the counter financial derivative instruments	(93)
Foreign currency	(12)

Net Realized Gain (Loss)	(540)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(315)
Exchange-traded or centrally cleared financial derivative instruments	(345)
Over the counter financial derivative instruments	(235)
Foreign currency assets and liabilities	(9)

Net Change in Unrealized Appreciation (Depreciation)	(904)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,093)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO International Bond Portfolio (Unhedged)

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$351	$543
Net realized gain (loss)	(540)	(723)
Net change in unrealized appreciation (depreciation)	(904)	1,666

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,093)	1,486

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1)	0
Administrative Class	(145)	0
Advisor Class	(226)	0

Tax basis return of capital
Institutional Class	0	(1)
Administrative Class	0	(214)
Advisor Class	0	(368)

Total Distributions(a)	(372)	(583)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(750)	(689)

Total Increase (Decrease) in Net Assets	(2,215)	214

Net Assets:

Beginning of period	24,726	24,512
End of period	$22,511	$24,726

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.4%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$7	$4
3.625% due 07/09/2035 þ		5	2

Total Argentina (Cost $6)			6

AUSTRALIA 0.2%

SOVEREIGN ISSUES 0.2%

Australia Government International Bond
1.000% due 12/21/2030	AUD	100	55

Total Australia (Cost $73)			55

BRAZIL 0.9%

SOVEREIGN ISSUES 0.9%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (c)	BRL	1,200	199

Total Brazil (Cost $207)			199

CANADA 3.2%

SOVEREIGN ISSUES 3.2%

Canada Government Bond
2.750% due 12/01/2033	CAD	200	143

Province of British Columbia
4.150% due 06/18/2034		100	73

Province of Ontario
3.650% due 06/02/2033		500	352

Province of Quebec
3.600% due 09/01/2033		200	140

Total Canada (Cost $710)			708

CAYMAN ISLANDS 6.0%

ASSET-BACKED SECURITIES 5.1%

Arbor Realty Commercial Real Estate Notes Ltd.
6.783% due 01/15/2037 •		$100	100

AREIT Trust
6.523% due 11/17/2038 •		35	35

BDS Ltd.
6.796% due 12/16/2036 •		91	90

Brightspire Capital Ltd.
6.603% due 08/19/2038 •		72	72

GPMT Ltd.
6.810% due 12/15/2036 •		87	86

Halseypoint CLO Ltd.
6.686% due 07/20/2031 •		60	59

LoanCore Issuer Ltd.
6.743% due 11/15/2038 •		64	64
6.883% due 01/17/2037 •		100	100

MF1 Ltd.
6.526% due 10/16/2036 •		83	82
6.546% due 07/16/2036 •		81	81

Starwood Commercial Mortgage Trust
6.646% due 04/18/2038 •		88	86

Starwood Mortgage Trust
6.683% due 11/15/2038 •		100	98

TCI-Symphony CLO Ltd.
6.610% due 10/13/2032 •		88	89

TPG Real Estate Finance Issuer Ltd.
6.979% due 02/15/2039 •		99	98

			1,140

CORPORATE BONDS & NOTES 0.9%

Sands China Ltd.
5.400% due 08/08/2028		200	196

Total Cayman Islands (Cost $1,348)			1,336

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CHINA 1.1%

SOVEREIGN ISSUES 1.1%

China Government International Bond
3.190% due 04/15/2053	CNY	200	$32
3.530% due 10/18/2051		630	105
3.720% due 04/12/2051		600	102

Total China (Cost $231)			239

DENMARK 0.2%

CORPORATE BONDS & NOTES 0.2%

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	28	3

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		93	11

Nykredit Realkredit AS
1.500% due 10/01/2052		99	11

Realkredit Danmark AS
1.500% due 10/01/2053		187	21

Total Denmark (Cost $61)			46

FRANCE 1.9%

SOVEREIGN ISSUES 1.9%

France Government International Bond
0.500% due 05/25/2072	EUR	50	19
0.750% due 05/25/2052		150	80
3.000% due 06/25/2049		200	192
3.250% due 05/25/2045		140	142

Total France (Cost $588)			433

GERMANY 0.9%

CORPORATE BONDS & NOTES 0.9%

Deutsche Bank AG
1.625% due 01/20/2027	EUR	100	102
1.750% due 11/19/2030 •		100	94

Total Germany (Cost $247)			196

IRELAND 1.4%

ASSET-BACKED SECURITIES 1.1%

Man GLG Euro CLO DAC
4.409% due 12/15/2031 •	EUR	220	235

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

Shamrock Residential DAC
4.448% due 01/24/2061 •		70	75

Total Ireland (Cost $336)			310

ISRAEL 0.2%

SOVEREIGN ISSUES 0.2%

Israel Government International Bond
2.000% due 03/31/2027	ILS	200	50

Total Israel (Cost $61)			50

ITALY 1.9%

SOVEREIGN ISSUES 1.9%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$200	199

Italy Buoni Poliennali Del Tesoro
4.000% due 10/30/2031	EUR	100	109

Italy Government International Bond
6.000% due 08/04/2028	GBP	100	130

Total Italy (Cost $456)			438

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 5.2%

SOVEREIGN ISSUES 5.2%

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		$200	$190

Japan Government International Bond
0.100% due 01/01/2026	JPY	10,000	62
0.100% due 03/10/2028 (e)		29,324	191
0.300% due 06/20/2046		26,100	115
0.500% due 09/20/2046		45,200	208
0.700% due 12/20/2048		25,750	119
0.700% due 06/20/2051		12,500	55
0.700% due 09/20/2051		4,000	18
1.500% due 09/20/2043		20,000	118
1.800% due 09/20/2053		7,800	45
1.800% due 03/20/2054		9,200	53

Total Japan (Cost $1,802)			1,174

MALAYSIA 1.3%

SOVEREIGN ISSUES 1.3%
Malaysia Government International Bond
3.519% due 04/20/2028	MYR	1,340	283

Total Malaysia (Cost $286)			283

POLAND 0.7%

SOVEREIGN ISSUES 0.7%
Poland Government International Bond
3.875% due 02/14/2033	EUR	148	164

Total Poland (Cost $162)			164

REPUBLIC OF KOREA 0.3%

SOVEREIGN ISSUES 0.3%
Korea Government International Bond
3.250% due 03/10/2053	KRW	88,600	65

Total Republic of Korea (Cost $63)			65

ROMANIA 1.0%

SOVEREIGN ISSUES 1.0%

Romania Government International Bond
2.000% due 04/14/2033	EUR	41	33
2.124% due 07/16/2031		100	86
2.750% due 04/14/2041		15	11
5.250% due 05/30/2032		100	104

Total Romania (Cost $286)			234

SAUDI ARABIA 1.7%

SOVEREIGN ISSUES 1.7%

Saudi Government International Bond
4.750% due 01/16/2030		$200	197
4.875% due 07/18/2033		200	195

Total Saudi Arabia (Cost $397)			392

SERBIA 0.4%

SOVEREIGN ISSUES 0.4%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	91

Total Serbia (Cost $116)			91

SINGAPORE 1.0%

SOVEREIGN ISSUES 1.0%

Singapore Government International Bond
2.250% due 08/01/2036	SGD	60	40
3.250% due 06/01/2054		228	174

Total Singapore (Cost $210)			214

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 3.1%

SOVEREIGN ISSUES 3.1%

Korea Government International Bond
1.375% due 12/10/2029	KRW	44,900	$30
2.000% due 06/10/2031		54,110	36
2.125% due 06/10/2027		65,000	46
2.375% due 12/10/2027		80,000	56
2.625% due 06/10/2028		194,680	138
3.250% due 03/10/2028		64,330	47
3.250% due 06/10/2033		2,230	2
3.250% due 09/10/2042		23,830	17
4.250% due 12/10/2032		340,060	264
5.500% due 03/10/2028		80,000	63

Total South Korea (Cost $785)			699

SPAIN 2.0%

CORPORATE BONDS & NOTES 0.9%

CaixaBank SA
6.208% due 01/18/2029 •		$200	203

SOVEREIGN ISSUES 1.1%

Spain Government International Bond
1.450% due 10/31/2071	EUR	75	38
3.450% due 07/30/2066		98	93
3.900% due 07/30/2039		100	110
			241

Total Spain (Cost $514)			444

SWITZERLAND 1.0%

CORPORATE BONDS & NOTES 1.0%

UBS Group AG
4.923% due 01/16/2026 ~	EUR	100	108
7.750% due 03/01/2029 •		100	121

Total Switzerland (Cost $215)			229

UNITED KINGDOM 5.3%

CORPORATE BONDS & NOTES 1.7%

HSBC Holdings PLC
4.041% due 03/13/2028 •		$200	193

NatWest Group PLC
5.076% due 01/27/2030 •		200	196

			389

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%

Mansard Mortgages PLC
6.002% due 12/15/2049 •	GBP	30	37

Newgate Funding PLC
6.352% due 12/15/2050 •		67	82

Ripon Mortgages PLC
5.934% due 08/28/2056 •		125	158

RMAC Securities PLC
3.893% due 06/12/2044 •	EUR	50	52
5.523% due 06/12/2044 •	GBP	59	72

			401

SOVEREIGN ISSUES 1.8%

United Kingdom Gilt
1.250% due 07/31/2051		100	61
1.500% due 07/31/2053		100	64
1.750% due 01/22/2049		100	73
3.250% due 01/22/2044		150	157
4.375% due 07/31/2054		50	60

			415

Total United Kingdom (Cost $1,444)			1,205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 71.7%

ASSET-BACKED SECURITIES 4.0%

Citigroup Mortgage Loan Trust
5.850% due 06/25/2037 •		$85	$83

Countrywide Asset-Backed Certificates Trust
5.600% due 07/25/2037 •		12	11
5.680% due 06/25/2047 •		155	147
5.940% due 04/25/2037 •		27	23
6.120% due 08/25/2035 •		50	48

LCCM Trust
6.643% due 12/13/2038 •		78	76

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.090% due 02/25/2036 •		91	83

PRET LLC
1.843% due 09/25/2051 þ		66	64

Renaissance Home Equity Loan Trust
8.010% due 12/25/2032 «•		15	12

Saxon Asset Securities Trust
7.210% due 12/25/2037 •		46	39

SG Mortgage Securities Trust
5.610% due 10/25/2036 •		99	90

SMB Private Education Loan Trust
1.290% due 07/15/2053		34	31
6.783% due 02/16/2055 •		64	64

Structured Asset Investment Loan Trust
7.185% due 10/25/2034 •		116	120

Structured Asset Securities Corp. Mortgage Loan Trust
5.730% due 07/25/2036 •		1	1

Terwin Mortgage Trust
6.400% due 11/25/2033 •		1	1

			893

CORPORATE BONDS & NOTES 5.9%

Bank of America Corp.
1.898% due 07/23/2031 •		100	82

Citigroup, Inc.
5.449% due 06/11/2035 •		100	99

Goldman Sachs Bank USA
5.414% due 05/21/2027 •		100	100

JPMorgan Chase & Co.
5.336% due 01/23/2035 •		100	99
6.087% due 10/23/2029 •		100	103

Morgan Stanley
3.790% due 03/21/2030 •	EUR	100	107
4.361% due 03/19/2027 ~		100	107
5.173% due 01/16/2030 •		$100	100

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		100	92

Penske Truck Leasing Co. LP
3.950% due 03/10/2025		100	99

Philip Morris International, Inc.
4.875% due 02/13/2029		50	50

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •		100	100

Wells Fargo & Co.
4.808% due 07/25/2028 •		100	99
5.499% due 01/23/2035 •		100	100

			1,337

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%

Charter Communications Operating LLC
7.052% due 02/01/2027		92	92

MUNICIPAL BONDS & NOTES 0.2%

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035		49	48

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.1%

Bear Stearns ALT-A Trust
4.652% due 11/25/2036 ~	$50	$26

BIG Commercial Mortgage Trust
6.671% due 02/15/2039 •	96	95

Chase Mortgage Finance Trust
5.312% due 07/25/2037 ~	2	1

Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	83	69
6.466% due 09/25/2035 •	1	1

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ~	107	51

Countrywide Alternative Loan Trust
6.000% due 05/25/2036 •	176	74

Countrywide Home Loan Mortgage Pass-Through Trust
6.500% due 11/25/2047	46	23

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.840% due 08/25/2047 •	71	57

DROP Mortgage Trust
6.593% due 10/15/2043 •	100	95

Extended Stay America Trust
6.523% due 07/15/2038 •	91	91

First Horizon Mortgage Pass-Through Trust
5.165% due 05/25/2037 ~	9	4

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~	90	74

GSR Mortgage Loan Trust
5.055% due 11/25/2035 «~	8	7

HarborView Mortgage Loan Trust
6.013% due 02/19/2036 •	123	59

Impac CMB Trust
6.180% due 10/25/2034 «•	9	8

IndyMac INDX Mortgage Loan Trust
5.940% due 07/25/2035 •	7	6

JP Morgan Alternative Loan Trust
5.574% due 12/25/2035 ~	26	18

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	160	133
3.000% due 03/25/2052 ~	85	71
3.000% due 05/25/2052 ~	162	134
5.360% due 02/25/2036 ~	5	3

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.303% due 08/15/2032 •	5	5

Merrill Lynch Mortgage Investors Trust
5.783% due 02/25/2035 ~	2	2

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	38	36
2.750% due 11/25/2059 ~	41	38

Structured Asset Securities Corp.
5.740% due 01/25/2036 •	11	9

Thornburg Mortgage Securities Trust
7.017% due 06/25/2047 •	4	3

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	31	29
2.900% due 10/25/2059 ~	106	100
6.460% due 05/25/2058 •	17	17

WaMu Mortgage Pass-Through Certificates Trust
4.168% due 09/25/2036 ~	5	4
5.158% due 03/25/2035 «~	13	12
6.031% due 03/25/2034 ~	17	16

		1,371

U.S. GOVERNMENT AGENCIES 43.6%

Fannie Mae
3.000% due 04/01/2027	57	56
3.500% due 01/01/2059	41	36

Freddie Mac
0.553% due 01/15/2038 ~(a)	13	1
5.793% due 01/15/2038 •	13	13
6.048% due 12/15/2037 •	1	1

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
3.000% due 03/20/2052 - 07/20/2052	$691	$602

Ginnie Mae, TBA
2.500% due 08/01/2054	100	84

Uniform Mortgage-Backed Security
2.500% due 01/01/2052	89	73
3.000% due 10/01/2049	66	57
3.500% due 10/01/2039 - 07/01/2050	39	35
4.000% due 06/01/2050	27	25
4.500% due 08/01/2052	99	94
6.500% due 12/01/2053 - 04/01/2054	1,922	1,959

Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2054	640	586
4.500% due 08/01/2054	1,260	1,188
5.000% due 08/01/2054	2,140	2,068
6.000% due 08/01/2054	1,400	1,403
6.500% due 07/01/2054 - 08/01/2054	1,500	1,526

		9,807

U.S. TREASURY OBLIGATIONS 11.5%

U.S. Treasury Bonds
4.250% due 02/15/2054	45	43
4.750% due 11/15/2043	200	203
4.750% due 11/15/2053	79	81

U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2025	182	177
0.250% due 01/15/2025	397	389
0.500% due 01/15/2028	496	467
1.125% due 01/15/2033	179	166
1.375% due 07/15/2033	33	31
2.375% due 10/15/2028	102	104
2.500% due 01/15/2029 (i)	146	148

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. Treasury Notes
2.875% due 04/30/2025		$300	$294
3.500% due 02/15/2033		100	94
4.000% due 02/29/2028		100	99
4.000% due 02/15/2034		100	97
4.500% due 11/15/2033		200	202

			2,595

Total United States (Cost $16,485)			16,143

SHORT-TERM INSTRUMENTS 6.8%

REPURCHASE AGREEMENTS (f) 0.8%
			175

HUNGARY TREASURY BILLS 0.2%
7.096% due 07/04/2024 (c)(d)	HUF	19,000	52

JAPAN TREASURY BILLS 5.8%
0.033% due 08/19/2024 - 06/20/2025 (b)(c)	JPY	210,000	1,305

Total Short-Term Instruments (Cost $1,556)			1,532

Total Investments in Securities (Cost $28,645)			26,885

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.2%

SHORT-TERM INSTRUMENTS 6.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.2%

PIMCO Short-Term Floating NAV Portfolio III	143,143	$1,393

Total Short-Term Instruments (Cost $1,392)		1,393

Total Investments in Affiliates (Cost $1,392)		1,393

Total Investments 125.6% (Cost $30,037)		$28,278

Financial Derivative Instruments (g)(h) (0.3)% (Cost or Premiums, net $237)		(74)

Other Assets and Liabilities, net (25.3)%		(5,693)

Net Assets 100.0%		$22,511

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$175	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(179)	$175	$175

Total Repurchase Agreements						$(179)	$175	$175

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (19.3)%
U.S. Government Agencies (19.3)%
Uniform Mortgage-Backed Security, TBA	3.500%	07/15/2054	$200	$(177)	$(177)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2039	500	(444)	(440)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2054	2,540	(2,000)	(1,989)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2054	250	(207)	(204)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2054	600	(515)	(511)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2054	700	(640)	(641)
Uniform Mortgage-Backed Security, TBA	5.500	08/01/2054	200	(197)	(197)

Total Short Sales (19.3)%				$(4,180)	$(4,159)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$175	$0	$0	$0	$175	$(179)	$(4)

Total Borrowings and Other Financing Transactions	$175	$0	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(368) at a weighted average interest rate of 5.366%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	3	$711	$(3)	$0	$0
3-Month SOFR Active Contract September Futures	12/2025	8	1,918	(7)	0	0
Canada Government 10-Year Bond September Futures	09/2024	5	439	3	0	(1)
Euro-BTP Future September Futures	09/2024	6	741	(6)	0	(4)
Euro-Bund September Futures	09/2024	5	705	7	0	(2)
Euro-Buxl 30-Year Bond September Futures	09/2024	1	139	3	1	(2)
Euro-Schatz September Futures	09/2024	7	792	4	0	0

				$1	$1	$(9)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2025	16	$(3,817)	$17	$0	$0
Australia Government 10-Year Bond September Futures	09/2024	1	(76)	0	1	(1)
Euro-BOBL Future September Futures	09/2024	5	(624)	(6)	1	0
Japan Government 10-Year Bond September Futures	09/2024	1	(888)	6	3	(1)
U.S. Treasury 2-Year Note September Futures	09/2024	3	(613)	0	0	0
U.S. Treasury 5-Year Note September Futures	09/2024	36	(3,837)	(16)	4	0
U.S. Treasury 10-Year Note September Futures	09/2024	3	(330)	(2)	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	3	(341)	(2)	1	0
U.S. Treasury Long-Term Bond September Futures	09/2024	2	(237)	(2)	2	0
United Kingdom Long Gilt September Futures	09/2024	7	(863)	(3)	3	(1)

				$(8)	$16	$(3)

Total Futures Contracts				$(7)	$17	$(12)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-41 10-Year Index	(1.000)%	Quarterly	12/20/2033	$	500	$2	$(6)	$(4)	$0	$0
CDX.IG-42 10-Year Index	(1.000)	Quarterly	06/20/2034		1,000	(6)	1	(5)	1	0
iTraxx Europe Main 41 5- Year Index	(1.000)	Quarterly	06/20/2029	EUR	700	(16)	3	(13)	0	0

						$(20)	$(2)	$(22)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.IG-42 5-Year Index	1.000%	Quarterly	06/20/2029	$	6,200	$134	$(5)	$129	$0	$ (1)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	700	$(2)	$(13)	$(15)	$0	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/18/2029		1,100	21	(16)	5	0	(2)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		1,560	16	(32)	(16)	0	(7)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2035		200	3	12	15	1	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		60	1	(3)	(2)	0	(1)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.250	Semi-Annual	09/18/2029	INR	23,110	(2)	0	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/17/2025	JPY	50,000	1	(2)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		140,000	(12)	2	(10)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		25,470	1	(1)	0	0	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		90,000	(1)	(2)	(3)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		30,000	(3)	(8)	(11)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		22,000	(8)	0	(8)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		30,000	(6)	(4)	(10)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	09/15/2032		8,000	0	(1)	(1)	0	0
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		90,000	0	(4)	(4)	0	(2)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	1,680	3	9	12	2	0
Receive	1-Day THB-THOR Compounded-OIS	2.418	Quarterly	04/17/2029	THB	5,300	0	0	0	0	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.250	Quarterly	09/18/2029		18,660	(2)	7	5	0	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.500	Quarterly	09/18/2029		20,180	1	(2)	(1)	0	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		2,130	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024	$	150	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		350	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.993	Annual	10/13/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	10/25/2024		100	(1)	(1)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.841	Annual	10/31/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.910	Annual	11/14/2024		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	11/22/2024		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.310	Annual	01/16/2025		1,000	(3)	(28)	(31)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		1,200	(4)	17	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		100	(1)	(2)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		1,600	6	26	32	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		360	3	2	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		1,800	4	1	5	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		600	(1)	5	4	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		1,300	6	7	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,807	10	57	67	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		600	(1)	10	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		1,130	16	(3)	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		700	0	34	34	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		200	1	20	21	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		1,700	(12)	(3)	(15)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		500	0	(9)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027		270	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		100	0	2	2	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.662%	Annual	05/31/2028	$	100	$0	$2	$2	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		400	0	7	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		400	5	9	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		200	(2)	(1)	(3)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		30	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		200	0	(3)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		500	0	(4)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		100	(4)	(1)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032		100	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		100	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,255	(39)	(19)	(58)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,150	54	(17)	37	13	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		100	1	0	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		200	0	6	6	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		25	7	2	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		460	59	(13)	46	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		200	(25)	17	(8)	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		50	0	2	2	1	0
Receive	3-Month AUD-BBR- BBSW	4.500	Semi-Annual	06/19/2034	AUD	300	0	(1)	(1)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	200	(5)	1	(4)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	(2)	(2)	0	0
Pay(5)	3-Month CNY- CNREPOFIX	2.250	Quarterly	09/18/2029	CNY	21,760	19	25	44	0	(1)
Receive(5)	3-Month EUR- EURIBOR	2.833	Annual	08/15/2033	EUR	100	0	0	0	0	0
Receive(5)	3-Month EUR- EURIBOR	2.849	Annual	08/15/2033		100	0	(1)	(1)	0	0
Receive(5)	3-Month EUR- EURIBOR	2.857	Annual	08/15/2033		400	0	(2)	(2)	1	0
Receive(5)	3-Month KRW- KORIBOR	3.250	Quarterly	09/18/2029	KRW	339,800	(1)	(1)	(2)	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	03/20/2025	NZD	200	0	1	1	0	0
Pay	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		800	(1)	5	4	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		200	1	1	2	0	(1)
Pay	6-Month AUD-BBR- BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	(9)	(15)	0	0
Pay	6-Month AUD-BBR- BBSW	1.750	Semi-Annual	06/16/2031		50	1	(6)	(5)	0	0
Pay(5)	6-Month AUD-BBR- BBSW	4.500	Semi-Annual	09/15/2032		1,450	(2)	4	2	0	0
Pay	6-Month AUD-BBR- BBSW	4.250	Semi-Annual	03/15/2033		400	8	(12)	(4)	0	0
Pay	6-Month AUD-BBR- BBSW	4.000	Semi-Annual	06/21/2033		700	(15)	0	(15)	1	0
Pay(5)	6-Month AUD-BBR- BBSW	4.750	Semi-Annual	12/20/2033		1,000	(9)	13	4	0	(1)
Pay	6-Month CZK- PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(3)	(3)	0	0
Pay(5)	6-Month EUR- EURIBOR	3.000	Annual	09/18/2026	EUR	1,500	7	(9)	(2)	0	0
Pay(5)	6-Month EUR- EURIBOR	3.000	Annual	03/19/2027		1,020	9	(6)	3	0	0
Pay	6-Month EUR- EURIBOR	0.650	Annual	04/12/2027		100	(1)	(7)	(8)	0	0
Pay	6-Month EUR- EURIBOR	0.650	Annual	05/11/2027		100	(1)	(6)	(7)	0	0
Pay	6-Month EUR- EURIBOR	1.000	Annual	05/13/2027		100	0	(6)	(6)	0	0
Pay	6-Month EUR- EURIBOR	3.370	Annual	10/09/2028		100	0	4	4	0	0
Pay(5)	6-Month EUR- EURIBOR	2.750	Annual	09/18/2029		3,950	53	(64)	(11)	0	(3)
Receive(5)	6-Month EUR- EURIBOR	3.000	Annual	03/15/2033		480	(8)	2	(6)	1	0
Receive	6-Month EUR- EURIBOR	3.128	Annual	12/04/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR- EURIBOR	3.063	Annual	12/06/2033		100	0	(4)	(4)	0	0
Pay(5)	6-Month EUR- EURIBOR	2.750	Annual	09/18/2034		3,050	54	(67)	(13)	0	(6)
Pay	6-Month EUR- EURIBOR	2.250	Annual	09/21/2037		280	3	(21)	(18)	0	(1)
Receive(5)	6-Month EUR- EURIBOR	2.500	Annual	09/18/2054		675	(30)	31	1	2	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	2,000	0	(7)	(7)	0	0
Pay(5)	CAONREPO	3.500	Annual	12/18/2025	CAD	1,700	(4)	(2)	(6)	0	0
Pay(5)	CAONREPO	3.500	Annual	03/19/2026		700	0	(1)	(1)	0	0
Pay(5)	CAONREPO	3.500	Annual	06/19/2026		3,250	(4)	2	(2)	0	0
Pay(5)	CAONREPO	3.898	Annual	06/19/2026		900	0	2	2	0	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026		600	0	1	1	0	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2028		100	1	0	1	0	0
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		350	(12)	1	(11)	0	(1)
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		500	(42)	5	(37)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		500	(5)	3	(2)	1	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		400	2	1	3	1	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		100	0	0	0	0	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2033		500	(8)	3	(5)	0	(1)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		200	2	(2)	0	1	0
Receive	CAONREPO	3.250	Semi-Annual	12/20/2033		200	2	0	2	1	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		300	(1)	(5)	(6)	1	0
Receive	CAONREPO	3.500	Semi-Annual	06/18/2034		100	0	0	0	0	0
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046		150	(30)	0	(30)	0	(1)
Receive(5)	RBACOR	4.335	Annual	09/25/2024	AUD	1,500	0	0	0	0	0

							$63	$(89)	$(26)	$46	$(42)

Total Swap Agreements							$177	$(96)	$81	$47	$(43)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$17	$47	$64	$0	$(12)	$(43)	$(55)

Cash of $945 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024	NZD	43		$26	$0	$0
	08/2024		$26	NZD	42	0	0
	10/2024		164	CNH	1,173	0	(2)

BOA	07/2024	EUR	75		$81	0	0
	07/2024	KRW	193,656		142	1	0
	07/2024	PLN	76		19	0	0
	07/2024		$12	IDR	197,028	0	0
	07/2024		10	PLN	40	0	0
	08/2024	JPY	10,000		$65	3	0

BPS	07/2024	AUD	658		438	0	(1)
	07/2024	BRL	103		21	2	0
	07/2024	CNY	220		31	1	0
	07/2024	EUR	124		133	1	0
	07/2024	KRW	192,254		140	1	0
	07/2024		$19	BRL	103	0	0
	07/2024		70	CAD	96	0	0
	07/2024		31	CNH	224	0	0
	07/2024		210	CNY	1,492	0	(1)
	07/2024		32	EUR	29	0	(1)
	07/2024		619	GBP	485	0	(7)
	07/2024		235	PLN	951	1	0
	07/2024		11	SEK	120	0	0
	07/2024		198	SGD	269	0	0
	08/2024	SGD	269		$198	0	0
	08/2024		$424	AUD	636	1	0
	09/2024	COP	50,752		$13	1	0
	09/2024	INR	4,200		50	0	0
	09/2024	TWD	3,379		105	1	0
	09/2024		$1,257	CNH	8,997	0	(18)
	09/2024		27	MXN	505	0	0
	09/2024		14	TWD	444	0	0
	10/2024	CNH	87		$12	0	0
	10/2024		$1,037	CNH	7,428	0	(11)
	04/2025	BRL	500		$90	3	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

BRC	07/2024	CNH	246		$34	$0	$0
	07/2024	CNY	28		4	0	0
	07/2024		$68	CHF	61	0	(1)
	07/2024		8	CNY	55	0	0
	07/2024		1	DKK	9	0	0
	07/2024		34	NOK	362	0	(1)
	07/2024		28	RON	131	0	0
	08/2024		9	SGD	12	0	0
	09/2024	JPY	110,000		$706	14	0
	09/2024	MXN	466		25	0	0
	09/2024		$5	CLP	4,551	0	0
	09/2024		34	CNH	244	0	0
	09/2024		77	MXN	1,472	2	0
	10/2024		66	CNH	471	0	(1)
	10/2024		133	JPY	19,997	0	(7)
	04/2025	JPY	9,000		$61	3	0
	05/2025		10,000		68	3	0

CBK	07/2024	AUD	17		11	0	0
	07/2024	BRL	485		87	1	0
	07/2024	CHF	10		12	0	0
	07/2024	CNY	500		70	1	0
	07/2024	JPY	2,900		18	0	0
	07/2024	SEK	762		72	0	0
	07/2024		$89	BRL	485	0	(2)
	07/2024		34	CNH	246	0	0
	07/2024		72	CNY	516	0	(1)
	07/2024		17	EUR	16	0	0
	07/2024		23	GBP	18	0	0
	07/2024		15	KRW	20,613	0	0
	07/2024		42	NZD	69	0	0
	07/2024		21	PLN	85	0	0
	07/2024		127	THB	4,664	0	0
	08/2024	BRL	487		$89	2	0
	08/2024	CAD	14		10	0	0
	09/2024	COP	46,116		12	1	0
	09/2024	TWD	1,240		38	0	0
	09/2024		$5	CLP	4,598	0	0
	09/2024		134	INR	11,240	0	0
	09/2024		25	MXN	479	1	0
	10/2024	CNH	131		$18	0	0
	10/2024		$25	CNH	182	0	0

DUB	07/2024	KRW	91,011		$66	0	0
	07/2024	MYR	705		149	0	0
	07/2024		$39	CLP	35,647	0	(1)
	07/2024		75	PLN	294	0	(2)
	08/2024	BRL	58		$11	1	0
	09/2024		$6	CLP	5,877	0	0
	10/2024		66	JPY	10,003	0	(4)
	04/2025	JPY	11,000		$75	4	0

FAR	07/2024	NZD	82		50	0	0
	07/2024		$425	AUD	637	1	0
	07/2024		6,978	EUR	6,407	0	(117)
	07/2024		3,070	JPY	479,428	0	(90)
	07/2024		72	NZD	117	0	(1)
	08/2024		50		82	0	0
	09/2024		30	PEN	113	0	(1)

GLM	07/2024	CNY	11		$2	0	0
	07/2024		$25	AUD	38	0	0
	07/2024		3	CNY	22	0	0
	07/2024		0	MYR	1	0	0
	07/2024		47	ZAR	854	0	0
	08/2024		91	BRL	469	0	(8)
	10/2024		135	JPY	20,000	0	(9)
	04/2025	BRL	700		$127	5	0
	06/2025	JPY	10,000		67	1	0
	01/2026		10,000		74	8	0

IND	07/2024	CNY	538		76	2	0
	07/2024		$151	CNY	1,076	0	(2)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

JPM	07/2024	BRL	30		$6	$1	$0
	07/2024	CHF	72		81	0	0
	07/2024	CNY	174		24	0	0
	07/2024	DKK	147		21	0	0
	07/2024	EUR	93		100	0	0
	07/2024	KRW	112,323		81	0	0
	07/2024	SGD	269		200	1	0
	07/2024		$5	BRL	30	0	0
	07/2024		49	CHF	43	0	(1)
	07/2024		8	CLP	7,261	0	0
	07/2024		75	GBP	59	0	0
	07/2024		239	IDR	3,879,201	0	(2)
	07/2024		14	ILS	52	0	0
	07/2024		45	PLN	179	0	(1)
	07/2024		62	TRY	2,109	2	0
	07/2024		88	ZAR	1,617	1	0
	08/2024	AUD	23		$15	0	0
	08/2024		$81	CHF	72	0	0
	08/2024		24	CNY	174	0	0
	08/2024		21	DKK	147	0	0
	08/2024		55	TRY	1,931	1	0
	09/2024	TWD	1,952		$61	1	0
	09/2024		$18	INR	1,533	0	0
	09/2024		87	MXN	1,575	0	(2)
	10/2024	JPY	20,000		$161	35	0
	10/2024		$465	CNH	3,326	0	(5)

MBC	07/2024	CAD	398		$291	0	0
	07/2024	CNH	224		31	0	0
	07/2024	IDR	1,006,879		61	0	(1)
	07/2024	JPY	472,857		2,945	6	0
	07/2024	NOK	281		26	0	0
	07/2024		$222	CAD	302	0	(1)
	07/2024		118	CHF	105	0	(1)
	07/2024		61	CZK	1,413	0	(1)
	07/2024		35	DKK	240	0	0
	07/2024		15	EUR	14	0	0
	07/2024		102	GBP	80	0	(1)
	07/2024		106	SEK	1,105	0	(2)
	08/2024		291	CAD	398	0	0
	08/2024		2,945	JPY	470,644	0	(6)
	08/2024		26	NOK	281	0	0
	09/2024		197	CNH	1,418	0	(2)
	09/2024		16	TWD	524	0	0
	10/2024	JPY	15,000		$120	26	0

MYI	07/2024	BRL	352		68	5	0
	07/2024	CHF	16		18	0	0
	07/2024	DKK	101		14	0	0
	07/2024	EUR	95		102	0	0
	07/2024	HUF	7,974		22	0	0
	07/2024	NOK	80		8	0	0
	07/2024	PLN	83		21	1	0
	07/2024	SEK	464		44	0	0
	07/2024		$63	BRL	352	0	0
	07/2024		59	CNY	419	0	0
	08/2024		15	DKK	101	0	0
	08/2024		8	NOK	80	0	0
	08/2024		44	SEK	463	0	0
	09/2024	JPY	50,000		$319	4	0
	09/2024	TWD	776		24	0	0
	09/2024		$12	INR	1,023	0	0
	10/2024	JPY	10,000		$82	19	0

RBC	07/2024	GBP	642		813	3	0
	08/2024		$814	GBP	642	0	(3)

SCX	07/2024	CNY	839		$118	2	0
	07/2024	EUR	5,958		6,384	3	0
	07/2024	KRW	110,612		81	1	0
	07/2024		$142	CNY	1,013	0	(3)
	08/2024		6,328	EUR	5,898	0	(3)
	09/2024	CNH	17		$2	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2024	TWD	1,129		$35	$0	$0
	09/2024		$20	CNH	146	0	0
	09/2024		93	INR	7,787	0	0
	09/2024		18	TWD	579	0	0
	10/2024	CNH	167		$23	0	0

SSB	07/2024	COP	32,022		8	0	0
	07/2024	EUR	121		131	2	0
	07/2024	JPY	3,700		23	0	0
	09/2024	COP	20,194		5	0	0
	09/2024		$13	CLP	11,957	0	0

TOR	07/2024	NZD	62		$38	0	0
	08/2024		$27	COP	108,255	0	(1)
	08/2024		38	NZD	62	0	0

UAG	07/2024	CHF	110		$122	0	(1)
	07/2024	ILS	66		18	0	0

Total Forward Foreign Currency Contracts						$180	$(326)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.250	03/14/2025	30	$3	$3
	Call - OTC USD versus CNH		7.275	03/14/2025	30	3	4

						$6	$7

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	500	$ 1	$1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.930	06/23/2025	100	3	4

BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.005	09/25/2025	100	4	5

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	07/10/2024	400	1	1
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.065	06/24/2025	100	3	4

							$ 12	$15

Total Purchased Options							$ 18	$22

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250%	07/15/2024	500	$(1)	$0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	06/23/2025	400	(4)	(4)

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	09/25/2025	400	(4)	(5)

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.400	06/24/2025	400	(3)	(4)

GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	100	0	(1)

JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	300	(2)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	100	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	100	0	0

Total Written Options							$(17)	$(15)

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)

Counterparty	Reference Entity	Fixed Pay Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
MYC	South Korea Government International Bond	(1.000)%	Quarterly	06/20/2029	0.364%	$90	$(3)	$1	$0	$(2)

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(6)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.189%	$50	$(1)	$2	$1	$0

BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.189	50	(1)	1	0	0

CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	1.168	200	(1)	0	0	(1)

							$(3)	$3	$1	$(1)

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/(Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability

AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD	200	$	151	$1	$0	$1	$0

BPS	Floating rate equal to 1-Day USD-SOFR Compounded- OIS less 0.591% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026	$	164	JPY	24,300	(1)	0	0	(1)

	Floating rate equal to 1-Day USD-SOFR Compounded- OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		195		28,500	0	0	0	0

	Floating rate equal to 1-Day USD-SOFR Compounded- OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		741		108,500	7	0	7	0

	Floating rate equal to 1-Day USD-SOFR Compounded- OIS less 0.605% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/19/2026		194		28,500	(1)	0	0	(1)

BRC	Floating rate equal to 1-Day USD-SOFR Compounded- OIS less 0.059% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		122		17,100	6	0	6	0

CBK	Floating rate equal to 1-Day USD-SOFR Compounded- OIS less 0.600% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026		382		53,200	21	0	21	0

	Floating rate equal to 1-Day USD-SOFR Compounded- OIS less 5.300% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	02/03/2026		163		24,000	0	0	0	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Upfront Payable/(Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability

	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	200	$	138	$0	$1	$1	$0

GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029		200		138	(1)	1	0	0

GST	Floating rate equal to 1-Day USD-SOFR Compounded- OIS less 0.610% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	01/21/2026	$	320	JPY	44,600	19	1	20	0

MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	AUD	100	$	72	1	(1)	0	0

									$52	$2	$56	$(2)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	3-Month MYR-KLIBOR(8)	3.750%	Quarterly	09/18/2029	MYR	70	$0	$0	$0	$0
	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029		210	0	0	0	0

CBK	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029		50	0	0	0	0
	Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034		10	0	0	0	0

GST	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2029		810	1	0	1	0
	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029		10	0	0	0	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		410	3	(2)	1	0

JPM	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029		50	0	0	0	0
	Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034		90	0	0	0	0

SCX	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/18/2029		50	0	0	0	0
	Receive	3-Month MYR-KLIBOR(8)	3.750	Quarterly	09/18/2034		20	0	0	0	0

								$4	$(2)	$2	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.144% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2024	$	420	$5	$(2)	$3	$0

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.148% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/20/2024		280	4	(5)	0	(1)

									$9	$(7)	$3	$(1)

Total Swap Agreements									$59	$(3)	$62	$(6)

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$0	$0	$1	$1	$(2)	$0	$0	$(2)	$(1)	$0	$(1)
BOA	4	5	1	10	0	(4)	0	(4)	6	0	6
BPS	12	7	10	29	(39)	0	(2)	(41)	(12)	0	(12)
BRC	22	5	6	33	(10)	(5)	0	(15)	18	0	18
CBK	6	0	22	28	(3)	0	(1)	(4)	24	0	24
DUB	5	5	0	10	(7)	(4)	0	(11)	(1)	0	(1)
FAR	1	0	0	1	(209)	0	0	(209)	(208)	0	(208)
GLM	14	0	0	14	(17)	(2)	0	(19)	(5)	0	(5)
GST	0	0	22	22	0	0	0	0	22	0	22
IND	2	0	0	2	(2)	0	0	(2)	0	0	0
JPM	42	0	0	42	(11)	0	(1)	(12)	30	0	30
MBC	32	0	0	32	(15)	0	0	(15)	17	0	17
MYC	0	0	0	0	0	0	(2)	(2)	(2)	0	(2)
MYI	29	0	0	29	0	0	0	0	29	25	54
RBC	3	0	0	3	(3)	0	0	(3)	0	0	0
SCX	6	0	0	6	(6)	0	0	(6)	0	0	0
SSB	2	0	0	2	0	0	0	0	2	0	2
TOR	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
UAG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)

Total Over the Counter	$180	$22	$62	$264	$(326)	$(15)	$(6)	$(347)

(i)

Securities with an aggregate market value of $25 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO International Bond Portfolio (Unhedged)	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17	$17
Swap Agreements	0	1	0	0	46	47

	$0	$1	$0	$0	$63	$64

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$180	$0	$180
Purchased Options	0	0	0	7	15	22
Swap Agreements	0	1	0	56	5	62

	$0	$1	$0	$243	$20	$264

	$0	$2	$0	$243	$83	$328

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$12	$12
Swap Agreements	0	1	0	0	42	43

	$0	$1	$0	$0	$54	$55

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$326	$0	$326
Written Options	0	0	0	0	15	15
Swap Agreements	0	3	0	2	1	6

	$0	$3	$0	$328	$16	$347

	$0	$4	$0	$328	$70	$402

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3	$3
Futures	0	0	0	0	69	69
Swap Agreements	0	12	0	0	169	181

	$0	$12	$0	$0	$241	$253

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(91)	$0	$(91)
Purchased Options	0	0	0	0	(5)	(5)
Written Options	0	0	0	2	20	22
Swap Agreements	0	1	0	0	(20)	(19)

	$0	$1	$0	$(89)	$(5)	$(93)

	$0	$13	$0	$(89)	$236	$160

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$124	$124
Swap Agreements	0	4	0	0	(473)	(469)

	$0	$4	$0	$0	$(349)	$(345)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(305)	$0	$(305)
Purchased Options	0	0	0	2	2	4
Written Options	0	0	0	2	17	19
Swap Agreements	0	0	0	2	45	47

	$0	$0	$0	$(299)	$64	$(235)

	$0	$4	$0	$(299)	$(285)	$(580)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$6	$0	$6
Australia
Sovereign Issues	0	55	0	55
Brazil
Sovereign Issues	0	199	0	199
Canada
Sovereign Issues	0	708	0	708
Cayman Islands
Asset-Backed Securities	0	1,140	0	1,140
Corporate Bonds & Notes	0	196	0	196
China
Sovereign Issues	0	239	0	239
Denmark
Corporate Bonds & Notes	0	46	0	46
France
Sovereign Issues	0	433	0	433
Germany
Corporate Bonds & Notes	0	196	0	196
Ireland
Asset-Backed Securities	0	235	0	235
Non-Agency Mortgage-Backed Securities	0	75	0	75
Israel
Sovereign Issues	0	50	0	50
Italy
Sovereign Issues	0	438	0	438
Japan
Sovereign Issues	0	1,174	0	1,174
Malaysia
Sovereign Issues	0	283	0	283
Poland
Sovereign Issues	0	164	0	164
Republic of Korea
Sovereign Issues	0	65	0	65
Romania
Sovereign Issues	0	234	0	234
Saudi Arabia
Sovereign Issues	0	392	0	392
Serbia
Sovereign Issues	0	91	0	91
Singapore
Sovereign Issues	0	214	0	214
South Korea
Sovereign Issues	0	699	0	699
Spain
Corporate Bonds & Notes	0	203	0	203
Sovereign Issues	0	241	0	241

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Switzerland
Corporate Bonds & Notes	$0	$229	$0	$229
United Kingdom
Corporate Bonds & Notes	0	389	0	389
Non-Agency Mortgage-Backed Securities	0	401	0	401
Sovereign Issues	0	415	0	415
United States
Asset-Backed Securities	0	881	12	893
Corporate Bonds & Notes	0	1,337	0	1,337
Loan Participations and Assignments	0	92	0	92
Municipal Bonds & Notes	0	48	0	48
Non-Agency Mortgage-Backed Securities	0	1,344	27	1,371
U.S. Government Agencies	0	9,807	0	9,807
U.S. Treasury Obligations	0	2,595	0	2,595
Short-Term Instruments
Repurchase Agreements	0	175	0	175
Hungary Treasury Bills	0	52	0	52
Japan Treasury Bills	0	1,305	0	1,305

	$0	$26,846	$39	$26,885

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,393	$0	$0	$1,393

Total Investments	$1,393	$26,846	$39	$28,278

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(4,159)	$0	$(4,159)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	55	0	64
Over the counter	0	264	0	264

	$9	$319	$0	$328

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(43)	0	(55)
Over the counter	0	(347)	0	(347)

	$(12)	$(390)	$0	$(402)

Total Financial Derivative Instruments	$(3)	$(71)	$0	$(74)

Totals	$1,390	$22,616	$39	$24,045

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO International Bond Portfolio (Unhedged) (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

26	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Notes to Financial Statements	(Cont.)

that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation

28	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Notes to Financial Statements	(Cont.)

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$476	$7,017	$(6,100)	$0	$0	$1,393	$16	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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Notes to Financial Statements	(Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that

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private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely

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Notes to Financial Statements	(Cont.)

payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if

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any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of

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Notes to Financial Statements	(Cont.)

Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In

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connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or

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Notes to Financial Statements	(Cont.)

(ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

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Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the

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Notes to Financial Statements	(Cont.)

lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are

“non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified”.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and

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that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors,

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Notes to Financial Statements	(Cont.)

human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

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Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.50%	0.50%	0.50%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	43

Notes to Financial Statements	(Cont.)

permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital

44	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$88,580	$88,498	$3,966	$5,531

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	0	$0	1	$0

Administrative Class	188	1,369	1,018	7,507

Advisor Class	75	543	138	1,012
Issued as reinvestment of distributions

Institutional Class	0	1	0	1

Administrative Class	20	145	30	214

Advisor Class	31	226	51	367
Cost of shares redeemed

Institutional Class	0	0	0	0

Administrative Class	(255)	(1,851)	(1,003)	(7,462)

Advisor Class	(162)	(1,183)	(321)	(2,328)

Net increase (decrease) resulting from Portfolio share transactions	(103)	$(750)	(86)	$(689)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 73% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	45

Notes to Financial Statements	(Cont.)	June 30, 2024	(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$86	$147

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)

$26,094	$815	$(2,799)	$(1,984)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

46	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty

CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira

COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar

CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CAONREPO	Canadian Overnight Repo Rate Average	RBACOR	Australia Interbank Overnight Cash Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index – Investment Grade	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)

CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	THOR	Thai Overnight Baht Repurchase Rate

MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	MIBOR	Mumbai Interbank Offered Rate

BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	OIS	Overnight Index Swap

BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

DAC	Designated Activity Company

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	47

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT05FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Low Duration Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Low Duration Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Low Duration Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests.

For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Low Duration Portfolio	02/16/99	04/10/00	02/16/99	03/31/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Low Duration Portfolio	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Low Duration Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total

Institutional Class

01/01/2024 - 06/30/2024+	$9.60	$0.21	$(0.06)	$0.15	$(0.20)	$0.00	$0.00	$(0.20)

12/31/2023	9.48	0.38	0.10	0.48	(0.33)	0.00	(0.03)	(0.36)

12/31/2022	10.24	0.17	(0.75)	(0.58)	(0.18)	0.00	0.00	(0.18)

12/31/2021	10.38	0.07	(0.14)	(0.07)	(0.07)	0.00	0.00	(0.07)

12/31/2020	10.20	0.13	0.19	0.32	(0.14)	0.00	0.00	(0.14)

12/31/2019	10.08	0.29	0.13	0.42	(0.24)	0.00	(0.06)	(0.30)

Administrative Class

01/01/2024 - 06/30/2024+	9.60	0.20	(0.06)	0.14	(0.19)	0.00	0.00	(0.19)

12/31/2023	9.48	0.36	0.10	0.46	(0.31)	0.00	(0.03)	(0.34)

12/31/2022	10.24	0.16	(0.76)	(0.60)	(0.16)	0.00	0.00	(0.16)

12/31/2021	10.38	0.05	(0.14)	(0.09)	(0.05)	0.00	0.00	(0.05)

12/31/2020	10.20	0.11	0.19	0.30	(0.12)	0.00	0.00	(0.12)

12/31/2019	10.08	0.28	0.12	0.40	(0.22)	0.00	(0.06)	(0.28)

Advisor Class

01/01/2024 - 06/30/2024+	9.60	0.20	(0.07)	0.13	(0.18)	0.00	0.00	(0.18)

12/31/2023	9.48	0.35	0.10	0.45	(0.30)	0.00	(0.03)	(0.33)

12/31/2022	10.24	0.15	(0.76)	(0.61)	(0.15)	0.00	0.00	(0.15)

12/31/2021	10.38	0.04	(0.14)	(0.10)	(0.04)	0.00	0.00	(0.04)

12/31/2020	10.20	0.10	0.19	0.29	(0.11)	0.00	0.00	(0.11)

12/31/2019	10.08	0.27	0.12	0.39	(0.21)	0.00	(0.06)	(0.27)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.55	1.53%	$14,699	0.52	%*	0.52	%*	0.50	%*	0.50	%*	4.40	%*	161%

9.60	5.13	15,827	0.54		0.54		0.50		0.50		3.98		295

9.48	(5.69)	11,991	0.52		0.52		0.50		0.50		1.76		279

10.24	(0.68)	17,953	0.50		0.50		0.50		0.50		0.65		446

10.38	3.15	11,436	0.54		0.54		0.50		0.50		1.21		427

10.20	4.18	11,474	0.89		0.89		0.50		0.50		2.86		308

9.55	1.45	669,975	0.67	*	0.67	*	0.65	*	0.65	*	4.26	*	161

9.60	4.97	687,820	0.69		0.69		0.65		0.65		3.78		295

9.48	(5.83)	836,602	0.67		0.67		0.65		0.65		1.61		279

10.24	(0.83)	1,031,779	0.65		0.65		0.65		0.65		0.49		446

10.38	2.99	1,130,716	0.69		0.69		0.65		0.65		1.04		427

10.20	4.03	1,007,149	1.04		1.04		0.65		0.65		2.76		308

9.55	1.40	712,810	0.77	*	0.77	*	0.75	*	0.75	*	4.15	*	161

9.60	4.87	727,311	0.79		0.79		0.75		0.75		3.70		295

9.48	(5.93)	759,411	0.77		0.77		0.75		0.75		1.52		279

10.24	(0.93)	867,452	0.75		0.75		0.75		0.75		0.39		446

10.38	2.89	831,900	0.79		0.79		0.75		0.75		0.95		427

10.20	3.92	754,355	1.14		1.14		0.75		0.75		2.65		308

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Low Duration Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$1,570,073
Investments in Affiliates	109,137
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,066
Over the counter	4,804
Cash	1
Deposits with counterparty	19,533
Foreign currency, at value	1,499
Receivable for investments sold	1,132
Receivable for TBA investments sold	212,350
Receivable for Portfolio shares sold	207
Interest and/or dividends receivable	7,412
Dividends receivable from Affiliates	401
Total Assets	1,927,615

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$84,277
Financial Derivative Instruments
Exchange-traded or centrally cleared	334
Over the counter	1,839
Payable for investments purchased	123,226
Payable for investments in Affiliates purchased	451
Payable for TBA investments purchased	315,154
Deposits from counterparty	3,696
Payable for Portfolio shares redeemed	406
Accrued investment advisory fees	267
Accrued supervisory and administrative fees	267
Accrued distribution fees	137
Accrued servicing fees	77
Total Liabilities	530,131

Commitments and Contingent Liabilities^

Net Assets	$1,397,484

Net Assets Consist of:

Paid in capital	$1,553,814
Distributable earnings (accumulated loss)	(156,330)

Net Assets	$1,397,484

Net Assets:

Institutional Class	$14,699
Administrative Class	669,975
Advisor Class	712,810

Shares Issued and Outstanding:

Institutional Class	1,539
Administrative Class	70,147
Advisor Class	74,631

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.55
Administrative Class	9.55
Advisor Class	9.55

Cost of investments in securities	$1,597,586
Cost of investments in Affiliates	$109,026
Cost of foreign currency held	$1,528
Proceeds received on short sales	$84,395
Cost or premiums of financial derivative instruments, net	$1,625

* Includes repurchase agreements of:	$247,603

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Low Duration Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$31,961
Dividends from Investments in Affiliates	2,446
Total Income	34,407

Expenses:

Investment advisory fees	1,745
Supervisory and administrative fees	1,744
Distribution and/or servicing fees - Administrative Class	501
Distribution and/or servicing fees - Advisor Class	891
Trustee fees	24
Interest expense	156
Total Expenses	5,061

Net Investment Income (Loss)	29,346

Net Realized Gain (Loss):

Investments in securities	(3,908)
Investments in Affiliates	(5)
Exchange-traded or centrally cleared financial derivative instruments	(9,512)
Over the counter financial derivative instruments	360
Short sales	27
Foreign currency	(161)

Net Realized Gain (Loss)	(13,199)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(4,162)
Investments in Affiliates	354
Exchange-traded or centrally cleared financial derivative instruments	2,928
Over the counter financial derivative instruments	4,816
Foreign currency assets and liabilities	(4)

Net Change in Unrealized Appreciation (Depreciation)	3,932

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,079

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Low Duration Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$29,346	$55,918
Net realized gain (loss)	(13,199)	(19,639)
Net change in unrealized appreciation (depreciation)	3,932	34,543

Net Increase (Decrease) in Net Assets Resulting from Operations	20,079	70,822

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(297)	(459)
Administrative Class	(13,289)	(23,661)
Advisor Class	(13,825)	(23,520)

Tax basis return of capital
Institutional Class	0	(49)
Administrative Class	0	(2,651)
Advisor Class	0	(2,710)

Total Distributions(a)	(27,411)	(53,050)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(26,142)	(194,818)

Total Increase (Decrease) in Net Assets	(33,474)	(177,046)

Net Assets:

Beginning of period	1,430,958	1,608,004
End of period	$1,397,484	$1,430,958

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 112.4%

CORPORATE BONDS & NOTES 17.6%

BANKING & FINANCE 12.7%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$2,200	$2,223

Abu Dhabi Developmental Holding Co. PJSC
5.375% due 05/08/2029		1,800	1,830

American Honda Finance Corp.
5.000% due 05/23/2025		3,300	3,288
6.025% due 01/10/2025 •		3,100	3,106

Athene Global Funding
4.823% due 02/23/2027 ~	EUR	1,900	2,038

Banco Santander SA
3.496% due 03/24/2025		$4,600	4,533

Bank of Nova Scotia
5.450% due 06/12/2025		3,500	3,494

Barclays PLC
2.852% due 05/07/2026 •		5,100	4,973
5.304% due 08/09/2026 •		4,500	4,471

BPCE SA
5.975% due 01/18/2027 •		2,100	2,102
6.612% due 10/19/2027 •		5,000	5,079

Cape Lookout Re Ltd.
14.945% (T-BILL 3MO + 9.590%) due 03/28/2029 ~		1,500	1,461

Capital One Financial Corp.
2.636% due 03/03/2026 •		300	294
4.985% due 07/24/2026 •		4,100	4,065

Citibank NA
5.438% due 04/30/2026		2,500	2,510

Citigroup, Inc.
6.054% (SOFRRATE + 0.694%) due 01/25/2026 ~		2,124	2,126

Credit Suisse AG
3.390% due 12/05/2025	EUR	1,900	2,034

Danske Bank AS
5.427% due 03/01/2028 •		$2,400	2,402

Deutsche Bank AG
6.586% (SOFRRATE + 1.219%) due 11/16/2027 ~		4,600	4,621

Ford Motor Credit Co. LLC
5.800% due 03/05/2027		1,900	1,901

GA Global Funding Trust
0.800% due 09/13/2024		4,800	4,747

General Motors Financial Co., Inc.
5.400% due 05/08/2027		3,600	3,599

Goldman Sachs Bank USA
6.119% (SOFRRATE + 0.750%) due 05/21/2027 ~		1,400	1,401

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		4,100	4,103

HSBC Holdings PLC
6.161% due 03/09/2029 •		5,300	5,423

HSBC USA, Inc.
5.625% due 03/17/2025		1,700	1,701

ING Groep NV
3.869% due 03/28/2026 •		4,500	4,435

JPMorgan Chase & Co.
5.571% due 04/22/2028 •		1,200	1,210
6.070% due 10/22/2027 •		3,000	3,053
6.139% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	5,010

Metropolitan Life Global Funding
4.050% due 08/25/2025		4,100	4,045

Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		3,100	3,098

Morgan Stanley
2.630% due 02/18/2026 •		8,100	7,942
6.374% (SOFRRATE + 1.020%) due 04/13/2028 ~		1,900	1,908

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Group PLC
7.472% due 11/10/2026 •	$3,100	$3,169

NatWest Markets PLC
3.479% due 03/22/2025	4,500	4,432

Pricoa Global Funding
4.200% due 08/28/2025	3,000	2,956

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •	3,200	3,244

Standard Chartered PLC
1.822% due 11/23/2025 •	5,000	4,920
6.299% (SOFRRATE + 0.930%) due 11/23/2025 ~	5,000	5,005

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025	5,300	5,090
5.464% due 01/13/2026	3,000	3,001

Swedbank AB
5.337% due 09/20/2027	4,100	4,087

Synchrony Bank
5.400% due 08/22/2025	4,300	4,269

Toyota Motor Credit Corp.
5.860% due 08/22/2024 •	4,000	4,002

UBS AG
3.700% due 02/21/2025	4,400	4,344
4.750% due 08/09/2024	4,100	4,095
5.800% due 09/11/2025	3,600	3,614

UBS Group AG
4.488% due 05/12/2026 •	3,300	3,262
6.373% due 07/15/2026 •	4,200	4,221
6.537% due 08/12/2033 •	250	262

Wells Fargo & Co.
3.908% due 04/25/2026 •	2,800	2,758

		176,957

INDUSTRIALS 3.4%

AbbVie, Inc.
4.800% due 03/15/2027	4,100	4,083

Amgen, Inc.
5.150% due 03/02/2028	283	283
5.250% due 03/02/2025	4,200	4,192

Campbell Soup Co.
5.300% due 03/20/2026	1,700	1,696

CommonSpirit Health
1.547% due 10/01/2025	4,900	4,656

Daimler Truck Finance North America LLC
6.121% (SOFRRATE + 0.750%) due 12/13/2024 ~	5,000	5,012

Equifax, Inc.
5.100% due 12/15/2027	4,000	3,984

Hyundai Capital America
5.875% due 04/07/2025	4,500	4,505
6.512% due 08/04/2025 •	2,600	2,611
6.854% (SOFRRATE + 1.500%) due 01/08/2027 ~	4,000	4,062

Las Vegas Sands Corp.
5.900% due 06/01/2027	3,400	3,419

Qorvo, Inc.
1.750% due 12/15/2024	4,600	4,510

Renesas Electronics Corp.
1.543% due 11/26/2024	5,000	4,910

		47,923

UTILITIES 1.5%

AES Corp.
1.375% due 01/15/2026	5,100	4,782

Enel Finance International NV
4.500% due 06/15/2025	4,300	4,244
6.800% due 10/14/2025	5,000	5,080

Georgia Power Co.
6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~	2,600	2,612

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
4.950% due 06/08/2025	$4,200	$4,164

		20,882

Total Corporate Bonds & Notes (Cost $247,213)		245,762

U.S. GOVERNMENT AGENCIES 30.7%

Fannie Mae
1.000% due 01/25/2043	23	19
2.080% due 10/01/2026	900	843
3.150% due 03/01/2026	2,800	2,707
3.590% due 12/01/2025	2,800	2,731
4.763% due 12/25/2042 ~	3	2
5.000% due 04/25/2033	2	2
5.152% due 12/01/2036 •	1	1
5.498% due 12/25/2036 •	13	13
5.775% due 09/01/2035 •	22	23
5.800% due 09/25/2042 - 03/25/2044 •	189	188
5.843% due 09/25/2049 •	269	267
5.953% due 07/01/2035 •	2	2
6.087% due 07/25/2037 •	48	47
6.104% due 12/25/2047 •	1,467	1,451
6.124% due 01/25/2051 •	1,455	1,456
6.313% due 06/01/2043 •	35	35
6.314% due 07/01/2042 •	16	16
6.336% due 05/01/2038 •	566	583
6.348% due 06/17/2027 •	3	3
6.364% due 09/01/2041 •	39	39
6.838% due 11/01/2035 •	9	9

Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	48,700	45,975
0.680% due 08/06/2025	18,800	17,909
0.800% due 10/28/2026 (g)	11,800	10,780
0.964% due 08/15/2044 •	802	778
3.000% due 01/01/2027	75	73
3.250% due 10/25/2063	3,511	3,468
3.456% due 04/25/2025 ~	1,500	1,473
3.590% due 01/25/2025 ~	5,664	5,604
4.000% due 12/01/2047 - 08/01/2048	2,306	2,152
5.000% due 06/01/2031	63	62
5.500% due 01/25/2047	1,991	1,965
5.720% due 08/25/2031 •	28	29
6.021% due 09/01/2035 •	15	15
6.224% due 12/15/2050 •	1,079	1,069
6.353% due 02/25/2045 •	61	58
6.500% due 07/25/2043	23	23
7.327% due 07/01/2035 •	9	9

Ginnie Mae
3.000% due 02/20/2030	87	84
3.500% due 10/20/2029	1,027	994
5.899% due 06/20/2065 •	477	477
5.957% due 10/20/2065 •	4,400	4,397
5.977% due 07/20/2063 •	344	344
5.983% due 02/20/2074 •	1,208	1,206
6.237% due 05/20/2066 •	437	437
6.283% due 09/20/2073 •	7,070	7,116
6.287% due 04/20/2066 •	3,492	3,493
6.493% due 11/20/2072 •	11,048	11,218
6.503% due 11/20/2072 •	12,539	12,743
6.525% due 07/20/2067 •	3,797	3,823
6.687% due 08/20/2070 •	3,792	3,883

Uniform Mortgage-Backed Security
2.500% due 01/01/2029	68	65
3.000% due 12/01/2026 - 04/01/2052	61,303	52,799
3.500% due 09/01/2030 - 12/01/2047	31,212	28,035
4.000% due 08/01/2044 - 08/01/2048	3,075	2,860
4.500% due 09/01/2024 - 08/01/2046	257	248
5.000% due 05/01/2027 - 06/01/2053	6,495	6,297
6.000% due 02/01/2033 - 01/01/2039	320	327
6.500% due 04/01/2036	41	42

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2054		$4,400	$3,597
4.000% due 07/01/2054		41,600	38,069
4.500% due 08/01/2039 - 07/01/2054		47,400	44,699
5.000% due 07/01/2054		93,350	90,229
5.500% due 08/01/2054		10,300	10,158

Total U.S. Government Agencies (Cost $444,890)			429,519

U.S. TREASURY OBLIGATIONS 18.5%

U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032		9,927	8,906
1.125% due 01/15/2033		9,262	8,573

U.S. Treasury Notes
2.875% due 05/15/2032		2,100	1,892
3.625% due 05/15/2026		151,600	148,529
3.875% due 01/15/2026		53,100	52,309
4.125% due 01/31/2025		30,000	29,793
4.875% due 04/30/2026		8,600	8,614

Total U.S. Treasury Obligations (Cost $262,559)			258,616

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%

Adjustable Rate Mortgage Trust
5.600% due 09/25/2035 ~		102	86

AOA Mortgage Trust
6.318% due 10/15/2038 •		3,320	3,123

Atrium Hotel Portfolio Trust
6.556% due 12/15/2036 •		3,614	3,540

Banc of America Funding Trust
5.020% due 01/20/2047 ~		70	59

Banc of America Mortgage Trust
5.457% due 08/25/2034 «~		90	87
6.650% due 07/25/2034 «~		78	72

Bear Stearns Adjustable Rate Mortgage Trust
4.805% due 01/25/2035 ~		844	793
5.125% due 01/25/2035 «~		23	18
5.277% due 07/25/2034 ~		49	44
5.700% due 01/25/2034 ~		4	3

Bear Stearns ALT-A Trust
5.780% due 02/25/2034 •		89	81

Bear Stearns Structured Products, Inc. Trust
4.200% due 12/26/2046 ~		142	108
5.159% due 01/26/2036 ~		178	131

BX Trust
6.078% due 04/15/2039 •		841	825

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.740% due 01/25/2035 •		4	4

Citigroup Mortgage Loan Trust
5.731% due 08/25/2035 ~		46	41
7.410% due 05/25/2035 «•		6	6

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •		4,700	4,629

Countrywide Alternative Loan Trust
6.000% due 10/25/2033		5	5

Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 ~		99	89
5.069% due 02/20/2035 «~		17	17
5.311% due 11/20/2034 «~		237	215
7.940% due 02/20/2036 •		135	119

CRSNT Commercial Mortgage Trust
6.264% due 04/15/2036 •		6,000	5,862

DBGS Mortgage Trust
6.221% due 06/15/2033 •		2,100	1,953
6.838% due 10/15/2036 •		100	97

DROP Mortgage Trust
6.593% due 10/15/2043 •		5,000	4,771

Eurosail PLC
6.303% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	3,261	4,120

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Alternative Mortgage Securities Trust
5.818% due 09/25/2034 «~		$59	$56

First Horizon Mortgage Pass-Through Trust
6.231% due 08/25/2035 ~		44	30

Formentera Issuer PLC
6.033% due 07/28/2047 •	GBP	2,229	2,820

Ginnie Mae
6.133% due 04/20/2072 •		$2,488	2,465
6.233% due 07/20/2073 •		1,912	1,919
6.233% due 08/20/2073 •		3,184	3,194
6.303% due 08/20/2073 •		1,615	1,626
6.333% due 05/20/2073 •		2,979	3,004
6.833% due 08/20/2071 •		1,734	1,766

GMAC Mortgage Corp. Loan Trust
3.651% due 11/19/2035 ~		20	17

Great Hall Mortgages PLC
5.763% due 06/18/2039 •		138	138

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~		4,302	3,564

GSR Mortgage Loan Trust
5.057% due 09/25/2035 ~		66	61
5.970% due 09/25/2034 ~		19	19

HarborView Mortgage Loan Trust
5.111% due 07/19/2035 ~		153	112
5.893% due 05/19/2035 •		28	26

Impac CMB Trust
6.460% due 07/25/2033 «•		4	4

InTown Mortgage Trust
7.818% due 08/15/2039 •		4,200	4,215

JP Morgan Mortgage Trust
5.750% due 01/25/2036		10	5

Merrill Lynch Mortgage Investors Trust
5.960% due 11/25/2035 •		23	22
6.120% due 09/25/2029 «•		32	31

Natixis Commercial Mortgage Securities Trust
6.393% due 08/15/2038 •		4,300	4,059

NYO Commercial Mortgage Trust
6.538% due 11/15/2038 •		4,400	4,234

OBX Trust
3.000% due 01/25/2052 ~		4,213	3,496

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.020% due 12/25/2035 •		142	136

PHHMC Pass - ThroughTrust
5.881% due 07/18/2035 «~		54	50

Prime Mortgage Trust
5.860% due 02/25/2034 •		1	1

Residential Funding Mortgage Securities, Inc. Trust
5.322% due 09/25/2035 ~		342	220

RESIMAC Premier
6.094% due 02/03/2053 •		4,651	4,643

Ripon Mortgages PLC
5.934% due 08/28/2056 •	GBP	5,672	7,170
6.384% due 08/28/2056 •		7,000	8,819

SFO Commercial Mortgage Trust
6.593% due 05/15/2038 •		$2,200	2,086

Structured Adjustable Rate Mortgage Loan Trust
4.825% due 08/25/2035 ~		50	42
6.553% due 01/25/2035 •		78	70
7.282% due 02/25/2034 ~		33	31

Structured Asset Mortgage Investments Trust
6.020% due 02/25/2036 •		35	28

Towd Point Mortgage Funding
6.583% due 07/20/2045 •	GBP	2,162	2,735

Waikiki Beach Hotel Trust
6.676% due 12/15/2033 •		$4,500	4,455

WaMu Mortgage Pass-Through Certificates Trust
6.000% due 12/25/2045 •		25	24
6.140% due 01/25/2045 •		179	169
6.553% due 06/25/2042 •		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $102,394)			98,464

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 14.7%

ACE Securities Corp. Home Equity Loan Trust
5.580% due 10/25/2036 •		$44	$16
6.360% due 12/25/2034 •		776	684
6.390% due 02/25/2036 •		2,280	2,089

Anchorage Capital CLO Ltd.
6.730% due 07/15/2032 •		5,000	5,004

Aqueduct European CLO DAC
4.537% due 07/20/2030 •	EUR	1,167	1,251

Arbor Realty Commercial Real Estate Notes Ltd.
6.793% due 11/15/2036 •		$4,300	4,297

AREIT Trust
6.583% due 01/20/2037 •		3,929	3,900

Ares CLO Ltd.
6.460% due 01/15/2029 •		1,353	1,354

Asset-Backed Securities Corp. Home Equity Loan Trust
7.093% due 03/15/2032 «•		16	16

Atlas Static Senior Loan Fund Ltd.
7.079% due 07/15/2030 •		2,593	2,604

Bank of America Auto Trust
5.830% due 05/15/2026		1,230	1,231

Barings CLO Ltd.
6.656% due 01/20/2032 •		3,880	3,887

BDS Ltd.
6.796% due 12/16/2036 •		4,529	4,515

Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		2,661	2,665
6.609% due 01/17/2032 •		3,025	3,031

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		5,500	5,475
6.023% due 07/15/2027 •		4,100	4,104

Carlyle Euro CLO DAC
4.718% due 08/15/2032 •	EUR	4,298	4,596

CarMax Auto Owner Trust
5.650% due 05/17/2027		$2,000	2,003

Carvana Auto Receivables Trust
5.420% due 04/10/2028		3,940	3,932

Chase Auto Owner Trust
5.480% due 04/26/2027		3,400	3,398
5.660% due 05/26/2027		2,100	2,101

Chesapeake Funding LLC
5.520% due 05/15/2036		3,391	3,391

CIFC Funding Ltd.
6.535% due 10/24/2030 •		3,169	3,173

Citibank Credit Card Issuance Trust
6.052% due 08/07/2027 •		2,100	2,110

Countrywide Asset-Backed Certificates Trust
6.160% due 12/25/2033 •		334	325

CQS U.S. CLO Ltd.
7.175% due 07/20/2031 •		3,087	3,095

Credit Suisse First Boston Mortgage Securities Corp.
5.099% due 01/25/2032 •		2	2

Dryden Senior Loan Fund
6.610% due 04/15/2029 •		3,105	3,108

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		2,333	2,310
5.760% due 10/22/2029		1,939	1,941

Exeter Automobile Receivables Trust
6.070% due 12/15/2025		715	715

Ford Auto Securitization Trust
6.027% due 07/15/2028	CAD	1,800	1,356

Ford Credit Auto Owner Trust
4.850% due 08/15/2035		$1,250	1,241
6.093% due 08/15/2025 •		165	165

Fortress Credit Investments Ltd.
7.185% due 02/23/2039 •		3,268	3,235

GE-WMC Mortgage Securities Trust
5.540% due 08/25/2036 «•		7	3

GM Financial Consumer Automobile Receivables Trust
5.723% due 03/16/2027 •		3,500	3,502

GPMT Ltd.
6.696% due 07/16/2035 •		2,601	2,574

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hertz Vehicle Financing LLC
3.730% due 09/25/2026		$4,500	$4,406

KREF Ltd.
6.789% due 02/17/2039 •		4,500	4,497

LCM Ltd.
6.425% due 07/20/2030 •		2,035	2,035

LoanCore Issuer Ltd.
6.883% due 01/17/2037 •		4,186	4,193

Lument Finance Trust, Inc.
6.613% due 06/15/2039 •		3,666	3,661

Madison Park Euro Funding DAC
4.706% due 07/15/2032 •	EUR	4,198	4,469

Massachusetts Educational Financing Authority
6.559% due 04/25/2038 •		$65	64

MF1 LLC
7.489% due 06/19/2037 •		4,300	4,307

MF1 Ltd.
6.689% due 02/19/2037 •		4,843	4,813

Morgan Stanley ABS Capital, Inc. Trust
5.710% due 05/25/2037 •		3,920	3,440

NovaStar Mortgage Funding Trust
5.780% due 05/25/2036 •		989	968

Oscar U.S. Funding LLC
2.820% due 04/10/2029		4,600	4,414

OZLM Ltd.
6.559% due 10/17/2029 •		1,864	1,866

Palmer Square European Loan Funding DAC
4.686% due 04/15/2031 •	EUR	2,462	2,638

PFP Ltd.
7.605% due 08/19/2035 •		$4,000	4,006

Ready Capital Mortgage Financing LLC
6.985% due 01/25/2037 •		3,658	3,652
7.812% due 06/25/2037 •		3,023	3,037

Residential Asset Securities Corp. Trust
6.345% due 01/25/2034 •		284	284

Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		445	445

SMB Private Education Loan Trust
3.940% due 02/16/2055		2,809	2,660
5.380% due 07/05/2053		1,000	1,001
5.670% due 11/15/2052		2,593	2,620
6.783% due 02/16/2055 •		2,809	2,829

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031		110	110

Sound Point CLO Ltd.
6.565% due 07/25/2030 •		1,529	1,530
6.566% due 10/20/2030 •		2,372	2,374

Steele Creek CLO Ltd.
6.656% due 04/21/2031 •		1,418	1,419

Stonepeak ABS
2.301% due 02/28/2033		2,339	2,172

Structured Asset Investment Loan Trust
6.165% due 03/25/2034 •		165	164

Structured Asset Securities Corp. Mortgage Loan Trust
6.080% due 05/25/2036 •		3,023	2,880

Synchrony Card Funding LLC
5.740% due 10/15/2029		4,400	4,453

Toro European CLO DAC
4.638% due 02/15/2034 •	EUR	5,400	5,789

Towd Point HE Trust
0.918% due 02/25/2063 ~		$804	772

TPG Real Estate Finance Issuer Ltd.
6.643% due 03/15/2038 •		3,275	3,255
6.979% due 02/15/2039 •		4,551	4,531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinitas CLO Ltd.
6.663% due 01/25/2034 •		$1,400	$1,404

TSTAT Ltd.
6.925% due 07/20/2031 •		2,683	2,687

Venture CLO Ltd.
6.576% due 07/20/2030 •		3,243	3,244

Veros Auto Receivables Trust
7.120% due 11/15/2028		1,134	1,138

VMC Finance LLC
6.546% due 06/16/2036 •		315	315

Voya CLO Ltd.
6.529% due 04/17/2030 •		2,188	2,191

Wind River CLO Ltd.
6.670% due 07/15/2031 •		4,800	4,803

Total Asset-Backed Securities (Cost $208,137)			205,935

SOVEREIGN ISSUES 2.2%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (b)	BRL	121,900	20,187

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$3,100	3,149

Korea Expressway Corp.
5.000% due 05/14/2027		2,000	1,999

Korea Housing Finance Corp.
4.875% due 08/27/2027		1,300	1,296

Poland Government International Bond
4.625% due 03/18/2029		3,850	3,806

Total Sovereign Issues (Cost $31,028)			30,437

SHORT-TERM INSTRUMENTS 21.6%

COMMERCIAL PAPER 3.9%

Alimentation Couche-Tard, Inc.
5.510% due 07/16/2024		3,900	3,889
5.510% due 07/17/2024		400	399
5.520% due 07/02/2024		950	949
5.560% due 07/09/2024		350	349

Bacardi-Martini BV
5.830% due 08/15/2024		250	248

Campbell Soup Co.
5.550% due 08/01/2024		400	398

Canadian Natural Resources Ltd.
5.850% due 07/25/2024 (a)		1,650	1,644

Constellation Brands, Inc.
5.650% due 07/26/2024		250	249
5.650% due 07/30/2024		250	249

Crown Castle, Inc.
5.840% due 07/30/2024		2,550	2,537
5.840% due 08/01/2024		1,700	1,691

Discovery Communications LLC
6.000% due 07/15/2024 (a)		6,350	6,332

Entergy Corp.
5.550% due 07/25/2024		350	349
5.550% due 08/01/2024		1,800	1,791

Global Payments, Inc.
6.030% due 07/18/2024		300	299

Huntington Ingalls Industries, Inc.
5.880% due 07/02/2024		3,850	3,848

Intel Corp.
5.500% due 07/23/2024		2,500	2,491
5.520% due 07/08/2024		1,850	1,847
5.520% due 07/09/2024		2,550	2,546

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intercontinental Exchange, Inc.
5.510% due 07/15/2024	$400	$399
5.510% due 07/19/2024	300	299

L3Harris Technologies, Inc.
5.520% due 07/24/2024	1,400	1,394

Marathon Oil Corp.
5.830% due 07/05/2024	950	949

NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	1,650	1,647
5.570% due 07/09/2024	1,250	1,248
5.570% due 07/10/2024	2,500	2,495
5.570% due 08/12/2024	600	596
5.580% due 08/12/2024	850	844

Penske Truck Leasing Co. LP
5.500% due 07/09/2024	300	299
5.530% due 07/12/2024	3,550	3,542

Southern California Edison Co.
5.600% due 07/02/2024	250	250
5.600% due 07/12/2024 (a)	1,200	1,197
5.600% due 07/18/2024 (a)	250	249

Targa Resources Corp.
6.000% due 07/19/2024	1,300	1,296
6.000% due 07/26/2024	4,500	4,479

VW Credit, Inc.
5.530% due 07/08/2024	450	449

		53,737

REPURCHASE AGREEMENTS (e) 17.7%
		247,603

Total Short-Term Instruments (Cost $301,365)		301,340

Total Investments in Securities (Cost $1,597,586)		1,570,073

	SHARES
INVESTMENTS IN AFFILIATES 7.8%

SHORT-TERM INSTRUMENTS 7.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%

PIMCO Short Asset Portfolio	6,019,334	58,713

PIMCO Short-Term Floating NAV Portfolio III	5,182,852	50,424

Total Short-Term Instruments (Cost $109,026)		109,137

Total Investments in Affiliates (Cost $109,026)		109,137

Total Investments 120.2% (Cost $1,706,612)		$1,679,210

Financial Derivative Instruments (f)(h) 0.3% (Cost or Premiums, net $1,625)		3,697

Other Assets and Liabilities, net (20.5)%		(285,423)

Net Assets 100.0%		$1,397,484

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Restricted Securities.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.400%	06/28/2024	07/01/2024	$113,400	U.S. Treasury Notes 4.250% due 12/31/2025	$(113,316)	$113,400	$113,451
DEU	5.410	07/01/2024	07/02/2024	100	U.S. Treasury Notes 1.375% due 11/15/2031	(103)	100	100
FICC	2.600	06/28/2024	07/01/2024	603	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(615)	603	603
SAL	5.270	06/28/2024	07/01/2024	2,000	U.S. Treasury Notes 4.875% due 11/30/2025	(2,048)	2,000	2,001
	5.400	06/28/2024	07/01/2024	17,800	U.S. Treasury Notes 0.750% due 03/31/2026	(18,182)	17,800	17,808
	5.410	07/01/2024	07/02/2024	113,700	U.S. Treasury Notes 5.000% due 09/30/2025	(117,369)	113,700	113,700

Total Repurchase Agreements						$(251,633)	$247,603	$247,663

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.0)%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2054	$63,100	$(54,143)	$(53,734)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2054	34,500	(30,252)	(30,543)

Total Short Sales (6.0)%				$(84,395)	$(84,277)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$113,451	$0	$0	$113,451	$(113,316)	$135
DEU	100	0	0	100	(103)	(3)
FICC	603	0	0	603	(615)	(12)
SAL	133,509	0	0	133,509	(137,599)	(4,090)

Total Borrowings and Other Financing Transactions	$247,663	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(92) at a weighted average interest rate of 5.337%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	4,244	$866,704	$1,351	$0	$(99)
U.S. Treasury 5-Year Note September Futures	09/2024	865	92,190	575	0	(95)

				$1,926	$0	$(194)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Japan Government 10-Year Bond September Futures	09/2024	11	$(9,767)	$14	$38	$(12)
U.S. Treasury 10-Year Note September Futures	09/2024	711	(78,199)	(778)	189	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	1,064	(120,797)	(1,362)	516	0

				$(2,126)	$743	$(12)

Total Futures Contracts				$(200)	$743	$(206)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	0.266%	$4,900	$223	$(105)	$118	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	12,500	$132	$(70)	$62	$0	$(17)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	1,640,000	201	(314)	(113)	0	(13)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		1,000,000	5	427	432	26	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		580,000	28	700	728	19	0
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024	$	33,600	(94)	(161)	(255)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024		17,650	0	(128)	(128)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		7,800	(61)	(136)	(197)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		10,300	(81)	(179)	(260)	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	10/15/2025		27,900	46	28	74	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025		15,000	(5)	17	12	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026		79,900	473	199	672	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		31,500	(120)	(1,812)	(1,932)	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		2,500	(5)	(42)	(47)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		21,100	0	307	307	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		7,200	(17)	(70)	(87)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		3,400	(8)	(27)	(35)	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		16,000	36	75	111	35	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		5,700	(20)	(221)	(241)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		2,000	(6)	(58)	(64)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		2,000	(6)	(46)	(52)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		13,000	0	387	387	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		2,600	0	71	71	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		1,700	0	42	42	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		1,400	0	34	34	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		5,900	0	138	138	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		2,700	0	63	63	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		5,600	0	121	121	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		3,700	0	77	77	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		2,100	0	43	43	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		12,230	1,262	676	1,938	58	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.095	Annual	02/18/2035		5,400	0	(104)	(104)	36	0
Pay	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024	NZD	135,800	(27)	713	686	0	(10)

							$1,733	$750	$2,483	$322	$(128)

Total Swap Agreements							$1,956	$645	$2,601	$323	$(128)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$743	$323	$1,066	$0	$(206)	$(128)	$(334)

(g)

Securities with an aggregate market value of $1,324 and cash of $19,533 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024		$260	NZD	425	$0	$(1)
	08/2024	NZD	425		$260	1	0

BPS	07/2024	CAD	6,639		4,864	11	0
	07/2024	GBP	23,917		30,552	318	0
	07/2024		$1,039	JPY	161,500	0	(35)
	09/2024	CNH	295		$41	0	0

BRC	07/2024		$1,055	GBP	830	0	(5)
	09/2024	MXN	1,203		$64	0	(1)

BSH	07/2024	BRL	51,700		10,240	991	0
	07/2024		$9,300	BRL	51,700	0	(52)

CBK	07/2024	BRL	24,107		$4,337	24	0
	07/2024		$4,424	BRL	24,107	0	(112)
	08/2024	BRL	24,188		$4,424	113	0

DUB	08/2024		$8,047	BRL	42,839	0	(412)

FAR	07/2024	EUR	22,069		$24,037	402	0
	07/2024	NZD	1,860		1,146	13	0
	07/2024		$498	NZD	816	0	(1)
	08/2024	NZD	816		$498	1	0

GLM	07/2024	BRL	111,400		20,966	1,038	0
	07/2024		$20,592	BRL	111,400	0	(663)
	07/2024		27	MYR	126	0	0
	07/2024	ZAR	3,451		$189	0	(1)
	04/2025	BRL	120,100		21,526	702	0

JPM	07/2024		41,658		8,003	550	0
	07/2024		$7,500	BRL	41,658	0	(48)
	07/2024		4,104	GBP	3,240	0	(8)
	07/2024	ZAR	6,537		$355	0	(4)
	09/2024		$4,117	BRL	22,505	0	(120)
	10/2024	CNH	547		$76	1	0
	04/2025	BRL	1,800		320	8	0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	07/2024	GBP	113		$143	$1	$0
	07/2024	JPY	141,310		904	25	0
	07/2024		$4,852	CAD	6,643	4	0
	08/2024	CAD	6,639		$4,852	0	(4)

RBC	07/2024		$25,311	GBP	19,960	0	(80)
	08/2024	GBP	19,960		$25,316	80	0

SCX	07/2024		$27,571	EUR	25,734	0	(11)
	08/2024	EUR	25,734		$27,612	12	0
	09/2024	CNH	139		19	0	0

SSB	07/2024	EUR	3,665		3,976	51	0

TOR	07/2024		$379	NZD	619	0	(2)
	08/2024	NZD	619		$379	2	0

UAG	07/2024		$46	ILS	172	0	(1)

Total Forward Foreign Currency Contracts						$4,348	$(1,561)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	10/31/2024	29,900	$25	$50

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	10/10/2024	55,800	33	39
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	40,700	0	45
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	12/03/2024	29,500	0	32
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	35,100	0	33
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	3,600	0	4
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	13,500	0	17
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	13,500	0	16

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.000	07/08/2025	159,800	192	220

Total Purchased Options							$250	$456

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700%	07/04/2024	3,700	$(6)	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	3,700	(6)	(1)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	1,600	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	1,600	(6)	(8)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	800	(3)	0

GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	7,500	(15)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	7,500	(15)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	4,900	(16)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	4,900	(16)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	3,300	(12)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	3,300	(12)	(21)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	11/29/2024	4,500	0	(41)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	12/03/2024	3,300	0	(28)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	3,900	0	(27)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	400	0	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	1,500	0	(15)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	1,500	0	(13)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	3,500	(9)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	3,500	(9)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	1,300	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	1,300	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	1,600	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	1,600	(6)	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	2,500	(6)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	1,000	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	1,000	(4)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	2,500	(6)	(11)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740%	07/15/2024	100	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	100	0	0

ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	500	(2)	(2)

Total Written Options							$(174)	$(237)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.185%	$800	$(38)	$34	$0	$(4)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	200	(18)	15	0	(3)

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	2,400	(117)	115	0	(2)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	900	(32)	28	0	(4)

MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	1,400	(50)	43	0	(7)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	1,700	(152)	131	0	(21)

Total Swap Agreements							$(407)	$366	$0	$(41)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$1	$0	$0	$1	$(1)	$0	$0	$(1)	$0	$0	$0
BPS	329	0	0	329	(35)	0	(7)	(42)	287	(330)	(43)
BRC	0	0	0	0	(6)	(2)	0	(8)	(8)	0	(8)
BSH	991	0	0	991	(52)	0	0	(52)	939	0	939
BSS	0	0	0	0	0	0	0	0	0	(890)	(890)
CBK	137	0	0	137	(112)	(13)	(6)	(131)	6	0	6
DUB	0	50	0	50	(412)	0	0	(412)	(362)	0	(362)
FAR	416	0	0	416	(1)	(3)	0	(4)	412	(270)	142
GLM	1,740	186	0	1,926	(664)	(184)	0	(848)	1,078	(860)	218
JPM	559	0	0	559	(180)	(7)	0	(187)	372	(267)	105
MBC	30	0	0	30	(4)	0	0	(4)	26	0	26
MYC	0	220	0	220	0	(25)	(28)	(53)	167	(270)	(103)
RBC	80	0	0	80	(80)	0	0	(80)	0	0	0
SCX	12	0	0	12	(11)	0	0	(11)	1	0	1
SSB	51	0	0	51	0	0	0	0	51	0	51
TOR	2	0	0	2	(2)	0	0	(2)	0	0	0
UAG	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
ULO	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)

Total Over the Counter	$4,348	$456	$0	$4,804	$(1,561)	$(237)	$(41)	$(1,839)

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$743	$743
Swap Agreements	0	1	0	0	322	323

	$0	$1	$0	$0	$1,065	$1,066

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,348	$0	$4,348
Purchased Options	0	0	0	0	456	456

	$0	$0	$0	$4,348	$456	$4,804

	$0	$1	$0	$4,348	$1,521	$5,870

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$206	$206
Swap Agreements	0	0	0	0	128	128

	$0	$0	$0	$0	$334	$334

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,561	$0	$1,561
Written Options	0	0	0	0	237	237
Swap Agreements	0	41	0	0	0	41

	$0	$41	$0	$1,561	$237	$1,839

	$0	$41	$0	$1,561	$571	$2,173

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$139	$139
Futures	0	0	0	0	(8,796)	(8,796)
Swap Agreements	0	125	0	0	(980)	(855)

	$0	$125	$0	$0	$(9,637)	$(9,512)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(212)	$0	$(212)
Purchased Options	0	0	0	0	183	183
Written Options	0	0	0	0	352	352
Swap Agreements	0	37	0	0	0	37

	$0	$37	$0	$(212)	$535	$360

	$0	$162	$0	$(212)	$(9,102)	$(9,152)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,536	$1,536
Swap Agreements	0	(97)	0	0	1,489	1,392

	$0	$(97)	$0	$0	$3,025	$2,928

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,694	$0	$4,694
Purchased Options	0	0	0	0	206	206
Written Options	0	0	0	0	(35)	(35)
Swap Agreements	0	(49)	0	0	0	(49)

	$0	$(49)	$0	$4,694	$171	$4,816

	$0	$(146)	$0	$4,694	$3,196	$7,744

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)	June 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$176,957	$0	$176,957
Industrials	0	47,923	0	47,923
Utilities	0	20,882	0	20,882
U.S. Government Agencies	0	429,519	0	429,519
U.S. Treasury Obligations	0	258,616	0	258,616
Non-Agency Mortgage-Backed Securities	0	97,908	556	98,464
Asset-Backed Securities	0	205,916	19	205,935
Sovereign Issues	0	30,437	0	30,437
Short-Term Instruments
Commercial Paper	1,644	52,093	0	53,737
Repurchase Agreements	0	247,603	0	247,603

	$1,644	$1,567,854	$575	$1,570,073

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$109,137	$0	$0	$109,137

Total Investments	$110,781	$1,567,854	$575	$1,679,210

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(84,277)	$0	$(84,277)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	38	1,028	0	1,066
Over the counter	0	4,804	0	4,804

	$38	$5,832	$0	$5,870

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(322)	0	(334)
Over the counter	0	(1,839)	0	(1,839)

	$(12)	$(2,161)	$0	$(2,173)

Total Financial Derivative Instruments	$26	$3,671	$0	$3,697

Totals	$110,807	$1,487,248	$575	$1,598,630

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Low Duration Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in

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Notes to Financial Statements	(Cont.)

unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered

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in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all

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Notes to Financial Statements	(Cont.)

Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another

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class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate

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Notes to Financial Statements	(Cont.)

deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$56,786	$1,585	$0	$0	$342	$58,713	$1,592	$0

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Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$40	$121,077	$(70,700)	$(5)	$12	$50,424	$854	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (”TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans.

The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools

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Notes to Financial Statements	(Cont.)

created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are

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pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation

(collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a

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Notes to Financial Statements	(Cont.)

security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value

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may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront

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Notes to Financial Statements	(Cont.)

premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result

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in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield

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Notes to Financial Statements	(Cont.)

securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses

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Notes to Financial Statements	(Cont.)

incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1

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Notes to Financial Statements	(Cont.)

under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

38	PIMCO VARIABLE INSURANCE TRUST

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Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$2,006,445	$1,967,353	$64,162	$99,968

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	143	$1,373	541	$5,143

Administrative Class	3,748	35,829	9,887	93,721

Advisor Class	4,782	45,734	7,100	67,402
Issued as reinvestment of distributions

Institutional Class	31	297	54	508

Administrative Class	1,391	13,289	2,767	26,250

Advisor Class	1,448	13,825	2,765	26,230
Cost of shares redeemed

Institutional Class	(284)	(2,732)	(211)	(2,007)

Administrative Class	(6,637)	(63,430)	(29,271)	(277,240)

Advisor Class	(7,357)	(70,327)	(14,226)	(134,825)

Net increase (decrease) resulting from Portfolio share transactions	(2,735)	$(26,142)	(20,594)	$(194,818)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 54% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

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Notes to Financial Statements	(Cont.)	June 30, 2024	(Unaudited)

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$63,314	$50,045

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$1,625,042	$14,582	$(38,131)	$(23,549)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

40	PIMCO VARIABLE INSURANCE TRUST

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	RYL	NatWest Markets Plc

BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank

BSS	Banco Santander S.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	ULO	UBS AG London

DEU	Deutsche Bank Securities, Inc.	RBC	Royal Bank of Canada

Currency Abbreviations:

BRL	Brazilian Real	GBP	British Pound	MYR	Malaysian Ringgit

CAD	Canadian Dollar	ILS	Israeli Shekel	NZD	New Zealand Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	USD (or $)	United States Dollar

EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BP0003M	3 Month GBP-LIBOR	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

MUTKCALM	Tokyo Overnight Average Rate	SOFRINDX	Secured Overnight Financing Rate Index

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	TBA	To-Be-Announced

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	41

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT14FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Long-Term U.S. Government Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Long-Term U.S. Government Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well- diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests.

For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Long-Term U.S. Government Portfolio	04/30/99	04/10/00	04/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Long-Term U.S. Government Portfolio	(Cont.)

required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Long-Term U.S. Government Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2024 - 06/30/2024+	$7.95	$0.11	$(0.46)	$(0.35)	$(0.11)	$0.00	$(0.11)

12/31/2023	7.83	0.20	0.12	0.32	(0.20)	0.00	(0.20)

12/31/2022	11.24	0.22	(3.43)	(3.21)	(0.20)	0.00	(0.20)

12/31/2021	14.77	0.21	(1.01)	(0.80)	(0.21)	(2.52)	(2.73)

12/31/2020	12.90	0.26	2.02	2.28	(0.28)	(0.13)	(0.41)

12/31/2019	11.62	0.27	1.29	1.56	(0.28)	0.00	(0.28)
Administrative Class

01/01/2024 - 06/30/2024+	7.95	0.10	(0.46)	(0.36)	(0.10)	0.00	(0.10)

12/31/2023	7.83	0.18	0.13	0.31	(0.19)	0.00	(0.19)

12/31/2022	11.24	0.18	(3.40)	(3.22)	(0.19)	0.00	(0.19)

12/31/2021	14.77	0.19	(1.01)	(0.82)	(0.19)	(2.52)	(2.71)

12/31/2020	12.90	0.24	2.01	2.25	(0.25)	(0.13)	(0.38)

12/31/2019	11.62	0.25	1.29	1.54	(0.26)	0.00	(0.26)
Advisor Class

01/01/2024 - 06/30/2024+	7.95	0.10	(0.46)	(0.36)	(0.10)	0.00	(0.10)

12/31/2023	7.83	0.18	0.12	0.30	(0.18)	0.00	(0.18)

12/31/2022	11.24	0.17	(3.40)	(3.23)	(0.18)	0.00	(0.18)

12/31/2021	14.77	0.18	(1.01)	(0.83)	(0.18)	(2.52)	(2.70)

12/31/2020	12.90	0.23	2.01	2.24	(0.24)	(0.13)	(0.37)

12/31/2019	11.62	0.24	1.29	1.53	(0.25)	0.00	(0.25)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses in the Notes to Financial Statements for additional information on how the Portfolio’s expenses are calculated.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.49	(4.44)%	$57,226	2.465	%*	2.465	%*	0.475	%*	0.475	%*	2.86	%*	79%

7.95	4.14	59,172	1.855		1.855		0.475		0.475		2.52		170

7.83	(28.77)	50,100	1.125	(e)	1.125	(e)	0.475	(e)	0.475	(e)	2.47		151

11.24	(4.64)	14,634	0.505		0.505		0.475		0.475		1.70		69

14.77	17.57	50,914	0.695		0.695		0.475		0.475		1.76		251

12.90	13.49	39,140	0.595		0.595		0.475		0.475		2.17		129

7.49	(4.51)	348,723	2.615	*	2.615	*	0.625	*	0.625	*	2.71	*	79

7.95	3.99	365,838	2.005		2.005		0.625		0.625		2.34		170

7.83	(28.87)	350,822	1.135		1.135		0.625		0.625		2.01		151

11.24	(4.78)	478,236	0.655		0.655		0.625		0.625		1.57		69

14.77	17.39	500,164	0.845		0.845		0.625		0.625		1.61		251

12.90	13.32	407,059	0.745		0.745		0.625		0.625		2.01		129

7.49	(4.56)	43,051	2.715	*	2.715	*	0.725	*	0.725	*	2.61	*	79

7.95	3.88	44,172	2.105		2.105		0.725		0.725		2.25		170

7.83	(28.95)	38,630	1.235		1.235		0.725		0.725		1.92		151

11.24	(4.88)	47,344	0.755		0.755		0.725		0.725		1.47		69

14.77	17.28	39,831	0.945		0.945		0.725		0.725		1.50		251

12.90	13.21	25,866	0.845		0.845		0.725		0.725		1.92		129

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Long-Term U.S. Government Portfolio	June 30, 2024 (Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$792,428
Investments in Affiliates	14,365
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,146
Deposits with counterparty	5,526
Receivable for investments sold	425,146
Receivable for TBA investments sold	53,057
Receivable for Portfolio shares sold	392
Interest and/or dividends receivable	4,563
Dividends receivable from Affiliates	57
Total Assets	1,296,680

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$593,949
Payable for short sales	82
Financial Derivative Instruments
Exchange-traded or centrally cleared	287
Over the counter	54
Payable for investments purchased	139,800
Payable for investments in Affiliates purchased	63
Payable for TBA investments purchased	112,296
Deposits from counterparty	884
Payable for Portfolio shares redeemed	51
Accrued investment advisory fees	78
Accrued supervisory and administrative fees	87
Accrued distribution fees	8
Accrued servicing fees	41
Total Liabilities	847,680

Commitments and Contingent Liabilities^

Net Assets	$449,000

Net Assets Consist of:

Paid in capital	$680,692
Distributable earnings (accumulated loss)	(231,692)

Net Assets	$449,000

Net Assets:

Institutional Class	$57,226
Administrative Class	348,723
Advisor Class	43,051

Shares Issued and Outstanding:

Institutional Class	7,641
Administrative Class	46,562
Advisor Class	5,748

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.49
Administrative Class	7.49
Advisor Class	7.49

Cost of investments in securities	$917,810
Cost of investments in Affiliates	$14,679
Proceeds received on short sales	$83
Cost or premiums of financial derivative instruments, net	$427

* Includes repurchase agreements of:	$140,011

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Long-Term U.S. Government Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$11,354
Dividends from Investments in Affiliates	472
Total Income	11,826

Expenses:

Investment advisory fees	500
Supervisory and administrative fees	556
Distribution and/or servicing fees - Administrative Class	260
Distribution and/or servicing fees - Advisor Class	53
Trustee fees	7
Interest expense	4,412
Total Expenses	5,788

Net Investment Income (Loss)	6,038

Net Realized Gain (Loss):

Investments in securities	(15,653)
Investments in Affiliates	(7)
Exchange-traded or centrally cleared financial derivative instruments	365
Over the counter financial derivative instruments	299

Net Realized Gain (Loss)	(14,996)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(17,851)
Investments in Affiliates	79
Exchange-traded or centrally cleared financial derivative instruments	5,438
Over the counter financial derivative instruments	13

Net Change in Unrealized Appreciation (Depreciation)	(12,321)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(21,279)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$6,038	$10,460
Net realized gain (loss)	(14,996)	(44,360)
Net change in unrealized appreciation (depreciation)	(12,321)	52,239

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,279)	18,339

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(794)	(1,256)
Administrative Class	(4,696)	(8,477)
Advisor Class	(552)	(903)

Total Distributions(a)	(6,042)	(10,636)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	7,139	21,927

Total Increase (Decrease) in Net Assets	(20,182)	29,630

Net Assets:

Beginning of period	469,182	439,552
End of period	$449,000	$469,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Cash Flows	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(21,279)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(571,770)
Proceeds from sales of long-term securities	499,996
(Purchases) Proceeds from sales of short-term portfolio investments, net	23,933
(Increase) decrease in deposits with counterparty	(342)
(Increase) decrease in receivable for investments sold	102,858
(Increase) decrease in interest and/or dividends receivable	(659)
(Increase) decrease in dividends receivable from Affiliates	6
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	5,328
Proceeds from (Payments on) over the counter financial derivative instruments	282
Increase (decrease) in payable for investments purchased	(18,924)
Increase (decrease) in deposits from counterparty	(12,506)
Increase (decrease) in accrued investment advisory fees	(13)
Increase (decrease) in accrued supervisory and administrative fees	(14)
Increase (decrease) in accrued distribution fees	(1)
Increase (decrease) in accrued servicing fees	(6)
Proceeds from (Payments on) short sales transactions, net	1
Net Realized (Gain) Loss
Investments in securities	15,653
Investments in Affiliates	7
Exchange-traded or centrally cleared financial derivative instruments	(365)
Over the counter financial derivative instruments	(299)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	17,851
Investments in Affiliates	(79)
Exchange-traded or centrally cleared financial derivative instruments	(5,438)
Over the counter financial derivative instruments	(13)
Net amortization (accretion) on investments	(1,003)

Net Cash Provided by (Used for) Operating Activities	33,204

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	28,152
Payments on shares redeemed	(27,434)
Cash distributions paid*	0
Proceeds from sale-buyback transactions	2,813,323
Payments on sale-buyback transactions	(2,847,246)

Net Cash Received from (Used for) Financing Activities	(33,205)

Net Increase (Decrease) in Cash and Foreign Currency	(1)

Cash and Foreign Currency:

Beginning of period	1
End of period	$0

* Reinvestment of distributions	$6,042

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$4,466

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.5%

CORPORATE BONDS & NOTES 0.1%

INDUSTRIALS 0.1%

Vessel Management Services, Inc.
3.432% due 08/15/2036	$396	$345

Total Corporate Bonds & Notes (Cost $396)		345

U.S. GOVERNMENT AGENCIES 17.7%

Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	1,889
3.000% due 09/25/2046	2,264	1,680
3.580% due 08/01/2030	1,700	1,585
3.600% due 02/01/2040	1,209	1,111
4.250% due 05/25/2037	104	90
5.000% due 04/25/2032 - 08/25/2033	128	126
5.500% due 12/25/2035	37	37
5.958% due 01/01/2033 •	2	2
6.080% due 09/01/2028	64	68
6.087% due 07/25/2037 •	3	3
6.500% due 07/25/2031	18	18

Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	1,907
0.000% due 12/15/2042 •	248	189
3.000% due 04/15/2053	1,244	986
3.500% due 01/15/2048	628	549
4.000% due 06/15/2032 - 09/15/2044	4,546	4,303
4.208% due 03/25/2036 ~	148	135
5.172% due 01/25/2036 ~	129	123
5.500% due 02/15/2034	90	91
5.638% due 10/15/2043 •	812	793
5.848% due 01/15/2033 •	2	2
6.353% due 10/25/2044 •	260	235
6.750% due 03/15/2031	100	113
7.000% due 12/01/2031	2	2

Ginnie Mae
3.500% due 01/20/2044	643	576
4.000% due 08/20/2030 •	1	1
6.000% due 08/20/2033	272	273

Ginnie Mae, TBA
4.000% due 07/01/2054	7,300	6,747
4.500% due 08/01/2054	1,700	1,617

Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	600	495
0.000% due 01/15/2030 (b)	2,500	1,934

Tennessee Valley Authority STRIPS
0.000% due 05/01/2030 (b)	800	607

U.S. Small Business Administration
5.290% due 12/01/2027	16	16

Uniform Mortgage-Backed Security
2.500% due 11/01/2046	110	93
4.000% due 08/01/2048	5	5

Uniform Mortgage-Backed Security, TBA
4.500% due 08/01/2054	10,700	10,091
5.000% due 08/01/2054	7,600	7,345
5.500% due 08/01/2054	18,000	17,752
6.000% due 08/01/2054	14,600	14,636
6.500% due 08/01/2054	1,100	1,119

Total U.S. Government Agencies (Cost $81,470)		79,344

U.S. TREASURY OBLIGATIONS 122.5%

U.S. Treasury Bonds
1.125% due 05/15/2040	12,820	7,894
1.125% due 08/15/2040 (e)	102,880	62,680
1.375% due 11/15/2040 (e)	21,220	13,398
1.750% due 08/15/2041	3,300	2,182
1.875% due 02/15/2041 (e)	22,200	15,199
1.875% due 02/15/2051	2,650	1,548
2.000% due 11/15/2041	7,900	5,430
2.000% due 02/15/2050 (e)	36,908	22,423

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.250% due 05/15/2041 (e)	$14,200	$10,279
2.250% due 02/15/2052	400	255
2.375% due 02/15/2042	6,500	4,734
2.500% due 02/15/2045	450	321
2.500% due 02/15/2046	3,680	2,594
2.750% due 11/15/2042	5,600	4,293
2.875% due 05/15/2049 (g)	1,550	1,145
2.875% due 05/15/2052	400	293
3.000% due 11/15/2044	540	422
3.000% due 05/15/2045	470	365
3.000% due 11/15/2045	10,100	7,824
3.000% due 08/15/2048	10,980	8,333
3.000% due 02/15/2049 (e)	65,070	49,301
3.000% due 08/15/2052 (e)	13,900	10,460
3.125% due 11/15/2041 (e)	25,610	21,107
3.125% due 08/15/2044	440	352
3.125% due 05/15/2048	3,730	2,901
3.250% due 05/15/2042	1,000	832
3.375% due 08/15/2042 (e)	11,300	9,548
3.625% due 08/15/2043	2,400	2,086
3.625% due 05/15/2053 (e)	31,800	27,066
3.875% due 05/15/2043 (e)	15,600	14,080
4.000% due 11/15/2042 (e)	17,400	16,040
4.000% due 11/15/2052 (e)	84,340	76,850
4.375% due 05/15/2041 (e)	9,920	9,731
4.375% due 08/15/2043 (e)	11,700	11,297
4.750% due 02/15/2041	2,690	2,764
4.750% due 11/15/2043 (e)	28,710	29,100

U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032 (g)	3,280	2,841
0.625% due 07/15/2032	7,229	6,486
1.125% due 01/15/2033	8,188	7,579
1.750% due 01/15/2034 (e)(g)	9,383	9,109

U.S. Treasury Notes
2.875% due 08/15/2028	100	94
3.625% due 03/31/2030	200	193
3.750% due 05/31/2030	200	194
3.750% due 06/30/2030	400	387
4.000% due 02/28/2030	200	196
4.125% due 08/31/2030	200	197
4.250% due 02/28/2029 (e)	36,700	36,542
4.375% due 11/30/2030	500	500
4.625% due 09/30/2028	200	202
4.625% due 09/30/2030	300	304
4.875% due 10/31/2030	300	309

U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,162
0.000% due 05/15/2034 (a)	500	323
0.000% due 08/15/2034 (a)	1,270	810
0.000% due 08/15/2035 (a)	25,270	15,360
0.000% due 08/15/2036 (a)	18,000	10,407
0.000% due 11/15/2036 (a)	2,700	1,543
0.000% due 05/15/2041 (a)	10	4
0.000% due 08/15/2041 (a)	20	9
0.000% due 11/15/2041 (a)	260	113
0.000% due 05/15/2042 (a)	320	136
0.000% due 08/15/2042 (a)	80	34
0.000% due 11/15/2042 (a)	20	8

Total U.S. Treasury Obligations (Cost $671,712)		550,169

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%

Ashford Hospitality Trust
6.401% due 04/15/2035 •	185	184
6.626% due 06/15/2035 •	56	56

Atrium Hotel Portfolio Trust
6.556% due 12/15/2036 •	353	345
6.576% due 06/15/2035 •	200	199

BANK
4.046% due 03/15/2061 ~	500	477

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	500	463

Bear Stearns Adjustable Rate Mortgage Trust
6.500% due 04/25/2033 «~	5	5
6.875% due 04/25/2033 «~	2	2

Beast Mortgage Trust
6.493% due 03/15/2036 •	100	93

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Benchmark Mortgage Trust
4.016% due 03/15/2052	$2,300	$2,142
5.926% due 03/15/2029	800	818

BWAY Mortgage Trust
3.454% due 03/10/2033	700	665

Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,502
3.942% due 04/10/2033 ~	500	450

Countrywide Alternative Loan Trust
5.878% due 05/25/2035 •	18	16

Countrywide Home Loan Mortgage Pass-Through Trust
6.100% due 03/25/2035 •	27	23

Credit Suisse First Boston Mortgage Securities Corp.
5.658% due 11/25/2032 «~	1	1

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.843% due 07/15/2038 •	865	788

DBGS Mortgage Trust
6.221% due 06/15/2033 •	200	186

DBWF Mortgage Trust
3.791% due 12/10/2036	2,100	1,944

Extended Stay America Trust
6.523% due 07/15/2038 •	1,180	1,176

GS Mortgage Securities Trust
3.932% due 10/10/2035 ~	500	463

HarborView Mortgage Loan Trust
5.893% due 05/19/2035 •	12	11

Hilton USA Trust
3.719% due 11/05/2038	2,100	2,001

Impac CMB Trust
5.300% due 09/25/2034 «þ	64	68

JP Morgan Chase Commercial Mortgage Securities Trust
6.826% due 12/15/2031 •	229	206

JP Morgan Mortgage Trust
5.514% due 07/25/2035 ~	17	17
6.360% due 12/25/2049 •	17	17

Morgan Stanley Capital Trust
6.528% due 07/15/2035 •	200	200
6.613% due 12/15/2038 •	1,100	1,043

Natixis Commercial Mortgage Securities Trust
3.885% due 08/15/2038	500	454

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	76	72
2.750% due 11/25/2059 ~	326	305

Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	17	13

Sequoia Mortgage Trust
6.153% due 07/20/2033 •	11	11

SFO Commercial Mortgage Trust
6.593% due 05/15/2038 •	1,000	948

Structured Adjustable Rate Mortgage Loan Trust
5.900% due 05/25/2037 •	32	27

Structured Asset Mortgage Investments Trust
6.113% due 09/19/2032 •	6	5
6.293% due 10/19/2033 •	8	8

Towd Point Mortgage Trust
3.100% due 01/25/2060 ~	600	524

VNDO Mortgage Trust
3.805% due 01/10/2035	1,900	1,780

WaMu Mortgage Pass-Through Certificates Trust
6.153% due 08/25/2046 •	54	49
6.653% due 10/25/2046 •	19	17

Washington Mutual Mortgage Pass-Through Certificates Trust
5.068% due 05/25/2033 «~	4	4

Worldwide Plaza Trust
3.526% due 11/10/2036	300	221

Total Non-Agency Mortgage-Backed Securities (Cost $21,566)		19,999

ASSET-BACKED SECURITIES 0.6%

Bear Stearns Asset-Backed Securities Trust
6.460% due 11/25/2042 •	12	12

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ECMC Group Student Loan Trust
6.200% due 02/27/2068 •	$123	$122

Hertz Vehicle Financing LLC
1.990% due 06/25/2026	600	583
2.330% due 06/26/2028	700	643

MASTR Asset-Backed Securities Trust
6.285% due 10/25/2034 •	352	335

Merrill Lynch Mortgage Investors Trust
6.390% due 07/25/2035 •	347	344

Ready Capital Mortgage Financing LLC
6.985% due 01/25/2037 •	488	487

Renaissance Home Equity Loan Trust
4.284% due 08/25/2033 •	2	2

SLM Student Loan Trust
6.209% due 10/25/2029 •	32	32

Total Asset-Backed Securities (Cost $2,655)		2,560

		MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 31.2%

REPURCHASE AGREEMENTS (d) 31.2%
		$140,011

Total Short-Term Instruments (Cost $140,011)		140,011

Total Investments in Securities (Cost $917,810)		792,428

	SHARES
INVESTMENTS IN AFFILIATES 3.2%

SHORT-TERM INSTRUMENTS 3.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.2%

PIMCO Short Asset Portfolio	1,401,075	$13,666

PIMCO Short-Term Floating NAV Portfolio III	71,799	699

Total Short-Term Instruments (Cost $14,679)		14,365

MARKET VALUE (000S)
Total Investments in Affiliates (Cost $14,679)	$14,365

Total Investments 179.7% (Cost $932,489)	$806,793

Financial Derivative Instruments (f)(h) 0.2% (Cost or Premiums, net $427)	805

Other Assets and Liabilities, net (79.9)%	(358,598)

Net Assets 100.0%	$449,000

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Zero coupon security.

(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	5.410%	07/01/2024	07/02/2024	$100	U.S. Treasury Notes 1.375% due 11/15/2031	$(103)	$100	$100
FICC	2.600	06/28/2024	07/01/2024	211	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(215)	211	211
SAL	5.380	07/01/2024	07/02/2024	139,700	U.S. Treasury Notes 0.750% due 04/30/2026	(142,566)	139,700	139,700

Total Repurchase Agreements						$(142,884)	$140,011	$140,011

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	5.440%	06/13/2024	07/25/2024	$(1,001)	$(1,004)
	5.560	06/27/2024	07/01/2024	(24,169)	(24,183)
	5.570	06/26/2024	07/03/2024	(86,061)	(86,128)
BOS	5.470	06/28/2024	07/01/2024	(562)	(562)
BPG	5.600	07/01/2024	07/02/2024	(309,338)	(309,338)
MSC	5.590	07/02/2024	07/03/2024	(115,806)	(115,806)
UBS	5.390	05/22/2024	07/08/2024	(3,154)	(3,173)
	5.410	04/18/2024	07/10/2024	(1,943)	(1,965)
	5.420	05/06/2024	07/24/2024	(23,630)	(23,833)
	5.430	06/06/2024	08/08/2024	(27,852)	(27,957)

Total Sale-Buyback Transactions					$(593,949)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2054	$100	$(83)	$(82)

Total Short Sales 0.0%				$(83)	$(82)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
DEU	$100	$0	$0	$100	$(103)	$(3)
FICC	211	0	0	211	(215)	(4)
SAL	139,700	0	0	139,700	(142,566)	(2,866)

Master Securities Forward Transaction Agreement
BCY	0	0	(111,315)	(111,315)	109,020	(2,295)
BOS	0	0	(562)	(562)	548	(14)
BPG	0	0	(309,338)	(309,338)	300,091	(9,247)
MSC	0	0	(115,806)	(115,806)	112,564	(3,242)
UBS	0	0	(56,928)	(56,928)	55,623	(1,305)

Total Borrowings and Other Financing Transactions	$140,011	$0	$(593,949)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$(24,745)	$(541,247)	$(27,957)	$0	$(593,949)

Total Borrowings	$(24,745)	$(541,247)	$(27,957)	$0	$(593,949)

Payable for sale-buyback financing transactions					$(593,949)

(e)	Securities with an aggregate market value of $578,456 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(154,536) at a weighted average interest rate of 5.419%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(345) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	50	$10,211	$16	$0	$(1)
U.S. Treasury 5-Year Note September Futures	09/2024	8	853	2	0	(1)
U.S. Treasury 10-Year Note September Futures	09/2024	2	220	1	0	(1)

				$19	$0	$(3)

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	816	$(92,642)	$(1,044)	$395	$0
U.S. Treasury Long-Term Bond September Futures	09/2024	173	(20,468)	(157)	173	0

				$(1,201)	$568	$0

Total Futures Contracts				$(1,182)	$568	$(3)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	03/10/2028	$1,500	$(3)	$(25)	$(28)	$0	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	1,000	0	21	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,100	0	42	42	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	9,800	0	195	195	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028	18,500	0	356	356	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	9,800	0	184	184	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	9,800	0	183	183	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	800	0	12	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,000	(7)	(20)	(27)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Annual	10/23/2028	29,800	66	(3,815)	(3,749)	0	(47)
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	29,100	(361)	(2,108)	(2,469)	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	1,000	(2)	(8)	(10)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	3,700	(13)	(118)	(131)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	600	(2)	(23)	(25)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	2,800	(10)	(68)	(78)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.821	Annual	10/31/2030	5,300	0	83	83	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.834	Annual	10/31/2030	8,900	0	133	133	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.868	Annual	10/31/2030	8,900	0	115	115	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	3,700	22	25	47	13	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	18,500	767	3,211	3,978	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,500	(40)	108	68	17	0
Receive	1-Day USD-SOFR Compounded-OIS	1.487	Semi-Annual	06/23/2031	3,400	(43)	615	572	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.452	Semi-Annual	07/16/2031	1,250	(12)	232	220	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(54)	953	899	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,500	(7)	60	53	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	400	(1)	(12)	(13)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	600	(2)	(18)	(20)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	1,500	(6)	(39)	(45)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	400	(2)	(9)	(11)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	900	(3)	(13)	(16)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	1,800	(6)	(17)	(23)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	1,500	(6)	15	9	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	300	(1)	3	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	1,800	(7)	19	12	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	1,700	(6)	(3)	(9)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	500	(2)	6	4	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	400	(1)	5	4	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	1,100	(4)	18	14	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	900	(3)	16	13	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	11/15/2033	16,500	0	322	322	93	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	(1)	1	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	1,200	(5)	15	10	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	9	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	9	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	600	(3)	18	15	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	600	(3)	15	12	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	500	(2)	19	17	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	400	(2)	17	15	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	300	(1)	(7)	(8)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	600	(2)	(17)	(19)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	700	(3)	(18)	(21)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	1,000	(5)	(8)	(13)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	1,100	(4)	(25)	(29)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	500	(2)	(2)	(4)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	600	(2)	(3)	(5)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	900	(3)	9	6	0	(5)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.085%	Annual	04/22/2034	$900	$(4)	$11	$7	$0	$(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	600	(2)	10	8	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	1,000	(3)	12	9	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	2,100	(6)	24	18	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	600	(2)	9	7	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	6,300	31	78	109	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	200	(2)	(24)	(26)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	300	(2)	(25)	(27)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	300	(2)	2	0	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053	200	(1)	3	2	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053	400	(2)	5	3	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	4,500	(78)	1,763	1,685	62	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	6,000	365	1,448	1,813	86	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054	200	(2)	(6)	(8)	0	(3)

Total Swap Agreements						$499	$3,978	$4,477	$578	$(284)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability			Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures		Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$568	$578	$1,146	$0		$(3)	$(284)	$(287)

(g)

Securities with an aggregate market value of $1,881 and cash of $5,526 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885%	07/10/2024	1,600	$(5)	$(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	1,600	(5)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	700	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	700	(3)	(4)

GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	1,200	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	1,200	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	1,200	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	1,200	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	900	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	1,800	(7)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978	07/18/2024	1,800	(7)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	500	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	300	(1)	(1)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	500	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	500	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	1,200	(5)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	1,200	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	500	(2)	(3)

Total Written Options							$ (72)	$(54)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
FAR	$0	$0	$0	$0	$0	$(11)	$0	$(11)	$(11)	$0	$(11)
GLM	0	0	0	0	0	(31)	0	(31)	(31)	0	(31)
JPM	0	0	0	0	0	(12)	0	(12)	(12)	0	(12)

Total Over the Counter	$0	$0	$0	$0	$0	$(54)	$0	$(54)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$568	$568
Swap Agreements	0	0	0	0	578	578

	$0	$0	$0	$0	$1,146	$1,146

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3	$3
Swap Agreements	0	0	0	0	284	284

	$0	$0	$0	$0	$287	$287

Over the counter
Written Options	$0	$0	$0	$0	$54	$54

	$0	$0	$0	$0	$341	$341

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$75	$75
Futures	0	0	0	0	184	184
Swap Agreements	0	0	0	0	106	106

	$0	$0	$0	$0	$365	$365

Over the counter
Written Options	$0	$0	$0	$0	$299	$299

	$0	$0	$0	$0	$664	$664

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,359	$4,359
Swap Agreements	0	0	0	0	1,079	1,079

	$0	$0	$0	$0	$5,438	$5,438

Over the counter
Written Options	$0	$0	$0	$0	$13	$13

	$0	$0	$0	$0	$5,451	$5,451

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO Long-Term U.S. Government Portfolio	(Cont.)	June 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$345	$0	$345
U.S. Government Agencies	0	79,344	0	79,344
U.S. Treasury Obligations	0	550,169	0	550,169
Non-Agency Mortgage-Backed Securities	0	19,919	80	19,999
Asset-Backed Securities	0	2,560	0	2,560
Short-Term Instruments
Repurchase Agreements	0	140,011	0	140,011

	$0	$792,348	$80	$792,428

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,365	$0	$0	$14,365

Total Investments	$14,365	$792,348	$80	$806,793

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(82)	$0	$(82)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,146	$0	$1,146

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(287)	0	(287)
Over the counter	0	(54)	0	(54)

	$0	$(341)	$0	$(341)

Total Financial Derivative Instruments	$0	$805	$0	$805

Totals	$14,365	$793,071	$80	$807,516

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Notes to Financial Statements	(Cont.)

different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”)

issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant

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Notes to Financial Statements	(Cont.)

exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales,

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accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$13,218	$370	$(1)	$0	$79	$13,666	$371	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,904	$290,602	$(291,800)	$(7)	$0	$699	$101	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

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Notes to Financial Statements	(Cont.)

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales

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expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation

(depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(b) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency

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Notes to Financial Statements	(Cont.)

transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(c) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

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Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or
(vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and

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Notes to Financial Statements	(Cont.)

the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on

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unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”)

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Notes to Financial Statements	(Cont.)

govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.225%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

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The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the

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Notes to Financial Statements	(Cont.)

Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$570,373	$496,238	$824	$3,020

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	607	$4,514	4,521	$35,598

Administrative Class	2,452	18,764	5,714	44,845

Advisor Class	694	5,240	1,351	10,493
Issued as reinvestment of distributions

Institutional Class	106	794	162	1,252

Administrative Class	625	4,696	1,088	8,477

Advisor Class	73	552	116	903
Cost of shares redeemed

Institutional Class	(516)	(3,982)	(3,637)	(29,264)

Administrative Class	(2,536)	(19,091)	(5,579)	(43,616)

Advisor Class	(576)	(4,348)	(843)	(6,761)

Net increase (decrease) resulting from Portfolio share transactions	929	$7,139	2,893	$21,927

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, two persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 66% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and

distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term
$85,969	$1,638

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$932,833	$10,742	$(133,623)	$(122,881)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	35

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co. LLC.

BOS	BofA Securities, Inc.	FICC	Fixed Income Clearing Corporation	SAL	Citigroup Global Markets, Inc.

BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	UBS	UBS Securities LLC

DEU	Deutsche Bank Securities, Inc.	JPM	JP Morgan Chase Bank N.A.

Currency Abbreviations:

USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

SOFR	Secured Overnight Financing Rate

Other Abbreviations:

LIBOR	London Interbank Offered Rate	OIS	Overnight Index Swap	TBA	To-Be-Announced

36	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT13FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Real Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Real Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade

2	PIMCO VARIABLE INSURANCE TRUST

tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Real Return Portfolio	09/30/99	04/10/00	09/30/99	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust,

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Real Return Portfolio	(Cont.)

and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Real Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Tax Basis Return of Capital	Total(c)
Institutional Class

01/01/2024 - 06/30/2024+	$11.57	$0.22	$(0.10)	$0.12	$(0.22)	$0.00	$0.00	$(0.22)

12/31/2023	11.49	0.38	0.06	0.44	(0.24)	0.00	(0.12)	(0.36)

12/31/2022	13.99	0.91	(2.51)	(1.60)	(0.90)	0.00	0.00	(0.90)

12/31/2021	13.92	0.74	0.04	0.78	(0.71)	0.00	0.00	(0.71)

12/31/2020	12.64	0.19	1.30	1.49	(0.21)	0.00	0.00	(0.21)

12/31/2019	11.85	0.24	0.77	1.01	(0.22)	0.00	0.00	(0.22)
Administrative Class

01/01/2024 - 06/30/2024+	11.57	0.21	(0.10)	0.11	(0.21)	0.00	0.00	(0.21)

12/31/2023	11.49	0.36	0.06	0.42	(0.22)	0.00	(0.12)	(0.34)

12/31/2022	13.99	0.89	(2.51)	(1.62)	(0.88)	0.00	0.00	(0.88)

12/31/2021	13.92	0.71	0.05	0.76	(0.69)	0.00	0.00	(0.69)

12/31/2020	12.64	0.17	1.30	1.47	(0.19)	0.00	0.00	(0.19)

12/31/2019	11.85	0.22	0.78	1.00	(0.21)	0.00	0.00	(0.21)
Advisor Class

01/01/2024 - 06/30/2024+	11.57	0.21	(0.10)	0.11	(0.21)	0.00	0.00	(0.21)

12/31/2023	11.49	0.35	0.06	0.41	(0.21)	0.00	(0.12)	(0.33)

12/31/2022	13.99	0.87	(2.50)	(1.63)	(0.87)	0.00	0.00	(0.87)

12/31/2021	13.92	0.71	0.04	0.75	(0.68)	0.00	0.00	(0.68)

12/31/2020	12.64	0.15	1.31	1.46	(0.18)	0.00	0.00	(0.18)

12/31/2019	11.85	0.21	0.77	0.98	(0.19)	0.00	0.00	(0.19)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.47	1.07%	$175,161	0.88	%*	0.88	%*	0.50	%*	0.50	%*	3.93	%*	102%

11.57	3.92	187,819	0.69		0.69		0.50		0.50		3.28		125

11.49	(11.85)	200,491	0.62		0.62		0.50		0.50		7.26		97

13.99	5.74	233,090	0.52		0.52		0.50		0.50		5.30		162

13.92	11.88	199,783	0.69		0.69		0.50		0.50		1.39		240

12.64	8.60	189,206	1.38		1.38		0.50		0.50		1.96		231

11.47	1.00	902,489	1.03	*	1.03	*	0.65	*	0.65	*	3.76	*	102

11.57	3.76	954,046	0.84		0.84		0.65		0.65		3.13		125

11.49	(11.98)	1,035,782	0.77		0.77		0.65		0.65		7.13		97

13.99	5.59	1,326,535	0.67		0.67		0.65		0.65		5.13		162

13.92	11.71	1,278,844	0.84		0.84		0.65		0.65		1.24		240

12.64	8.44	1,205,456	1.53		1.53		0.65		0.65		1.81		231

11.47	0.95	342,624	1.13	*	1.13	*	0.75	*	0.75	*	3.74	*	102

11.57	3.66	339,612	0.94		0.94		0.75		0.75		3.03		125

11.49	(12.07)	342,311	0.87		0.87		0.75		0.75		6.99		97

13.99	5.48	396,259	0.77		0.77		0.75		0.75		5.09		162

13.92	11.60	344,989	0.94		0.94		0.75		0.75		1.09		240

12.64	8.33	366,402	1.63		1.63		0.75		0.75		1.70		231

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Real Return Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$2,370,630
Investments in Affiliates	746
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,735
Over the counter	3,318
Cash	1
Deposits with counterparty	4,764
Foreign currency, at value	3,337
Receivable for investments sold	1,061,475
Receivable for investments sold on a delayed-delivery basis	912
Receivable for TBA investments sold	161,426
Receivable for Portfolio shares sold	1,661
Interest and/or dividends receivable	6,302
Dividends receivable from Affiliates	5
Total Assets	3,617,312

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$1,126,517
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,801
Over the counter	1,933
Payable for investments purchased	702,045
Payable for investments in Affiliates purchased	5
Payable for TBA investments purchased	356,706
Deposits from counterparty	6,642
Payable for Portfolio shares redeemed	675
Distributions payable	1
Accrued investment advisory fees	272
Accrued supervisory and administrative fees	272
Accrued distribution fees	65
Accrued servicing fees	104
Total Liabilities	2,197,038

Commitments and Contingent Liabilities^

Net Assets	$1,420,274

Net Assets Consist of:

Paid in capital	$1,715,686
Distributable earnings (accumulated loss)	(295,412)

Net Assets	$1,420,274

Net Assets:

Institutional Class	$175,161
Administrative Class	902,489
Advisor Class	342,624

Shares Issued and Outstanding:

Institutional Class	15,265
Administrative Class	78,651
Advisor Class	29,860

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.47
Administrative Class	11.47
Advisor Class	11.47

Cost of investments in securities	$2,549,768
Cost of investments in Affiliates	$746
Cost of foreign currency held	$4,542
Cost or premiums of financial derivative instruments, net	$1,196

* Includes repurchase agreements of:	$700,563

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Real Return Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$34,009
Dividends from Investments in Affiliates	161
Total Income	34,170

Expenses:

Investment advisory fees	1,774
Supervisory and administrative fees	1,774
Distribution and/or servicing fees - Administrative Class	681
Distribution and/or servicing fees - Advisor Class	419
Trustee fees	24
Interest expense	2,689
Total Expenses	7,361

Net Investment Income (Loss)	26,809

Net Realized Gain (Loss):

Investments in securities	(14,029)
Investments in Affiliates	(5)
Exchange-traded or centrally cleared financial derivative instruments	7,466
Over the counter financial derivative instruments	10,918
Short sales	(241)
Foreign currency	(212)

Net Realized Gain (Loss)	3,897

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(13,594)
Exchange-traded or centrally cleared financial derivative instruments	(385)
Over the counter financial derivative instruments	(2,889)
Short sales	338
Foreign currency assets and liabilities	100

Net Change in Unrealized Appreciation (Depreciation)	(16,430)

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,276

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Real Return Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$26,809	$47,599
Net realized gain (loss)	3,897	(71,671)
Net change in unrealized appreciation (depreciation)	(16,430)	79,118

Net Increase (Decrease) in Net Assets Resulting from Operations	14,276	55,046

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(3,396)	(4,042)
Administrative Class	(16,832)	(19,243)
Advisor Class	(6,155)	(6,267)

Tax basis return of capital
Institutional Class	0	(2,036)
Administrative Class	0	(10,466)
Advisor Class	0	(3,588)

Total Distributions(a)	(26,383)	(45,642)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(49,096)	(106,511)

Total Increase (Decrease) in Net Assets	(61,203)	(97,107)

Net Assets:

Beginning of period	1,481,477	1,578,584
End of period	$1,420,274	$1,481,477

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 166.9%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.1%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$120	$108

Lloyds Banking Group PLC
4.947% due 06/27/2025 •(c)(d)	EUR	600	634

UBS Group AG
4.923% due 01/16/2026 ~		100	107
6.373% due 07/15/2026 •		$300	302
7.750% due 03/01/2029 •	EUR	100	121

			1,272

INDUSTRIALS 0.0%

VMware, Inc.
3.900% due 08/21/2027		$190	183

UTILITIES 0.0%

Eversource Energy
2.900% due 10/01/2024		100	99

Total Corporate Bonds & Notes (Cost $1,675)			1,554

U.S. GOVERNMENT AGENCIES 14.4%

Fannie Mae
5.498% due 12/25/2036 •		10	9
5.588% due 08/25/2034 •		3	3
5.800% due 07/25/2037 - 05/25/2042 •		20	20
5.890% due 05/25/2036 •		4	4
6.038% due 10/01/2035 •		12	11
6.081% due 05/25/2035 ~		54	55
6.314% due 07/01/2044 - 09/01/2044 •		9	9

Freddie Mac
2.920% due 01/25/2026		100	98
5.720% due 08/25/2031 •		11	12
5.793% due 07/15/2044 •		744	748
5.798% due 01/15/2047 •		696	679
5.898% due 09/15/2042 •		1,238	1,217
6.350% due 01/01/2034 •		11	11
6.353% due 10/25/2044 - 02/25/2045 •		943	865

Ginnie Mae
6.233% due 10/20/2072 •		2,200	2,206
6.246% due 08/20/2068 •		1,621	1,601
6.522% due 04/20/2067 •		1,186	1,203

Ginnie Mae, TBA
3.500% due 08/01/2054		41,500	37,288

U.S. Small Business Administration
6.020% due 08/01/2028		70	70

Uniform Mortgage-Backed Security
4.500% due 09/01/2052 - 11/01/2052		957	903

Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2054		30,400	27,820
4.500% due 07/01/2054 - 08/01/2054		56,400	53,186
5.000% due 08/01/2054		5,200	5,025
5.500% due 08/01/2054		17,500	17,259
6.000% due 08/01/2054		33,200	33,282
6.500% due 08/01/2054		20,600	20,956

Total U.S. Government Agencies (Cost $205,148)			204,540

U.S. TREASURY OBLIGATIONS 85.2%

U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2025		7,416	7,214
0.125% due 10/15/2025 (f)(h)		43,860	42,422
0.125% due 04/15/2026 (f)		19,964	19,074
0.125% due 07/15/2026 (f)		38,165	36,490

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.125% due 10/15/2026 (f)	$42,909	$40,849
0.125% due 04/15/2027 (h)	9,105	8,569
0.125% due 01/15/2030 (f)	41,966	37,784
0.125% due 07/15/2030 (f)	48,789	43,672
0.125% due 01/15/2031 (f)	15,620	13,793
0.125% due 07/15/2031 (f)	29,851	26,224
0.125% due 01/15/2032	10,970	9,502
0.125% due 02/15/2051	19,809	11,470
0.125% due 02/15/2052	6,757	3,842
0.250% due 07/15/2029	8,796	8,080
0.250% due 02/15/2050	12,158	7,432
0.375% due 07/15/2025 (f)	44,199	43,093
0.375% due 01/15/2027 (h)	8,696	8,267
0.375% due 07/15/2027	9,305	8,832
0.500% due 01/15/2028 (f)	81,570	76,882
0.625% due 01/15/2026 (f)	28,626	27,698
0.625% due 07/15/2032 (f)	88,156	79,085
0.625% due 02/15/2043	9,027	6,786
0.750% due 07/15/2028 (f)	41,453	39,401
0.750% due 02/15/2042 (f)	41,831	32,714
0.750% due 02/15/2045 (f)	59,168	44,370
0.875% due 01/15/2029 (f)	14,117	13,378
0.875% due 02/15/2047 (f)	27,670	20,800
1.000% due 02/15/2046 (f)	30,144	23,547
1.000% due 02/15/2048	6,900	5,288
1.125% due 01/15/2033 (j)	11,998	11,106
1.250% due 04/15/2028	2,299	2,221
1.375% due 07/15/2033 (f)	44,388	41,934
1.375% due 02/15/2044 (f)	59,914	51,401
1.500% due 02/15/2053	6,961	5,854
1.625% due 10/15/2027 (f)	23,495	23,117
1.750% due 01/15/2028 (f)	53,150	52,319
2.000% due 01/15/2026 (f)	27,759	27,425
2.125% due 04/15/2029 (f)	11,859	11,876
2.125% due 02/15/2040	10,618	10,519
2.125% due 02/15/2041	9,377	9,306
2.125% due 02/15/2054	7,457	7,258
2.375% due 01/15/2025	8,333	8,258
2.375% due 01/15/2027 (j)	482	482
2.375% due 10/15/2028 (f)	71,853	72,812
2.500% due 01/15/2029 (f)	18,074	18,396
3.375% due 04/15/2032 (j)	2,660	2,905
3.625% due 04/15/2028 (f)	46,602	48,989
3.875% due 04/15/2029 (f)	53,566	57,876

Total U.S. Treasury Obligations (Cost $1,370,673)		1,210,612

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Adjustable Rate Mortgage Trust
4.826% due 05/25/2036 «~	58	48

Alliance Bancorp Trust
5.940% due 07/25/2037 •	524	437

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	86	80

Banc of America Funding Trust
5.020% due 01/20/2047 ~	60	50
6.023% due 02/20/2036 ~	61	56

Banc of America Mortgage Trust
4.875% due 02/25/2036 ~	70	61
5.843% due 06/25/2035 ~	13	11

Bear Stearns Adjustable Rate Mortgage Trust
4.809% due 03/25/2035 ~	81	72
4.819% due 02/25/2036 ~	17	15
4.912% due 07/25/2036 ~	96	81
5.075% due 01/25/2035 ~	62	57
7.670% due 10/25/2035 •	102	94

Bear Stearns ALT-A Trust
4.150% due 03/25/2036 ~	177	138
4.984% due 09/25/2035 ~	510	295

Chase Mortgage Finance Trust
6.249% due 02/25/2037 ~	7	7

ChaseFlex Trust
6.000% due 02/25/2037	287	108

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.740% due 01/25/2035 •	1	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust
4.560% due 09/25/2037 ~		$200	$177
4.647% due 03/25/2037 ~		855	694
5.500% due 08/25/2034		25	23
6.830% due 09/25/2035 «•		1	1
7.410% due 05/25/2035 «•		2	2
7.860% due 03/25/2036 •		114	102

Countrywide Alternative Loan Trust
5.633% due 02/20/2047 •		194	149
5.820% due 05/25/2047 •		50	45
5.840% due 09/25/2046 •		1,101	1,013
6.000% due 03/25/2037		2,606	931
6.000% due 04/25/2037		238	195
6.020% due 12/25/2035 •		14	12
6.153% due 12/25/2035 •		29	24

Countrywide Home Loan Mortgage Pass-Through Trust
3.959% due 05/20/2036 ~		40	36
4.749% due 10/20/2035 ~		580	551
5.500% due 08/25/2035 «		19	13
6.000% due 04/25/2036		227	109
6.000% due 03/25/2037		796	359

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.532% due 10/26/2036 ~		90	76

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.560% due 10/25/2036 «•		5	4

Eurosail PLC
6.303% due 06/13/2045 •	GBP	660	831

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$268	104
6.785% due 06/25/2034 ~		46	44

First Horizon Mortgage Pass-Through Trust
6.231% due 08/25/2035 ~		85	59

Ginnie Mae
6.433% due 05/20/2073 •		608	617

Great Hall Mortgages PLC
5.483% due 03/18/2039 •	GBP	4	5

GreenPoint Mortgage Funding Trust
5.820% due 09/25/2046 •		$177	154
5.900% due 06/25/2045 •		53	47
6.000% due 11/25/2045 •		49	43

GSR Mortgage Loan Trust
5.057% due 09/25/2035 ~		48	45
5.333% due 12/25/2034 «~		65	58
5.435% due 07/25/2035 ~		37	33
6.167% due 01/25/2035 ~		24	23

HarborView Mortgage Loan Trust
5.833% due 09/19/2037 •		30	25
5.893% due 05/19/2035 •		24	22
6.013% due 02/19/2036 •		71	34
6.133% due 06/20/2035 •		34	31

IndyMac INDA Mortgage Loan Trust
5.342% due 11/25/2035 «~		22	22

IndyMac INDX Mortgage Loan Trust
4.767% due 12/25/2034 ~		37	33
6.020% due 07/25/2035 •		110	77
6.240% due 05/25/2034 «•		5	4

JP Morgan Mortgage Trust
4.150% due 07/27/2037 ~		192	173
4.946% due 08/25/2035 ~		35	29
5.006% due 09/25/2035 «~		7	7
5.266% due 07/25/2035 ~		77	71
5.643% due 02/25/2035 «~		29	26
5.770% due 07/25/2035 «~		15	14
5.856% due 08/25/2035 ~		44	41

MASTR Adjustable Rate Mortgages Trust
5.994% due 11/21/2034 ~		33	31

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.143% due 11/15/2031 •		16	15

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.883% due 12/15/2030 •		17	16

Merrill Lynch Mortgage Investors Trust
5.960% due 11/25/2035 •		23	22

Morgan Stanley Mortgage Loan Trust
6.965% due 06/25/2036 ~		86	82

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		$2,901	$2,728

Residential Accredit Loans, Inc. Trust
5.760% due 08/25/2035 •		36	26
6.020% due 10/25/2037 ~		621	507

Residential Asset Securitization Trust
5.500% due 05/25/2035 •		412	256
6.500% due 09/25/2036		211	73

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037		115	86

Sequoia Mortgage Trust
5.853% due 07/20/2036 •		146	124
6.153% due 10/19/2026 «•		7	6

Structured Adjustable Rate Mortgage Loan Trust
4.825% due 08/25/2035 ~		36	30
6.553% due 01/25/2035 •		40	36
7.282% due 02/25/2034 ~		21	20

Structured Asset Mortgage Investments Trust
5.840% due 06/25/2036 •		12	12
5.880% due 04/25/2036 •		57	49
5.953% due 07/19/2035 •		192	180
6.113% due 10/19/2034 •		15	14

Thornburg Mortgage Securities Trust
6.080% due 06/25/2044 •		1,549	1,415

Wachovia Mortgage Loan Trust LLC
1.951% due 01/25/2037 •		1,073	398

WaMu Mortgage Pass-Through Certificates Trust
4.372% due 12/25/2046 •		26	22
4.709% due 12/25/2035 ~		27	24
5.883% due 01/25/2047 •		186	168
5.923% due 05/25/2047 •		143	113
6.153% due 02/25/2046 •		43	37
6.201% due 07/25/2046 •		254	214
6.353% due 11/25/2042 •		4	3
6.653% due 11/25/2046 •		38	33

Total Non-Agency Mortgage-Backed Securities (Cost $18,747)			15,539

ASSET-BACKED SECURITIES 8.9%

522 Funding CLO Ltd.
6.626% due 10/20/2031 •		946	946

ACAS CLO Ltd.
6.479% due 10/18/2028 •		494	494

ACE Securities Corp. Home Equity Loan Trust
5.860% due 03/25/2037 •		335	136

American Money Management Corp. CLO Ltd.
6.537% due 11/10/2030 •		287	287
6.615% due 04/25/2031 •		356	357

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •		700	701

Anchorage Capital Europe CLO DAC
4.686% due 01/15/2031 •	EUR	2,514	2,689

Apex Credit CLO Ltd.
0.000% due 10/20/2031 •(a)		$1,000	1,000

Apidos CLO
6.489% due 07/18/2029 •		1,028	1,029
6.509% due 07/17/2030 •		601	602

Arbor Realty Commercial Real Estate Notes Ltd.
6.783% due 01/15/2037 •		4,700	4,680

Ares CLO Ltd.
6.460% due 01/15/2029 •		81	81
6.640% due 01/15/2032 •		660	661

Ares European CLO DAC
4.516% due 04/15/2030 •	EUR	788	844
4.686% due 10/15/2031 •		254	272

Argent Securities Trust
5.780% due 05/25/2036 •		$111	27
5.940% due 05/25/2035 •		407	361

Atlas Senior Loan Fund Ltd.
6.680% due 01/15/2031 •		254	254
6.739% due 01/16/2030 •		300	301

Barings CLO Ltd.
6.656% due 01/20/2032 •		1,987	1,991

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bastille Euro CLO DAC
5.056% due 01/15/2034 •	EUR	500	$536

BDS Ltd.
7.142% due 03/19/2039 •		$1,600	1,593

Benefit Street Partners CLO Ltd.
6.540% due 10/15/2030 •		444	444

Black Diamond CLO DAC
4.808% due 05/15/2032 •	EUR	351	376

Blackrock European CLO DAC
4.619% due 12/15/2032 •		700	747

BlueMountain Fuji EUR CLO DAC
4.626% due 01/15/2031 •		298	319

Cairn CLO DAC
4.686% due 10/15/2031 •		300	320

Capital Four U.S. CLO Ltd.
7.225% due 01/20/2037 •		$1,000	1,009

Carlyle Euro CLO DAC
4.458% due 08/15/2030 •	EUR	297	318
4.601% due 08/28/2031 •		496	532

Carlyle Global Market Strategies CLO Ltd.
6.534% due 08/14/2030 •		$530	530
6.666% due 04/22/2032 •		300	300

Carlyle Global Market Strategies Euro CLO DAC
4.578% due 11/15/2031	EUR	1,206	1,285

Carlyle U.S. CLO Ltd.
6.586% due 04/20/2031 •		$1,585	1,586
6.770% due 01/15/2030 •		298	298

Catamaran CLO Ltd.
6.686% due 04/22/2030 •		696	697

CBAM Ltd.
6.836% due 07/20/2030 •		282	282

Cedar Funding CLO Ltd.
6.679% due 07/17/2031 •		530	530

CIFC European Funding CLO DAC
4.956% due 01/15/2034 •	EUR	4,750	5,091

CIFC Funding Ltd.
6.535% due 10/24/2030 •		$1,838	1,841
6.589% due 04/18/2031 •		402	402

CIT Mortgage Loan Trust
6.960% due 10/25/2037 •		3,018	3,022

Citigroup Mortgage Loan Trust
5.540% due 01/25/2037 •		76	54

Contego CLO DAC
4.532% due 01/23/2030 •	EUR	797	852
4.726% due 01/15/2031		949	1,016

Countrywide Asset-Backed Certificates Trust
5.650% due 11/25/2037 •		$2,193	2,030
5.960% due 03/25/2037 •		1,014	966
6.200% due 08/25/2047 •		101	97

CQS U.S. CLO Ltd.
7.175% due 07/20/2031 •		1,504	1,508

Credit-Based Asset Servicing & Securitization LLC
4.040% due 06/25/2035 •		386	368
5.659% due 07/25/2037 •		609	391

Credit-Based Asset Servicing & Securitization Trust
5.580% due 11/25/2036 •		47	21

Crestline Denali CLO Ltd.
6.616% due 04/20/2030 •		323	323
6.728% due 10/23/2031 •		387	388

Cumulus Static CLO DAC
5.499% due 04/25/2033 •	EUR	2,600	2,786

CVC Cordatus Opportunity Loan Fund DAC
5.289% due 08/15/2033 •		1,800	1,928

Dryden CLO Ltd.
6.559% due 04/18/2031 •		$556	557
6.640% due 07/15/2031 •		1,611	1,613

Dryden Euro CLO DAC
4.688% due 05/15/2034 •	EUR	285	305
4.786% due 04/15/2034 •		2,194	2,341

Ellington Loan Acquisition Trust
6.560% due 05/25/2037 •		$248	239

Elmwood CLO Ltd.
7.033% due 12/11/2033 •		3,100	3,111

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fidelity Grand Harbour CLO DAC
4.919% due 03/15/2032 •	EUR	700	$750

First Franklin Mortgage Loan Trust
6.165% due 11/25/2036 •		$1,853	1,764

Fremont Home Loan Trust
5.730% due 10/25/2036 •		592	517

Gallatin CLO Ltd.
6.680% due 07/15/2031 •		473	474

GSAA Home Equity Trust
6.720% due 03/25/2046 þ		225	118

GSAMP Trust
5.530% due 12/25/2036 •		61	29
6.195% due 09/25/2035 •		26	25
6.435% due 03/25/2035 •		33	30

Halseypoint CLO Ltd.
7.041% due 11/30/2032 •		600	600

Harvest CLO DAC
4.636% due 10/15/2030 •	EUR	590	633
4.666% due 07/15/2031 •		1,390	1,487

Hayfin Emerald CLO
5.662% due 01/25/2037 •		2,200	2,359

Home Equity Asset Trust
6.135% due 02/25/2036 •		$1,247	1,202

HSI Asset Securitization Corp. Trust
5.560% due 10/25/2036 •		4	2

IndyMac INDB Mortgage Loan Trust
5.600% due 07/25/2036 •		529	167

JP Morgan Mortgage Acquisition Trust
5.670% due 10/25/2036 •		15	15

KKR CLO Ltd.
6.540% due 07/15/2030 •		542	543

Laurelin DAC
4.617% due 10/20/2031	EUR	288	309

LCM Loan Income Fund Ltd.
6.616% due 04/20/2031 •		$695	695

LCM LP
6.586% due 07/20/2030 •		101	101

LCM Ltd.
6.425% due 07/20/2030 •		407	407

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ~		811	729

Lehman XS Trust
4.857% due 06/25/2036 þ		423	393
5.780% due 05/25/2036 •		571	487
7.760% due 12/25/2037 •		1,517	1,440

LoanCore Issuer Ltd.
6.883% due 01/17/2037 •		1,794	1,797

Long Beach Mortgage Loan Trust
5.700% due 08/25/2036 •		915	359

Madison Park Funding Ltd.
6.340% due 04/15/2029 •		368	368
6.507% due 10/18/2030 •		490	490

Man GLG Euro CLO DAC
4.409% due 12/15/2031 •	EUR	352	377
4.528% due 05/15/2031 •		486	521

MASTR Asset-Backed Securities Trust
6.210% due 10/25/2035 •		$45	42

Merrill Lynch Mortgage Investors Trust
5.620% due 09/25/2037 •		12	2
5.700% due 02/25/2037 •		243	69

MF1 LLC
7.489% due 06/19/2037 •		1,600	1,603

MF1 Ltd.
6.546% due 07/16/2036 •		405	403

MidOcean Credit CLO
6.616% due 01/29/2030 •		9	9
6.637% due 02/20/2031 •		634	636

MKS CLO Ltd.
6.778% due 01/20/2031 •		364	364

Morgan Stanley ABS Capital, Inc. Trust
5.680% due 10/25/2036 •		1,552	680

Morgan Stanley IXIS Real Estate Capital Trust
5.510% due 11/25/2036 •		8	3

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Century Home Equity Loan Trust
5.780% due 08/25/2036 •		$1,045	$1,009
6.225% due 02/25/2035 •		67	65

NovaStar Mortgage Funding Trust
6.165% due 01/25/2036 •		272	269

OAK Hill European Credit Partners DAC
4.637% due 10/20/2031	EUR	1,476	1,576

Oaktree CLO Ltd.
6.696% due 04/22/2030 •		$600	601

OCP Euro CLO DAC
4.726% due 01/15/2032 •	EUR	436	467

Octagon Investment Partners Ltd.
6.549% due 04/16/2031 •		$931	931
6.584% due 02/14/2031 •		765	765

OSD CLO Ltd.
6.449% due 04/17/2031 •		1,488	1,490

OZLM Ltd.
6.525% due 10/20/2031 •		314	314
6.559% due 10/17/2029 •		333	333
6.746% due 07/20/2032 •		600	600
6.841% due 10/30/2030 •		103	104

Palmer Square European Loan Funding DAC
4.956% due 10/15/2031 •	EUR	984	1,051
5.328% due 05/15/2033 •		1,106	1,183

Palmer Square Loan Funding Ltd.
6.386% due 07/20/2029 •		$847	847
6.390% due 10/15/2029 •		1,480	1,480

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.195% due 09/25/2035 •		326	314
6.510% due 10/25/2034 •		1,472	1,442

Providus CLO DAC
4.717% due 04/20/2034 •	EUR	1,900	2,025

Rad CLO Ltd.
6.705% due 07/24/2032 •		$4,200	4,205

Renaissance Home Equity Loan Trust
6.220% due 12/25/2032 «•		44	40

Residential Asset Securities Corp. Trust
5.740% due 09/25/2036 •		810	793
5.920% due 06/25/2036 •		1,736	1,671

Rockford Tower Europe CLO DAC
5.220% due 04/24/2037 •	EUR	1,600	1,715

Romark CLO Ltd.
6.618% due 10/23/2030 •		$508	508

Saranac CLO Ltd.
6.748% due 08/13/2031 •		1,035	1,038
6.817% due 11/20/2029 •		58	58

Saxon Asset Securities Trust
5.770% due 09/25/2037 •		364	342

Securitized Asset-Backed Receivables LLC Trust
5.580% due 12/25/2036 •		259	58
5.760% due 07/25/2036 •		181	72
5.780% due 07/25/2036 •		2,586	900

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Segovia European CLO DAC
4.777% due 07/20/2032 •	EUR	599	$638

SLM Student Loan Trust
6.159% due 10/25/2064 •		$1,528	1,527

Sound Point CLO Ltd.
6.566% due 10/20/2030 •		252	253
6.739% due 04/18/2031 •		354	355
6.796% due 07/20/2032 •		1,200	1,203

Soundview Home Loan Trust
5.580% due 11/25/2036 •		38	10
5.640% due 07/25/2037 •		650	574
5.660% due 06/25/2037 •		1,308	885

St Paul’s CLO DAC
4.712% due 04/25/2030 •	EUR	590	631

Structured Asset Securities Corp. Mortgage Loan Trust
6.944% due 04/25/2035 •		$46	45

TCW CLO Ltd.
6.555% due 04/25/2031 •		640	641

Toro European CLO DAC
4.646% due 10/15/2030 •	EUR	619	664

TPG Real Estate Finance Issuer Ltd.
6.979% due 02/15/2039 •		$1,484	1,477

Tralee CLO Ltd.
6.905% due 04/25/2034 •		1,400	1,401

Venture CLO Ltd.
6.470% due 04/15/2027 •		3	3
6.486% due 10/20/2028 •		169	169
6.576% due 07/20/2030 •		203	203

Vibrant CLO Ltd.
6.626% due 09/15/2030 •		155	155
6.706% due 07/20/2032 •		1,200	1,201

Voya CLO Ltd.
6.525% due 07/20/2032 •		500	501
6.529% due 04/17/2030 •		131	131
6.650% due 04/15/2031 •		343	343

Wellfleet CLO Ltd.
6.476% due 07/20/2029 •		8	8

Wind River CLO Ltd.
6.670% due 07/15/2031 •		1,600	1,601

Total Asset-Backed Securities (Cost $128,519)			126,549

SOVEREIGN ISSUES 7.8%

Canada Government Bond
4.250% due 12/01/2026 (b)	CAD	6,874	5,328

France Government International Bond
0.100% due 03/01/2026 (b)	EUR	15,047	15,755
0.100% due 07/25/2031 (b)		2,512	2,534
0.250% due 07/25/2024 (b)		9,038	9,673

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (b)		3,517	3,470
1.400% due 05/26/2025 (b)		43,772	46,364

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.800% due 05/15/2036 (b)	EUR	1,318	$1,346

Japan Government International Bond
0.100% due 03/10/2028 (b)	JPY	1,554,152	10,109
0.100% due 03/10/2029 (b)		2,370,675	15,479

Total Sovereign Issues (Cost $123,223)			110,058

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Bank of America Corp.
5.875% due 03/15/2028 •(c)		1,220,000	1,215

Total Preferred Securities (Cost $1,220)			1,215

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 49.3%

REPURCHASE AGREEMENTS (e) 49.3%
			700,563

Total Short-Term Instruments (Cost $700,563)			700,563

Total Investments in Securities (Cost $2,549,768)			2,370,630

		SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III		76,687	746

Total Short-Term Instruments (Cost $746)			746

Total Investments in Affiliates (Cost $746)			746

Total Investments 167.0% (Cost $2,550,514)			$2,371,376

Financial Derivative Instruments (g)(i) 0.2% (Cost or Premiums, net $1,196)			2,319

Other Assets and Liabilities, net (67.2)%			(953,421)

Net Assets 100.0%			$1,420,274

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.410%	07/01/2024	07/02/2024	$700,000	U.S. Treasury Notes 0.250% - 1.625% due 10/31/2025 - 05/15/2026	$(714,178)	$700,000	$700,000
FICC	2.600	06/28/2024	07/01/2024	563	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	(574)	563	563

Total Repurchase Agreements						$(714,752)	$700,563	$700,563

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	5.520%	06/27/2024	07/01/2024	$(11,925)	$(11,932)
	5.560	06/27/2024	07/01/2024	(53,729)	(53,763)
BOS	5.470	06/28/2024	07/01/2024	(1,252)	(1,252)
BPG	5.600	07/01/2024	07/02/2024	(1,058,737)	(1,058,737)
GSC	5.550	06/26/2024	07/08/2024	(832)	(833)

Total Sale-Buyback Transactions					$(1,126,517)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$700,000	$0	$0	$700,000	$(714,178)	$(14,178)
FICC	563	0	0	563	(574)	(11)

Master Securities Forward Transaction Agreement
BCY	0	0	(65,695)	(65,695)	65,396	(299)
BOS	0	0	(1,252)	(1,252)	1,245	(7)
BPG	0	0	(1,058,737)	(1,058,737)	1,050,188	(8,549)
GSC	0	0	(833)	(833)	830	(3)

Total Borrowings and Other Financing Transactions	$700,563	$0	$(1,126,517)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$(66,947)	$(1,059,570)	$0	$0	$(1,126,517)

Total Borrowings	$(66,947)	$(1,059,570)	$0	$0	$(1,126,517)

Payable for sale-buyback financing transactions					$(1,126,517)

(f)	Securities with an aggregate market value of $1,117,659 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(88,767) at a weighted average interest rate of 5.430%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(166) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - EUREX Euro-Schatz July 2024 Futures	106.200	07/26/2024	542	542	$(94)	$(38)

Total Written Options					$(94)	$(38)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond September Futures	09/2024	242	$18,334	$(40)	$140	$(140)
Euro-BOBL Future September Futures	09/2024	151	18,830	187	6	(24)
Euro-BTP Future September Futures	09/2024	206	25,435	(259)	0	(143)
Euro-Buxl 30-Year Bond September Futures	09/2024	9	1,255	29	2	(13)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	1,110	126,020	1,218	0	(538)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	1	125	1	0	(1)

				$1,136	$148	$(859)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP Italy Government Bond September Futures	09/2024	253	$(28,453)	$(5)	$19	$0
Euro-Bund September Futures	09/2024	294	(41,442)	(374)	132	(6)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	178	(23,470)	203	126	0
Euro-Schatz September Futures	09/2024	322	(36,450)	(161)	12	(4)
U.S. Treasury 2-Year Note September Futures	09/2024	441	(90,060)	(281)	11	0
U.S. Treasury 5-Year Note September Futures	09/2024	1,712	(182,462)	(1,162)	187	0
U.S. Treasury 10-Year Note September Futures	09/2024	624	(68,630)	(657)	166	0
U.S. Treasury Long-Term Bond September Futures	09/2024	876	(103,642)	(1,004)	876	0

				$(3,441)	$1,529	$(10)

Total Futures Contracts				$(2,305)	$1,677	$(869)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	400,000	$(7)	$30	$23	$2	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		118,480	(2)	11	9	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,600,000	(18)	6	(12)	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		1,061,000	21	136	157	16	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	54,750	364	413	777	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		53,300	(704)	(3,970)	(4,674)	0	(86)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		6,020	(76)	(440)	(516)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		31,600	(279)	(2,192)	(2,471)	0	(184)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		6,810	428	1,684	2,112	99	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		5,300	329	1,357	1,686	77	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		22,300	462	3,233	3,695	361	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/20/2054	$	8,300	$221	$130	$351	$145	$0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	200	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		2,600	(13)	(181)	(194)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		6,000	(33)	(421)	(454)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		2,900	(22)	(193)	(215)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		5,700	(21)	(342)	(363)	0	(2)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,500	(9)	(150)	(159)	0	(1)
Receive	6-Month EUR-EURIBOR	2.635	Annual	02/15/2033		33,286	0	507	507	65	0
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		190,900	3,667	(4,458)	(791)	0	(403)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	2,387	2,721	9	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	4	2,812	2,816	9	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	4,355	4,971	17	0
Receive(2)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		43,600	(1,761)	1,798	37	102	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		2,400	(6)	(14)	(20)	5	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	40	41	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	17	17	1	0
Receive	CPTFEMU	2.260	Maturity	03/15/2028		1,300	0	5	5	0	0
Receive	CPTFEMU	2.503	Maturity	03/15/2028		800	0	(7)	(7)	0	0
Receive	CPTFEMU	2.359	Maturity	08/15/2030		2,500	0	67	67	1	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		19,800	(142)	(3,932)	(4,074)	8	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		5,300	27	98	125	5	0
Receive	CPTFEMU	2.570	Maturity	06/15/2032		2,200	0	21	21	1	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		5,200	(30)	(5)	(35)	2	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		2,800	0	57	57	2	0
Pay	CPTFEMU	2.356	Maturity	11/15/2033		5,200	(8)	99	91	0	(5)
Pay	CPTFEMU	2.363	Maturity	11/15/2033		2,900	0	53	53	0	(3)
Pay	CPTFEMU	2.390	Maturity	11/15/2033		3,000	3	60	63	0	(3)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		40	0	(1)	(1)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		800	1	(35)	(34)	0	(4)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	(18)	(52)	0	(7)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	(8)	(8)	0	(1)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		550	0	(43)	(43)	0	(3)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,000	0	51	51	0	(12)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,800	12	121	133	0	(13)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		2,700	7	250	257	0	(19)
Pay	CPTFEMU	2.680	Maturity	10/15/2053		900	0	62	62	0	(7)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		1,400	13	109	122	0	(10)
Receive	CPTFEMU	2.548	Maturity	11/15/2053		1,000	(3)	(24)	(27)	7	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		900	0	(45)	(45)	6	0
Pay	CPURNSA	2.500	Maturity	09/07/2024	$	4,700	0	(26)	(26)	2	0
Pay	CPURNSA	2.560	Maturity	09/12/2024		5,300	0	(27)	(27)	2	0
Pay	CPURNSA	2.565	Maturity	09/12/2024		5,600	0	(28)	(28)	2	0
Receive	CPURNSA	2.314	Maturity	02/26/2026		2,700	0	306	306	1	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		10,200	0	1,097	1,097	4	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		7,700	0	662	662	7	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	276	276	3	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		5,980	0	527	527	6	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		400	0	35	35	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		7,000	0	1,125	1,125	11	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	1,094	1,094	12	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	(361)	(363)	0	(7)
Receive	CPURNSA	2.570	Maturity	08/26/2028		800	0	59	59	1	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		1,900	0	125	125	4	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	(2,279)	(2,279)	0	(35)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	(939)	(939)	0	(13)
Pay	CPURNSA	1.998	Maturity	07/25/2029		20,100	0	(2,803)	(2,803)	0	(39)
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(2,014)	(2,025)	0	(23)
Receive	CPURNSA	2.311	Maturity	02/24/2031		21,800	0	2,576	2,576	37	0
Receive	ESTRON	3.475	Annual	02/26/2025	EUR	270,300	55	440	495	6	0

Total Swap Agreements							$3,383	$3,333	$6,716	$1,058	$(894)

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,677	$1,058	$2,735	$(38)	$(869)	$(894)	$(1,801)

(h)

Securities with an aggregate market value of $12,885 and cash of $4,764 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $9 and liability of $(3) is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	07/2024		$898	AUD	1,348	$1	$0
	08/2024	AUD	1,348		$899	0	(1)

CBK	07/2024	GBP	1,768		2,249	14	0

FAR	07/2024	AUD	1,348		898	0	(1)
	07/2024	EUR	110,119		119,936	2,005	0
	07/2024	JPY	4,133,785		26,471	778	0
	07/2024		$25,922	JPY	4,130,264	0	(251)
	08/2024	JPY	4,110,887		$25,922	250	0

JPM	07/2024		$1,868	GBP	1,475	0	(4)
	09/2024		579	MXN	10,483	0	(13)

MBC	07/2024	CAD	7,339		$5,390	25	0
	07/2024		$5,363	CAD	7,344	4	0
	07/2024		371	GBP	293	0	0
	08/2024	CAD	7,339		$5,364	0	(5)
	08/2024	GBP	293		371	0	0

SCX	07/2024	EUR	1,727		1,855	6	0
	07/2024		$119,832	EUR	111,846	0	(50)
	08/2024	EUR	111,846		$120,008	52	0

Total Forward Foreign Currency Contracts						$3,135	$(325)

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	$(391)	$(305)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150%	10/06/2025	20,000	$(232)	$(268)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.150	10/06/2025	20,000	(232)	(90)

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	16,600	(201)	(183)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	16,600	(201)	(104)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	10,400	(135)	(101)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	10,400	(135)	(64)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,500	(283)	(194)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,500	(283)	(158)

							$(1,702)	$(1,162)

Total Written Options							$(2,093)	$(1,467)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.500% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/22/2024	$50,000	$0	$0	$0	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/22/2024	$125,000	$0	$42	$183	$(141)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.500% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/22/2024	145,000	0	0	0	0

								$0	$42	$183	$(141)

Total Swap Agreements								$0	$42	$183	$(141)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BPS	$1	$0	$0	$1	$(1)	$0	$0	$(1)	$0	$0	$0
BRC	0	0	0	0	0	(358)	0	(358)	(358)	280	(78)
CBK	14	0	0	14	0	(287)	0	(287)	(273)	0	(273)
FAR	3,033	0	0	3,033	(252)	0	0	(252)	2,781	(3,030)	(249)
GLM	0	0	0	0	0	(470)	0	(470)	(470)	67	(403)
GST	0	0	0	0	0	(352)	0	(352)	(352)	586	234
JPM	0	0	0	0	(17)	0	0	(17)	(17)	0	(17)
MBC	29	0	0	29	(5)	0	0	(5)	24	0	24
MYC	0	0	183	183	0	0	(141)	(141)	42	(2,530)	(2,488)
SCX	58	0	0	58	(50)	0	0	(50)	8	0	8

Total Over the Counter	$3,135	$0	$183	$3,318	$(325)	$(1,467)	$(141)	$(1,933)

(j)

Securities with an aggregate market value of $933 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,677	$1,677
Swap Agreements	0	0	0	0	1,058	1,058

	$0	$0	$0	$0	$2,735	$2,735

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,135	$0	$3,135
Swap Agreements	0	0	0	0	183	183

	$0	$0	$0	$3,135	$183	$3,318

	$0	$0	$0	$3,135	$2,918	$6,053

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$38	$38
Futures	0	0	0	0	869	869
Swap Agreements	0	0	0	0	894	894

	$0	$0	$0	$0	$1,801	$1,801

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$325	$0	$325
Written Options	0	0	0	0	1,467	1,467
Swap Agreements	0	0	0	0	141	141

	$0	$0	$0	$325	$1,608	$1,933

	$0	$0	$0	$325	$3,409	$3,734

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$360	$360
Futures	(412)	0	0	0	4,227	3,815
Swap Agreements	0	0	0	0	3,291	3,291

	$(412)	$0	$0	$0	$7,878	$7,466

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,562	$0	$4,562
Written Options	0	0	0	0	1,186	1,186
Swap Agreements	0	0	0	0	5,170	5,170

	$0	$0	$0	$4,562	$6,356	$10,918

	$(412)	$0	$0	$4,562	$14,234	$18,384

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$57	$57
Futures	(5)	0	0	0	7,414	7,409
Swap Agreements	0	0	0	0	(7,851)	(7,851)

	$(5)	$0	$0	$0	$(380)	$(385)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,819	$0	$4,819
Written Options	0	0	0	0	1,661	1,661
Swap Agreements	0	0	0	0	(9,369)	(9,369)

	$0	$0	$0	$4,819	$(7,708)	$(2,889)

	$(5)	$0	$0	$4,819	$(8,088)	$(3,274)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)	June 30, 2024	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,272	$0	$1,272
Industrials	0	183	0	183
Utilities	0	99	0	99
U.S. Government Agencies	0	204,540	0	204,540
U.S. Treasury Obligations	0	1,210,612	0	1,210,612
Non-Agency Mortgage-Backed Securities	0	15,334	205	15,539
Asset-Backed Securities	1,016	125,493	40	126,549
Sovereign Issues	0	110,058	0	110,058
Preferred Securities
Banking & Finance	0	1,215	0	1,215
Short-Term Instruments
Repurchase Agreements	0	700,563	0	700,563

	$1,016	$2,369,369	$245	$2,370,630

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$746	$0	$0	$746

Total Investments	$1,762	$2,369,369	$245	$2,371,376

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$437	$2,298	$0	$2,735
Over the counter	0	3,318	0	3,318

	$437	$5,616	$0	$6,053

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(368)	(1,433)	0	(1,801)
Over the counter	0	(1,933)	0	(1,933)

	$(368)	$(3,366)	$0	$(3,734)

Total Financial Derivative Instruments	$69	$2,250	$0	$2,319

Totals	$1,831	$2,371,619	$245	$2,373,695

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Real Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Notes to Financial Statements	(Cont.)

unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the

22	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Notes to Financial Statements	(Cont.)

Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair

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valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s

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website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$260	$284,561	$(284,070)	$(5)	$0	$746	$161	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or

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Notes to Financial Statements	(Cont.)

equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the

U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

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When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the

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Notes to Financial Statements	(Cont.)

“Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently

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marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the

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Notes to Financial Statements	(Cont.)

market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

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Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government

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Notes to Financial Statements	(Cont.)

actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

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Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral

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Notes to Financial Statements	(Cont.)

are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	37

Notes to Financial Statements	(Cont.)

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$1,736,595	$1,669,482	$15,243	$22,971

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	639	$7,340	1,411	$16,236

Administrative Class	4,099	47,145	8,953	102,839

Advisor Class	1,553	17,837	2,234	25,687
Issued as reinvestment of distributions

Institutional Class	297	3,396	530	6,078

Administrative Class	1,474	16,832	2,591	29,709

Advisor Class	539	6,155	860	9,855
Cost of shares redeemed

Institutional Class	(1,905)	(21,911)	(3,152)	(36,132)

Administrative Class	(9,385)	(107,676)	(19,205)	(220,350)

Advisor Class	(1,587)	(18,214)	(3,524)	(40,433)

Net increase (decrease) resulting from Portfolio share transactions	(4,276)	$(49,096)	(9,302)	$(106,511)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

As of June 30, 2024, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 35% of the Portfolio. One of the shareholders is a related party of the Portfolio and comprises 10% of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$33,341	$83,573

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$2,551,710	$36,342	$(210,918)	$(174,576)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	39

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	CBK	Citibank N.A.	GST	Goldman Sachs International

BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	JPM	JP Morgan Chase Bank N.A.

BPG	BNP Paribas Securities Corp.	FICC	Fixed Income Clearing Corporation	MBC	HSBC Bank Plc

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services LLC

BRC	Barclays Bank PLC	GSC	Goldman Sachs & Co. LLC	SCX	Standard Chartered Bank, London

Currency Abbreviations:

AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso

CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar

EUR	Euro

Exchange Abbreviations:

EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BOBL	Bundesobligation, the German word for federal government bond	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	ESTRON	Euro Short-Term Rate	SOFR	Secured Overnight Financing Rate

CPTFEMU	Eurozone HICP ex-Tobacco Index

Other Abbreviations:

ABS	Asset-Backed Security	DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

CLO	Collateralized Loan Obligation

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT16FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Short-Term Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Short-Term Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Short-Term Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests.

For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Short-Term Portfolio	09/30/99	04/28/00	09/30/99	09/30/09	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Short-Term Portfolio	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

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SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Short-Term Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2024 - 06/30/2024+	$10.23	$0.27	$0.06	$0.33	$(0.27)	$0.00	$(0.27)

12/31/2023	10.09	0.48	0.13	0.61	(0.47)	0.00	(0.47)

12/31/2022	10.29	0.20	(0.20)	0.00	(0.18)	(0.02)	(0.20)

12/31/2021	10.42	0.09	(0.09)	0.00	(0.13)	0.00	(0.13)

12/31/2020	10.32	0.17	0.07	0.24	(0.14)	0.00	(0.14)

12/31/2019	10.29	0.28	0.02	0.30	(0.27)	0.00	(0.27)
Administrative Class

01/01/2024 - 06/30/2024+	10.23	0.26	0.06	0.32	(0.26)	0.00	(0.26)

12/31/2023	10.09	0.46	0.13	0.59	(0.45)	0.00	(0.45)

12/31/2022	10.29	0.19	(0.20)	(0.01)	(0.17)	(0.02)	(0.19)

12/31/2021	10.42	0.07	(0.09)	(0.02)	(0.11)	0.00	(0.11)

12/31/2020	10.32	0.15	0.08	0.23	(0.13)	0.00	(0.13)

12/31/2019	10.29	0.27	0.01	0.28	(0.25)	0.00	(0.25)
Advisor Class

01/01/2024 - 06/30/2024+	10.23	0.26	0.06	0.32	(0.26)	0.00	(0.26)

12/31/2023	10.09	0.46	0.12	0.58	(0.44)	0.00	(0.44)

12/31/2022	10.29	0.17	(0.19)	(0.02)	(0.16)	(0.02)	(0.18)

12/31/2021	10.42	0.06	(0.09)	(0.03)	(0.10)	0.00	(0.10)

12/31/2020	10.32	0.14	0.08	0.22	(0.12)	0.00	(0.12)

12/31/2019	10.29	0.26	0.01	0.27	(0.24)	0.00	(0.24)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.29	3.24%	$70,224	0.47	%*	0.47	%*	0.45	%*	0.45	%*	5.28	%*	32%

10.23	6.17	68,829	0.51		0.51		0.45		0.45		4.73		64

10.09	0.00	68,296	0.46		0.46		0.45		0.45		1.96		74

10.29	(0.00)	62,498	0.45		0.45		0.45		0.45		0.85		98

10.42	2.40	29,870	0.47		0.47		0.45		0.45		1.63		114

10.32	2.95	39,236	0.64		0.64		0.45		0.45		2.70		76

10.29	3.16	250,770	0.62	*	0.62	*	0.60	*	0.60	*	5.13	*	32

10.23	6.01	251,202	0.66		0.66		0.60		0.60		4.57		64

10.09	(0.15)	259,589	0.61		0.61		0.60		0.60		1.83		74

10.29	(0.15)	212,796	0.60		0.60		0.60		0.60		0.72		98

10.42	2.24	246,924	0.62		0.62		0.60		0.60		1.40		114

10.32	2.80	234,168	0.79		0.79		0.60		0.60		2.62		76

10.29	3.11	284,430	0.72	*	0.72	*	0.70	*	0.70	*	5.03	*	32

10.23	5.90	269,936	0.76		0.76		0.70		0.70		4.49		64

10.09	(0.25)	260,404	0.71		0.71		0.70		0.70		1.71		74

10.29	(0.25)	230,829	0.70		0.70		0.70		0.70		0.62		98

10.42	2.14	222,266	0.72		0.72		0.70		0.70		1.30		114

10.32	2.69	205,254	0.89		0.89		0.70		0.70		2.52		76

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Short-Term Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$742,047
Investments in Affiliates	177
Financial Derivative Instruments
Exchange-traded or centrally cleared	111
Over the counter	287
Deposits with counterparty	1,658
Foreign currency, at value	360
Receivable for investments sold	74,646
Receivable for Portfolio shares sold	801
Interest and/or dividends receivable	3,884
Dividends receivable from Affiliates	4
Total Assets	823,975

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$4,277
Payable for short sales	10,512
Financial Derivative Instruments
Exchange-traded or centrally cleared	14
Over the counter	121
Payable for investments purchased	201,404
Payable for investments in Affiliates purchased	4
Deposits from counterparty	30
Payable for Portfolio shares redeemed	1,897
Accrued investment advisory fees	116
Accrued supervisory and administrative fees	93
Accrued distribution fees	54
Accrued servicing fees	29
Total Liabilities	218,551

Commitments and Contingent Liabilities^

Net Assets	$605,424

Net Assets Consist of:

Paid in capital	$605,509
Distributable earnings (accumulated loss)	(85)

Net Assets	$605,424

Net Assets:

Institutional Class	$70,224
Administrative Class	250,770
Advisor Class	284,430

Shares Issued and Outstanding:

Institutional Class	6,826
Administrative Class	24,375
Advisor Class	27,646

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.29
Administrative Class	10.29
Advisor Class	10.29

Cost of investments in securities	$744,457
Cost of investments in Affiliates	$179
Cost of foreign currency held	$375
Proceeds received on short sales	$10,489
Cost or premiums of financial derivative instruments, net	$197

* Includes repurchase agreements of:	$133

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Short-Term Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$16,968
Dividends from Investments in Affiliates	14
Total Income	16,982

Expenses:

Investment advisory fees	739
Supervisory and administrative fees	591
Distribution and/or servicing fees - Administrative Class	185
Distribution and/or servicing fees - Advisor Class	344
Trustee fees	10
Interest expense	50
Total Expenses	1,919

Net Investment Income (Loss)	15,063

Net Realized Gain (Loss):

Investments in securities	263
Investments in Affiliates	2
Exchange-traded or centrally cleared financial derivative instruments	(13)
Over the counter financial derivative instruments	437
Short sales	(32)
Foreign currency	(52)

Net Realized Gain (Loss)	605

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	899
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	1,234
Over the counter financial derivative instruments	725
Short sales	17
Foreign currency assets and liabilities	(9)

Net Change in Unrealized Appreciation (Depreciation)	2,867

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,535

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Short-Term Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$15,063	$26,526
Net realized gain (loss)	605	(3,494)
Net change in unrealized appreciation (depreciation)	2,867	10,539

Net Increase (Decrease) in Net Assets Resulting from Operations	18,535	33,571

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,811)	(3,133)
Administrative Class	(6,334)	(11,267)
Advisor Class	(6,921)	(11,535)

Total Distributions(a)	(15,066)	(25,935)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	11,988	(5,958)

Total Increase (Decrease) in Net Assets	15,457	1,678

Net Assets:

Beginning of period	589,967	588,289
End of period	$605,424	$589,967

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 122.6%

CORPORATE BONDS & NOTES 47.0%

BANKING & FINANCE 33.2%

ABN AMRO Bank NV
6.575% due 10/13/2026 •		$1,000	$1,010

AerCap Ireland Capital DAC
1.650% due 10/29/2024		4,000	3,946
3.500% due 01/15/2025		1,100	1,086

Air Lease Corp.
5.300% due 06/25/2026		600	598

Ally Financial, Inc.
5.125% due 09/30/2024		3,800	3,791
5.750% due 11/20/2025		500	497
5.800% due 05/01/2025		1,218	1,217

American Express Co.
5.645% due 04/23/2027 •		1,000	1,004

American Honda Finance Corp.
5.914% due 02/12/2025 •		4,000	4,006
6.144% (SOFRINDX + 0.790%) due 10/03/2025 ~		1,900	1,908

Aozora Bank Ltd.
1.050% due 09/09/2024		1,500	1,485

Athene Global Funding
2.500% due 01/14/2025		500	491
5.927% (SOFRINDX + 0.560%) due 08/19/2024 ~		500	500
6.585% (SOFRINDX + 1.210%) due 03/25/2027 ~		4,800	4,828

Aviation Capital Group LLC
5.500% due 12/15/2024		200	200

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		600	564
2.875% due 02/15/2025		4,600	4,507

Bank of America Corp.
3.093% due 10/01/2025 •		100	99
3.366% due 01/23/2026 •		2,300	2,269
3.384% due 04/02/2026 •		1,000	982
6.359% (US0003M + 0.770%) due 02/05/2026 ~		400	401
6.684% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,300	1,309

Bank of America NA
5.459% due 10/30/2026 ~	AUD	1,000	672

Bank of Queensland Ltd.
5.511% due 10/29/2025 ~		1,000	670

Banque Federative du Credit Mutuel SA
6.489% (SOFRRATE + 1.130%) due 01/23/2027 ~		$1,200	1,211
6.756% (SOFRINDX + 1.400%) due 07/13/2026 ~		200	203
6.756% due 07/13/2026 ~		600	609

Barclays PLC
2.852% due 05/07/2026 •		2,600	2,535

BNP Paribas SA
2.819% due 11/19/2025 •		3,800	3,753
3.375% due 01/09/2025		2,300	2,270

BPCE SA
5.795% due 09/29/2025 ~	AUD	200	134
5.952% due 06/05/2025 ~		1,800	1,210

Citibank NA
6.431% (SOFRINDX + 1.060%) due 12/04/2026 ~		$1,000	1,012

Citigroup, Inc.
3.106% due 04/08/2026 •		5,900	5,781

CNO Global Funding
1.650% due 01/06/2025		200	195

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		1,000	918

Credit Agricole SA
4.400% due 07/06/2027	AUD	200	128
6.643% (SOFRRATE + 1.290%) due 07/05/2026 ~		$500	506

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Danske Bank AS
0.976% due 09/10/2025 •		$1,200	$1,188
3.244% due 12/20/2025 •		300	296
6.466% due 01/09/2026 •		2,500	2,507

Deutsche Bank AG
2.129% due 11/24/2026 •		500	475
3.961% due 11/26/2025 •		4,700	4,660
4.162% due 05/13/2025		165	163

DNB Bank ASA
5.896% due 10/09/2026 •		900	903

First Abu Dhabi Bank PJSC
5.443% due 02/18/2025 ~	AUD	1,000	667

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		$2,700	2,640
3.375% due 11/13/2025		400	387
4.063% due 11/01/2024		2,000	1,988
4.134% due 08/04/2025		700	687
4.389% due 01/08/2026		200	196
4.687% due 06/09/2025		800	791
5.125% due 06/16/2025		1,000	993
8.321% (SOFRRATE + 2.950%) due 03/06/2026 ~		550	570

FS KKR Capital Corp.
1.650% due 10/12/2024		400	395

GA Global Funding Trust
0.800% due 09/13/2024		2,000	1,978
3.850% due 04/11/2025		1,700	1,673
5.872% (SOFRRATE + 0.500%) due 09/13/2024 ~		200	200
6.715% (SOFRRATE + 1.360%) due 04/11/2025 ~		1,300	1,308

General Motors Financial Co., Inc.
6.434% (SOFRINDX + 1.050%) due 07/15/2027 ~		4,700	4,704
6.653% (SOFRINDX + 1.300%) due 04/07/2025 ~		200	201
6.714% (SOFRINDX + 1.350%) due 05/08/2027 ~		1,000	1,008

Goldman Sachs Bank USA
6.119% (SOFRRATE + 0.750%) due 05/21/2027 ~		500	500

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,900	1,888
5.700% due 11/01/2024		3,400	3,401
5.844% (SOFRRATE + 0.486%) due 10/21/2024 ~		1,000	1,000
6.161% due 12/09/2026 •		500	501

HSBC Bank PLC
5.728% due 09/28/2024 ~		1,000	1,041

HSBC Holdings PLC
1.645% due 04/18/2026 •		400	387
4.180% due 12/09/2025 •		3,200	3,177
6.934% (SOFRRATE + 1.570%) due 08/14/2027 ~		200	203
6.985% (US0003M + 1.380%) due 09/12/2026 ~		1,300	1,315

ING Groep NV
6.385% (SOFRRATE + 1.010%) due 04/01/2027 ~		700	702
7.016% (SOFRINDX + 1.640%) due 03/28/2026 ~		5,950	6,000

JPMorgan Chase & Co.
2.005% due 03/13/2026 •		2,200	2,144
5.971% (SOFRRATE + 0.600%) due 12/10/2025 ~		3,000	3,005
6.289% (SOFRRATE + 0.920%) due 02/24/2026 ~		2,000	2,009
6.559% (SOFRRATE + 1.200%) due 01/23/2028 ~		700	709

LeasePlan Corp. NV
2.875% due 10/24/2024		1,150	1,139

Lloyds Banking Group PLC
2.438% due 02/05/2026 •		1,000	980
3.511% due 03/18/2026 •		500	492
3.870% due 07/09/2025 •		4,540	4,538
4.450% due 05/08/2025		500	495

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.754% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	500	$335
6.934% (SOFRINDX + 1.580%) due 01/05/2028 ~		$800	812

Metropolitan Life Global Funding
6.072% (SOFRINDX + 0.700%) due 06/11/2027 ~		1,000	1,003

Mitsubishi UFJ Financial Group, Inc.
5.063% due 09/12/2025 •		1,000	998
5.541% due 04/17/2026 •		900	899
6.306% (SOFRRATE + 0.940%) due 02/20/2026 ~		500	502
6.756% (SOFRRATE + 1.385%) due 09/12/2025 ~		3,700	3,708
6.796% (SOFRRATE + 1.440%) due 04/17/2026 ~		1,000	1,008

Mizuho Bank Ltd.
4.883% due 02/21/2025 ~	AUD	400	267
5.168% due 08/07/2024 ~		500	334
5.195% due 02/23/2026 ~		1,900	1,273
5.218% due 09/14/2026 ~		1,100	736

Mizuho Financial Group, Inc.
2.839% due 07/16/2025 •		$1,000	999

Morgan Stanley
2.188% due 04/28/2026 •		900	874

Morgan Stanley Bank NA
6.233% (SOFRRATE + 0.865%) due 05/26/2028 ~		1,100	1,101
6.436% (SOFRRATE + 1.080%) due 01/14/2028 ~		1,900	1,914

MUFG Bank Ltd.
5.215% due 02/17/2026 ~	AUD	2,500	1,675

National Bank of Canada
6.275% due 03/25/2027 •		$300	300

NatWest Markets PLC
6.824% due 03/22/2025 ~		500	504

Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		600	594
1.850% due 09/16/2026		2,400	2,198
2.000% due 03/09/2026		1,400	1,311
6.950% due 09/15/2026		200	205

Nomura Holdings, Inc.
1.851% due 07/16/2025		3,700	3,556
2.648% due 01/16/2025		3,000	2,949

Nordea Bank Abp
6.331% (SOFRRATE + 0.960%) due 06/06/2025 ~		600	603

Oversea-Chinese Banking Corp. Ltd.
5.123% due 05/18/2026 ~	AUD	600	402

Royal Bank of Canada
6.308% (SOFRINDX + 0.950%) due 01/19/2027 ~		$900	907

Shinhan Bank Co. Ltd.
6.304% due 11/16/2025 ~	AUD	300	204

Skandinaviska Enskilda Banken AB
6.261% (SOFRRATE + 0.890%) due 03/05/2027 ~		$500	505

Societe Generale SA
2.625% due 10/16/2024		500	495
6.408% (SOFRRATE + 1.050%) due 01/21/2026 ~		4,900	4,905

Standard Chartered PLC
1.822% due 11/23/2025 •		1,200	1,181
2.819% due 01/30/2026 •		1,000	982
3.200% due 04/17/2025		300	294
3.971% due 03/30/2026 •		1,100	1,085
6.299% (SOFRRATE + 0.930%) due 11/23/2025 ~		3,000	3,003
6.536% (SOFRRATE + 1.170%) due 05/14/2028 ~		500	502
7.116% (SOFRRATE + 1.740%) due 03/30/2026 ~		1,000	1,007
7.776% due 11/16/2025		500	503

Sumitomo Mitsui Banking Corp.
5.193% due 02/20/2026 ~	AUD	1,400	938
5.461% due 07/28/2026 ~		1,300	874

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sumitomo Mitsui Financial Group, Inc.
5.606% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	3,900	$2,606
6.785% (SOFRRATE + 1.430%) due 01/13/2026 ~		$2,100	2,133

Sumitomo Mitsui Trust Bank Ltd.
6.489% (SOFRRATE + 1.120%) due 03/09/2026 ~		825	834

Svenska Handelsbanken AB
6.031% (SOFRRATE + 0.660%) due 05/28/2027 ~		1,100	1,101

Swedbank AB
5.337% due 09/20/2027		2,000	1,993

Synchrony Financial
4.250% due 08/15/2024		1,500	1,496

UBS AG
3.625% due 09/09/2024		1,178	1,172
4.750% due 08/09/2024		1,000	999
5.279% due 07/30/2025 ~	AUD	1,800	1,205

UBS Group AG
4.490% due 08/05/2025 •		$700	699
6.944% (SOFRRATE + 1.580%) due 05/12/2026 ~		4,000	4,034

VICI Properties LP
3.500% due 02/15/2025		400	395

Wells Fargo & Co.
2.164% due 02/11/2026 •		2,700	2,642
2.406% due 10/30/2025 •		6,200	6,130
3.908% due 04/25/2026 •		200	197

			200,790

INDUSTRIALS 10.1%

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		1,300	1,294

American Honda Finance Corp.
5.822% due 06/13/2025 ~		1,800	1,801

Arrow Electronics, Inc.
4.000% due 04/01/2025		500	493

Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	1,820	1,209
5.629% due 10/30/2024 ~		1,100	734

Bayer U.S. Finance LLC
3.375% due 10/08/2024		$1,200	1,192
4.250% due 12/15/2025		4,900	4,796

Berry Global, Inc.
4.875% due 07/15/2026		977	960

Boeing Co.
2.500% due 03/01/2025		100	98
2.600% due 10/30/2025		800	765
4.875% due 05/01/2025		5,200	5,146

DAE Funding LLC
1.550% due 08/01/2024		1,200	1,195

Discovery Communications LLC
3.450% due 03/15/2025		4,797	4,718

Energy Transfer LP
2.900% due 05/15/2025		2,800	2,732
5.750% due 04/01/2025		300	299

HCA, Inc.
5.250% due 04/15/2025		4,700	4,679
5.375% due 02/01/2025		200	199

Hyundai Capital America
6.512% due 08/04/2025 •		5,036	5,058
6.854% (SOFRRATE + 1.500%) due 01/08/2027 ~		1,300	1,320

Imperial Brands Finance PLC
3.125% due 07/26/2024		3,800	3,793
3.500% due 07/26/2026		700	672
4.250% due 07/21/2025		886	873

Incitec Pivot Ltd.
4.300% due 03/18/2026	AUD	400	261

JDE Peet’s NV
0.800% due 09/24/2024		$2,600	2,565

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Las Vegas Sands Corp.
5.900% due 06/01/2027		$600	$603

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,100	1,068

Quanta Services, Inc.
0.950% due 10/01/2024		1,000	987

Renesas Electronics Corp.
1.543% due 11/26/2024		700	687

Reynolds American, Inc.
4.450% due 06/12/2025		620	613

Rolls-Royce PLC
3.625% due 10/14/2025		600	584

Sabine Pass Liquefaction LLC
5.625% due 03/01/2025		400	399

SK Hynix, Inc.
3.000% due 09/17/2024		200	199
5.500% due 01/16/2027		400	399
6.250% due 01/17/2026		800	809

T-Mobile USA, Inc.
3.500% due 04/15/2025		2,100	2,065

TD SYNNEX Corp.
1.250% due 08/09/2024		2,500	2,487

Toyota Finance Australia Ltd.
4.787% due 09/09/2024 ~	AUD	500	334

Transurban Queensland Finance Pty. Ltd.
6.421% due 12/16/2024 ~		3,800	2,545

Warnermedia Holdings, Inc.
3.788% due 03/15/2025		$600	591

			61,222

UTILITIES 3.7%

Avangrid, Inc.
3.200% due 04/15/2025		1,691	1,656

Black Hills Corp.
1.037% due 08/23/2024		1,000	993

Enel Finance International NV
2.650% due 09/10/2024		4,325	4,297
4.500% due 06/15/2025		800	790
6.800% due 10/14/2025		500	508

ETSA Utilities Finance Pty. Ltd.
3.500% due 08/29/2024	AUD	1,000	665

FirstEnergy Corp.
2.050% due 03/01/2025		$390	380

Georgia Power Co.
6.114% (SOFRINDX + 0.750%) due 05/08/2025 ~		1,900	1,909

Israel Electric Corp. Ltd.
5.000% due 11/12/2024		4,800	4,768

Korea Southern Power Co. Ltd.
5.379% due 10/30/2024 ~	AUD	2,800	1,867

NextEra Energy Capital Holdings, Inc.
6.121% (SOFRINDX + 0.760%) due 01/29/2026 ~		$1,500	1,504

Pacific Gas & Electric Co.
3.400% due 08/15/2024		300	299

Pinnacle West Capital Corp.
6.191% (SOFRRATE + 0.820%) due 06/10/2026 ~		800	800

Victoria Power Networks Finance Pty. Ltd.
4.835% due 08/23/2024 ~	AUD	3,000	2,000

			22,436

Total Corporate Bonds & Notes (Cost $285,065)			284,448

MUNICIPAL BONDS & NOTES 0.3%

LOUISIANA 0.3%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
5.884% (US0003M + 0.300%) due 02/15/2036 ~		$2,120	1,951

Total Municipal Bonds & Notes (Cost $1,966)			1,951

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 5.2%

Fannie Mae
5.498% due 12/25/2036 •		$2	$2
5.650% due 02/25/2037 •		16	16
5.800% due 05/25/2042 •		2	2
6.104% due 12/25/2047 •		587	580
6.130% due 12/25/2037 •		13	13
6.314% due 03/01/2044 - 07/01/2044 •		5	5

Federal Home Loan Bank
5.500% due 02/20/2026		5,000	4,998

Freddie Mac
2.500% due 10/25/2048		154	136
3.000% due 09/25/2045		258	223
5.375% due 04/24/2025		6,000	5,996
5.520% due 05/28/2025		6,000	5,999
5.650% due 03/06/2026		5,000	4,999
5.898% due 09/15/2041 •		6	6
6.148% due 02/15/2038 •		9	9
6.353% due 10/25/2044 - 02/25/2045 •		43	40
6.553% due 07/25/2044 •		7	7

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		109	94
4.625% due 02/20/2032 •		1	1
6.123% due 04/20/2074 •		299	300
6.233% due 01/20/2074 •		1,617	1,623
6.237% due 01/20/2066 •		156	156
6.283% due 09/20/2073 - 10/20/2073 •		4,540	4,569
6.287% due 11/20/2066 •		271	271
6.313% due 09/20/2073 •		492	496
6.437% due 01/20/2066 •		363	364
7.581% due 05/20/2071 •		245	251

Uniform Mortgage-Backed Security
4.000% due 08/01/2049		16	14

Total U.S. Government Agencies (Cost $31,227)			31,170

U.S. TREASURY OBLIGATIONS 2.8%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2024		3,666	3,629
2.125% due 04/15/2029 (g)		13,481	13,501

Total U.S. Treasury Obligations (Cost $17,130)			17,130

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%

Atrium Hotel Portfolio Trust
6.576% due 06/15/2035 •		700	697

Avon Finance PLC
6.134% due 12/28/2049 •	GBP	2,428	3,070

Barclays Mortgage Loan Trust
5.903% due 01/25/2064 þ		$956	952

Bear Stearns Adjustable Rate Mortgage Trust
6.008% due 01/25/2034 ~		1	1

Bear Stearns ALT-A Trust
4.984% due 09/25/2035 ~		6	3

Beast Mortgage Trust
6.629% due 02/15/2037 •		2,600	2,303

Benchmark Mortgage Trust
3.042% due 08/15/2052		992	937

BSREP Commercial Mortgage Trust
6.393% due 08/15/2038 •		2,369	2,220

BX Trust
6.143% due 01/15/2034 •		153	152

Citigroup Mortgage Loan Trust
7.560% due 09/25/2035 •		1	1

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •		400	394

COLT Mortgage Loan Trust
5.835% due 02/25/2069 þ		1,644	1,640

Commercial Mortgage Trust
2.896% due 02/10/2037		800	778
6.743% due 12/15/2038 •		2,055	1,957

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Reperforming REMIC Trust
5.800% due 06/25/2035 •		$2	$2

Credit Suisse First Boston Mortgage Securities Corp.
5.729% due 06/25/2033 «~		2	2
6.056% due 03/25/2032 ~		1	1

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.425% due 03/25/2059 ~		629	626
3.904% due 04/25/2062 ~		167	156
4.052% due 12/27/2060 ~		675	662
5.000% due 07/25/2056 •		306	284
6.194% due 07/15/2032 •		238	233

Eurohome U.K. Mortgages PLC
5.502% due 06/15/2044 •	GBP	26	32

Extended Stay America Trust
6.523% due 07/15/2038 •		$2,269	2,262

Finsbury Square Green PLC
5.883% due 12/16/2067 •	GBP	55	70

GCAT Trust
1.091% due 05/25/2066 ~		$730	603
2.885% due 12/27/2066 ~		818	743

GCT Commercial Mortgage Trust
6.243% due 02/15/2038 •		400	330

Gemgarto PLC
5.823% due 12/16/2067 •	GBP	247	312

Ginnie Mae
6.333% due 05/20/2073 •		$1,092	1,102
6.433% due 05/20/2073 •		203	206
6.433% due 11/20/2073 •		204	207

GreenPoint Mortgage Funding Trust
5.900% due 06/25/2045 •		5	4

GS Mortgage Securities Corp. Trust
8.729% due 08/15/2039 •		2,800	2,806

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		1,395	1,273

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		242	224
5.000% due 02/25/2052 •		719	666

GSR Mortgage Loan Trust
5.057% due 09/25/2035 ~		2	1

HarborView Mortgage Loan Trust
5.893% due 05/19/2035 •		9	9

HPLY Trust
6.442% due 11/15/2036 •		182	181

Impac CMB Trust
6.100% due 03/25/2035 •		55	51

InTown Mortgage Trust
7.818% due 08/15/2039 •		1,100	1,104

JP Morgan Chase Commercial Mortgage Securities Trust
6.586% due 06/15/2035 •		485	454
6.826% due 12/15/2031 •		143	129

JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		83	74
5.000% due 02/25/2052 •		230	212

Kinbane DAC
4.450% due 09/25/2062 ~	EUR	635	676

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		$234	233
2.250% due 07/25/2067 þ		274	267
4.750% due 07/25/2061 þ		348	339

MFA Trust
1.381% due 04/25/2065 ~		253	235

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		500	468
2.750% due 08/25/2059 ~		307	291

Morgan Stanley Capital Trust
6.443% due 05/15/2036 •		800	618

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •		320	296

MortgageIT Mortgage Loan Trust
6.100% due 02/25/2035 «•		33	32

Natixis Commercial Mortgage Securities Trust
7.152% due 03/15/2035 •		1,853	1,852

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Orleans Hotel Trust
6.365% due 04/15/2032 •		$1,000	$983

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		245	225
2.464% due 01/26/2060 ~		704	647
3.500% due 12/25/2057 ~		48	45
4.500% due 05/25/2058 ~		122	117

New York Mortgage Trust
1.670% due 08/25/2061 þ		607	593

NYO Commercial Mortgage Trust
6.538% due 11/15/2038 •		1,600	1,539

OBX Trust
5.988% due 12/01/2064 þ		668	669
6.067% due 01/25/2064 þ		958	957
6.129% due 12/25/2063 þ		1,398	1,402
6.447% due 02/25/2064 þ		978	986

PRKCM Trust
6.333% due 03/25/2059 þ		188	189

PRPM LLC
6.327% due 06/25/2069 þ		500	502

RESIMAC Premier
6.142% due 07/10/2052 •		72	72

Sequoia Mortgage Trust
6.192% due 02/20/2034 «•		57	49

Structured Asset Mortgage Investments Trust
5.920% due 05/25/2045 •		10	8
5.953% due 07/19/2035 •		1	1

Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	900	1,139
6.583% due 07/20/2045 •		799	1,011

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$796	758
2.710% due 01/25/2060 ~		1,100	1,030
3.750% due 05/25/2058 ~		314	304
6.460% due 05/25/2058 •		256	262
6.460% due 10/25/2059 •		182	185

Verus Securitization Trust
5.712% due 01/25/2069 þ		1,117	1,111
5.811% due 05/25/2068 þ		232	231
5.850% due 12/25/2067 þ		238	237
6.443% due 08/25/2068 þ		172	173
6.476% due 06/25/2068 þ		399	400

WaMu Mortgage Pass-Through Certificates Trust
6.153% due 02/25/2046 •		6	5
6.153% due 08/25/2046 •		5	5
6.353% due 11/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $52,749)			51,270

ASSET-BACKED SECURITIES 32.5%

ACAS CLO Ltd.
6.479% due 10/18/2028 •		617	618

ACE Securities Corp. Home Equity Loan Trust
6.240% due 04/25/2034 •		227	210

ACREC LLC
7.559% due 02/19/2038 •		500	503

AGL CLO Ltd.
6.786% due 07/20/2034 •		300	301

Ally Auto Receivables Trust
5.760% due 11/15/2026		777	777

Anchorage Capital CLO Ltd.
6.432% due 10/15/2031 (a)		1,900	1,900
6.765% due 04/22/2034 •		1,400	1,402

AREIT LLC
7.571% due 06/17/2039 •		2,800	2,811

Ares CLO Ltd.
6.637% due 04/17/2033 •		2,500	2,507
6.640% due 01/15/2032 •		283	283

Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		2,200	2,161

Bain Capital Euro CLO DAC
4.637% due 01/20/2032 •	EUR	1,130	1,205

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Auto Trust
5.830% due 05/15/2026		$727	$727

BDS Ltd.
7.475% due 08/19/2038 •		2,900	2,916

BlueMountain CLO Ltd.
6.514% due 10/25/2030 •		947	949

BMW Canada Auto Trust
5.430% due 01/20/2026	CAD	812	594

BMW Vehicle Lease Trust
5.950% due 08/25/2025		$582	583
5.990% due 09/25/2026		1,400	1,407

Capital One Prime Auto Receivables Trust
3.740% due 09/15/2025		53	53

CARDS Trust
6.187% due 07/15/2028 •		1,000	1,003

Carlyle U.S. CLO Ltd.
6.479% due 10/15/2031 •		859	861

CarMax Auto Owner Trust
5.720% due 11/16/2026		2,484	2,484
5.953% due 03/15/2027 •		3,000	3,005
6.133% due 12/15/2026 •		1,356	1,360
6.183% due 06/15/2026 •		1,281	1,283
6.233% due 12/15/2025 •		244	245

CarVal CLO Ltd.
6.554% due 07/16/2031 •		2,200	2,202

Carvana Auto Receivables Trust
0.800% due 01/10/2027		300	289

Chesapeake Funding LLC
5.520% due 05/15/2036		969	969
6.583% due 05/15/2035 •		2,062	2,076

CIFC Funding Ltd.
6.535% due 10/24/2030 •		1,775	1,777

Citizens Auto Receivables Trust
5.540% due 11/16/2026		1,000	1,000
5.840% due 01/18/2028		400	402
5.933% due 10/15/2026 •		4,500	4,505
6.090% due 10/15/2026		1,260	1,262

CNH Equipment Trust
5.900% due 02/16/2027		1,592	1,595

Commonbond Student Loan Trust
2.550% due 05/25/2041		34	31

Countrywide Asset-Backed Certificates Trust
6.960% due 10/25/2034 •		295	292

CQS U.S. CLO Ltd.
7.175% due 07/20/2031 •		1,877	1,882

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 08/25/2032 •		2	2

Crestline Denali CLO Ltd.
6.728% due 10/23/2031 •		1,936	1,938

Daimler Trucks Retail Trust
6.030% due 09/15/2025		1,080	1,081

Dell Equipment Finance Trust
5.840% due 01/22/2029		1,000	1,001
6.100% due 04/23/2029		1,878	1,881

DLLAA LLC
5.930% due 07/20/2026		371	371

DLLST LLC
5.330% due 01/20/2026		1,200	1,197

Dryden Senior Loan Fund
6.477% due 10/19/2029 •		955	956
6.479% due 07/15/2030 •		459	459

ECMC Group Student Loan Trust
6.200% due 02/27/2068 •		287	286
6.450% due 07/25/2069 •		251	250

Elevation CLO Ltd.
6.820% due 10/15/2029 •		57	57

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		533	459

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		796	789
5.740% due 12/20/2026		2,000	2,006
5.760% due 10/22/2029		1,203	1,205
6.400% due 03/20/2030		2,000	2,023

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fifth Third Auto Trust
5.800% due 11/16/2026		$749	$750

Finance America Mortgage Loan Trust
6.285% due 08/25/2034 •		142	133

FirstKey Homes Trust
1.266% due 10/19/2037		1,785	1,691

Ford Auto Securitization Trust
1.162% due 10/15/2025	CAD	80	58
5.410% due 04/15/2026		829	607
5.889% due 05/15/2026		1,866	1,388

Ford Credit Auto Lease Trust
5.833% due 07/15/2026 •		$5,000	5,003
5.923% due 02/15/2026 •		2,643	2,646

Ford Credit Auto Owner Trust
6.053% due 03/15/2026 •		1,437	1,439
6.093% due 08/15/2025 •		25	25

Fremont Home Loan Trust
6.195% due 01/25/2035 •		81	79

Gallatin CLO Ltd.
6.680% due 07/15/2031 •		852	852

GM Financial Consumer Automobile Receivables Trust
5.740% due 09/16/2026		755	756
5.863% due 11/16/2026 •		905	906
6.083% due 05/18/2026 •		1,274	1,276

GMF Canada Leasing Trust Asset-Backed Notes
4.883% due 12/21/2026	CAD	1,000	748
4.981% due 02/20/2026		800	585

GoldenTree Loan Management U.S. CLO Ltd.
6.473% due 04/24/2031 •		$1,000	1,002

Greystone Commercial Real Estate Notes Ltd.
6.623% due 09/15/2037 •		38	38

HERA Commercial Mortgage Ltd.
6.496% due 02/18/2038 •		145	143

Hertz Vehicle Financing LLC
5.490% due 06/25/2027		2,100	2,098

Honda Auto Receivables Owner Trust
5.410% due 04/15/2026		626	626

Hyundai Auto Lease Securitization Trust
5.933% due 03/16/2026 •		1,448	1,449

Hyundai Auto Receivables Trust
5.753% due 04/15/2027 •		1,500	1,501
5.770% due 05/15/2026		655	655
5.800% due 01/15/2027		730	731
6.083% due 12/15/2025 •		1,070	1,071

KKR CLO Ltd.
6.529% due 07/18/2030 •		1,064	1,066
6.540% due 07/15/2030 •		591	592

Kubota Credit Owner Trust
5.400% due 02/17/2026		2,182	2,180

LAD Auto Receivables Trust
5.930% due 06/15/2027		579	580
6.090% due 06/15/2026		270	270
6.210% due 10/15/2026		1,552	1,554

LCM Loan Income Fund Ltd.
6.616% due 04/20/2031 •		1,737	1,738

LCM Ltd.
6.666% due 04/20/2031 •		1,900	1,901
6.746% due 10/20/2028 •		140	140

LoanCore Issuer Ltd.
6.743% due 07/15/2036 •		1,217	1,215

Long Beach Mortgage Loan Trust
6.435% due 04/25/2035 •		246	243

M&T Equipment Notes
6.090% due 07/15/2030		874	875

M360 Ltd.
6.958% due 11/22/2038 •		278	272

Man GLG Euro CLO DAC
4.586% due 10/15/2030 •	EUR	96	103

Marathon CLO Ltd.
6.705% due 01/20/2033 •		$2,000	2,003

Master Credit Card Trust
6.083% due 01/21/2028 •		4,000	4,017
6.183% due 01/21/2027 •		4,400	4,419

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset-Backed Securities Trust
5.560% due 11/25/2036 •		$2	$0
6.160% due 09/25/2034 •		118	105

MBarc Credit Canada, Inc.
5.445% due 10/15/2025	CAD	1,109	811

Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026		$439	439
5.260% due 10/15/2025		53	53

MF1 Multifamily Housing Mortgage Loan Trust
6.293% due 07/15/2036 •		395	394

MidOcean Credit CLO
6.616% due 01/29/2030 •		23	23
6.637% due 02/20/2031 •		571	572

MMAF Equipment Finance LLC
5.200% due 09/13/2027		2,000	1,992
5.790% due 11/13/2026		827	828

Morgan Stanley ABS Capital, Inc. Trust
6.360% due 05/25/2034 •		245	244

Mountain View CLO LLC
6.679% due 10/16/2029 •		178	178

Navient Private Education Loan Trust
6.343% due 11/15/2068 •		256	255

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		182	165
1.310% due 01/15/2069		468	432
1.690% due 05/15/2069		1,453	1,332
6.443% due 04/15/2069 •		1,062	1,063

Navient Student Loan Trust
7.033% due 03/15/2072 •		872	879

Nelnet Student Loan Trust
5.900% due 09/27/2066 •		209	209
6.150% due 09/27/2038 •		809	806
6.260% due 08/25/2067 •		438	437
6.350% due 06/27/2067 •		185	185

Neuberger Berman CLO Ltd.
6.616% due 01/28/2030 •		231	231

Nissan Auto Receivables Owner Trust
5.893% due 05/15/2026 •		1,800	1,802

NovaStar Mortgage Funding Trust
6.120% due 01/25/2036 •		58	58

Octagon Investment Partners Ltd.
6.475% due 10/20/2030 •		918	919

Oscar U.S. Funding LLC
5.480% due 02/10/2027		1,000	1,000

OSD CLO Ltd.
6.449% due 04/17/2031 •		425	426

OZLM Ltd.
6.559% due 10/17/2029 •		832	833

Pagaya AI Debt Selection Trust
6.660% due 07/15/2031		145	145

Palmer Square European Loan Funding DAC
4.686% due 04/15/2031 •	EUR	703	754

PFP Ltd.
7.605% due 08/19/2035 •		$1,600	1,602

PFS Financing Corp.
6.483% due 08/15/2027 •		2,900	2,917

PRET LLC
2.487% due 07/25/2051 þ		608	598
5.240% due 09/27/2060 þ		79	79

Ready Capital Mortgage Financing LLC
7.719% due 10/25/2039 •		498	501

Regatta Funding Ltd.
6.523% due 10/25/2031 •		1,000	1,002

Renaissance Home Equity Loan Trust
4.284% due 08/25/2033 •		2	2
6.180% due 11/25/2034 •		3	3

SBA Tower Trust
3.869% due 10/15/2049 þ		1,000	994

SBNA Auto Lease Trust
6.270% due 04/20/2026		810	813

SLC Student Loan Trust
5.669% due 05/15/2029 •		98	98

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
5.900% due 06/25/2043 •	$408	$401

SMB Private Education Loan Trust
0.000% due 07/05/2053 •	2,000	1,991
1.340% due 03/17/2053	226	205
1.600% due 09/15/2054	266	243
6.310% due 09/15/2054 •	1,050	1,048
6.883% due 11/15/2052 •	864	876
6.893% due 02/17/2032 •	11	11
7.183% due 05/16/2050 •	684	698

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031	88	88

Sound Point CLO Ltd.
6.604% due 01/25/2032 •	1,000	1,000

Stonepeak ABS
2.301% due 02/28/2033	140	130

Symphony Static CLO Ltd.
6.415% due 10/25/2029 •	688	689

Tesla Auto Lease Trust
5.860% due 08/20/2025	1,129	1,130
6.020% due 09/22/2025	1,450	1,452

TIAA CLO Ltd.
0.000% due 01/20/2032 •(a)	2,100	2,100

Towd Point Asset Trust
6.153% due 11/20/2061 •	345	342

Towd Point Mortgage Trust
5.848% due 01/25/2064 ~	465	464
6.290% due 05/25/2064 ~	988	992

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026	704	704

Toyota Lease Owner Trust
5.884% due 04/20/2026 •	1,880	1,882

Trillium Credit Card Trust
6.096% due 12/26/2028 •	5,500	5,519
6.196% due 08/26/2028 •	6,000	6,027

Trinitas CLO Ltd.
6.694% due 04/25/2033 •	1,000	1,003

USAA Auto Owner Trust
5.830% due 07/15/2026	780	780

Venture CLO Ltd.
6.470% due 04/15/2027 •	5	5
6.574% due 09/07/2030 •	1,791	1,792
6.576% due 07/20/2030 •	1,542	1,542
6.636% due 07/20/2030 •	2,573	2,577
6.686% due 01/20/2029 •	198	198
6.716% due 04/20/2032 •	2,500	2,501

Verdelite Static CLO Ltd.
0.000% due 07/20/2032 •(a)	3,000	3,000

Verizon Master Trust
5.983% due 12/20/2028 •	4,000	4,012

VMC Finance LLC
6.546% due 06/16/2036 •	107	107

Volkswagen Auto Lease Trust
5.904% due 01/20/2026 •	1,416	1,417

Volkswagen Auto Loan Enhanced Trust
5.500% due 12/21/2026	1,671	1,671

Wind River CLO Ltd.
6.670% due 07/15/2031 •	2,500	2,501

World Omni Auto Receivables Trust
3.730% due 03/16/2026	249	248
5.250% due 11/16/2026	548	547
5.570% due 12/15/2026	708	708

Total Asset-Backed Securities (Cost $196,808)		196,595

SHORT-TERM INSTRUMENTS 26.3%

COMMERCIAL PAPER 4.9%

Alimentation Couche-Tard, Inc.
5.510% due 07/11/2024	6,000	5,988

Crown Castle, Inc.
5.840% due 07/30/2024	2,100	2,089
5.840% due 08/01/2024	4,000	3,978

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Discovery Communications LLC
6.000% due 07/15/2024 (a)	$2,200	$2,194

Huntington Ingalls Industries, Inc.
5.880% due 07/02/2024	5,800	5,797

Intercontinental Exchange, Inc.
5.510% due 07/22/2024	300	299

NextEra Energy Capital Holdings, Inc.
5.570% due 07/08/2024	4,500	4,493

VW Credit, Inc.
5.701% due 08/21/2024	5,000	4,958

		29,796

REPURCHASE AGREEMENTS (f) 0.0%
		133

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.0%

Huntington Auto Trust
5.625% due 02/18/2025	$270	$270

U.S. TREASURY BILLS 21.4%
5.369% due 07/30/2024 - 08/27/2024 (b)(c)	130,000	129,284

Total Short-Term Instruments (Cost $159,512)		159,483

Total Investments in Securities (Cost $744,457)		742,047

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short Asset Portfolio	11,858	$116

PIMCO Short-Term Floating NAV Portfolio III	6,299	61

Total Short-Term Instruments (Cost $179)		177

Total Investments in Affiliates (Cost $179)		177

Total Investments 122.6% (Cost $744,636)		$742,224

Financial Derivative Instruments (h)(i) 0.0% (Cost or Premiums, net $197)		263

Other Assets and Liabilities, net (22.6)%		(137,063)

Net Assets 100.0%		$605,424

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Restricted Securities.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$133	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(136)	$133	$133

Total Repurchase Agreements						$(136)	$133	$133

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	5.320%	06/27/2024	07/01/2024	$(3,460)	$(3,461)
JPS	5.350	06/28/2024	07/01/2024	(509)	(510)
	5.460	06/28/2024	07/01/2024	(306)	(306)

Total Reverse Repurchase Agreements					$(4,277)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(3)
U.S. Treasury Obligations (1.7)%
U.S. Treasury Notes	4.500%	05/31/2029	$10,400	$(10,489)	$(10,512)

Total Short Sales (1.7)%				$(10,489)	$(10,512)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
DEU	$0	$(3,461)	$0	$0	$(3,461)	$3,451	$(10)
FICC	133	0	0	0	133	(136)	(3)
JPS	0	(816)	0	0	(816)	812	(4)

Master Securities Forward Transaction Agreement
BPG	0	0	0	(10,512)	(10,512)	0	(10,512)

Total Borrowings and Other Financing Transactions	$133	$(4,277)	$0	$(10,512)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(4,277)	$0	$0	$0	$(4,277)

Total Borrowings	$(4,277)	$0	$0	$0	$(4,277)

Payable for reverse repurchase agreements					$(4,277)

(g)	Securities with an aggregate market value of $4,263 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(1,764) at a weighted average interest rate of 5.382%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for short sales includes $ 40 of accrued interest expense.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note September Futures	09/2024	50	$(10,211)	$(31)	$1	$0
U.S. Treasury 5-Year Note September Futures	09/2024	398	(42,418)	(146)	43	0
U.S. Treasury 10-Year Note September Futures	09/2024	23	(2,530)	(22)	6	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	53	(6,017)	(58)	26	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2024	3	(376)	(3)	5	0

Total Futures Contracts				$(260)	$81	$0

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(1)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/18/2029	GBP	10,800	$89	$(36)	$53	$0	$(14)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$13,600	59	36	95	30	0

Total Swap Agreements							$148	$0	$148	$30	$(14)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$81	$30	$111	$0	$0	$(14)	$(14)

Cash of $1,592 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	07/2024	AUD	599		$398	$0	$(2)

BPS	07/2024		998		659	0	(7)
	07/2024	CAD	5,644		4,135	10	0
	07/2024	EUR	5,367		5,810	63	0
	07/2024	GBP	5,234		6,686	70	0
	07/2024		$18,905	AUD	28,373	23	0
	08/2024	AUD	28,373		$18,921	0	(22)

BRC	07/2024		$4,505	AUD	6,808	36	0
	07/2024		612	CAD	837	0	0

CBK	07/2024	AUD	2,406		$1,602	0	(3)

DUB	07/2024		2,520		1,668	0	(13)

FAR	07/2024		26,701		17,790	0	(22)
	07/2024		$570	AUD	855	0	0
	08/2024	AUD	855		$571	0	0

GLM	07/2024		1,008		671	0	(2)
	07/2024	CAD	1,705		1,249	2	0

JPM	07/2024		$3,056	CHF	2,742	0	(4)
	07/2024		630	GBP	497	0	(1)
	08/2024	CHF	2,732		$3,056	3	0

MBC	07/2024		$4,759	CAD	6,516	4	0
	08/2024	CAD	6,512		$4,759	0	(4)

MYI	07/2024	AUD	949		631	0	(2)
	07/2024	CHF	2,744		3,037	0	(17)

RBC	07/2024	AUD	855		570	0	(1)
	07/2024		$6,007	GBP	4,737	0	(19)
	08/2024	GBP	4,737		$6,008	19	0

SCX	07/2024		$5,750	EUR	5,367	0	(2)
	08/2024	EUR	5,367		$5,759	2	0

Total Forward Foreign Currency Contracts						$232	$(121)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.900%	09/09/2024	54,600	$49	$55

Total Purchased Options							$49	$55

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$(2)	$0	$0	$(2)	$(2)	$0	$(2)
BPS	166	0	0	166	(29)	0	0	(29)	137	0	137
BRC	36	0	0	36	0	0	0	0	36	0	36
CBK	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
DUB	0	0	0	0	(13)	0	0	(13)	(13)	0	(13)
FAR	0	55	0	55	(22)	0	0	(22)	33	(30)	3
GLM	2	0	0	2	(2)	0	0	(2)	0	0	0
JPM	3	0	0	3	(5)	0	0	(5)	(2)	0	(2)
MBC	4	0	0	4	(4)	0	0	(4)	0	0	0
MYI	0	0	0	0	(19)	0	0	(19)	(19)	0	(19)
RBC	19	0	0	19	(20)	0	0	(20)	(1)	0	(1)
SCX	2	0	0	2	(2)	0	0	(2)	0	0	0

Total Over the Counter	$232	$55	$0	$287	$(121)	$0	$0	$(121)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$81	$81
Swap Agreements	0	0	0	0	30	30

	$0	$0	$0	$0	$111	$111

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$232	$0	$232
Purchased Options	0	0	0	0	55	55

	$0	$0	$0	$232	$55	$287

	$0	$0	$0	$232	$166	$398

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$14	$14

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$121	$0	$121

	$0	$0	$0	$121	$14	$135

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$139	$139
Swap Agreements	0	(150)	0	0	(2)	(152)

	$0	$(150)	$0	$0	$137	$(13)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$36	$0	$36
Purchased Options	0	0	0	0	239	239
Written Options	0	0	0	0	162	162

	$0	$0	$0	$36	$401	$437

	$0	$(150)	$0	$36	$538	$424

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,079	$1,079
Swap Agreements	0	155	0	0	0	155

	$0	$155	$0	$0	$1,079	$1,234

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$719	$0	$719
Purchased Options	0	0	0	0	6	6

	$0	$0	$0	$719	$6	$725

	$0	$155	$0	$719	$1,085	$1,959

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$200,790	$0	$200,790
Industrials	0	61,222	0	61,222
Utilities	0	22,436	0	22,436
Municipal Bonds & Notes
Louisiana	0	1,951	0	1,951
U.S. Government Agencies	0	31,170	0	31,170
U.S. Treasury Obligations	0	17,130	0	17,130
Non-Agency Mortgage-Backed Securities	0	51,187	83	51,270
Asset-Backed Securities	2,100	194,495	0	196,595
Short-Term Instruments
Commercial Paper	0	29,796	0	29,796
Repurchase Agreements	0	133	0	133
Short-Term Notes	0	270	0	270
U.S. Treasury Bills	0	129,284	0	129,284

	$2,100	$739,864	$83	$742,047

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$177	$0	$0	$177

Total Investments	$2,277	$739,864	$83	$742,224

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(10,512)	$0	$(10,512)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	111	0	111
Over the counter	0	287	0	287

	$0	$398	$0	$398

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(14)	0	(14)
Over the counter	0	(121)	0	(121)

	$0	$(135)	$0	$(135)

Total Financial Derivative Instruments	$0	$263	$0	$263

Totals	$2,277	$729,615	$83	$731,975

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Notes to Financial Statements

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Short-Term Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

20	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The

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Notes to Financial Statements	(Cont.)

effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation

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Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes

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Notes to Financial Statements	(Cont.)

inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE

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Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates.

Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$112	$3	$0	$0	$1	$116	$3	$0

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Notes to Financial Statements	(Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$48	$37,112	$(37,101)	$2	$0	$61	$11	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and

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could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements

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Notes to Financial Statements	(Cont.)

wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to

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collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

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Notes to Financial Statements	(Cont.)

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the

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counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms

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Notes to Financial Statements	(Cont.)

when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

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Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Portfolio to heightened credit risk, interest

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Notes to Financial Statements	(Cont.)

rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that the Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse

34	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	35

Notes to Financial Statements	(Cont.)

arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.20%	0.20%	0.20%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not

36	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

“interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$51,421	$63,119	$209,372	$105,137

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	37

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	101	$1,030	229	$2,332

Administrative Class	5,515	56,663	8,430	85,771

Advisor Class	4,097	42,081	6,109	62,110
Issued as reinvestment of distributions

Institutional Class	176	1,811	308	3,133

Administrative Class	616	6,334	1,107	11,267

Advisor Class	673	6,921	1,133	11,535
Cost of shares redeemed

Institutional Class	(180)	(1,848)	(574)	(5,826)

Administrative Class	(6,316)	(64,890)	(10,694)	(108,718)

Advisor Class	(3,515)	(36,114)	(6,648)	(67,562)

Net increase (decrease) resulting from Portfolio share transactions	1,167	$11,988	(600)	$(5,958)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, four persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 62% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$473	$3,518

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$735,144	$2,267	$(4,845)	$(2,578)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	39

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	JPS	J.P. Morgan Securities LLC

BPG	BNP Paribas Securities Corp.	FAR	Wells Fargo Bank National Association	MBC	HSBC Bank Plc

BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC

BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

DEU	Deutsche Bank Securities, Inc.

Currency Abbreviations:

AUD	Australian Dollar	CHF	Swiss Franc	GBP	British Pound

CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BBSW3M	3 Month Bank Bill Swap Rate	SOFRINDX	Secured Overnight Financing Rate Index	US0003M	ICE 3-Month USD LIBOR

SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

Municipal Bond or Agency Abbreviations:

NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	DAC	Designated Activity Company	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

40	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT17FSSAR_063024

PIMCO VARIABLE INSURANCE TRUST

Semiannual Financial and Other Information

June 30, 2024

PIMCO Total Return Portfolio

This material is authorized for use only when preceded or accompanied by the current PIMCO Variable Insurance Trust (the “Trust”) prospectus for the Portfolio. (The variable product prospectus may be obtained by contacting your Investment Consultant.)

Important Information About the PIMCO Total Return Portfolio

PIMCO Variable Insurance Trust (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Portfolio (the “Portfolio”). The Portfolio is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies (“Variable Contracts”). Individuals may not purchase shares of the Portfolio directly. Shares of the Portfolio also may be sold to qualified pension and retirement plans outside of the separate account context.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, remain high. In efforts to combat inflation, the U.S. Federal Reserve (the “Fed”) raised interest rates multiple times in 2022 and 2023. In the second half of 2023 and the beginning of 2024, however, the Fed paused the rate hikes, keeping interest rates steady. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolio may face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

2	PIMCO VARIABLE INSURANCE TRUST

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets have experienced increased volatility, including as a result of the failures of certain U.S. and non-U.S. banks in 2023, which could be harmful to the Portfolio and issuers in which it invests.

For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolio and issuers resulting from changes in the banking sector, market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

The following table discloses the inception dates of the Portfolio and its share classes along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Institutional Class	Administrative Class	Advisor Class	Diversification Status
PIMCO Total Return Portfolio	12/31/97	04/10/00	12/31/97	02/28/06	Diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Portfolio’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings

(including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	3

Important Information About the PIMCO Total Return Portfolio	(Cont.)

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Portfolio’s website at www.pimco.com/pvit, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com/pvit, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

Paper copies of the Portfolio’s shareholder reports are required to be provided free of charge by the Portfolio, the insurance company or financial intermediary upon request.

In October 2022, the SEC adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which impact the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply).

4	PIMCO VARIABLE INSURANCE TRUST

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	5

Financial Highlights	PIMCO Total Return Portfolio

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gain	Total
Institutional Class

01/01/2024 - 06/30/2024+	$9.18	$0.20	$(0.16)	$0.04	$(0.19)	$0.00	$(0.19)

12/31/2023	8.98	0.37	0.16	0.53	(0.33)	0.00	(0.33)

12/31/2022	10.76	0.28	(1.80)	(1.52)	(0.26)	0.00	(0.26)

12/31/2021	11.59	0.23	(0.36)	(0.13)	(0.22)	(0.48)	(0.70)

12/31/2020	11.02	0.25	0.71	0.96	(0.26)	(0.13)	(0.39)

12/31/2019	10.48	0.34	0.54	0.88	(0.34)	0.00	(0.34)
Administrative Class

01/01/2024 - 06/30/2024+	9.18	0.19	(0.16)	0.03	(0.18)	0.00	(0.18)

12/31/2023	8.98	0.35	0.17	0.52	(0.32)	0.00	(0.32)

12/31/2022	10.76	0.26	(1.79)	(1.53)	(0.25)	0.00	(0.25)

12/31/2021	11.59	0.21	(0.36)	(0.15)	(0.20)	(0.48)	(0.68)

12/31/2020	11.02	0.24	0.70	0.94	(0.24)	(0.13)	(0.37)

12/31/2019	10.48	0.32	0.55	0.87	(0.33)	0.00	(0.33)
Advisor Class

01/01/2024 - 06/30/2024+	9.18	0.19	(0.17)	0.02	(0.17)	0.00	(0.17)

12/31/2023	8.98	0.35	0.16	0.51	(0.31)	0.00	(0.31)

12/31/2022	10.76	0.26	(1.80)	(1.54)	(0.24)	0.00	(0.24)

12/31/2021	11.59	0.20	(0.36)	(0.16)	(0.19)	(0.48)	(0.67)

12/31/2020	11.02	0.23	0.70	0.93	(0.23)	(0.13)	(0.36)

12/31/2019	10.48	0.31	0.55	0.86	(0.32)	0.00	(0.32)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges, contingent deferred sales charges and Variable Contract fees or expenses.

6	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.03	0.40%	$239,832	0.66	%*	0.66	%*	0.50	%*	0.50	%*	4.43	%*	305%

9.18	6.09	341,064	0.60		0.60		0.50		0.50		4.13		486

8.98	(14.17)	278,918	0.52		0.52		0.50		0.50		2.90		411

10.76	(1.12)	392,304	0.50		0.50		0.50		0.50		2.10		308

11.59	8.81	160,779	0.54		0.54		0.50		0.50		2.22		514

11.02	8.52	129,771	0.71		0.71		0.50		0.50		3.11		534

9.03	0.33	2,286,554	0.81	*	0.81	*	0.65	*	0.65	*	4.30	*	305

9.18	5.93	2,361,905	0.75		0.75		0.65		0.65		3.96		486

8.98	(14.30)	2,597,117	0.67		0.67		0.65		0.65		2.76		411

10.76	(1.27)	3,426,140	0.65		0.65		0.65		0.65		1.90		308

11.59	8.65	3,980,729	0.69		0.69		0.65		0.65		2.08		514

11.02	8.36	4,031,074	0.86		0.86		0.65		0.65		2.98		534

9.03	0.28	1,951,753	0.91	*	0.91	*	0.75	*	0.75	*	4.19	*	305

9.18	5.83	1,950,482	0.85		0.85		0.75		0.75		3.87		486

8.98	(14.39)	1,891,377	0.77		0.77		0.75		0.75		2.67		411

10.76	(1.36)	2,346,735	0.75		0.75		0.75		0.75		1.81		308

11.59	8.54	2,615,776	0.79		0.79		0.75		0.75		1.98		514

11.02	8.25	2,225,815	0.96		0.96		0.75		0.75		2.88		534

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	7

Statement of Assets and Liabilities	PIMCO Total Return Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$6,187,533
Investments in Affiliates	156,075
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,243
Over the counter	17,030
Deposits with counterparty	25,185
Foreign currency, at value	7,049
Receivable for investments sold	1,692
Receivable for TBA investments sold	2,678,664
Receivable for Portfolio shares sold	5,338
Interest and/or dividends receivable	33,449
Dividends receivable from Affiliates	608
Total Assets	9,118,866

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$72,280
Payable for sale-buyback transactions	11,822
Payable for short sales	47,685
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,605
Over the counter	7,301
Payable for investments purchased	26,678
Payable for investments in Affiliates purchased	680
Payable for investments purchased on a delayed-delivery basis	1,200
Payable for TBA investments purchased	4,440,621
Payable for unfunded loan commitments	194
Deposits from counterparty	25,563
Payable for Portfolio shares redeemed	1,745
Accrued investment advisory fees	858
Accrued supervisory and administrative fees	858
Accrued distribution fees	374
Accrued servicing fees	263
Total Liabilities	4,640,727

Commitments and Contingent Liabilities^

Net Assets	$4,478,139

Net Assets Consist of:

Paid in capital	$5,418,098
Distributable earnings (accumulated loss)	(939,959)

Net Assets	$4,478,139

Net Assets:

Institutional Class	$239,832
Administrative Class	2,286,554
Advisor Class	1,951,753

Shares Issued and Outstanding:

Institutional Class	26,551
Administrative Class	253,137
Advisor Class	216,072

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.03
Administrative Class	9.03
Advisor Class	9.03

Cost of investments in securities	$6,642,717
Cost of investments in Affiliates	$159,367
Cost of foreign currency held	$7,117
Proceeds received on short sales	$47,956
Cost or premiums of financial derivative instruments, net	$9,943

* Includes repurchase agreements of:	$408

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

8	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Statement of Operations	PIMCO Total Return Portfolio

Six Months Ended June 30, 2024 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$110,514
Dividends from Investments in Affiliates	4,488
Total Income	115,002

Expenses:

Investment advisory fees	5,629
Supervisory and administrative fees	5,629
Distribution and/or servicing fees - Administrative Class	1,709
Distribution and/or servicing fees - Advisor Class	2,393
Trustee fees	76
Interest expense	3,569
Miscellaneous expense	8
Total Expenses	19,013

Net Investment Income (Loss)	95,989

Net Realized Gain (Loss):

Investments in securities	(44,554)
Investments in Affiliates	(13)
Exchange-traded or centrally cleared financial derivative instruments	(18,256)
Over the counter financial derivative instruments	8,522
Short sales	14
Foreign currency	(228)

Net Realized Gain (Loss)	(54,515)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(81,041)
Investments in Affiliates	909
Exchange-traded or centrally cleared financial derivative instruments	43,483
Over the counter financial derivative instruments	7,790
Foreign currency assets and liabilities	27

Net Change in Unrealized Appreciation (Depreciation)	(28,832)

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,642

†	A zero balance may reflect actual amounts rounding to less than one thousand.

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	9

Statements of Changes in Net Assets	PIMCO Total Return Portfolio

(Amounts in thousands†)	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$95,989	$180,426
Net realized gain (loss)	(54,515)	(207,652)
Net change in unrealized appreciation (depreciation)	(28,832)	291,452

Net Increase (Decrease) in Net Assets Resulting from Operations	12,642	264,226

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(6,363)	(11,473)
Administrative Class	(45,478)	(85,128)
Advisor Class	(37,294)	(65,822)

Total Distributions(a)	(89,135)	(162,423)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(98,819)	(215,764)

Total Increase (Decrease) in Net Assets	(175,312)	(113,961)

Net Assets:

Beginning of period	4,653,451	4,767,412
End of period	$4,478,139	$4,653,451

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

10	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Schedule of Investments	PIMCO Total Return Portfolio	June 30, 2024	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 138.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Castlelake LP
8.534% (LIBOR03M + 2.950%) due 05/13/2031 «~	$8,178	$7,616

CoreWeave Compute Acquisition Co. LLC
TBD% - 11.335% due 05/16/2029 «µ	200	200

Cotiviti, Inc.
8.579% due 05/01/2031	2,095	2,089

Project Hudson II
7.730% due 05/29/2026 «	2,300	2,310

Total Loan Participations and Assignments (Cost $12,754)		12,215

CORPORATE BONDS & NOTES 37.1%

BANKING & FINANCE 20.9%

AerCap Ireland Capital DAC
3.000% due 10/29/2028	801	728

Alexandria Real Estate Equities, Inc.
4.500% due 07/30/2029	4,500	4,341

Ally Financial, Inc.
6.848% due 01/03/2030 •	8,000	8,223

American Assets Trust LP
3.375% due 02/01/2031	2,800	2,296

American Express Co.
5.098% due 02/16/2028 •	2,000	1,991
5.645% due 04/23/2027 •	9,000	9,038

American Honda Finance Corp.
6.069% (SOFRINDX + 0.700%) due 11/22/2024 ~	6,500	6,513

American Tower Corp.
2.750% due 01/15/2027	13,400	12,576

Athene Global Funding
5.684% due 02/23/2026	9,000	9,025

Aviation Capital Group LLC
4.125% due 08/01/2025	14,600	14,327
5.375% due 07/15/2029	3,400	3,361

Banco Santander SA
5.552% due 03/14/2028 •	8,200	8,187
6.527% due 11/07/2027 •	4,400	4,502

Bank of America Corp.
1.197% due 10/24/2026 •	5,700	5,379
3.384% due 04/02/2026 •	1,900	1,866
3.824% due 01/20/2028 •	9,200	8,869
4.376% due 04/27/2028 •	5,250	5,126
4.948% due 07/22/2028 •	3,849	3,819
5.819% due 09/15/2029 •	9,500	9,701

Bank of New York Mellon Corp.
4.975% due 03/14/2030 •	9,200	9,147

Barclays PLC
3.650% due 03/16/2025	500	492
6.862% (SOFRRATE + 1.490%) due 03/12/2028 ~	3,700	3,739
7.437% due 11/02/2033 •	4,000	4,402

BGC Group, Inc.
8.000% due 05/25/2028	5,000	5,270

Blue Owl Finance LLC
3.125% due 06/10/2031	8,100	6,754

BNP Paribas SA
2.871% due 04/19/2032 •	17,000	14,258
5.497% due 05/20/2030 •	8,400	8,369

BPCE SA
5.281% due 05/30/2029	3,500	3,488
6.612% due 10/19/2027 •	8,800	8,939

CaixaBank SA
5.673% due 03/15/2030 •	7,000	6,973

Cape Lookout Re Ltd.
14.945% (T-BILL 3MO + 9.590%) due 03/28/2029 ~	4,900	4,773

Capital One Financial Corp.
2.636% due 03/03/2026 •	200	196
4.985% due 07/24/2026 •	7,500	7,436

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		$4,900	$4,531

CI Financial Corp.
7.500% due 05/30/2029		4,700	4,658

Citibank NA
5.951% (SOFRINDX + 0.590%) due 04/30/2026 ~		7,000	7,009

Citigroup, Inc.
2.572% due 06/03/2031 •		3,905	3,353

Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		8,000	7,433
5.447% due 03/05/2030 •		9,200	9,204

Credit Agricole SA
1.907% due 06/16/2026 •		11,300	10,880

Credit Suisse AG AT1 Claim		12,700	1,524

Crown Castle, Inc.
2.100% due 04/01/2031		6,200	5,023

CubeSmart LP
2.250% due 12/15/2028		8,200	7,225

Danske Bank AS
4.298% due 04/01/2028 •		14,000	13,558
5.427% due 03/01/2028 •		4,500	4,505

Deutsche Bank AG
3.547% due 09/18/2031 •		5,000	4,404
3.961% due 11/26/2025 •		25,200	24,988
5.706% due 02/08/2028 •		600	599

DOC DR LLC
4.300% due 03/15/2027		1,550	1,517

EPR Properties
3.750% due 08/15/2029		4,300	3,836

Ford Motor Credit Co. LLC
3.250% due 09/15/2025	EUR	4,900	5,206
3.375% due 11/13/2025		$6,600	6,390
4.535% due 03/06/2025	GBP	1,600	2,007

GA Global Funding Trust
1.950% due 09/15/2028		$15,400	13,539

General Motors Financial Co., Inc.
6.714% (SOFRINDX + 1.350%) due 05/08/2027 ~		9,200	9,276

GLP Capital LP
5.250% due 06/01/2025		3,200	3,176
5.750% due 06/01/2028		7,900	7,910

Goldman Sachs Bank USA
6.144% (SOFRRATE + 0.770%) due 03/18/2027 ~		7,700	7,707

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		6,000	5,962
3.750% due 05/22/2025		10,897	10,723
6.754% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,462

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		14,000	12,979

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		11,200	10,501

GSPA Monetization Trust
6.422% due 10/09/2029		4,388	4,321

Highwoods Realty LP
4.125% due 03/15/2028		3,600	3,366

HSBC Holdings PLC
5.546% due 03/04/2030 •		4,500	4,510
6.254% due 03/09/2034 •(k)		4,600	4,792
7.390% due 11/03/2028 •		7,200	7,617

ING Groep NV
3.950% due 03/29/2027		1,000	966
4.625% due 01/06/2026		3,700	3,659

JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	15,871
2.182% due 06/01/2028 •		16,000	14,687
5.299% due 07/24/2029 •		9,200	9,233
6.070% due 10/22/2027 •		8,200	8,345

Kilroy Realty LP
3.050% due 02/15/2030		2,200	1,857

LeasePlan Corp. NV
2.875% due 10/24/2024		8,200	8,124

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds Bank PLC
0.000% due 04/02/2032 þ		$14,200	$9,324

Lloyds Banking Group PLC
5.985% due 08/07/2027 •		3,700	3,723

MassMutual Global Funding
5.050% due 12/07/2027		7,900	7,898

Mid-America Apartments LP
2.750% due 03/15/2030		3,000	2,657

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		1,900	1,821
1.640% due 10/13/2027 •		11,600	10,684
6.306% (SOFRRATE + 0.940%) due 02/20/2026 ~		7,400	7,426

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,419
2.226% due 05/25/2026 •		12,600	12,213
5.382% due 07/10/2030 (b)		9,300	9,290

Morgan Stanley
2.720% due 07/22/2025 •		5,000	4,991
5.449% due 07/20/2029 •		9,200	9,258

Morgan Stanley Bank NA
5.504% due 05/26/2028 •		3,600	3,625
5.882% due 10/30/2026		5,700	5,772
6.233% (SOFRRATE + 0.865%) due 05/26/2028 ~		5,000	5,006
6.436% (SOFRRATE + 1.080%) due 01/14/2028 ~		9,300	9,369

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		15,000	14,456

Nationwide Building Society
3.960% due 07/18/2030 •		3,700	3,425
6.557% due 10/18/2027 •		8,800	8,982

NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,434
5.778% due 03/01/2035 •		8,500	8,532

New York Life Global Funding
5.936% due 01/16/2026 •		7,300	7,320

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		17,000	15,570

Nomura Holdings, Inc.
2.172% due 07/14/2028		500	442
2.679% due 07/16/2030		9,400	8,003
5.842% due 01/18/2028		4,400	4,463
6.590% due 07/02/2027 (b)		7,200	7,239

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		12,000	10,255

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		3,700	2,419

Realty Income Corp.
3.250% due 06/15/2029		900	828
4.625% due 11/01/2025		4,100	4,053

Royal Bank of Canada
4.875% due 01/19/2027		7,200	7,154

Sanders Re Ltd.
18.355% (T-BILL 3MO + 13.000%) due 04/09/2029 ~		10,000	9,049

Santander Holdings USA, Inc.
3.450% due 06/02/2025		8,500	8,318

Scentre Group Trust
3.625% due 01/28/2026		15,900	15,479

Societe Generale SA
6.447% due 01/12/2027 •		6,100	6,135

Society of Lloyd’s
4.750% due 10/30/2024	GBP	1,700	2,141

Standard Chartered PLC
1.822% due 11/23/2025 •		$16,000	15,743

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		2,500	2,401
1.902% due 09/17/2028		17,000	14,903
5.464% due 01/13/2026		3,200	3,201

Sun Communities Operating LP
4.200% due 04/15/2032		16,000	14,355

Ter Finance Jersey Ltd.
0.000% due 01/02/2025 «		2,300	2,218

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	11

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toronto-Dominion Bank
2.800% due 03/10/2027		$8,000	$7,515

Toyota Motor Credit Corp.
5.860% due 08/22/2024 •		6,800	6,803

UBS Group AG
2.593% due 09/11/2025 •		15,200	15,100
4.125% due 04/15/2026		10,300	10,046
5.711% due 01/12/2027 •		4,100	4,104
6.442% due 08/11/2028 •		17,900	18,359
6.537% due 08/12/2033 •		7,500	7,874
7.000% due 02/19/2025 •(g)(h)		300	300

UniCredit SpA
2.569% due 09/22/2026 •		9,300	8,923

Ventas Realty LP
3.250% due 10/15/2026		4,100	3,899

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	5,200	5,087
4.808% due 07/25/2028 •		$7,100	7,004
6.303% due 10/23/2029 •		11,000	11,417

Wells Fargo Bank NA
6.442% (SOFRRATE + 1.070%) due 12/11/2026 ~		9,100	9,213

Welltower OP LLC
3.100% due 01/15/2030		7,000	6,276

			935,451

INDUSTRIALS 11.0%

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		11,072	10,872

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		9,700	9,658

Amdocs Ltd.
2.538% due 06/15/2030		6,900	5,891

American Airlines Pass-Through Trust
3.000% due 04/15/2030		5,310	4,892
3.250% due 04/15/2030		2,720	2,479
3.500% due 08/15/2033		5,403	4,753

American Airlines, Inc.
5.500% due 04/20/2026		5,200	5,159

American Medical Systems Europe BV
3.375% due 03/08/2029	EUR	6,300	6,693

Amgen, Inc.
5.250% due 03/02/2030		$7,300	7,356

Bacardi Ltd.
4.450% due 05/15/2025		12,600	12,452

BAE Systems PLC
1.900% due 02/15/2031		5,300	4,308

Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,700	4,600
6.125% due 11/21/2026		2,600	2,628
6.250% due 01/21/2029		5,898	6,024
6.375% due 11/21/2030		4,300	4,408
6.875% due 11/21/2053		500	514

Boeing Co.
2.750% due 02/01/2026		15,500	14,736

Bristol-Myers Squibb Co.
4.900% due 02/22/2027		5,700	5,685
4.900% due 02/22/2029		3,400	3,394

Broadcom, Inc.
2.600% due 02/15/2033		16,900	13,703
3.137% due 11/15/2035		13,663	10,946
3.187% due 11/15/2036		700	554
3.469% due 04/15/2034		3,597	3,068

Centene Corp.
3.000% due 10/15/2030		1,800	1,540

Charter Communications Operating LLC
6.100% due 06/01/2029		7,600	7,628

Cheniere Energy Partners LP
3.250% due 01/31/2032		4,100	3,502

Cigna Group
5.000% due 05/15/2029		7,500	7,471

CVS Health Corp.
5.000% due 01/30/2029		6,500	6,435

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Daimler Truck Finance North America LLC
5.000% due 01/15/2027	$3,700	$3,674

Dell International LLC
5.850% due 07/15/2025	15,150	15,191

Duke University
2.682% due 10/01/2044	18,900	13,758

Emory University
2.143% due 09/01/2030	12,700	10,863

Enbridge, Inc.
5.900% due 11/15/2026	2,900	2,934

Energy Transfer LP
6.050% due 12/01/2026	4,400	4,459

Entergy Louisiana LLC
2.350% due 06/15/2032	15,500	12,592

Expedia Group, Inc.
3.250% due 02/15/2030 (k)	11,700	10,551

General Electric Co.
5.969% (US0003M + 0.380%) due 05/05/2026 ~	3,771	3,785

Global Payments, Inc.
1.200% due 03/01/2026	16,000	14,900

Gray Oak Pipeline LLC
3.450% due 10/15/2027	13,300	12,521

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	2,500	2,544
6.510% due 02/23/2042	4,900	5,102

HCA, Inc.
5.200% due 06/01/2028	1,500	1,494
5.450% due 04/01/2031	2,300	2,299

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028	17,000	14,969

Hyundai Capital America
2.100% due 09/15/2028	14,200	12,482
5.300% due 01/08/2029	5,500	5,480
5.875% due 04/07/2025	14,000	14,014
6.500% due 01/16/2029	2,400	2,507

Imperial Brands Finance PLC
3.125% due 07/26/2024	16,000	15,970

International Flavors & Fragrances, Inc.
1.832% due 10/15/2027	4,900	4,377

Melco Resorts Finance Ltd.
4.875% due 06/06/2025	1,400	1,372

MPLX LP
4.000% due 03/15/2028	6,900	6,604

National Football League
5.480% due 10/05/2028 «(i)	2,400	2,396

Nissan Motor Co. Ltd.
4.810% due 09/17/2030	16,600	15,428

NXP BV
3.875% due 06/18/2026	12,100	11,756

NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.667% due 10/01/2050	3,000	1,910

Oracle Corp.
4.500% due 05/06/2028	4,900	4,813
4.650% due 05/06/2030	4,900	4,803

Paramount Global
3.700% due 06/01/2028	1,200	1,083

Pfizer Investment Enterprises Pte. Ltd.
4.750% due 05/19/2033	1,700	1,657

Pioneer Natural Resources Co.
5.100% due 03/29/2026	4,600	4,592

Royalty Pharma PLC
1.200% due 09/02/2025	3,000	2,850

RTX Corp.
5.750% due 11/08/2026	6,400	6,470

Sprint Spectrum Co. LLC
4.738% due 09/20/2029	2,588	2,572
5.152% due 09/20/2029	8,025	7,990

Sutter Health
3.161% due 08/15/2040	13,100	9,942

T-Mobile USA, Inc.
4.850% due 01/15/2029	5,475	5,408

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	2,500	$2,311
6.500% due 02/09/2032	GBP	1,600	1,786

United Airlines Pass-Through Trust
3.100% due 01/07/2030		$657	611
5.800% due 07/15/2037		9,100	9,272

Venture Global LNG, Inc.
9.875% due 02/01/2032		4,500	4,901

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		9,700	9,241
4.750% due 11/13/2028		16,100	15,752

			493,335

UTILITIES 5.2%

AES Corp.
3.950% due 07/15/2030		6,400	5,856

Alliant Energy Finance LLC
5.950% due 03/30/2029		4,400	4,507

AT&T, Inc.
4.500% due 05/15/2035		15,550	14,326

Avangrid, Inc.
3.150% due 12/01/2024		8,000	7,913

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		3,100	3,168

DTE Energy Co.
5.100% due 03/01/2029		4,600	4,564

Duke Energy Corp.
3.750% due 04/01/2031	EUR	800	846

Duke Energy Progress LLC
2.000% due 08/15/2031		$12,000	9,808

Edison International
5.450% due 06/15/2029		9,400	9,400

EDP Finance BV
1.710% due 01/24/2028		13,300	11,757

Electricite de France SA
6.250% due 05/23/2033		5,200	5,383

Enel Finance International NV
2.250% due 07/12/2031		17,000	13,873
5.125% due 06/26/2029		8,600	8,468

Eversource Energy
5.950% due 02/01/2029		6,700	6,849

FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		1,700	1,592

FORESEA Holding SA
7.500% due 06/15/2030		497	463

Georgia Power Co.
5.004% due 02/23/2027		4,000	3,989

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,100	1,022

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028		2,100	2,019

National Grid PLC
5.602% due 06/12/2028		3,300	3,333
5.809% due 06/12/2033		3,500	3,519

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		19,000	16,206

Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,790	2,301
2.950% due 03/01/2026		1,900	1,820
3.150% due 01/01/2026		2,400	2,313
3.300% due 03/15/2027		3,100	2,938
3.300% due 12/01/2027		200	187
3.300% due 08/01/2040		4,300	3,066
3.400% due 08/15/2024		5,800	5,781
3.500% due 06/15/2025		3,300	3,229
4.200% due 03/01/2029		11,000	10,412
4.250% due 03/15/2046		1,500	1,134
4.550% due 07/01/2030		8,700	8,249
4.650% due 08/01/2028		2,000	1,937
4.750% due 02/15/2044		1,900	1,557
5.450% due 06/15/2027		3,100	3,103
6.400% due 06/15/2033		3,900	4,031

12	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PacifiCorp
5.450% due 02/15/2034	$9,300	$9,191

Southern California Edison Co.
5.150% due 06/01/2029	9,200	9,195

Southern California Gas Co.
2.950% due 04/15/2027	11,300	10,643

Southwestern Electric Power Co.
4.100% due 09/15/2028	1,361	1,299

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	9,200	9,181

WEC Energy Group, Inc.
1.375% due 10/15/2027	4,525	4,012

		234,440

Total Corporate Bonds & Notes (Cost $1,750,963)		1,663,226

MUNICIPAL BONDS & NOTES 0.8%

CALIFORNIA 0.1%

University of California Revenue Notes, Series 2020
0.883% due 05/15/2025	6,200	5,974

ILLINOIS 0.1%

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,430
3.007% due 01/01/2033	2,000	1,728

		6,158

LOUISIANA 0.2%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	6,900	6,818

NEW YORK 0.1%

New York State Urban Development Corp. Revenue Notes, Series 2020
1.115% due 03/15/2025	2,500	2,426

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.246% due 11/01/2031	2,500	2,094

Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	6,693	6,690

		8,784

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.151% due 06/01/2032	7,095	6,031

Total Municipal Bonds & Notes (Cost $38,888)		36,191

U.S. GOVERNMENT AGENCIES 51.3%

Fannie Mae
0.687% due 08/25/2055 ~(a)	3,875	180
2.349% due 01/25/2031 ~(a)	15,036	1,072
4.600% due 10/01/2032 •	35	34
4.777% due 11/01/2035 •	5	5
5.000% due 04/25/2033	137	134
5.152% due 12/01/2036 •	16	16
5.498% due 12/25/2036 •	54	53
5.700% due 05/25/2037 •	11	11
5.717% due 09/01/2034 •	13	13
5.722% due 08/01/2035 •	97	97
5.753% due 06/25/2055 •	833	821

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.800% due 03/25/2044 •	$143	$143
5.860% due 09/25/2035 •	109	108
5.950% due 02/25/2042 •	3,611	3,560
6.081% due 05/25/2035 ~	23	24
6.087% due 07/25/2037 •	157	153
6.090% due 09/01/2035 •	10	10
6.311% due 09/01/2039 •	7	7
6.313% due 06/01/2043 •	174	174
6.314% due 07/01/2044 •	32	32
6.336% due 05/01/2038 •	2,162	2,224
6.950% due 04/01/2035 •	144	145
7.000% due 06/01/2032	31	32

Freddie Mac
3.500% due 03/01/2048	1,591	1,440
4.000% due 04/01/2029 - 01/01/2041	667	635
4.500% due 03/01/2029 - 04/01/2029	361	356
5.500% due 10/01/2034 - 07/01/2038	598	601
5.638% due 10/15/2043 •	4,430	4,322
5.793% due 08/15/2040 - 10/15/2040 •	6,199	6,250
5.948% due 09/15/2030 •	1	1
6.000% due 02/01/2033 - 05/01/2040	1,073	1,097
6.168% due 05/15/2037 •	188	188
6.353% due 02/25/2045 •	53	50
6.500% due 04/15/2029 - 10/01/2037	7	7
7.500% due 07/15/2030 - 03/01/2032	16	16

Ginnie Mae
2.500% due 04/20/2052	11,468	9,645
3.000% due 03/15/2045 - 08/15/2045	1,215	1,067
3.750% due 10/20/2029 - 11/20/2029 •	11	10
3.875% (H15T1Y + 1.500%) due 04/20/2026 ~	2	2
4.000% due 07/20/2030 •	1	1
4.000% due 06/15/2049 - 03/15/2052	2,320	2,155
4.500% due 04/20/2048 - 05/20/2048	2,889	2,786
4.625% due 02/20/2027 - 02/20/2032 •	34	33
5.000% due 07/20/2049	432	428
5.744% due 10/20/2043 •	3,370	3,214
5.783% due 01/20/2072 •	710	707
5.887% due 08/20/2066 •	13	13
6.000% due 12/15/2038 - 11/15/2039	7	7
6.037% due 07/20/2065 - 08/20/2065 •	11,039	11,007
6.207% due 10/20/2066 •	4,534	4,547
6.213% due 03/20/2073 •	9,614	9,633
6.237% due 06/20/2066 •	2,407	2,406
6.267% due 08/20/2066 •	7,335	7,334
6.303% due 12/20/2073 •	19,743	19,874
6.353% due 12/20/2072 •	6,095	6,152
6.437% due 01/20/2066 •	1,917	1,922
6.522% due 04/20/2067 •	5,675	5,759
6.723% due 06/20/2067 •	263	265
7.043% due 09/20/2066 ~	9,789	10,002

Ginnie Mae, TBA
2.000% due 07/01/2054	15,900	12,870
4.000% due 08/15/2054	3,800	3,520

Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	58,766	46,117
2.500% due 07/01/2039 - 03/01/2040	884	772
3.000% due 09/01/2027 - 05/01/2052	179,208	153,952
3.500% due 02/01/2025 - 06/01/2048	6,666	6,451
4.000% due 01/01/2026 - 10/01/2052	21,693	20,124

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 04/01/2025 - 05/01/2053		$24,040	$22,741
5.000% due 06/01/2025 - 07/01/2053		70,658	68,566
5.500% due 01/01/2025 - 07/01/2054		37,477	37,058
6.000% due 05/01/2033 - 01/01/2039		2,065	2,104

Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2054 - 08/01/2054		25,200	20,602
3.000% due 07/01/2054 - 08/01/2054		426,759	363,412
3.500% due 07/01/2054 - 08/01/2054		14,219	12,588
4.000% due 07/01/2054 - 08/01/2054		141,000	129,098
4.500% due 07/01/2054 - 08/01/2054		352,500	332,418
5.000% due 07/01/2054 - 09/01/2054		384,800	371,952
5.500% due 08/01/2054		402,600	397,049
6.000% due 08/01/2054		172,850	173,275

Total U.S. Government Agencies (Cost $2,337,005)			2,297,649

U.S. TREASURY OBLIGATIONS 15.8%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)		106,200	67,051
1.375% due 08/15/2050		14,500	7,423
1.875% due 02/15/2041		79,000	54,086
2.000% due 02/15/2050		18,100	10,996
2.250% due 05/15/2041		19,000	13,753
2.250% due 08/15/2049		4,600	2,974
2.500% due 02/15/2045		9,800	6,994
2.875% due 05/15/2049		32,700	24,162
3.000% due 05/15/2042 (o)		4,300	3,453
3.000% due 11/15/2044 (k)		155,300	121,334
3.000% due 05/15/2045		27,600	21,461
3.000% due 02/15/2049		5,800	4,394
3.125% due 11/15/2041 (m)		20,500	16,896
3.125% due 08/15/2044		35,700	28,542
3.250% due 05/15/2042		14,900	12,395
3.375% due 05/15/2044 (m)		16,300	13,584
3.625% due 02/15/2044		2,900	2,513
3.750% due 08/15/2041 (m)		27,700	25,024
3.875% due 05/15/2043 (k)		10,000	9,026
4.375% due 08/15/2043		29,900	28,870

U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2025 (m)		2,427	2,361
0.125% due 07/15/2031 (m)		22,809	20,038
0.125% due 01/15/2032		25,673	22,237
0.125% due 02/15/2051		48,769	28,240
0.125% due 02/15/2052		6,082	3,458
0.250% due 01/15/2025 (m)		10,324	10,111
0.250% due 02/15/2050		13,414	8,200
0.625% due 07/15/2032 (m)		17,049	15,294
0.625% due 02/15/2043		1,773	1,333
0.750% due 02/15/2045		26,627	19,967
0.875% due 02/15/2047		2,598	1,953
1.000% due 02/15/2049		3,115	2,368
1.250% due 04/15/2028 (m)		86,229	83,302
1.375% due 02/15/2044		3,228	2,770

U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)		15,100	6,414
0.000% due 08/15/2042 (a)		6,800	2,852

Total U.S. Treasury Obligations (Cost $915,312)			705,829

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.7%

Alba PLC
5.523% due 03/17/2039 •	GBP	5,459	6,740

American Home Mortgage Investment Trust
6.700% due 06/25/2036 þ		$11,432	1,663

Atrium Hotel Portfolio Trust
6.576% due 06/15/2035 •		4,500	4,479

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	13

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032		$14,000	$10,542

Banc of America Funding Trust
5.000% due 07/26/2036		19,510	3,062
5.558% due 05/25/2035 ~		102	92
6.000% due 03/25/2037		1,256	938

Banc of America Mortgage Trust
6.850% due 05/25/2033 «~		1	1

BCAP LLC Trust
4.510% due 03/26/2037 þ		128	124
5.880% due 05/25/2047 •		1,340	1,256

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~		3	2
4.743% due 11/25/2034 ~		559	526
4.851% due 01/25/2035 «~		41	37
5.125% due 01/25/2035 «~		73	58
5.199% due 04/25/2034 «~		173	146
5.277% due 07/25/2034 ~		161	145
5.700% due 01/25/2034 ~		83	78
6.500% due 04/25/2033 «~		13	12
7.660% due 02/25/2036 •		12	11

Bear Stearns ALT-A Trust
4.610% due 05/25/2036 ~		1,100	519
4.984% due 09/25/2035 ~		364	210
5.310% due 05/25/2035 ~		450	419

Bear Stearns Structured Products, Inc. Trust
4.200% due 12/26/2046 ~		479	365
5.159% due 01/26/2036 ~		579	426

Benchmark Mortgage Trust
3.458% due 03/15/2055		15,000	13,225

BIG Commercial Mortgage Trust
6.671% due 02/15/2039 •		14,379	14,198

CD Mortgage Trust
3.431% due 08/15/2050		5,900	5,525

CFCRE Commercial Mortgage Trust
3.644% due 12/10/2054		3,193	3,125

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		8,191	7,282

Chase Mortgage Finance Trust
4.918% due 01/25/2036 ~		730	648

Citigroup Mortgage Loan Trust
4.790% due 05/25/2035 ~		121	115
5.500% due 12/25/2035		1,796	924
6.466% due 09/25/2035 •		837	804
7.780% due 10/25/2035 •		38	36

Countrywide Alternative Loan Trust
5.643% due 09/20/2046 •		1,338	1,367
5.840% due 09/25/2046 •		5,568	5,118
5.860% due 05/25/2036 •		627	534
6.000% due 03/25/2035		7,871	6,148
6.000% due 02/25/2037		5,546	2,262
6.000% due 08/25/2037		4,625	2,779
6.460% due 08/25/2035 •		2,315	1,293

Countrywide Home Loan Mortgage Pass-Through Trust
4.712% due 11/25/2034 ~		320	288
5.069% due 02/20/2035 «~		56	55
7.884% due 02/20/2036 •		53	44

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.843% due 07/15/2038 •		1,500	1,366

Cross Mortgage Trust
6.093% due 04/25/2069 þ		5,867	5,860

CSAIL Commercial Mortgage Trust
2.968% due 12/15/2052		7,446	6,478

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.760% due 03/25/2037 •		2,200	1,923
5.960% due 02/25/2035 •		84	81

DOLP Trust
2.956% due 05/10/2041		20,100	16,771

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~		302	294

Eurosail PLC
5.503% due 03/13/2045 •	GBP	147	185

Extended Stay America Trust
6.523% due 07/15/2038 •		$3,177	3,178

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Alternative Mortgage Securities Trust
4.783% due 08/25/2035 ~		$781	$655

First Horizon Mortgage Pass-Through Trust
4.926% due 10/25/2035 ~		539	486

Ginnie Mae
6.133% due 01/20/2073 •		8,770	8,753
6.213% due 02/20/2073 •		9,779	9,798
6.233% due 01/20/2073 •		7,774	7,794

Great Hall Mortgages PLC
5.763% due 06/18/2039 •		376	375

GreenPoint Mortgage Funding Trust
5.820% due 09/25/2046 •		100	87

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		9,372	7,248

GS Mortgage Securities Trust
3.120% due 05/10/2050		936	932
3.722% due 10/10/2049 ~		3,037	2,674

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~		11,781	9,373

GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~		13,864	11,035

GSR Mortgage Loan Trust
4.375% due 11/25/2035 ~		97	83
5.057% due 09/25/2035 ~		425	393

HarborView Mortgage Loan Trust
4.537% due 12/19/2035 ~		1,368	697
5.111% due 07/19/2035 ~		506	369
5.893% due 05/19/2035 •		123	114
6.953% due 10/19/2035 •		1,291	901

Hilton USA Trust
2.828% due 11/05/2035		14,400	12,562

IndyMac INDX Mortgage Loan Trust
3.675% due 06/25/2036 ~		4,151	2,764
5.800% due 01/25/2037 •		1,184	1,045

JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		13,200	11,811
7.235% due 10/05/2040		6,800	7,156

JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		13,542	11,679
4.108% due 12/26/2037 ~		5,359	4,561
4.296% due 10/25/2036 ~		1,079	772
4.841% due 08/25/2034 «~		367	342
5.750% due 01/25/2036		314	139
5.764% due 06/25/2035 «~		23	22
5.990% due 07/25/2064 ~		1,865	1,865

JP Morgan Resecuritization Trust
4.987% due 05/26/2036 ~		8,800	6,105

Landmark Mortgage Securities PLC
5.632% due 04/17/2044 •	GBP	10,071	12,421

Manhattan West Mortgage Trust
2.130% due 09/10/2039		$16,100	14,329

MASTR Adjustable Rate Mortgages Trust
5.560% due 08/25/2034 ~		1,661	1,171
5.893% due 01/25/2047 «•		11	11

Merrill Lynch Mortgage Investors Trust
4.985% due 04/25/2035 ~		691	603

MFA Trust
1.479% due 03/25/2065 ~		2,453	2,306

Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		80	80
3.557% due 12/15/2047		1,384	1,370

Morgan Stanley Mortgage Capital Holdings Trust
3.397% due 09/13/2039		17,400	15,565

Morgan Stanley Mortgage Loan Trust
5.500% due 07/25/2035 ~		1,017	823

MortgageIT Mortgage Loan Trust
6.080% due 12/25/2035 •		538	519

New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		12,913	10,700
6.864% due 10/25/2063 þ		7,794	7,890

Nomura Resecuritization Trust
4.312% due 11/26/2036 •		12,420	10,201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OBX Trust
3.000% due 01/25/2052 ~		$13,482	$11,188
6.113% due 03/25/2063 þ		5,896	5,901

One New York Plaza Trust
6.393% due 01/15/2036 •		17,300	16,849

PRET LLC
3.900% due 10/25/2063 ~		2,591	2,477

Prime Mortgage Trust
5.860% due 02/25/2034 •		17	16
5.960% due 02/25/2035 •		426	421

Residential Accredit Loans, Inc. Trust
5.345% due 12/25/2035 ~		198	167
5.660% due 05/25/2037 •		3,926	3,503
6.000% due 09/25/2036		414	317
6.500% due 09/25/2036		3,576	1,562

Residential Asset Securitization Trust
5.500% due 10/25/2035 •		846	503

Residential Funding Mortgage Securities, Inc. Trust
6.000% due 06/25/2037		1,083	813

Ripon Mortgages PLC
5.934% due 08/28/2056 •	GBP	14,023	17,729

SFO Commercial Mortgage Trust
6.593% due 05/15/2038 •		$13,680	12,969

Structured Adjustable Rate Mortgage Loan Trust
4.271% due 01/25/2035 ~		289	282
4.977% due 11/25/2035 ~		3,957	2,456
5.860% due 04/25/2047 •		672	561

Structured Asset Mortgage Investments Trust
5.953% due 07/19/2035 •		493	459
6.113% due 09/19/2032 •		3	3

SunTrust Adjustable Rate Mortgage Loan Trust
5.607% due 02/25/2037 ~		540	447

Thornburg Mortgage Securities Trust
7.017% due 06/25/2047 •		3,579	3,004
7.067% due 03/25/2037 •		542	395

Towd Point Mortgage Funding
0.000% due 07/20/2053 •	GBP	9,100	11,520
6.583% due 07/20/2045 •		27,256	34,480

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$15,218	14,242

UWM Mortgage Trust
2.500% due 12/25/2051 ~		13,164	10,462

Verus Securitization Trust
6.338% due 04/25/2069 þ		4,710	4,735

Wachovia Mortgage Loan Trust LLC
6.624% due 05/20/2036 «~		166	154

WaMu Mortgage Pass-Through Certificates Trust
3.419% due 05/25/2037 ~		1,735	1,317
4.062% due 12/25/2036 ~		133	112
4.355% due 12/25/2036 ~		3,686	3,127
4.669% due 07/25/2037 ~		2,071	1,771
5.960% due 02/25/2045 •		4,369	4,149
6.040% due 10/25/2045 •		80	77
6.223% due 01/25/2046 •		347	315

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (d)	GBP	0	2,087
6.154% due 12/21/2049		7,977	10,123
6.884% due 12/21/2049 •		2,259	2,871
7.384% due 12/21/2049 •		1,179	1,484
7.884% due 12/21/2049 •		674	846
8.384% due 12/21/2049 •		674	838

Worldwide Plaza Trust
3.526% due 11/10/2036		$6,000	4,424

Total Non-Agency Mortgage-Backed Securities (Cost $579,533)			525,492

ASSET-BACKED SECURITIES 16.1%

Accredited Mortgage Loan Trust
5.720% due 09/25/2036 •		1,124	1,108

ACE Securities Corp. Home Equity Loan Trust
5.580% due 12/25/2036 •		1,888	972
5.760% due 07/25/2036 •		4,708	1,398
5.900% due 08/25/2036 •		9,537	2,222

14	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ACREC Ltd.
6.596% due 10/16/2036 •		$11,964	$11,881

Ally Auto Receivables Trust
5.760% due 11/15/2026		5,439	5,442

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.165% due 11/25/2035 •		1,843	1,792
6.570% due 03/25/2035 •		7,924	7,731

Anchorage Capital CLO Ltd.
6.765% due 04/22/2034 •		11,500	11,517

Apidos CLO
6.509% due 07/17/2030 •		9,835	9,848

Aqueduct European CLO DAC
4.537% due 07/20/2030 •	EUR	5,773	6,190

Arbor Realty Commercial Real Estate Notes Ltd.
6.783% due 01/15/2037 •		$15,100	15,037

AREIT LLC
7.571% due 06/17/2039 •		13,499	13,555

AREIT Trust
6.583% due 01/20/2037 •		11,788	11,699

Ares CLO Ltd.
6.460% due 01/15/2029 •		4,601	4,605

Argent Securities Trust
5.760% due 07/25/2036 •		15,563	4,159
5.840% due 03/25/2036 •		5,043	2,718

Bear Stearns Asset-Backed Securities Trust
5.760% due 11/25/2036 •		3,041	2,955
5.780% due 08/25/2036 •		442	421
6.585% due 02/25/2035 •		2,148	2,140

Benefit Street Partners CLO Ltd.
6.670% due 07/15/2032 •		13,300	13,318

BMW Vehicle Lease Trust
5.990% due 09/25/2026		8,900	8,943

Carlyle U.S. CLO Ltd.
6.479% due 10/15/2031 •		7,905	7,924

CarMax Auto Owner Trust
5.720% due 11/16/2026		4,896	4,897

Carvana Auto Receivables Trust
6.360% due 04/12/2027		2,462	2,467

Catamaran CLO Ltd.
6.686% due 04/22/2030 •		10,211	10,226

Citigroup Mortgage Loan Trust
7.250% due 05/25/2036 þ		2,490	1,250

Countrywide Asset-Backed Certificates Trust
4.338% due 10/25/2046 þ		8,117	6,442
5.600% due 06/25/2047 •		5,485	4,880
5.920% due 05/25/2037 •		5,533	5,014
6.060% due 06/25/2036 •		455	452
6.210% due 05/25/2034 «•		73	71
6.360% due 09/25/2036 •		1,546	1,403

Credit-Based Asset Servicing & Securitization Trust
5.580% due 11/25/2036 •		276	122

Cumulus Static CLO DAC
5.025% due 11/15/2033 •	EUR	7,900	8,456

Drive Auto Receivables Trust
5.830% due 12/15/2026		$8,460	8,461

Dryden CLO Ltd.
6.640% due 07/15/2031 •		12,222	12,239

Dryden Senior Loan Fund
6.477% due 10/19/2029 •		8,785	8,796
6.490% due 04/15/2029 •		5,520	5,524

EMC Mortgage Loan Trust
6.200% due 05/25/2040 •		52	52

Enterprise Fleet Financing LLC
5.740% due 12/20/2026		9,100	9,128

FHF Trust
6.570% due 06/15/2028		925	931

Fremont Home Loan Trust
5.520% due 01/25/2037 •		56	25
6.075% due 11/25/2035 •		9,900	8,787

FS Rialto Issuer LLC
7.233% due 01/19/2039 •		14,200	14,235

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Galaxy CLO Ltd.
6.608% due 05/16/2031 •		$317	$318

GSAA Home Equity Trust
5.995% due 03/25/2046 ~		5,771	2,127
6.500% due 10/25/2037		8,976	4,849

GSAMP Trust
5.640% due 06/25/2036 •		2,749	1,500

HERA Commercial Mortgage Ltd.
6.496% due 02/18/2038 •		11,568	11,442

Home Equity Loan Trust
5.690% due 04/25/2037 •		5,649	5,333

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		6,801	6,804

Invesco Euro CLO DAC
4.556% due 07/15/2031 •	EUR	3,600	3,835

JP Morgan Mortgage Acquisition Corp.
3.070% due 10/25/2035 •		$1,863	1,810
6.045% due 05/25/2035 •		1,131	1,113

JP Morgan Mortgage Acquisition Trust
5.680% due 08/25/2036 •		1,906	1,367
5.720% due 03/25/2037 •		569	558
5.940% due 08/25/2036 •		981	705

KREF Ltd.
6.789% due 02/17/2039 •		15,000	14,991

Kubota Credit Owner Trust
5.610% due 07/15/2026		5,460	5,460

LCM Ltd.
6.425% due 07/20/2030 •		6,105	6,106

Lehman XS Trust
4.937% due 06/25/2036 «•		263	264

Long Beach Mortgage Loan Trust
5.780% due 05/25/2036 •		33,671	10,035

Lument Finance Trust, Inc.
6.613% due 06/15/2039 •		12,464	12,448

Madison Park Funding Ltd.
6.507% due 10/18/2030 •		9,790	9,801

Man GLG Euro CLO DAC
4.409% due 12/15/2031 •	EUR	12,133	12,991

MASTR Asset-Backed Securities Trust
5.940% due 03/25/2036 •		$3,461	2,126
6.040% due 12/25/2035 «•		124	121

Merrill Lynch Mortgage Investors Trust
3.944% due 03/25/2037 þ		4,067	847
5.680% due 07/25/2037 •		2,349	1,022
5.940% due 08/25/2037 •		2,178	1,121

MF1 LLC
7.974% due 09/17/2037 •		12,800	12,843

MF1 Ltd.
6.526% due 10/16/2036 •		14,030	13,969
6.546% due 07/16/2036 •		13,780	13,693
6.689% due 02/19/2037 •		14,530	14,439
7.143% due 11/15/2035 •		5,934	5,933

MF1 Multifamily Housing Mortgage Loan Trust
6.293% due 07/15/2036 •		940	937

Morgan Stanley ABS Capital, Inc. Trust
5.640% due 05/25/2037 •		6,854	6,014
5.760% due 06/25/2036 •		3,708	1,884
5.760% due 07/25/2036 •		5,843	2,150
5.960% due 08/25/2036 •		10,226	5,097

Nelnet Student Loan Trust
6.640% due 02/20/2041		3,550	3,554
7.533% due 02/20/2041 •		3,324	3,330

New Century Home Equity Loan Trust
6.345% due 05/25/2034 •		8,107	8,100

Newcastle Mortgage Securities Trust
6.180% due 03/25/2036 •		6,757	6,503

NovaStar Mortgage Funding Trust
5.940% due 11/25/2036 •		2,364	711

Octagon Investment Partners Ltd.
6.475% due 10/20/2030 •		8,443	8,455

Option One Mortgage Loan Trust
5.600% due 03/25/2037 •		3,736	3,310
5.680% due 05/25/2037 •		7,465	4,416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Option One Mortgage Loan Trust Asset-Backed Certificates
6.150% due 11/25/2035 •	$7,595	$7,158

Ownit Mortgage Loan Trust
5.680% due 09/25/2037 •	1,848	809
5.739% due 05/25/2037 •	18,150	14,296
5.940% due 09/25/2037 •	9,089	3,978

Pagaya AI Debt Selection Trust
6.258% due 10/15/2031	10,011	10,019
7.037% due 03/15/2030 ~	1,189	1,194

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.585% due 03/25/2035 •	1,915	1,864

Ready Capital Mortgage Financing LLC
6.985% due 01/25/2037 •	11,787	11,767
7.719% due 10/25/2039 •	10,216	10,275
7.897% due 10/25/2039 •	9,932	9,981

Renaissance Home Equity Loan Trust
5.285% due 01/25/2037 þ	12,617	3,933

Residential Asset Securities Corp. Trust
6.060% due 02/25/2036 •	2,523	2,485
6.120% due 12/25/2035 •	2,056	1,795

Santander Drive Auto Receivables Trust
6.310% due 07/15/2027	4,802	4,814

Saxon Asset Securities Trust
5.800% due 10/25/2046 •	3,555	3,430

Securitized Asset-Backed Receivables LLC Trust
5.590% due 05/25/2037 •	639	472

SFS Auto Receivables Securitization Trust
5.350% due 06/21/2027	7,745	7,731

SG Mortgage Securities Trust
6.000% due 02/25/2036 •	2,016	1,003

Sound Point CLO Ltd.
6.565% due 07/25/2030 •	5,531	5,535
6.566% due 10/20/2030 •	7,620	7,627
6.796% due 07/20/2032 •	12,600	12,632

Soundview Home Loan Trust
5.570% due 02/25/2037 •	7,489	2,096
6.360% due 10/25/2037 •	12,196	9,502

Specialty Underwriting & Residential Finance Trust
5.760% due 11/25/2037 •	11,445	6,324

Starwood Commercial Mortgage Trust
6.523% due 07/15/2038 •	602	599

Structured Asset Securities Corp. Mortgage Loan Trust
6.360% due 05/25/2037 •	2,970	2,865

T-Mobile U.S. Trust
5.050% due 09/20/2029	9,200	9,189

Tesla Auto Lease Trust
5.860% due 08/20/2025	3,246	3,248

Thompson Park CLO Ltd.
6.590% due 04/15/2034 •	10,000	10,011

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036	4,600	4,604

Venture CLO Ltd.
6.636% due 07/20/2030 •	12,789	12,808
6.650% due 07/15/2031 •	5,376	5,380

Vibrant CLO Ltd.
6.626% due 09/15/2030 •	5,185	5,190
6.706% due 07/20/2032 •	17,000	17,012

Wachovia Mortgage Loan Trust LLC
6.150% due 10/25/2035 •	4,758	4,218

WaMu Asset-Backed Certificates WaMu Trust
5.710% due 04/25/2037 •	4,907	1,836
5.760% due 01/25/2037 •	2,497	1,146

Wind River CLO Ltd.
6.670% due 07/15/2031 •	4,000	4,002

Total Asset-Backed Securities (Cost $761,111)		718,693

SOVEREIGN ISSUES 4.7%

Brazil Government International Bond
6.125% due 03/15/2034	9,200	8,858

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	15

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2025 (d)	BRL	97,000	$16,063

Chile Government International Bond
0.830% due 07/02/2031	EUR	14,400	12,790

Italy Buoni Poliennali Del Tesoro
1.300% due 05/15/2028 (f)		18,145	19,124

Ivory Coast Government International Bond
5.875% due 10/17/2031		6,200	6,002

Korea Development Bank
6.057% (SOFRRATE + 0.700%) due 10/23/2026 ~		$1,900	1,912

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	267,498	12,312
3.000% due 12/03/2026 (f)		60,392	3,053
4.000% due 11/30/2028 (f)		111,762	5,717
4.000% due 08/24/2034 (f)		40,641	1,988
6.000% due 05/07/2036		$2,700	2,635
7.000% due 09/03/2026	MXN	345,000	17,171
8.500% due 03/01/2029		125,000	6,434
8.500% due 05/31/2029		22,100	1,139

Poland Government International Bond
5.125% due 09/18/2034		$4,600	4,531

Romania Government International Bond
3.624% due 05/26/2030	EUR	14,000	13,773

Saudi Government International Bond
4.750% due 01/18/2028		$9,700	9,594
4.750% due 01/16/2030		9,200	9,051

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	516,400	29,460

United Kingdom Gilt
4.375% due 07/31/2054	GBP	21,970	26,491

Total Sovereign Issues (Cost $227,390)			208,098

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.1%

INDUSTRIALS 0.1%

Drillco Holding Lux SA «(c)(i)	48,286	$1,129

Forsea Holding SA «(c)	142,284	3,326

Total Common Stocks (Cost $3,811)		4,455

PREFERRED SECURITIES 0.3%

BANKING & FINANCE 0.3%

Discover Financial Services
6.125% due 06/23/2025 •(g)	4,600,000	4,558

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(g)	6,600,000	6,538

Wells Fargo & Co.
3.900% due 03/15/2026 •(g)	3,900,000	3,739

Total Preferred Securities (Cost $15,100)		14,835

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (j) 0.0%
		408

U.S. TREASURY BILLS 0.0%
5.362% due 09/05/2024 (d)(e)	$446	442

Total Short-Term Instruments (Cost $850)		850

Total Investments in Securities (Cost $6,642,717)		6,187,533

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.5%

SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%

PIMCO Short Asset Portfolio	15,999,243	$156,057

PIMCO Short-Term Floating NAV Portfolio III	1,841	18

Total Short-Term Instruments (Cost $159,367)		156,075

Total Investments in Affiliates (Cost $159,367)		156,075

Total Investments 141.7% (Cost $6,802,084)		$6,343,608

Financial Derivative Instruments (l)(n) 0.3% (Cost or Premiums, net $9,943)		13,367

Other Assets and Liabilities, net (42.0)%		(1,878,836)

Net Assets 100.0%		$4,478,139

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA			06/08/2023	$966	$1,129	0.03%
National Football League	5.480%	10/05/2028	03/14/2024	2,400	2,396	0.05

				$3,366	$3,525	0.08%

16	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	06/28/2024	07/01/2024	$408	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026	$(416)	$408	$408

Total Repurchase Agreements						$(416)	$408	$408

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOO	5.470%	06/28/2024	07/01/2024		$(6,588)	$(6,591)
BOS	5.250	06/14/2024	07/11/2024		(2,591)	(2,597)
BRC	5.250	02/26/2024	TBD	(3)	(509)	(518)
CIB	5.420	05/23/2024	07/09/2024		(29,094)	(29,265)
DEU	5.420	06/21/2024	07/10/2024		(31,625)	(31,673)
JPS	5.250	06/14/2024	08/02/2024		(1,632)	(1,636)

Total Reverse Repurchase Agreements						$(72,280)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
MSC	5.530%	06/28/2024	07/01/2024	$(7,017)	$(7,020)
UBS	5.420	05/03/2024	07/17/2024	(2,541)	(2,565)
	5.420	05/06/2024	07/24/2024	(2,218)	(2,237)

Total Sale-Buyback Transactions					$(11,822)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2054	$60,900	$(47,956)	$(47,685)

Total Short Sales (1.1)%				$(47,956)	$(47,685)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of June 30, 2024:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOO	$0	$(6,591)	$0	$(6,591)	$6,485	$(106)
BOS	0	(2,597)	0	(2,597)	2,706	109
BRC	0	(518)	0	(518)	521	3
CIB	0	(29,265)	0	(29,265)	28,588	(677)
DEU	0	(31,673)	0	(31,673)	31,225	(448)
FICC	408	0	0	408	(416)	(8)
JPS	0	(1,636)	0	(1,636)	1,766	130

Master Securities Forward Transaction Agreement
MSC	0	0	(7,020)	(7,020)	6,875	(145)
UBS	0	0	(4,802)	(4,802)	4,874	72

Total Borrowings and Other Financing Transactions	$408	$(72,280)	$(11,822)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	17

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$(2,597)	$(1,636)	$(518)	$(4,751)
U.S. Treasury Obligations	(6,591)	(60,938)	0	0	(67,529)

Total	$(6,591)	$(63,535)	$(1,636)	$(518)	$(72,280)

Sale-Buyback Transactions
U.S. Treasury Obligations	(7,020)	(4,802)	0	0	(11,822)

Total	$(7,020)	$(4,802)	$0	$0	$(11,822)

Total Borrowings	$(13,611)	$(68,337)	$(1,636)	$(518)	$(84,102)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(84,102)

(k)	Securities with an aggregate market value of $83,975 have been pledged as collateral under the terms of the above master agreements as of June 30, 2024.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2024 was $(75,802) at a weighted average interest rate of 5.414%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(14) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond September Futures	09/2024	469	$41,163	$279	$0	$(107)
Euro-OAT France Government 10-Year Bond September Futures	09/2024	180	23,734	(235)	0	(127)
U.S. Treasury 2-Year Note September Futures	09/2024	91	18,584	31	0	(2)
U.S. Treasury 5-Year Note September Futures	09/2024	3,367	358,849	1,863	0	(368)
U.S. Treasury 10-Year Note September Futures	09/2024	2,470	271,661	2,682	0	(656)

				$4,620	$0	$(1,260)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund September Futures	09/2024	394	$(55,538)	$(167)	$177	$(8)
Japan Government 10-Year Bond September Futures	09/2024	83	(73,699)	114	289	(93)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2024	1,391	(157,922)	(1,781)	674	0
U.S. Treasury Long-Term Bond September Futures	09/2024	39	(4,614)	7	39	0
United Kingdom Long Gilt September Futures	09/2024	233	(28,738)	(135)	127	(9)

				$(1,962)	$1,306	$(110)

Total Futures Contracts				$2,658	$1,306	$(1,370)

18	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.314%	$ 2,400	$(61)	$78	$17	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2027	1.120	4,400	(194)	179	(15)	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	1.385	20,000	(48)	(279)	(327)	12	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.057	5,000	(78)	102	24	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.107	5,300	36	56	92	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.149	600	7	5	12	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.284	EUR 1,300	(199)	209	10	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2024	0.236	$ 7,400	21	8	29	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.523	6,700	(24)	141	117	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.580	1,700	(4)	33	29	1	0

						$(544)	$532	$(12)	$18	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$10,282	$(744)	$230	$(514)	$10	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	19,691	(1,878)	682	(1,196)	17	0
CDX.HY-38 5-Year Index	(5.000)	Quarterly	06/20/2027	58,006	(184)	(3,546)	(3,730)	51	0

					$(2,806)	$(2,634)	$(5,440)	$78	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	4.320%	Annual	10/20/2033	GBP	1,800	$(10)	$72	$62	$0	$(7)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		1,800	(8)	50	42	7	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	9,960,000	464	(1,150)	(686)	0	(82)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		152,000	16	50	66	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		690,000	0	300	300	18	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		1,050,000	4	473	477	28	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		224,600	10	101	111	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		6,229,100	1,780	3,995	5,775	175	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		343,000	0	266	266	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		$390,500	16	474	490	13	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		3,800	(12)	(21)	(33)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	5.388	Annual	10/18/2024		81,500	0	51	51	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	12/05/2024		31,900	(99)	(466)	(565)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/11/2024		54,600	(171)	(739)	(910)	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		24,500	(185)	(422)	(607)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		6,200	(48)	(102)	(150)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.790	Annual	04/10/2025		6,200	(48)	(101)	(149)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		6,200	(47)	(100)	(147)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		80,500	(3)	(26)	(29)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		42,200	30	382	412	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		47,480	0	955	955	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		25,600	0	372	372	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		10,300	(87)	241	154	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		8,700	(55)	(525)	(580)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		9,300	(58)	(535)	(593)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		58,120	0	1,717	1,717	184	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		27,500	0	686	686	87	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		91,500	0	2,146	2,146	289	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		3,200	0	69	69	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		7,400	0	157	157	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		6,300	0	132	132	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,400	0	193	193	30	0
Pay	1-Day USD-SOFR Compounded-OIS	1.943	Annual	04/21/2032		12,600	(82)	(1,704)	(1,786)	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		7,200	(29)	(300)	(329)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		4,400	(17)	(185)	(202)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		25,500	0	613	613	138	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	19

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.734%	Annual	08/15/2033		$28,000	$0	$635	$635	$152	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.743	Annual	08/15/2033		3,700	0	81	81	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.745	Annual	08/15/2033		2,500	0	55	55	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		13,400	0	284	284	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		9,400	0	198	198	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		19,400	0	396	396	105	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		2,000	(9)	59	50	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		1,360	(6)	33	27	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,900	(9)	66	57	11	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034		3,900	(11)	40	29	0	(24)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		1,600	(4)	23	19	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034		5,100	(17)	107	90	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		4,300	(17)	(22)	(39)	27	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		5,700	(17)	(2)	(19)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		69,300	14,010	11,317	25,327	952	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		112,375	3,182	1,767	4,949	1,964	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	241,900	0	(369)	(369)	0	(251)
Pay	1-Year BRL-CDI	11.528	Maturity	01/04/2027		107,800	0	(151)	(151)	0	(109)
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		218,600	0	(284)	(284)	0	(215)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	4,200	(7)	(26)	(33)	0	(3)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		6,300	(9)	(11)	(20)	0	(4)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		4,200	(6)	(22)	(28)	0	(3)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		4,300	(7)	(11)	(18)	0	(3)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		3,400	(6)	17	11	0	(3)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		2,600	(7)	(11)	(18)	0	(6)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	49,600	(636)	(157)	(793)	0	(68)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		3,900	3	(30)	(27)	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	26,500	(326)	400	74	26	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		100	(1)	1	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		13,900	(396)	425	29	14	0
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	6,000	(21)	(71)	(92)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,000	(174)	(2,249)	(2,423)	0	(11)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		27,400	(101)	(1,647)	(1,748)	0	(11)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		10,900	(515)	(176)	(691)	0	(5)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		8,700	(194)	(39)	(233)	0	(16)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		3,100	(12)	(126)	(138)	7	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		1,500	(6)	(79)	(85)	3	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		2,900	(12)	(160)	(172)	6	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		1,900	(8)	(74)	(82)	4	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		2,500	(10)	(83)	(93)	5	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		3,700	(13)	(67)	(80)	8	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		2,400	(8)	(49)	(57)	6	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		3,800	(14)	96	82	9	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		2,700	(8)	(18)	(26)	0	(6)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		2,700	(9)	(20)	(29)	0	(6)
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		1,800	(6)	37	31	4	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	09/18/2034		59,600	643	(890)	(247)	0	(126)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	09/18/2054		50,900	(2,104)	2,147	43	119	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	46,600	(413)	200	(213)	68	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		12,800	(49)	(194)	(243)	26	0

							$14,031	$18,465	$32,496	$4,841	$(1,235)

Total Swap Agreements							$10,681	$16,363	$27,044	$4,937	$(1,235)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,306	$4,937	$6,243	$0	$ (1,370)	$ (1,235)	$ (2,605)

(m)

Securities with an aggregate market value of $45,963 and cash of $25,185 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2024. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

20	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	07/2024	NZD	1,665		$1,020	$5	$0
	08/2024		$1,020	NZD	1,665	0	(6)

BOA	07/2024	SGD	7,995		$5,923	27	0
	07/2024		$35	KRW	47,241	0	0
	07/2024		25,449	SGD	34,542	24	0
	08/2024	SGD	34,491		$25,449	0	(25)
	08/2024		$14	TRY	490	0	0
	02/2025	CNH	7,852		$1,099	5	0

BPS	07/2024	AUD	535		354	0	(3)
	07/2024	BRL	268		48	0	0
	07/2024	CAD	7,367		5,383	0	(2)
	07/2024	EUR	3,356		3,611	17	0
	07/2024	GBP	142,653		182,226	1,898	0
	07/2024	KRW	83,830		61	0	0
	07/2024		$11,366	AUD	17,058	14	0
	07/2024		50	BRL	268	0	(2)
	07/2024		6,820	EUR	6,300	0	(73)
	07/2024		10,619	GBP	8,355	0	(58)
	07/2024		1,200	IDR	19,663,668	2	0
	07/2024		351	ILS	1,302	0	(6)
	07/2024		34	KRW	46,886	0	0
	07/2024		3,341	NZD	5,438	0	(28)
	08/2024	AUD	17,058		$11,376	0	(14)
	08/2024	TRY	852		25	0	0
	08/2024		$10	TRY	338	0	0
	09/2024	CNH	1,222		$170	2	0
	09/2024	TWD	577,332		17,942	137	0
	10/2024	CNH	354		49	1	0
	12/2024		$1,999	CNH	14,335	0	(12)
	01/2025	CNH	15,413		$2,158	15	0

BRC	07/2024	AUD	15,692		10,385	0	(84)
	07/2024	CAD	612		446	0	(1)
	07/2024	DKK	5,895		858	12	0
	07/2024	MXN	25,609		1,386	0	(11)
	07/2024	PLN	180		46	1	0
	07/2024	SGD	3,245		2,403	10	0
	07/2024	THB	1,835		50	0	0
	07/2024		$2,055	PLN	8,210	0	(16)
	07/2024		6,329	TRY	220,025	288	0
	08/2024		4,303		150,032	28	0
	09/2024	MXN	341,660		$18,217	0	(236)
	09/2024		$1,081	TRY	38,960	17	0

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	21

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2024	CNH	194,304		$27,036	$194	$0
	02/2025		$1,099	CNH	7,848	0	(6)

BSH	07/2024	BRL	51,200		$10,151	992	0
	07/2024		$9,210	BRL	51,200	0	(51)

CBK	07/2024	BRL	29,681		$5,447	137	0
	07/2024	CHF	6,814		7,487	0	(97)
	07/2024	GBP	1,516		1,926	10	0
	07/2024	KRW	36,325,266		26,228	0	(120)
	07/2024	PLN	24		6	0	0
	07/2024		$5,339	BRL	29,681	0	(30)
	07/2024		698	PLN	2,768	0	(11)
	07/2024		35	THB	1,290	0	0
	07/2024		1,493	ZAR	27,146	0	(3)
	07/2024	ZAR	775		$42	0	0
	08/2024		$5,447	BRL	29,781	0	(139)
	09/2024	TWD	219,646		$6,815	41	0
	09/2024		$48,501	INR	4,062,224	104	(12)
	01/2025		2,158	CNH	15,409	0	(16)

DUB	07/2024	AUD	369		$244	0	(2)
	07/2024	BRL	2,395		433	5	0
	07/2024		$477	BRL	2,395	0	(48)
	07/2024		19	KRW	25,626	0	0
	12/2024		17,856	CNH	127,429	0	(183)
	03/2025		105	TRY	5,010	13	0

FAR	07/2024	AUD	2,045		$1,363	0	(2)
	07/2024	EUR	152,107		165,668	2,769	0
	07/2024	NZD	6,747		4,137	27	0
	07/2024		$2,878	JPY	458,540	0	(28)
	08/2024	JPY	456,389		$2,878	28	0
	08/2024		$1,952	NZD	3,200	0	(3)

GLM	07/2024	BRL	87,500		$16,332	680	0
	07/2024	KRW	7,698		6	0	0
	07/2024	MXN	24,177		1,302	0	(17)
	07/2024		$16,186	BRL	87,500	0	(533)
	07/2024		100	KRW	137,380	0	0
	07/2024		15,042	PLN	59,423	0	(283)
	07/2024	ZAR	167,415		$9,151	0	(40)
	08/2024		$11,294	BRL	59,742	0	(646)
	08/2024		3,351	TRY	115,656	28	0
	09/2024		2,213		83,777	167	0
	04/2025	BRL	94,400		$16,934	565	0

JPM	07/2024		48,074		8,969	369	0
	07/2024	CHF	9,432		10,428	0	(70)
	07/2024	KRW	7,678		6	0	0
	07/2024	SGD	23,241		17,267	128	0
	07/2024		$9,498	BRL	48,074	0	(898)
	07/2024		18,093	CHF	16,237	0	(21)
	07/2024		1,277	DKK	8,896	1	0
	07/2024		11,017	IDR	178,673,487	0	(96)
	07/2024		848	ILS	3,137	0	(17)
	07/2024		23	KRW	31,628	0	0
	07/2024		7,533	TRY	255,149	239	0
	07/2024	ZAR	317,121		$17,227	0	(182)
	08/2024	AUD	526		351	0	0
	08/2024	CHF	16,177		18,093	21	0
	08/2024	DKK	8,881		1,277	0	(1)
	08/2024		$9,411	TRY	334,906	342	0
	09/2024	TWD	373,693		$11,607	82	0
	09/2024		$2,939	BRL	16,062	0	(85)
	09/2024		2,973	INR	249,064	7	0
	10/2024	CNH	754		$105	1	0
	11/2024		$2,538	TRY	100,139	139	0
	12/2024	CNH	14,342		$1,999	11	0
	03/2025		$91	TRY	4,427	13	0
	04/2025	BRL	2,600		$463	12	0

MBC	07/2024	CAD	14,457		10,618	50	0
	07/2024	EUR	2,294		2,478	21	0
	07/2024	JPY	458,931		2,935	82	0
	07/2024	SGD	68		51	0	0

22	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2024		$34,008	CAD	46,563	$28	$0
	08/2024	CAD	46,531		$34,008	0	(29)
	09/2024	TWD	1,458		45	0	0
	12/2024	CNH	21,882		3,066	32	0
	12/2024		$3,066	CNH	21,874	0	(33)

MYI	07/2024	CAD	157		$115	0	0
	07/2024	EUR	1,418		1,520	2	0
	07/2024		$875	DKK	6,106	2	0
	07/2024		3,311	NZD	5,399	0	(23)
	08/2024	DKK	6,095		$875	0	(2)
	09/2024	TWD	148,657		4,634	49	0
	09/2024		$1,988	INR	166,248	1	0

RBC	07/2024	CAD	23,940		$17,476	0	(23)
	07/2024		$172,226	GBP	135,814	0	(543)
	08/2024	GBP	135,814		$172,255	542	0

RYL	07/2024		$1,056	AUD	1,583	0	0

SCX	07/2024	EUR	1,451		$1,559	5	0
	07/2024	IDR	492,360		30	0	0
	07/2024	KRW	38,573		28	0	0
	07/2024		$180,466	EUR	168,439	0	(76)
	07/2024		17	KRW	23,792	0	0
	07/2024		18	MXN	325	0	0
	07/2024		17,815	ZAR	328,291	206	0
	08/2024	EUR	168,439		$180,731	78	0
	09/2024	CNH	375		52	1	0
	09/2024	TWD	217,695		6,753	39	0
	09/2024		$13,484	INR	1,128,558	16	0

SSB	07/2024	EUR	14,113		$15,309	195	0

TOR	07/2024	NZD	2,425		1,486	8	0
	08/2024		$1,486	NZD	2,425	0	(8)

UAG	07/2024	DKK	9,125		$1,325	15	0
	07/2024	ILS	4,241		1,144	21	0
	12/2024	CNH	127,481		17,856	176	0

Total Forward Foreign Currency Contracts						$11,197	$(4,954)

PURCHASED OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600%	09/18/2024	47,400	$109	$73
	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600	11/20/2024	31,600	65	85

GST	Put - OTC CDX.IG-42 5-Year Index	Buy	0.600	11/20/2024	30,500	64	82

						$238	$240

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Call - OTC USD versus CNH	CNH	7.275	12/06/2024	800	$96	$204
	Call - OTC USD versus CNH		7.325	12/06/2024	400	50	77
	Call - OTC USD versus CNH		7.400	12/06/2024	600	55	86
	Call - OTC USD versus CNH		7.325	01/14/2025	500	49	82
	Call - OTC USD versus CNH		7.400	01/14/2025	600	48	75
	Call - OTC USD versus CNH		7.400	01/23/2025	600	57	76

BRC	Call - OTC USD versus CNH		7.300	02/14/2025	300	32	46

CBK	Call - OTC USD versus CNH		7.300	01/14/2025	600	63	112
	Call - OTC USD versus CNH		7.450	02/14/2025	600	57	68

DUB	Call - OTC USD versus CNH		7.400	12/12/2024	4,800	444	709

GLM	Put - OTC GBP versus USD	$	1.200	09/26/2024	11,800	389	22

MBC	Call - OTC USD versus CNH	CNH	7.350	12/06/2024	800	77	146
	Call - OTC USD versus CNH		7.375	02/14/2025	600	59	82

SCX	Call - OTC USD versus CNH		7.300	02/14/2025	200	20	30

						$1,496	$1,815

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	23

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.070%	06/04/2025	10,500	$363	$369

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.749	11/13/2024	80,200	0	40
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.725	11/14/2024	53,200	0	26
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.754	11/15/2024	36,900	0	20
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.765	11/18/2024	27,900	0	16
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	11/20/2024	37,800	0	25
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.820	11/21/2024	37,800	0	27
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.850	11/22/2024	27,900	0	22
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	11/25/2024	39,700	0	39
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	11/29/2024	72,100	0	79
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	12/03/2024	31,500	0	35
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.840	12/05/2024	44,000	0	41
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/09/2024	44,200	0	49
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.930	12/11/2024	44,100	0	55
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	12/13/2024	44,100	0	53
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	12/17/2024	33,300	0	32
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.920	02/27/2025	7,600	332	270

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.329	05/29/2025	12,700	434	303

							$1,129	$1,501

Total Purchased Options							$2,863	$3,556

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC CDX.IG-42 5-Year Index	Sell	0.800%	09/18/2024	94,800	$(111)	$(50)
	Put - OTC CDX.IG-42 5-Year Index	Sell	0.800	11/20/2024	63,200	(57)	(79)

GST	Put - OTC CDX.IG-42 5-Year Index	Sell	0.800	11/20/2024	61,000	(61)	(77)

						$(229)	$(206)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC GBP versus USD	$1.100	09/26/2024	23,600	$(242)	$(2)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	07/08/2024	3,900	$ (18)	$(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	07/08/2024	3,900	(18)	0

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.700	07/04/2024	4,300	(6)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.000	07/04/2024	4,300	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.700	07/05/2024	2,600	(10)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.070	07/05/2024	2,600	(10)	(2)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/26/2024	2,600	(10)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	07/26/2024	2,600	(10)	(13)

FAR	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.430	06/04/2025	40,500	(365)	(342)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.885	07/10/2024	4,200	(14)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.235	07/10/2024	4,200	(14)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.586	07/15/2024	4,200	(16)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.986	07/15/2024	4,200	(16)	(23)

GLM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.689	07/15/2024	7,500	(15)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.139	07/15/2024	7,500	(15)	(18)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.244	02/27/2025	28,900	(332)	(255)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.844	07/03/2024	5,600	(19)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.194	07/03/2024	5,600	(19)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.880	07/08/2024	7,500	(23)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	07/08/2024	7,500	(23)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.628	07/18/2024	7,300	(28)	(8)

24	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.978%	07/18/2024	7,300	$(28)	$(47)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.680	07/22/2024	3,700	(14)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	07/22/2024	3,700	(14)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.540	07/24/2024	3,800	(16)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.648	07/24/2024	7,400	(27)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.998	07/24/2024	7,400	(27)	(48)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.000	07/24/2024	3,800	(16)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	07/29/2024	3,700	(12)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.110	07/29/2024	3,700	(12)	(13)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/15/2024	2,100	(8)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.880	07/15/2024	2,100	(8)	(8)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	07/18/2024	2,500	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	07/18/2024	2,500	(8)	(11)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/13/2024	8,900	0	(44)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.300	11/14/2024	5,900	0	(29)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/15/2024	4,100	0	(21)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.310	11/18/2024	3,100	0	(16)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	11/20/2024	4,200	0	(25)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.357	11/21/2024	4,200	0	(26)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.360	11/22/2024	3,100	0	(20)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	11/25/2024	4,400	0	(31)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	11/29/2024	3,400	0	(30)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	11/29/2024	4,600	0	(42)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	12/03/2024	3,500	0	(30)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.363	12/05/2024	4,900	0	(34)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.395	12/09/2024	4,900	0	(38)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.468	12/11/2024	4,900	0	(48)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.425	12/13/2024	4,900	0	(43)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.353	12/17/2024	3,700	0	(27)

JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850	07/05/2024	8,400	(21)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	07/05/2024	8,400	(21)	(3)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.610	07/15/2024	2,700	(5)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/15/2024	2,700	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	07/05/2024	2,000	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	07/05/2024	2,000	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.675	07/22/2024	3,900	(15)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.025	07/22/2024	3,900	(15)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.640	07/23/2024	2,000	(8)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.990	07/23/2024	2,000	(8)	(13)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.800	07/03/2024	2,300	(9)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.150	07/03/2024	2,300	(9)	0

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.750	05/29/2025	48,700	(432)	(262)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.820	07/11/2024	4,400	(7)	(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.120	07/11/2024	4,400	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.765	07/22/2024	3,600	(15)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.265	07/22/2024	3,600	(15)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.630	07/29/2024	3,900	(10)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.690	07/29/2024	3,900	(14)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	07/29/2024	3,900	(14)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.090	07/29/2024	3,900	(10)	(17)

RYL	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	07/15/2024	4,400	(7)	(6)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.040	07/15/2024	4,400	(7)	(3)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/17/2024	4,500	(8)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.970	07/17/2024	4,500	(8)	(7)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.630	07/22/2024	4,400	(7)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.940	07/22/2024	4,400	(7)	(10)

ULO	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.570	07/25/2024	3,500	(11)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	07/25/2024	3,500	(11)	(16)

							$(1,907)	$(1,909)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	$97.266	07/08/2024	3,800	$(8)	$(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.719	07/08/2024	2,500	(5)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	2,400	(7)	(1)

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.250	07/08/2024	5,700	(11)	(7)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2054	97.969	07/08/2024	2,900	(9)	(1)

					$(40)	$(15)

Total Written Options					$(2,418)	$(2,132)

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	25

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2024(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.149%	$14,400	$(708)	$662	$0	$(46)

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	2,500	(120)	108	0	(12)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	500	(45)	39	0	(6)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	4,900	(225)	220	0	(5)

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.052	3,000	(148)	145	0	(3)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	700	(25)	22	0	(3)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	3,500	(169)	158	0	(11)

DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	5,200	(236)	219	0	(17)

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	3,600	(135)	118	0	(17)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.399	1,600	(143)	123	0	(20)

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	0.530	4,800	(108)	120	12	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.185	500	(19)	17	0	(2)

MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.149	23,100	(1,089)	1,016	0	(73)

							$(3,170)	$2,967	$12	$(215)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BOA	iTraxx Crossover 40 5-Year 35-100% Index	5.000%	Quarterly	12/20/2028	EUR 8,100	$1,345	$197	$1,542	$0

JPM	iTraxx Crossover 40 5-Year 35-100% Index	5.000	Quarterly	12/20/2028	3,800	642	81	723	0

						$1,987	$278	$2,265	$0

Total Swap Agreements						$(1,183)	$3,245	$2,277	$(215)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of June 30, 2024:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$5	$0	$0	$5	$(6)	$0	$0	$(6)	$(1)	$0	$(1)
BOA	56	0	1,542	1,598	(25)	(5)	(46)	(76)	1,522	(1,566)	(44)
BPS	2,086	758	0	2,844	(198)	(129)	(18)	(345)	2,499	(2,370)	129
BRC	550	46	0	596	(354)	(6)	(5)	(365)	231	0	231
BSH	992	0	0	992	(51)	0	0	(51)	941	(700)	241
CBK	292	180	0	472	(428)	(20)	(17)	(465)	7	0	7
DUB	18	709	0	727	(233)	0	(17)	(250)	477	(420)	57
FAR	2,824	369	0	3,193	(33)	(386)	0	(419)	2,774	(2,828)	(54)
GLM	1,440	851	0	2,291	(1,519)	(1,031)	0	(2,550)	(259)	(300)	(559)
GST	0	82	0	82	0	(77)	(37)	(114)	(32)	0	(32)
JPM	1,365	0	735	2,100	(1,370)	(69)	(2)	(1,441)	659	(806)	(147)
MBC	213	228	0	441	(62)	0	0	(62)	379	(270)	109
MSC	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
MYC	0	303	0	303	0	(346)	(73)	(419)	(116)	121	5
MYI	54	0	0	54	(25)	0	0	(25)	29	(20)	9
RBC	542	0	0	542	(566)	0	0	(566)	(24)	0	(24)
RYL	0	0	0	0	0	(33)	0	(33)	(33)	0	(33)
SAL	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
SCX	345	30	0	375	(76)	0	0	(76)	299	(30)	269
SSB	195	0	0	195	0	0	0	0	195	0	195
TOR	8	0	0	8	(8)	0	0	(8)	0	0	0
UAG	212	0	0	212	0	0	0	0	212	0	212
ULO	0	0	0	0	0	(22)	0	(22)	(22)	0	(22)

Total Over the Counter	$11,197	$3,556	$2,277	$17,030	$(4,954)	$(2,132)	$(215)	$(7,301)

26	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

June 30, 2024	(Unaudited)

(o)

Securities with an aggregate market value of $121 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2024.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,306	$1,306
Swap Agreements	0	96	0	0	4,841	4,937

	$0	$96	$0	$0	$6,147	$6,243

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,197	$0	$11,197
Purchased Options	0	240	0	1,815	1,501	3,556
Swap Agreements	0	2,277	0	0	0	2,277

	$0	$2,517	$0	$13,012	$1,501	$17,030

	$0	$2,613	$0	$13,012	$7,648	$23,273

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,370	$1,370
Swap Agreements	0	0	0	0	1,235	1,235

	$0	$0	$0	$0	$2,605	$2,605

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,954	$0	$4,954
Written Options	0	206	0	2	1,924	2,132
Swap Agreements	0	215	0	0	0	215

	$0	$421	$0	$4,956	$1,924	$7,301

	$0	$421	$0	$4,956	$4,529	$9,906

See Accompanying Notes	SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	27

Schedule of Investments	PIMCO Total Return Portfolio	(Cont.)	June 30, 2024	(Unaudited)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended June 30, 2024:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$579	$579
Futures	0	0	0	0	(20,880)	(20,880)
Swap Agreements	0	(1,804)	0	0	3,849	2,045

	$0	$(1,804)	$0	$0	$(16,452)	$(18,256)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,890	$0	$1,890
Purchased Options	0	(60)	0	0	1,242	1,182
Written Options	0	0	0	0	4,014	4,014
Swap Agreements	0	1,436	0	0	0	1,436

	$0	$1,376	$0	$1,890	$5,256	$8,522

	$0	$(428)	$0	$1,890	$(11,196)	$(9,734)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$31,453	$31,453
Swap Agreements	0	11	0	0	12,019	12,030

	$0	$11	$0	$0	$43,472	$43,483

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,440	$0	$8,440
Purchased Options	0	3	0	583	(778)	(192)
Written Options	0	22	0	51	450	523
Swap Agreements	0	(981)	0	0	0	(981)

	$0	$(956)	$0	$9,074	$(328)	$7,790

	$0	$(945)	$0	$9,074	$43,144	$51,273

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Securities, at Value
Loan Participations and Assignments	$0	$2,089	$10,126	$12,215
Corporate Bonds & Notes
Banking & Finance	0	933,233	2,218	935,451
Industrials	0	490,939	2,396	493,335
Utilities	0	234,440	0	234,440
Municipal Bonds & Notes
California	0	5,974	0	5,974
Illinois	0	6,158	0	6,158
Louisiana	0	6,818	0	6,818
New York	0	2,426	0	2,426
Texas	0	8,784	0	8,784
West Virginia	0	6,031	0	6,031
U.S. Government Agencies	0	2,297,649	0	2,297,649
U.S. Treasury Obligations	0	705,829	0	705,829
Non-Agency Mortgage-Backed Securities	0	524,652	840	525,492
Asset-Backed Securities	0	718,237	456	718,693
Sovereign Issues	0	208,098	0	208,098
Common Stocks
Industrials	0	0	4,455	4,455
Preferred Securities
Banking & Finance	0	14,835	0	14,835
Short-Term Instruments
Repurchase Agreements	0	408	0	408
U.S. Treasury Bills	0	442	0	442

	$0	$6,167,042	$20,491	$6,187,533

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2024
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$156,075	$0	$0	$156,075

Total Investments	$156,075	$6,167,042	$20,491	$6,343,608

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(47,685)	$0	$(47,685)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	593	5,650	0	6,243
Over the counter	0	17,030	0	17,030

	$593	$22,680	$0	$23,273

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(344)	(2,261)	0	(2,605)
Over the counter	0	(7,301)	0	(7,301)

	$(344)	$(9,562)	$0	$(9,906)

Total Financial Derivative Instruments	$249	$13,118	$0	$13,367

Totals	$156,324	$6,132,475	$20,491	$6,309,290

There were no significant transfers into or out of Level 3 during the period ended June 30, 2024.

28	PIMCO VARIABLE INSURANCE TRUST	See Accompanying Notes

Notes to Financial Statements	June 30, 2024	(Unaudited)

1. ORGANIZATION

PIMCO Variable Insurance Trust (the “Trust”) is a Delaware statutory trust established under a trust instrument dated October 3, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust is designed to be used as an investment vehicle by separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. Information presented in these financial statements pertains to the Institutional Class, Administrative Class and Advisor Class shares of the PIMCO Total Return Portfolio (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	29

Notes to Financial Statements	(Cont.)

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Portfolio. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the

Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred or will occur during the period March 12, 2020 through December 31, 2024. In January 2021 and December 2022, FASB issued ASU 2021-01 and ASU 2022-06, which include additional amendments to Topic 848. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The

30	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management has implemented changes in connection with the amendments and has determined that there was no material impact to the Portfolio’s financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and exchange-traded fund (“ETF”) shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which change the disclosures provided to shareholders. The rule amendments were effective as of January 2023, and compliance with the rule amendments was required as of July 2024. As such, the Portfolio has made significant updates to the content of its shareholder reports. In addition, shareholder reports are now mailed to shareholders who have not opted to receive shareholder report documents electronically. Management has implemented format and content changes to the Portfolio’s annual and semiannual financial and other information in connection with the rule amendments and has determined that there was no material impact to the Portfolio’s financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and compliance with the amendments was required as of May 28, 2024. Management has implemented changes in connection with the rule and has determined that there was no material impact to the Portfolio’s financial statements.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Act, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. The amendments became effective December 11, 2023, and fund groups with $1 billion or more in net assets will have 24 months to comply with the amendments (fund groups with net assets of less than $1 billion have 30 months to comply). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Portfolio’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	31

Notes to Financial Statements	(Cont.)

designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign

(non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Frequent or Excessive Purchases, Exchanges and Redemptions” section in the Portfolio’s prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

32	PIMCO VARIABLE INSURANCE TRUST

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(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	33

Notes to Financial Statements	(Cont.)

the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2024 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$150,934	$4,214	$0	$0	$909	$156,057	$4,232	$0

34	PIMCO VARIABLE INSURANCE TRUST

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Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2024	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$55	$251,156	$(251,180)	$(13)	$0	$18	$256	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolio may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolio may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of

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Notes to Financial Statements	(Cont.)

Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Portfolio’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have

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additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of June 30, 2024, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolio to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

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Notes to Financial Statements	(Cont.)

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by the Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by the Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each

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Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended June 30, 2024, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are

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Notes to Financial Statements	(Cont.)

exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will

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value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities

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Notes to Financial Statements	(Cont.)

in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Portfolio’s prospectus for a more detailed description of the risks of investing in the Portfolio.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

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Credit Risk is the risk that the Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

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Notes to Financial Statements	(Cont.)

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Convertible Securities Risk is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk is the risk related to the discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, the Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Portfolio’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Portfolio’s performance.

Market Disruptions Risk The Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, military conflicts, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/environmental disasters, which can all negatively impact the securities markets and cause the Portfolio to lose value. These events can also impair the technology and other operational systems upon which the Portfolio’s service providers, including PIMCO as the Portfolio’s investment adviser, rely, and could otherwise disrupt the Portfolio’s service providers’ ability to fulfill their obligations to the Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolio itself is regulated. Such legislation or regulation could limit or preclude the Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of the Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Portfolio is regulated, affect the expenses incurred directly by the Portfolio and the value of its investments, and limit and/or preclude the Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

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Operational Risk An investment in the Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Portfolio. While the Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of technology, including cloud-based technology, has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

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Notes to Financial Statements	(Cont.)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolio, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	Administrative Class	Advisor Class
0.25%	0.25%	0.25%	0.25%

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted an Administrative Services Plan with respect to the Administrative Class shares of the Portfolio pursuant to Rule 12b-1 under the Act (the “Administrative Plan”). Under the terms of the Administrative Plan, the Trust is permitted to compensate the Distributor, out of the Administrative Class assets of the Portfolio, in an amount up to 0.15% on an annual basis of the average daily net assets of that class, for providing or procuring through financial intermediaries administrative, recordkeeping and investor services for Administrative Class shareholders of the Portfolio.

The Trust has adopted a separate Distribution and Servicing Plan for the Advisor Class shares of the Portfolio (the “Distribution and Servicing Plan”). The Distribution and Servicing Plan has been adopted pursuant to Rule 12b-1 under the Act. The Distribution and Servicing Plan permits the Portfolio to compensate the Distributor for providing or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Advisor Class shares. The Distribution and Servicing Plan permits the Portfolio to make total

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payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Class shares.

	Distribution Fee	Servicing Fee

Administrative Class	—	0.15%

Advisor Class	0.25%	—

(d) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolio, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Portfolio is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through May 1, 2025, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Portfolio’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended June 30, 2024, there were no waivers.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of June 30, 2024, there were no recoverable amounts.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at

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Notes to Financial Statements	(Cont.)

ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2024, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$19,134,261	$19,263,934	$540,398	$184,274

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 06/30/2024 (Unaudited)		Year Ended 12/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	3,762	$34,071	8,468	$76,522

Administrative Class	17,308	156,227	27,873	250,460

Advisor Class	10,080	91,176	13,781	124,164
Issued as reinvestment of distributions

Institutional Class	705	6,363	1,280	11,473

Administrative Class	5,043	45,478	9,468	84,958

Advisor Class	4,135	37,294	7,339	65,822
Cost of shares redeemed

Institutional Class	(15,060)	(135,540)	(3,676)	(32,876)

Administrative Class	(26,441)	(238,519)	(69,442)	(622,592)

Advisor Class	(10,565)	(95,369)	(19,402)	(173,695)

Net increase (decrease) resulting from Portfolio share transactions	(11,033)	$(98,819)	(24,311)	$(215,764)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, three persons owned of record or beneficially 10% or more of the Portfolio’s total outstanding shares, comprising 41% of the Portfolio. One of the shareholders is a related party and comprises 12% of the Portfolio. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of June 30, 2024, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable

48	PIMCO VARIABLE INSURANCE TRUST

June 30, 2024	(Unaudited)

annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended December 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$346,182	$129,268

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of June 30, 2024, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$6,764,071	$83,848	$(512,565)	$(428,717)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL FINANCIAL AND OTHER INFORMATION	|	JUNE 30, 2024	49

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	FICC	Fixed Income Clearing Corporation	RYL	NatWest Markets Plc

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC

DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	ULO	UBS AG London

Currency Abbreviations:

AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty

BRL	Brazilian Real	ILS	Israeli Shekel	SGD	Singapore Dollar

CAD	Canadian Dollar	INR	Indian Rupee	THB	Thai Baht

CHF	Swiss Franc	JPY	Japanese Yen	TRY	Turkish New Lira

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TWD	Taiwanese Dollar

DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

CAONREPO	Canadian Overnight Repo Rate Average	LIBOR03M	3 Month USD-LIBOR	SOFRINDX	Secured Overnight Financing Rate Index

CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor

50	PIMCO VARIABLE INSURANCE TRUST

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust.

pimco.com/pvit

PVIT18FSSAR_063024

Item 8.	Changes in and Disagreements with Accountant for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to the Registrant.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Not applicable to the Registrant.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes—Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes—Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Variable Insurance Trust

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	August 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date:	August 28, 2024

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)
Date:	August 28, 2024